UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-103094
Pre-Effective Amendment No.□
Post-Effective Amendment No. 35☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 465☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM All American Gold
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
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•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
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Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

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Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Lifetime Income Options (an applicant may purchase one option):
5% Lifetime Income Option (no longer available)	1.00% [15]
7% Lifetime Income Option	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30% [16]
10% Spousal Continuation Benefit (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20% [18]
10% Spousal Continuation Benefit	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,657	$3,241	$4,666	$7,821	*	$2,741	$4,366	$7,821	$957	$2,741	$4,366	$7,821
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.030% for the first seven Contract Years.
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•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned
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property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Lifetime Income Options as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
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Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract
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Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
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Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset
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opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued
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by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
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**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval
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(whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of
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the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no charge for the this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Linc Option as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest.
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Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to
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below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the
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Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
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Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
98

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
99

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
100

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
101

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
102

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
103

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
104

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
105

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
2006	15.593547	18.032753	15.64%	12,362
2005	15.081312	15.593547	3.40%	14,189
2004	13.717395	15.081312	9.94%	17,296
2003*	10.000000	13.717395	37.17%	10,912
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
2006	15.517116	17.918223	15.47%	16,612
2005	15.018694	15.517116	3.32%	16,846
2004	13.496328	15.018694	11.28%	17,491
2003*	10.000000	13.496328	34.96%	9,160
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
2006	15.828751	16.198118	2.33%	3,045
2005	15.169524	15.828751	4.35%	3,391
2004	13.819561	15.169524	9.77%	4,479
2003*	10.000000	13.819561	38.20%	398
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
2006	13.833020	15.832465	14.45%	20,094
2005	13.760220	13.833020	0.53%	22,606
2004	12.996293	13.760220	5.88%	27,234
2003*	10.000000	12.996293	29.96%	3,102
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
2006	10.478252	10.764091	2.73%	221,518
2005	10.496221	10.478252	-0.17%	217,733
2004	10.277156	10.496221	2.13%	157,703
2003*	10.000000	10.277156	2.77%	20,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
2006	10.713685	11.605434	8.32%	16,741
2005*	10.000000	10.713685	7.14%	1,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
2006	11.020914	12.169729	10.42%	61,530
2005*	10.000000	11.020914	10.21%	3,325
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
2006	11.229430	12.535369	11.63%	19,760
2005*	10.000000	11.229430	12.29%	3,875
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
2006	13.411310	15.460332	15.28%	35,049
2005*	10.000000	13.411310	34.11%	8,501
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
2006	19.517361	22.722492	16.42%	10,476
2005	16.621745	19.517361	17.42%	10,745
2004	14.839398	16.621745	12.01%	11,290
2003*	10.000000	14.839398	48.39%	5,060
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
2006	19.017044	21.808314	14.68%	36,574
2005	18.781893	19.017044	1.25%	31,674
2004	16.690522	18.781893	12.53%	23,979
2003*	10.000000	16.690522	66.91%	6,401
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
2006*	10.000000	11.130667	11.31%	135,414
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	32,048
2011	18.992316	15.796775	-16.83%	37,428
2010	16.349715	18.992316	16.16%	40,596
2009	9.580883	16.349715	70.65%	47,421
2008	20.479456	9.580883	-53.22%	58,710
2007	16.098968	20.479456	27.21%	79,774
2006	12.706625	16.098968	26.70%	50,692
2005*	10.000000	12.706625	27.07%	13,850
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
2006	17.616721	21.149341	20.05%	17,346
2005	16.176154	17.616721	8.91%	21,371
2004	13.806194	16.176154	17.17%	30,349
2003*	10.000000	13.806194	38.06%	11,581
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	281,743
2011	14.735603	13.010900	-11.70%	310,692
2010	13.750921	14.735603	7.16%	308,757
2009	10.139330	13.750921	35.62%	325,573
2008	17.208279	10.139330	-41.08%	1,374,942
2007	15.080228	17.208279	14.11%	843,770
2006	12.559684	15.080228	20.07%	360,712
2005	11.536447	12.559684	8.87%	125,053
2004*	10.000000	11.536447	15.36%	35,533
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	254,592
2011	16.717648	16.388673	-1.97%	261,471
2010	14.785942	16.717648	13.06%	222,796
2009	12.602913	14.785942	17.32%	170,062
2008	12.004450	12.602913	4.99%	193,109
2007	10.938098	12.004450	9.75%	191,833
2006	9.805659	10.938098	11.55%	106,061
2005*	10.000000	9.805659	-1.94%	18,959
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
2006	13.177656	14.383232	9.15%	19,447
2005	12.381972	13.177656	6.43%	21,396
2004	11.566752	12.381972	7.05%	32,350
2003*	10.000000	11.566752	15.67%	17,105
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	18,615
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	30,091
2011	15.535406	15.413939	-0.78%	34,185
2010	14.013209	15.535406	10.86%	28,460
2009	10.191716	14.013209	37.50%	30,583
2008	16.360596	10.191716	-37.71%	35,636
2007	14.908348	16.360596	9.74%	46,560
2006	14.054703	14.908348	6.07%	58,769
2005	13.641189	14.054703	3.03%	53,716
2004	12.662180	13.641189	7.73%	16,126
2003*	10.000000	12.662180	26.62%	2,850
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
2006*	10.000000	10.476339	4.76%	1,008,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767
2006	26.082562	35.146754	34.75%	767
2005	19.938759	26.082562	30.81%	1,279
2004	16.747920	19.938759	19.05%	1,280
2003*	10.000000	16.747920	67.48%	35
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
2006	18.081550	21.878393	21.00%	386
2005	16.362769	18.081550	10.50%	386
2004	13.794301	16.362769	18.62%	386
2003*	10.000000	13.794301	37.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	3,745
2011	13.575238	13.277121	-2.20%	3,961
2010	11.481440	13.575238	18.24%	3,748
2009	9.462012	11.481440	21.34%	4,465
2008	15.815002	9.462012	-40.17%	5,122
2007	15.918034	15.815002	-0.65%	8,469
2006	15.299187	15.918034	4.04%	7,683
2005	15.040887	15.299187	1.72%	5,752
2004	13.600525	15.040887	10.59%	5,170
2003*	10.000000	13.600525	36.01%	0
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
2006	20.120354	23.343167	16.02%	14,608
2005	17.844773	20.120354	12.75%	15,691
2004	15.185545	17.844773	17.51%	19,884
2003*	10.000000	15.185545	51.86%	6,972
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
2006	14.086781	16.140864	14.58%	33,133
2005	13.542179	14.086781	4.02%	34,344
2004	12.329674	13.542179	9.83%	16,315
2003*	10.000000	12.329674	23.30%	1,928
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
2006	16.179193	20.426997	26.25%	1,986
2005	14.587540	16.179193	10.91%	1,986
2004	12.700361	14.587540	14.86%	1,986
2003*	10.000000	12.700361	27.00%	365
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	4,054
2011	16.702690	13.563946	-18.79%	4,734
2010	13.987700	16.702690	19.41%	7,052
2009	8.633740	13.987700	62.01%	4,785
2008	13.871050	8.633740	-37.76%	6,810
2007	13.299138	13.871050	4.30%	6,500
2006	12.759864	13.299138	4.23%	9,086
2005	12.212644	12.759864	4.48%	8,899
2004	11.762739	12.212644	3.82%	9,891
2003*	10.000000	11.762739	17.63%	3,534
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
2006	10.714855	10.969146	2.37%	433,087
2005	10.428901	10.714855	2.74%	54,759
2004	10.137329	10.428901	2.88%	32,933
2003*	10.000000	10.137329	1.37%	5,646
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
2006	15.233456	16.685601	9.53%	3,065
2005	13.742442	15.233456	10.85%	3,071
2004	12.629396	13.742442	8.81%	3,461
2003*	10.000000	12.629396	26.29%	164
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
129

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
130

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	12.908829	14.006892	8.51%	0
2011	15.997037	12.908829	-19.30%	0
131

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.054522	10.271669	13.44%	0
2011	10.569961	9.054522	-14.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.393330	14.777225	10.33%	0
2011	14.081432	13.393330	-4.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
132

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	9.455190	10.579299	11.89%	0
2011	9.822213	9.455190	-3.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
133

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
134

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
135

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
136

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	7.405595	7.727704	4.35%	0
2011	7.804344	7.405595	-5.11%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
137

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	9.290859	10.176679	9.53%	0
2011	11.792436	9.290859	-21.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
138

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
139

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
140

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
151

The Best of America All American Gold AnnuitySM (Compass)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
1

•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

9

Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Lifetime Income Options (an applicant may purchase one option):
5% Lifetime Income Option (no longer available)	1.00% [15]
7% Lifetime Income Option	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30% [16]
10% Spousal Continuation Benefit (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20% [18]
10% Spousal Continuation Benefit	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
10

[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
11

•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,657	$3,241	$4,666	$7,821	*	$2,741	$4,366	$7,821	$957	$2,741	$4,366	$7,821
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.030% for the first seven Contract Years.
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•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned
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property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Lifetime Income Options as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
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Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract
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Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
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Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset
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opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued
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by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
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**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval
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(whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of
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the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no charge for the this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Linc Option as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest.
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Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to
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below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the
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Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
96

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
97

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
98

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal SM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
99

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
100

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
101

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
102

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
103

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
104

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
105

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
2006	15.593547	18.032753	15.64%	12,362
2005	15.081312	15.593547	3.40%	14,189
2004	13.717395	15.081312	9.94%	17,296
2003*	10.000000	13.717395	37.17%	10,912
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
2006	15.517116	17.918223	15.47%	16,612
2005	15.018694	15.517116	3.32%	16,846
2004	13.496328	15.018694	11.28%	17,491
2003*	10.000000	13.496328	34.96%	9,160
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
2006	15.828751	16.198118	2.33%	3,045
2005	15.169524	15.828751	4.35%	3,391
2004	13.819561	15.169524	9.77%	4,479
2003*	10.000000	13.819561	38.20%	398
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
2006	13.833020	15.832465	14.45%	20,094
2005	13.760220	13.833020	0.53%	22,606
2004	12.996293	13.760220	5.88%	27,234
2003*	10.000000	12.996293	29.96%	3,102
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
2006	10.478252	10.764091	2.73%	221,518
2005	10.496221	10.478252	-0.17%	217,733
2004	10.277156	10.496221	2.13%	157,703
2003*	10.000000	10.277156	2.77%	20,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
2006	10.713685	11.605434	8.32%	16,741
2005*	10.000000	10.713685	7.14%	1,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
2006	11.020914	12.169729	10.42%	61,530
2005*	10.000000	11.020914	10.21%	3,325
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
2006	11.229430	12.535369	11.63%	19,760
2005*	10.000000	11.229430	12.29%	3,875
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
2006	13.411310	15.460332	15.28%	35,049
2005*	10.000000	13.411310	34.11%	8,501
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
2006	19.517361	22.722492	16.42%	10,476
2005	16.621745	19.517361	17.42%	10,745
2004	14.839398	16.621745	12.01%	11,290
2003*	10.000000	14.839398	48.39%	5,060
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
2006	19.017044	21.808314	14.68%	36,574
2005	18.781893	19.017044	1.25%	31,674
2004	16.690522	18.781893	12.53%	23,979
2003*	10.000000	16.690522	66.91%	6,401
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	32,048
2011	18.992316	15.796775	-16.83%	37,428
2010	16.349715	18.992316	16.16%	40,596
2009	9.580883	16.349715	70.65%	47,421
2008	20.479456	9.580883	-53.22%	58,710
2007	16.098968	20.479456	27.21%	79,774
2006	12.706625	16.098968	26.70%	50,692
2005*	10.000000	12.706625	27.07%	13,850
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
2006	17.616721	21.149341	20.05%	17,346
2005	16.176154	17.616721	8.91%	21,371
2004	13.806194	16.176154	17.17%	30,349
2003*	10.000000	13.806194	38.06%	11,581
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	281,743
2011	14.735603	13.010900	-11.70%	310,692
2010	13.750921	14.735603	7.16%	308,757
2009	10.139330	13.750921	35.62%	325,573
2008	17.208279	10.139330	-41.08%	1,374,942
2007	15.080228	17.208279	14.11%	843,770
2006	12.559684	15.080228	20.07%	360,712
2005	11.536447	12.559684	8.87%	125,053
2004*	10.000000	11.536447	15.36%	35,533
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	254,592
2011	16.717648	16.388673	-1.97%	261,471
2010	14.785942	16.717648	13.06%	222,796
2009	12.602913	14.785942	17.32%	170,062
2008	12.004450	12.602913	4.99%	193,109
2007	10.938098	12.004450	9.75%	191,833
2006	9.805659	10.938098	11.55%	106,061
2005*	10.000000	9.805659	-1.94%	18,959
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
2006	13.177656	14.383232	9.15%	19,447
2005	12.381972	13.177656	6.43%	21,396
2004	11.566752	12.381972	7.05%	32,350
2003*	10.000000	11.566752	15.67%	17,105
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	18,615
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	30,091
2011	15.535406	15.413939	-0.78%	34,185
2010	14.013209	15.535406	10.86%	28,460
2009	10.191716	14.013209	37.50%	30,583
2008	16.360596	10.191716	-37.71%	35,636
2007	14.908348	16.360596	9.74%	46,560
2006	14.054703	14.908348	6.07%	58,769
2005	13.641189	14.054703	3.03%	53,716
2004	12.662180	13.641189	7.73%	16,126
2003*	10.000000	12.662180	26.62%	2,850
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767
2006	26.082562	35.146754	34.75%	767
2005	19.938759	26.082562	30.81%	1,279
2004	16.747920	19.938759	19.05%	1,280
2003*	10.000000	16.747920	67.48%	35
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
2006	18.081550	21.878393	21.00%	386
2005	16.362769	18.081550	10.50%	386
2004	13.794301	16.362769	18.62%	386
2003*	10.000000	13.794301	37.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	3,745
2011	13.575238	13.277121	-2.20%	3,961
2010	11.481440	13.575238	18.24%	3,748
2009	9.462012	11.481440	21.34%	4,465
2008	15.815002	9.462012	-40.17%	5,122
2007	15.918034	15.815002	-0.65%	8,469
2006	15.299187	15.918034	4.04%	7,683
2005	15.040887	15.299187	1.72%	5,752
2004	13.600525	15.040887	10.59%	5,170
2003*	10.000000	13.600525	36.01%	0
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
2006	20.120354	23.343167	16.02%	14,608
2005	17.844773	20.120354	12.75%	15,691
2004	15.185545	17.844773	17.51%	19,884
2003*	10.000000	15.185545	51.86%	6,972
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
2006	14.086781	16.140864	14.58%	33,133
2005	13.542179	14.086781	4.02%	34,344
2004	12.329674	13.542179	9.83%	16,315
2003*	10.000000	12.329674	23.30%	1,928
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
2006	16.179193	20.426997	26.25%	1,986
2005	14.587540	16.179193	10.91%	1,986
2004	12.700361	14.587540	14.86%	1,986
2003*	10.000000	12.700361	27.00%	365
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	4,054
2011	16.702690	13.563946	-18.79%	4,734
2010	13.987700	16.702690	19.41%	7,052
2009	8.633740	13.987700	62.01%	4,785
2008	13.871050	8.633740	-37.76%	6,810
2007	13.299138	13.871050	4.30%	6,500
2006	12.759864	13.299138	4.23%	9,086
2005	12.212644	12.759864	4.48%	8,899
2004	11.762739	12.212644	3.82%	9,891
2003*	10.000000	11.762739	17.63%	3,534
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
2006	10.714855	10.969146	2.37%	433,087
2005	10.428901	10.714855	2.74%	54,759
2004	10.137329	10.428901	2.88%	32,933
2003*	10.000000	10.137329	1.37%	5,646
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
2006	15.233456	16.685601	9.53%	3,065
2005	13.742442	15.233456	10.85%	3,071
2004	12.629396	13.742442	8.81%	3,461
2003*	10.000000	12.629396	26.29%	164
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0
128

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
129

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
130

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	12.908829	14.006892	8.51%	0
2011	15.997037	12.908829	-19.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.054522	10.271669	13.44%	0
2011	10.569961	9.054522	-14.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.393330	14.777225	10.33%	0
2011	14.081432	13.393330	-4.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
131

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	9.455190	10.579299	11.89%	0
2011	9.822213	9.455190	-3.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
132

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
133

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
134

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
135

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	7.405595	7.727704	4.35%	0
2011	7.804344	7.405595	-5.11%	0
136

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	9.290859	10.176679	9.53%	0
2011	11.792436	9.290859	-21.21%	0
137

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
138

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
150

The Best of America All American Gold AnnuitySM (Key)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
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•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

9

Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Lifetime Income Options (an applicant may purchase one option):
5% Lifetime Income Option (no longer available)	1.00% [15]
7% Lifetime Income Option	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30% [16]
10% Spousal Continuation Benefit (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20% [18]
10% Spousal Continuation Benefit	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
10

[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
11

•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,657	$3,241	$4,666	$7,821	*	$2,741	$4,366	$7,821	$957	$2,741	$4,366	$7,821
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.030% for the first seven Contract Years.
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•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned
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property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Lifetime Income Options as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
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Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract
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Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
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Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset
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opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued
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by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
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**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval
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(whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of
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the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no charge for the this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Linc Option as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest.
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Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to
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below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the
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Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
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Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
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Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
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Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
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Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
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Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
101

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
102

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class Shares (formerly, Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
103

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
104

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
105

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
2006	15.593547	18.032753	15.64%	12,362
2005	15.081312	15.593547	3.40%	14,189
2004	13.717395	15.081312	9.94%	17,296
2003*	10.000000	13.717395	37.17%	10,912
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
2006	15.517116	17.918223	15.47%	16,612
2005	15.018694	15.517116	3.32%	16,846
2004	13.496328	15.018694	11.28%	17,491
2003*	10.000000	13.496328	34.96%	9,160
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
2006	15.828751	16.198118	2.33%	3,045
2005	15.169524	15.828751	4.35%	3,391
2004	13.819561	15.169524	9.77%	4,479
2003*	10.000000	13.819561	38.20%	398
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
2006	13.833020	15.832465	14.45%	20,094
2005	13.760220	13.833020	0.53%	22,606
2004	12.996293	13.760220	5.88%	27,234
2003*	10.000000	12.996293	29.96%	3,102
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
2006	10.478252	10.764091	2.73%	221,518
2005	10.496221	10.478252	-0.17%	217,733
2004	10.277156	10.496221	2.13%	157,703
2003*	10.000000	10.277156	2.77%	20,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
2006	10.713685	11.605434	8.32%	16,741
2005*	10.000000	10.713685	7.14%	1,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
2006	11.020914	12.169729	10.42%	61,530
2005*	10.000000	11.020914	10.21%	3,325
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
2006	11.229430	12.535369	11.63%	19,760
2005*	10.000000	11.229430	12.29%	3,875
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
2006	13.411310	15.460332	15.28%	35,049
2005*	10.000000	13.411310	34.11%	8,501
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
2006	19.517361	22.722492	16.42%	10,476
2005	16.621745	19.517361	17.42%	10,745
2004	14.839398	16.621745	12.01%	11,290
2003*	10.000000	14.839398	48.39%	5,060
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
2006	19.017044	21.808314	14.68%	36,574
2005	18.781893	19.017044	1.25%	31,674
2004	16.690522	18.781893	12.53%	23,979
2003*	10.000000	16.690522	66.91%	6,401
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
2006*	10.000000	11.130667	11.31%	135,414
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	32,048
2011	18.992316	15.796775	-16.83%	37,428
2010	16.349715	18.992316	16.16%	40,596
2009	9.580883	16.349715	70.65%	47,421
2008	20.479456	9.580883	-53.22%	58,710
2007	16.098968	20.479456	27.21%	79,774
2006	12.706625	16.098968	26.70%	50,692
2005*	10.000000	12.706625	27.07%	13,850
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
2006	17.616721	21.149341	20.05%	17,346
2005	16.176154	17.616721	8.91%	21,371
2004	13.806194	16.176154	17.17%	30,349
2003*	10.000000	13.806194	38.06%	11,581
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	281,743
2011	14.735603	13.010900	-11.70%	310,692
2010	13.750921	14.735603	7.16%	308,757
2009	10.139330	13.750921	35.62%	325,573
2008	17.208279	10.139330	-41.08%	1,374,942
2007	15.080228	17.208279	14.11%	843,770
2006	12.559684	15.080228	20.07%	360,712
2005	11.536447	12.559684	8.87%	125,053
2004*	10.000000	11.536447	15.36%	35,533
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	254,592
2011	16.717648	16.388673	-1.97%	261,471
2010	14.785942	16.717648	13.06%	222,796
2009	12.602913	14.785942	17.32%	170,062
2008	12.004450	12.602913	4.99%	193,109
2007	10.938098	12.004450	9.75%	191,833
2006	9.805659	10.938098	11.55%	106,061
2005*	10.000000	9.805659	-1.94%	18,959
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
2006	13.177656	14.383232	9.15%	19,447
2005	12.381972	13.177656	6.43%	21,396
2004	11.566752	12.381972	7.05%	32,350
2003*	10.000000	11.566752	15.67%	17,105
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	18,615
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	30,091
2011	15.535406	15.413939	-0.78%	34,185
2010	14.013209	15.535406	10.86%	28,460
2009	10.191716	14.013209	37.50%	30,583
2008	16.360596	10.191716	-37.71%	35,636
2007	14.908348	16.360596	9.74%	46,560
2006	14.054703	14.908348	6.07%	58,769
2005	13.641189	14.054703	3.03%	53,716
2004	12.662180	13.641189	7.73%	16,126
2003*	10.000000	12.662180	26.62%	2,850
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
2006*	10.000000	10.476339	4.76%	1,008,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767
2006	26.082562	35.146754	34.75%	767
2005	19.938759	26.082562	30.81%	1,279
2004	16.747920	19.938759	19.05%	1,280
2003*	10.000000	16.747920	67.48%	35
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
2006	18.081550	21.878393	21.00%	386
2005	16.362769	18.081550	10.50%	386
2004	13.794301	16.362769	18.62%	386
2003*	10.000000	13.794301	37.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
2009	7.686533	10.220352	32.96%	0
2008	14.517764	7.686533	-47.05%	14,051
2007	14.230346	14.517764	2.02%	1,059,807
2006	11.660586	14.230346	22.04%	439,521
2005*	10.000000	11.660586	16.61%	9,044
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	3,745
2011	13.575238	13.277121	-2.20%	3,961
2010	11.481440	13.575238	18.24%	3,748
2009	9.462012	11.481440	21.34%	4,465
2008	15.815002	9.462012	-40.17%	5,122
2007	15.918034	15.815002	-0.65%	8,469
2006	15.299187	15.918034	4.04%	7,683
2005	15.040887	15.299187	1.72%	5,752
2004	13.600525	15.040887	10.59%	5,170
2003*	10.000000	13.600525	36.01%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
2006	20.120354	23.343167	16.02%	14,608
2005	17.844773	20.120354	12.75%	15,691
2004	15.185545	17.844773	17.51%	19,884
2003*	10.000000	15.185545	51.86%	6,972
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	59,523
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
2006	14.086781	16.140864	14.58%	33,133
2005	13.542179	14.086781	4.02%	34,344
2004	12.329674	13.542179	9.83%	16,315
2003*	10.000000	12.329674	23.30%	1,928
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
2006	16.179193	20.426997	26.25%	1,986
2005	14.587540	16.179193	10.91%	1,986
2004	12.700361	14.587540	14.86%	1,986
2003*	10.000000	12.700361	27.00%	365
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	4,054
2011	16.702690	13.563946	-18.79%	4,734
2010	13.987700	16.702690	19.41%	7,052
2009	8.633740	13.987700	62.01%	4,785
2008	13.871050	8.633740	-37.76%	6,810
2007	13.299138	13.871050	4.30%	6,500
2006	12.759864	13.299138	4.23%	9,086
2005	12.212644	12.759864	4.48%	8,899
2004	11.762739	12.212644	3.82%	9,891
2003*	10.000000	11.762739	17.63%	3,534
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
2006	10.714855	10.969146	2.37%	433,087
2005	10.428901	10.714855	2.74%	54,759
2004	10.137329	10.428901	2.88%	32,933
2003*	10.000000	10.137329	1.37%	5,646
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
2006	15.233456	16.685601	9.53%	3,065
2005	13.742442	15.233456	10.85%	3,071
2004	12.629396	13.742442	8.81%	3,461
2003*	10.000000	12.629396	26.29%	164
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
2009	9.978181	12.532630	25.60%	2,166
2008	16.246396	9.978181	-38.58%	6,704
2007	14.948726	16.246396	8.68%	8,990
2006	13.302277	14.948726	12.38%	7,772
2005	12.374294	13.302277	7.50%	5,059
2004	11.414887	12.374294	8.40%	2,094
2003*	10.000000	11.414887	14.15%	0
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0
130

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
131

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
132

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	12.908829	14.006892	8.51%	0
2011	15.997037	12.908829	-19.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.054522	10.271669	13.44%	0
2011	10.569961	9.054522	-14.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.393330	14.777225	10.33%	0
2011	14.081432	13.393330	-4.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
133

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	9.455190	10.579299	11.89%	0
2011	9.822213	9.455190	-3.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
134

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
135

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
136

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
137

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
138

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	8.729335	9.917600	13.61%	0
2011	10.382445	8.729335	-15.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	7.405595	7.727704	4.35%	0
2011	7.804344	7.405595	-5.11%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	9.290859	10.176679	9.53%	0
2011	11.792436	9.290859	-21.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	8.394429	9.359900	11.50%	0
2011	9.394044	8.394429	-10.64%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Variable Annuity Portfolio II (M& T All American Gold)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
1

•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
3

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

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Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Lifetime Income Options (an applicant may purchase one option):
5% Lifetime Income Option (no longer available)	1.00% [15]
7% Lifetime Income Option	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30% [16]
10% Spousal Continuation Benefit (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20% [18]
10% Spousal Continuation Benefit	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,657	$3,241	$4,666	$7,821	*	$2,741	$4,366	$7,821	$957	$2,741	$4,366	$7,821
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.030% for the first seven Contract Years.
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•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned
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property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Lifetime Income Options as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
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Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract
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Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
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Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset
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opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued
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by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
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**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval
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(whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of
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the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no charge for the this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Linc Option as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest.
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Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to
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below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the
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Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
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Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors U.K.) Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors U.K.) Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
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Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed- income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE» Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities. compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed- income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
102

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
103

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
104

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
105

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
2006	10.478252	10.764091	2.73%	221,518
2005	10.496221	10.478252	-0.17%	217,733
2004	10.277156	10.496221	2.13%	157,703
2003*	10.000000	10.277156	2.77%	20,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
2006	10.713685	11.605434	8.32%	16,741
2005*	10.000000	10.713685	7.14%	1,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
2006	11.020914	12.169729	10.42%	61,530
2005*	10.000000	11.020914	10.21%	3,325
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
2006	11.229430	12.535369	11.63%	19,760
2005*	10.000000	11.229430	12.29%	3,875
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
2006	13.411310	15.460332	15.28%	35,049
2005*	10.000000	13.411310	34.11%	8,501
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
2006	19.017044	21.808314	14.68%	36,574
2005	18.781893	19.017044	1.25%	31,674
2004	16.690522	18.781893	12.53%	23,979
2003*	10.000000	16.690522	66.91%	6,401
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
2006*	10.000000	11.130667	11.31%	135,414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	32,048
2011	18.992316	15.796775	-16.83%	37,428
2010	16.349715	18.992316	16.16%	40,596
2009	9.580883	16.349715	70.65%	47,421
2008	20.479456	9.580883	-53.22%	58,710
2007	16.098968	20.479456	27.21%	79,774
2006	12.706625	16.098968	26.70%	50,692
2005*	10.000000	12.706625	27.07%	13,850
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	281,743
2011	14.735603	13.010900	-11.70%	310,692
2010	13.750921	14.735603	7.16%	308,757
2009	10.139330	13.750921	35.62%	325,573
2008	17.208279	10.139330	-41.08%	1,374,942
2007	15.080228	17.208279	14.11%	843,770
2006	12.559684	15.080228	20.07%	360,712
2005	11.536447	12.559684	8.87%	125,053
2004*	10.000000	11.536447	15.36%	35,533
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	254,592
2011	16.717648	16.388673	-1.97%	261,471
2010	14.785942	16.717648	13.06%	222,796
2009	12.602913	14.785942	17.32%	170,062
2008	12.004450	12.602913	4.99%	193,109
2007	10.938098	12.004450	9.75%	191,833
2006	9.805659	10.938098	11.55%	106,061
2005*	10.000000	9.805659	-1.94%	18,959
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	18,615
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	30,091
2011	15.535406	15.413939	-0.78%	34,185
2010	14.013209	15.535406	10.86%	28,460
2009	10.191716	14.013209	37.50%	30,583
2008	16.360596	10.191716	-37.71%	35,636
2007	14.908348	16.360596	9.74%	46,560
2006	14.054703	14.908348	6.07%	58,769
2005	13.641189	14.054703	3.03%	53,716
2004	12.662180	13.641189	7.73%	16,126
2003*	10.000000	12.662180	26.62%	2,850
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
2006*	10.000000	10.476339	4.76%	1,008,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	3,745
2011	13.575238	13.277121	-2.20%	3,961
2010	11.481440	13.575238	18.24%	3,748
2009	9.462012	11.481440	21.34%	4,465
2008	15.815002	9.462012	-40.17%	5,122
2007	15.918034	15.815002	-0.65%	8,469
2006	15.299187	15.918034	4.04%	7,683
2005	15.040887	15.299187	1.72%	5,752
2004	13.600525	15.040887	10.59%	5,170
2003*	10.000000	13.600525	36.01%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	7,376
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
2006	14.086781	16.140864	14.58%	33,133
2005	13.542179	14.086781	4.02%	34,344
2004	12.329674	13.542179	9.83%	16,315
2003*	10.000000	12.329674	23.30%	1,928
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	4,054
2011	16.702690	13.563946	-18.79%	4,734
2010	13.987700	16.702690	19.41%	7,052
2009	8.633740	13.987700	62.01%	4,785
2008	13.871050	8.633740	-37.76%	6,810
2007	13.299138	13.871050	4.30%	6,500
2006	12.759864	13.299138	4.23%	9,086
2005	12.212644	12.759864	4.48%	8,899
2004	11.762739	12.212644	3.82%	9,891
2003*	10.000000	11.762739	17.63%	3,534
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
2006	10.714855	10.969146	2.37%	433,087
2005	10.428901	10.714855	2.74%	54,759
2004	10.137329	10.428901	2.88%	32,933
2003*	10.000000	10.137329	1.37%	5,646
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0
125

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
126

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	12.908829	14.006892	8.51%	0
2011	15.997037	12.908829	-19.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.054522	10.271669	13.44%	0
2011	10.569961	9.054522	-14.34%	0
127

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.393330	14.777225	10.33%	0
2011	14.081432	13.393330	-4.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	9.455190	10.579299	11.89%	0
2011	9.822213	9.455190	-3.74%	0
128

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
129

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
130

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
131

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
132

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	7.405595	7.727704	4.35%	0
2011	7.804344	7.405595	-5.11%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	9.588004	11.120308	15.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
133

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	9.290859	10.176679	9.53%	0
2011	11.792436	9.290859	-21.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
134

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
135

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
136

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
145

Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
146

Wells Fargo GoldSM Variable Annuity
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 93. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds
•	Invesco

•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
4

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

9

Recurring Contract Expenses
Capital Preservation Plus Lifetime Income Option	1.00% [13]
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Lifetime Income Options (an applicant may purchase one option):
5% Lifetime Income Option (no longer available)	1.00% [15]
7% Lifetime Income Option	1.00%
10% Lifetime Income Option	1.20%
Spousal Continuation Options (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (no longer available)	0.15%
7% Spousal Continuation Benefit	0.30% [16]
10% Spousal Continuation Benefit (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Lifetime Income Option	1.20% [18]
10% Spousal Continuation Benefit	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
10

[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the 7% Spousal Continuation Benefit on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
11

•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,657	$3,241	$4,666	$7,821	*	$2,741	$4,366	$7,821	$957	$2,741	$4,366	$7,821
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,258	$2,163	$3,056	$5,433	*	$1,663	$2,756	$5,433	$558	$1,663	$2,756	$5,433
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
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Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.030% for the first seven Contract Years.
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•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20%
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of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
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If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
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The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
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Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned
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property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Lifetime Income Options as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Lifetime Income Option is elected.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets for the first seven Contract Years.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to
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the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $20,000 withdrawal. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the withdrawal subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
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Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
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Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
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The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract
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Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
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Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset
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opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
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Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
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Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued
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by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
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**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
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In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
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The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
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Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval
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(whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
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When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of
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the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
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Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the
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Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
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For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
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Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
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For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
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(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal
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Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
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For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner's Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The charge for the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 7% Spousal Continuation Benefit, there is no charge for the this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Linc Option as follows:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
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(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
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PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
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(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
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Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
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If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
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Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
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Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
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Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest.
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Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
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(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
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If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
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(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
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(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to
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below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the
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Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
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Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
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Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
97

Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
98

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total returnthrough investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
99

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
100

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
101

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
102

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term total return, consisting of capital appreciation and current income.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Total return consisting of income and capital appreciation.
103

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
104

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
105

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648
106

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
2006	19.517361	22.722492	16.42%	10,476
2005	16.621745	19.517361	17.42%	10,745
2004	14.839398	16.621745	12.01%	11,290
2003*	10.000000	14.839398	48.39%	5,060
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
2006*	10.000000	11.130667	11.31%	135,414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
107

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
108

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336
109

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
2006*	10.000000	10.476339	4.76%	1,008,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511
110

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312
111

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603
112

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
2009	8.755499	9.992417	14.13%	0
2008	12.495383	8.755499	-29.93%	0
2007	11.749097	12.495383	6.35%	0
2006	10.598769	11.749097	10.85%	0
2005	10.212427	10.598769	3.78%	0
2004*	10.000000	10.212427	2.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.841208	14.515869	4.87%	2,116
2011	12.927209	13.841208	7.07%	2,116
2010	12.217550	12.927209	5.81%	2,116
2009	11.035993	12.217550	10.71%	2,116
2008	10.903707	11.035993	1.21%	2,116
2007	10.388093	10.903707	4.96%	2,116
2006	10.122304	10.388093	2.63%	2,116
2005	10.049066	10.122304	0.73%	2,116
2004*	10.000000	10.049066	0.49%	0
121

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
122

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	9.375882	10.162524	8.39%	0
2011	9.180375	9.375882	2.13%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	11.117197	11.310206	1.74%	0
2011	10.701578	11.117197	3.88%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
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Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
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If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
141

Nationwide DestinationSM All American Gold
The Best of America All American Gold AnnuitySM (Compass)
The Best of America All American Gold AnnuitySM (Key)
Variable Annuity Portfolio II (M&T All American Gold)
Wells Fargo GoldSM Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
2008	18.690560	10.956904	-41.38%	9,752
2007	18.032753	18.690560	3.65%	11,403
2006	15.593547	18.032753	15.64%	12,362
2005	15.081312	15.593547	3.40%	14,189
2004	13.717395	15.081312	9.94%	17,296
2003*	10.000000	13.717395	37.17%	10,912
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
2008	20.839679	13.235829	-36.49%	7,098
2007	20.766243	20.839679	0.35%	2,537
2006	18.394800	20.766243	12.89%	2,729
2005	17.450976	18.394800	5.41%	3,459
2004	14.826000	17.450976	17.71%	3,880
2003*	10.000000	14.826000	48.26%	2,202
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
2008	11.914534	11.590410	-2.72%	249,327
2007	11.008718	11.914534	8.23%	191,798
2006	10.962430	11.008718	0.42%	195,760
2005	10.918983	10.962430	0.40%	167,708
2004	10.439405	10.918983	4.59%	50,059
2003*	10.000000	10.439405	4.39%	3,072
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
2008	17.634281	11.377543	-35.48%	15,769
2007	17.918223	17.634281	-1.58%	16,987
2006	15.517116	17.918223	15.47%	16,612
2005	15.018694	15.517116	3.32%	16,846
2004	13.496328	15.018694	11.28%	17,491
2003*	10.000000	13.496328	34.96%	9,160
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
2008	12.861436	9.597456	-25.38%	77,291
2007	13.335329	12.861436	-3.55%	78,857
2006	11.220590	13.335329	18.85%	50,705
2005*	10.000000	11.220590	12.21%	8,806
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
2008	20.707767	14.141452	-31.71%	44,517
2007	21.088094	20.707767	-1.80%	46,223
2006	18.645717	21.088094	13.10%	40,847
2005	17.589721	18.645717	6.00%	42,152
2004	14.599264	17.589721	20.48%	31,447
2003*	10.000000	14.599264	45.99%	3,846

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
2008	17.749446	10.997151	-38.04%	226,260
2007	17.103366	17.749446	3.78%	245,729
2006	15.018123	17.103366	13.88%	242,875
2005	14.547372	15.018123	3.24%	234,079
2004	13.336012	14.547372	9.08%	138,026
2003*	10.000000	13.336012	33.36%	16,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
2008	16.434209	11.416659	-30.53%	38,359
2007	15.560255	16.434209	5.62%	34,549
2006	13.545393	15.560255	14.87%	37,988
2005	13.160630	13.545393	2.92%	34,603
2004	12.704382	13.160630	3.59%	14,671
2003*	10.000000	12.704382	27.04%	994
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
2008	14.204831	8.737661	-38.49%	2,785
2007	16.198118	14.204831	-12.31%	2,774
2006	15.828751	16.198118	2.33%	3,045
2005	15.169524	15.828751	4.35%	3,391
2004	13.819561	15.169524	9.77%	4,479
2003*	10.000000	13.819561	38.20%	398
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.936178	15.156791	8.76%	4,260
2011	14.919895	13.936178	-6.59%	4,599
2010	13.356052	14.919895	11.71%	6,859
2009	11.928954	13.356052	11.96%	7,572
2008	17.158258	11.928954	-30.48%	9,509
2007	15.832465	17.158258	8.37%	17,128
2006	13.833020	15.832465	14.45%	20,094
2005	13.760220	13.833020	0.53%	22,606
2004	12.996293	13.760220	5.88%	27,234
2003*	10.000000	12.996293	29.96%	3,102

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
2008	11.186532	10.222693	-8.62%	164,140
2007	10.764091	11.186532	3.92%	208,363
2006	10.478252	10.764091	2.73%	221,518
2005	10.496221	10.478252	-0.17%	217,733
2004	10.277156	10.496221	2.13%	157,703
2003*	10.000000	10.277156	2.77%	20,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
2008	12.437405	9.200014	-26.03%	201,868
2007	11.605434	12.437405	7.17%	74,525
2006	10.713685	11.605434	8.32%	16,741
2005*	10.000000	10.713685	7.14%	1,739
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
2008	13.227994	8.786820	-33.57%	299,412
2007	12.169729	13.227994	8.70%	143,421
2006	11.020914	12.169729	10.42%	61,530
2005*	10.000000	11.020914	10.21%	3,325
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
2008	13.763321	8.411623	-38.88%	25,496
2007	12.535369	13.763321	9.80%	25,457
2006	11.229430	12.535369	11.63%	19,760
2005*	10.000000	11.229430	12.29%	3,875
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
2008	22.256534	10.030983	-54.93%	82,415
2007	15.460332	22.256534	43.96%	71,005
2006	13.411310	15.460332	15.28%	35,049
2005*	10.000000	13.411310	34.11%	8,501

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
2008	18.724223	10.584588	-43.47%	455,007
2007	18.705230	18.724223	0.10%	436,907
2006	15.777855	18.705230	18.55%	317,963
2005	15.118716	15.777855	4.36%	261,250
2004	13.749992	15.118716	9.95%	137,706
2003*	10.000000	13.749992	37.50%	24,248
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
2008	19.479922	10.146051	-47.92%	100,391
2007	15.559606	19.479922	25.20%	112,728
2006	14.769421	15.559606	5.35%	97,936
2005	14.161509	14.769421	4.29%	97,177
2004	13.892476	14.161509	1.94%	71,973
2003*	10.000000	13.892476	38.92%	10,372
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
2008	11.355411	10.836274	-4.57%	2,379,044
2007	11.037441	11.355411	2.88%	2,294,105
2006	10.721986	11.037441	2.94%	873,652
2005	10.644691	10.721986	0.73%	286,600
2004	10.335483	10.644691	2.99%	132,568
2003*	10.000000	10.335483	3.35%	20,689
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
2008	26.188192	15.633776	-40.30%	414,031
2007	22.971128	26.188192	14.00%	355,875
2006	20.673509	22.971128	11.11%	253,238
2005	17.720724	20.673509	16.66%	204,921
2004	14.380974	17.720724	23.22%	137,987
2003*	10.000000	14.380974	43.81%	17,648

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
2008	26.289867	14.563164	-44.61%	6,353
2007	22.722492	26.289867	15.70%	9,831
2006	19.517361	22.722492	16.42%	10,476
2005	16.621745	19.517361	17.42%	10,745
2004	14.839398	16.621745	12.01%	11,290
2003*	10.000000	14.839398	48.39%	5,060
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	11.001017	13.098002	19.06%	327,986
2011	13.471412	11.001017	-18.34%	330,873
2010	12.078842	13.471412	11.53%	242,690
2009	9.682539	12.078842	24.75%	182,022
2008	17.474744	9.682539	-44.59%	164,573
2007	15.102611	17.474744	15.71%	148,288
2006	12.967855	15.102611	16.46%	124,907
2005	11.047743	12.967855	17.38%	101,380
2004*	10.000000	11.047743	10.48%	50,498
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
2008	22.729091	10.944702	-51.85%	27,252
2007	21.808314	22.729091	4.22%	34,299
2006	19.017044	21.808314	14.68%	36,574
2005	18.781893	19.017044	1.25%	31,674
2004	16.690522	18.781893	12.53%	23,979
2003*	10.000000	16.690522	66.91%	6,401
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
2008	11.415294	7.937530	-30.47%	631,850
2007	11.130667	11.415294	2.56%	590,457
2006*	10.000000	11.130667	11.31%	135,414

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
2008	16.513537	11.899829	-27.94%	285,803
2007	17.168132	16.513537	-3.81%	394,501
2006	14.828269	17.168132	15.78%	432,966
2005	14.503361	14.828269	2.24%	375,400
2004	13.218232	14.503361	9.72%	138,090
2003*	10.000000	13.218232	32.18%	23,994
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
2008	21.202291	14.038386	-33.79%	152,690
2007	21.973252	21.202291	-3.51%	172,733
2006	19.001500	21.973252	15.64%	138,228
2005	17.672605	19.001500	7.52%	90,791
2004	14.447416	17.672605	22.32%	37,505
2003*	10.000000	14.447416	44.47%	8,028
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
2008*	10.000000	6.604890	-33.95%	28,608
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.796775	17.669079	11.85%	32,048
2011	18.992316	15.796775	-16.83%	37,428
2010	16.349715	18.992316	16.16%	40,596
2009	9.580883	16.349715	70.65%	47,421
2008	20.479456	9.580883	-53.22%	58,710
2007	16.098968	20.479456	27.21%	79,774
2006	12.706625	16.098968	26.70%	50,692
2005*	10.000000	12.706625	27.07%	13,850

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
2008	24.136152	14.224700	-41.06%	8,225
2007	21.149341	24.136152	14.12%	15,490
2006	17.616721	21.149341	20.05%	17,346
2005	16.176154	17.616721	8.91%	21,371
2004	13.806194	16.176154	17.17%	30,349
2003*	10.000000	13.806194	38.06%	11,581
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	13.010900	15.214929	16.94%	281,743
2011	14.735603	13.010900	-11.70%	310,692
2010	13.750921	14.735603	7.16%	308,757
2009	10.139330	13.750921	35.62%	325,573
2008	17.208279	10.139330	-41.08%	1,374,942
2007	15.080228	17.208279	14.11%	843,770
2006	12.559684	15.080228	20.07%	360,712
2005	11.536447	12.559684	8.87%	125,053
2004*	10.000000	11.536447	15.36%	35,533
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.388673	18.639638	13.73%	254,592
2011	16.717648	16.388673	-1.97%	261,471
2010	14.785942	16.717648	13.06%	222,796
2009	12.602913	14.785942	17.32%	170,062
2008	12.004450	12.602913	4.99%	193,109
2007	10.938098	12.004450	9.75%	191,833
2006	9.805659	10.938098	11.55%	106,061
2005*	10.000000	9.805659	-1.94%	18,959
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.019786	10.167202	12.72%	33,081
2011	10.316321	9.019786	-12.57%	23,195
2010*	10.000000	10.316321	3.16%	1,429
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	4,309

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.826150	8.26%	12,199
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.078253	0.78%	19,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
2008	15.679494	13.009955	-17.03%	11,815
2007	14.383232	15.679494	9.01%	20,356
2006	13.177656	14.383232	9.15%	19,447
2005	12.381972	13.177656	6.43%	21,396
2004	11.566752	12.381972	7.05%	32,350
2003*	10.000000	11.566752	15.67%	17,105
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
2008	23.634716	13.010568	-44.95%	58,748
2007	17.499988	23.634716	35.06%	24,691
2006	16.224004	17.499988	7.86%	7,665
2005	14.581300	16.224004	11.27%	5,460
2004	12.504147	14.581300	16.61%	5,385
2003*	10.000000	12.504147	25.04%	257
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.970499	-0.30%	18,615

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
2008	40.540238	19.143301	-52.78%	1,593
2007	32.037740	40.540238	26.54%	3,697
2006	22.102874	32.037740	44.95%	3,698
2005	16.946477	22.102874	30.43%	3,699
2004	14.444423	16.946477	17.32%	5,764
2003*	10.000000	14.444423	44.44%	3,441
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.413939	17.778149	15.34%	30,091
2011	15.535406	15.413939	-0.78%	34,185
2010	14.013209	15.535406	10.86%	28,460
2009	10.191716	14.013209	37.50%	30,583
2008	16.360596	10.191716	-37.71%	35,636
2007	14.908348	16.360596	9.74%	46,560
2006	14.054703	14.908348	6.07%	58,769
2005	13.641189	14.054703	3.03%	53,716
2004	12.662180	13.641189	7.73%	16,126
2003*	10.000000	12.662180	26.62%	2,850
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
2008	19.906881	13.234707	-33.52%	160,684
2007	18.718319	19.906881	6.35%	118,579
2006	15.713331	18.718319	19.12%	72,636
2005	14.930108	15.713331	5.25%	36,095
2004	13.153700	14.930108	13.51%	6,874
2003*	10.000000	13.153700	31.54%	1,312
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.089118	10.222431	12.47%	39,513
2011*	10.000000	9.089118	-9.11%	20,336

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
2008	10.991163	7.629628	-30.58%	5,615,955
2007	10.476339	10.991163	4.91%	3,393,826
2006*	10.000000	10.476339	4.76%	1,008,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
2008	10.645730	9.484428	-10.91%	1,276,507
2007	10.458382	10.645730	1.79%	476,976
2006*	10.000000	10.458382	4.58%	36,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
2008	12.162544	7.377345	-39.34%	321,643
2007	10.759272	12.162544	13.04%	197,387
2006*	10.000000	10.759272	7.59%	29,820
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
2008	11.375941	6.273149	-44.86%	828,110
2007	10.285224	11.375941	10.60%	495,029
2006*	10.000000	10.285224	2.85%	134,316
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
2008	9.816107	6.009658	-38.78%	1,389,468
2007*	10.000000	9.816107	-1.84%	334,511

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
2008	14.692698	10.458553	-28.82%	19,491
2007	14.412770	14.692698	1.94%	33,077
2006	13.182227	14.412770	9.33%	42,121
2005	13.025117	13.182227	1.21%	53,160
2004	11.968242	13.025117	8.83%	89,347
2003*	10.000000	11.968242	19.68%	2,458
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	125,485
2011	13.388591	13.738841	2.62%	126,542
2010	11.969129	13.388591	11.86%	109,614
2009	8.288832	11.969129	44.40%	108,149
2008	11.662156	8.288832	-28.93%	122,554
2007	11.436266	11.662156	1.98%	129,153
2006	10.460288	11.436266	9.33%	102,554
2005*	10.000000	10.460288	4.60%	44,550
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
2008	17.884339	11.098645	-37.94%	397,639
2007	18.577828	17.884339	-3.73%	949,816
2006	16.262888	18.577828	14.23%	453,418
2005	15.826204	16.262888	2.76%	96,807
2004	13.674044	15.826204	15.74%	45,580
2003*	10.000000	13.674044	36.74%	9,081
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
2008*	10.000000	5.114540	-48.85%	2,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
2008*	10.000000	6.128884	-38.71%	2,408,312

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
2008*	10.000000	7.927537	-20.72%	448,773
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
2008*	10.000000	7.204634	-27.95%	1,138,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
2008*	10.000000	9.078992	-9.21%	474,456
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
2008*	10.000000	7.562819	-24.37%	1,374,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
2008*	10.000000	6.841204	-31.59%	768,311
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
2008*	10.000000	8.307908	-16.92%	283,603

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
2008*	10.000000	9.846940	-1.53%	1,798
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
2008*	10.000000	9.852755	-1.47%	14,176
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
2008	50.440300	20.975923	-58.41%	483
2007	35.146754	50.440300	43.51%	767
2006	26.082562	35.146754	34.75%	767
2005	19.938759	26.082562	30.81%	1,279
2004	16.747920	19.938759	19.05%	1,280
2003*	10.000000	16.747920	67.48%	35
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.604516	20.345440	15.57%	74,632
2011	23.006594	17.604516	-23.48%	77,268
2010	20.083189	23.006594	14.56%	78,524
2009	12.457530	20.083189	61.21%	50,527
2008	29.909118	12.457530	-58.35%	60,364
2007	20.803597	29.909118	43.77%	72,653
2006	15.411174	20.803597	34.99%	45,587
2005	11.767045	15.411174	30.97%	22,494
2004*	10.000000	11.767045	17.67%	7,932
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
2008	11.383970	12.121741	6.48%	2,374,849
2007	10.747750	11.383970	5.92%	1,924,880
2006	10.520907	10.747750	2.16%	826,936
2005	10.306612	10.520907	2.08%	239,662
2004	10.097116	10.306612	2.07%	126,068
2003*	10.000000	10.097116	0.97%	24,373

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
2008*	10.000000	5.465521	-45.34%	9,687
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
2008	11.762888	6.617105	-43.75%	9,749
2007	10.879072	11.762888	8.12%	4,938
2006*	10.000000	10.879072	8.79%	394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
2008	20.052686	12.518763	-37.57%	559,049
2007	19.146442	20.052686	4.73%	501,208
2006	16.572991	19.146442	15.53%	450,815
2005	15.533235	16.572991	6.69%	326,252
2004	13.780963	15.533235	12.72%	186,381
2003*	10.000000	13.780963	37.81%	39,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
2008	12.449849	11.565462	-7.10%	1,471,803
2007	11.952305	12.449849	4.16%	843,905
2006	11.388958	11.952305	4.95%	773,895
2005	11.152306	11.388958	2.12%	784,722
2004	10.780499	11.152306	3.45%	615,201
2003*	10.000000	10.780499	7.80%	162,494

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
2008	15.902704	12.073397	-24.08%	9,825,685
2007	15.226962	15.902704	4.44%	9,169,860
2006	13.833145	15.226962	10.08%	6,334,735
2005	13.283730	13.833145	4.14%	3,015,212
2004	12.268354	13.283730	8.28%	1,607,992
2003*	10.000000	12.268354	22.68%	225,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
2008	18.263302	12.385996	-32.18%	7,158,893
2007	17.406379	18.263302	4.92%	6,636,184
2006	15.372992	17.406379	13.23%	4,518,346
2005	14.524167	15.372992	5.84%	1,470,282
2004	13.107980	14.524167	10.80%	880,437
2003*	10.000000	13.107980	31.08%	93,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
2008	14.109371	11.848856	-16.02%	2,688,580
2007	13.484310	14.109371	4.64%	2,426,440
2006	12.581077	13.484310	7.18%	1,923,386
2005	12.180624	12.581077	3.29%	1,428,811
2004	11.499098	12.180624	5.93%	973,442
2003*	10.000000	11.499098	14.99%	104,433
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
2008	21.043186	13.216175	-37.19%	83,825
2007	19.793057	21.043186	6.32%	87,102
2006	18.220786	19.793057	8.63%	89,577
2005	16.442762	18.220786	10.81%	89,379
2004	14.372884	16.442762	14.40%	59,615
2003*	10.000000	14.372884	43.73%	10,508
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
2008	10.769904	10.864686	0.88%	1,510,999
2007	10.397563	10.769904	3.58%	1,253,507
2006	10.062340	10.397563	3.33%	864,340
2005	9.914556	10.062340	1.49%	514,625
2004	9.949175	9.914556	-0.35%	76,313
2003*	10.000000	9.949175	-0.51%	28,572
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
2008	12.491118	10.212412	-18.24%	192,261
2007	12.078610	12.491118	3.42%	149,906
2006	11.654865	12.078610	3.64%	113,884
2005	11.538532	11.654865	1.01%	105,766
2004	10.956856	11.538532	5.31%	47,128
2003*	10.000000	10.956856	9.57%	2,273
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
2008*	10.000000	6.077196	-39.23%	1,942,365

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
2008	22.211152	11.750680	-47.10%	386
2007	21.878393	22.211152	1.52%	386
2006	18.081550	21.878393	21.00%	386
2005	16.362769	18.081550	10.50%	386
2004	13.794301	16.362769	18.62%	386
2003*	10.000000	13.794301	37.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.145554	10.572146	15.60%	575,816
2011	11.066662	9.145554	-17.36%	560,377
2010	10.576559	11.066662	4.63%	463,146
2009	8.262755	10.576559	28.00%	369,443
2008	15.610335	8.262755	-47.07%	914,797
2007	15.377993	15.610335	1.51%	944,014
2006	12.708823	15.377993	21.00%	312,250
2005	11.499254	12.708823	10.52%	86,788
2004*	10.000000	11.499254	14.99%	34,361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
2008*	10.000000	6.311593	-36.88%	1,337
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
2008*	10.000000	6.299706	-37.00%	6,027
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
2008*	10.000000	6.221846	-37.78%	769,715
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
2008*	10.000000	6.705806	-32.94%	1,438,590

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
2008	18.117657	9.574786	-47.15%	24,581
2007	16.739290	18.117657	8.23%	46,486
2006	16.442630	16.739290	1.80%	18,385
2005	15.439101	16.442630	6.50%	16,918
2004	13.801295	15.439101	11.87%	12,916
2003*	10.000000	13.801295	38.01%	2,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
2008	20.935362	14.009965	-33.08%	39,469
2007	22.830704	20.935362	-8.30%	43,628
2006	19.723493	22.830704	15.75%	36,826
2005	19.412385	19.723493	1.60%	31,723
2004	16.785277	19.412385	15.65%	22,889
2003*	10.000000	16.785277	67.85%	2,201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
2008	21.282196	12.968402	-39.06%	224,549
2007	21.130800	21.282196	0.72%	200,067
2006	19.128034	21.130800	10.47%	158,258
2005	17.275766	19.128034	10.72%	85,735
2004	14.713013	17.275766	17.42%	52,566
2003*	10.000000	14.713013	47.13%	8,486
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
2008	18.053627	10.419872	-42.28%	1,499,813
2007	16.928560	18.053627	6.65%	1,174,551
2006	15.101256	16.928560	12.10%	418,420
2005	14.271744	15.101256	5.81%	9,785
2004	13.181105	14.271744	8.27%	4,985
2003*	10.000000	13.181105	31.81%	2,098

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
2008*	10.000000	5.589945	-44.10%	5,866
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
2008*	10.000000	9.866941	-1.33%	59,768
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
2009	7.686533	10.220352	32.96%	0
2008	14.517764	7.686533	-47.05%	14,051
2007	14.230346	14.517764	2.02%	1,059,807
2006	11.660586	14.230346	22.04%	439,521
2005*	10.000000	11.660586	16.61%	9,044
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
2008	10.757043	9.205394	-14.42%	2,007,434
2007	10.387234	10.757043	3.56%	1,791,832
2006	10.084028	10.387234	3.01%	690,329
2005	10.055878	10.084028	0.28%	125,018
2004	10.094213	10.055878	-0.38%	65,827
2003*	10.000000	10.094213	0.94%	16,335

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.277121	14.281787	7.57%	3,745
2011	13.575238	13.277121	-2.20%	3,961
2010	11.481440	13.575238	18.24%	3,748
2009	9.462012	11.481440	21.34%	4,465
2008	15.815002	9.462012	-40.17%	5,122
2007	15.918034	15.815002	-0.65%	8,469
2006	15.299187	15.918034	4.04%	7,683
2005	15.040887	15.299187	1.72%	5,752
2004	13.600525	15.040887	10.59%	5,170
2003*	10.000000	13.600525	36.01%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
2008	17.365394	10.394877	-40.14%	79,308
2007	16.325586	17.365394	6.37%	1,473,999
2006	14.524712	16.325586	12.40%	547,272
2005	13.750324	14.524712	5.63%	21,220
2004	12.279585	13.750324	11.98%	10,850
2003*	10.000000	12.279585	22.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.315508	15.920208	19.56%	203,646
2011	14.720264	13.315508	-9.54%	224,066
2010	12.874272	14.720264	14.34%	256,596
2009	9.344243	12.874272	37.78%	265,118
2008	15.846799	9.344243	-41.03%	296,107
2007	15.116328	15.846799	4.83%	305,339
2006	13.025388	15.116328	16.05%	273,346
2005	11.553527	13.025388	12.74%	164,938
2004*	10.000000	11.553527	15.54%	81,272
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
2008	24.476392	14.436640	-41.02%	10,882
2007	23.343167	24.476392	4.85%	13,476
2006	20.120354	23.343167	16.02%	14,608
2005	17.844773	20.120354	12.75%	15,691
2004	15.185545	17.844773	17.51%	19,884
2003*	10.000000	15.185545	51.86%	6,972
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.154557	1.55%	59,523

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
2008	17.324795	10.510501	-39.33%	1,408,510
2007	16.828784	17.324795	2.95%	1,166,720
2006	14.834684	16.828784	13.44%	547,989
2005	14.192053	14.834684	4.53%	95,916
2004	13.154162	14.192053	7.89%	69,371
2003*	10.000000	13.154162	31.54%	17,866
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
2008	21.399140	13.113862	-38.72%	444,737
2007	21.955079	21.399140	-2.53%	300,587
2006	19.370473	21.955079	13.34%	131,048
2005	17.860093	19.370473	8.46%	47,036
2004	15.160168	17.860093	17.81%	40,388
2003*	10.000000	15.160168	51.60%	4,257
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.423243	14.630110	17.76%	15,311
2011	13.179160	12.423243	-5.74%	21,204
2010	11.656463	13.179160	13.06%	19,618
2009	9.083964	11.656463	28.32%	22,663
2008	14.990773	9.083964	-39.40%	26,777
2007	16.140864	14.990773	-7.13%	30,248
2006	14.086781	16.140864	14.58%	33,133
2005	13.542179	14.086781	4.02%	34,344
2004	12.329674	13.542179	9.83%	16,315
2003*	10.000000	12.329674	23.30%	1,928
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
2008	21.880176	12.122313	-44.60%	1,430
2007	20.426997	21.880176	7.11%	1,942
2006	16.179193	20.426997	26.25%	1,986
2005	14.587540	16.179193	10.91%	1,986
2004	12.700361	14.587540	14.86%	1,986
2003*	10.000000	12.700361	27.00%	365
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.563946	15.315255	12.91%	4,054
2011	16.702690	13.563946	-18.79%	4,734
2010	13.987700	16.702690	19.41%	7,052
2009	8.633740	13.987700	62.01%	4,785
2008	13.871050	8.633740	-37.76%	6,810
2007	13.299138	13.871050	4.30%	6,500
2006	12.759864	13.299138	4.23%	9,086
2005	12.212644	12.759864	4.48%	8,899
2004	11.762739	12.212644	3.82%	9,891
2003*	10.000000	11.762739	17.63%	3,534
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
2008	11.408108	10.097843	-11.49%	1,180,775
2007	10.969146	11.408108	4.00%	1,291,473
2006	10.714855	10.969146	2.37%	433,087
2005	10.428901	10.714855	2.74%	54,759
2004	10.137329	10.428901	2.88%	32,933
2003*	10.000000	10.137329	1.37%	5,646
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
2008	17.547321	14.747139	-15.96%	1,556
2007	16.685601	17.547321	5.16%	1,563
2006	15.233456	16.685601	9.53%	3,065
2005	13.742442	15.233456	10.85%	3,071
2004	12.629396	13.742442	8.81%	3,461
2003*	10.000000	12.629396	26.29%	164
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.745932	-2.54%	39,062
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	13,140
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
2009	9.978181	12.532630	25.60%	2,166
2008	16.246396	9.978181	-38.58%	6,704
2007	14.948726	16.246396	8.68%	8,990
2006	13.302277	14.948726	12.38%	7,772
2005	12.374294	13.302277	7.50%	5,059
2004	11.414887	12.374294	8.40%	2,094
2003*	10.000000	11.414887	14.15%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
2009	8.755499	9.992417	14.13%	0
2008	12.495383	8.755499	-29.93%	0
2007	11.749097	12.495383	6.35%	0
2006	10.598769	11.749097	10.85%	0
2005	10.212427	10.598769	3.78%	0
2004*	10.000000	10.212427	2.12%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
2008	15.289624	8.853008	-42.10%	0
2007	13.591399	15.289624	12.49%	0
2006	11.200593	13.591399	21.35%	0
2005	10.664779	11.200593	5.02%	0
2004*	10.000000	10.664779	6.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.841208	14.515869	4.87%	2,116
2011	12.927209	13.841208	7.07%	2,116
2010	12.217550	12.927209	5.81%	2,116
2009	11.035993	12.217550	10.71%	2,116
2008	10.903707	11.035993	1.21%	2,116
2007	10.388093	10.903707	4.96%	2,116
2006	10.122304	10.388093	2.63%	2,116
2005	10.049066	10.122304	0.73%	2,116
2004*	10.000000	10.049066	0.49%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	15.103292	17.485923	15.78%	11,945
2011	14.418806	15.103292	4.75%	14,144
2010	12.944476	14.418806	11.39%	19,226
2009	10.891935	12.944476	18.84%	17,563
2008	18.598600	10.891935	-41.44%	20,605
2007	17.962295	18.598600	3.54%	23,852
2006	15.548302	17.962295	15.53%	26,393
2005	15.052725	15.548302	3.29%	28,020
2004	13.705252	15.052725	9.83%	29,261
2003*	10.000000	13.705252	37.05%	3,957
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.908765	24.460116	16.98%	2,066
2011	23.170702	20.908765	-9.76%	3,272
2010	18.535352	23.170702	25.01%	3,833
2009	13.157344	18.535352	40.87%	5,158
2008	20.737143	13.157344	-36.55%	5,257
2007	20.685110	20.737143	0.25%	6,353
2006	18.341435	20.685110	12.78%	4,681
2005	17.417912	18.341435	5.30%	4,297
2004	14.812882	17.417912	17.59%	4,311
2003*	10.000000	14.812882	48.13%	2,533
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.157647	1.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.362785	15.230343	6.04%	37,528
2011	13.015420	14.362785	10.35%	43,307
2010	12.538291	13.015420	3.81%	49,728
2009	11.520233	12.538291	8.84%	45,173
2008	11.854386	11.520233	-2.82%	56,231
2007	10.964296	11.854386	8.12%	44,699
2006	10.929220	10.964296	0.32%	39,763
2005	10.896901	10.929220	0.30%	38,413
2004	10.428842	10.896901	4.49%	20,684
2003*	10.000000	10.428842	4.29%	13,245
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	15.022661	16.979121	13.02%	3,036
2011	14.789900	15.022661	1.57%	3,905
2010	13.153806	14.789900	12.44%	3,458
2009	11.310065	13.153806	16.30%	2,702
2008	17.547486	11.310065	-35.55%	4,117
2007	17.848184	17.547486	-1.68%	4,216
2006	15.472068	17.848184	15.36%	4,657
2005	14.990212	15.472068	3.21%	4,782
2004	13.484369	14.990212	11.17%	5,425
2003*	10.000000	13.484369	34.84%	2,795

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.100594	16.183432	14.77%	7,722
2011	14.400100	14.100594	-2.08%	8,230
2010	12.256429	14.400100	17.49%	2,653
2009	9.561908	12.256429	28.18%	3,466
2008	12.826795	9.561908	-25.45%	2,136
2007	13.312954	12.826795	-3.65%	3,247
2006	11.213063	13.312954	18.73%	5,186
2005*	10.000000	11.213063	12.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.455436	13.525237	8.59%	11,168
2011	13.089237	12.455436	-4.84%	5,622
2010	12.076097	13.089237	8.39%	2,921
2009*	10.000000	12.076097	20.76%	935
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.416575	24.477365	14.29%	5,477
2011	21.565748	21.416575	-0.69%	6,652
2010	17.355993	21.565748	24.26%	7,281
2009	14.057572	17.355993	23.46%	7,331
2008	20.605838	14.057572	-31.78%	7,421
2007	21.005675	20.605838	-1.90%	8,840
2006	18.591598	21.005675	12.98%	9,661
2005	17.556363	18.591598	5.90%	10,218
2004	14.586335	17.556363	20.36%	9,543
2003*	10.000000	14.586335	45.86%	2,133
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.444494	17.610985	14.03%	24,359
2011	15.390203	15.444494	0.35%	59,625
2010	13.606896	15.390203	13.11%	85,603
2009	10.931931	13.606896	24.47%	92,281
2008	17.662101	10.931931	-38.11%	101,882
2007	17.036532	17.662101	3.67%	125,457
2006	14.974545	17.036532	13.77%	137,054
2005	14.519795	14.974545	3.13%	148,379
2004	13.324207	14.519795	8.97%	153,060
2003*	10.000000	13.324207	33.24%	9,618
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.711245	18.174778	8.76%	8,359
2011	15.562304	16.711245	7.38%	5,125
2010	13.698331	15.562304	13.61%	4,553
2009	11.348974	13.698331	20.70%	4,673
2008	16.353341	11.348974	-30.60%	4,978
2007	15.499446	16.353341	5.51%	5,464
2006	13.506071	15.499446	14.76%	6,878
2005	13.135669	13.506071	2.82%	9,108
2004	12.693121	13.135669	3.49%	9,769
2003*	10.000000	12.693121	26.93%	4,212

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.826568	14.042042	18.73%	1,161
2011	13.935060	11.826568	-15.13%	1,282
2010	10.787110	13.935060	29.18%	1,338
2009	8.685842	10.787110	24.19%	1,271
2008	14.134927	8.685842	-38.55%	1,478
2007	16.134823	14.134927	-12.39%	1,865
2006	15.782822	16.134823	2.23%	1,949
2005	15.140778	15.782822	4.24%	1,936
2004	13.807334	15.140778	9.66%	1,926
2003*	10.000000	13.807334	38.07%	634
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.811570	15.006040	8.65%	2,477
2011	14.801435	13.811570	-6.69%	4,115
2010	13.263410	14.801435	11.60%	2,890
2009	11.858215	13.263410	11.85%	1,245
2008	17.073810	11.858215	-30.55%	4,550
2007	15.770575	17.073810	8.26%	4,551
2006	13.792857	15.770575	14.34%	4,253
2005	13.734130	13.792857	0.43%	4,557
2004	12.984783	13.734130	5.77%	5,020
2003*	10.000000	12.984783	29.85%	2,166
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.985867	14.034475	8.07%	44,737
2011	12.893172	12.985867	0.72%	49,952
2010	12.057726	12.893172	6.93%	64,621
2009	10.162081	12.057726	18.65%	62,047
2008	11.131463	10.162081	-8.71%	61,637
2007	10.722007	11.131463	3.82%	72,250
2006	10.447837	10.722007	2.62%	79,935
2005	10.476314	10.447837	-0.27%	80,760
2004	10.268046	10.476314	2.03%	66,728
2003*	10.000000	10.268046	2.68%	18,490
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.261246	13.510072	10.19%	1,530
2011	12.469404	12.261246	-1.67%	1,589
2010	11.219591	12.469404	11.14%	1,015
2009	9.165923	11.219591	22.41%	0
2008	12.403881	9.165923	-26.10%	0
2007	11.585934	12.403881	7.06%	0
2006	10.706491	11.585934	8.21%	0
2005*	10.000000	10.706491	7.06%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.236028	13.662026	11.65%	42,208
2011	12.546367	12.236028	-2.47%	25,191
2010	11.112765	12.546367	12.90%	27,134
2009	8.754255	11.112765	26.94%	27,417
2008	13.192339	8.754255	-33.64%	27,662
2007	12.149289	13.192339	8.59%	29,640
2006	11.013523	12.149289	10.31%	28,317
2005*	10.000000	11.013523	10.14%	18,939
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.921764	13.559656	13.74%	0
2011	12.423867	11.921764	-4.04%	0
2010	10.855980	12.423867	14.44%	0
2009	8.380464	10.855980	29.54%	0
2008	13.726255	8.380464	-38.95%	0
2007	12.514327	13.726255	9.68%	0
2006	11.221906	12.514327	11.52%	0
2005*	10.000000	11.221906	12.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	16.043285	16.592312	3.42%	580
2011	17.137015	16.043285	-6.38%	662
2010	14.563801	17.137015	17.67%	3,338
2009	9.993789	14.563801	45.73%	1,904
2008	22.196567	9.993789	-54.98%	4,659
2007	15.434380	22.196567	43.81%	3,027
2006	13.402323	15.434380	15.16%	9,011
2005*	10.000000	13.402323	34.02%	5,985
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.222716	17.595735	15.59%	50,210
2011	15.314711	15.222716	-0.60%	59,853
2010	13.495315	15.314711	13.48%	53,539
2009	10.521820	13.495315	28.26%	60,349
2008	18.632087	10.521820	-43.53%	62,869
2007	18.632135	18.632087	0.00%	74,265
2006	15.732068	18.632135	18.43%	83,339
2005	15.090059	15.732068	4.25%	101,151
2004	13.737819	15.090059	9.84%	90,078
2003*	10.000000	13.737819	37.38%	27,583

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.389554	17.385486	12.97%	17,131
2011	15.589028	15.389554	-1.28%	27,798
2010	12.745017	15.589028	22.31%	28,124
2009	10.085837	12.745017	26.37%	31,747
2008	19.384006	10.085837	-47.97%	32,764
2007	15.498745	19.384006	25.07%	40,732
2006	14.726525	15.498745	5.24%	34,636
2005	14.134644	14.726525	4.19%	35,853
2004	13.880172	14.134644	1.83%	33,609
2003*	10.000000	13.880172	38.80%	11,640
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.788543	14.378770	4.28%	37,542
2011	13.044873	13.788543	5.70%	46,667
2010	12.282886	13.044873	6.20%	64,251
2009	10.772017	12.282886	14.03%	76,924
2008	11.299506	10.772017	-4.67%	82,869
2007	10.994286	11.299506	2.78%	86,745
2006	10.690860	10.994286	2.84%	99,757
2005	10.624499	10.690860	0.62%	105,480
2004	10.326328	10.624499	2.89%	63,538
2003*	10.000000	10.326328	3.26%	9,049
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.972806	27.119786	13.13%	37,129
2011	27.230997	23.972806	-11.97%	41,066
2010	21.447538	27.230997	26.97%	44,734
2009	15.541095	21.447538	38.01%	46,414
2008	26.059359	15.541095	-40.36%	48,100
2007	22.881386	26.059359	13.89%	55,382
2006	20.613534	22.881386	11.00%	60,078
2005	17.687147	20.613534	16.55%	71,565
2004	14.368243	17.687147	23.10%	45,338
2003*	10.000000	14.368243	43.68%	16,846
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.411292	19.508159	18.87%	7,447
2011	20.104876	16.411292	-18.37%	7,447
2010	18.044268	20.104876	11.42%	7,447
2009	14.476801	18.044268	24.64%	7,447
2008	26.160493	14.476801	-44.66%	7,448
2007	22.633693	26.160493	15.58%	7,448
2006	19.460718	22.633693	16.30%	7,448
2005	16.590238	19.460718	17.30%	7,449
2004	14.826272	16.590238	11.90%	7,529
2003*	10.000000	14.826272	48.26%	9,671

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.916050	12.983663	18.94%	5,799
2011	13.380894	10.916050	-18.42%	14,574
2010	12.009807	13.380894	11.42%	14,643
2009	9.636951	12.009807	24.62%	16,451
2008	17.410128	9.636951	-44.65%	16,968
2007	15.062075	17.410128	15.59%	21,534
2006	12.946101	15.062075	16.34%	21,567
2005	11.040339	12.946101	17.26%	24,284
2004*	10.000000	11.040339	10.40%	20,248
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.921791	23.741729	25.47%	3,348
2011	21.064586	18.921791	-10.17%	4,323
2010	16.884114	21.064586	24.76%	5,159
2009	10.879775	16.884114	55.19%	3,440
2008	22.617260	10.879775	-51.90%	3,627
2007	21.723116	22.617260	4.12%	5,928
2006	18.961867	21.723116	14.56%	4,111
2005	18.746295	18.961867	1.15%	10,491
2004	16.675759	18.746295	12.42%	14,459
2003*	10.000000	16.675759	66.76%	1,269
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.924398	13.264831	11.24%	53,989
2011	11.793823	11.924398	1.11%	49,398
2010	10.599753	11.793823	11.27%	63,992
2009	7.916115	10.599753	33.90%	63,510
2008	11.396036	7.916115	-30.54%	59,110
2007	11.123200	11.396036	2.45%	49,381
2006*	10.000000	11.123200	11.23%	27,045
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	17.094405	18.899405	10.56%	66,893
2011	16.330667	17.094405	4.68%	74,524
2010	13.707460	16.330667	19.14%	71,436
2009	11.829259	13.707460	15.88%	75,013
2008	16.432270	11.829259	-28.01%	86,236
2007	17.101050	16.432270	-3.91%	104,700
2006	14.785234	17.101050	15.66%	145,985
2005	14.475864	14.785234	2.14%	130,033
2004	13.206529	14.475864	9.61%	118,733
2003*	10.000000	13.206529	32.07%	22,604

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.418750	25.039521	16.90%	20,590
2011	22.536774	21.418750	-4.96%	24,394
2010	17.798651	22.536774	26.62%	29,688
2009	13.955148	17.798651	27.54%	29,884
2008	21.097978	13.955148	-33.86%	32,501
2007	21.887430	21.097978	-3.61%	36,011
2006	18.946391	21.887430	15.52%	37,660
2005	17.639138	18.946391	7.41%	38,850
2004	14.434639	17.639138	22.20%	34,312
2003*	10.000000	14.434639	44.35%	8,564
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.987230	10.235367	13.89%	9,150
2011	9.243283	8.987230	-2.77%	9,150
2010	8.489692	9.243283	8.88%	9,150
2009	6.600419	8.489692	28.62%	0
2008*	10.000000	6.600419	-34.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.690589	17.532521	11.74%	3,217
2011	18.883736	15.690589	-16.91%	3,470
2010	16.272686	18.883736	16.05%	5,363
2009	9.545392	16.272686	70.48%	2,549
2008	20.424312	9.545392	-53.26%	581
2007	16.071961	20.424312	27.08%	2,527
2006	12.698125	16.071961	26.57%	3,900
2005*	10.000000	12.698125	26.98%	2,365
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	18.078589	21.107060	16.75%	4,087
2011	20.485633	18.078589	-11.75%	5,395
2010	19.136075	20.485633	7.05%	5,444
2009	14.140350	19.136075	35.33%	5,630
2008	24.017376	14.140350	-41.12%	6,689
2007	21.066692	24.017376	14.01%	10,172
2006	17.565594	21.066692	19.93%	11,411
2005	16.145493	17.565594	8.80%	12,745
2004	13.793976	16.145493	17.05%	15,337
2003*	10.000000	13.793976	37.94%	11,725

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.910396	15.082098	16.82%	9,931
2011	14.636567	12.910396	-11.79%	14,373
2010	13.672328	14.636567	7.05%	26,500
2009	10.091589	13.672328	35.48%	31,722
2008	17.144635	10.091589	-41.14%	36,579
2007	15.039750	17.144635	14.00%	36,983
2006	12.538624	15.039750	19.95%	45,034
2005	11.528731	12.538624	8.76%	46,574
2004*	10.000000	11.528731	15.29%	25,337
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.278530	18.495596	13.62%	12,930
2011	16.622077	16.278530	-2.07%	14,186
2010	14.716298	16.622077	12.95%	33,084
2009	12.556261	14.716298	17.20%	30,560
2008	11.972125	12.556261	4.88%	26,362
2007	10.919750	11.972125	9.64%	14,066
2006	9.799086	10.919750	11.44%	2,110
2005*	10.000000	9.799086	-2.01%	8,439
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.226390	2.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	9.009170	10.144936	12.61%	0
2011	10.314608	9.009170	-12.66%	0
2010*	10.000000	10.314608	3.15%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.047488	13.377434	21.09%	0
2011	11.289892	11.047488	-2.15%	0
2010*	10.000000	11.289892	12.90%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.649123	-3.51%	6,880
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.743742	-2.56%	4,587
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.668809	13.732203	17.68%	5,899
2011	12.733819	11.668809	-8.36%	6,264
2010	11.865539	12.733819	7.32%	4,278
2009*	10.000000	11.865539	18.66%	3,535

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.818851	8.19%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.071446	0.71%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	17.139459	19.188393	11.95%	8,280
2011	17.123931	17.139459	0.09%	8,665
2010	16.038356	17.123931	6.77%	12,581
2009	12.932819	16.038356	24.01%	11,937
2008	15.602324	12.932819	-17.11%	11,118
2007	14.326993	15.602324	8.90%	15,950
2006	13.139386	14.326993	9.04%	18,292
2005	12.358479	13.139386	6.32%	16,146
2004	11.556502	12.358479	6.94%	15,157
2003*	10.000000	11.556502	15.57%	6,258
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	18.020150	22.039872	22.31%	1,377
2011	19.609001	18.020150	-8.10%	1,260
2010	18.648783	19.609001	5.15%	2,126
2009	12.933433	18.648783	44.19%	4,838
2008	23.518443	12.933433	-45.01%	3,258
2007	17.431602	23.518443	34.92%	13,866
2006	16.176919	17.431602	7.76%	1,434
2005	14.553654	16.176919	11.15%	1,435
2004	12.493074	14.553654	16.49%	1,435
2003*	10.000000	12.493074	24.93%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.963663	-0.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.758746	31.023934	11.76%	5,869
2011	41.544406	27.758746	-33.18%	3,002
2010	33.651172	41.544406	23.46%	3,905
2009	19.029804	33.651172	76.83%	2,941
2008	40.340861	19.029804	-52.83%	2,946
2007	31.912614	40.340861	26.41%	2,946
2006	22.038767	31.912614	44.80%	2,946
2005	16.914366	22.038767	30.30%	2,946
2004	14.431628	16.914366	17.20%	2,946
2003*	10.000000	14.431628	44.32%	1,826

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.276128	17.601332	15.22%	13,103
2011	15.412073	15.276128	-0.88%	13,154
2010	13.916023	15.412073	10.75%	16,486
2009	10.131280	13.916023	37.36%	17,315
2008	16.280091	10.131280	-37.77%	18,361
2007	14.850087	16.280091	9.63%	18,410
2006	14.013917	14.850087	5.97%	18,715
2005	13.615317	14.013917	2.93%	19,005
2004	12.650967	13.615317	7.62%	16,907
2003*	10.000000	12.650967	26.51%	9,175
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.173439	19.651665	14.43%	7,390
2011	17.471867	17.173439	-1.71%	10,995
2010	15.908543	17.471867	9.83%	21,591
2009	13.156184	15.908543	20.92%	19,750
2008	19.808873	13.156184	-33.58%	15,611
2007	18.645132	19.808873	6.24%	21,997
2006	15.667692	18.645132	19.00%	20,273
2005	14.901771	15.667692	5.14%	15,531
2004	13.142033	14.901771	13.39%	2,431
2003*	10.000000	13.142033	31.42%	1,590
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.430445	11.940664	14.48%	1,079
2011	10.753310	10.430445	-3.00%	1,775
2010*	10.000000	10.753310	7.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.083014	10.205206	12.35%	0
2011*	10.000000	9.083014	-9.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.800923	15.596682	13.01%	29,041
2011	13.907599	13.800923	-0.77%	39,889
2010	12.446627	13.907599	11.74%	40,722
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.224031	11.682668	14.27%	24,649
2011	10.257868	10.224031	-0.33%	24,431
2010	9.273251	10.257868	10.62%	25,545
2009	7.609027	9.273251	21.87%	24,250
2008	10.972607	7.609027	-30.65%	27,264
2007	10.469308	10.972607	4.81%	23,903
2006*	10.000000	10.469308	4.69%	11,064

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.447284	11.865284	3.65%	5,374
2011	10.964216	11.447284	4.41%	7,432
2010	10.475482	10.964216	4.67%	10,969
2009	9.458857	10.475482	10.75%	11,406
2008	10.627782	9.458857	-11.00%	19,554
2007	10.451366	10.627782	1.69%	29,579
2006*	10.000000	10.451366	4.51%	9,282
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.127105	12.208952	20.56%	12,750
2011	11.307734	10.127105	-10.44%	14,037
2010	10.288170	11.307734	9.91%	9,642
2009	7.357433	10.288170	39.83%	7,611
2008	12.142021	7.357433	-39.41%	4,197
2007	10.752059	12.142021	12.93%	8,767
2006*	10.000000	10.752059	7.52%	2,336
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.419098	10.919651	15.93%	7,122
2011	10.007247	9.419098	-5.88%	7,158
2010	8.573945	10.007247	16.72%	15,081
2009	6.256195	8.573945	37.05%	9,614
2008	11.356722	6.256195	-44.91%	6,056
2007	10.278312	11.356722	10.49%	21,720
2006*	10.000000	10.278312	2.78%	17,108
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.192020	9.469669	15.60%	13,388
2011	8.485198	8.192020	-3.46%	13,747
2010	7.742763	8.485198	9.59%	13,814
2009	5.999507	7.742763	29.06%	9,650
2008	9.809470	5.999507	-38.84%	0
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.171483	19.424622	13.12%	7,245
2011	16.748919	17.171483	2.52%	8,333
2010	14.989136	16.748919	11.74%	12,447
2009	10.396527	14.989136	44.17%	14,673
2008	14.620363	10.396527	-28.89%	15,844
2007	14.356419	14.620363	1.84%	26,020
2006	13.143946	14.356419	9.22%	28,463
2005	13.000404	13.143946	1.10%	34,678
2004	11.957633	13.000404	8.72%	48,928
2003*	10.000000	11.957633	19.58%	21,209

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.646569	15.457601	13.27%	10,680
2011	13.312097	13.646569	2.51%	22,471
2010	11.912792	13.312097	11.75%	37,967
2009	8.258152	11.912792	44.25%	39,719
2008	11.630759	8.258152	-29.00%	31,769
2007	11.417078	11.630759	1.87%	37,593
2006	10.453271	11.417078	9.22%	40,090
2005*	10.000000	10.453271	4.53%	45,144
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.331834	17.890788	16.69%	8,507
2011	15.931666	15.331834	-3.77%	11,467
2010	13.974721	15.931666	14.00%	15,489
2009	11.032808	13.974721	26.67%	13,774
2008	17.796309	11.032808	-38.01%	14,964
2007	18.505212	17.796309	-3.83%	17,661
2006	16.215677	18.505212	14.12%	21,209
2005	15.796192	16.215677	2.66%	26,259
2004	13.661931	15.796192	15.62%	22,437
2003*	10.000000	13.661931	36.62%	761
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	245
2009	5.111068	7.720327	51.05%	0
2008*	10.000000	5.111068	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.254299	10.178608	9.99%	7,817
2011	9.687562	9.254299	-4.47%	7,865
2010	7.939453	9.687562	22.02%	3,338
2009	6.124732	7.939453	29.63%	5,149
2008*	10.000000	6.124732	-38.75%	5,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	497
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	3,538
2009	7.922177	9.373787	18.32%	244
2008*	10.000000	7.922177	-20.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.341674	10.483128	12.22%	44,258
2011	9.797479	9.341674	-4.65%	44,376
2010	8.827775	9.797479	10.98%	43,978
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.695079	11.353027	6.15%	4,848
2011	10.679483	10.695079	0.15%	5,476
2010	10.126015	10.679483	5.47%	7,245
2009	9.072864	10.126015	11.61%	8,297
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.653974	10.712256	10.96%	14,604
2011	10.009410	9.653974	-3.55%	12,029
2010	9.101202	10.009410	9.98%	2,749
2009	7.557700	9.101202	20.42%	3,969
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.230827	11.117335	8.67%	5,761
2011	10.388154	10.230827	-1.51%	26,106
2010	9.648048	10.388154	7.67%	21,067
2009	8.302301	9.648048	16.21%	21,940
2008*	10.000000	8.302301	-16.98%	22,790
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.673239	12.389526	6.14%	1,240
2011	11.126508	11.673239	4.91%	1,260
2010	10.552114	11.126508	5.44%	2,694
2009	9.840292	10.552114	7.23%	2,960
2008*	10.000000	9.840292	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.657925	13.389013	5.78%	12,398
2011	12.086780	12.657925	4.73%	16,695
2010	11.321157	12.086780	6.76%	12,862
2009	9.846106	11.321157	14.98%	10,678
2008*	10.000000	9.846106	-1.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.381523	33.942966	15.52%	50
2011	38.438953	29.381523	-23.56%	50
2010	33.581526	38.438953	14.46%	0
2009	20.851578	33.581526	61.05%	0
2008	50.192300	20.851578	-58.46%	0
2007	35.009514	50.192300	43.37%	29
2006	26.006933	35.009514	34.62%	29
2005	19.900995	26.006933	30.68%	29
2004	16.733125	19.900995	18.93%	29
2003*	10.000000	16.733125	67.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.468532	20.167807	15.45%	479
2011	22.851982	17.468532	-23.56%	926
2010	19.968403	22.851982	14.44%	6,013
2009	12.398865	19.968403	61.05%	7,122
2008	29.798561	12.398865	-58.39%	5,706
2007	20.747777	29.798561	43.62%	7,967
2006	15.385337	20.747777	34.85%	8,330
2005	11.759167	15.385337	30.84%	6,331
2004*	10.000000	11.759167	17.59%	2,296
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.391619	13.628048	1.77%	55,023
2011	12.643385	13.391619	5.92%	92,862
2010	12.219122	12.643385	3.47%	95,700
2009	12.049841	12.219122	1.40%	101,088
2008	11.327897	12.049841	6.37%	125,817
2007	10.705704	11.327897	5.81%	76,531
2006	10.490339	10.705704	2.05%	92,522
2005	10.287039	10.490339	1.98%	98,014
2004	10.088161	10.287039	1.97%	84,422
2003*	10.000000	10.088161	0.88%	10,075
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.924704	7.879131	13.78%	892
2011	7.791317	6.924704	-11.12%	892
2010	6.982004	7.791317	11.59%	892
2009	5.461818	6.982004	27.83%	892
2008*	10.000000	5.461818	-45.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	621
2010	8.381156	8.888768	6.06%	621
2009	6.599237	8.381156	27.00%	621
2008	11.743033	6.599237	-43.80%	650
2007	10.871766	11.743033	8.01%	0
2006*	10.000000	10.871766	8.72%	319

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.787494	19.213484	14.45%	80,517
2011	17.695222	16.787494	-5.13%	73,743
2010	15.632265	17.695222	13.20%	78,145
2009	12.444523	15.632265	25.62%	69,820
2008	19.954000	12.444523	-37.63%	70,593
2007	19.071621	19.954000	4.63%	76,770
2006	16.524893	19.071621	15.41%	83,136
2005	15.503787	16.524893	6.59%	81,133
2004	13.768764	15.503787	12.60%	68,228
2003*	10.000000	13.768764	37.69%	15,293
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.098350	14.518698	10.84%	8,366
2011	13.389091	13.098350	-2.17%	4,638
2010	12.102502	13.389091	10.63%	5,881
2009*	10.000000	12.102502	21.03%	3,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.163716	13.671540	3.86%	75,121
2011	12.950424	13.163716	1.65%	129,067
2010	12.384560	12.950424	4.57%	121,581
2009	11.496884	12.384560	7.72%	118,085
2008	12.388569	11.496884	-7.20%	108,373
2007	11.905582	12.388569	4.06%	119,591
2006	11.355896	11.905582	4.84%	111,203
2005	11.131149	11.355896	2.02%	159,442
2004	10.770944	11.131149	3.34%	153,617
2003*	10.000000	10.770944	7.71%	33,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.265890	16.704500	9.42%	407,627
2011	15.464981	15.265890	-1.29%	471,533
2010	14.119693	15.464981	9.53%	541,328
2009	12.001822	14.119693	17.65%	564,098
2008	15.824448	12.001822	-24.16%	686,160
2007	15.167450	15.824448	4.33%	861,081
2006	13.792985	15.167450	9.96%	906,993
2005	13.258532	13.792985	4.03%	926,627
2004	12.257476	13.258532	8.17%	889,504
2003*	10.000000	12.257476	22.57%	165,669

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.288200	18.297341	12.33%	318,662
2011	16.852338	16.288200	-3.35%	364,822
2010	15.124442	16.852338	11.42%	368,542
2009	12.312557	15.124442	22.84%	386,538
2008	18.173421	12.312557	-32.25%	417,652
2007	17.338348	18.173421	4.82%	471,436
2006	15.328374	17.338348	13.11%	545,369
2005	14.496628	15.328374	5.74%	591,529
2004	13.096373	14.496628	10.69%	593,289
2003*	10.000000	13.096373	30.96%	145,784
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.391909	15.354187	6.69%	95,599
2011	14.279185	14.391909	0.79%	134,648
2010	13.325050	14.279185	7.16%	228,198
2009	11.778592	13.325050	13.13%	247,931
2008	14.039919	11.778592	-16.11%	301,698
2007	13.431593	14.039919	4.53%	323,964
2006	12.544538	13.431593	7.07%	318,931
2005	12.157509	12.544538	3.18%	335,518
2004	11.488900	12.157509	5.82%	312,366
2003*	10.000000	11.488900	14.89%	59,466
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.340653	15.600326	16.94%	98,900
2011	13.854859	13.340653	-3.71%	116,221
2010	12.929015	13.854859	7.16%	130,131
2009*	10.000000	12.929015	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.279732	24.684762	16.00%	3,481
2011	22.111126	21.279732	-3.76%	3,911
2010	17.742082	22.111126	24.63%	4,432
2009	13.137796	17.742082	35.05%	5,186
2008	20.939637	13.137796	-37.26%	5,822
2007	19.715712	20.939637	6.21%	5,534
2006	18.167905	19.715712	8.52%	8,558
2005	16.411579	18.167905	10.70%	8,978
2004	14.360150	16.411579	14.29%	6,774
2003*	10.000000	14.360150	43.60%	1,859

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.404631	10.274228	-1.25%	310,876
2011	10.535967	10.404631	-1.25%	310,671
2010	10.669317	10.535967	-1.25%	192,895
2009	10.799837	10.669317	-1.21%	86,146
2008	10.716462	10.799837	0.78%	125,446
2007	10.356504	10.716462	3.48%	55,577
2006	10.032727	10.356504	3.23%	96,257
2005	9.895360	10.032727	1.39%	85,361
2004	9.939966	9.895360	-0.45%	97,787
2003*	10.000000	9.939966	-0.60%	421
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.193088	15.732100	10.84%	18,804
2011	13.616863	14.193088	4.23%	21,292
2010	12.469036	13.616863	9.21%	38,812
2009	10.151842	12.469036	22.83%	28,839
2008	12.429626	10.151842	-18.33%	31,007
2007	12.031384	12.429626	3.31%	40,309
2006	11.621015	12.031384	3.53%	34,111
2005	11.516635	11.621015	0.91%	32,952
2004	10.947135	11.516635	5.20%	16,845
2003*	10.000000	10.947135	9.47%	1,002
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.187182	9.339368	14.07%	12,206
2011	9.173427	8.187182	-10.75%	10,883
2010	8.162604	9.173427	12.38%	20,603
2009	6.073083	8.162604	34.41%	25,849
2008*	10.000000	6.073083	-39.27%	4,757
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.897406	14.907038	15.58%	49
2011	15.625032	12.897406	-17.46%	49
2010	14.941929	15.625032	4.57%	209
2009	11.683433	14.941929	27.89%	536
2008	22.106488	11.683433	-47.15%	741
2007	21.797487	22.106488	1.42%	1,194
2006	18.032864	21.797487	20.88%	1,615
2005	16.335191	18.032864	10.39%	1,889
2004	13.784997	16.335191	18.50%	1,893
2003*	10.000000	13.784997	37.85%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.074893	10.479829	15.48%	2,381
2011	10.992269	9.074893	-17.44%	7,083
2010	10.516093	10.992269	4.53%	9,929
2009	8.223837	10.516093	27.87%	15,267
2008	15.552594	8.223837	-47.12%	23,123
2007	15.336721	15.552594	1.41%	24,399
2006	12.687509	15.336721	20.88%	24,152
2005	11.491561	12.687509	10.41%	24,019
2004*	10.000000	11.491561	14.92%	6,872
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.770463	10.058416	14.69%	33,595
2011	9.177926	8.770463	-4.44%	36,900
2010	8.056674	9.177926	13.92%	45,531
2009	6.307318	8.056674	27.74%	7,081
2008*	10.000000	6.307318	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.178285	9.496486	16.12%	33,616
2011	8.818891	8.178285	-7.26%	39,149
2010	7.920878	8.818891	11.34%	31,542
2009	6.295437	7.920878	25.82%	28,462
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.167701	10.378591	13.21%	25,499
2011	9.715983	9.167701	-5.64%	32,418
2010	7.779729	9.715983	24.89%	38,463
2009	6.217635	7.779729	25.12%	38,344
2008*	10.000000	6.217635	-37.82%	1,973
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.838731	11.303532	14.89%	996
2011	10.199792	9.838731	-3.54%	1,032
2010	8.633805	10.199792	18.14%	3,680
2009	6.701262	8.633805	28.84%	4,010
2008*	10.000000	6.701262	-32.99%	3,507
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.458683	16.146878	11.68%	1,933
2011	14.768511	14.458683	-2.10%	3,662
2010	11.954272	14.768511	23.54%	5,111
2009	9.517988	11.954272	25.60%	6,997
2008	18.028478	9.517988	-47.21%	7,343
2007	16.673865	18.028478	8.12%	7,443
2006	16.394915	16.673865	1.70%	8,320
2005	15.409829	16.394915	6.39%	10,263
2004	13.789075	15.409829	11.75%	7,424
2003*	10.000000	13.789075	37.89%	2,263

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.184476	23.978687	18.80%	3,519
2011	21.618365	20.184476	-6.63%	5,162
2010	17.309278	21.618365	24.89%	6,791
2009	13.926862	17.309278	24.29%	8,358
2008	20.832316	13.926862	-33.15%	9,219
2007	22.741481	20.832316	-8.40%	12,726
2006	19.666249	22.741481	15.64%	14,533
2005	19.375585	19.666249	1.50%	14,567
2004	16.770427	19.375585	15.53%	13,214
2003*	10.000000	16.770427	67.70%	3,049
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.647183	22.355183	13.78%	5,076
2011	21.121050	19.647183	-6.98%	7,467
2010	17.113382	21.121050	23.42%	9,889
2009	12.891503	17.113382	32.75%	8,772
2008	21.177486	12.891503	-39.13%	10,979
2007	21.048246	21.177486	0.61%	12,964
2006	19.072534	21.048246	10.36%	13,314
2005	17.243018	19.072534	10.61%	17,030
2004	14.699991	17.243018	17.30%	11,155
2003*	10.000000	14.699991	47.00%	1,869
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.233747	16.001710	12.42%	1,337
2011	14.359252	14.233747	-0.87%	2,361
2010	12.842677	14.359252	11.81%	3,522
2009	10.358075	12.842677	23.99%	4,334
2008	17.964782	10.358075	-42.34%	4,866
2007	16.862404	17.964782	6.54%	2,778
2006	15.057436	16.862404	11.99%	2,177
2005	14.244700	15.057436	5.71%	1,672
2004	13.169445	14.244700	8.16%	714
2003*	10.000000	13.169445	31.69%	313
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.674180	11.041496	14.13%	41,660
2011	9.229811	9.674180	4.81%	47,929
2010	7.199571	9.229811	28.20%	50,973
2009	5.586139	7.199571	28.88%	54,139
2008*	10.000000	5.586139	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.551870	10.786788	2.23%	2,635
2011	10.548150	10.551870	0.04%	2,943
2010	10.429293	10.548150	1.14%	3,912
2009	9.860285	10.429293	5.77%	4,288
2008*	10.000000	9.860285	-1.40%	810

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.738872	13.859670	18.07%	1,106
2011	13.574005	11.738872	-13.52%	1,147
2010	12.925473	13.574005	5.02%	2,257
2009*	10.000000	12.925473	29.25%	3,197
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.610999	12.414348	17.00%	0
2011	12.256564	10.610999	-13.43%	0
2010	10.172173	12.256564	20.49%	0
2009	7.658052	10.172173	32.83%	0
2008	14.478661	7.658052	-47.11%	610
2007	14.206466	14.478661	1.92%	1,718
2006	11.652777	14.206466	21.91%	1,524
2005*	10.000000	11.652777	16.53%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.544799	10.892194	3.29%	10,585
2011	10.647160	10.544799	-0.96%	12,605
2010	10.240700	10.647160	3.97%	11,164
2009	9.150793	10.240700	11.91%	12,280
2008	10.704077	9.150793	-14.51%	15,429
2007	10.346619	10.704077	3.45%	15,567
2006	10.054736	10.346619	2.90%	23,644
2005	10.036805	10.054736	0.18%	23,301
2004	10.085267	10.036805	-0.48%	18,426
2003*	10.000000	10.085267	0.85%	12,546
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.158385	14.139706	7.46%	0
2011	13.467423	13.158385	-2.29%	0
2010	11.401784	13.467423	18.12%	0
2009	9.405887	11.401784	21.22%	0
2008	15.737151	9.405887	-40.23%	0
2007	15.855812	15.737151	-0.75%	0
2006	15.254782	15.855812	3.94%	0
2005	15.012368	15.254782	1.61%	0
2004	13.588485	15.012368	10.48%	0
2003*	10.000000	13.588485	35.88%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.575458	17.069010	9.59%	138
2011	16.273510	15.575458	-4.29%	501
2010	13.413659	16.273510	21.32%	886
2009	10.335393	13.413659	29.78%	1,014
2008	17.283561	10.335393	-40.20%	1,089
2007	16.265200	17.283561	6.26%	2,461
2006	14.485598	16.265200	12.29%	2,375
2005	13.727148	14.485598	5.53%	1,665
2004	12.271291	13.727148	11.86%	641
2003*	10.000000	12.271291	22.71%	139

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.212635	15.781203	19.44%	15,146
2011	14.621315	13.212635	-9.63%	17,689
2010	12.800664	14.621315	14.22%	22,989
2009	9.300233	12.800664	37.64%	24,966
2008	15.788180	9.300233	-41.09%	33,842
2007	15.075751	15.788180	4.73%	46,798
2006	13.003547	15.075751	15.94%	47,480
2005	11.545805	13.003547	12.63%	41,715
2004*	10.000000	11.545805	15.46%	25,254
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.382955	24.344469	19.44%	11,242
2011	22.564578	20.382955	-9.67%	13,135
2010	19.748832	22.564578	14.26%	12,398
2009	14.351042	19.748832	37.61%	11,837
2008	24.355978	14.351042	-41.08%	12,679
2007	23.251982	24.355978	4.75%	13,675
2006	20.061994	23.251982	15.90%	14,840
2005	17.810972	20.061994	12.64%	15,759
2004	15.172123	17.810972	17.39%	19,466
2003*	10.000000	15.172123	51.72%	15,706
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.152703	1.53%	10,216
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.869396	17.121860	15.15%	12,829
2011	15.104731	14.869396	-1.56%	15,120
2010	13.205884	15.104731	14.38%	22,330
2009	10.448177	13.205884	26.39%	25,641
2008	17.239555	10.448177	-39.39%	32,174
2007	16.763040	17.239555	2.84%	40,825
2006	14.791636	16.763040	13.33%	45,831
2005	14.165148	14.791636	4.42%	46,775
2004	13.142514	14.165148	7.78%	40,614
2003*	10.000000	13.142514	31.43%	11,926
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.642006	23.985164	16.20%	6,229
2011	21.413044	20.642006	-3.60%	8,240
2010	17.621145	21.413044	21.52%	9,571
2009	13.036119	17.621145	35.17%	10,896
2008	21.293886	13.036119	-38.78%	14,292
2007	21.869330	21.293886	-2.63%	17,011
2006	19.314296	21.869330	13.23%	19,132
2005	17.826274	19.314296	8.35%	18,983
2004	15.146754	17.826274	17.69%	15,579
2003*	10.000000	15.146754	51.47%	4,519

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.628082	6.28%	394
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.574831	13.066955	3.91%	291
2011	11.745076	12.574831	7.06%	1,029
2010	10.874552	11.745076	8.01%	991
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.349481	11.851685	4.42%	14,994
2011	11.378072	11.349481	-0.25%	12,688
2010	10.954048	11.378072	3.87%	39,877
2009*	10.000000	10.954048	9.54%	46,111
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.007389	10.820820	8.13%	2,491
2011*	10.000000	10.007389	0.07%	2,684
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.314739	14.487633	17.64%	3,469
2011	13.077277	12.314739	-5.83%	7,285
2010	11.578051	13.077277	12.95%	6,617
2009	9.031982	11.578051	28.19%	3,772
2008	14.920123	9.031982	-39.46%	3,729
2007	16.081163	14.920123	-7.22%	4,173
2006	14.048844	16.081163	14.47%	5,732
2005	13.519348	14.048844	3.92%	6,791
2004	12.321351	13.519348	9.72%	8,036
2003*	10.000000	12.321351	23.21%	2,550
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.221140	15.916783	20.39%	620
2011	16.117634	13.221140	-17.97%	620
2010	14.834253	16.117634	8.65%	1,536
2009	12.052948	14.834253	23.08%	3,412
2008	21.777079	12.052948	-44.65%	3,412
2007	20.351449	21.777079	7.01%	3,412
2006	16.135628	20.351449	26.13%	3,413
2005	14.562944	16.135628	10.80%	3,413
2004	12.691782	14.562944	14.74%	7,498
2003*	10.000000	12.691782	26.92%	1,876

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.445444	15.166068	12.80%	798
2011	16.573515	13.445444	-18.87%	1,555
2010	13.893565	16.573515	19.29%	2,358
2009	8.584322	13.893565	61.85%	3,436
2008	13.805667	8.584322	-37.82%	3,862
2007	13.249928	13.805667	4.19%	4,253
2006	12.725497	13.249928	4.12%	4,388
2005	12.192050	12.725497	4.38%	4,406
2004	11.754791	12.192050	3.72%	4,730
2003*	10.000000	11.754791	17.55%	2,927
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.498337	14.874074	29.36%	355
2011	10.548103	11.498337	9.01%	0
2010*	10.000000	10.548103	5.48%	245
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.911516	12.843574	7.82%	7,325
2011	11.443545	11.911516	4.09%	8,156
2010	10.844613	11.443545	5.52%	4,774
2009	10.040076	10.844613	8.01%	5,121
2008	11.354331	10.040076	-11.57%	20,145
2007	10.928553	11.354331	3.90%	21,505
2006	10.685986	10.928553	2.27%	23,680
2005	10.411305	10.685986	2.64%	26,776
2004	10.130478	10.411305	2.77%	13,991
2003*	10.000000	10.130478	1.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.542942	25.075807	16.40%	40
2011	20.409846	21.542942	5.55%	58
2010	18.833473	20.409846	8.37%	58
2009	14.657881	18.833473	28.49%	434
2008	17.458787	14.657881	-16.04%	667
2007	16.618318	17.458787	5.06%	667
2006	15.187336	16.618318	9.42%	718
2005	13.714668	15.187336	10.74%	718
2004	12.616630	13.714668	8.70%	718
2003*	10.000000	12.616630	26.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.739333	-2.61%	355
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.643196	-3.57%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.710606	14.594594	14.82%	17,231
2011	13.814328	12.710606	-7.99%	17,295
2010	12.451967	13.814328	10.94%	23,213
2009	9.924005	12.451967	25.47%	24,030
2008	16.174584	9.924005	-38.64%	23,984
2007	14.897796	16.174584	8.57%	28,272
2006	13.270331	14.897796	12.26%	28,121
2005	12.357046	13.270331	7.39%	27,868
2004	11.410528	12.357046	8.30%	25,213
2003*	10.000000	11.410528	14.11%	496
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.694596	13.053315	11.62%	0
2011	11.121085	11.694596	5.16%	0
2010	9.940685	11.121085	11.87%	0
2009	8.719001	9.940685	14.01%	0
2008	12.455929	8.719001	-30.00%	0
2007	11.723930	12.455929	6.24%	0
2006	10.586749	11.723930	10.74%	0
2005	10.211130	10.586749	3.68%	0
2004*	10.000000	10.211130	2.11%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.769153	13.991421	18.88%	0
2011	12.616952	11.769153	-6.72%	0
2010*	10.000000	12.616952	26.17%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.673689	16.695556	6.52%	239
2011	16.636421	15.673689	-5.79%	239
2010	13.289036	16.636421	25.19%	377
2009	8.816097	13.289036	50.74%	0
2008	15.241347	8.816097	-42.16%	0
2007	13.562271	15.241347	12.38%	0
2006	11.187883	13.562271	21.22%	0
2005	10.663426	11.187883	4.92%	0
2004*	10.000000	10.663426	6.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.741788	14.396975	4.77%	0
2011	12.847304	13.741788	6.96%	0
2010	12.154327	12.847304	5.70%	0
2009	10.990002	12.154327	10.59%	0
2008	10.869263	10.990002	1.11%	0
2007	10.365824	10.869263	4.86%	0
2006	10.110805	10.365824	2.52%	0
2005	10.047787	10.110805	0.63%	0
2004*	10.000000	10.047787	0.48%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
2010	12.854596	14.304207	11.28%	0
2009	10.827274	12.854596	18.72%	0
2008	18.506988	10.827274	-41.50%	0
2007	17.892030	18.506988	3.44%	0
2006	15.503132	17.892030	15.41%	0
2005	15.024168	15.503132	3.19%	0
2004	13.693110	15.024168	9.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.721634	24.216588	16.87%	34,625
2011	22.986580	20.721634	-9.85%	36,095
2010	18.406669	22.986580	24.88%	20,734
2009	13.079240	18.406669	40.73%	4,343
2008	20.635008	13.079240	-36.62%	5,115
2007	20.604211	20.635008	0.15%	0
2006	18.288161	20.604211	12.66%	0
2005	17.384867	18.288161	5.20%	0
2004	14.799761	17.384867	17.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.150789	1.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.232459	15.076827	5.93%	166,498
2011	12.910361	14.232459	10.24%	155,226
2010	12.449686	12.910361	3.70%	109,111
2009	11.450417	12.449686	8.73%	85,067
2008	11.794488	11.450417	-2.92%	64,785
2007	10.920015	11.794488	8.01%	48,319
2006	10.896084	10.920015	0.22%	44,545
2005	10.874842	10.896084	0.20%	34,873
2004	10.418281	10.874842	4.38%	5,682
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
2010	13.062460	14.672334	12.32%	0
2009	11.242922	13.062460	16.18%	0
2008	17.461039	11.242922	-35.61%	0
2007	17.778371	17.461039	-1.78%	0
2006	15.427120	17.778371	15.24%	0
2005	14.961770	15.427120	3.11%	0
2004	13.472415	14.961770	11.05%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	14.005712	16.058213	14.65%	62,508
2011	14.317670	14.005712	-2.18%	65,392
2010	12.198606	14.317670	17.37%	43,246
2009	9.526439	12.198606	28.05%	32,614
2008	12.792189	9.526439	-25.53%	26,671
2007	13.290580	12.792189	-3.75%	29,323
2006	11.205543	13.290580	18.61%	20,386
2005*	10.000000	11.205543	12.06%	2,551
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.421855	13.475079	8.48%	301,758
2011	13.067152	12.421855	-4.94%	277,985
2010	12.067934	13.067152	8.28%	127,553
2009*	10.000000	12.067934	20.68%	23,129
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.224949	24.233727	14.18%	31,813
2011	21.394413	21.224949	-0.79%	33,855
2010	17.235524	21.394413	24.13%	26,016
2009	13.974154	17.235524	23.34%	14,333
2008	20.504377	13.974154	-31.85%	12,668
2007	20.923558	20.504377	-2.00%	11,623
2006	18.537637	20.923558	12.87%	11,049
2005	17.523087	18.537637	5.79%	9,649
2004	14.573424	17.523087	20.24%	1,182
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.306274	17.435668	13.91%	62,755
2011	15.267909	15.306274	0.25%	56,376
2010	13.512440	15.267909	12.99%	54,148
2009	10.867044	13.512440	24.34%	56,241
2008	17.575096	10.867044	-38.17%	60,522
2007	16.969878	17.575096	3.57%	69,096
2006	14.931032	16.969878	13.66%	57,865
2005	14.492244	14.931032	3.03%	28,114
2004	13.312395	14.492244	8.86%	9,891
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.561713	17.993863	8.65%	69,243
2011	15.438650	16.561713	7.27%	53,666
2010	13.603246	15.438650	13.49%	12,171
2009	11.281615	13.603246	20.58%	5,028
2008	16.272778	11.281615	-30.67%	4,156
2007	15.438813	16.272778	5.40%	4,184
2006	13.466826	15.438813	14.64%	5,441
2005	13.110738	13.466826	2.72%	2,824
2004	12.681876	13.110738	3.38%	1,659

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
2010	10.712167	13.824260	29.05%	0
2009	8.634253	10.712167	24.07%	0
2008	14.065272	8.634253	-38.61%	0
2007	16.071699	14.065272	-12.48%	0
2006	15.736972	16.071699	2.13%	0
2005	15.112039	15.736972	4.14%	0
2004	13.795093	15.112039	9.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.687983	14.856675	8.54%	0
2011	14.683822	13.687983	-6.78%	0
2010	13.171340	14.683822	11.48%	0
2009	11.787834	13.171340	11.74%	0
2008	16.989717	11.787834	-30.62%	0
2007	15.708894	16.989717	8.15%	0
2006	13.752791	15.708894	14.22%	0
2005	13.708073	13.752791	0.33%	0
2004	12.973272	13.708073	5.66%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.869675	13.894789	7.97%	44,618
2011	12.790728	12.869675	0.62%	48,949
2010	11.974030	12.790728	6.82%	55,210
2009	10.101766	11.974030	18.53%	65,857
2008	11.076617	10.101766	-8.80%	63,306
2007	10.680041	11.076617	3.71%	79,597
2006	10.417461	10.680041	2.52%	75,249
2005	10.456416	10.417461	-0.37%	42,547
2004	10.258926	10.456416	1.93%	15,943
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.178768	13.405569	10.07%	154,354
2011	12.398062	12.178768	-1.77%	118,368
2010	11.166697	12.398062	11.03%	76,517
2009	9.131944	11.166697	22.28%	32,530
2008	12.370445	9.131944	-26.18%	39,240
2007	11.566476	12.370445	6.95%	17,981
2006	10.699312	11.566476	8.10%	1,383
2005*	10.000000	10.699312	6.99%	1,334

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.153713	13.556345	11.54%	540,054
2011	12.474560	12.153713	-2.57%	504,803
2010	11.060351	12.474560	12.79%	210,700
2009	8.721797	11.060351	26.81%	50,919
2008	13.156786	8.721797	-33.71%	25,367
2007	12.128889	13.156786	8.47%	19,490
2006	11.006133	12.128889	10.20%	11,778
2005*	10.000000	11.006133	10.06%	7,778
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.841534	13.454729	13.62%	80,683
2011	12.352735	11.841534	-4.14%	77,091
2010	10.804752	12.352735	14.33%	20,001
2009	8.349378	10.804752	29.41%	21,329
2008	13.689247	8.349378	-39.01%	14,046
2007	12.493309	13.689247	9.57%	7,439
2006	11.214376	12.493309	11.40%	9,798
2005*	10.000000	11.214376	12.14%	8,072
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.935324	16.463930	3.32%	35,968
2011	17.038919	15.935324	-6.48%	42,810
2010	14.495096	17.038919	17.55%	32,324
2009	9.956721	14.495096	45.58%	32,664
2008	22.136758	9.956721	-55.02%	22,991
2007	15.408470	22.136758	43.67%	18,120
2006	13.393345	15.408470	15.05%	25,521
2005*	10.000000	13.393345	33.93%	11,238
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.086420	17.420485	15.47%	158,895
2011	15.192949	15.086420	-0.70%	165,900
2010	13.401575	15.192949	13.37%	146,941
2009	10.459329	13.401575	28.13%	94,465
2008	18.540287	10.459329	-43.59%	86,349
2007	18.559236	18.540287	-0.10%	113,087
2006	15.686349	18.559236	18.31%	111,587
2005	15.061405	15.686349	4.15%	79,839
2004	13.725633	15.061405	9.73%	25,395
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.251883	17.212475	12.85%	69,338
2011	15.465188	15.251883	-1.38%	65,133
2010	12.656565	15.465188	22.19%	43,820
2009	10.025990	12.656565	26.24%	27,100
2008	19.288579	10.025990	-48.02%	22,834
2007	15.438157	19.288579	24.94%	17,435
2006	14.683761	15.438157	5.14%	17,391
2005	14.107836	14.683761	4.08%	18,227
2004	13.867877	14.107836	1.73%	8,375

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.665135	14.235606	4.17%	406,170
2011	12.941194	13.665135	5.59%	401,575
2010	12.197618	12.941194	6.10%	430,420
2009	10.708075	12.197618	13.91%	514,389
2008	11.243823	10.708075	-4.76%	495,672
2007	10.951260	11.243823	2.67%	508,173
2006	10.659771	10.951260	2.73%	250,859
2005	10.604314	10.659771	0.52%	85,834
2004	10.317150	10.604314	2.78%	13,735
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.758224	26.849753	13.01%	137,034
2011	27.014572	23.758224	-12.05%	150,566
2010	21.298626	27.014572	26.84%	121,692
2009	15.448824	21.298626	37.87%	104,125
2008	25.930971	15.448824	-40.42%	97,691
2007	22.791856	25.930971	13.77%	100,103
2006	20.553638	22.791856	10.89%	90,430
2005	17.653567	20.553638	16.43%	63,770
2004	14.355502	17.653567	22.97%	15,423
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
2010	17.918989	19.945109	11.31%	0
2009	14.390862	17.918989	24.52%	0
2008	26.031640	14.390862	-44.72%	0
2007	22.545159	26.031640	15.46%	0
2006	19.404191	22.545159	16.19%	0
2005	16.558753	19.404191	17.18%	0
2004	14.813129	16.558753	11.78%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.831638	12.870193	18.82%	58,536
2011	13.290874	10.831638	-18.50%	55,933
2010	11.941094	13.290874	11.30%	47,072
2009	9.591527	11.941094	24.50%	38,613
2008	17.345687	9.591527	-44.70%	38,037
2007	15.021620	17.345687	15.47%	48,782
2006	12.924386	15.021620	16.23%	36,233
2005	11.032954	12.924386	17.14%	19,124
2004*	10.000000	11.032954	10.33%	3,320

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.752426	23.505337	25.35%	8,115
2011	20.897175	18.752426	-10.26%	7,175
2010	16.766879	20.897175	24.63%	5,518
2009	10.815184	16.766879	55.03%	6,760
2008	22.505859	10.815184	-51.95%	8,100
2007	21.638152	22.505859	4.01%	8,929
2006	18.906801	21.638152	14.45%	8,847
2005	18.710736	18.906801	1.05%	4,931
2004	16.660993	18.710736	12.30%	2,540
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.856123	13.175492	11.13%	258,693
2011	11.738165	11.856123	1.00%	306,839
2010	10.560423	11.738165	11.15%	305,847
2009	7.894728	10.560423	33.77%	268,207
2008	11.376790	7.894728	-30.61%	273,423
2007	11.115728	11.376790	2.35%	279,796
2006*	10.000000	11.115728	11.16%	127,554
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.941401	18.711238	10.45%	89,355
2011	16.200863	16.941401	4.57%	109,453
2010	13.612280	16.200863	19.02%	115,800
2009	11.759021	13.612280	15.76%	111,514
2008	16.351297	11.759021	-28.09%	121,785
2007	17.034126	16.351297	-4.01%	164,283
2006	14.742263	17.034126	15.55%	196,130
2005	14.448376	14.742263	2.03%	148,451
2004	13.194816	14.448376	9.50%	27,999
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.227051	24.790246	16.79%	84,256
2011	22.357673	21.227051	-5.06%	98,934
2010	17.675073	22.357673	26.49%	94,605
2009	13.872311	17.675073	27.41%	114,958
2008	20.994058	13.872311	-33.92%	42,130
2007	21.801820	20.994058	-3.71%	49,948
2006	18.891360	21.801820	15.41%	45,090
2005	17.605676	18.891360	7.30%	25,102
2004	14.421856	17.605676	22.08%	6,810
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.953922	10.187087	13.77%	72,912
2011	9.218340	8.953922	-2.87%	70,788
2010	8.475367	9.218340	8.77%	53,586
2009	6.595954	8.475367	28.49%	42,938
2008*	10.000000	6.595954	-34.04%	37,634

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.584992	17.396842	11.63%	16,940
2011	18.775640	15.584992	-16.99%	18,318
2010	16.195908	18.775640	15.93%	24,053
2009	9.509978	16.195908	70.30%	24,833
2008	20.369241	9.509978	-53.31%	28,994
2007	16.044958	20.369241	26.95%	25,030
2006	12.689601	16.044958	26.44%	21,307
2005*	10.000000	12.689601	26.90%	6,674
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
2010	19.003244	20.322853	6.94%	0
2009	14.056429	19.003244	35.19%	0
2008	23.899086	14.056429	-41.18%	0
2007	20.984278	23.899086	13.89%	0
2006	17.514557	20.984278	19.81%	0
2005	16.114848	17.514557	8.69%	0
2004	13.781741	16.114848	16.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.810618	14.950340	16.70%	66,132
2011	14.538151	12.810618	-11.88%	74,386
2010	13.594131	14.538151	6.94%	79,248
2009	10.044033	13.594131	35.35%	84,009
2008	17.081184	10.044033	-41.20%	278,600
2007	14.999358	17.081184	13.88%	195,190
2006	12.517583	14.999358	19.83%	105,334
2005	11.521015	12.517583	8.65%	62,925
2004*	10.000000	11.521015	15.21%	10,088
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.169032	18.352534	13.50%	93,420
2011	16.526961	16.169032	-2.17%	126,129
2010	14.646895	16.526961	12.84%	140,831
2009	12.509699	14.646895	17.08%	96,378
2008	11.939825	12.509699	4.77%	73,025
2007	10.901379	11.939825	9.53%	69,638
2006	9.792491	10.901379	11.32%	52,757
2005*	10.000000	9.792491	-2.08%	32,060
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.219489	2.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.998555	10.122692	12.49%	8,912
2011	10.312889	8.998555	-12.74%	4,192
2010*	10.000000	10.312889	3.13%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.034498	13.348145	20.97%	17,561
2011	11.288018	11.034498	-2.25%	16,124
2010*	10.000000	11.288018	12.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.642499	-3.58%	14,753
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.955345	-0.45%	2,849
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.737053	-2.63%	35,471
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.637337	13.681267	17.56%	152,680
2011	12.712334	11.637337	-8.46%	180,496
2010	11.857519	12.712334	7.21%	105,753
2009*	10.000000	11.857519	18.58%	38,669
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.811552	8.12%	11,330
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.064650	0.65%	5,668
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
2010	15.927003	16.987838	6.66%	0
2009	12.856037	15.927003	23.89%	0
2008	15.525436	12.856037	-17.19%	0
2007	14.270926	15.525436	8.79%	0
2006	13.101199	14.270926	8.93%	0
2005	12.335019	13.101199	6.21%	0
2004	11.546244	12.335019	6.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.858839	21.820421	22.18%	53,619
2011	19.453130	17.858839	-8.20%	51,426
2010	18.519285	19.453130	5.04%	43,417
2009	12.856640	18.519285	44.04%	27,754
2008	23.402581	12.856640	-45.06%	13,447
2007	17.363405	23.402581	34.78%	6,635
2006	16.129914	17.363405	7.65%	0
2005	14.526022	16.129914	11.04%	0
2004	12.481987	14.526022	16.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.956837	-0.43%	11,550

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.510257	30.714992	11.65%	26,899
2011	41.214264	27.510257	-33.25%	0
2010	33.417544	41.214264	23.33%	0
2009	18.916833	33.417544	76.66%	0
2008	40.142189	18.916833	-52.88%	0
2007	31.787788	40.142189	26.28%	0
2006	21.974735	31.787788	44.66%	0
2005	16.882250	21.974735	30.16%	0
2004	14.418830	16.882250	17.08%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.139408	17.426112	15.10%	4,104
2011	15.289569	15.139408	-0.98%	4,100
2010	13.819398	15.289569	10.64%	2,044
2009	10.071127	13.819398	37.22%	2,523
2008	16.199872	10.071127	-37.83%	3,044
2007	14.791974	16.199872	9.52%	5,252
2006	13.973177	14.791974	5.86%	9,582
2005	13.589474	13.973177	2.82%	9,383
2004	12.639747	13.589474	7.51%	4,984
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.224572	2.25%	5,146
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	17.019718	19.456003	14.31%	183,359
2011	17.332997	17.019718	-1.81%	199,624
2010	15.798089	17.332997	9.72%	171,714
2009	13.078095	15.798089	20.80%	195,282
2008	19.711303	13.078095	-33.65%	36,561
2007	18.572196	19.711303	6.13%	35,094
2006	15.622179	18.572196	18.88%	21,146
2005	14.873499	15.622179	5.03%	13,825
2004	13.130385	14.873499	13.28%	2,936
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.412896	11.908476	14.36%	89,792
2011	10.746091	10.412896	-3.10%	72,447
2010*	10.000000	10.746091	7.46%	25,821
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.076913	10.188010	12.24%	6,128
2011*	10.000000	9.076913	-9.23%	2,187
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.763734	15.538866	12.90%	166,996
2011	13.884154	13.763734	-0.87%	185,503
2010	12.438227	13.884154	11.62%	182,678
2009*	10.000000	12.438227	24.38%	1,008

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.165503	11.604010	14.15%	5,346,322
2011	10.209472	10.165503	-0.43%	5,133,243
2010	9.238844	10.209472	10.51%	3,712,065
2009	7.588470	9.238844	21.75%	1,974,450
2008	10.954073	7.588470	-30.72%	791,726
2007	10.462278	10.954073	4.70%	585,179
2006*	10.000000	10.462278	4.62%	185,420
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.381759	11.785385	3.55%	1,769,210
2011	10.912484	11.381759	4.30%	1,518,171
2010	10.436622	10.912484	4.56%	1,044,464
2009	9.433308	10.436622	10.64%	456,231
2008	10.609831	9.433308	-11.09%	212,942
2007	10.444352	10.609831	1.58%	154,167
2006*	10.000000	10.444352	4.44%	52,019
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.069132	12.126730	20.43%	160,587
2011	11.254382	10.069132	-10.53%	157,715
2010	10.249994	11.254382	9.80%	134,232
2009	7.337562	10.249994	39.69%	91,685
2008	12.121527	7.337562	-39.47%	81,138
2007	10.744833	12.121527	12.81%	41,283
2006*	10.000000	10.744833	7.45%	16,329
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.365156	10.846099	15.81%	389,003
2011	9.960000	9.365156	-5.97%	409,413
2010	8.542120	9.960000	16.60%	338,799
2009	6.239296	8.542120	36.91%	272,661
2008	11.337557	6.239296	-44.97%	281,612
2007	10.271422	11.337557	10.38%	185,875
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.153379	9.415433	15.48%	2,286,762
2011	8.453715	8.153379	-3.55%	2,109,990
2010	7.721847	8.453715	9.48%	1,387,404
2009	5.989361	7.721847	28.93%	536,675
2008	9.802828	5.989361	-38.90%	168,304
2007*	10.000000	9.802828	-1.97%	49,572

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.017897	19.231348	13.01%	2,130
2011	16.615888	17.017897	2.42%	2,974
2010	14.885141	16.615888	11.63%	3,197
2009	10.334841	14.885141	44.03%	6,852
2008	14.548361	10.334841	-28.96%	8,442
2007	14.300269	14.548361	1.73%	14,773
2006	13.105761	14.300269	9.11%	15,275
2005	12.975746	13.105761	1.00%	18,896
2004	11.947040	12.975746	8.61%	13,116
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.554747	15.338015	13.16%	54,340
2011	13.235892	13.554747	2.41%	68,703
2010	11.856601	13.235892	11.63%	73,685
2009	8.227523	11.856601	44.11%	80,231
2008	11.599384	8.227523	-29.07%	59,540
2007	11.397886	11.599384	1.77%	71,766
2006	10.446260	11.397886	9.11%	54,423
2005*	10.000000	10.446260	4.46%	21,560
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.194556	17.712598	16.57%	91,578
2011	15.805002	15.194556	-3.86%	103,089
2010	13.877669	15.805002	13.89%	82,099
2009	10.967290	13.877669	26.54%	52,693
2008	17.708621	10.967290	-38.07%	63,977
2007	18.432802	17.708621	-3.93%	161,165
2006	16.168555	18.432802	14.00%	77,358
2005	15.766205	16.168555	2.55%	10,602
2004	13.649814	15.766205	15.50%	4,422
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.646121	8.812490	15.25%	44,120
2011	8.773136	7.646121	-12.85%	39,823
2010	7.707297	8.773136	13.83%	23,536
2009	5.107601	7.707297	50.90%	9,768
2008*	10.000000	5.107601	-48.92%	392
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.219979	10.130566	9.88%	177,226
2011	9.661405	9.219979	-4.57%	191,016
2010	7.926029	9.661405	21.89%	180,008
2009	6.120582	7.926029	29.50%	351,229
2008*	10.000000	6.120582	-38.79%	416,126

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.483576	9.720625	14.58%	24,961
2011	9.185337	8.483576	-7.64%	28,217
2010	8.099592	9.185337	13.40%	8,951
2009	6.355008	8.099592	27.45%	1,261
2008*	10.000000	6.355008	-36.45%	1,541
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.919751	10.867888	9.56%	1,761,402
2011	10.192308	9.919751	-2.67%	1,652,574
2010	9.357952	10.192308	8.92%	1,281,625
2009	7.916818	9.357952	18.20%	555,434
2008*	10.000000	7.916818	-20.83%	189,543
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.307046	10.433676	12.11%	4,590,081
2011	9.771043	9.307046	-4.75%	4,373,640
2010	8.812871	9.771043	10.87%	3,424,302
2009	7.194892	8.812871	22.49%	1,772,856
2008*	10.000000	7.194892	-28.05%	401,397
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.655439	11.299466	6.04%	581,937
2011	10.650655	10.655439	0.04%	390,630
2010	10.108923	10.650655	5.36%	201,830
2009	9.066730	10.108923	11.49%	65,762
2008*	10.000000	9.066730	-9.33%	18,514
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.618214	10.661747	10.85%	4,617,769
2011	9.982416	9.618214	-3.65%	4,120,174
2010	9.085842	9.982416	9.87%	2,847,250
2009	7.552592	9.085842	20.30%	1,186,579
2008*	10.000000	7.552592	-24.47%	98,966
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.968194	10.137244	13.04%	415,573
2011	9.536164	8.968194	-5.96%	411,966
2010	8.531026	9.536164	11.78%	406,146
2009	6.831944	8.531026	24.87%	213,212
2008*	10.000000	6.831944	-31.68%	94,689
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.192902	11.064882	8.55%	1,121,795
2011	10.360114	10.192902	-1.61%	889,513
2010	9.631751	10.360114	7.56%	610,794
2009	8.296674	9.631751	16.09%	222,707
2008*	10.000000	8.296674	-17.03%	51,433

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.630010	12.331110	6.03%	138,080
2011	11.096503	11.630010	4.81%	115,858
2010	10.534320	11.096503	5.34%	114,461
2009	9.833651	10.534320	7.13%	184,462
2008*	10.000000	9.833651	-1.66%	5,159
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.611065	13.325910	5.67%	48,413
2011	12.054199	12.611065	4.62%	42,238
2010	11.302080	12.054199	6.65%	9,710
2009	9.839470	11.302080	14.86%	4,029
2008*	10.000000	9.839470	-1.61%	3,243
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
2010	33.348434	38.133539	14.35%	0
2009	20.727818	33.348434	60.89%	0
2008	49.945207	20.727818	-58.50%	0
2007	34.872641	49.945207	43.22%	0
2006	25.931436	34.872641	34.48%	0
2005	19.863252	25.931436	30.55%	0
2004	16.718312	19.863252	18.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.333484	19.991577	15.34%	27,905
2011	22.698293	17.333484	-23.64%	27,962
2010	19.854163	22.698293	14.33%	21,574
2009	12.340426	19.854163	60.89%	19,376
2008	29.688313	12.340426	-58.43%	11,554
2007	20.692063	29.688313	43.48%	16,518
2006	15.359531	20.692063	34.72%	11,830
2005	11.751298	15.359531	30.70%	4,318
2004*	10.000000	11.751298	17.51%	1,836
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.271782	13.492384	1.66%	304,043
2011	12.542901	13.271782	5.81%	307,794
2010	12.134304	12.542901	3.37%	383,801
2009	11.978319	12.134304	1.30%	429,573
2008	11.272066	11.978319	6.27%	516,779
2007	10.663790	11.272066	5.70%	416,386
2006	10.459828	10.663790	1.95%	228,873
2005	10.267502	10.459828	1.87%	116,269
2004	10.079205	10.267502	1.87%	7,882

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.899010	7.841921	13.67%	54,926
2011	7.770266	6.899010	-11.21%	54,620
2010	6.970197	7.770266	11.48%	38,931
2009	5.458108	6.970197	27.70%	17,260
2008*	10.000000	5.458108	-45.42%	3,795
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.606187	8.869766	16.61%	7,340
2011	8.846856	7.606187	-14.02%	7,578
2010	8.350063	8.846856	5.95%	7,718
2009	6.581420	8.350063	26.87%	9,232
2008	11.723228	6.581420	-43.86%	8,658
2007	10.864484	11.723228	7.90%	10,088
2006*	10.000000	10.864484	8.64%	5,783
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.637218	19.022168	14.34%	158,899
2011	17.554574	16.637218	-5.23%	151,614
2010	15.523723	17.554574	13.08%	148,499
2009	12.370643	15.523723	25.49%	137,790
2008	19.855704	12.370643	-37.70%	147,316
2007	18.997011	19.855704	4.52%	187,500
2006	16.476890	18.997011	15.29%	169,276
2005	15.474378	16.476890	6.48%	109,820
2004	13.756567	15.474378	12.49%	78,542
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	548,615
2011	12.496296	12.437013	-0.47%	451,633
2010	11.535143	12.496296	8.33%	328,876
2009*	10.000000	11.535143	15.35%	136,062
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	1,333,646
2011	13.366494	13.063036	-2.27%	1,111,827
2010	12.094311	13.366494	10.52%	474,738
2009*	10.000000	12.094311	20.94%	208,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.045914	13.535441	3.75%	522,349
2011	12.847503	13.045914	1.54%	395,110
2010	12.298583	12.847503	4.46%	325,933
2009	11.428645	12.298583	7.61%	254,549
2008	12.327518	11.428645	-7.29%	168,319
2007	11.858987	12.327518	3.95%	56,440
2006	11.322875	11.858987	4.73%	58,131
2005	11.110005	11.322875	1.92%	39,030
2004	10.761380	11.110005	3.24%	19,430

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	15.129256	16.538178	9.31%	2,702,508
2011	15.342067	15.129256	-1.39%	2,930,808
2010	14.021652	15.342067	9.42%	2,733,141
2009	11.930560	14.021652	17.53%	2,695,956
2008	15.746448	11.930560	-24.23%	2,517,756
2007	15.108073	15.746448	4.23%	2,458,867
2006	13.752881	15.108073	9.85%	1,690,460
2005	13.233347	13.752881	3.93%	934,636
2004	12.246598	13.233347	8.06%	368,333
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	16.142395	18.115146	12.22%	1,307,279
2011	16.718384	16.142395	-3.45%	1,307,392
2010	15.019417	16.718384	11.31%	1,353,244
2009	12.239448	15.019417	22.71%	1,425,451
2008	18.083882	12.239448	-32.32%	1,389,017
2007	17.270506	18.083882	4.71%	1,390,185
2006	15.283830	17.270506	13.00%	1,229,473
2005	14.469114	15.283830	5.63%	508,229
2004	13.084763	14.469114	10.58%	196,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.263081	15.201313	6.58%	954,678
2011	14.165686	14.263081	0.69%	988,770
2010	13.232525	14.165686	7.05%	1,036,718
2009	11.708659	13.232525	13.01%	1,021,443
2008	13.970722	11.708659	-16.19%	951,360
2007	13.379019	13.970722	4.42%	896,594
2006	12.508072	13.379019	6.96%	596,207
2005	12.134419	12.508072	3.08%	397,444
2004	11.478708	12.134419	5.71%	181,150
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.304699	15.542499	16.82%	295,612
2011	13.831503	13.304699	-3.81%	360,787
2010	12.920287	13.831503	7.05%	397,776
2009*	10.000000	12.920287	29.20%	475
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	21.089310	24.439049	15.88%	28,454
2011	21.935436	21.089310	-3.86%	26,010
2010	17.618923	21.935436	24.50%	15,044
2009	13.059815	17.618923	34.91%	13,265
2008	20.836514	13.059815	-37.32%	13,578
2007	19.638607	20.836514	6.10%	18,378
2006	18.115151	19.638607	8.41%	12,870
2005	16.380448	18.115151	10.59%	3,719
2004	14.347431	16.380448	14.17%	1,739

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.311101	10.171524	-1.35%	788,653
2011	10.451806	10.311101	-1.35%	702,979
2010	10.594821	10.451806	-1.35%	412,241
2009	10.735302	10.594821	-1.31%	317,375
2008	10.663223	10.735302	0.68%	467,859
2007	10.315557	10.663223	3.37%	197,813
2006	10.003163	10.315557	3.12%	134,819
2005	9.876176	10.003163	1.29%	75,802
2004	9.930753	9.876176	-0.55%	5,174
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	14.066138	15.575561	10.73%	154,646
2011	13.508710	14.066138	4.13%	144,103
2010	12.382528	13.508710	9.09%	91,068
2009	10.091608	12.382528	22.70%	51,582
2008	12.368402	10.091608	-18.41%	36,282
2007	11.984317	12.368402	3.20%	46,835
2006	11.587251	11.984317	3.43%	61,882
2005	11.494784	11.587251	0.80%	45,631
2004	10.937420	11.494784	5.10%	7,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.156839	9.295303	13.96%	199,995
2011	9.148676	8.156839	-10.84%	210,137
2010	8.148819	9.148676	12.27%	194,524
2009	6.068969	8.148819	34.27%	330,106
2008*	10.000000	6.068969	-39.31%	339,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.784645	14.761709	15.46%	0
2011	15.504115	12.784645	-17.54%	0
2010	14.841309	15.504115	4.47%	0
2009	11.616530	14.841309	27.76%	0
2008	22.002251	11.616530	-47.20%	0
2007	21.716813	22.002251	1.31%	0
2006	17.984275	21.716813	20.75%	0
2005	16.307636	17.984275	10.28%	0
2004	13.775679	16.307636	18.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	9.004702	10.388209	15.36%	90,911
2011	10.918301	9.004702	-17.53%	99,685
2010	10.455896	10.918301	4.42%	79,728
2009	8.185065	10.455896	27.74%	83,918
2008	15.495012	8.185065	-47.18%	195,804
2007	15.295515	15.495012	1.30%	204,325
2006	12.666214	15.295515	20.76%	87,810
2005	11.483870	12.666214	10.30%	21,980
2004*	10.000000	11.483870	14.84%	5,466

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.737966	10.010976	14.57%	143,414
2011	9.153164	8.737966	-4.54%	154,664
2010	8.043060	9.153164	13.80%	146,412
2009	6.303040	8.043060	27.61%	208,132
2008*	10.000000	6.303040	-36.97%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.147953	9.451663	16.00%	51,821
2011	8.795065	8.147953	-7.36%	48,390
2010	7.907475	8.795065	11.22%	35,597
2009	6.291166	7.907475	25.69%	19,403
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.133713	10.329616	13.09%	183,727
2011	9.689752	9.133713	-5.74%	206,407
2010	7.766574	9.689752	24.76%	194,481
2009	6.213418	7.766574	25.00%	254,574
2008*	10.000000	6.213418	-37.87%	140,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.802270	11.250215	14.77%	132,290
2011	10.172277	9.802270	-3.64%	144,552
2010	8.619231	10.172277	18.02%	131,806
2009	6.696728	8.619231	28.71%	200,097
2008*	10.000000	6.696728	-33.03%	252,659
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.329288	15.986134	11.56%	12,410
2011	14.651154	14.329288	-2.20%	12,114
2010	11.871272	14.651154	23.42%	6,867
2009	9.461478	11.871272	25.47%	5,223
2008	17.939682	9.461478	-47.26%	5,668
2007	16.608641	17.939682	8.01%	4,138
2006	16.347294	16.608641	1.60%	4,301
2005	15.380584	16.347294	6.29%	5,751
2004	13.776862	15.380584	11.64%	3,886
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	20.003825	23.739961	18.68%	4,981
2011	21.446564	20.003825	-6.73%	7,914
2010	17.189098	21.446564	24.77%	6,955
2009	13.844194	17.189098	24.16%	6,667
2008	20.729703	13.844194	-33.22%	7,109
2007	22.652544	20.729703	-8.49%	8,210
2006	19.609138	22.652544	15.52%	4,731
2005	19.338845	19.609138	1.40%	4,784
2004	16.755579	19.338845	15.42%	7,999

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.471320	22.132590	13.67%	45,582
2011	20.953182	19.471320	-7.07%	57,504
2010	16.994550	20.953182	23.29%	54,318
2009	12.814972	16.994550	32.61%	58,698
2008	21.073152	12.814972	-39.19%	91,430
2007	20.965911	21.073152	0.51%	93,088
2006	19.017136	20.965911	10.25%	67,511
2005	17.210305	19.017136	10.50%	36,509
2004	14.686966	17.210305	17.18%	3,061
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.106368	15.842417	12.31%	114,360
2011	14.245139	14.106368	-0.97%	122,861
2010	12.753523	14.245139	11.70%	123,496
2009	10.296592	12.753523	23.86%	222,495
2008	17.876306	10.296592	-42.40%	273,637
2007	16.796453	17.876306	6.43%	212,855
2006	15.013691	16.796453	11.87%	74,570
2005	14.217659	15.013691	5.60%	1,952
2004	13.157764	14.217659	8.06%	166
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.638248	10.989318	14.02%	79,929
2011	9.204832	9.638248	4.71%	93,071
2010	7.187353	9.204832	28.07%	98,651
2009	5.582333	7.187353	28.75%	115,861
2008*	10.000000	5.582333	-44.18%	17,756
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.512764	10.735896	2.12%	74,218
2011	10.519687	10.512764	-0.07%	62,570
2010	10.411702	10.519687	1.04%	60,044
2009	9.853625	10.411702	5.66%	57,504
2008*	10.000000	9.853625	-1.46%	3,093
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.707206	13.808265	17.95%	219,625
2011	13.551092	11.707206	-13.61%	215,500
2010	12.916734	13.551092	4.91%	177,126
2009*	10.000000	12.916734	29.17%	256,804
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.539596	12.318299	16.88%	0
2011	12.186424	10.539596	-13.51%	0
2010	10.124193	12.186424	20.37%	0
2009	7.629652	10.124193	32.70%	0
2008	14.439624	7.629652	-47.16%	7,190
2007	14.182606	14.439624	1.81%	186,266
2006	11.644955	14.182606	21.79%	75,054
2005*	10.000000	11.644955	16.45%	4,389

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.450412	10.783742	3.19%	158,638
2011	10.562516	10.450412	-1.06%	155,944
2010	10.169582	10.562516	3.86%	134,937
2009	9.096457	10.169582	11.80%	179,950
2008	10.651306	9.096457	-14.60%	335,759
2007	10.306104	10.651306	3.35%	287,858
2006	10.025491	10.306104	2.80%	96,334
2005	10.017727	10.025491	0.08%	5,768
2004	10.076302	10.017727	-0.58%	2,568
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	13.040634	13.998956	7.35%	0
2011	13.360411	13.040634	-2.39%	475
2010	11.322617	13.360411	18.00%	498
2009	9.350047	11.322617	21.10%	2,000
2008	15.659615	9.350047	-40.29%	839
2007	15.793777	15.659615	-0.85%	654
2006	15.210473	15.793777	3.83%	1,595
2005	14.983876	15.210473	1.51%	1,527
2004	13.576436	14.983876	10.37%	280
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.439281	16.902608	9.48%	4,736
2011	16.147547	15.439281	-4.39%	9,038
2010	13.323313	16.147547	21.20%	9,657
2009	10.276191	13.323313	29.65%	12,716
2008	17.202042	10.276191	-40.26%	13,739
2007	16.204973	17.202042	6.15%	263,673
2006	14.446550	16.204973	12.17%	98,983
2005	13.703983	14.446550	5.42%	10,049
2004	12.263001	13.703983	11.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.110531	15.643348	19.32%	94,230
2011	14.523005	13.110531	-9.73%	106,800
2010	12.727467	14.523005	14.11%	99,269
2009	9.256424	12.727467	37.50%	105,021
2008	15.729765	9.256424	-41.15%	117,993
2007	15.035283	15.729765	4.62%	132,987
2006	12.981744	15.035283	15.82%	129,577
2005	11.538075	12.981744	12.51%	88,124
2004*	10.000000	11.538075	15.38%	22,298

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
2010	19.611735	22.385268	14.14%	0
2009	14.265857	19.611735	37.47%	0
2008	24.235994	14.265857	-41.14%	0
2007	23.161016	24.235994	4.64%	0
2006	20.003702	23.161016	15.78%	0
2005	17.777160	20.003702	12.52%	0
2004	15.158662	17.777160	17.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.150851	1.51%	16,614
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.736275	16.951357	15.03%	157,575
2011	14.984651	14.736275	-1.66%	173,161
2010	13.114176	14.984651	14.26%	168,184
2009	10.386137	13.114176	26.27%	242,768
2008	17.154604	10.386137	-39.46%	266,544
2007	16.697442	17.154604	2.74%	227,794
2006	14.748650	16.697442	13.21%	116,589
2005	14.138262	14.748650	4.32%	35,079
2004	13.130858	14.138262	7.67%	13,014
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.457250	23.746363	16.08%	28,234
2011	21.242850	20.457250	-3.70%	29,305
2010	17.498787	21.242850	21.40%	25,957
2009	12.958732	17.498787	35.03%	20,493
2008	21.188998	12.958732	-38.84%	85,870
2007	21.783803	21.188998	-2.73%	62,990
2006	19.258207	21.783803	13.11%	35,983
2005	17.792456	19.258207	8.24%	13,176
2004	15.133349	17.792456	17.57%	4,234
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.620910	6.21%	33,478
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.540903	13.018453	3.81%	25,954
2011	11.725233	12.540903	6.96%	25,772
2010	10.867188	11.725233	7.90%	12,303
2009*	10.000000	10.867188	8.67%	117
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.318862	11.807707	4.32%	309,281
2011	11.358857	11.318862	-0.35%	281,116
2010	10.946630	11.358857	3.77%	176,817
2009*	10.000000	10.946630	9.47%	125,722

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.000665	10.802571	8.02%	178,193
2011*	10.000000	10.000665	0.01%	156,072
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.207076	14.346395	17.53%	699
2011	12.976061	12.207076	-5.93%	1,070
2010	11.500066	12.976061	12.83%	1,133
2009	8.980258	11.500066	28.06%	1,119
2008	14.849750	8.980258	-39.53%	1,346
2007	16.021634	14.849750	-7.31%	2,203
2006	14.010980	16.021634	14.35%	3,091
2005	13.496539	14.010980	3.81%	3,022
2004	12.313029	13.496539	9.61%	1,803
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
2010	14.734348	15.992894	8.54%	0
2009	11.983921	14.734348	22.95%	0
2008	21.674378	11.983921	-44.71%	0
2007	20.276123	21.674378	6.90%	0
2006	16.092143	20.276123	26.00%	0
2005	14.538385	16.092143	10.69%	0
2004	12.683202	14.538385	14.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.327908	15.018224	12.68%	646
2011	16.445268	13.327908	-18.96%	648
2010	13.800010	16.445268	19.17%	650
2009	8.535155	13.800010	61.68%	0
2008	13.740535	8.535155	-37.88%	0
2007	13.200866	13.740535	4.09%	0
2006	12.691194	13.200866	4.02%	0
2005	12.171471	12.691194	4.27%	0
2004	11.476841	12.171471	3.61%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.478993	14.833985	29.23%	15,194
2011	10.541009	11.478993	8.90%	9,255
2010*	10.000000	10.541009	5.41%	3,356

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.807386	12.718376	7.72%	23,311
2011	11.354982	11.807386	3.98%	23,945
2010	10.771586	11.354982	5.42%	28,135
2009	9.982568	10.771586	7.90%	30,064
2008	11.300746	9.982568	-11.66%	224,061
2007	10.888066	11.300746	3.79%	255,426
2006	10.657168	10.888066	2.17%	93,434
2005	10.393726	10.657168	2.53%	27,327
2004	10.123619	10.393726	2.67%	18,451
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
2010	18.700436	20.245173	8.26%	0
2009	14.569082	18.700436	28.36%	0
2008	17.370623	14.569082	-16.13%	0
2007	16.551235	17.370623	4.95%	0
2006	15.141320	16.551235	9.31%	0
2005	13.686939	15.141320	10.63%	0
2004	12.603873	13.686939	8.59%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.732728	-2.67%	21,768
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.636684	-3.63%	18,511
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.603220	14.456610	14.71%	6,528
2011	13.711462	12.603220	-8.08%	6,968
2010	12.371761	13.711462	10.83%	6,434
2009	9.870074	12.371761	25.35%	6,656
2008	16.103049	9.870074	-38.71%	7,237
2007	14.847020	16.103049	8.46%	8,547
2006	13.238465	14.847020	12.15%	8,591
2005	12.339824	13.238465	7.28%	2,394
2004	11.406170	12.339824	8.19%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.610488	12.946262	11.50%	0
2011	11.052262	11.610488	5.05%	0
2010	9.889189	11.052262	11.76%	0
2009	8.682625	9.889189	13.90%	0
2008	12.416555	8.682625	-30.07%	0
2007	11.698785	12.416555	6.14%	0
2006	10.574712	11.698785	10.63%	0
2005	10.209829	10.574712	3.57%	0
2004*	10.000000	10.209829	2.10%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.751783	13.956597	18.76%	0
2011	12.611077	11.751783	-6.81%	0
2010*	10.000000	12.611077	26.11%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.560948	16.558629	6.41%	29,266
2011	16.533472	15.560948	-5.88%	27,025
2010	13.220174	16.533472	25.06%	19,304
2009	8.779302	13.220174	50.58%	895
2008	15.193159	8.779302	-42.22%	0
2007	13.533175	15.193159	12.27%	0
2006	11.175165	13.533175	21.10%	0
2005	10.662071	11.175165	4.81%	0
2004*	10.000000	10.662071	6.62%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.642968	14.278939	4.66%	0
2011	12.767814	13.642968	6.85%	0
2010	12.091370	12.767814	5.59%	0
2009	10.944161	12.091370	10.48%	0
2008	10.834898	10.944161	1.01%	0
2007	10.343582	10.834898	4.75%	0
2006	10.099309	10.343582	2.42%	0
2005	10.046508	10.099309	0.53%	0
2004*	10.000000	10.046508	0.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.900874	17.225318	15.60%	236
2011	14.247159	14.900874	4.59%	1,794
2010	12.809821	14.247159	11.22%	1,663
2009	10.795030	12.809821	18.66%	1,846
2008	18.461268	10.795030	-41.53%	9,208
2007	17.856937	18.461268	3.38%	20,899
2006	15.480541	17.856937	15.35%	31,060
2005	15.009864	15.480541	3.14%	31,076
2004	13.687020	15.009864	9.66%	33,612
2003*	10.000000	13.687020	36.87%	2,736
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.628604	24.095626	16.81%	1,639
2011	22.894965	20.628604	-9.90%	2,641
2010	18.342594	22.894965	24.82%	748
2009	13.040332	18.342594	40.66%	0
2008	20.584087	13.040332	-36.65%	0
2007	20.563843	20.584087	0.10%	1,549
2006	18.261561	20.563843	12.61%	33
2005	17.368350	18.261561	5.14%	33
2004	14.793193	17.368350	17.41%	34
2003*	10.000000	14.793193	47.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.147362	1.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.167698	15.000600	5.88%	17,229
2011	12.858112	14.167698	10.18%	35,093
2010	12.405588	12.858112	3.65%	42,853
2009	11.415645	12.405588	8.67%	57,154
2008	11.764634	11.415645	-2.97%	49,558
2007	10.897925	11.764634	7.95%	71,338
2006	10.879541	10.897925	0.17%	78,301
2005	10.863822	10.879541	0.14%	82,198
2004	10.413001	10.863822	4.33%	27,385
2003*	10.000000	10.413001	4.13%	11,150
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.821372	16.726120	12.85%	1,310
2011	14.613877	14.821372	1.42%	1,689
2010	13.017014	14.613877	12.27%	1,918
2009	11.209491	13.017014	16.12%	1,918
2008	17.417966	11.209491	-35.64%	3,127
2007	17.743553	17.417966	-1.83%	1,030
2006	15.404684	17.743553	15.18%	2,491
2005	14.947564	15.404684	3.06%	1,151
2004	13.466442	14.947564	11.00%	1,289
2003*	10.000000	13.466442	34.66%	227

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.958477	15.995919	14.60%	8,285
2011	14.276613	13.958477	-2.23%	8,823
2010	12.169785	14.276613	17.31%	11,490
2009	9.508752	12.169785	27.99%	12,713
2008	12.774928	9.508752	-25.57%	16,986
2007	13.279416	12.774928	-3.80%	40,026
2006	11.201786	13.279416	18.55%	33,753
2005*	10.000000	11.201786	12.02%	2,775
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.405078	13.450045	8.42%	58,173
2011	13.056117	12.405078	-4.99%	60,882
2010	12.063857	13.056117	8.23%	17,121
2009*	10.000000	12.063857	20.64%	8,628
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.982459	17.097628	14.12%	13,106
2011	15.109725	14.982459	-0.84%	15,086
2010	12.178690	15.109725	24.07%	24,923
2009	9.879210	12.178690	23.28%	27,871
2008	14.503198	9.879210	-31.88%	28,669
2007	14.807242	14.503198	-2.05%	15,576
2006	13.125399	14.807242	12.81%	15,950
2005	12.413331	13.125399	5.74%	3,697
2004	10.329023	12.413331	20.18%	3,249
2003	7.603070	10.329023	35.85%	1,639
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.237582	17.348611	13.85%	25,712
2011	15.207074	15.237582	0.20%	34,394
2010	13.465411	15.207074	12.93%	64,023
2009	10.834719	13.465411	24.28%	73,205
2008	17.531735	10.834719	-38.20%	147,607
2007	16.936638	17.531735	3.51%	42,551
2006	14.909312	16.936638	13.60%	15,796
2005	14.478475	14.909312	2.98%	13,288
2004	13.306493	14.478475	8.81%	11,330
2003*	10.000000	13.306493	33.06%	323
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.487382	17.904014	8.59%	4,713
2011	15.377130	16.487382	7.22%	8,458
2010	13.555906	15.377130	13.43%	5,039
2009	11.248056	13.555906	20.52%	3,371
2008	16.232610	11.248056	-30.71%	3,133
2007	15.408556	16.232610	5.35%	3,221
2006	13.447233	15.408556	14.59%	8,847
2005	13.098276	13.447233	2.66%	9,139
2004	12.676249	13.098276	3.33%	8,222
2003*	10.000000	12.676249	26.76%	214

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.668047	13.832750	18.55%	504
2011	13.769189	11.668047	-15.26%	521
2010	10.674896	13.769189	28.99%	421
2009	8.608565	10.674896	24.00%	0
2008	14.030554	8.608565	-38.64%	1,513
2007	16.040210	14.030554	-12.53%	5,732
2006	15.714074	16.040210	2.08%	10,598
2005	15.097688	15.714074	4.08%	10,598
2004	13.788981	15.097688	9.49%	10,598
2003*	10.000000	13.788981	37.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.626497	14.782407	8.48%	0
2011	14.625268	13.626497	-6.83%	1,621
2010	13.125467	14.625268	11.43%	1,621
2009	11.752741	13.125467	11.68%	1,622
2008	16.947745	11.752741	-30.65%	1,622
2007	15.678084	16.947745	8.10%	2,083
2006	13.732760	15.678084	14.17%	2,083
2005	13.695033	13.732760	0.28%	2,346
2004	12.967508	13.695033	5.61%	2,348
2003*	10.000000	12.967508	29.68%	473
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.811898	13.825382	7.91%	3,390
2011	12.739747	12.811898	0.57%	9,248
2010	11.932364	12.739747	6.77%	8,868
2009	10.071721	11.932364	18.47%	11,714
2008	11.049264	10.071721	-8.85%	11,137
2007	10.659108	11.049264	3.66%	21,986
2006	10.402291	10.659108	2.47%	22,096
2005	10.446467	10.402291	-0.42%	15,529
2004	10.254363	10.446467	1.87%	10,860
2003*	10.000000	10.254363	2.54%	326
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.137701	13.353585	10.02%	47,146
2011	12.362512	12.137701	-1.82%	47,220
2010	11.140329	12.362512	10.97%	11,393
2009	9.115000	11.140329	22.22%	11,434
2008	12.353759	9.115000	-26.22%	11,645
2007	11.556756	12.353759	6.90%	11,752
2006	10.695724	11.556756	8.05%	8,786
2005*	10.000000	10.695724	6.96%	479

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.112700	13.503728	11.48%	14,800
2011	12.438770	12.112700	-2.62%	9,947
2010	11.034212	12.438770	12.73%	9,538
2009	8.705603	11.034212	26.75%	6,589
2008	13.139021	8.705603	-33.74%	6,599
2007	12.118680	13.139021	8.42%	3,477
2006	11.002430	12.118680	10.15%	3,481
2005*	10.000000	11.002430	10.02%	12,109
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.801584	13.402528	13.57%	842
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	956
2009	8.333860	10.779212	29.34%	278
2008	13.670760	8.333860	-39.04%	0
2007	12.482803	13.670760	9.52%	0
2006	11.210612	12.482803	11.35%	0
2005*	10.000000	11.210612	12.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.881541	16.400030	3.26%	3,938
2011	16.990007	15.881541	-6.52%	5,491
2010	14.460817	16.990007	17.49%	5,558
2009	9.938215	14.460817	45.51%	11,939
2008	22.106855	9.938215	-55.04%	11,057
2007	15.395506	22.106855	43.59%	13,153
2006	13.388857	15.395506	14.99%	13,281
2005*	10.000000	13.388857	33.89%	4,342
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	15.018702	17.333480	15.41%	9,392
2011	15.132410	15.018702	-0.75%	15,754
2010	13.354933	15.132410	13.31%	13,628
2009	10.428218	13.354933	28.07%	12,951
2008	18.494533	10.428218	-43.61%	12,782
2007	18.522872	18.494533	-0.15%	24,541
2006	15.663521	18.522872	18.25%	21,579
2005	15.047094	15.663521	4.10%	17,772
2004	13.719547	15.047094	9.68%	10,867
2003*	10.000000	13.719547	37.20%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.183404	17.126502	12.80%	3,343
2011	15.403556	15.183404	-1.43%	8,604
2010	12.612505	15.403556	22.13%	5,463
2009	9.996152	12.612505	26.17%	5,746
2008	19.240959	9.996152	-48.05%	2,397
2007	15.407887	19.240959	24.88%	4,793
2006	14.662392	15.407887	5.08%	9,917
2005	14.094424	14.662392	4.03%	9,721
2004	13.861724	14.094424	1.68%	9,186
2003*	10.000000	13.861724	38.62%	192
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.603837	14.164557	4.12%	228,164
2011	12.889647	13.603837	5.54%	252,213
2010	12.155176	12.889647	6.04%	225,504
2009	10.676221	12.155176	13.85%	244,551
2008	11.216062	10.676221	-4.81%	264,628
2007	10.929789	11.216062	2.62%	335,761
2006	10.644254	10.929789	2.68%	170,000
2005	10.594241	10.644254	0.47%	58,690
2004	10.312578	10.594241	2.73%	20,466
2003*	10.000000	10.312578	3.13%	5,962
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.651653	26.715741	12.96%	19,096
2011	26.907004	23.651653	-12.10%	28,849
2010	21.224553	26.907004	26.77%	42,176
2009	15.402902	21.224553	37.80%	40,490
2008	25.867043	15.402902	-40.45%	42,425
2007	22.747258	25.867043	13.71%	75,122
2006	20.523782	22.747258	10.83%	74,915
2005	17.636821	20.523782	16.37%	60,674
2004	14.349148	17.636821	22.91%	12,727
2003*	10.000000	14.349148	43.49%	184
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.191358	19.217434	18.69%	152
2011	19.865603	16.191358	-18.50%	152
2010	17.856604	19.865603	11.25%	0
2009	14.348047	17.856604	24.45%	47
2008	25.967400	14.348047	-44.75%	91
2007	22.500984	25.967400	15.41%	91
2006	19.375962	22.500984	16.13%	92
2005	16.543030	19.375962	17.12%	92
2004	14.806560	16.543030	11.73%	92
2003*	10.000000	14.806560	48.07%	44

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.789640	12.813783	18.76%	1,461
2011	13.246052	10.789640	-18.54%	4,499
2010	11.906851	13.246052	11.25%	18,226
2009	9.568871	11.906851	24.43%	17,908
2008	17.313521	9.568871	-44.73%	21,002
2007	15.001417	17.313521	15.41%	21,796
2006	12.913528	15.001417	16.17%	18,568
2005	11.029257	12.913528	17.08%	5,603
2004*	10.000000	11.029257	10.29%	5,621
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.668231	23.387917	25.28%	1,805
2011	20.813890	18.668231	-10.31%	2,397
2010	16.708512	20.813890	24.57%	2,394
2009	10.783003	16.708512	54.95%	2,687
2008	22.450321	10.783003	-51.97%	1,782
2007	21.595759	22.450321	3.96%	1,792
2006	18.879295	21.595759	14.39%	1,806
2005	18.692960	18.879295	1.00%	1,799
2004	16.653600	18.692960	12.25%	531
2003*	10.000000	16.653600	66.54%	244
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.822160	13.131082	11.07%	76,055
2011	11.710454	11.822160	0.95%	89,110
2010	10.540823	11.710454	11.10%	88,690
2009	7.884068	10.540823	33.70%	94,781
2008	11.367190	7.884068	-30.64%	137,440
2007	11.112000	11.367190	2.30%	123,405
2006*	10.000000	11.112000	11.12%	38,350
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.865312	18.617738	10.39%	19,565
2011	16.136270	16.865312	4.52%	22,203
2010	13.564864	16.136270	18.96%	14,295
2009	11.724024	13.564864	15.70%	19,408
2008	16.310914	11.724024	-28.12%	17,413
2007	17.000729	16.310914	-4.06%	32,677
2006	14.720795	17.000729	15.49%	41,763
2005	14.434646	14.720795	1.98%	35,373
2004	13.188961	14.434646	9.44%	29,409
2003*	10.000000	13.188961	31.89%	1,396

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.131763	24.666418	16.73%	35,886
2011	22.268576	21.131763	-5.11%	44,134
2010	17.613557	22.268576	26.43%	28,351
2009	13.831043	17.613557	27.35%	43,766
2008	20.942246	13.831043	-33.96%	8,677
2007	21.759128	20.942246	-3.75%	17,062
2006	18.863905	21.759128	15.35%	19,707
2005	17.588961	18.863905	7.25%	4,948
2004	14.415457	17.588961	22.01%	1,962
2003*	10.000000	14.415457	44.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	3,106
2008*	10.000000	6.593718	-34.06%	3,106
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.532445	17.329374	11.57%	7,040
2011	18.721815	15.532445	-17.04%	7,032
2010	16.157646	18.721815	15.87%	5,561
2009	9.492317	16.157646	70.22%	6,140
2008	20.341744	9.492317	-53.34%	5,222
2007	16.031468	20.341744	26.89%	5,616
2006	12.685336	16.031468	26.38%	6,328
2005*	10.000000	12.685336	26.85%	4,969
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.836353	20.792547	16.57%	188
2011	20.241864	17.836353	-11.88%	303
2010	18.937097	20.241864	6.89%	115
2009	14.014601	18.937097	35.12%	115
2008	23.840090	14.014601	-41.21%	572
2007	20.943158	23.840090	13.83%	3,452
2006	17.489069	20.943158	19.75%	5,002
2005	16.099536	17.489069	8.63%	5,076
2004	13.775628	16.099536	16.87%	5,076
2003*	10.000000	13.775628	37.76%	73

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.760944	14.884804	16.64%	4,797
2011	14.489121	12.760944	-11.93%	5,005
2010	13.555164	14.489121	6.89%	9,119
2009	10.020323	13.555164	35.28%	9,590
2008	17.049528	10.020323	-41.23%	110,324
2007	14.979195	17.049528	13.82%	78,327
2006	12.507070	14.979195	19.77%	55,344
2005	11.517158	12.507070	8.60%	7,343
2004*	10.000000	11.517158	15.17%	4,251
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.114520	18.281373	13.45%	24,572
2011	16.479573	16.114520	-2.22%	28,676
2010	14.612309	16.479573	12.78%	26,380
2009	12.486483	14.612309	17.03%	28,705
2008	11.923696	12.486483	4.72%	40,495
2007	10.892205	11.923696	9.47%	31,549
2006	9.789202	10.892205	11.27%	23,058
2005*	10.000000	9.789202	-2.11%	2,732
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.216034	2.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.993253	10.111592	12.44%	0
2011	10.312029	8.993253	-12.79%	0
2010*	10.000000	10.312029	3.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.639190	-3.61%	1,897
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.733711	-2.66%	2,440
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.621612	13.655847	17.50%	6,714
2011	12.701575	11.621612	-8.50%	9,721
2010	11.853499	12.701575	7.15%	11,797
2009*	10.000000	11.853499	18.53%	2,534

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.807899	8.08%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.061249	0.61%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.909810	18.902474	11.78%	2,167
2011	16.920141	16.909810	-0.06%	156
2010	15.871579	16.920141	6.61%	156
2009	12.817794	15.871579	23.82%	209
2008	15.487109	12.817794	-17.24%	464
2007	14.242953	15.487109	8.74%	144
2006	13.082126	14.242953	8.87%	145
2005	12.323285	13.082126	6.16%	146
2004	11.541117	12.323285	6.78%	147
2003*	10.000000	11.541117	15.41%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.482366	10.358718	22.12%	15,889
2011	9.244280	8.482366	-8.24%	18,758
2010	8.804961	9.244280	4.99%	18,404
2009	6.115769	8.804961	43.97%	15,623
2008	11.138031	6.115769	-45.09%	9,762
2007	8.268002	11.138031	34.71%	4,094
2006	7.684530	8.268002	7.59%	5,928
2005	6.923914	7.684530	10.99%	5,788
2004	5.952624	6.923914	16.32%	2,123
2003	5.021131	5.952624	18.55%	1,106
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.585625	5.387065	17.48%	1,582
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	10.973363	12.245458	11.59%	13,379
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
2008	16.044555	7.557080	-52.90%	0
2007	12.711828	16.044555	26.22%	0
2006	8.792060	12.711828	44.58%	0
2005	6.757977	8.792060	30.10%	81
2004	5.774793	6.757977	17.03%	81
2003	4.353358	5.774793	32.65%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.071418	17.339036	15.05%	301
2011	15.228619	15.071418	-1.03%	2,700
2010	13.771288	15.228619	10.58%	2,972
2009	10.041155	13.771288	37.15%	3,115
2008	16.159875	10.041155	-37.86%	3,720
2007	14.762979	16.159875	9.46%	5,586
2006	13.952853	14.762979	5.81%	5,799
2005	13.576552	13.952853	2.77%	5,719
2004	12.634137	13.576552	7.46%	4,996
2003*	10.000000	12.634137	26.34%	225
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.943327	19.358837	14.26%	127,279
2011	17.263936	16.943327	-1.86%	146,160
2010	15.743119	17.263936	9.66%	87,955
2009	13.039191	15.743119	20.74%	99,111
2008	19.662660	13.039191	-33.69%	14,291
2007	18.535799	19.662660	6.08%	38,886
2006	15.599446	18.535799	18.82%	36,733
2005	14.859361	15.599446	4.98%	9,328
2004	13.124558	14.859361	13.22%	2,811
2003*	10.000000	13.124558	31.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.404132	11.892421	14.30%	19,997
2011	10.742489	10.404132	-3.15%	17,431
2010*	10.000000	10.742489	7.42%	1,881
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.073858	10.179404	12.18%	58,968
2011*	10.000000	9.073858	-9.26%	58,968
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.745157	15.510016	12.84%	19,177
2011	13.872436	13.745157	-0.92%	33,363
2010	12.434021	13.872436	11.57%	111,334
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.136363	11.564862	14.09%	781,939
2011	10.185355	10.136363	-0.48%	805,607
2010	9.221689	10.185355	10.45%	809,346
2009	7.578222	9.221689	21.69%	809,523
2008	10.944829	7.578222	-30.76%	811,906
2007	10.458763	10.944829	4.65%	459,464
2006*	10.000000	10.458763	4.59%	97,830

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.349117	11.745615	3.49%	116,902
2011	10.886683	11.349117	4.25%	71,329
2010	10.417221	10.886683	4.51%	91,362
2009	9.420556	10.417221	10.58%	85,559
2008	10.600857	9.420556	-11.13%	107,943
2007	10.440837	10.600857	1.53%	72,089
2006*	10.000000	10.440837	4.41%	54,200
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.040218	12.085782	20.37%	31,237
2011	11.227749	10.040218	-10.58%	33,362
2010	10.230924	11.227749	9.74%	48,538
2009	7.327629	10.230924	39.62%	46,788
2008	12.111276	7.327629	-39.50%	50,162
2007	10.741225	12.111276	12.76%	47,120
2006*	10.000000	10.741225	7.41%	39,532
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.338308	10.809513	15.75%	30,100
2011	9.936478	9.338308	-6.02%	35,831
2010	8.526248	9.936478	16.54%	85,649
2009	6.230855	8.526248	36.84%	85,803
2008	11.327974	6.230855	-45.00%	94,773
2007	10.267965	11.327974	10.32%	103,375
2006*	10.000000	10.267965	2.68%	92,800
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.134094	9.388388	15.42%	115,100
2011	8.437999	8.134094	-3.60%	55,437
2010	7.711392	8.437999	9.42%	67,408
2009	5.984290	7.711392	28.86%	56,253
2008	9.799507	5.984290	-38.93%	56,482
2007*	10.000000	9.799507	-2.00%	7,418
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.941511	19.135299	12.95%	0
2011	16.549674	16.941511	2.37%	0
2010	14.833325	16.549674	11.57%	0
2009	10.304084	14.833325	43.96%	0
2008	14.512438	10.304084	-29.00%	0
2007	14.272235	14.512438	1.68%	2,730
2006	13.086687	14.272235	9.06%	2,876
2005	12.963415	13.086687	0.95%	6,899
2004	11.941737	12.963415	8.56%	10,296
2003*	10.000000	11.941737	19.42%	1,365

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.509026	15.278506	13.10%	26,779
2011	13.197926	13.509026	2.36%	27,126
2010	11.828576	13.197926	11.58%	14,689
2009	8.212227	11.828576	44.04%	13,387
2008	11.583704	8.212227	-29.11%	16,351
2007	11.388285	11.583704	1.72%	29,295
2006	10.442736	11.388285	9.05%	29,139
2005*	10.000000	10.442736	4.43%	5,407
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.126390	17.624183	16.51%	30,207
2011	15.742066	15.126390	-3.91%	39,170
2010	13.829387	15.742066	13.83%	30,878
2009	10.934663	13.829387	26.47%	15,898
2008	17.664922	10.934663	-38.10%	39,410
2007	18.396690	17.664922	-3.98%	105,932
2006	16.145038	18.396690	13.95%	84,136
2005	15.751236	16.145038	2.50%	9,158
2004	13.643766	15.751236	15.45%	4,983
2003*	10.000000	13.643766	36.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.631891	8.791616	15.20%	1,196
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,584
2009	5.105865	7.700756	50.82%	0
2008*	10.000000	5.105865	-48.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.202863	10.106623	9.82%	161,333
2011	9.648356	9.202863	-4.62%	183,087
2010	7.919325	9.648356	21.83%	115,277
2009	6.118502	7.919325	29.43%	192,705
2008*	10.000000	6.118502	-38.81%	239,046
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.901343	10.842213	9.50%	85,141
2011	10.178550	9.901343	-2.72%	63,974
2010	9.350064	10.178550	8.86%	39,771
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.289782	10.409028	12.05%	41,086
2011	9.757848	9.289782	-4.80%	48,540
2010	8.805424	9.757848	10.82%	33,754
2009	7.192456	8.805424	22.43%	6,921
2008*	10.000000	7.192456	-28.08%	13,974
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.635656	11.272747	5.99%	177,445
2011	10.636271	10.635656	-0.01%	52,696
2010	10.100382	10.636271	5.31%	48,600
2009	9.063670	10.100382	11.44%	7,824
2008*	10.000000	9.063670	-9.36%	7,691
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.600365	10.636554	10.79%	362,594
2011	9.968937	9.600365	-3.70%	412,746
2010	9.078170	9.968937	9.81%	188,339
2009	7.550034	9.078170	20.24%	14,766
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.951550	10.113294	12.98%	66,849
2011	9.523283	8.951550	-6.00%	68,095
2010	8.523825	9.523283	11.73%	68,838
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.174002	11.038758	8.50%	79,496
2011	10.346130	10.174002	-1.66%	82,434
2010	9.623621	10.346130	7.51%	76,834
2009	8.293877	9.623621	16.03%	20,887
2008*	10.000000	8.293877	-17.06%	19,364
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.608425	12.301968	5.97%	131,341
2011	11.081510	11.608425	4.75%	130,984
2010	10.525422	11.081510	5.28%	75,409
2009	9.830331	10.525422	7.07%	150,085
2008*	10.000000	9.830331	-1.70%	34,408
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	3,309
2010	11.292531	12.037904	6.60%	3,723
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.987850	33.437184	15.35%	0
2011	37.981565	28.987850	-23.68%	0
2010	33.232350	37.981565	14.29%	0
2009	20.666141	33.232350	60.81%	0
2008	49.821966	20.666141	-58.52%	0
2007	34.804302	49.821966	43.15%	0
2006	25.893704	34.804302	34.41%	0
2005	19.844365	25.893704	30.48%	28
2004	16.710884	19.844365	18.75%	28
2003*	10.000000	16.710884	67.11%	136
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.266302	19.903979	15.28%	3,539
2011	22.621774	17.266302	-23.67%	3,998
2010	19.797260	22.621774	14.27%	10,887
2009	12.311287	19.797260	60.81%	12,044
2008	29.633297	12.311287	-58.45%	13,969
2007	20.664232	29.633297	43.40%	23,168
2006	15.346624	20.664232	34.65%	25,117
2005	11.747354	15.346624	30.64%	8,451
2004*	10.000000	11.747354	17.47%	3,719
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	21.631021	21.979394	1.61%	118,367
2011	20.453394	21.631021	5.76%	118,075
2010	19.797125	20.453394	3.31%	84,999
2009	19.552553	19.797125	1.25%	125,389
2008	18.409051	19.552553	6.21%	148,799
2007	17.424520	18.409051	5.65%	351,209
2006	17.099900	17.424520	1.90%	286,979
2005	16.793946	17.099900	1.82%	162,113
2004	16.494330	16.793946	1.82%	1,540
2003	16.400486	16.494330	0.57%	465
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.886208	7.823390	13.61%	5,360
2011	7.759774	6.886208	-11.26%	5,418
2010	6.964308	7.759774	11.42%	6,575
2009	5.456262	6.964308	27.64%	9,599
2008*	10.000000	5.456262	-45.44%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.584319	8.839774	16.55%	24,299
2011	8.825898	7.584319	-14.07%	23,520
2010	8.334511	8.825898	5.90%	33,637
2009	6.572504	8.334511	26.81%	44,901
2008	11.713296	6.572504	-43.89%	51,036
2007	10.860812	11.713296	7.85%	1,121
2006*	10.000000	10.860812	8.61%	386

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.878109	14.716704	14.28%	173,387
2011	13.595059	12.878109	-5.27%	174,996
2010	12.028363	13.595059	13.03%	185,907
2009	9.590102	12.028363	25.42%	169,747
2008	15.400568	9.590102	-37.73%	66,719
2007	14.742058	15.400568	4.47%	54,437
2006	12.792856	14.742058	15.24%	67,390
2005	12.020568	12.792856	6.42%	53,190
2004	10.691584	12.020568	12.43%	18,535
2003	8.222834	10.691584	30.02%	6,019
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.420224	13.395360	7.85%	38,031
2011	12.485749	12.420224	-0.52%	6,730
2010	11.531239	12.485749	8.28%	9,229
2009*	10.000000	11.531239	15.31%	6,973
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.045391	14.437980	10.67%	18,030
2011	13.355194	13.045391	-2.32%	13,128
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.742431	13.213856	3.70%	165,231
2011	12.554982	12.742431	1.49%	162,692
2010	12.024651	12.554982	4.41%	121,245
2009	11.179749	12.024651	7.56%	160,894
2008	12.065159	11.179749	-7.34%	154,737
2007	11.612509	12.065159	3.90%	190,891
2006	11.093142	11.612509	4.68%	233,622
2005	10.890089	11.093142	1.86%	103,190
2004	10.553714	10.890089	3.19%	63,480
2003	9.919273	10.553714	6.40%	11,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.138332	14.354555	9.26%	2,608,929
2011	13.329878	13.138332	-1.44%	3,136,940
2010	12.188811	13.329878	9.36%	1,355,588
2009	10.376310	12.188811	17.47%	1,257,770
2008	13.702051	10.376310	-24.27%	1,395,763
2007	13.153254	13.702051	4.17%	1,595,331
2006	11.979453	13.153254	9.80%	1,537,673
2005	11.532734	11.979453	3.87%	575,157
2004	10.678199	11.532734	8.00%	337,330
2003	9.020903	10.678199	18.37%	106,065

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.155324	14.755526	12.16%	546,602
2011	13.631623	13.155324	-3.49%	724,596
2010	12.252537	13.631623	11.26%	856,837
2009	9.989754	12.252537	22.65%	807,970
2008	14.767442	9.989754	-32.35%	754,518
2007	14.110426	14.767442	4.66%	878,305
2006	12.493570	14.110426	12.94%	765,408
2005	11.833566	12.493570	5.58%	314,621
2004	10.706793	11.833566	10.52%	139,058
2003	8.574196	10.706793	24.87%	7,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.203082	14.064436	6.52%	513,597
2011	13.119542	13.203082	0.64%	413,350
2010	12.261505	13.119542	7.00%	369,645
2009	10.854964	12.261505	12.96%	394,682
2008	12.958668	10.854964	-16.23%	390,390
2007	12.416152	12.958668	4.37%	414,900
2006	11.613758	12.416152	6.91%	409,841
2005	11.272511	11.613758	3.03%	249,274
2004	10.668780	11.272511	5.66%	122,293
2003	9.516564	10.668780	12.11%	86,493
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.286735	15.513617	16.76%	33,820
2011	13.819814	13.286735	-3.86%	42,643
2010	12.915914	13.819814	7.00%	105,919
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.456423	19.060601	15.82%	9,606
2011	17.125332	16.456423	-3.91%	9,752
2010	13.762331	17.125332	24.44%	11,589
2009	10.206339	13.762331	34.84%	30,411
2008	16.292154	10.206339	-37.35%	34,374
2007	15.363340	16.292154	6.05%	22,900
2006	14.178717	15.363340	8.35%	26,687
2005	12.827455	14.178717	10.53%	4,254
2004	11.241109	12.827455	14.11%	1,223
2003	8.466716	11.241109	32.77%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	13.483293	13.294018	-1.40%	732,842
2011	13.674202	13.483293	-1.40%	954,541
2010	13.868334	13.674202	-1.40%	708,766
2009	14.059346	13.868334	-1.36%	477,006
2008	13.972032	14.059346	0.62%	308,811
2007	13.523375	13.972032	3.32%	142,670
2006	13.120467	13.523375	3.07%	216,833
2005	12.960454	13.120467	1.23%	85,127
2004	13.038682	12.960454	-0.60%	2,144
2003	13.141597	13.038682	-0.78%	390
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.982935	17.689046	10.67%	15,384
2011	15.357303	15.982935	4.07%	17,402
2010	14.084147	15.357303	9.04%	12,044
2009	11.484237	14.084147	22.64%	14,807
2008	14.082354	11.484237	-18.45%	15,771
2007	13.652006	14.082354	3.15%	22,690
2006	13.206364	13.652006	3.37%	23,944
2005	13.107595	13.206364	0.75%	33,351
2004	12.478382	13.107595	5.04%	2,377
2003	11.287848	12.478382	10.55%	1,050
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.141657	9.273285	13.90%	155,928
2011	9.136293	8.141657	-10.89%	172,607
2010	8.141910	9.136293	12.21%	111,486
2009	6.066908	8.141910	34.20%	173,369
2008*	10.000000	6.066908	-39.33%	179,840
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.728587	14.689523	15.41%	0
2011	15.443969	12.728587	-17.58%	0
2010	14.791221	15.443969	4.41%	0
2009	11.583201	14.791221	27.70%	0
2008	21.950272	11.583201	-47.23%	0
2007	21.676563	21.950272	1.26%	0
2006	17.960019	21.676563	20.69%	0
2005	16.293867	17.960019	10.23%	0
2004	13.771025	16.293867	18.32%	0
2003*	10.000000	13.771025	37.71%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.969792	10.342686	15.31%	14,216
2011	10.881486	8.969792	-17.57%	20,000
2010	10.425931	10.881486	4.37%	26,786
2009	8.165743	10.425931	27.68%	27,190
2008	15.466297	8.165743	-47.20%	88,684
2007	15.274950	15.466297	1.25%	138,728
2006	12.655579	15.274950	20.70%	99,736
2005	11.480025	12.655579	10.24%	49,670
2004*	10.000000	11.480025	14.80%	13,576
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.721738	9.987316	14.51%	71,523
2011	9.140787	8.721738	-4.58%	80,511
2010	8.036260	9.140787	13.74%	60,897
2009	6.300902	8.036260	27.54%	108,553
2008*	10.000000	6.300902	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.132803	9.429299	15.94%	5,186
2011	8.783164	8.132803	-7.40%	5,208
2010	7.900785	8.783164	11.17%	8,283
2009	6.289031	7.900785	25.63%	9,212
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.116761	10.305201	13.04%	85,672
2011	9.676660	9.116761	-5.79%	99,504
2010	7.760008	9.676660	24.70%	66,249
2009	6.211307	7.760008	24.93%	92,172
2008*	10.000000	6.211307	-37.89%	75,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.784057	11.223612	14.71%	79,137
2011	10.158513	9.784057	-3.69%	85,127
2010	8.611937	10.158513	17.96%	62,665
2009	6.694455	8.611937	28.64%	84,795
2008*	10.000000	6.694455	-33.06%	132,990
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.264979	15.906312	11.51%	460
2011	14.592786	14.264979	-2.25%	529
2010	11.829968	14.592786	23.35%	337
2009	9.433341	11.829968	25.41%	361
2008	17.895428	9.433341	-47.29%	369
2007	16.576105	17.895428	7.96%	299
2006	16.323538	16.576105	1.55%	317
2005	15.365994	16.323538	6.23%	296
2004	13.770755	15.365994	11.58%	668
2003*	10.000000	13.770755	37.71%	631

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.914023	23.621388	18.62%	637
2011	21.361099	19.914023	-6.77%	2,186
2010	17.129290	21.361099	24.71%	2,153
2009	13.803013	17.129290	24.10%	1,983
2008	20.678538	13.803013	-33.25%	3,892
2007	22.608166	20.678538	-8.54%	2,865
2006	19.580621	22.608166	15.46%	395
2005	19.320481	19.580621	1.35%	343
2004	16.748157	19.320481	15.36%	952
2003*	10.000000	16.748157	67.48%	556
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.383929	22.022059	13.61%	439
2011	20.869698	19.383929	-7.12%	618
2010	16.935406	20.869698	23.23%	642
2009	12.776843	16.935406	32.55%	1,107
2008	21.021142	12.776843	-39.22%	16,292
2007	20.924832	21.021142	0.46%	17,104
2006	18.989474	20.924832	10.19%	16,221
2005	17.193948	18.989474	10.44%	8,040
2004	14.680450	17.193948	17.12%	2,813
2003*	10.000000	14.680450	46.80%	50
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	14.043035	15.763273	12.25%	102,253
2011	14.188360	14.043035	-1.02%	121,201
2010	12.709119	14.188360	11.64%	75,881
2009	10.265948	12.709119	23.80%	115,597
2008	17.832190	10.265948	-42.43%	145,823
2007	16.763539	17.832190	6.37%	149,245
2006	14.991843	16.763539	11.82%	97,019
2005	14.204152	14.991843	5.55%	958
2004	13.151931	14.204152	8.00%	0
2003*	10.000000	13.151931	31.52%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.620367	10.963365	13.96%	4,651
2011	9.192402	9.620367	4.66%	2,763
2010	7.181278	9.192402	28.01%	5,515
2009	5.580432	7.181278	28.69%	10,459
2008*	10.000000	5.580432	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.493248	10.710524	2.07%	7,785
2011	10.505471	10.493248	-0.12%	10,705
2010	10.402907	10.505471	0.99%	10,371
2009	9.850295	10.402907	5.61%	9,800
2008*	10.000000	9.850295	-1.50%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.691392	13.782602	17.89%	118,093
2011	13.539657	11.691392	-13.65%	133,226
2010	12.912369	13.539657	4.86%	76,736
2009*	10.000000	12.912369	29.12%	122,405
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.504052	12.270523	16.82%	0
2011	12.151477	10.504052	-13.56%	0
2010	10.100269	12.151477	20.31%	0
2009	7.615482	10.100269	32.63%	0
2008	14.420139	7.615482	-47.19%	7,836
2007	14.170679	14.420139	1.76%	140,251
2006	11.641048	14.170679	21.73%	107,094
2005*	10.000000	11.641048	16.41%	1,152
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	14.711539	15.173059	3.14%	101,491
2011	14.876889	14.711539	-1.11%	104,008
2010	14.330726	14.876889	3.81%	70,373
2009	12.824997	14.330726	11.74%	102,533
2008	15.024784	12.824997	-14.64%	165,601
2007	14.545241	15.024784	3.30%	198,567
2006	14.156362	14.545241	2.75%	121,805
2005	14.152545	14.156362	0.03%	22,901
2004	14.242517	14.152545	-0.63%	14,397
2003	14.102863	14.242517	0.99%	5,294
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.982080	13.929019	7.29%	0
2011	13.307150	12.982080	-2.44%	0
2010	11.283194	13.307150	17.94%	0
2009	9.322225	11.283194	21.04%	104
2008	15.620961	9.322225	-40.32%	104
2007	15.762830	15.620961	-0.90%	3,568
2006	15.188342	15.762830	3.78%	3,588
2005	14.969638	15.188342	1.46%	145
2004	13.570410	14.969638	10.31%	145
2003*	10.000000	13.570410	35.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.371607	16.819961	9.42%	2,951
2011	16.084912	15.371607	-4.43%	7,677
2010	13.278354	16.084912	21.14%	17,986
2009	10.246719	13.278354	29.59%	18,541
2008	17.161420	10.246719	-40.29%	18,138
2007	16.174949	17.161420	6.10%	220,643
2006	14.427067	16.174949	12.12%	152,685
2005	13.692407	14.427067	5.37%	2,810
2004	12.258858	13.692407	11.69%	1,111
2003*	10.000000	12.258858	22.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.059688	15.574776	19.26%	4,826
2011	14.474017	13.059688	-9.77%	5,536
2010	12.690959	14.474017	14.05%	13,216
2009	9.234558	12.690959	37.43%	15,149
2008	15.700597	9.234558	-41.18%	16,466
2007	15.015050	15.700597	4.57%	44,105
2006	12.970830	15.015050	15.76%	48,280
2005	11.534215	12.970830	12.46%	30,423
2004*	10.000000	11.534215	15.34%	3,327
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.109841	23.981738	19.25%	0
2011	22.296056	20.109841	-9.81%	0
2010	19.543483	22.296056	14.08%	0
2009	14.223416	19.543483	37.40%	0
2008	24.176192	14.223416	-41.17%	1,769
2007	23.115649	24.176192	4.59%	6,657
2006	19.974612	23.115649	15.73%	15,814
2005	17.760277	19.974612	12.47%	15,814
2004	15.151944	17.760277	17.21%	15,814
2003*	10.000000	15.151944	51.52%	549
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.149924	1.50%	5,663
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.670146	16.866724	14.97%	102,391
2011	14.924956	14.670146	-1.71%	123,832
2010	13.068554	14.924956	14.21%	78,105
2009	10.355253	13.068554	26.20%	114,723
2008	17.112284	10.355253	-39.49%	131,045
2007	16.664740	17.112284	2.69%	144,574
2006	14.727210	16.664740	13.16%	112,758
2005	14.124841	14.727210	4.26%	11,074
2004	13.125040	14.124841	7.62%	8,449
2003*	10.000000	13.125040	31.25%	2,548
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.365428	23.627774	16.02%	4,629
2011	21.158203	20.365428	-3.75%	4,279
2010	17.437891	21.158203	21.33%	5,678
2009	12.920176	17.437891	34.97%	7,485
2008	21.136700	12.920176	-38.87%	40,850
2007	21.741129	21.136700	-2.78%	46,727
2006	19.230206	21.741129	13.06%	37,597
2005	17.775573	19.230206	8.18%	3,797
2004	15.126640	17.775573	17.51%	2,893
2003*	10.000000	15.126640	51.27%	354

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.617321	6.17%	5,138
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.523974	12.994281	3.76%	2,622
2011	11.715321	12.523974	6.90%	356
2010	10.863506	11.715321	7.84%	2,288
2009*	10.000000	10.863506	8.64%	1,451
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.303572	11.785758	4.27%	79,619
2011	11.349250	11.303572	-0.40%	90,653
2010	10.942921	11.349250	3.71%	65,661
2009*	10.000000	10.942921	9.43%	56,364
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.997303	10.793451	7.96%	44,307
2011*	10.000000	9.997303	-0.03%	41,284
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.153552	14.276235	17.47%	162
2011	12.925709	12.153552	-5.97%	162
2010	11.461248	12.925709	12.78%	166
2009	8.954469	11.461248	27.99%	364
2008	14.814649	8.954469	-39.56%	275
2007	15.991919	14.814649	-7.36%	253
2006	13.992066	15.991919	14.29%	317
2005	13.485135	13.992066	3.76%	370
2004	12.308863	13.485135	9.56%	399
2003*	10.000000	12.308863	23.09%	162
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	13.048071	15.684505	20.21%	0
2011	15.930842	13.048071	-18.10%	0
2010	14.684607	15.930842	8.49%	0
2009	11.949514	14.684607	22.89%	0
2008	21.623130	11.949514	-44.74%	0
2007	20.238481	21.623130	6.84%	0
2006	16.070390	20.238481	25.94%	0
2005	14.526080	16.070390	10.63%	0
2004	12.678909	14.526080	14.57%	2,998
2003*	10.000000	12.678909	26.79%	2,893

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.269480	14.944790	12.63%	2,039
2011	16.381474	13.269480	-19.00%	2,080
2010	13.753442	16.381474	19.11%	1,594
2009	8.510662	13.753442	61.60%	1,072
2008	13.708071	8.510662	-37.91%	133
2007	13.176388	13.708071	4.04%	140
2006	12.674067	13.176388	3.96%	140
2005	12.161196	12.674067	4.22%	141
2004	11.742875	12.161196	3.56%	0
2003*	10.000000	11.742875	17.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.469343	14.813993	29.16%	8,656
2011	10.537474	11.469343	8.84%	4,623
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.755672	12.656237	7.66%	4,852
2011	11.310953	11.755672	3.93%	6,080
2010	10.735258	11.310953	5.36%	7,113
2009	9.953942	10.735258	7.85%	7,909
2008	11.274040	9.953942	-11.71%	143,952
2007	10.867872	11.274040	3.74%	191,738
2006	10.642778	10.867872	2.11%	110,344
2005	10.384934	10.642778	2.48%	12,222
2004	10.120184	10.384934	2.62%	10,327
2003*	10.000000	10.120184	1.20%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.250416	24.697659	16.22%	0
2011	20.163250	21.250416	5.39%	0
2010	18.634210	20.163250	8.21%	0
2009	14.524848	18.634210	28.29%	0
2008	17.326672	14.524848	-16.17%	0
2007	16.517771	17.326672	4.90%	0
2006	15.118343	16.517771	9.26%	0
2005	13.673068	15.118343	10.57%	0
2004	12.597484	13.673068	8.54%	54
2003*	10.000000	12.597484	25.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	38.864131	39.616226	1.94%	252
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.633425	-3.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.549791	14.388006	14.65%	0
2011	13.660267	12.549791	-8.13%	0
2010	12.331809	13.660267	10.77%	0
2009	9.843202	12.331809	25.28%	0
2008	16.067364	9.843202	-38.74%	0
2007	14.821672	16.067364	8.40%	0
2006	13.222556	14.821672	12.09%	0
2005	12.331223	13.222556	7.23%	0
2004	11.403994	12.331223	8.13%	0
2003*	10.000000	11.403994	14.04%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.568617	12.893028	11.45%	0
2011	11.017979	11.568617	5.00%	0
2010	9.863497	11.017979	11.70%	0
2009	8.664461	9.863497	13.84%	0
2008	12.396883	8.664461	-30.11%	0
2007	11.686200	12.396883	6.08%	0
2006	10.568693	11.686200	10.57%	0
2005	10.209185	10.568693	3.52%	0
2004*	10.000000	10.209185	2.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.743097	13.939205	18.70%	746
2011	12.608140	11.743097	-6.86%	949
2010*	10.000000	12.608140	26.08%	1,403
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.504809	16.490517	6.36%	2,120
2011	16.482161	15.504809	-5.93%	2,736
2010	13.185820	16.482161	25.00%	2,611
2009	8.760944	13.185820	50.51%	1,798
2008	15.169114	8.760944	-42.24%	0
2007	13.518641	15.169114	12.21%	0
2006	11.168809	13.518641	21.04%	0
2005	10.661390	11.168809	4.76%	0
2004*	10.000000	10.661390	6.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.593788	14.220235	4.61%	0
2011	12.728231	13.593788	6.80%	0
2010	12.059994	12.728231	5.54%	0
2009	10.921296	12.059994	10.43%	0
2008	10.817743	10.921296	0.96%	0
2007	10.332471	10.817743	4.70%	0
2006	10.093562	10.332471	2.37%	0
2005	10.045868	10.093562	0.47%	0
2004*	10.000000	10.045868	0.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.833939	17.139229	15.54%	0
2011	14.190342	14.833939	4.54%	0
2010	12.765205	14.190342	11.16%	0
2009	10.762890	12.765205	18.60%	0
2008	18.415677	10.762890	-41.56%	0
2007	17.821918	18.415677	3.33%	0
2006	15.457992	17.821918	15.29%	2,740
2005	14.995589	15.457992	3.08%	2,858
2004	13.680938	14.995589	9.61%	2,858
2003*	10.000000	13.680938	36.81%	2,858
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.535933	23.975182	16.75%	0
2011	22.803666	20.535933	-9.94%	0
2010	18.278701	22.803666	24.76%	0
2009	13.001497	18.278701	40.59%	0
2008	20.533228	13.001497	-36.68%	0
2007	20.523508	20.533228	0.05%	0
2006	18.234958	20.523508	12.55%	0
2005	17.351820	18.234958	5.09%	0
2004	14.786619	17.351820	17.35%	0
2003*	10.000000	14.786619	47.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.143927	1.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.103185	14.924704	5.83%	8,742
2011	12.806039	14.103185	10.13%	16,661
2010	12.361615	12.806039	3.60%	18,134
2009	11.380952	12.361615	8.62%	10,699
2008	11.734834	11.380952	-3.02%	10,784
2007	10.875866	11.734834	7.90%	16,696
2006	10.863014	10.875866	0.12%	17,135
2005	10.852808	10.863014	0.09%	20,136
2004	10.407723	10.852808	4.28%	20,138
2003*	10.000000	10.407723	4.08%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.754796	16.642524	12.79%	497
2011	14.555600	14.754796	1.37%	497
2010	12.971677	14.555600	12.21%	511
2009	11.176117	12.971677	16.07%	511
2008	17.374932	11.176117	-35.68%	0
2007	17.708752	17.374932	-1.89%	0
2006	15.382250	17.708752	15.12%	0
2005	14.933343	15.382250	3.01%	0
2004	13.460462	14.933343	10.94%	3,256
2003*	10.000000	13.460462	34.60%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.911354	15.933821	14.54%	606
2011	14.235614	13.911354	-2.28%	633
2010	12.141003	14.235614	17.25%	407
2009	9.491079	12.141003	27.92%	3,321
2008	12.757676	9.491079	-25.60%	3,603
2007	13.268243	12.757676	-3.85%	3,347
2006	11.198017	13.268243	18.49%	1,817
2005*	10.000000	11.198017	11.98%	494
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.388328	13.425066	8.37%	926
2011	13.045088	12.388328	-5.03%	2,389
2010	12.059777	13.045088	8.17%	1,719
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	21.034760	23.992186	14.06%	21,164
2011	21.224177	21.034760	-0.89%	23,965
2010	17.115717	21.224177	24.00%	20,813
2009	13.891109	17.115717	23.21%	18,233
2008	20.403261	13.891109	-31.92%	16,483
2007	20.841632	20.403261	-2.10%	8,457
2006	18.483738	20.841632	12.76%	4,612
2005	17.489811	18.483738	5.68%	4,369
2004	14.560499	17.489811	20.12%	752
2003*	10.000000	14.560499	45.60%	208
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.169143	17.261907	13.80%	49,343
2011	15.146432	15.169143	0.15%	47,385
2010	13.418518	15.146432	12.88%	51,805
2009	10.802470	13.418518	24.22%	43,352
2008	17.488454	10.802470	-38.23%	43,624
2007	16.903452	17.488454	3.46%	27,820
2006	14.887634	16.903452	13.54%	22,423
2005	14.464722	14.887634	2.92%	16,005
2004	13.300594	14.464722	8.75%	9,265
2003*	10.000000	13.300594	33.01%	5,295
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.413325	17.814524	8.54%	1,493
2011	15.315811	16.413325	7.17%	634
2010	13.508689	15.315811	13.38%	687
2009	11.214559	13.508689	20.46%	3,272
2008	16.192496	11.214559	-30.74%	6,548
2007	15.378321	16.192496	5.29%	3,849
2006	13.427643	15.378321	14.53%	5,269
2005	13.085819	13.427643	2.61%	5,457
2004	12.670615	13.085819	3.28%	1,409
2003*	10.000000	12.670615	26.71%	1,409

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	0
2010	10.637713	13.714281	28.92%	0
2009	8.582939	10.637713	23.94%	0
2008	13.995914	8.582939	-38.68%	0
2007	16.008777	13.995914	-12.57%	0
2006	15.691217	16.008777	2.02%	0
2005	15.083336	15.691217	4.03%	0
2004	13.782864	15.083336	9.44%	1,009
2003*	10.000000	13.782864	37.83%	1,009
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.565303	14.708549	8.43%	845
2011	14.566967	13.565303	-6.88%	968
2010	13.079775	14.566967	11.37%	1,100
2009	11.717768	13.079775	11.62%	1,100
2008	16.905907	11.717768	-30.69%	1,017
2007	15.647362	16.905907	8.04%	1,389
2006	13.712783	15.647362	14.11%	1,100
2005	13.682024	13.712783	0.22%	957
2004	12.961759	13.682024	5.56%	957
2003*	10.000000	12.961759	29.62%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.754349	13.756272	7.86%	10,180
2011	12.688935	12.754349	0.52%	11,807
2010	11.890790	12.688935	6.71%	16,111
2009	10.041721	11.890790	18.41%	19,444
2008	11.021944	10.041721	-8.89%	14,128
2007	10.638170	11.021944	3.61%	18,041
2006	10.387117	10.638170	2.42%	18,935
2005	10.436517	10.387117	-0.47%	19,813
2004	10.249802	10.436517	1.82%	8,533
2003*	10.000000	10.249802	2.50%	2,634
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.096740	13.301759	9.96%	0
2011	12.327012	12.096740	-1.87%	673
2010	11.113969	12.327012	10.91%	674
2009	9.098050	11.113969	22.16%	676
2008	12.337060	9.098050	-26.25%	678
2007	11.547024	12.337060	6.84%	2,035
2006	10.692124	11.547024	8.00%	1,735
2005*	10.000000	10.692124	6.92%	223

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.071848	13.451350	11.43%	0
2011	12.403091	12.071848	-2.67%	428
2010	11.008129	12.403091	12.67%	429
2009	8.689427	11.008129	26.68%	430
2008	13.121284	8.689427	-33.78%	432
2007	12.108491	13.121284	8.36%	433
2006	10.998738	12.108491	10.09%	434
2005*	10.000000	10.998738	9.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.761742	13.350497	13.51%	0
2011	12.281934	11.761742	-4.24%	0
2010	10.753714	12.281934	14.21%	0
2009	8.318369	10.753714	29.28%	991
2008	13.652292	8.318369	-39.07%	382
2007	12.472291	13.652292	9.46%	0
2006	11.206846	12.472291	11.29%	0
2005*	10.000000	11.206846	12.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.827951	16.336371	3.21%	1,100
2011	16.941258	15.827951	-6.57%	1,241
2010	14.426632	16.941258	17.43%	1,426
2009	9.919758	14.426632	45.43%	1,471
2008	22.077040	9.919758	-55.07%	3,511
2007	15.382582	22.077040	43.52%	87
2006	13.384377	15.382582	14.93%	87
2005*	10.000000	13.384377	33.84%	221
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.951257	17.246875	15.35%	3,281
2011	15.072089	14.951257	-0.80%	6,670
2010	13.308439	15.072089	13.25%	13,668
2009	10.397189	13.308439	28.00%	13,863
2008	18.448877	10.397189	-43.64%	14,699
2007	18.486577	18.448877	-0.20%	19,914
2006	15.640738	18.486577	18.20%	18,824
2005	15.032805	15.640738	4.04%	16,349
2004	13.713454	15.032805	9.62%	9,319
2003*	10.000000	13.713454	37.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.115161	17.040857	12.74%	517
2011	15.342087	15.115161	-1.48%	853
2010	12.568544	15.342087	22.07%	1,555
2009	9.966373	12.568544	26.11%	1,543
2008	19.193419	9.966373	-48.07%	2,258
2007	15.377648	19.193419	24.81%	2,951
2006	14.641028	15.377648	5.03%	2,784
2005	14.081010	14.641028	3.98%	640
2004	13.855566	14.081010	1.63%	74
2003*	10.000000	13.855566	38.56%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.542748	14.093787	4.07%	74,695
2011	12.838266	13.542748	5.49%	63,705
2010	12.112865	12.838266	5.99%	66,609
2009	10.644442	12.112865	13.80%	70,109
2008	11.188349	10.644442	-4.86%	63,983
2007	10.908344	11.188349	2.57%	61,806
2006	10.628749	10.908344	2.63%	49,245
2005	10.584151	10.628749	0.42%	20,821
2004	10.307985	10.584151	2.68%	2,231
2003*	10.000000	10.307985	3.08%	638
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.545407	26.582214	12.90%	9,224
2011	26.799714	23.545407	-12.14%	9,792
2010	21.150637	26.799714	26.71%	10,008
2009	15.357036	21.150637	37.73%	11,430
2008	25.803141	15.357036	-40.48%	10,740
2007	22.702642	25.803141	13.66%	15,115
2006	20.493894	22.702642	10.78%	17,288
2005	17.620039	20.493894	16.31%	12,885
2004	14.342766	17.620039	22.85%	2,573
2003*	10.000000	14.342766	43.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.118642	19.121406	18.63%	0
2011	19.786424	16.118642	-18.54%	0
2010	17.794434	19.786424	11.19%	0
2009	14.305351	17.794434	24.39%	0
2008	25.903296	14.305351	-44.77%	0
2007	22.456893	25.903296	15.35%	0
2006	19.347779	22.456893	16.07%	0
2005	16.527318	19.347779	17.07%	0
2004	14.799998	16.527318	11.67%	1,537
2003*	10.000000	14.799998	48.00%	348,082

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.747795	12.757603	18.70%	5,172
2011	13.201364	10.747795	-18.59%	4,984
2010	11.872697	13.201364	11.19%	4,506
2009	9.546272	11.872697	24.37%	7,307
2008	17.281415	9.546272	-44.76%	7,328
2007	14.981232	17.281415	15.35%	7,462
2006	12.902681	14.981232	16.11%	6,812
2005	11.025556	12.902681	17.03%	6,794
2004*	10.000000	11.025556	10.26%	1,757
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.584429	23.271084	25.22%	0
2011	20.730949	18.584429	-10.35%	0
2010	16.650354	20.730949	24.51%	300
2009	10.750910	16.650354	54.87%	300
2008	22.394909	10.750910	-51.99%	300
2007	21.553444	22.394909	3.90%	301
2006	18.851828	21.553444	14.33%	301
2005	18.675210	18.851828	0.95%	315
2004	16.646222	18.675210	12.19%	394
2003*	10.000000	16.646222	66.46%	302
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.788201	13.086696	11.02%	28,145
2011	11.682728	11.788201	0.90%	30,826
2010	10.521206	11.682728	11.04%	30,374
2009	7.873384	10.521206	33.63%	37,880
2008	11.357564	7.873384	-30.68%	56,606
2007	11.108263	11.357564	2.24%	88,858
2006*	10.000000	11.108263	11.08%	26,531
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.789596	18.524729	10.33%	16,322
2011	16.071946	16.789596	4.47%	15,512
2010	13.517652	16.071946	18.90%	10,507
2009	11.689142	13.517652	15.64%	16,161
2008	16.270657	11.689142	-28.16%	16,113
2007	16.967418	16.270657	-4.11%	23,891
2006	14.699382	16.967418	15.43%	26,114
2005	14.420927	14.699382	1.93%	23,860
2004	13.183104	14.420927	9.39%	5,961
2003*	10.000000	13.183104	31.83%	2,932

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	21.036851	24.543159	16.67%	3,543
2011	22.179787	21.036851	-5.15%	4,214
2010	17.552218	22.179787	26.36%	6,705
2009	13.789880	17.552218	27.28%	8,052
2008	20.890543	13.789880	-33.99%	5,924
2007	21.716467	20.890543	-3.80%	7,416
2006	18.836445	21.716467	15.29%	10,650
2005	17.572243	18.836445	7.19%	6,407
2004	14.409060	17.572243	21.95%	3,257
2003*	10.000000	14.409060	44.09%	1,639
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.480036	17.262123	11.51%	411
2011	18.668104	15.480036	-17.08%	585
2010	16.119461	18.668104	15.81%	6,144
2009	9.474676	16.119461	70.13%	5,318
2008	20.314283	9.474676	-53.36%	2,754
2007	16.017982	20.314283	26.82%	10,514
2006	12.681079	16.017982	26.31%	10,149
2005*	10.000000	12.681079	26.81%	4,025
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.756276	20.688678	16.51%	0
2011	20.161199	17.756276	-11.93%	0
2010	18.871195	20.161199	6.84%	0
2009	13.972917	18.871195	35.06%	0
2008	23.781263	13.972917	-41.24%	0
2007	20.902132	23.781263	13.77%	0
2006	17.463638	20.902132	19.69%	234
2005	16.084249	17.463638	8.58%	234
2004	13.769523	16.084249	16.81%	234
2003*	10.000000	13.769523	37.70%	234

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.711465	14.819557	16.58%	2,255
2011	14.440258	12.711465	-11.97%	5,553
2010	13.516292	14.440258	6.84%	5,461
2009	9.996652	13.516292	35.21%	9,374
2008	17.017897	9.996652	-41.26%	18,028
2007	14.959026	17.017897	13.76%	15,748
2006	12.496550	14.959026	19.71%	14,873
2005	11.513291	12.496550	8.54%	9,728
2004*	10.000000	11.513291	15.13%	2,768
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.060187	18.210463	13.39%	15,251
2011	16.432319	16.060187	-2.26%	12,060
2010	14.577789	16.432319	12.72%	10,750
2009	12.463310	14.577789	16.97%	10,474
2008	11.907617	12.463310	4.67%	8,993
2007	10.883058	11.907617	9.41%	22,062
2006	9.785907	10.883058	11.21%	13,390
2005*	10.000000	9.785907	-2.14%	8,656
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.212573	2.13%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.987949	10.100500	12.38%	0
2011	10.311170	8.987949	-12.83%	0
2010*	10.000000	10.311170	3.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.635882	-3.64%	2,111
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.730361	-2.70%	954
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.605915	13.630468	17.44%	0
2011	12.690851	11.605915	-8.55%	0
2010	11.849485	12.690851	7.10%	0
2009*	10.000000	11.849485	18.49%	3,494

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.804249	8.04%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.057848	0.58%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.833931	18.808093	11.73%	0
2011	16.852729	16.833931	-0.11%	0
2010	15.816356	16.852729	6.55%	0
2009	12.779676	15.816356	23.76%	0
2008	15.448892	12.779676	-17.28%	0
2007	14.215050	15.448892	8.68%	0
2006	13.063102	14.215050	8.82%	0
2005	12.311583	13.063102	6.10%	0
2004	11.536001	12.311583	6.72%	0
2003*	10.000000	11.536001	15.36%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.698831	21.602964	22.06%	0
2011	19.298361	17.698831	-8.29%	548
2010	18.390556	19.298361	4.94%	2,277
2009	12.780222	18.390556	43.90%	5,379
2008	23.287160	12.780222	-45.12%	642
2007	17.295382	23.287160	34.64%	141
2006	16.082991	17.295382	7.54%	1,475
2005	14.498416	16.082991	10.93%	1,749
2004	12.470909	14.498416	16.26%	1,539
2003*	10.000000	12.470909	24.71%	1,539
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.949989	-0.50%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.263803	30.408888	11.54%	801
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	0
2009	18.804441	33.185346	76.48%	0
2008	39.944347	18.804441	-52.92%	0
2007	31.663379	39.944347	26.15%	0
2006	21.910860	31.663379	44.51%	0
2005	16.850186	21.910860	30.03%	0
2004	14.406047	16.850186	16.97%	0
2003*	10.000000	14.406047	44.06%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	15.003746	17.252412	14.99%	809
2011	15.167911	15.003746	-1.08%	809
2010	13.723333	15.167911	10.53%	809
2009	10.011268	13.723333	37.08%	3,420
2008	16.119965	10.011268	-37.90%	3,798
2007	14.734025	16.119965	9.41%	4,596
2006	13.932529	14.734025	5.75%	4,866
2005	13.563648	13.932529	2.72%	4,471
2004	12.628530	13.563648	7.40%	991
2003*	10.000000	12.628530	26.29%	203
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.867279	19.262147	14.20%	8,868
2011	17.195137	16.867279	-1.91%	8,914
2010	15.688329	17.195137	9.60%	12,396
2009	13.000405	15.688329	20.68%	14,812
2008	19.614133	13.000405	-33.72%	6,289
2007	18.499487	19.614133	6.03%	6,038
2006	15.576752	18.499487	18.76%	6,257
2005	14.845260	15.576752	4.93%	3,791
2004	13.118740	14.845260	13.16%	3,795
2003*	10.000000	13.118740	31.19%	3,039
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.395371	11.876359	14.25%	8,212
2011	10.738866	10.395371	-3.20%	717
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.070803	10.170805	12.13%	0
2011*	10.000000	9.070803	-9.29%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.726600	15.481203	12.78%	2,870
2011	13.860721	13.726600	-0.97%	3,888
2010	12.429821	13.860721	11.51%	4,468
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.107259	11.525811	14.03%	5,996
2011	10.161246	10.107259	-0.53%	9,277
2010	9.204535	10.161246	10.39%	9,771
2009	7.567959	9.204535	21.63%	10,560
2008	10.935557	7.567959	-30.79%	11,254
2007	10.455243	10.935557	4.59%	11,590
2006*	10.000000	10.455243	4.55%	11,844

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.316569	11.705983	3.44%	3,948
2011	10.860962	11.316569	4.19%	6,393
2010	10.397879	10.860962	4.45%	11,871
2009	9.407821	10.397879	10.52%	15,575
2008	10.591896	9.407821	-11.18%	13,527
2007	10.437325	10.591896	1.48%	13,183
2006*	10.000000	10.437325	4.37%	2,355
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.011409	12.044977	20.31%	370
2011	11.201198	10.011409	-10.62%	985
2010	10.211900	11.201198	9.69%	4,507
2009	7.317716	10.211900	39.55%	5,423
2008	12.101040	7.317716	-39.53%	644
2007	10.737612	12.101040	12.70%	456
2006*	10.000000	10.737612	7.38%	2,386
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.311508	10.773015	15.70%	5,535
2011	9.912974	9.311508	-6.07%	7,288
2010	8.510393	9.912974	16.48%	1,067
2009	6.222418	8.510393	36.77%	7,849
2008	11.318398	6.222418	-45.02%	3,800
2007	10.264514	11.318398	10.27%	6,420
2006*	10.000000	10.264514	2.65%	6,200
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	3,908
2008	9.796181	5.979217	-38.96%	2,226
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.865444	19.039681	12.89%	0
2011	16.483706	16.865444	2.32%	0
2010	14.781696	16.483706	11.51%	1,097
2009	10.273423	14.781696	43.88%	1,206
2008	14.476609	10.273423	-29.03%	1,276
2007	14.244264	14.476609	1.63%	1,403
2006	13.067644	14.244264	9.00%	1,454
2005	12.951087	13.067644	0.90%	1,454
2004	11.936431	12.951087	8.50%	3,601
2003*	10.000000	11.936431	19.36%	3,435

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.463468	15.219247	13.04%	6,125
2011	13.160066	13.463468	2.31%	6,535
2010	11.800636	13.160066	11.52%	5,347
2009	8.196988	11.800636	43.96%	8,632
2008	11.568076	8.196988	-29.14%	9,266
2007	11.378717	11.568076	1.66%	13,098
2006	10.439233	11.378717	9.00%	12,614
2005*	10.000000	10.439233	4.39%	11,103
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	15.058442	17.536098	16.45%	4,110
2011	15.679282	15.058442	-3.96%	5,666
2010	13.781228	15.679282	13.77%	7,900
2009	10.902119	13.781228	26.41%	7,391
2008	17.621298	10.902119	-38.13%	9,918
2007	18.360628	17.621298	-4.03%	23,343
2006	16.121537	18.360628	13.89%	21,908
2005	15.736262	16.121537	2.45%	12,221
2004	13.637692	15.736262	15.39%	1,956
2003*	10.000000	13.637692	36.38%	1,732
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0
2008*	10.000000	5.104127	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.185752	10.082697	9.76%	7,409
2011	9.635296	9.185752	-4.67%	7,281
2010	7.912626	9.635296	21.77%	12,523
2009	6.116424	7.912626	29.37%	20,724
2008*	10.000000	6.116424	-38.84%	24,401
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	13,757

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.582525	10.611392	10.74%	1,148
2011	9.955449	9.582525	-3.75%	1,192
2010	9.070489	9.955449	9.76%	1,195
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.155119	11.012655	8.44%	20,851
2011	10.332147	10.155119	-1.71%	20,851
2010	9.615490	10.332147	7.45%	20,851
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.586894	12.272909	5.92%	7,983
2011	11.066542	11.586894	4.70%	7,990
2010	10.516530	11.066542	5.23%	12,776
2009	9.827005	10.516530	7.02%	16,076
2008*	10.000000	9.827005	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.857717	33.270164	15.29%	0
2011	37.830235	28.857717	-23.72%	0
2010	33.116705	37.830235	14.23%	0
2009	20.604665	33.116705	60.72%	0
2008	49.699069	20.604665	-58.54%	0
2007	34.736132	49.699069	43.08%	0
2006	25.856052	34.736132	34.34%	0
2005	19.825524	25.856052	30.42%	0
2004	16.703476	19.825524	18.69%	1,616
2003*	10.000000	16.703476	67.03%	1,616
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.199347	19.816722	15.22%	806
2011	22.545471	17.199347	-23.71%	0
2010	19.740483	22.545471	14.21%	0
2009	12.282213	19.740483	60.72%	593
2008	29.578397	12.282213	-58.48%	156
2007	20.636451	29.578397	43.33%	4,149
2006	15.333741	20.636451	34.58%	4,058
2005	11.743412	15.333741	30.57%	124
2004*	10.000000	11.743412	17.43%	138
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.152898	13.357936	1.56%	16,535
2011	12.443113	13.152898	5.70%	27,755
2010	12.049974	12.443113	3.26%	36,753
2009	11.907146	12.049974	1.20%	49,988
2008	11.216466	11.907146	6.16%	57,038
2007	10.622012	11.216466	5.60%	71,039
2006	10.429398	10.622012	1.85%	57,340
2005	10.247972	10.429398	1.77%	26,417
2004	10.070236	10.247972	1.76%	13,600
2003*	10.000000	10.070236	0.70%	5,682
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.873392	7.804871	13.55%	1,426
2011	7.749265	6.873392	-11.30%	1,543
2010	6.958402	7.749265	11.37%	970
2009	5.454411	6.958402	27.57%	950
2008*	10.000000	5.454411	-45.46%	123
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.562534	8.809907	16.49%	34,207
2011	8.805007	7.562534	-14.11%	44,675
2010	8.319006	8.805007	5.84%	34,185
2009	6.563605	8.319006	26.74%	24,888
2008	11.703384	6.563605	-43.92%	23,647
2007	10.857171	11.703384	7.79%	12,982
2006*	10.000000	10.857171	8.57%	1,718

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.488164	18.832587	14.22%	7,654
2011	17.414916	16.488164	-5.32%	25,875
2010	15.415824	17.414916	12.97%	26,588
2009	12.297130	15.415824	25.36%	29,148
2008	19.757788	12.297130	-37.76%	25,605
2007	18.922615	19.757788	4.41%	28,136
2006	16.428965	18.922615	15.18%	25,492
2005	15.444974	16.428965	6.37%	28,438
2004	13.744350	15.444974	12.37%	9,717
2003*	10.000000	13.744350	37.44%	1,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.928991	13.400502	3.65%	61,324
2011	12.745253	12.928991	1.44%	67,076
2010	12.213068	12.745253	4.36%	72,969
2009	11.360693	12.213068	7.50%	39,452
2008	12.266666	11.360693	-7.39%	50,594
2007	11.812489	12.266666	3.84%	60,235
2006	11.289903	11.812489	4.63%	69,350
2005	11.088873	11.289903	1.81%	50,917
2004	10.751819	11.088873	3.13%	45,823
2003*	10.000000	10.751819	7.52%	19,215
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.993743	16.373400	9.20%	91,737
2011	15.220035	14.993743	-1.49%	122,069
2010	13.924221	15.220035	9.31%	129,205
2009	11.859683	13.924221	17.41%	92,587
2008	15.668811	11.859683	-24.31%	137,485
2007	15.048914	15.668811	4.12%	198,784
2006	13.712890	15.048914	9.74%	214,803
2005	13.208219	13.712890	3.82%	168,938
2004	12.235735	13.208219	7.95%	82,443
2003*	10.000000	12.235735	22.36%	1,720

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.997816	17.934666	12.11%	31,834
2011	16.585416	15.997816	-3.54%	40,603
2010	14.915068	16.585416	11.20%	65,284
2009	12.166737	14.915068	22.59%	113,582
2008	17.994723	12.166737	-32.39%	106,513
2007	17.202882	17.994723	4.60%	138,802
2006	15.239381	17.202882	12.88%	148,790
2005	14.441630	15.239381	5.52%	121,717
2004	13.073147	14.441630	10.47%	96,242
2003*	10.000000	13.073147	30.73%	8,490
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.135314	15.049827	6.47%	79,961
2011	14.052989	14.135314	0.59%	132,428
2010	13.140565	14.052989	6.94%	150,620
2009	11.639091	13.140565	12.90%	154,419
2008	13.901805	11.639091	-16.28%	170,084
2007	13.326598	13.901805	4.32%	474,105
2006	12.471677	13.326598	6.85%	476,509
2005	12.111358	12.471677	2.98%	285,315
2004	11.468511	12.111358	5.61%	110,539
2003*	10.000000	11.468511	14.69%	6,805
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.268797	15.484811	16.70%	14,801
2011	13.808144	13.268797	-3.91%	20,099
2010	12.911549	13.808144	6.94%	34,303
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.900338	24.195457	15.77%	22,222
2011	21.760901	20.900338	-3.95%	20,372
2010	17.496440	21.760901	24.37%	21,675
2009	12.982184	17.496440	34.77%	20,805
2008	20.733734	12.982184	-37.39%	20,337
2007	19.561682	20.733734	5.99%	9,999
2006	18.062463	19.561682	8.30%	5,352
2005	16.349330	18.062463	10.48%	3,483
2004	14.334701	16.349330	14.05%	1,190
2003*	10.000000	14.334701	43.35%	211

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.218325	10.069762	-1.45%	68,389
2011	10.368247	10.218325	-1.45%	99,829
2010	10.520782	10.368247	-1.45%	95,729
2009	10.671098	10.520782	-1.41%	250,929
2008	10.610205	10.671098	0.57%	291,987
2007	10.274739	10.610205	3.26%	233,333
2006	9.973663	10.274739	3.02%	229,253
2005	9.857014	9.973663	1.18%	29,233
2004	9.921541	9.857014	-0.65%	552,030
2003*	10.000000	9.921541	-0.78%	1,576,333
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.940109	15.420314	10.62%	4,248
2011	13.401220	13.940109	4.02%	4,000
2010	12.296451	13.401220	8.98%	5,577
2009	10.031614	12.296451	22.58%	4,847
2008	12.307348	10.031614	-18.49%	4,901
2007	11.937331	12.307348	3.10%	5,208
2006	11.553509	11.937331	3.32%	10,557
2005	11.472906	11.553509	0.70%	8,824
2004	10.927700	11.472906	4.99%	7,600
2003*	10.000000	10.927700	9.28%	7,581
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.126525	9.251361	13.84%	7,337
2011	9.123927	8.126525	-10.93%	7,002
2010	8.135019	9.123927	12.16%	10,784
2009	6.064844	8.135019	34.13%	17,078
2008*	10.000000	6.064844	-39.35%	17,107
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.672773	14.617673	15.35%	0
2011	15.384027	12.672773	-17.62%	0
2010	14.741276	15.384027	4.36%	0
2009	11.549944	14.741276	27.63%	0
2008	21.898391	11.549944	-47.26%	0
2007	21.636358	21.898391	1.21%	0
2006	17.935769	21.636358	20.63%	0
2005	16.280107	17.935769	10.17%	0
2004	13.766371	16.280107	18.26%	0
2003*	10.000000	13.766371	37.66%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.935019	10.297354	15.25%	2,843
2011	10.844793	8.935019	-17.61%	2,989
2010	10.396031	10.844793	4.32%	4,843
2009	8.146461	10.396031	27.61%	8,426
2008	15.437631	8.146461	-47.23%	15,163
2007	15.254414	15.437631	1.20%	25,123
2006	12.644950	15.254414	20.64%	22,814
2005	11.476180	12.644950	10.18%	9,914
2004*	10.000000	11.476180	14.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.705529	9.963682	14.45%	3,991
2011	9.128428	8.705529	-4.63%	4,089
2010	8.029459	9.128428	13.69%	6,328
2009	6.298763	8.029459	27.48%	9,787
2008*	10.000000	6.298763	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.117705	9.407007	15.88%	2,710
2011	8.771301	8.117705	-7.45%	5,248
2010	7.894107	8.771301	11.11%	6,180
2009	6.286901	7.894107	25.56%	8,889
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.099807	10.280814	12.98%	3,994
2011	9.663566	9.099807	-5.83%	3,910
2010	7.753436	9.663566	24.64%	10,258
2009	6.209196	7.753436	24.87%	11,958
2008*	10.000000	6.209196	-37.91%	7,886
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.765885	11.197061	14.65%	4,235
2011	10.144778	9.765885	-3.73%	4,197
2010	8.604649	10.144778	17.90%	6,005
2009	6.692181	8.604649	28.58%	8,441
2008*	10.000000	6.692181	-33.08%	12,375
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.200864	15.826761	11.45%	0
2011	14.534552	14.200864	-2.30%	0
2010	11.788734	14.534552	23.29%	0
2009	9.405240	11.788734	25.34%	0
2008	17.851211	9.405240	-47.31%	0
2007	16.543600	17.851211	7.90%	0
2006	16.299770	16.543600	1.50%	0
2005	15.351382	16.299770	6.18%	0
2004	13.764641	15.351382	11.53%	15
2003*	10.000000	13.764641	37.65%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.824615	23.503387	18.56%	0
2011	21.275952	19.824615	-6.82%	0
2010	17.069645	21.275952	24.64%	3,376
2009	13.761932	17.069645	24.04%	3,548
2008	20.627490	13.761932	-33.28%	3,547
2007	22.563861	20.627490	-8.58%	3,750
2006	19.552135	22.563861	15.40%	3,443
2005	19.302125	19.552135	1.30%	3,367
2004	16.740734	19.302125	15.30%	12
2003*	10.000000	16.740734	67.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.296863	21.912014	13.55%	2,517
2011	20.786489	19.296863	-7.17%	2,689
2010	16.876436	20.786489	23.17%	3,354
2009	12.738817	16.876436	32.48%	7,121
2008	20.969244	12.738817	-39.25%	8,910
2007	20.883817	20.969244	0.41%	12,597
2006	18.961845	20.883817	10.14%	11,526
2005	17.177624	18.961845	10.39%	6,327
2004	14.673942	17.177624	17.06%	205
2003*	10.000000	14.673942	46.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.979930	15.684468	12.19%	5,049
2011	14.131754	13.979930	-1.07%	4,942
2010	12.664839	14.131754	11.58%	11,694
2009	10.235375	12.664839	23.74%	14,771
2008	17.788128	10.235375	-42.46%	15,766
2007	16.730660	17.788128	6.32%	18,245
2006	14.970013	16.730660	11.76%	15,337
2005	14.190647	14.970013	5.49%	2,223
2004	13.146093	14.190647	7.95%	0
2003*	10.000000	13.146093	31.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.602457	10.937391	13.90%	3,046
2011	9.179933	9.602457	4.60%	5,846
2010	7.175168	9.179933	27.94%	6,895
2009	5.578528	7.175168	28.62%	10,543
2008*	10.000000	5.578528	-44.21%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.473767	10.685207	2.02%	5,066
2011	10.491270	10.473767	-0.17%	5,740
2010	10.394113	10.491270	0.93%	6,523
2009	9.846962	10.394113	5.56%	7,764
2008*	10.000000	9.846962	-1.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.675592	13.756990	17.83%	5,054
2011	13.528212	11.675592	-13.69%	4,821
2010	12.908002	13.528212	4.80%	7,728
2009*	10.000000	12.908002	29.08%	11,523
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.468588	12.222898	16.76%	0
2011	12.116584	10.468588	-13.60%	0
2010	10.076372	12.116584	20.25%	0
2009	7.601318	10.076372	32.56%	0
2008	14.400656	7.601318	-47.22%	1,708
2007	14.158762	14.400656	1.71%	15,390
2006	11.637140	14.158762	21.67%	13,063
2005*	10.000000	11.637140	16.37%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.356764	10.676243	3.08%	21,856
2011	10.478459	10.356764	-1.16%	22,935
2010	10.098890	10.478459	3.76%	29,206
2009	9.042389	10.098890	11.68%	28,262
2008	10.598750	9.042389	-14.68%	38,026
2007	10.265712	10.598750	3.24%	52,668
2006	9.996311	10.265712	2.70%	43,320
2005	9.998672	9.996311	-0.02%	13,020
2004	10.067340	9.998672	-0.68%	10,750
2003*	10.000000	10.067340	0.67%	9,581
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.923750	13.859390	7.24%	1,488
2011	13.254073	12.923750	-2.49%	1,604
2010	11.243891	13.254073	17.88%	1,745
2009	9.294470	11.243891	20.97%	1,797
2008	15.582366	9.294470	-40.35%	1,862
2007	15.731913	15.582366	-0.95%	1,916
2006	15.166231	15.731913	3.73%	1,713
2005	14.955415	15.166231	1.41%	3,178
2004	13.564388	14.955415	10.25%	1,417
2003*	10.000000	13.564388	35.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.304169	16.737659	9.37%	2,384
2011	16.022458	15.304169	-4.48%	3,261
2010	13.233495	16.022458	21.08%	3,044
2009	10.217279	13.233495	29.52%	3,100
2008	17.120830	10.217279	-40.32%	3,747
2007	16.144926	17.120830	6.04%	26,864
2006	14.407573	16.144926	12.06%	23,046
2005	13.680826	14.407573	5.31%	6,185
2004	12.254702	13.680826	11.64%	0
2003*	10.000000	12.254702	22.55%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	13.009039	15.506487	19.20%	5,402
2011	14.425184	13.009039	-9.82%	7,447
2010	12.654551	14.425184	13.99%	12,387
2009	9.212742	12.654551	37.36%	18,511
2008	15.671476	9.212742	-41.21%	19,897
2007	14.994840	15.671476	4.51%	40,690
2006	12.959922	14.994840	15.70%	32,073
2005	11.530336	12.959922	12.40%	22,639
2004*	10.000000	11.530336	15.30%	2,228
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	20.019534	23.861911	19.19%	0
2011	22.207171	20.019534	-9.85%	0
2010	19.475436	22.207171	14.03%	0
2009	14.181094	19.475436	37.33%	0
2008	24.116522	14.181094	-41.20%	0
2007	23.070354	24.116522	4.53%	0
2006	19.945565	23.070354	15.67%	0
2005	17.743416	19.945565	12.41%	0
2004	15.145229	17.743416	17.16%	0
2003*	10.000000	15.145229	51.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.148993	1.49%	505
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.604301	16.782483	14.91%	4,819
2011	14.865485	14.604301	-1.76%	6,860
2010	13.023062	14.865485	14.15%	10,766
2009	10.324439	13.023062	26.14%	13,798
2008	17.070052	10.324439	-39.52%	15,446
2007	16.632094	17.070052	2.63%	19,031
2006	14.705781	16.632094	13.10%	19,978
2005	14.111421	14.705781	4.21%	5,058
2004	13.119209	14.111421	7.56%	3,349
2003*	10.000000	13.119209	31.19%	1,900
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.273963	23.509711	15.96%	286
2011	21.073853	20.273963	-3.80%	937
2010	17.377172	21.073853	21.27%	864
2009	12.881721	17.377172	34.90%	2,423
2008	21.084518	12.881721	-38.90%	4,802
2007	21.698510	21.084518	-2.83%	4,458
2006	19.202224	21.698510	13.00%	4,149
2005	17.758675	19.202224	8.13%	2,729
2004	15.119925	17.758675	17.45%	68
2003*	10.000000	15.119925	51.20%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.613732	6.14%	1,134
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.507049	12.970120	3.70%	1,382
2011	11.705408	12.507049	6.85%	1,523
2010	10.859825	11.705408	7.79%	1,368
2009*	10.000000	10.859825	8.60%	112
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.288307	11.763864	4.21%	8,667
2011	11.339656	11.288307	-0.45%	6,893
2010	10.939212	11.339656	3.66%	10,088
2009*	10.000000	10.939212	9.39%	5,768
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.993935	10.784326	7.91%	5,734
2011*	10.000000	9.993935	-0.06%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.100246	14.206399	17.41%	0
2011	12.875530	12.100246	-6.02%	0
2010	11.422541	12.875530	12.72%	0
2009	8.928755	11.422541	27.93%	0
2008	14.779624	8.928755	-39.59%	0
2007	15.962242	14.779624	-7.41%	0
2006	13.973162	15.962242	14.24%	0
2005	13.473727	13.973162	3.71%	0
2004	12.304689	13.473727	9.50%	0
2003*	10.000000	12.304689	23.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.990832	15.607779	20.14%	0
2011	15.869001	12.990832	-18.14%	0
2010	14.635021	15.869001	8.43%	415
2009	11.915221	14.635021	22.83%	415
2008	21.572042	11.915221	-44.77%	416
2007	20.200971	21.572042	6.79%	416
2006	16.048711	20.200971	25.87%	417
2005	14.513815	16.048711	10.58%	417
2004	12.674623	14.513815	14.51%	418
2003*	10.000000	12.674623	26.75%	418

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.211260	14.871670	12.57%	0
2011	16.317878	13.211260	-19.04%	0
2010	13.706991	16.317878	19.05%	0
2009	8.486225	13.706991	61.52%	0
2008	13.675659	8.486225	-37.95%	0
2007	13.151940	13.675659	3.98%	0
2006	12.656952	13.151940	3.91%	0
2005	12.150914	12.656952	4.16%	0
2004	11.738902	12.150914	3.51%	0
2003*	10.000000	11.738902	17.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.459676	14.793998	29.10%	366
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.704079	12.594289	7.61%	2,202
2011	11.267019	11.704079	3.88%	2,776
2010	10.698980	11.267019	5.31%	3,009
2009	9.925335	10.698980	7.79%	2,828
2008	11.247361	9.925335	-11.75%	19,520
2007	10.847690	11.247361	3.68%	29,556
2006	10.628384	10.847690	2.06%	23,857
2005	10.376142	10.628384	2.43%	8,713
2004	10.116754	10.376142	2.56%	0
2003*	10.000000	10.116754	1.17%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.153665	24.572717	16.16%	0
2011	20.081616	21.153665	5.34%	0
2010	18.568174	20.081616	8.15%	0
2009	14.480709	18.568174	28.23%	0
2008	17.282785	14.480709	-16.21%	0
2007	16.484339	17.282785	4.84%	0
2006	15.095375	16.484339	9.20%	1,043
2005	13.659211	15.095375	10.51%	1,043
2004	12.591098	13.659211	8.48%	1,043
2003*	10.000000	12.591098	25.91%	1,043
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.726121	-2.74%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.630168	-3.70%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.496588	14.319731	14.59%	0
2011	13.609237	12.496588	-8.18%	0
2010	12.291982	13.609237	10.72%	0
2009	9.816378	12.291982	25.22%	0
2008	16.031725	9.816378	-38.77%	0
2007	14.796341	16.031725	8.35%	0
2006	13.206630	14.796341	12.04%	0
2005	12.322602	13.206630	7.17%	0
2004	11.401804	12.322602	8.08%	18
2003*	10.000000	11.401804	14.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.526919	12.840037	11.39%	0
2011	10.983821	11.526919	4.94%	0
2010	9.837900	10.983821	11.65%	0
2009	8.646354	9.837900	13.78%	0
2008	12.377257	8.646354	-30.14%	0
2007	11.673645	12.377257	6.03%	0
2006	10.562669	11.673645	10.52%	0
2005	10.208531	10.562669	3.47%	0
2004*	10.000000	10.208531	2.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.734415	13.921829	18.64%	0
2011	12.605202	11.734415	-6.91%	0
2010*	10.000000	12.605202	26.05%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.448940	16.422745	6.30%	3,147
2011	16.431080	15.448940	-5.98%	4,176
2010	13.151610	16.431080	24.94%	0
2009	8.742630	13.151610	50.43%	0
2008	15.145098	8.742630	-42.27%	0
2007	13.504124	15.145098	12.15%	0
2006	11.162457	13.504124	20.98%	0
2005	10.660714	11.162457	4.71%	0
2004*	10.000000	10.660714	6.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.544752	14.161735	4.56%	0
2011	12.688738	13.544752	6.75%	0
2010	12.028678	12.688738	5.49%	0
2009	10.898463	12.028678	10.37%	0
2008	10.800606	10.898463	0.91%	0
2007	10.321363	10.800606	4.64%	0
2006	10.087813	10.321363	2.32%	0
2005	10.045228	10.087813	0.42%	0
2004*	10.000000	10.045228	0.45%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.767331	17.053591	15.48%	183
2011	14.133776	14.767331	4.48%	1,549
2010	12.720770	14.133776	11.11%	1,549
2009	10.730871	12.720770	18.54%	1,917
2008	18.370232	10.730871	-41.59%	1,810
2007	17.787012	18.370232	3.28%	2,583
2006	15.435528	17.787012	15.23%	3,712
2005	14.981350	15.435528	3.03%	4,761
2004	13.674879	14.981350	9.55%	5,839
2003*	10.000000	13.674879	36.75%	4,889
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.443677	23.855345	16.69%	3,376
2011	22.712719	20.443677	-9.99%	4,266
2010	18.215035	22.712719	24.69%	2,031
2009	12.962794	18.215035	40.52%	1,962
2008	20.482521	12.962794	-36.71%	1,891
2007	20.483276	20.482521	0.00%	1,646
2006	18.208430	20.483276	12.49%	1,646
2005	17.335345	18.208430	5.04%	1,646
2004	14.780072	17.335345	17.29%	1,647
2003*	10.000000	14.780072	47.80%	780
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.038950	14.849176	5.77%	28,087
2011	12.754152	14.038950	10.07%	25,116
2010	12.317775	12.754152	3.54%	21,210
2009	11.346347	12.317775	8.56%	9,954
2008	11.705089	11.346347	-3.06%	8,228
2007	10.853838	11.705089	7.84%	8,965
2006	10.846500	10.853838	0.07%	10,575
2005	10.841796	10.846500	0.04%	9,960
2004	10.402441	10.841796	4.22%	4,460
2003*	10.000000	10.402441	4.02%	2,624
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.688516	16.559344	12.74%	0
2011	14.497545	14.688516	1.32%	0
2010	12.926479	14.497545	12.15%	0
2009	11.142832	12.926479	16.01%	229
2008	17.332005	11.142832	-35.71%	231
2007	17.674024	17.332005	-1.94%	231
2006	15.359858	17.674024	15.07%	232
2005	14.919143	15.359858	2.95%	232
2004	13.454487	14.919143	10.89%	233
2003*	10.000000	13.454487	34.54%	233

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.864384	15.871948	14.48%	11,446
2011	14.194745	13.864384	-2.33%	7,676
2010	12.112273	14.194745	17.19%	5,770
2009	9.473428	12.112273	27.86%	1,283
2008	12.740429	9.473428	-25.64%	976
2007	13.257079	12.740429	-3.90%	1,029
2006	11.194253	13.257079	18.43%	989
2005*	10.000000	11.194253	11.94%	1,621
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	57,905
2011	13.034055	12.371587	-5.08%	48,494
2010	12.055694	13.034055	8.12%	19,459
2009*	10.000000	12.055694	20.56%	4,955
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.940231	23.872229	14.00%	2,879
2011	21.139501	20.940231	-0.94%	4,484
2010	17.056081	21.139501	23.94%	4,417
2009	13.849727	17.056081	23.15%	2,581
2008	20.352832	13.849727	-31.95%	2,309
2007	20.800722	20.352832	-2.15%	2,417
2006	18.456803	20.800722	12.70%	2,493
2005	17.473166	18.456803	5.63%	2,414
2004	14.554031	17.473166	20.06%	2,474
2003*	10.000000	14.554031	45.54%	356
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.100981	17.175596	13.74%	6,364
2011	15.086015	15.100981	0.10%	9,139
2010	13.371765	15.086015	12.82%	11,041
2009	10.770291	13.371765	24.15%	11,174
2008	17.445224	10.770291	-38.26%	11,809
2007	16.870274	17.445224	3.41%	17,370
2006	14.865926	16.870274	13.48%	17,656
2005	14.450953	14.865926	2.87%	18,760
2004	13.294674	14.450953	8.70%	130,276
2003*	10.000000	13.294674	32.95%	111,426
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.339629	17.725526	8.48%	7,054
2011	15.254750	16.339629	7.11%	6,372
2010	13.461645	15.254750	13.32%	5,012
2009	11.181181	13.461645	20.40%	3,915
2008	16.152511	11.181181	-30.78%	5,996
2007	15.348178	16.152511	5.24%	6,375
2006	13.408091	15.348178	14.47%	6,376
2005	13.073375	13.408091	2.56%	13,517
2004	12.664983	13.073375	3.22%	10,679
2003*	10.000000	12.664983	26.56%	2,652

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.563432	13.694790	18.43%	0
2011	13.659578	11.563432	-15.35%	0
2010	10.600657	13.659578	28.86%	0
2009	8.557365	10.600657	23.88%	0
2008	13.961310	8.557365	-38.71%	0
2007	15.977355	13.961310	-12.62%	0
2006	15.668356	15.977355	1.97%	0
2005	15.068991	15.668356	3.98%	0
2004	13.776744	15.068991	9.38%	0
2003*	10.000000	13.776744	37.77%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.504340	14.634999	8.37%	1,116
2011	14.508845	13.504340	-6.92%	1,116
2010	13.034189	14.508845	11.31%	1,116
2009	11.682862	13.034189	11.57%	693
2008	16.864129	11.682862	-30.72%	693
2007	15.616649	16.864129	7.99%	903
2006	13.692793	15.616649	14.05%	903
2005	13.668997	13.692793	0.17%	903
2004	12.955995	13.668997	5.50%	903
2003*	10.000000	12.955995	29.56%	903
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.697043	13.687508	7.80%	3,679
2011	12.638312	12.697043	0.46%	8,149
2010	11.849368	12.638312	6.66%	11,463
2009	10.011815	11.849368	18.35%	12,029
2008	10.994700	10.011815	-8.94%	11,773
2007	10.617292	10.994700	3.55%	13,201
2006	10.371973	10.617292	2.37%	11,444
2005	10.426582	10.371973	-0.52%	12,667
2004	10.245244	10.426582	1.77%	12,684
2003*	10.000000	10.245244	2.45%	873
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.055916	13.250120	9.91%	33,936
2011	12.291637	12.055916	-1.92%	37,392
2010	11.087677	12.291637	10.86%	28,220
2009	9.081131	11.087677	22.10%	8,115
2008	12.320382	9.081131	-26.29%	5,523
2007	11.537307	12.320382	6.79%	1,218
2006	10.688536	11.537307	7.94%	1,219
2005*	10.000000	10.688536	6.89%	1,220

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	12.031099	13.399134	11.37%	177,106
2011	12.367484	12.031099	-2.72%	137,978
2010	10.982100	12.367484	12.61%	44,331
2009	8.673279	10.982100	26.62%	27,693
2008	13.103549	8.673279	-33.81%	599
2007	12.098298	13.103549	8.31%	600
2006	10.995042	12.098298	10.03%	600
2005*	10.000000	10.995042	9.95%	601
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.722046	13.298675	13.45%	33,113
2011	12.246674	11.722046	-4.28%	22,266
2010	10.728285	12.246674	14.15%	15,153
2009	8.302910	10.728285	29.21%	0
2008	13.633841	8.302910	-39.10%	0
2007	12.461790	13.633841	9.41%	0
2006	11.203073	12.461790	11.24%	0
2005*	10.000000	11.203073	12.03%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.774479	16.272913	3.16%	14,421
2011	16.892576	15.774479	-6.62%	14,600
2010	14.392471	16.892576	17.37%	11,948
2009	9.901301	14.392471	45.36%	9,698
2008	22.047199	9.901301	-55.09%	7,899
2007	15.369624	22.047199	43.45%	7,759
2006	13.379879	15.369624	14.87%	1,084
2005*	10.000000	13.379879	33.80%	1,508
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.884062	17.160639	15.30%	21,119
2011	15.011946	14.884062	-0.85%	27,189
2010	13.262061	15.011946	13.19%	18,248
2009	10.366212	13.262061	27.94%	18,638
2008	18.403288	10.366212	-43.67%	17,629
2007	18.450310	18.403288	-0.25%	20,399
2006	15.617957	18.450310	18.14%	21,436
2005	15.018503	15.617957	3.99%	22,389
2004	13.707361	15.018503	9.57%	21,421
2003*	10.000000	13.707361	37.07%	4,791

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	15.047317	16.955741	12.68%	9,476
2011	15.280943	15.047317	-1.53%	11,027
2010	12.524797	15.280943	22.01%	10,662
2009	9.936715	12.524797	26.05%	4,350
2008	19.146049	9.936715	-48.10%	5,625
2007	15.347522	19.146049	24.75%	7,772
2006	14.619738	15.347522	4.98%	8,143
2005	14.067646	14.619738	3.92%	8,416
2004	13.849434	14.067646	1.58%	8,104
2003*	10.000000	13.849434	38.49%	629
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.481898	14.023325	4.02%	53,690
2011	12.787043	13.481898	5.43%	49,753
2010	12.070664	12.787043	5.93%	52,831
2009	10.612749	12.070664	13.74%	60,881
2008	11.160695	10.612749	-4.91%	57,969
2007	10.886936	11.160695	2.51%	42,840
2006	10.613244	10.886936	2.58%	20,190
2005	10.574067	10.613244	0.37%	13,536
2004	10.303396	10.574067	2.63%	9,524
2003*	10.000000	10.303396	3.03%	1,494
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.439599	26.449304	12.84%	16,304
2011	26.692806	23.439599	-12.19%	19,199
2010	21.076944	26.692806	26.64%	17,836
2009	15.311304	21.076944	37.66%	7,773
2008	25.739378	15.311304	-40.51%	14,540
2007	22.658101	25.739378	13.60%	17,887
2006	20.464047	22.658101	10.72%	14,950
2005	17.603288	20.464047	16.25%	13,360
2004	14.336397	17.603288	22.79%	12,777
2003*	10.000000	14.336397	43.36%	4,484
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	16.046218	19.025804	18.57%	0
2011	19.707514	16.046218	-18.58%	728
2010	17.732455	19.707514	11.14%	895
2009	14.262765	17.732455	24.33%	920
2008	25.839336	14.262765	-44.80%	920
2007	22.412859	25.839336	15.29%	920
2006	19.319603	22.412859	16.01%	921
2005	16.511591	19.319603	17.01%	921
2004	14.793419	16.511591	11.61%	921
2003*	10.000000	14.793419	47.93%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.706096	12.701650	18.64%	12,222
2011	13.156833	10.706096	-18.63%	11,048
2010	11.838648	13.156833	11.13%	8,827
2009	9.523725	11.838648	24.31%	8,394
2008	17.249366	9.523725	-44.79%	8,337
2007	14.961066	17.249366	15.30%	8,288
2006	12.891829	14.961066	16.05%	8,481
2005	11.021859	12.891829	16.97%	6,523
2004*	10.000000	11.021859	10.22%	2,147
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.500854	23.154657	25.15%	964
2011	20.648197	18.500854	-10.40%	173
2010	16.592308	20.648197	24.44%	57
2009	10.718880	16.592308	54.80%	67
2008	22.339573	10.718880	-52.02%	68
2007	21.511165	22.339573	3.85%	602
2006	18.824378	21.511165	14.27%	766
2005	18.657454	18.824378	0.89%	810
2004	16.638834	18.657454	12.13%	905
2003*	10.000000	16.638834	66.39%	557
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	56,201
2011	11.655097	11.754372	0.85%	56,714
2010	10.501643	11.655097	10.98%	33,750
2009	7.862729	10.501643	33.56%	19,073
2008	11.347958	7.862729	-30.71%	23,245
2007	11.104529	11.347958	2.19%	18,978
2006*	10.000000	11.104529	11.05%	1,725
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.714159	18.432121	10.28%	11,485
2011	16.007845	16.714159	4.41%	14,467
2010	13.470559	16.007845	18.84%	14,403
2009	11.654333	13.470559	15.58%	16,275
2008	16.230465	11.654333	-28.19%	25,145
2007	16.934138	16.230465	-4.16%	29,923
2006	14.677976	16.934138	15.37%	32,876
2005	14.407223	14.677976	1.88%	34,826
2004	13.177260	14.407223	9.33%	28,775
2003*	10.000000	13.177260	31.77%	9,383

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.942325	24.420447	16.61%	8,284
2011	22.091312	20.942325	-5.20%	8,769
2010	17.491065	22.091312	26.30%	7,598
2009	13.748819	17.491065	27.22%	11,423
2008	20.838949	13.748819	-34.02%	689
2007	21.673902	20.838949	-3.85%	1,090
2006	18.809032	21.673902	15.23%	1,679
2005	17.555543	18.809032	7.14%	2,098
2004	14.402664	17.555543	21.89%	1,127
2003*	10.000000	14.402664	44.03%	247
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	4,949
2011	9.181002	8.904117	-3.02%	13,578
2010	8.453884	9.181002	8.60%	13,861
2009	6.589253	8.453884	28.30%	11,844
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.427768	17.195092	11.46%	11,022
2011	18.614494	15.427768	-17.12%	8,078
2010	16.081316	18.614494	15.75%	8,079
2009	9.457058	16.081316	70.05%	8,088
2008	20.286847	9.457058	-53.38%	7,977
2007	16.004509	20.286847	26.76%	7,972
2006	12.676816	16.004509	26.25%	1,146
2005*	10.000000	12.676816	26.77%	159
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.676481	20.585234	16.46%	0
2011	20.080770	17.676481	-11.97%	770
2010	18.805431	20.080770	6.78%	947
2009	13.931292	18.805431	34.99%	973
2008	23.722483	13.931292	-41.27%	973
2007	20.861110	23.722483	13.72%	973
2006	17.438189	20.861110	19.63%	974
2005	16.068940	17.438189	8.52%	974
2004	13.763401	16.068940	16.75%	974
2003*	10.000000	13.763401	37.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.662146	14.754556	16.52%	1,650
2011	14.391525	12.662146	-12.02%	1,799
2010	13.477507	14.391525	6.78%	2,507
2009	9.973038	13.477507	35.14%	3,270
2008	16.986332	9.973038	-41.29%	27,664
2007	14.938890	16.986332	13.71%	14,904
2006	12.486051	14.938890	19.64%	7,419
2005	11.509431	12.486051	8.49%	7,356
2004*	10.000000	11.509431	15.09%	1,552
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	16.005974	18.139767	13.33%	40,574
2011	16.385152	16.005974	-2.31%	26,950
2010	14.543311	16.385152	12.66%	23,099
2009	12.440136	14.543311	16.91%	14,338
2008	11.891510	12.440136	4.61%	13,979
2007	10.873883	11.891510	9.36%	12,429
2006	9.782619	10.873883	11.16%	1,357
2005*	10.000000	9.782619	-2.17%	1,357
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.209122	2.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.982637	10.089386	12.32%	1,400
2011	10.310308	8.982637	-12.88%	1,384
2010*	10.000000	10.310308	3.10%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.014999	13.304255	20.78%	8
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.632563	-3.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	7,349
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.590239	13.605136	17.38%	20,645
2011	12.680130	11.590239	-8.60%	20,210
2010	11.845474	12.680130	7.05%	17,190
2009*	10.000000	11.845474	18.45%	5,646

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.800595	8.01%	1,353
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.054450	0.54%	3,348
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.758290	18.714051	11.67%	1,306
2011	16.785495	16.758290	-0.16%	1,315
2010	15.761251	16.785495	6.50%	1,115
2009	12.741602	15.761251	23.70%	3,704
2008	15.410684	12.741602	-17.32%	3,732
2007	14.187133	15.410684	8.62%	4,393
2006	13.044049	14.187133	8.76%	4,472
2005	12.299857	13.044049	6.05%	4,472
2004	11.530862	12.299857	6.67%	5,242
2003*	10.000000	11.530862	15.31%	3,090
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.619325	21.494993	22.00%	14,180
2011	19.221411	17.619325	-8.33%	14,032
2010	18.326532	19.221411	4.88%	15,803
2009	12.742191	18.326532	43.83%	1,120
2008	23.229688	12.742191	-45.15%	443
2007	17.261496	23.229688	34.58%	448
2006	16.059602	17.261496	7.48%	0
2005	14.484651	16.059602	10.87%	0
2004	12.465371	14.484651	16.20%	0
2003*	10.000000	12.465371	24.65%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.946570	-0.53%	2,218
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.141314	30.256865	11.48%	6,043
2011	40.723440	27.141314	-33.35%	0
2010	33.069771	40.723440	23.14%	0
2009	18.748459	33.069771	76.39%	0
2008	39.845727	18.748459	-52.95%	0
2007	31.601309	39.845727	26.09%	0
2006	21.878975	31.601309	44.44%	0
2005	16.834176	21.878975	29.97%	0
2004	14.399651	16.834176	16.91%	0
2003*	10.000000	14.399651	44.00%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.936298	17.166112	14.93%	4,093
2011	15.107384	14.936298	-1.13%	4,268
2010	13.675509	15.107384	10.47%	4,269
2009	9.981444	13.675509	37.01%	5,644
2008	16.080133	9.981444	-37.93%	6,267
2007	14.705122	16.080133	9.35%	8,420
2006	13.912238	14.705122	5.70%	10,162
2005	13.550739	13.912238	2.67%	9,263
2004	12.622915	13.550739	7.35%	6,505
2003*	10.000000	12.622915	26.23%	3,574
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.791481	19.165838	14.14%	24,465
2011	17.126545	16.791481	-1.96%	27,121
2010	15.633669	17.126545	9.55%	22,327
2009	12.961686	15.633669	20.61%	24,134
2008	19.565668	12.961686	-33.75%	3,252
2007	18.463204	19.565668	5.97%	4,564
2006	15.554069	18.463204	18.70%	5,474
2005	14.831129	15.554069	4.87%	4,682
2004	13.112910	14.831129	13.10%	3,411
2003*	10.000000	13.112910	31.13%	894
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	5,782
2011	10.735263	10.386610	-3.25%	5,371
2010*	10.000000	10.735263	7.35%	3,678
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.067741	10.162203	12.07%	1,988
2011*	10.000000	9.067741	-9.32%	2,056
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.708059	15.452427	12.73%	23,319
2011	13.849007	13.708059	-1.02%	22,091
2010	12.425615	13.849007	11.46%	20,861
2009*	10.000000	12.425615	24.26%	111
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	701,283
2011	10.137186	10.078216	-0.58%	682,451
2010	9.187384	10.137186	10.34%	350,060
2009	7.557697	9.187384	21.56%	150,113
2008	10.926297	7.557697	-30.83%	65,272
2007	10.451726	10.926297	4.54%	55,099
2006*	10.000000	10.451726	4.52%	31,564

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	229,732
2011	10.835256	11.284076	4.14%	209,753
2010	10.378523	10.835256	4.40%	136,591
2009	9.395078	10.378523	10.47%	55,917
2008	10.582931	9.395078	-11.22%	26,905
2007	10.433824	10.582931	1.43%	12,876
2006*	10.000000	10.433824	4.34%	3,009
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	16,320
2011	11.174715	9.982671	-10.67%	15,643
2010	10.192912	11.174715	9.63%	14,554
2009	7.307804	10.192912	39.48%	6,524
2008	12.090799	7.307804	-39.56%	8,113
2007	10.734006	12.090799	12.64%	4,248
2006*	10.000000	10.734006	7.34%	1,833
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	52,010
2011	9.889514	9.284769	-6.12%	49,225
2010	8.494561	9.889514	16.42%	43,770
2009	6.213995	8.494561	36.70%	23,098
2008	11.308815	6.213995	-45.05%	29,865
2007	10.261053	11.308815	10.21%	16,006
2006*	10.000000	10.261053	2.61%	2,766
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	313,295
2011	8.406630	8.095662	-3.70%	301,816
2010	7.690526	8.406630	9.31%	193,870
2009	5.974146	7.690526	28.73%	77,382
2008	9.792857	5.974146	-38.99%	26,597
2007*	10.000000	9.792857	-2.07%	10,010
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.789652	18.944494	12.83%	0
2011	16.417942	16.789652	2.26%	0
2010	14.730201	16.417942	11.46%	0
2009	10.242829	14.730201	43.81%	419
2008	14.440825	10.242829	-29.07%	419
2007	14.216296	14.440825	1.58%	419
2006	13.048580	14.216296	8.95%	634
2005	12.938758	13.048580	0.85%	634
2004	11.931120	12.938758	8.45%	1,087
2003*	10.000000	11.931120	19.31%	186

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	7,362
2011	13.122323	13.418047	2.25%	7,764
2010	11.772757	13.122323	11.46%	2,844
2009	8.181762	11.772757	43.89%	1,210
2008	11.552447	8.181762	-29.18%	1,733
2007	11.369143	11.552447	1.61%	1,788
2006	10.435727	11.369143	8.94%	1,674
2005*	10.000000	10.435727	4.36%	911
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.990766	17.448408	16.39%	11,859
2011	15.616731	14.990766	-4.01%	11,244
2010	13.733204	15.616731	13.72%	10,049
2009	10.869643	13.733204	26.34%	9,462
2008	17.577757	10.869643	-38.16%	15,478
2007	18.324603	17.577757	-4.08%	22,575
2006	16.098052	18.324603	13.83%	17,234
2005	15.721293	16.098052	2.40%	15,826
2004	13.631643	15.721293	15.33%	8,321
2003*	10.000000	13.631643	36.32%	749
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.603512	8.750033	15.08%	3,756
2011	8.737524	7.603512	-12.98%	3,256
2010	7.687700	8.737524	13.66%	1,096
2009	5.102388	7.687700	50.67%	0
2008*	10.000000	5.102388	-48.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.168679	10.058850	9.71%	43,338
2011	9.622260	9.168679	-4.71%	44,230
2010	7.905921	9.622260	21.71%	35,361
2009	6.114345	7.905921	29.30%	47,919
2008*	10.000000	6.114345	-38.86%	55,121
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	3,695
2011	9.148112	8.436374	-7.78%	4,108
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	204,561
2011	10.151038	9.864594	-2.82%	263,227
2010	9.334244	10.151038	8.75%	228,555
2009	7.908776	9.334244	18.02%	76,666
2008*	10.000000	7.908776	-20.91%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	609,192
2011	9.731444	9.255266	-4.89%	562,524
2010	8.790510	9.731444	10.70%	430,473
2009	7.187575	8.790510	22.30%	245,261
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	125,478
2011	10.607527	10.596201	-0.11%	120,217
2010	10.083319	10.607527	5.20%	122,612
2009	9.057536	10.083319	11.33%	113,121
2008*	10.000000	9.057536	-9.42%	69,267
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	389,591
2011	9.941983	9.564729	-3.79%	452,231
2010	9.062813	9.941983	9.70%	409,214
2009	7.544912	9.062813	20.12%	161,815
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	65,401
2011	9.497527	8.918301	-6.10%	49,424
2010	8.509389	9.497527	11.61%	43,393
2009	6.824993	8.509389	24.68%	7,132
2008*	10.000000	6.824993	-31.75%	7,190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	23,603
2011	10.318164	10.136240	-1.76%	21,201
2010	9.607347	10.318164	7.40%	13,919
2009	8.288260	9.607347	15.92%	3,024
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.565384	12.243899	5.87%	21,552
2011	11.051586	11.565384	4.65%	19,194
2010	10.507651	11.051586	5.18%	18,350
2009	9.823684	10.507651	6.96%	20,131
2008*	10.000000	9.823684	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	7,295
2011	12.005371	12.540931	4.46%	5,343
2010	11.273445	12.005371	6.49%	862
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	0
2010	33.001367	37.679386	14.18%	0
2009	20.543325	33.001367	60.64%	0
2008	49.576391	20.543325	-58.56%	0
2007	34.668051	49.576391	43.00%	365
2006	25.818435	34.668051	34.28%	365
2005	19.806685	25.818435	30.35%	365
2004	16.696081	19.806685	18.63%	365
2003*	10.000000	16.696081	66.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.132621	19.729798	15.16%	9,786
2011	22.469397	17.132621	-23.75%	6,402
2010	19.683842	22.469397	14.15%	8,664
2009	12.253178	19.683842	60.64%	713
2008	29.523513	12.253178	-58.50%	603
2007	20.608665	29.523513	43.26%	1,807
2006	15.320839	20.608665	34.51%	2,427
2005	11.739471	15.320839	30.51%	1,900
2004*	10.000000	11.739471	17.39%	843
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.093826	13.291183	1.51%	24,511
2011	12.393502	13.093826	5.65%	22,756
2010	12.008019	12.393502	3.21%	23,384
2009	11.871712	12.008019	1.15%	38,691
2008	11.188756	11.871712	6.10%	45,775
2007	10.601174	11.188756	5.54%	35,510
2006	10.414200	10.601174	1.80%	22,354
2005	10.238215	10.414200	1.72%	11,762
2004	10.065763	10.238215	1.71%	11,912
2003*	10.000000	10.065763	0.66%	5,899
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.860618	7.786405	13.49%	2,086
2011	7.738784	6.860618	-11.35%	1,604
2010	6.952510	7.738784	11.31%	1,163
2009	5.452556	6.952510	27.51%	1,068
2008*	10.000000	5.452556	-45.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	177

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.414092	18.738447	14.16%	53,358
2011	17.345471	16.414092	-5.37%	98,506
2010	15.362132	17.345471	12.91%	97,631
2009	12.260523	15.362132	25.30%	101,112
2008	19.708994	12.260523	-37.79%	101,736
2007	18.885516	19.708994	4.36%	88,632
2006	16.405054	18.885516	15.12%	89,478
2005	15.430298	16.405054	6.32%	93,309
2004	13.738255	15.430298	12.32%	15,665
2003*	10.000000	13.738255	37.38%	8,799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	55,764
2011	12.464635	12.386680	-0.63%	56,731
2010	11.523426	12.464635	8.17%	36,257
2009*	10.000000	11.523426	15.23%	3,615
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	212,632
2011	13.332645	13.010184	-2.42%	218,569
2010	12.082047	13.332645	10.35%	76,393
2009*	10.000000	12.082047	20.82%	3,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.870975	13.333587	3.59%	38,410
2011	12.694481	12.870975	1.39%	40,864
2010	12.170590	12.694481	4.30%	44,500
2009	11.326919	12.170590	7.45%	35,213
2008	12.236402	11.326919	-7.43%	13,384
2007	11.789358	12.236402	3.79%	12,250
2006	11.273492	11.789358	4.58%	15,437
2005	11.078342	11.273492	1.76%	16,287
2004	10.747049	11.078342	3.08%	16,957
2003*	10.000000	10.747049	7.47%	6,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.926410	16.291577	9.15%	310,952
2011	15.159363	14.926410	-1.54%	287,616
2010	13.875751	15.159363	9.25%	269,656
2009	11.824394	13.875751	17.35%	258,220
2008	15.630125	11.824394	-24.35%	261,505
2007	15.019422	15.630125	4.07%	292,231
2006	13.692941	15.019422	9.69%	277,081
2005	13.195663	13.692941	3.77%	223,463
2004	12.230307	13.195663	7.89%	211,122
2003*	10.000000	12.230307	22.30%	133,870

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.925956	17.845023	12.05%	195,151
2011	16.519284	15.925956	-3.59%	182,274
2010	14.863119	16.519284	11.14%	154,758
2009	12.130524	14.863119	22.53%	158,167
2008	17.950280	12.130524	-32.42%	151,693
2007	17.169154	17.950280	4.55%	144,890
2006	15.217195	17.169154	12.83%	134,934
2005	14.427898	15.217195	5.47%	177,893
2004	13.067345	14.427898	10.41%	131,962
2003*	10.000000	13.067345	30.67%	59,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.071828	14.974615	6.42%	37,167
2011	13.996960	14.071828	0.53%	71,338
2010	13.094807	13.996960	6.89%	68,994
2009	11.604444	13.094807	12.84%	85,977
2008	13.867459	11.604444	-16.32%	80,242
2007	13.300458	13.867459	4.26%	222,891
2006	12.453507	13.300458	6.80%	224,020
2005	12.099836	12.453507	2.92%	191,970
2004	11.463419	12.099836	5.55%	25,416
2003*	10.000000	11.463419	14.63%	8,396
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.250874	15.456042	16.64%	23,804
2011	13.796473	13.250874	-3.95%	27,804
2010	12.907173	13.796473	6.89%	28,988
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.806439	24.074509	15.71%	2,193
2011	21.674104	20.806439	-4.00%	2,679
2010	17.435491	21.674104	24.31%	2,917
2009	12.943537	17.435491	34.70%	3,085
2008	20.682540	12.943537	-37.42%	1,870
2007	19.523333	20.682540	5.94%	2,996
2006	18.036183	19.523333	8.25%	2,907
2005	16.333804	18.036183	10.42%	3,439
2004	14.328349	16.333804	14.00%	3,465
2003*	10.000000	14.328349	43.28%	2,916

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.172213	10.019216	-1.50%	253,472
2011	10.326678	10.172213	-1.50%	198,962
2010	10.483924	10.326678	-1.50%	128,403
2009	10.639112	10.483924	-1.46%	84,883
2008	10.583772	10.639112	0.52%	60,598
2007	10.254373	10.583772	3.21%	26,054
2006	9.958934	10.254373	2.97%	47,820
2005	9.847439	9.958934	1.13%	19,106
2004	9.916936	9.847439	-0.70%	4,709
2003*	10.000000	9.916936	-0.83%	831
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.877508	15.343265	10.56%	20,667
2011	13.347795	13.877508	3.97%	12,877
2010	12.253659	13.347795	8.93%	10,188
2009	10.001778	12.253659	22.51%	2,087
2008	12.276967	10.001778	-18.53%	1,677
2007	11.913924	12.276967	3.05%	1,677
2006	11.536687	11.913924	3.27%	1,911
2005	11.461997	11.536687	0.65%	2,207
2004	10.922848	11.461997	4.94%	1,912
2003*	10.000000	10.922848	9.23%	680
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.111439	9.229482	13.78%	39,665
2011	9.111599	8.111439	-10.98%	37,685
2010	8.128145	9.111599	12.10%	28,328
2009	6.062787	8.128145	34.07%	45,746
2008*	10.000000	6.062787	-39.37%	47,512
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.617124	14.546079	15.29%	0
2011	15.324262	12.617124	-17.67%	0
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
2008	21.846587	11.516747	-47.28%	0
2007	21.596200	21.846587	1.16%	0
2006	17.911539	21.596200	20.57%	0
2005	16.266338	17.911539	10.11%	0
2004	13.761705	16.266338	18.20%	0
2003*	10.000000	13.761705	37.62%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.900341	10.252169	15.19%	16,171
2011	10.808190	8.900341	-17.65%	15,295
2010	10.366189	10.808190	4.26%	13,857
2009	8.127209	10.366189	27.55%	12,878
2008	15.408976	8.127209	-47.26%	28,483
2007	15.233886	15.408976	1.15%	29,223
2006	12.634324	15.233886	20.58%	19,879
2005	11.472337	12.634324	10.13%	5,361
2004*	10.000000	11.472337	14.72%	1,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.689350	9.940116	14.39%	30,048
2011	9.116094	8.689350	-4.68%	31,566
2010	8.022668	9.116094	13.63%	25,945
2009	6.296627	8.022668	27.41%	30,988
2008*	10.000000	6.296627	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	8,163
2011	8.759418	8.102602	-7.50%	8,691
2010	7.887411	8.759418	11.06%	4,513
2009	6.284757	7.887411	25.50%	7,214
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.082922	10.256516	12.92%	31,759
2011	9.650508	9.082922	-5.88%	34,011
2010	7.746878	9.650508	24.57%	32,794
2009	6.207089	7.746878	24.81%	42,696
2008*	10.000000	6.207089	-37.93%	18,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	16,494
2011	10.131081	9.747754	-3.78%	17,006
2010	8.597378	10.131081	17.84%	14,000
2009	6.689909	8.597378	28.51%	24,570
2008*	10.000000	6.689909	-33.10%	34,887
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.137076	15.747665	11.39%	3,561
2011	14.476589	14.137076	-2.35%	3,347
2010	11.747672	14.476589	23.23%	1,816
2009	9.377241	11.747672	25.28%	1,764
2008	17.807128	9.377241	-47.34%	2,410
2007	16.511159	17.807128	7.85%	2,490
2006	16.276050	16.511159	1.44%	1,571
2005	15.336796	16.276050	6.12%	974
2004	13.758533	15.336796	11.47%	974
2003*	10.000000	13.758533	37.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.735508	23.385855	18.50%	223
2011	21.191064	19.735508	-6.87%	500
2010	17.010167	21.191064	24.58%	514
2009	13.720947	17.010167	23.97%	564
2008	20.576528	13.720947	-33.32%	1,269
2007	22.519622	20.576528	-8.63%	1,528
2006	19.523677	22.519622	15.35%	1,515
2005	19.283784	19.523677	1.24%	1,939
2004	16.733305	19.283784	15.24%	749
2003*	10.000000	16.733305	67.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.210199	21.802509	13.49%	7,903
2011	20.703615	19.210199	-7.21%	8,411
2010	16.817669	20.703615	23.11%	8,963
2009	12.700907	16.817669	32.41%	6,398
2008	20.917473	12.700907	-39.28%	9,441
2007	20.842898	20.917473	0.36%	6,637
2006	18.934269	20.842898	10.08%	5,105
2005	17.161314	18.934269	10.33%	3,208
2004	14.667440	17.161314	17.00%	1,701
2003*	10.000000	14.667440	46.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.917143	15.606084	12.14%	21,745
2011	14.075410	13.917143	-1.12%	23,198
2010	12.620735	14.075410	11.53%	19,702
2009	10.204910	12.620735	23.67%	30,716
2008	17.744200	10.204910	-42.49%	36,583
2007	16.697857	17.744200	6.27%	21,230
2006	14.948217	16.697857	11.70%	9,101
2005	14.177151	14.948217	5.44%	0
2004	13.140251	14.177151	7.89%	0
2003*	10.000000	13.140251	31.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.584620	10.911512	13.84%	9,047
2011	9.167515	9.584620	4.55%	4,185
2010	7.169085	9.167515	27.88%	11,569
2009	5.576620	7.169085	28.56%	848
2008*	10.000000	5.576620	-44.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	6,511
2011	10.477107	10.454338	-0.22%	5,377
2010	10.385334	10.477107	0.88%	5,558
2009	9.843634	10.385334	5.50%	5,177
2008*	10.000000	9.843634	-1.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	44,112
2011	13.516785	11.659822	-13.74%	39,958
2010	12.903630	13.516785	4.75%	26,314
2009*	10.000000	12.903630	29.04%	35,271
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.433231	12.175405	16.70%	0
2011	12.081787	10.433231	-13.64%	0
2010	10.052537	12.081787	20.19%	0
2009	7.587194	10.052537	32.49%	0
2008	14.381206	7.587194	-47.24%	1,114
2007	14.146851	14.381206	1.66%	21,032
2006	11.633235	14.146851	21.61%	9,323
2005*	10.000000	11.633235	16.33%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.310247	10.622869	3.03%	36,723
2011	10.436686	10.310247	-1.21%	27,927
2010	10.063733	10.436686	3.71%	22,006
2009	9.015480	10.063733	11.63%	23,068
2008	10.572577	9.015480	-14.73%	51,091
2007	10.245588	10.572577	3.19%	44,203
2006	9.981752	10.245588	2.64%	34,635
2005	9.989171	9.981752	-0.07%	23,827
2004	10.062877	9.989171	-0.73%	22,026
2003*	10.000000	10.062877	0.63%	8,661
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.865710	13.790136	7.19%	0
2011	13.201235	12.865710	-2.54%	0
2010	11.204734	13.201235	17.82%	46
2009	9.266799	11.204734	20.91%	46
2008	15.543881	9.266799	-40.38%	46
2007	15.701067	15.543881	-1.00%	46
2006	15.144158	15.701067	3.68%	1,266
2005	14.941199	15.144158	1.36%	1,287
2004	13.558368	14.941199	10.20%	1,302
2003*	10.000000	13.558368	35.58%	168
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.237005	16.655724	9.31%	1,011
2011	15.960221	15.237005	-4.53%	0
2010	13.188779	15.960221	21.01%	0
2009	10.187919	13.188779	29.46%	0
2008	17.080312	10.187919	-40.35%	0
2007	16.114937	17.080312	5.99%	25,579
2006	14.388098	16.114937	12.00%	10,679
2005	13.669252	14.388098	5.26%	891
2004	12.250550	13.669252	11.58%	515
2003*	10.000000	12.250550	22.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.958556	15.438457	19.14%	14,091
2011	14.376508	12.958556	-9.86%	15,939
2010	12.618246	14.376508	13.93%	17,433
2009	9.190974	12.618246	37.29%	18,977
2008	15.642402	9.190974	-41.24%	23,989
2007	14.974661	15.642402	4.46%	26,880
2006	12.949029	14.974661	15.64%	18,226
2005	11.526477	12.949029	12.34%	19,779
2004*	10.000000	11.526477	15.26%	14,341
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.929575	23.742603	19.13%	1,614
2011	22.118606	19.929575	-9.90%	1,614
2010	19.407591	22.118606	13.97%	1,650
2009	14.138865	19.407591	37.26%	1,722
2008	24.056933	14.138865	-41.23%	1,722
2007	23.025091	24.056933	4.48%	2,127
2006	19.916503	23.025091	15.61%	2,127
2005	17.726536	19.916503	12.35%	2,128
2004	15.138497	17.726536	17.10%	2,128
2003*	10.000000	15.138497	51.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.148062	1.48%	8,932
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.538622	16.698524	14.86%	25,185
2011	14.806138	14.538622	-1.81%	23,975
2010	12.977665	14.806138	14.09%	21,472
2009	10.293674	12.977665	26.07%	32,458
2008	17.027853	10.293674	-39.55%	36,190
2007	16.599446	17.027853	2.58%	26,968
2006	14.684344	16.599446	13.04%	19,764
2005	14.097983	14.684344	4.16%	10,841
2004	13.113389	14.097983	7.51%	9,009
2003*	10.000000	13.113389	31.13%	3,760
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.182810	23.392100	15.90%	1,666
2011	20.989731	20.182810	-3.84%	1,201
2010	17.316587	20.989731	21.21%	731
2009	12.843339	17.316587	34.83%	0
2008	21.032409	12.843339	-38.94%	9,529
2007	21.655942	21.032409	-2.88%	4,438
2006	19.174248	21.655942	12.94%	1,878
2005	17.741782	19.174248	8.07%	106
2004	15.113211	17.741782	17.39%	10
2003*	10.000000	15.113211	51.13%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.610149	6.10%	18,912
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	2,095
2011	11.695500	12.490136	6.79%	794
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	34,510
2011	11.330057	11.273050	-0.50%	23,702
2010	10.935503	11.330057	3.61%	16,306
2009*	10.000000	10.935503	9.36%	14,122
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.990587	10.775226	7.85%	32,501
2011*	10.000000	9.990587	-0.09%	10,251
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	12.047130	14.136849	17.35%	0
2011	12.825504	12.047130	-6.07%	129
2010	11.383923	12.825504	12.66%	264
2009	8.903096	11.383923	27.86%	2,118
2008	14.744659	8.903096	-39.62%	2,236
2007	15.932624	14.744659	-7.46%	2,937
2006	13.954292	15.932624	14.18%	3,981
2005	13.462337	13.954292	3.65%	4,241
2004	12.300530	13.462337	9.45%	3,073
2003*	10.000000	12.300530	23.01%	2,597
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.933806	15.531362	20.08%	310
2011	15.807365	12.933806	-18.18%	310
2010	14.585568	15.807365	8.38%	339
2009	11.880985	14.585568	22.76%	397
2008	21.521013	11.880985	-44.79%	842
2007	20.163472	21.521013	6.73%	843
2006	16.027022	20.163472	25.81%	843
2005	14.501533	16.027022	10.52%	843
2004	12.670326	14.501533	14.45%	844
2003*	10.000000	12.670326	26.70%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.153314	14.798903	12.51%	471
2011	16.254532	13.153314	-19.08%	626
2010	13.660698	16.254532	18.99%	632
2009	8.461847	13.660698	61.44%	940
2008	13.643309	8.461847	-37.98%	1,010
2007	13.127530	13.643309	3.93%	2,224
2006	12.639856	13.127530	3.86%	2,465
2005	12.140643	12.639856	4.11%	2,965
2004	11.734923	12.140643	3.46%	2,173
2003*	10.000000	11.734923	17.35%	1,705
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	14,580
2011	10.530386	11.450026	8.73%	11,794
2010*	10.000000	10.530386	5.30%	9,154
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.652746	12.532676	7.55%	921
2011	11.223266	11.652746	3.83%	917
2010	10.662845	11.223266	5.26%	908
2009	9.896836	10.662845	7.74%	942
2008	11.220751	9.896836	-11.80%	20,373
2007	10.827538	11.220751	3.63%	20,464
2006	10.614013	10.827538	2.01%	9,921
2005	10.367358	10.614013	2.38%	686
2004	10.113318	10.367358	2.51%	558
2003*	10.000000	10.113318	1.13%	19
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	21.057297	24.448335	16.10%	0
2011	20.000240	21.057297	5.29%	1,658
2010	18.502313	20.000240	8.10%	1,658
2009	14.436666	18.502313	28.16%	1,658
2008	17.238977	14.436666	-16.26%	1,658
2007	16.450955	17.238977	4.79%	1,658
2006	15.072436	16.450955	9.15%	1,658
2005	13.645353	15.072436	10.46%	1,658
2004	12.584719	13.645353	8.43%	1,658
2003*	10.000000	12.584719	25.85%	669
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.722815	-2.77%	11,809
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	1,160

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.443590	14.251751	14.53%	0
2011	13.558376	12.443590	-8.22%	0
2010	12.252256	13.558376	10.66%	0
2009	9.789620	12.252256	25.16%	0
2008	15.996172	9.789620	-38.80%	5,210
2007	14.771055	15.996172	8.29%	5,822
2006	13.190731	14.771055	11.98%	5,823
2005	12.313992	13.190731	7.12%	6,033
2004	11.399623	12.313992	8.02%	6,034
2003*	10.000000	11.399623	14.00%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.485307	12.787174	11.34%	0
2011	10.949710	11.485307	4.89%	0
2010	9.812321	10.949710	11.59%	0
2009	8.628260	9.812321	13.72%	0
2008	12.357648	8.628260	-30.18%	0
2007	11.661103	12.357648	5.97%	0
2006	10.556655	11.661103	10.46%	0
2005	10.207880	10.556655	3.42%	0
2004*	10.000000	10.207880	2.08%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.725735	13.904457	18.58%	0
2011	12.602258	11.725735	-6.96%	0
2010*	10.000000	12.602258	26.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.393121	16.355079	6.25%	4,330
2011	16.380022	15.393121	-6.03%	4,585
2010	13.117389	16.380022	24.87%	2,413
2009	8.724323	13.117389	50.35%	366
2008	15.121089	8.724323	-42.30%	0
2007	13.489596	15.121089	12.09%	0
2006	11.156093	13.489596	20.92%	0
2005	10.660033	11.156093	4.65%	0
2004*	10.000000	10.660033	6.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.495889	14.103469	4.50%	0
2011	12.649355	13.495889	6.69%	0
2010	11.997430	12.649355	5.43%	0
2009	10.875668	11.997430	10.31%	0
2008	10.783485	10.875668	0.85%	0
2007	10.310262	10.783485	4.59%	0
2006	10.082063	10.310262	2.26%	0
2005	10.044586	10.082063	0.37%	0
2004*	10.000000	10.044586	0.45%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.700898	16.968235	15.42%	1,240
2011	14.077320	14.700898	4.43%	1,240
2010	12.676384	14.077320	11.05%	1,240
2009	10.698858	12.676384	18.48%	1,383
2008	18.324774	10.698858	-41.62%	6,079
2007	17.752066	18.324774	3.23%	8,995
2006	15.412996	17.752066	15.18%	10,999
2005	14.967070	15.412996	2.98%	11,776
2004	13.668790	14.967070	9.50%	12,252
2003*	10.000000	13.668790	36.69%	4,131
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.351798	23.736041	16.63%	0
2011	22.622118	20.351798	-10.04%	0
2010	18.151577	22.622118	24.63%	0
2009	12.924190	18.151577	40.45%	0
2008	20.431924	12.924190	-36.75%	0
2007	20.443104	20.431924	-0.05%	486
2006	18.181920	20.443104	12.44%	529
2005	17.318860	18.181920	4.98%	998
2004	14.773508	17.318860	17.23%	1,711
2003*	10.000000	14.773508	47.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.137071	1.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.974967	14.773974	5.72%	5,615
2011	12.702456	13.974967	10.02%	6,173
2010	12.274076	12.702456	3.49%	7,881
2009	11.311836	12.274076	8.51%	9,155
2008	11.675414	11.311836	-3.11%	4,960
2007	10.831848	11.675414	7.79%	7,278
2006	10.830006	10.831848	0.02%	16,068
2005	10.830792	10.830006	-0.01%	19,074
2004	10.397160	10.830792	4.17%	12,451
2003*	10.000000	10.397160	3.97%	5,455
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.622493	16.476523	12.68%	9,635
2011	14.439706	14.622493	1.27%	10,340
2010	12.881446	14.439706	12.10%	10,599
2009	11.109645	12.881446	15.95%	9,378
2008	17.289181	11.109645	-35.74%	9,862
2007	17.639354	17.289181	-1.99%	10,915
2006	15.337483	17.639354	15.01%	10,902
2005	14.904956	15.337483	2.90%	11,429
2004	13.448505	14.904956	10.83%	11,722
2003*	10.000000	13.448505	34.49%	6,003

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.817561	15.810296	14.42%	188
2011	14.153980	13.817561	-2.38%	197
2010	12.083621	14.153980	17.13%	105
2009	9.455818	12.083621	27.79%	106
2008	12.723210	9.455818	-25.68%	4,387
2007	13.245918	12.723210	-3.95%	5,655
2006	11.190493	13.245918	18.37%	8,980
2005*	10.000000	11.190493	11.90%	1,792
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.354851	13.375164	8.26%	6,068
2011	13.023023	12.354851	-5.13%	7,081
2010	12.051594	13.023023	8.06%	8,668
2009*	10.000000	12.051594	20.52%	9,769
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.846103	23.752825	13.94%	877
2011	21.055151	20.846103	-0.99%	2,860
2010	16.996631	21.055151	23.88%	2,945
2009	13.808480	16.996631	23.09%	684
2008	20.302551	13.808480	-31.99%	699
2007	20.759940	20.302551	-2.20%	940
2006	18.429940	20.759940	12.64%	819
2005	17.456555	18.429940	5.58%	1,178
2004	14.547569	17.456555	20.00%	1,950
2003*	10.000000	14.547569	45.48%	1,575
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	15.033087	17.089697	13.68%	19,715
2011	15.025800	15.033087	0.05%	20,571
2010	13.325154	15.025800	12.76%	21,283
2009	10.738206	13.325154	24.09%	21,146
2008	17.402119	10.738206	-38.29%	32,726
2007	16.837179	17.402119	3.36%	37,371
2006	14.844276	16.837179	13.43%	42,740
2005	14.437205	14.844276	2.82%	33,064
2004	13.288744	14.437205	8.64%	70,221
2003*	10.000000	13.288744	32.89%	8,445
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.266161	17.636844	8.43%	0
2011	15.193860	16.266161	7.06%	1,037
2010	13.414718	15.193860	13.26%	1,637
2009	11.147858	13.414718	20.33%	0
2008	16.112569	11.147858	-30.81%	0
2007	15.318047	16.112569	5.19%	0
2006	13.388549	15.318047	14.41%	0
2005	13.060934	13.388549	2.51%	0
2004	12.659360	13.060934	3.17%	0
2003*	10.000000	12.659360	26.59%	23

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.511420	13.626244	18.37%	0
2011	13.605022	11.511420	-15.39%	0
2010	10.563674	13.605022	28.79%	0
2009	8.531866	10.563674	23.81%	0
2008	13.926800	8.531866	-38.74%	0
2007	15.946000	13.926800	-12.66%	0
2006	15.645527	15.946000	1.92%	0
2005	15.054647	15.645527	3.92%	0
2004	13.770609	15.054647	9.32%	0
2003*	10.000000	13.770609	37.71%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.443664	14.561831	8.32%	12,716
2011	14.450971	13.443664	-6.97%	15,026
2010	12.988780	14.450971	11.26%	17,919
2009	11.648071	12.988780	11.51%	6,275
2008	16.822451	11.648071	-30.76%	6,608
2007	15.586008	16.822451	7.93%	7,029
2006	13.672848	15.586008	13.99%	7,560
2005	13.655998	13.672848	0.12%	13,065
2004	12.950240	13.655998	5.45%	13,608
2003*	10.000000	12.950240	29.50%	11,080
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.639973	13.619051	7.75%	12,265
2011	12.587881	12.639973	0.41%	23,879
2010	11.808077	12.587881	6.60%	21,833
2009	9.981989	11.808077	18.29%	27,265
2008	10.967524	9.981989	-8.99%	5,128
2007	10.596449	10.967524	3.50%	7,635
2006	10.356857	10.596449	2.31%	7,718
2005	10.416653	10.356857	-0.57%	12,420
2004	10.240682	10.416653	1.72%	14,381
2003*	10.000000	10.240682	2.41%	5,596
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	12.015199	13.198648	9.85%	0
2011	12.256335	12.015199	-1.97%	0
2010	11.061456	12.256335	10.80%	0
2009	9.064247	11.061456	22.03%	0
2008	12.303731	9.064247	-26.33%	0
2007	11.527587	12.303731	6.73%	0
2006	10.684933	11.527587	7.89%	0
2005*	10.000000	10.684933	6.85%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.990478	13.347093	11.31%	5,150
2011	12.331976	11.990478	-2.77%	7,572
2010	10.956123	12.331976	12.56%	7,572
2009	8.657156	10.956123	26.56%	7,572
2008	13.085837	8.657156	-33.84%	7,572
2007	12.088109	13.085837	8.25%	0
2006	10.991345	12.088109	9.98%	0
2005*	10.000000	10.991345	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.682452	13.247006	13.39%	0
2011	12.211508	11.682452	-4.33%	0
2010	10.702903	12.211508	14.10%	0
2009	8.287473	10.702903	29.15%	0
2008	13.615422	8.287473	-39.13%	0
2007	12.451308	13.615422	9.35%	0
2006	11.199314	12.451308	11.18%	0
2005*	10.000000	11.199314	11.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.721196	16.209679	3.11%	4,734
2011	16.844048	15.721196	-6.67%	4,670
2010	14.358399	16.844048	17.31%	5,128
2009	9.882871	14.358399	45.29%	10,882
2008	22.017380	9.882871	-55.11%	4,815
2007	15.356683	22.017380	43.37%	3,320
2006	13.375380	15.356683	14.81%	2,118
2005*	10.000000	13.375380	33.75%	1,633
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.817127	17.074776	15.24%	15,216
2011	14.952013	14.817127	-0.90%	21,539
2010	13.215817	14.952013	13.14%	23,398
2009	10.335319	13.215817	27.87%	11,220
2008	18.357799	10.335319	-43.70%	15,603
2007	18.414103	18.357799	-0.31%	34,458
2006	15.595190	18.414103	18.08%	31,687
2005	15.004214	15.595190	3.94%	32,285
2004	13.701281	15.004214	9.51%	31,136
2003*	10.000000	13.701281	37.01%	11,579

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.979593	16.870846	12.63%	2,929
2011	15.219885	14.979593	-1.58%	8,229
2010	12.481090	15.219885	21.94%	7,854
2009	9.907071	12.481090	25.98%	974
2008	19.098667	9.907071	-48.13%	975
2007	15.317352	19.098667	24.69%	989
2006	14.598405	15.317352	4.92%	2,053
2005	14.054233	14.598405	3.87%	3,001
2004	13.843267	14.054233	1.52%	3,485
2003*	10.000000	13.843267	38.43%	1,325
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.421311	13.953200	3.96%	5,137
2011	12.736022	13.421311	5.38%	5,369
2010	12.028607	12.736022	5.88%	6,691
2009	10.581133	12.028607	13.68%	7,432
2008	11.133097	10.581133	-4.96%	4,039
2007	10.865552	11.133097	2.46%	8,401
2006	10.597769	10.865552	2.53%	9,858
2005	10.563999	10.597769	0.32%	18,670
2004	10.298811	10.563999	2.57%	20,307
2003*	10.000000	10.298811	2.99%	10,015
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.334246	26.317025	12.78%	28,799
2011	26.586313	23.334246	-12.23%	37,254
2010	21.003506	26.586313	26.58%	35,945
2009	15.265689	21.003506	37.59%	29,308
2008	25.675775	15.265689	-40.54%	23,099
2007	22.613645	25.675775	13.54%	30,344
2006	20.434234	22.613645	10.67%	27,697
2005	17.586538	20.434234	16.19%	28,475
2004	14.330025	17.586538	22.73%	23,943
2003*	10.000000	14.330025	43.30%	7,041
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.974082	18.930646	18.51%	1,450
2011	19.628877	15.974082	-18.62%	1,450
2010	17.670650	19.628877	11.08%	1,450
2009	14.220278	17.670650	24.26%	1,637
2008	25.775483	14.220278	-44.83%	1,637
2007	22.368891	25.775483	15.23%	1,638
2006	19.291470	22.368891	15.95%	2,846
2005	16.495894	19.291470	16.95%	2,859
2004	14.786862	16.495894	11.56%	2,859
2003*	10.000000	14.786862	47.87%	1,507

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.664533	12.645906	18.58%	2,109
2011	13.112401	10.664533	-18.67%	1,863
2010	11.804647	13.112401	11.08%	2,023
2009	9.501199	11.804647	24.24%	1,643
2008	17.217332	9.501199	-44.82%	1,643
2007	14.940911	17.217332	15.24%	3,488
2006	12.880975	14.940911	15.99%	1,876
2005	11.018158	12.880975	16.91%	1,438
2004*	10.000000	11.018158	10.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.417692	23.038865	25.09%	1,655
2011	20.565803	18.417692	-10.45%	1,622
2010	16.534477	20.565803	24.38%	1,693
2009	10.686945	16.534477	54.72%	1,458
2008	22.284385	10.686945	-52.04%	1,458
2007	21.468976	22.284385	3.80%	1,458
2006	18.796976	21.468976	14.22%	1,321
2005	18.639733	18.796976	0.84%	4,070
2004	16.631467	18.639733	12.08%	4,693
2003*	10.000000	16.631467	66.31%	3,117
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.720588	12.998413	10.90%	35,223
2011	11.627489	11.720588	0.80%	48,535
2010	10.482089	11.627489	10.93%	49,902
2009	7.852078	10.482089	33.49%	47,225
2008	11.338348	7.852078	-30.75%	8,447
2007	11.100789	11.338348	2.14%	7,690
2006*	10.000000	11.100789	11.01%	4,051
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.639034	18.339944	10.22%	12,035
2011	15.943958	16.639034	4.36%	14,719
2010	13.423611	15.943958	18.78%	15,893
2009	11.619602	13.423611	15.53%	15,543
2008	16.190329	11.619602	-28.23%	20,286
2007	16.900889	16.190329	-4.20%	26,442
2006	14.656581	16.900889	15.31%	30,210
2005	14.393506	14.656581	1.83%	32,933
2004	13.171406	14.393506	9.28%	33,365
2003*	10.000000	13.171406	31.71%	13,377

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.848172	24.298298	16.55%	8,030
2011	22.003150	20.848172	-5.25%	8,063
2010	17.430098	22.003150	26.24%	8,894
2009	13.707856	17.430098	27.15%	9,345
2008	20.787438	13.707856	-34.06%	9,557
2007	21.631374	20.787438	-3.90%	13,287
2006	18.781634	21.631374	15.17%	13,218
2005	17.538843	18.781634	7.09%	13,108
2004	14.396268	17.538843	21.83%	11,572
2003*	10.000000	14.396268	43.96%	2,192
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.887578	10.091057	13.54%	3,582
2011	9.168592	8.887578	-3.06%	4,179
2010	8.446738	9.168592	8.55%	4,793
2009	6.587021	8.446738	28.23%	5,443
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.375661	17.128295	11.40%	289
2011	18.561032	15.375661	-17.16%	295
2010	16.043260	18.561032	15.69%	141
2009	9.439464	16.043260	69.96%	141
2008	20.259418	9.439464	-53.41%	141
2007	15.991030	20.259418	26.69%	1,478
2006	12.672560	15.991030	26.19%	4,288
2005*	10.000000	12.672560	26.73%	3,655
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.597006	20.482248	16.40%	7,775
2011	20.000636	17.597006	-12.02%	7,776
2010	18.739899	20.000636	6.73%	7,776
2009	13.889792	18.739899	34.92%	7,036
2008	23.663871	13.889792	-41.30%	7,343
2007	20.820180	23.663871	13.66%	8,299
2006	17.412784	20.820180	19.57%	8,311
2005	16.053650	17.412784	8.47%	13,312
2004	13.757275	16.053650	16.69%	13,792
2003*	10.000000	13.757275	37.57%	9,074

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.612998	14.689806	16.47%	5,482
2011	14.342936	12.612998	-12.06%	5,863
2010	13.438818	14.342936	6.73%	4,055
2009	9.949452	13.438818	35.07%	4,193
2008	16.954786	9.949452	-41.32%	4,956
2007	14.918765	16.954786	13.65%	7,814
2006	12.475534	14.918765	19.58%	8,061
2005	11.505560	12.475534	8.43%	8,969
2004*	10.000000	11.505560	15.06%	4,257
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.951929	18.069321	13.27%	23,259
2011	16.338089	15.951929	-2.36%	28,534
2010	14.508909	16.338089	12.61%	31,054
2009	12.417013	14.508909	16.85%	17,573
2008	11.875430	12.417013	4.56%	10,060
2007	10.864726	11.875430	9.30%	4,786
2006	9.779318	10.864726	11.10%	322
2005*	10.000000	9.779318	-2.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.205677	2.06%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.977342	10.078318	12.26%	0
2011	10.309449	8.977342	-12.92%	0
2010*	10.000000	10.309449	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.008509	13.289650	20.72%	0
2011	11.284264	11.008509	-2.44%	0
2010*	10.000000	11.284264	12.84%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.629256	-3.71%	133
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	656
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.574555	13.579823	17.32%	1,472
2011	12.669400	11.574555	-8.64%	1,472
2010	11.841463	12.669400	6.99%	2,033
2009*	10.000000	11.841463	18.41%	2,033

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.796943	7.97%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.051048	0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.682956	18.620463	11.61%	22,194
2011	16.718524	16.682956	-0.21%	26,884
2010	15.706334	16.718524	6.44%	12,191
2009	12.703647	15.706334	23.64%	4,550
2008	15.372591	12.703647	-17.36%	2,629
2007	14.159291	15.372591	8.57%	3,207
2006	13.025049	14.159291	8.71%	2,910
2005	12.288153	13.025049	6.00%	2,910
2004	11.525739	12.288153	6.61%	2,910
2003*	10.000000	11.525739	15.26%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.540103	21.387456	21.93%	8,324
2011	19.144682	17.540103	-8.38%	10,738
2010	18.262625	19.144682	4.83%	11,545
2009	12.704206	18.262625	43.75%	19,002
2008	23.172237	12.704206	-45.17%	5,029
2007	17.227590	23.172237	34.51%	2,834
2006	16.036194	17.227590	7.43%	6,425
2005	14.470859	16.036194	10.82%	6,325
2004	12.459834	14.470859	16.14%	2,909
2003*	10.000000	12.459834	24.60%	3,454
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.943153	-0.57%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	27.019283	30.105492	11.42%	3,340
2011	40.560931	27.019283	-33.39%	51
2010	32.954500	40.560931	23.08%	328
2009	18.692597	32.954500	76.30%	328
2008	39.747268	18.692597	-52.97%	328
2007	31.539310	39.747268	26.02%	329
2006	21.847110	31.539310	44.36%	329
2005	16.818162	21.847110	29.90%	329
2004	14.393258	16.818162	16.85%	329
2003*	10.000000	14.393258	43.93%	52

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.869196	17.080311	14.87%	8,683
2011	15.047130	14.869196	-1.18%	8,997
2010	13.627874	15.047130	10.41%	8,369
2009	9.951723	13.627874	36.94%	1,632
2008	16.040411	9.951723	-37.96%	2,590
2007	14.676279	16.040411	9.29%	3,519
2006	13.891974	14.676279	5.65%	7,285
2005	13.537857	13.891974	2.62%	8,332
2004	12.617314	13.537857	7.30%	8,034
2003*	10.000000	12.617314	26.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.210748	2.11%	226
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.715993	19.069969	14.08%	6,388
2011	17.058201	16.715993	-2.01%	7,964
2010	15.579184	17.058201	9.49%	9,577
2009	12.923075	15.579184	20.55%	9,259
2008	19.517313	12.923075	-33.79%	11,494
2007	18.426967	19.517313	5.92%	14,320
2006	15.531401	18.426967	18.64%	14,053
2005	14.817018	15.531401	4.82%	16,043
2004	13.107080	14.817018	13.05%	16,336
2003*	10.000000	13.107080	31.07%	10,778
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	465
2011	10.731658	10.377863	-3.30%	465
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.064690	10.153622	12.01%	0
2011*	10.000000	9.064690	-9.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.689520	15.423673	12.67%	4,761
2011	13.837289	13.689520	-1.07%	5,087
2010	12.421404	13.837289	11.40%	4,584
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.049284	11.448043	13.92%	7,151
2011	10.113208	10.049284	-0.63%	24,161
2010	9.170310	10.113208	10.28%	40,450
2009	7.547477	9.170310	21.50%	38,521
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0
2006*	10.000000	10.448212	4.48%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.251651	11.626980	3.34%	3,115
2011	10.809588	11.251651	4.09%	3,228
2010	10.359202	10.809588	4.35%	6,584
2009	9.382348	10.359202	10.41%	5,308
2008	10.573953	9.382348	-11.27%	2,788
2007	10.430304	10.573953	1.38%	4,231
2006*	10.000000	10.430304	4.30%	8,461
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.953969	11.963698	20.19%	4,386
2011	11.148227	9.953969	-10.71%	13,875
2010	10.173918	11.148227	9.58%	11,797
2009	7.297903	10.173918	39.41%	12,013
2008	12.080556	7.297903	-39.59%	929
2007	10.730389	12.080556	12.58%	6,903
2006*	10.000000	10.730389	7.30%	4,022
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.258052	10.700274	15.58%	23,025
2011	9.866054	9.258052	-6.16%	9,098
2010	8.478706	9.866054	16.36%	4,444
2009	6.205551	8.478706	36.63%	5,684
2008	11.299224	6.205551	-45.08%	3,965
2007	10.257600	11.299224	10.15%	2,678
2006*	10.000000	10.257600	2.58%	2,812
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.076510	9.307720	15.24%	3,731
2011	8.390989	8.076510	-3.75%	3,826
2010	7.680104	8.390989	9.26%	2,423
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	49
2007*	10.000000	9.789543	-2.10%	14,108
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.714207	18.849769	12.78%	1,205
2011	16.352449	16.714207	2.21%	1,528
2010	14.678887	16.352449	11.40%	5,176
2009	10.212317	14.678887	43.74%	1,723
2008	14.405124	10.212317	-29.11%	1,724
2007	14.188404	14.405124	1.53%	3,293
2006	13.029576	14.188404	8.89%	6,442
2005	12.926446	13.029576	0.80%	8,856
2004	11.925811	12.926446	8.39%	12,316
2003*	10.000000	11.925811	19.26%	7,770

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.372759	15.101340	12.93%	5,428
2011	13.084641	13.372759	2.20%	5,911
2010	11.744906	13.084641	11.41%	4,667
2009	8.166545	11.744906	43.82%	3,934
2008	11.536825	8.166545	-29.21%	3,603
2007	11.359568	11.536825	1.56%	994
2006	10.432214	11.359568	8.89%	740
2005*	10.000000	10.432214	4.32%	871
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.923373	17.361137	16.34%	5,561
2011	15.554410	14.923373	-4.06%	6,396
2010	13.685339	15.554410	13.66%	6,962
2009	10.837264	13.685339	26.28%	6,850
2008	17.534316	10.837264	-38.19%	6,766
2007	18.288651	17.534316	-4.12%	8,983
2006	16.074599	18.288651	13.77%	22,043
2005	15.706338	16.074599	2.34%	23,759
2004	13.625586	15.706338	15.27%	17,056
2003*	10.000000	13.625586	36.26%	2,423
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0
2008*	10.000000	5.100655	-48.99%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
2008*	10.000000	6.112260	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	13,423
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.543894	12.214926	5.81%	0
2011	11.036643	11.543894	4.60%	0
2010	10.498770	11.036643	5.12%	0
2009	9.820358	10.498770	6.91%	0
2008*	10.000000	9.820358	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	17,471
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.598918	32.938255	15.17%	47
2011	37.529025	28.598918	-23.80%	47
2010	32.886343	37.529025	14.12%	48
2009	20.482111	32.886343	60.56%	48
2008	49.453885	20.482111	-58.58%	48
2007	34.600030	49.453885	42.93%	48
2006	25.780818	34.600030	34.21%	48
2005	19.787836	25.780818	30.29%	48
2004	16.688663	19.787836	18.57%	48
2003*	10.000000	16.688663	66.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	17.066099	19.643210	15.10%	273
2011	22.393517	17.066099	-23.79%	182
2010	19.627314	22.393517	14.09%	119
2009	12.224203	19.627314	60.56%	341
2008	29.468725	12.224203	-58.52%	349
2007	20.580914	29.468725	43.18%	1,706
2006	15.307966	20.580914	34.45%	1,489
2005	11.735542	15.307966	30.44%	1,317
2004*	10.000000	11.735542	17.36%	2,066
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	13.034945	13.224664	1.46%	2,557
2011	12.344017	13.034945	5.60%	2,673
2010	11.966145	12.344017	3.16%	4,785
2009	11.836328	11.966145	1.10%	3,736
2008	11.161070	11.836328	6.05%	3,499
2007	10.580339	11.161070	5.49%	5,219
2006	10.398996	10.580339	1.74%	7,016
2005	10.228457	10.398996	1.67%	8,929
2004	10.061282	10.228457	1.66%	9,087
2003*	10.000000	10.061282	0.61%	8,764
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.847862	7.767974	13.44%	0
2011	7.728306	6.847862	-11.39%	0
2010	6.946617	7.728306	11.25%	0
2009	5.450702	6.946617	27.44%	0
2008*	10.000000	5.450702	-45.49%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.519128	8.750429	16.38%	1,386
2011	8.763360	7.519128	-14.20%	1,530
2010	8.288047	8.763360	5.73%	1,607
2009	6.545828	8.288047	26.62%	2,492
2008	11.683575	6.545828	-43.97%	3,042
2007	10.849859	11.683575	7.68%	1,308
2006*	10.000000	10.849859	8.50%	545

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.340296	18.644716	14.10%	1,285
2011	17.276245	16.340296	-5.42%	2,369
2010	15.308593	17.276245	12.85%	4,326
2009	12.223996	15.308593	25.23%	4,857
2008	19.660277	12.223996	-37.82%	4,149
2007	18.848451	19.660277	4.31%	6,085
2006	16.381141	18.848451	15.06%	5,174
2005	15.415605	16.381141	6.26%	5,108
2004	13.732149	15.415605	12.26%	4,856
2003*	10.000000	13.732149	37.32%	3,920
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	6,710
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.813081	13.266851	3.54%	46,673
2011	12.643772	12.813081	1.34%	47,192
2010	12.128135	12.643772	4.25%	61,627
2009	11.293147	12.128135	7.39%	12,894
2008	12.206118	11.293147	-7.48%	19,047
2007	11.766188	12.206118	3.74%	18,847
2006	11.257041	11.766188	4.52%	23,696
2005	11.067784	11.257041	1.71%	25,275
2004	10.742263	11.067784	3.03%	35,896
2003*	10.000000	10.742263	7.42%	7,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.859284	16.210068	9.09%	110,011
2011	15.098842	14.859284	-1.59%	135,650
2010	13.827378	15.098842	9.20%	120,701
2009	11.789156	13.827378	17.29%	123,171
2008	15.591477	11.789156	-24.39%	271,272
2007	14.989934	15.591477	4.01%	239,539
2006	13.672978	14.989934	9.63%	251,259
2005	13.183096	13.672978	3.72%	259,167
2004	12.224868	13.183096	7.84%	367,932
2003*	10.000000	12.224868	22.25%	172,055

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.854346	17.755746	11.99%	22,514
2011	16.453346	15.854346	-3.64%	40,206
2010	14.811308	16.453346	11.09%	51,309
2009	12.094384	14.811308	22.46%	44,386
2008	17.905925	12.094384	-32.46%	47,860
2007	17.135465	17.905925	4.50%	52,315
2006	15.195027	17.135465	12.77%	61,278
2005	14.414176	15.195027	5.42%	84,922
2004	13.061546	14.414176	10.36%	70,864
2003*	10.000000	13.061546	30.62%	21,692
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	14.008562	14.899704	6.36%	18,635
2011	13.941083	14.008562	0.48%	26,409
2010	13.049164	13.941083	6.84%	40,242
2009	11.569866	13.049164	12.79%	39,856
2008	13.833173	11.569866	-16.36%	61,589
2007	13.274345	13.833173	4.21%	50,227
2006	12.435360	13.274345	6.75%	52,394
2005	12.088323	12.435360	2.87%	71,808
2004	11.458318	12.088323	5.50%	73,796
2003*	10.000000	11.458318	14.58%	14,849
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.232976	15.427304	16.58%	14,965
2011	13.784817	13.232976	-4.00%	24,911
2010	12.902816	13.784817	6.84%	50,507
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.712894	23.954075	15.65%	3,707
2011	21.587606	20.712894	-4.05%	3,771
2010	17.374715	21.587606	24.25%	4,388
2009	12.904966	17.374715	34.64%	5,150
2008	20.631395	12.904966	-37.45%	5,370
2007	19.485008	20.631395	5.88%	6,552
2006	18.009893	19.485008	8.19%	14,164
2005	16.318252	18.009893	10.37%	22,352
2004	14.321973	16.318252	13.94%	19,002
2003*	10.000000	14.321973	43.22%	5,668

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.126292	9.968910	-1.55%	45,322
2011	10.285273	10.126292	-1.55%	71,366
2010	10.447183	10.285273	-1.55%	83,394
2009	10.607212	10.447183	-1.51%	43,452
2008	10.557396	10.607212	0.47%	54,587
2007	10.234040	10.557396	3.16%	34,863
2006	9.944219	10.234040	2.91%	17,316
2005	9.837869	9.944219	1.08%	57,457
2004	9.912328	9.837869	-0.75%	3,433
2003*	10.000000	9.912328	-0.88%	8,317
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.815131	15.266530	10.51%	5,552
2011	13.294533	13.815131	3.92%	5,897
2010	12.210949	13.294533	8.87%	6,761
2009	9.971975	12.210949	22.45%	7,095
2008	12.246596	9.971975	-18.57%	7,832
2007	11.890527	12.246596	2.99%	19,595
2006	11.519862	11.890527	3.22%	9,436
2005	11.451083	11.519862	0.60%	13,620
2004	10.917987	11.451083	4.88%	9,403
2003*	10.000000	10.917987	9.18%	6,925
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.096336	9.207623	13.73%	2,025
2011	9.099245	8.096336	-11.02%	1,942
2010	8.121240	9.099245	12.04%	1,943
2009	6.060724	8.121240	34.00%	1,943
2008*	10.000000	6.060724	-39.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	0
2009	11.483641	14.641768	27.50%	0
2008	21.794871	11.483641	-47.31%	0
2007	21.556091	21.794871	1.11%	0
2006	17.887326	21.556091	20.51%	0
2005	16.252579	17.887326	10.06%	0
2004	13.757041	16.252579	18.14%	0
2003*	10.000000	13.757041	37.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.865755	10.207140	15.13%	147
2011	10.771659	8.865755	-17.69%	147
2010	10.336403	10.771659	4.21%	147
2009	8.107963	10.336403	27.48%	147
2008	15.380343	8.107963	-47.28%	3,621
2007	15.213340	15.380343	1.10%	19,041
2006	12.623671	15.213340	20.51%	20,640
2005	11.468479	12.623671	10.07%	7,841
2004*	10.000000	11.468479	14.68%	4,654
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.673194	9.916584	14.34%	1,239
2011	9.103739	8.673194	-4.73%	5,647
2010	8.015864	9.103739	13.57%	5,931
2009	6.294480	8.015864	27.35%	1,496
2008*	10.000000	6.294480	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	2,616
2011	8.747553	8.087528	-7.55%	4,213
2010	7.880723	8.747553	11.00%	4,311
2009	6.282625	7.880723	25.44%	4,464
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.066008	10.232209	12.86%	4,068
2011	9.637421	9.066008	-5.93%	4,415
2010	7.740305	9.637421	24.51%	3,173
2009	6.204977	7.740305	24.74%	2,843
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.729590	11.144104	14.54%	184
2011	10.117338	9.729590	-3.83%	185
2010	8.590080	10.117338	17.78%	185
2009	6.687632	8.590080	28.45%	185
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.073543	15.668920	11.34%	949
2011	14.418846	14.073543	-2.39%	1,007
2010	11.706741	14.418846	23.17%	812
2009	9.349301	11.706741	25.22%	921
2008	17.763114	9.349301	-47.37%	1,083
2007	16.478755	17.763114	7.79%	1,458
2006	16.252330	16.478755	1.39%	1,635
2005	15.322194	16.252330	6.07%	1,717
2004	13.752422	15.322194	11.41%	1,284
2003*	10.000000	13.752422	37.52%	1,135

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.646755	23.268839	18.44%	1,311
2011	21.106459	19.646755	-6.92%	1,339
2010	16.950847	21.106459	24.52%	1,196
2009	13.680046	16.950847	23.91%	1,135
2008	20.525640	13.680046	-33.35%	1,135
2007	22.475409	20.525640	-8.68%	1,933
2006	19.495218	22.475409	15.29%	2,460
2005	19.265423	19.495218	1.19%	2,380
2004	16.725873	19.265423	15.18%	2,620
2003*	10.000000	16.725873	67.26%	1,472
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.123780	21.693382	13.44%	1,587
2011	20.620935	19.123780	-7.26%	1,737
2010	16.759011	20.620935	23.04%	2,653
2009	12.663030	16.759011	32.35%	2,940
2008	20.865728	12.663030	-39.31%	5,305
2007	20.801965	20.865728	0.31%	4,887
2006	18.906663	20.801965	10.02%	14,637
2005	17.144967	18.906663	10.28%	11,786
2004	14.660913	17.144967	16.94%	7,220
2003*	10.000000	14.660913	46.61%	694
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.854561	15.528004	12.08%	563
2011	14.019214	13.854561	-1.17%	564
2010	12.576728	14.019214	11.47%	564
2009	10.174487	12.576728	23.61%	564
2008	17.700324	10.174487	-42.52%	0
2007	16.665074	17.700324	6.21%	0
2006	14.926434	16.665074	11.65%	0
2005	14.163661	14.926434	5.39%	0
2004	13.134414	14.163661	7.84%	0
2003*	10.000000	13.134414	31.34%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.566744	10.885630	13.79%	8,564
2011	9.155055	9.566744	4.50%	8,535
2010	7.162981	9.155055	27.81%	8,701
2009	5.574716	7.162981	28.49%	5,607
2008*	10.000000	5.574716	-44.25%	23
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	417
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.397972	12.128096	16.64%	0
2011	12.047070	10.397972	-13.69%	0
2010	10.028731	12.047070	20.13%	0
2009	7.573069	10.028731	32.43%	0
2008	14.361748	7.573069	-47.27%	0
2007	14.134937	14.361748	1.60%	0
2006	11.629323	14.134937	21.55%	2,639
2005*	10.000000	11.629323	16.29%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.263924	10.569776	2.98%	10,622
2011	10.395049	10.263924	-1.26%	6,877
2010	10.028678	10.395049	3.65%	12,287
2009	8.988635	10.028678	11.57%	4,762
2008	10.546431	8.988635	-14.77%	5,590
2007	10.225466	10.546431	3.14%	6,392
2006	9.967204	10.225466	2.59%	6,372
2005	9.979655	9.967204	-0.12%	13,197
2004	10.058406	9.979655	-0.78%	16,730
2003*	10.000000	10.058406	0.58%	10,156
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.807854	13.721134	7.13%	0
2011	13.148535	12.807854	-2.59%	0
2010	11.165673	13.148535	17.76%	140
2009	9.239180	11.165673	20.85%	140
2008	15.505443	9.239180	-40.41%	298
2007	15.670243	15.505443	-1.05%	333
2006	15.122090	15.670243	3.62%	354
2005	14.926968	15.122090	1.31%	379
2004	13.552337	14.926968	10.14%	403
2003*	10.000000	13.552337	35.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.170157	16.574207	9.26%	112
2011	15.898247	15.170157	-4.58%	112
2010	13.144222	15.898247	20.95%	454
2009	10.158653	13.144222	29.39%	113
2008	17.039924	10.158653	-40.38%	113
2007	16.085034	17.039924	5.94%	114
2006	14.368666	16.085034	11.95%	114
2005	13.657697	14.368666	5.21%	143
2004	12.246405	13.657697	11.52%	143
2003*	10.000000	12.246405	22.46%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.908245	15.370687	19.08%	2,414
2011	14.327947	12.908245	-9.91%	2,905
2010	12.582011	14.327947	13.88%	3,028
2009	9.169235	12.582011	37.22%	3,230
2008	15.613350	9.169235	-41.27%	3,568
2007	14.954489	15.613350	4.41%	5,702
2006	12.938136	14.954489	15.58%	7,106
2005	11.522606	12.938136	12.28%	8,009
2004*	10.000000	11.522606	15.23%	6,170
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.839975	23.623841	19.07%	183
2011	22.030330	19.839975	-9.94%	373
2010	19.339947	22.030330	13.91%	384
2009	14.096740	19.339947	37.19%	397
2008	23.997472	14.096740	-41.26%	788
2007	22.979914	23.997472	4.43%	899
2006	19.887489	22.979914	15.55%	997
2005	17.709664	19.887489	12.30%	4,333
2004	15.131768	17.709664	17.04%	5,082
2003*	10.000000	15.131768	51.32%	4,021
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.147135	1.47%	4,598
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.473280	16.615011	14.80%	7,337
2011	14.747056	14.473280	-1.86%	8,009
2010	12.932424	14.747056	14.03%	10,271
2009	10.263008	12.932424	26.01%	6,863
2008	16.985768	10.263008	-39.58%	7,956
2007	16.566871	16.985768	2.53%	10,583
2006	14.662948	16.566871	12.98%	11,147
2005	14.084571	14.662948	4.11%	13,132
2004	13.107555	14.084571	7.45%	13,364
2003*	10.000000	13.107555	31.08%	4,964
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.092105	23.275125	15.84%	10,260
2011	20.905984	20.092105	-3.89%	10,349
2010	17.256239	20.905984	21.15%	7,683
2009	12.805087	17.256239	34.76%	7,668
2008	20.980438	12.805087	-38.97%	7,695
2007	21.613466	20.980438	-2.93%	8,146
2006	19.146339	21.613466	12.89%	8,477
2005	17.724915	19.146339	8.02%	14,814
2004	15.106504	17.724915	17.33%	12,773
2003*	10.000000	15.106504	51.07%	6,377

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.987223	10.766121	7.80%	1,519
2011*	10.000000	9.987223	-0.13%	343
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.994236	14.067617	17.29%	0
2011	12.775674	11.994236	-6.12%	0
2010	11.345457	12.775674	12.61%	0
2009	8.877511	11.345457	27.80%	159
2008	14.709772	8.877511	-39.65%	159
2007	15.903032	14.709772	-7.50%	159
2006	13.935435	15.903032	14.12%	159
2005	13.450952	13.935435	3.60%	159
2004	12.296362	13.450952	9.39%	160
2003*	10.000000	12.296362	22.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.877022	15.455309	20.02%	0
2011	15.745956	12.877022	-18.22%	0
2010	14.536275	15.745956	8.32%	0
2009	11.846845	14.536275	22.70%	153
2008	21.470094	11.846845	-44.82%	153
2007	20.126048	21.470094	6.68%	153
2006	16.005375	20.126048	25.75%	322
2005	14.489276	16.005375	10.46%	322
2004	12.666032	14.489276	14.39%	322
2003*	10.000000	12.666032	26.66%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.095532	14.726397	12.45%	431
2011	16.191350	13.095532	-19.12%	453
2010	13.614505	16.191350	18.93%	1,668
2009	8.437519	13.614505	61.36%	336
2008	13.611018	8.437519	-38.01%	336
2007	13.103151	13.611018	3.88%	336
2006	12.622775	13.103151	3.81%	336
2005	12.130370	12.622775	4.06%	336
2004	11.730953	12.130370	3.40%	336
2003*	10.000000	11.730953	17.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	325
2011	10.526842	11.440381	8.68%	325
2010*	10.000000	10.526842	5.27%	130
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.601585	12.471297	7.50%	3,107
2011	11.179657	11.601585	3.77%	3,734
2010	10.626812	11.179657	5.20%	3,714
2009	9.868405	10.626812	7.69%	2,838
2008	11.194198	9.868405	-11.84%	2,838
2007	10.807431	11.194198	3.58%	2,838
2006	10.599662	10.807431	1.96%	2,511
2005	10.358581	10.599662	2.33%	6,462
2004	10.109894	10.358581	2.46%	6,292
2003*	10.000000	10.109894	1.10%	3,951
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.961342	24.324544	16.04%	701
2011	19.919197	20.961342	5.23%	701
2010	18.436694	19.919197	8.04%	701
2009	14.392771	18.436694	28.10%	766
2008	17.195289	14.392771	-16.30%	766
2007	16.417647	17.195289	4.74%	766
2006	15.049526	16.417647	9.09%	2,441
2005	13.631514	15.049526	10.40%	2,441
2004	12.578333	13.631514	8.37%	2,442
2003*	10.000000	12.578333	25.78%	2,201
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.719512	-2.80%	3,299
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.390773	14.184035	14.47%	249
2011	13.507693	12.390773	-8.27%	250
2010	12.212644	13.507693	10.60%	250
2009	9.762927	12.212644	25.09%	250
2008	15.960684	9.762927	-38.83%	251
2007	14.745808	15.960684	8.24%	251
2006	13.174858	14.745808	11.92%	252
2005	12.305393	13.174858	7.07%	257
2004	11.397435	12.305393	7.97%	283
2003*	10.000000	11.397435	13.97%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.443880	12.734563	11.28%	0
2011	10.915737	11.443880	4.84%	0
2010	9.786845	10.915737	11.53%	0
2009	8.610221	9.786845	13.67%	0
2008	12.338076	8.610221	-30.21%	0
2007	11.648573	12.338076	5.92%	0
2006	10.550649	11.648573	10.41%	0
2005	10.207230	10.550649	3.36%	0
2004*	10.000000	10.207230	2.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.717066	13.887103	18.52%	0
2011	12.599329	11.717066	-7.00%	0
2010*	10.000000	12.599329	25.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.337524	16.287702	6.20%	12,976
2011	16.329136	15.337524	-6.07%	16,446
2010	13.083275	16.329136	24.81%	0
2009	8.706050	13.083275	50.28%	0
2008	15.097100	8.706050	-42.33%	0
2007	13.475079	15.097100	12.04%	0
2006	11.149734	13.475079	20.86%	0
2005	10.659355	11.149734	4.60%	0
2004*	10.000000	10.659355	6.59%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.447175	14.045400	4.45%	0
2011	12.610075	13.447175	6.64%	0
2010	11.966245	12.610075	5.38%	0
2009	10.852908	11.966245	10.26%	0
2008	10.766384	10.852908	0.80%	0
2007	10.299170	10.766384	4.54%	0
2006	10.076320	10.299170	2.21%	0
2005	10.043946	10.076320	0.32%	0
2004*	10.000000	10.043946	0.44%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.634801	16.883353	15.36%	797
2011	14.021132	14.634801	4.38%	798
2010	12.632195	14.021132	11.00%	799
2009	10.666981	12.632195	18.42%	800
2008	18.279472	10.666981	-41.65%	928
2007	17.717215	18.279472	3.17%	1,045
2006	15.390535	17.717215	15.12%	1,045
2005	14.952834	15.390535	2.93%	1,047
2004	13.662722	14.952834	9.44%	1,048
2003*	10.000000	13.662722	36.63%	1,049
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.260226	23.617220	16.57%	0
2011	22.531759	20.260226	-10.08%	0
2010	18.088254	22.531759	24.57%	0
2009	12.885652	18.088254	40.38%	0
2008	20.381388	12.885652	-36.78%	0
2007	20.402960	20.381388	-0.11%	0
2006	18.155414	20.402960	12.38%	914
2005	17.302381	18.155414	4.93%	0
2004	14.766948	17.302381	17.17%	0
2003*	10.000000	14.766948	47.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.133644	1.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.911245	14.699118	5.66%	22,346
2011	12.650935	13.911245	9.96%	13,137
2010	12.230506	12.650935	3.44%	12,568
2009	11.277410	12.230506	8.45%	13,520
2008	11.645795	11.277410	-3.16%	15,640
2007	10.809888	11.645795	7.73%	14,664
2006	10.813529	10.809888	-0.03%	15,431
2005	10.819794	10.813529	-0.06%	11,705
2004	10.391879	10.819794	4.12%	1,923
2003*	10.000000	10.391879	3.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	0
2008	17.246416	11.076518	-35.77%	0
2007	17.604714	17.246416	-2.04%	239
2006	15.315119	17.604714	14.95%	249
2005	14.890772	15.315119	2.85%	259
2004	13.442526	14.890772	10.77%	269
2003*	10.000000	13.442526	34.43%	279

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.770885	15.748872	14.36%	595
2011	14.113318	13.770885	-2.43%	595
2010	12.055015	14.113318	17.07%	211
2009	9.438220	12.055015	27.73%	211
2008	12.705990	9.438220	-25.72%	211
2007	13.234752	12.705990	-4.00%	314
2006	11.186722	13.234752	18.31%	0
2005*	10.000000	11.186722	11.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	4,916
2011	13.012002	12.338136	-5.18%	507
2010	12.047512	13.012002	8.01%	541
2009*	10.000000	12.047512	20.48%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.752350	23.633971	13.89%	455
2011	20.971090	20.752350	-1.04%	944
2010	16.937364	20.971090	23.82%	1,065
2009	13.767326	16.937364	23.03%	754
2008	20.252351	13.767326	-32.02%	754
2007	20.719191	20.252351	-2.25%	754
2006	18.403088	20.719191	12.59%	755
2005	17.439945	18.403088	5.52%	544
2004	14.541108	17.439945	19.94%	119
2003*	10.000000	14.541108	45.41%	280
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.965480	17.004166	13.62%	18,864
2011	14.965816	14.965480	0.00%	18,482
2010	13.278689	14.965816	12.71%	14,721
2009	10.706193	13.278689	24.03%	6,808
2008	17.359068	10.706193	-38.33%	12,224
2007	16.804113	17.359068	3.30%	16,037
2006	14.822632	16.804113	13.37%	8,936
2005	14.423465	14.822632	2.77%	8,281
2004	13.282860	14.423465	8.59%	7,483
2003*	10.000000	13.282860	32.83%	691
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.193027	17.548607	8.37%	4,523
2011	15.133209	16.193027	7.00%	4,472
2010	13.367954	15.133209	13.21%	137
2009	11.114634	13.367954	20.27%	0
2008	16.072727	11.114634	-30.85%	0
2007	15.287971	16.072727	5.13%	134
2006	13.369024	15.287971	14.35%	134
2005	13.048499	13.369024	2.46%	126
2004	12.653727	13.048499	3.12%	0
2003*	10.000000	12.653727	26.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	0
2008	13.892332	8.506413	-38.77%	0
2007	15.914678	13.892332	-12.71%	0
2006	15.622711	15.914678	1.87%	0
2005	15.040310	15.622711	3.87%	0
2004	13.764492	15.040310	9.27%	0
2003*	10.000000	13.764492	37.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.383188	14.488942	8.26%	0
2011	14.393262	13.383188	-7.02%	0
2010	12.943469	14.393262	11.20%	0
2009	11.613339	12.943469	11.45%	0
2008	16.780832	11.613339	-30.79%	0
2007	15.555400	16.780832	7.88%	0
2006	13.652916	15.555400	13.93%	0
2005	13.643002	13.652916	0.07%	0
2004	12.944483	13.643002	5.40%	0
2003*	10.000000	12.944483	29.44%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.583144	13.550919	7.69%	5,125
2011	12.537641	12.583144	0.36%	5,351
2010	11.766909	12.537641	6.55%	5,594
2009	9.952237	11.766909	18.23%	4,609
2008	10.940382	9.952237	-9.03%	5,165
2007	10.575637	10.940382	3.45%	15,067
2006	10.341756	10.575637	2.26%	13,097
2005	10.406737	10.341756	-0.62%	8,855
2004	10.236130	10.406737	1.67%	1,591
2003*	10.000000	10.236130	2.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.974613	13.147371	9.79%	0
2011	12.221123	11.974613	-2.02%	0
2010	11.035277	12.221123	10.75%	0
2009	9.047398	11.035277	21.97%	0
2008	12.287101	9.047398	-26.37%	0
2007	11.517879	12.287101	6.68%	2,388
2006	10.681338	11.517879	7.83%	0
2005*	10.000000	10.681338	6.81%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.949934	13.295195	11.26%	5,381
2011	12.296505	11.949934	-2.82%	5,532
2010	10.930159	12.296505	12.50%	5,695
2009	8.641028	10.930159	26.49%	7,394
2008	13.068125	8.641028	-33.88%	7,626
2007	12.077926	13.068125	8.20%	4,583
2006	10.987647	12.077926	9.92%	4,717
2005*	10.000000	10.987647	9.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.642957	13.195500	13.33%	198
2011	12.176394	11.642957	-4.38%	199
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0
2008	13.596993	8.272037	-39.16%	0
2007	12.440804	13.596993	9.29%	0
2006	11.195544	12.440804	11.12%	0
2005*	10.000000	11.195544	11.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.668033	16.146646	3.05%	0
2011	16.795613	15.668033	-6.71%	6,438
2010	14.324389	16.795613	17.25%	4,301
2009	9.864477	14.324389	45.21%	4,301
2008	21.987615	9.864477	-55.14%	3,755
2007	15.343753	21.987615	43.30%	2,676
2006	13.370886	15.343753	14.75%	1,282
2005*	10.000000	13.370886	33.71%	309
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.750481	16.989318	15.18%	3,399
2011	14.892313	14.750481	-0.95%	3,138
2010	13.169727	14.892313	13.08%	4,249
2009	10.304503	13.169727	27.81%	4,232
2008	18.312401	10.304503	-43.73%	9,217
2007	18.377949	18.312401	-0.36%	16,965
2006	15.572455	18.377949	18.02%	13,308
2005	14.989922	15.572455	3.89%	12,900
2004	13.695185	14.989922	9.45%	8,672
2003*	10.000000	13.695185	36.95%	1,118

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.912234	16.786436	12.57%	2,765
2011	15.159132	14.912234	-1.63%	2,810
2010	12.437567	15.159132	21.88%	17,131
2009	9.877541	12.437567	25.92%	16,940
2008	19.051446	9.877541	-48.15%	576
2007	15.287281	19.051446	24.62%	88
2006	14.577120	15.287281	4.87%	88
2005	14.040855	14.577120	3.82%	89
2004	13.837109	14.040855	1.47%	71
2003*	10.000000	13.837109	38.37%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.360935	13.883368	3.91%	38,755
2011	12.685157	13.360935	5.33%	33,948
2010	11.986646	12.685157	5.83%	12,713
2009	10.549582	11.986646	13.62%	18,945
2008	11.105543	10.549582	-5.01%	20,154
2007	10.844196	11.105543	2.41%	36,110
2006	10.582306	10.844196	2.47%	16,354
2005	10.553929	10.582306	0.27%	3,028
2004	10.294225	10.553929	2.52%	2,046
2003*	10.000000	10.294225	2.94%	1,607
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.229340	26.185373	12.73%	7,049
2011	26.480213	23.229340	-12.28%	7,816
2010	20.930292	26.480213	26.52%	10,580
2009	15.220205	20.930292	37.52%	12,248
2008	25.612307	15.220205	-40.57%	13,237
2007	22.569273	25.612307	13.48%	14,447
2006	20.404472	22.569273	10.61%	12,841
2005	17.569807	20.404472	16.13%	10,092
2004	14.323670	17.569807	22.66%	5,059
2003*	10.000000	14.323670	43.24%	4,495
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.902216	18.835879	18.45%	419
2011	19.550492	15.902216	-18.66%	440
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
2005	16.480203	19.263360	16.89%	0
2004	14.780296	16.480203	11.50%	0
2003*	10.000000	14.780296	47.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.623088	12.590343	18.52%	8,099
2011	13.068080	10.623088	-18.71%	7,857
2010	11.770717	13.068080	11.02%	7,921
2009	9.478707	11.770717	24.18%	7,879
2008	17.185339	9.478707	-44.84%	8,019
2007	14.920770	17.185339	15.18%	11,801
2006	12.870128	14.920770	15.93%	2,734
2005	11.014450	12.870128	16.85%	2,122
2004*	10.000000	11.014450	10.14%	201
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.334851	22.923545	25.03%	1,001
2011	20.483684	18.334851	-10.49%	1,093
2010	16.476816	20.483684	24.32%	3,341
2009	10.655087	16.476816	54.64%	3,361
2008	22.229288	10.655087	-52.07%	3,597
2007	21.426839	22.229288	3.75%	3,544
2006	18.769584	21.426839	14.16%	2,795
2005	18.621989	18.769584	0.79%	488
2004	16.624081	18.621989	12.02%	335
2003*	10.000000	16.624081	66.24%	335
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	8,832
2011	11.599971	11.686925	0.75%	17,307
2010	10.462580	11.599971	10.87%	14,198
2009	7.841436	10.462580	33.43%	18,252
2008	11.328748	7.841436	-30.78%	18,165
2007	11.097057	11.328748	2.09%	30,381
2006*	10.000000	11.097057	10.97%	16,717
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.564188	18.248147	10.17%	9,154
2011	15.880295	16.564188	4.31%	9,321
2010	13.376801	15.880295	18.72%	9,953
2009	11.584978	13.376801	15.47%	6,617
2008	16.150306	11.584978	-28.27%	5,446
2007	16.867731	16.150306	-4.25%	9,744
2006	14.635223	16.867731	15.25%	14,130
2005	14.379808	14.635223	1.78%	8,103
2004	13.165549	14.379808	9.22%	3,819
2003*	10.000000	13.165549	31.66%	2,232

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.754378	24.176676	16.49%	4,372
2011	21.915273	20.754378	-5.30%	5,971
2010	17.369292	21.915273	26.17%	7,248
2009	13.666982	17.369292	27.09%	5,188
2008	20.736007	13.666982	-34.09%	2,909
2007	21.588889	20.736007	-3.95%	7,978
2006	18.754252	21.588889	15.11%	5,293
2005	17.522146	18.754252	7.03%	3,407
2004	14.389863	17.522146	21.77%	586
2003*	10.000000	14.389863	43.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.323718	17.061739	11.34%	122
2011	18.507729	15.323718	-17.20%	2,786
2010	16.005290	18.507729	15.64%	2,786
2009	9.421905	16.005290	69.87%	2,786
2008	20.232033	9.421905	-53.43%	122
2007	15.977560	20.232033	26.63%	2,324
2006	12.668305	15.977560	26.12%	609
2005*	10.000000	12.668305	26.68%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
2008	23.605325	13.848383	-41.33%	0
2007	20.779294	23.605325	13.60%	0
2006	17.387393	20.779294	19.51%	0
2005	16.038366	17.387393	8.41%	0
2004	13.751167	16.038366	16.63%	0
2003*	10.000000	13.751167	37.51%	1,057

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.563985	14.625279	16.41%	9,314
2011	14.294469	12.563985	-12.11%	11,651
2010	13.400201	14.294469	6.67%	11,848
2009	9.925906	13.400201	35.00%	12,049
2008	16.923267	9.925906	-41.35%	25,334
2007	14.898644	16.923267	13.59%	29,260
2006	12.465022	14.898644	19.52%	18,417
2005	11.501699	12.465022	8.38%	11,831
2004*	10.000000	11.501699	15.02%	3,535
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.898053	17.999125	13.22%	0
2011	16.291166	15.898053	-2.41%	26
2010	14.474584	16.291166	12.55%	26
2009	12.393923	14.474584	16.79%	77
2008	11.859368	12.393923	4.51%	3,410
2007	10.855571	11.859368	9.25%	12,788
2006	9.776034	10.855571	11.04%	3,056
2005*	10.000000	9.776034	-2.24%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.202217	2.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.972036	10.067227	12.21%	0
2011	10.308590	8.972036	-12.97%	0
2010*	10.000000	10.308590	3.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0
2010*	10.000000	11.283324	12.83%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	365
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.558890	13.554536	17.27%	0
2011	12.658677	11.558890	-8.69%	0
2010	11.837444	12.658677	6.94%	0
2009*	10.000000	11.837444	18.37%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.793279	7.93%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.047642	0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.607932	18.527280	11.56%	1,401
2011	16.651767	16.607932	-0.26%	1,474
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	142
2008	15.334560	12.665775	-17.40%	0
2007	14.131476	15.334560	8.51%	0
2006	13.006046	14.131476	8.65%	0
2005	12.276441	13.006046	5.94%	0
2004	11.520606	12.276441	6.56%	0
2003*	10.000000	11.520606	15.21%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.461218	21.280441	21.87%	0
2011	19.068241	17.461218	-8.43%	0
2010	18.198945	19.068241	4.78%	922
2009	12.666338	18.198945	43.68%	1,549
2008	23.114947	12.666338	-45.20%	3,043
2007	17.193769	23.114947	34.44%	2,579
2006	16.012813	17.193769	7.38%	3,023
2005	14.457079	16.012813	10.76%	2,644
2004	12.454292	14.457079	16.08%	1,201
2003*	10.000000	12.454292	24.54%	1,209
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.939732	-0.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.897782	29.954850	11.37%	1,327
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
2006	21.815277	31.477434	44.29%	0
2005	16.802152	21.815277	29.84%	0
2004	14.386862	16.802152	16.79%	0
2003*	10.000000	14.386862	43.87%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.802287	16.994792	14.81%	231
2011	14.987025	14.802287	-1.23%	248
2010	13.580329	14.987025	10.36%	265
2009	9.922038	13.580329	36.87%	283
2008	16.000722	9.922038	-37.99%	0
2007	14.647444	16.000722	9.24%	0
2006	13.871721	14.647444	5.59%	0
2005	13.524972	13.871721	2.56%	0
2004	12.611711	13.524972	7.24%	0
2003*	10.000000	12.611711	26.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.640806	18.974532	14.02%	17,228
2011	16.990082	16.640806	-2.06%	17,889
2010	15.524850	16.990082	9.44%	10,515
2009	12.884544	15.524850	20.49%	10,699
2008	19.469028	12.884544	-33.82%	463
2007	18.390788	19.469028	5.86%	0
2006	15.508758	18.390788	18.58%	1,160
2005	14.802915	15.508758	4.77%	1,160
2004	13.101256	14.802915	12.99%	1,160
2003*	10.000000	13.101256	31.01%	1,160
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.061649	10.145037	11.96%	0
2011*	10.000000	9.061649	-9.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.671001	15.394976	12.61%	2,590
2011	13.825581	13.671001	-1.12%	2,432
2010	12.417195	13.825581	11.34%	2,482
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	79,558
2011	10.089236	10.020388	-0.68%	71,944
2010	9.153218	10.089236	10.23%	76,297
2009	7.537242	9.153218	21.44%	78,045
2008	10.907812	7.537242	-30.90%	72,056
2007	10.444700	10.907812	4.43%	34,186
2006*	10.000000	10.444700	4.45%	20,100

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	15,456
2011	10.783999	11.219328	4.04%	9,985
2010	10.339936	10.783999	4.29%	11,967
2009	9.369657	10.339936	10.36%	14,450
2008	10.565011	9.369657	-11.31%	14,817
2007	10.426790	10.565011	1.33%	18,872
2006*	10.000000	10.426790	4.27%	5,291
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	6,184
2011	11.121844	9.925368	-10.76%	5,939
2010	10.154988	11.121844	9.52%	3,692
2009	7.288016	10.154988	39.34%	4,076
2008	12.070327	7.288016	-39.62%	3,824
2007	10.726774	12.070327	12.53%	6,841
2006*	10.000000	10.726774	7.27%	639
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	1,391
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0
2008	11.289658	6.197142	-45.11%	11,010
2007	10.254148	11.289658	10.10%	11,994
2006*	10.000000	10.254148	2.54%	3,857
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	17,338
2011	8.375360	8.057376	-3.80%	4,279
2010	7.669690	8.375360	9.20%	4,810
2009	5.964017	7.669690	28.60%	14,526
2008	9.786217	5.964017	-39.06%	14,473
2007*	10.000000	9.786217	-2.14%	1,343
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.639082	18.755489	12.72%	81
2011	16.287204	16.639082	2.16%	81
2010	14.627741	16.287204	11.34%	81
2009	10.181901	14.627741	43.66%	81
2008	14.369521	10.181901	-29.14%	98
2007	14.160558	14.369521	1.48%	156
2006	13.010580	14.160558	8.84%	260
2005	12.914147	13.010580	0.75%	1,582
2004	11.920518	12.914147	8.34%	606
2003*	10.000000	11.920518	19.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	4,449
2011	13.047033	13.327561	2.15%	8,438
2010	11.717100	13.047033	11.35%	9,019
2009	8.151351	11.717100	43.74%	9,613
2008	11.521221	8.151351	-29.25%	18,474
2007	11.349994	11.521221	1.51%	14,717
2006	10.428702	11.349994	8.83%	14,073
2005*	10.000000	10.428702	4.29%	2,242
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.856263	17.274269	16.28%	7,444
2011	15.492312	14.856263	-4.11%	7,584
2010	13.637622	15.492312	13.60%	5,852
2009	10.804956	13.637622	26.22%	3,473
2008	17.490950	10.804956	-38.23%	4,356
2007	18.252744	17.490950	-4.17%	18,034
2006	16.051165	18.252744	13.72%	9,314
2005	15.691383	16.051165	2.29%	2,255
2004	13.619525	15.691383	15.21%	719
2003*	10.000000	13.619525	36.20%	929
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	1,869
2009	5.098914	7.674674	50.52%	1,242
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.134578	10.011241	9.60%	18,765
2011	9.596199	9.134578	-4.81%	19,295
2010	7.892510	9.596199	21.59%	9,011
2009	6.110181	7.892510	29.17%	17,880
2008*	10.000000	6.110181	-38.90%	23,998
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	2,441
2011	9.123333	8.404994	-7.87%	2,537
2010	8.065347	9.123333	13.12%	40,446
2009	6.344226	8.065347	27.13%	49,020
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	42,061
2011	10.123577	9.827937	-2.92%	14,839
2010	9.318454	10.123577	8.64%	3,161
2009	7.903416	9.318454	17.90%	3,561
2008*	10.000000	7.903416	-20.97%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	6,101
2011	9.705119	9.220877	-4.99%	6,101
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	22,096
2011	10.578841	10.556847	-0.21%	24,820
2010	10.066259	10.578841	5.09%	18,597
2009	9.051407	10.066259	11.21%	16,659
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	28,473
2011	9.915082	9.529175	-3.89%	41,271
2010	9.047478	9.915082	9.59%	18,263
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	1,771
2011	10.290272	10.098600	-1.86%	1,994
2010	9.591116	10.290272	7.29%	2,223
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.522414	12.185985	5.76%	26,801
2011	11.021687	11.522414	4.54%	19,007
2010	10.489872	11.021687	5.07%	8,119
2009	9.817027	10.489872	6.85%	11,994
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	1,614
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
2008	49.331720	20.421084	-58.60%	0
2007	34.532168	49.331720	42.86%	0
2006	25.743289	34.532168	34.14%	0
2005	19.769023	25.743289	30.22%	0
2004	16.681255	19.769023	18.51%	0
2003*	10.000000	16.681255	66.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.999828	19.556960	15.04%	1,261
2011	22.317889	16.999828	-23.83%	8,445
2010	19.570955	22.317889	14.04%	5,826
2009	12.195283	19.570955	60.48%	3,629
2008	29.414021	12.195283	-58.54%	5,000
2007	20.553200	29.414021	43.11%	3,893
2006	15.295088	20.553200	34.38%	4,550
2005	11.731602	15.295088	30.38%	2,951
2004*	10.000000	11.731602	17.32%	422
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.976355	13.158533	1.40%	28,489
2011	12.294754	12.976355	5.54%	19,936
2010	11.924444	12.294754	3.11%	19,219
2009	11.801052	11.924444	1.05%	35,169
2008	11.133461	11.801052	6.00%	51,796
2007	10.559563	11.133461	5.43%	31,271
2006	10.383839	10.559563	1.69%	16,655
2005	10.218714	10.383839	1.62%	1,737
2004	10.056798	10.218714	1.61%	132
2003*	10.000000	10.056798	0.57%	570
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	10,658
2010	6.940738	7.717855	11.20%	10,658
2009	5.448853	6.940738	27.38%	10,658
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	4,631
2006*	10.000000	10.846210	8.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.266809	18.551422	14.04%	20,401
2011	17.207273	16.266809	-5.47%	17,486
2010	15.255212	17.207273	12.80%	19,428
2009	12.187565	15.255212	25.17%	19,426
2008	19.611669	12.187565	-37.86%	6,237
2007	18.811454	19.611669	4.25%	18,025
2006	16.357271	18.811454	15.00%	27,536
2005	15.400938	16.357271	6.21%	25,979
2004	13.726044	15.400938	12.20%	14,836
2003*	10.000000	13.726044	37.26%	1,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	12,394
2011	12.443560	12.353220	-0.73%	17,147
2010	11.515622	12.443560	8.06%	6,052
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	6,672
2011	13.310100	12.975019	-2.52%	6,751
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.755443	13.200453	3.49%	11,990
2011	12.593285	12.755443	1.29%	12,061
2010	12.085834	12.593285	4.20%	2,036
2009	11.259468	12.085834	7.34%	2,045
2008	12.175906	11.259468	-7.53%	30,408
2007	11.743052	12.175906	3.69%	30,008
2006	11.240596	11.743052	4.47%	28,463
2005	11.057226	11.240596	1.66%	26,336
2004	10.737468	11.057226	2.98%	539
2003*	10.000000	10.737468	7.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.792455	16.128952	9.03%	400,485
2011	15.038547	14.792455	-1.64%	488,647
2010	13.779143	15.038547	9.14%	285,787
2009	11.754010	13.779143	17.23%	265,221
2008	15.552908	11.754010	-24.43%	257,961
2007	14.960495	15.552908	3.96%	288,416
2006	13.653042	14.960495	9.58%	284,967
2005	13.170541	13.653042	3.66%	94,697
2004	12.219426	13.170541	7.78%	41,590
2003*	10.000000	12.219426	22.19%	4,674

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.783031	17.666886	11.94%	74,579
2011	16.387640	15.783031	-3.69%	77,578
2010	14.759653	16.387640	11.03%	128,688
2009	12.058324	14.759653	22.40%	90,787
2008	17.861621	12.058324	-32.49%	102,902
2007	17.101815	17.861621	4.44%	133,064
2006	15.172866	17.101815	12.71%	147,945
2005	14.400446	15.172866	5.36%	72,524
2004	13.055735	14.400446	10.30%	26,682
2003*	10.000000	13.055735	30.56%	23,600
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.945554	14.825135	6.31%	59,645
2011	13.885416	13.945554	0.43%	57,827
2010	13.003655	13.885416	6.78%	49,096
2009	11.535373	13.003655	12.73%	61,178
2008	13.798951	11.535373	-16.40%	94,571
2007	13.248273	13.798951	4.16%	62,367
2006	12.417219	13.248273	6.69%	94,046
2005	12.076800	12.417219	2.82%	57,096
2004	11.453215	12.076800	5.44%	6,808
2003*	10.000000	11.453215	14.53%	1,173
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.215069	15.398590	16.52%	14,163
2011	13.773149	13.215069	-4.05%	20,176
2010	12.898447	13.773149	6.78%	29,145
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.619756	23.834214	15.59%	3,580
2011	21.501436	20.619756	-4.10%	3,687
2010	17.314144	21.501436	24.18%	1,075
2009	12.866511	17.314144	34.57%	1,075
2008	20.580401	12.866511	-37.48%	1,076
2007	19.446772	20.580401	5.83%	3,566
2006	17.983657	19.446772	8.14%	1,077
2005	16.302727	17.983657	10.31%	626
2004	14.315619	16.302727	13.88%	278
2003*	10.000000	14.315619	43.16%	442

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.080544	9.918820	-1.60%	186,072
2011	10.243993	10.080544	-1.60%	225,911
2010	10.410549	10.243993	-1.60%	203,881
2009	10.575386	10.410549	-1.56%	91,735
2008	10.531068	10.575386	0.42%	36,478
2007	10.213733	10.531068	3.11%	15,462
2006	9.929517	10.213733	2.86%	14,847
2005	9.828303	9.929517	1.03%	3,381
2004	9.907723	9.828303	-0.80%	0
2003*	10.000000	9.907723	-0.92%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.753001	15.190129	10.45%	847
2011	13.241444	13.753001	3.86%	884
2010	12.168368	13.241444	8.82%	926
2009	9.942246	12.168368	22.39%	963
2008	12.216298	9.942246	-18.61%	1,561
2007	11.867168	12.216298	2.94%	1,905
2006	11.503052	11.867168	3.17%	1,736
2005	11.440175	11.503052	0.55%	714
2004	10.913127	11.440175	4.83%	0
2003*	10.000000	10.913127	9.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.081307	9.185849	13.67%	15,955
2011	9.086965	8.081307	-11.07%	18,472
2010	8.114390	9.086965	11.99%	10,121
2009	6.058679	8.114390	33.93%	16,749
2008*	10.000000	6.058679	-39.41%	18,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0
2005	16.238833	17.863159	10.00%	0
2004	13.752384	16.238833	18.08%	0
2003*	10.000000	13.752384	37.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.831320	10.162321	15.07%	7,857
2011	10.735276	8.831320	-17.74%	9,612
2010	10.306722	10.735276	4.16%	9,017
2009	8.088797	10.306722	27.42%	9,314
2008	15.351794	8.088797	-47.31%	19,569
2007	15.192857	15.351794	1.05%	21,260
2006	12.613064	15.192857	20.45%	7,975
2005	11.464644	12.613064	10.02%	0
2004*	10.000000	11.464644	14.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.657050	9.893093	14.28%	9,254
2011	9.091405	8.657050	-4.78%	9,386
2010	8.009068	9.091405	13.51%	5,489
2009	6.292346	8.009068	27.28%	10,825
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	1,871
2011	8.735710	8.072481	-7.59%	1,871
2010	7.874053	8.735710	10.94%	1,872
2009	6.280491	7.874053	25.37%	1,872
2008*	10.000000	6.280491	-37.20%	151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.049132	10.207959	12.81%	10,197
2011	9.624361	9.049132	-5.98%	10,635
2010	7.733736	9.624361	24.45%	6,687
2009	6.202867	7.733736	24.68%	11,106
2008*	10.000000	6.202867	-37.97%	7,610
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	9,440
2011	10.103648	9.711509	-3.88%	9,246
2010	8.582814	10.103648	17.72%	5,983
2009	6.685366	8.582814	28.38%	8,316
2008*	10.000000	6.685366	-33.15%	13,302
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	14.010209	15.590460	11.28%	60
2011	14.361230	14.010209	-2.44%	60
2010	11.665889	14.361230	23.10%	60
2009	9.321418	11.665889	25.15%	60
2008	17.719173	9.321418	-47.39%	60
2007	16.446395	17.719173	7.74%	95
2006	16.228647	16.446395	1.34%	88
2005	15.307615	16.228647	6.02%	308
2004	13.746313	15.307615	11.36%	163
2003*	10.000000	13.746313	37.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.558424	23.152434	18.38%	0
2011	21.022225	19.558424	-6.96%	1,397
2010	16.891763	21.022225	24.45%	0
2009	13.639292	16.891763	23.85%	0
2008	20.474906	13.639292	-33.39%	0
2007	22.431312	20.474906	-8.72%	74
2006	19.466836	22.431312	15.23%	0
2005	19.247126	19.466836	1.14%	271
2004	16.718464	19.247126	15.12%	215
2003*	10.000000	16.718464	67.18%	160
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	19.037780	21.584842	13.38%	0
2011	20.538617	19.037780	-7.31%	0
2010	16.700576	20.538617	22.98%	2,739
2009	12.625283	16.700576	32.28%	109
2008	20.814123	12.625283	-39.34%	3,116
2007	20.761119	20.814123	0.26%	4,797
2006	18.879084	20.761119	9.97%	6,810
2005	17.128629	18.879084	10.22%	2,202
2004	14.654395	17.128629	16.88%	222
2003*	10.000000	14.654395	46.54%	160
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.792245	15.450290	12.02%	11,673
2011	13.963239	13.792245	-1.22%	12,698
2010	12.532874	13.963239	11.41%	5,696
2009	10.144166	12.532874	23.55%	10,083
2008	17.656561	10.144166	-42.55%	13,908
2007	16.632365	17.656561	6.16%	19,445
2006	14.904674	16.632365	11.59%	9,622
2005	14.150175	14.904674	5.33%	0
2004	13.128576	14.150175	7.78%	0
2003*	10.000000	13.128576	31.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.548921	10.859827	13.73%	4,942
2011	9.142631	9.548921	4.44%	7,967
2010	7.156887	9.142631	27.75%	16,381
2009	5.572806	7.156887	28.43%	5,970
2008*	10.000000	5.572806	-44.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	1,257
2011	10.448755	10.415485	-0.32%	4,984
2010	10.367761	10.448755	0.78%	4,984
2009	9.836967	10.367761	5.40%	91
2008*	10.000000	9.836967	-1.63%	17,749

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	12,136
2011	13.493927	11.628298	-13.83%	14,015
2010	12.894893	13.493927	4.65%	6,967
2009*	10.000000	12.894893	28.95%	11,693
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.362834	12.080963	16.58%	0
2011	12.012443	10.362834	-13.73%	0
2010	10.004976	12.012443	20.06%	0
2009	7.558969	10.004976	32.36%	0
2008	14.342309	7.558969	-47.30%	0
2007	14.123012	14.342309	1.55%	17,603
2006	11.625396	14.123012	21.48%	10,755
2005*	10.000000	11.625396	16.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.217747	10.516856	2.93%	29,423
2011	10.353523	10.217747	-1.31%	17,685
2010	9.993690	10.353523	3.60%	9,362
2009	8.961825	9.993690	11.51%	12,909
2008	10.520337	8.961825	-14.81%	20,307
2007	10.205378	10.520337	3.09%	36,033
2006	9.952665	10.205378	2.54%	22,180
2005	9.970148	9.952665	-0.18%	6,181
2004	10.053922	9.970148	-0.83%	392
2003*	10.000000	10.053922	0.54%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.750231	13.652448	7.08%	0
2011	13.096010	12.750231	-2.64%	0
2010	11.126711	13.096010	17.70%	0
2009	9.211628	11.126711	20.79%	0
2008	15.467086	9.211628	-40.44%	0
2007	15.639468	15.467086	-1.10%	0
2006	15.100041	15.639468	3.57%	0
2005	14.912765	15.100041	1.26%	0
2004	13.546314	14.912765	10.09%	0
2003*	10.000000	13.546314	35.46%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.103511	16.492999	9.20%	0
2011	15.836435	15.103511	-4.63%	0
2010	13.099765	15.836435	20.89%	0
2009	10.129439	13.099765	29.32%	0
2008	16.999583	10.129439	-40.41%	0
2007	16.055160	16.999583	5.88%	27,248
2006	14.349244	16.055160	11.89%	13,367
2005	13.646139	14.349244	5.15%	0
2004	12.242250	13.646139	11.47%	0
2003*	10.000000	12.242250	22.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.858138	15.303238	19.02%	3,927
2011	14.279575	12.858138	-9.95%	3,971
2010	12.545889	14.279575	13.82%	4,484
2009	9.147556	12.545889	37.15%	4,531
2008	15.584368	9.147556	-41.30%	4,576
2007	14.934359	15.584368	4.35%	5,310
2006	12.927265	14.934359	15.53%	8,716
2005	11.518744	12.927265	12.23%	3,064
2004*	10.000000	11.518744	15.19%	1,394
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
2008	23.938117	14.054712	-41.29%	0
2007	22.934794	23.938117	4.37%	0
2006	19.858496	22.934794	15.49%	0
2005	17.692814	19.858496	12.24%	0
2004	15.125050	17.692814	16.98%	0
2003*	10.000000	15.125050	51.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.146203	1.46%	368
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.408177	16.531856	14.74%	17,412
2011	14.688167	14.408177	-1.91%	18,928
2010	12.887321	14.688167	13.97%	12,510
2009	10.232409	12.887321	25.95%	16,584
2008	16.943761	10.232409	-39.61%	20,448
2007	16.534344	16.943761	2.48%	25,885
2006	14.641582	16.534344	12.93%	16,604
2005	14.071167	14.641582	4.05%	3,126
2004	13.101729	14.071167	7.40%	938
2003*	10.000000	13.101729	31.02%	269
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	20.001744	23.158650	15.78%	809
2011	20.822521	20.001744	-3.94%	869
2010	17.196075	20.822521	21.09%	958
2009	12.766925	17.196075	34.69%	1,284
2008	20.928584	12.766925	-39.00%	4,148
2007	21.571062	20.928584	-2.98%	5,192
2006	19.118454	21.571062	12.83%	1,958
2005	17.708055	19.118454	7.96%	0
2004	15.099793	17.708055	17.27%	0
2003*	10.000000	15.099793	51.00%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	4,731
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	26,556
2011	11.310867	11.242559	-0.60%	16,431
2010	10.928078	11.310867	3.50%	11,739
2009*	10.000000	10.928078	9.28%	5,156
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.983857	10.756996	7.74%	31,181
2011*	10.000000	9.983857	-0.16%	23,147
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	0
2009	8.851975	11.307063	27.73%	0
2008	14.674939	8.851975	-39.68%	0
2007	15.873489	14.674939	-7.55%	0
2006	13.916589	15.873489	14.06%	0
2005	13.439563	13.916589	3.55%	0
2004	12.292191	13.439563	9.33%	0
2003*	10.000000	12.292191	22.92%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.820437	15.379563	19.96%	135
2011	15.684717	12.820437	-18.26%	135
2010	14.487090	15.684717	8.27%	135
2009	11.812774	14.487090	22.64%	135
2008	21.419267	11.812774	-44.85%	136
2007	20.088657	21.419267	6.62%	136
2006	15.983722	20.088657	25.68%	136
2005	14.477008	15.983722	10.41%	136
2004	12.661737	14.477008	14.34%	136
2003*	10.000000	12.661737	26.62%	137

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	13.038025	14.654259	12.40%	144
2011	16.128426	13.038025	-19.16%	145
2010	13.568489	16.128426	18.87%	145
2009	8.413264	13.568489	61.27%	145
2008	13.578796	8.413264	-38.04%	145
2007	13.078796	13.578796	3.82%	146
2006	12.605700	13.078796	3.75%	146
2005	12.120096	12.605700	4.01%	146
2004	11.726971	12.120096	3.35%	147
2003*	10.000000	11.726971	17.27%	147
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	988
2011	10.523301	11.430744	8.62%	988
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.550641	12.410211	7.44%	974
2011	11.136196	11.550641	3.72%	984
2010	10.590879	11.136196	5.15%	1,043
2009	9.840028	10.590879	7.63%	919
2008	11.167683	9.840028	-11.89%	13,474
2007	10.787340	11.167683	3.53%	23,255
2006	10.585324	10.787340	1.91%	12,641
2005	10.349803	10.585324	2.28%	0
2004	10.106459	10.349803	2.41%	0
2003*	10.000000	10.106459	1.06%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
2005	13.617677	15.026650	10.35%	0
2004	12.571945	13.617677	8.32%	0
2003*	10.000000	12.571945	25.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.716203	-2.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.338166	14.116633	14.41%	0
2011	13.457148	12.338166	-8.32%	0
2010	12.173121	13.457148	10.55%	2,445
2009	9.736275	12.173121	25.03%	2,445
2008	15.925219	9.736275	-38.86%	2,445
2007	14.720560	15.925219	8.18%	2,445
2006	13.158971	14.720560	11.87%	2,445
2005	12.296790	13.158971	7.01%	2,701
2004	11.395253	12.296790	7.91%	0
2003*	10.000000	11.395253	13.95%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.402508	12.682077	11.22%	0
2011	10.881786	11.402508	4.79%	0
2010	9.761367	10.881786	11.48%	0
2009	8.592173	9.761367	13.61%	0
2008	12.318477	8.592173	-30.25%	0
2007	11.636014	12.318477	5.87%	0
2006	10.544626	11.636014	10.35%	0
2005	10.206577	10.544626	3.31%	0
2004*	10.000000	10.206577	2.07%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.708391	13.869773	18.46%	2,311
2011	12.596383	11.708391	-7.05%	2,435
2010*	10.000000	12.596383	25.96%	2,545
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.282160	16.220645	6.14%	0
2011	16.278442	15.282160	-6.12%	0
2010	13.049273	16.278442	24.75%	4,947
2009	8.687827	13.049273	50.20%	0
2008	15.073171	8.687827	-42.36%	0
2007	13.460593	15.073171	11.98%	0
2006	11.143386	13.460593	20.79%	0
2005	10.658672	11.143386	4.55%	0
2004*	10.000000	10.658672	6.59%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.398596	13.987540	4.40%	0
2011	12.570896	13.398596	6.58%	0
2010	11.935129	12.570896	5.33%	0
2009	10.830188	11.935129	10.20%	0
2008	10.749305	10.830188	0.75%	0
2007	10.288084	10.749305	4.48%	0
2006	10.070573	10.288084	2.16%	0
2005	10.043305	10.070573	0.27%	0
2004*	10.000000	10.043305	0.43%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.568916	16.798786	15.31%	926
2011	13.965093	14.568916	4.32%	926
2010	12.588102	13.965093	10.94%	1,311
2009	10.635157	12.588102	18.36%	3,060
2008	18.234239	10.635157	-41.67%	7,049
2007	17.682415	18.234239	3.12%	7,681
2006	15.368090	17.682415	15.06%	7,914
2005	14.938595	15.368090	2.88%	8,050
2004	13.656648	14.938595	9.39%	8,175
2003*	10.000000	13.656648	36.57%	6,728
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.169062	23.498981	16.51%	2,110
2011	22.441763	20.169062	-10.13%	2,545
2010	18.025144	22.441763	24.50%	2,895
2009	12.847226	18.025144	40.30%	2,743
2008	20.330966	12.847226	-36.81%	1,453
2007	20.362893	20.330966	-0.16%	0
2006	18.128936	20.362893	12.32%	0
2005	17.285895	18.128936	4.88%	0
2004	14.760375	17.285895	17.11%	0
2003*	10.000000	14.760375	47.60%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.847781	14.624601	5.61%	25,334
2011	12.599605	13.847781	9.91%	24,708
2010	12.187068	12.599605	3.39%	24,227
2009	11.243069	12.187068	8.40%	33,053
2008	11.616236	11.243069	-3.21%	35,468
2007	10.787966	11.616236	7.68%	22,568
2006	10.797069	10.787966	-0.08%	19,707
2005	10.808802	10.797069	-0.11%	20,940
2004	10.386599	10.808802	4.06%	11,006
2003*	10.000000	10.386599	3.87%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
2010	12.791734	14.324589	11.98%	0
2009	11.043504	12.791734	15.83%	0
2008	17.203758	11.043504	-35.81%	739
2007	17.570143	17.203758	-2.09%	739
2006	15.292793	17.570143	14.89%	739
2005	14.876592	15.292793	2.80%	739
2004	13.436555	14.876592	10.72%	774
2003*	10.000000	13.436555	34.37%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.724321	15.687623	14.31%	5,461
2011	14.072724	13.724321	-2.48%	5,187
2010	12.026450	14.072724	17.01%	3,922
2009	9.420649	12.026450	27.66%	4,867
2008	12.688800	9.420649	-25.76%	9,972
2007	13.223600	12.688800	-4.04%	16,277
2006	11.182961	13.223600	18.25%	7,428
2005*	10.000000	11.182961	11.83%	283
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	2,384
2011	13.000998	12.321456	-5.23%	2,384
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.658938	23.515604	13.83%	4,518
2011	20.887287	20.658938	-1.09%	5,162
2010	16.878256	20.887287	23.75%	6,238
2009	13.726260	16.878256	22.96%	1,033
2008	20.202242	13.726260	-32.06%	724
2007	20.678506	20.202242	-2.30%	322
2006	18.376258	20.678506	12.53%	448
2005	17.423346	18.376258	5.47%	337
2004	14.534647	17.423346	19.87%	199
2003*	10.000000	14.534647	45.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.898131	16.919025	13.56%	4,502
2011	14.906019	14.898131	-0.05%	10,290
2010	13.232351	14.906019	12.65%	21,804
2009	10.674260	13.232351	23.97%	24,809
2008	17.316115	10.674260	-38.36%	39,183
2007	16.771098	17.316115	3.25%	41,149
2006	14.801006	16.771098	13.31%	46,163
2005	14.409719	14.801006	2.72%	57,754
2004	13.276956	14.409719	8.53%	50,447
2003*	10.000000	13.276956	32.77%	4,280
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.120166	17.460762	8.32%	29,847
2011	15.072767	16.120166	6.95%	29,946
2010	13.321316	15.072767	13.15%	28,398
2009	11.081494	13.321316	20.21%	29,076
2008	16.032965	11.081494	-30.88%	29,650
2007	15.257937	16.032965	5.08%	30,189
2006	13.349526	15.257937	14.30%	30,637
2005	13.036073	13.349526	2.40%	31,130
2004	12.648103	13.036073	3.07%	7,612
2003*	10.000000	12.648103	26.48%	789

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	0
2009	8.481035	10.490067	23.69%	0
2008	13.857955	8.481035	-38.80%	0
2007	15.883417	13.857955	-12.75%	0
2006	15.599935	15.883417	1.82%	0
2005	15.025992	15.599935	3.82%	0
2004	13.758382	15.025992	9.21%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
2010	12.898309	14.335746	11.14%	1,161
2009	11.578706	12.898309	11.40%	2,890
2008	16.739323	11.578706	-30.83%	11,626
2007	15.524848	16.739323	7.82%	12,920
2006	13.632999	15.524848	13.88%	16,462
2005	13.630001	13.632999	0.02%	16,911
2004	12.938731	13.630001	5.34%	17,574
2003*	10.000000	12.938731	29.39%	14,557
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.526479	13.483014	7.64%	17,869
2011	12.487507	12.526479	0.31%	12,304
2010	11.725828	12.487507	6.50%	24,643
2009	9.922522	11.725828	18.17%	24,463
2008	10.913274	9.922522	-9.08%	21,818
2007	10.554827	10.913274	3.40%	19,494
2006	10.326635	10.554827	2.21%	19,330
2005	10.396791	10.326635	-0.67%	22,556
2004	10.231557	10.396791	1.61%	15,209
2003*	10.000000	10.231557	2.32%	4,280
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.934095	13.096219	9.74%	29,677
2011	12.185958	11.934095	-2.07%	30,738
2010	11.009109	12.185958	10.69%	28,705
2009	9.030532	11.009109	21.91%	28,013
2008	12.270447	9.030532	-26.40%	15,510
2007	11.508159	12.270447	6.62%	12,567
2006	10.677738	11.508159	7.78%	0
2005*	10.000000	10.677738	6.78%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.909512	13.243470	11.20%	28,242
2011	12.261133	11.909512	-2.87%	33,929
2010	10.904247	12.261133	12.44%	35,537
2009	8.624928	10.904247	26.43%	31,719
2008	13.050422	8.624928	-33.91%	27,499
2007	12.067730	13.050422	8.14%	14,277
2006	10.983946	12.067730	9.87%	3,768
2005*	10.000000	10.983946	9.84%	3,768
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.603570	13.144174	13.28%	454
2011	12.141367	11.603570	-4.43%	134
2010	10.652237	12.141367	13.98%	485
2009	8.256627	10.652237	29.01%	2,248
2008	13.578595	8.256627	-39.19%	3,742
2007	12.430320	13.578595	9.24%	1,769
2006	11.191771	12.430320	11.07%	1,771
2005*	10.000000	11.191771	11.92%	2,758
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.615016	16.083805	3.00%	4,367
2011	16.747282	15.615016	-6.76%	10,649
2010	14.290426	16.747282	17.19%	11,802
2009	9.846095	14.290426	45.14%	11,982
2008	21.957844	9.846095	-55.16%	7,939
2007	15.330811	21.957844	43.23%	3,536
2006	13.366391	15.330811	14.70%	1,422
2005*	10.000000	13.366391	33.66%	444
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.684086	16.904240	15.12%	13,874
2011	14.832803	14.684086	-1.00%	24,946
2010	13.123762	14.832803	13.02%	44,735
2009	10.273769	13.123762	27.74%	58,462
2008	18.267085	10.273769	-43.76%	98,915
2007	18.341851	18.267085	-0.41%	113,484
2006	15.549744	18.341851	17.96%	121,837
2005	14.975649	15.549744	3.83%	118,775
2004	13.689096	14.975649	9.40%	85,834
2003*	10.000000	13.689096	36.89%	12,958

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.845147	16.702413	12.51%	6,281
2011	15.098585	14.845147	-1.68%	10,651
2010	12.394179	15.098585	21.82%	27,401
2009	9.848087	12.394179	25.85%	32,395
2008	19.004321	9.848087	-48.18%	48,817
2007	15.257253	19.004321	24.56%	54,690
2006	14.555865	15.257253	4.82%	55,929
2005	14.027481	14.555865	3.77%	61,494
2004	13.830954	14.027481	1.42%	60,240
2003*	10.000000	13.830954	38.31%	2,675
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.300838	13.813877	3.86%	204,517
2011	12.634498	13.300838	5.27%	126,647
2010	11.944844	12.634498	5.77%	163,384
2009	10.518145	11.944844	13.56%	223,042
2008	11.078071	10.518145	-5.05%	223,960
2007	10.822894	11.078071	2.36%	191,061
2006	10.566867	10.822894	2.42%	39,462
2005	10.543870	10.566867	0.22%	33,916
2004	10.289636	10.543870	2.47%	26,584
2003*	10.000000	10.289636	2.90%	3,272
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.124802	26.054250	12.67%	37,180
2011	26.374436	23.124802	-12.32%	44,461
2010	20.857274	26.374436	26.45%	81,784
2009	15.174819	20.857274	37.45%	65,690
2008	25.548950	15.174819	-40.60%	74,623
2007	22.524947	25.548950	13.43%	73,928
2006	20.374726	22.524947	10.55%	66,682
2005	17.553083	20.374726	16.07%	59,585
2004	14.317299	17.553083	22.60%	44,560
2003*	10.000000	14.317299	43.17%	5,830
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	0
2009	14.135600	17.547585	24.14%	0
2008	25.648120	14.135600	-44.89%	0
2007	22.281112	25.648120	15.11%	0
2006	19.235244	22.281112	15.83%	0
2005	16.464488	19.235244	16.83%	0
2004	14.773707	16.464488	11.44%	0
2003*	10.000000	14.773707	47.74%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.581819	12.535043	18.46%	6,480
2011	13.023929	10.581819	-18.75%	6,073
2010	11.736903	13.023929	10.97%	4,631
2009	9.456278	11.736903	24.12%	5,027
2008	17.153400	9.456278	-44.87%	5,492
2007	14.900646	17.153400	15.12%	4,543
2006	12.859292	14.900646	15.87%	4,782
2005	11.010757	12.859292	16.79%	3,186
2004*	10.000000	11.010757	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.252309	22.808749	24.96%	955
2011	20.401827	18.252309	-10.54%	4,395
2010	16.419302	20.401827	24.26%	13,885
2009	10.623298	16.419302	54.56%	15,031
2008	22.174284	10.623298	-52.09%	15,975
2007	21.384742	22.174284	3.69%	16,859
2006	18.742199	21.384742	14.10%	17,459
2005	18.604251	18.742199	0.74%	25,454
2004	16.616684	18.604251	11.96%	14,299
2003*	10.000000	16.616684	66.17%	182
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	114,135
2011	11.572490	11.653327	0.70%	117,352
2010	10.443102	11.572490	10.81%	83,285
2009	7.830809	10.443102	33.36%	71,909
2008	11.319149	7.830809	-30.82%	38,978
2007	11.093323	11.319149	2.04%	25,242
2006*	10.000000	11.093323	10.93%	2,765
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.489655	18.156779	10.11%	48,002
2011	15.816861	16.489655	4.25%	65,365
2010	13.330123	15.816861	18.66%	94,956
2009	11.550423	13.330123	15.41%	109,530
2008	16.110330	11.550423	-28.30%	136,260
2007	16.834586	16.110330	-4.30%	146,558
2006	14.613875	16.834586	15.20%	191,890
2005	14.366106	14.613875	1.72%	175,173
2004	13.159690	14.366106	9.17%	195,578
2003*	10.000000	13.159690	31.60%	9,874

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.660964	24.055596	16.43%	29,435
2011	21.827702	20.660964	-5.35%	22,886
2010	17.308677	21.827702	26.11%	23,507
2009	13.626214	17.308677	27.02%	38,715
2008	20.684706	13.626214	-34.12%	4,187
2007	21.546487	20.684706	-4.00%	4,796
2006	18.726904	21.546487	15.06%	1,766
2005	17.505456	18.726904	6.98%	1,329
2004	14.383471	17.505456	21.71%	543
2003*	10.000000	14.383471	43.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	4,391
2011	9.143771	8.854528	-3.16%	9,897
2010	8.432430	9.143771	8.44%	2,123
2009	6.582545	8.432430	28.10%	1,960
2008*	10.000000	6.582545	-34.17%	589
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.271912	16.995397	11.29%	993
2011	18.454517	15.271912	-17.25%	1,023
2010	15.967378	18.454517	15.58%	1,247
2009	9.404354	15.967378	69.79%	1,541
2008	20.204667	9.404354	-53.45%	1,889
2007	15.964102	20.204667	26.56%	1,777
2006	12.664040	15.964102	26.06%	1,494
2005*	10.000000	12.664040	26.64%	472
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	0
2009	13.807096	18.609404	34.78%	0
2008	23.546943	13.807096	-41.36%	0
2007	20.738490	23.546943	13.54%	0
2006	17.362045	20.738490	19.45%	0
2005	16.023099	17.362045	8.36%	0
2004	13.745055	16.023099	16.57%	0
2003*	10.000000	13.745055	37.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.515171	14.561043	16.35%	19,891
2011	14.246155	12.515171	-12.15%	20,225
2010	13.361704	14.246155	6.62%	19,252
2009	9.902420	13.361704	34.93%	18,387
2008	16.891835	9.902420	-41.38%	111,399
2007	14.878566	16.891835	13.53%	54,566
2006	12.454527	14.878566	19.46%	2,912
2005	11.497838	12.454527	8.32%	2,559
2004*	10.000000	11.497838	14.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.844268	17.929089	13.16%	18,138
2011	16.244287	15.844268	-2.46%	18,527
2010	14.440264	16.244287	12.49%	22,329
2009	12.370829	14.440264	16.73%	8,141
2008	11.843292	12.370829	4.45%	5,644
2007	10.846399	11.843292	9.19%	6,602
2006	9.772731	10.846399	10.99%	3,887
2005*	10.000000	9.772731	-2.27%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.966729	10.056154	12.15%	0
2011	10.307723	8.966729	-13.01%	0
2010*	10.000000	10.307723	3.08%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.622621	-3.77%	135
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	521
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	2,564
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.543254	13.529317	17.21%	3,751
2011	12.647958	11.543254	-8.73%	3,786
2010	11.833436	12.647958	6.88%	12,228
2009*	10.000000	11.833436	18.33%	555

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.789629	7.90%	4,794
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.044239	0.44%	1,292
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.533207	18.434528	11.50%	799
2011	16.585253	16.533207	-0.31%	799
2010	15.596971	16.585253	6.34%	3,865
2009	12.628010	15.596971	23.51%	3,423
2008	15.296614	12.628010	-17.45%	3,423
2007	14.103710	15.296614	8.46%	3,423
2006	12.987069	14.103710	8.60%	3,423
2005	12.264747	12.987069	5.89%	3,423
2004	11.515483	12.264747	6.51%	3,423
2003*	10.000000	11.515483	15.15%	1,130
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.382589	21.173835	21.81%	9,613
2011	18.992013	17.382589	-8.47%	12,421
2010	18.135409	18.992013	4.72%	15,099
2009	12.628535	18.135409	43.61%	16,684
2008	23.057716	12.628535	-45.23%	15,822
2007	17.159960	23.057716	34.37%	8,394
2006	15.989434	17.159960	7.32%	891
2005	14.443288	15.989434	10.70%	891
2004	12.448743	14.443288	16.02%	891
2003*	10.000000	12.448743	24.49%	779
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.936310	-0.64%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.776690	29.804798	11.31%	3,044
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	0
2009	18.581296	32.725021	76.12%	0
2008	39.550946	18.581296	-53.02%	0
2007	31.415594	39.550946	25.90%	0
2006	21.783453	31.415594	44.22%	0
2005	16.786144	21.783453	29.77%	0
2004	14.380462	16.786144	16.73%	0
2003*	10.000000	14.380462	43.80%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.735651	16.909676	14.75%	773
2011	14.927118	14.735651	-1.28%	1,385
2010	13.532917	14.927118	10.30%	2,140
2009	9.892430	13.532917	36.80%	3,409
2008	15.961113	9.892430	-38.02%	11,534
2007	14.618661	15.961113	9.18%	14,011
2006	13.851478	14.618661	5.54%	15,757
2005	13.512077	13.851478	2.51%	16,167
2004	12.606092	13.512077	7.19%	12,560
2003*	10.000000	12.606092	26.06%	121
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.203835	2.04%	493
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.565938	18.879545	13.97%	95,131
2011	16.922218	16.565938	-2.11%	72,715
2010	15.470701	16.922218	9.38%	89,434
2009	12.846129	15.470701	20.43%	102,005
2008	19.420875	12.846129	-33.85%	23,005
2007	18.354658	19.420875	5.81%	16,152
2006	15.486129	18.354658	18.52%	8,125
2005	14.788799	15.486129	4.72%	8,845
2004	13.095420	14.788799	12.93%	4,300
2003*	10.000000	13.095420	30.95%	1,640
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	2,649
2011	10.724430	10.360352	-3.39%	3,532
2010*	10.000000	10.724430	7.24%	704
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.058584	10.136450	11.90%	1,042
2011*	10.000000	9.058584	-9.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.652497	15.366307	12.55%	47,912
2011	13.813869	13.652497	-1.17%	45,252
2010	12.412989	13.813869	11.29%	55,919
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	1,068,662
2011	10.065308	9.991547	-0.73%	999,548
2010	9.136156	10.065308	10.17%	1,075,428
2009	7.527012	9.136156	21.38%	1,138,124
2008	10.898553	7.527012	-30.94%	850,782
2007	10.441173	10.898553	4.38%	413,416
2006*	10.000000	10.441173	4.41%	13,274

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	516,529
2011	10.758440	11.187080	3.98%	325,337
2010	10.320671	10.758440	4.24%	354,489
2009	9.356954	10.320671	10.30%	373,914
2008	10.556053	9.356954	-11.36%	335,774
2007	10.423276	10.556053	1.27%	155,690
2006*	10.000000	10.423276	4.23%	7,535
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	24,069
2011	11.095465	9.896797	-10.80%	51,627
2010	10.136054	11.095465	9.47%	53,371
2009	7.278126	10.136054	39.27%	39,631
2008	12.060105	7.278126	-39.65%	33,511
2007	10.723164	12.060105	12.47%	21,050
2006*	10.000000	10.723164	7.23%	5,452
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	75,079
2011	9.819331	9.204869	-6.26%	74,159
2010	8.447133	9.819331	16.24%	66,839
2009	6.188730	8.447133	36.49%	77,151
2008	11.280075	6.188730	-45.14%	85,462
2007	10.250695	11.280075	10.04%	36,780
2006*	10.000000	10.250695	2.51%	1,277
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	627,862
2011	8.359747	8.038264	-3.85%	430,241
2010	7.659289	8.359747	9.15%	462,429
2009	5.958951	7.659289	28.53%	488,962
2008	9.782890	5.958951	-39.09%	417,515
2007*	10.000000	9.782890	-2.17%	117,009
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	1,544
2010	14.576686	16.222119	11.29%	0
2009	10.151515	14.576686	43.59%	0
2008	14.333947	10.151515	-29.18%	0
2007	14.132721	14.333947	1.42%	0
2006	12.991591	14.132721	8.78%	1,019
2005	12.901837	12.991591	0.70%	1,629
2004	11.915207	12.901837	8.28%	1,019
2003*	10.000000	11.915207	19.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	28,780
2011	13.009539	13.282530	2.10%	29,425
2010	11.689363	13.009539	11.29%	5,051
2009	8.136171	11.689363	43.67%	6,115
2008	11.505618	8.136171	-29.29%	6,101
2007	11.340421	11.505618	1.46%	4,027
2006	10.425180	11.340421	8.78%	3,370
2005*	10.000000	10.425180	4.25%	55
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.789355	17.187714	16.22%	20,646
2011	15.430371	14.789355	-4.15%	23,556
2010	13.589996	15.430371	13.54%	29,777
2009	10.772704	13.589996	26.15%	27,955
2008	17.447646	10.772704	-38.26%	43,297
2007	18.216874	17.447646	-4.22%	87,321
2006	16.027747	18.216874	13.66%	31,072
2005	15.676431	16.027747	2.24%	23,745
2004	13.613463	15.676431	15.15%	14,103
2003*	10.000000	13.613463	36.13%	5,836
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	1,495
2009	5.097178	7.668162	50.44%	1,517
2008*	10.000000	5.097178	-49.03%	1,296
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.117565	9.987496	9.54%	146,169
2011	9.583187	9.117565	-4.86%	101,595
2010	7.885821	9.583187	21.52%	115,905
2009	6.108107	7.885821	29.10%	191,135
2008*	10.000000	6.108107	-38.92%	223,430
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	5,399
2010	8.058507	9.110982	13.06%	15,874
2009	6.342067	8.058507	27.06%	10,478
2008*	10.000000	6.342067	-36.58%	5,729
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	299,906
2011	10.109875	9.809665	-2.97%	219,596
2010	9.310557	10.109875	8.59%	242,154
2009	7.900737	9.310557	17.84%	212,928
2008*	10.000000	7.900737	-20.99%	38,416

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	365,105
2011	9.691973	9.203721	-5.04%	415,859
2010	8.768188	9.691973	10.54%	425,945
2009	7.180256	8.768188	22.12%	329,349
2008*	10.000000	7.180256	-28.20%	156,774
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	294,267
2011	10.564529	10.537207	-0.26%	265,372
2010	10.057746	10.564529	5.04%	277,185
2009	9.048338	10.057746	11.16%	194,088
2008*	10.000000	9.048338	-9.52%	28,888
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	320,395
2011	9.901666	9.511460	-3.94%	357,073
2010	9.039810	9.901666	9.53%	419,407
2009	7.537235	9.039810	19.94%	309,834
2008*	10.000000	7.537235	-24.63%	127,669
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	271,655
2011	9.459031	8.868653	-6.24%	308,703
2010	8.487804	9.459031	11.44%	222,725
2009	6.818051	8.487804	24.49%	248,294
2008*	10.000000	6.818051	-31.82%	177,453
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	91,325
2011	10.276328	10.079800	-1.91%	99,938
2010	9.582985	10.276328	7.24%	122,114
2009	8.279837	9.582985	15.74%	84,159
2008*	10.000000	8.279837	-17.20%	30,452
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.500995	12.157146	5.71%	132,027
2011	11.006772	11.500995	4.49%	64,867
2010	10.481000	11.006772	5.02%	83,465
2009	9.813706	10.481000	6.80%	117,970
2008*	10.000000	9.813706	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	2,480
2011	11.956729	12.471155	4.30%	3,835
2010	11.244874	11.956729	6.33%	1,916
2009	9.819515	11.244874	14.52%	567
2008*	10.000000	9.819515	-1.80%	565

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	0
2009	20.360188	32.657388	60.40%	0
2008	49.209721	20.360188	-58.63%	0
2007	34.464366	49.209721	42.78%	0
2006	25.705754	34.464366	34.07%	0
2005	19.750194	25.705754	30.15%	0
2004	16.673844	19.750194	18.45%	0
2003*	10.000000	16.673844	66.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.933751	19.471025	14.98%	2,703
2011	22.242435	16.933751	-23.87%	2,677
2010	19.514681	22.242435	13.98%	2,668
2009	12.166402	19.514681	60.40%	2,457
2008	29.359343	12.166402	-58.56%	3,122
2007	20.525465	29.359343	43.04%	13,736
2006	15.282194	20.525465	34.31%	399
2005	11.727649	15.282194	30.31%	272
2004*	10.000000	11.727649	17.28%	151
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.917941	13.092624	1.35%	166,122
2011	12.245623	12.917941	5.49%	104,448
2010	11.882832	12.245623	3.05%	217,837
2009	11.765862	11.882832	0.99%	291,807
2008	11.105910	11.765862	5.94%	258,946
2007	10.538811	11.105910	5.38%	186,399
2006	10.368679	10.538811	1.64%	43,542
2005	10.208975	10.368679	1.56%	31,106
2004	10.052319	10.208975	1.56%	12,654
2003*	10.000000	10.052319	0.52%	5,490
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.822389	7.731207	13.32%	2,580
2011	7.707380	6.822389	-11.48%	5,920
2010	6.934844	7.707380	11.14%	4,533
2009	5.446997	6.934844	27.31%	1,355
2008*	10.000000	5.446997	-45.53%	1,179
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	0
2008	11.663775	6.528074	-44.03%	18
2007	10.842547	11.663775	7.57%	1,820
2006*	10.000000	10.842547	8.43%	550

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.193584	18.458503	13.99%	204,690
2011	17.138514	16.193584	-5.51%	499,975
2010	15.201973	17.138514	12.74%	915,986
2009	12.151200	15.201973	25.11%	1,201,203
2008	19.563127	12.151200	-37.89%	1,389,957
2007	18.774488	19.563127	4.20%	1,516,443
2006	16.333409	18.774488	14.95%	1,613,395
2005	15.386263	16.333409	6.16%	1,717,668
2004	13.719936	15.386263	12.15%	1,219,185
2003*	10.000000	13.719936	37.20%	139,905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	27,655
2011	12.433015	12.336491	-0.78%	3,828
2010	11.511714	12.433015	8.00%	16,174
2009*	10.000000	11.511714	15.12%	2,254
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	17,693
2011	13.298836	12.957463	-2.57%	19,042
2010	12.069770	13.298836	10.18%	5,568
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.698037	13.134348	3.44%	162,308
2011	12.542960	12.698037	1.24%	268,177
2010	12.043663	12.542960	4.15%	414,943
2009	11.225891	12.043663	7.28%	307,819
2008	12.145775	11.225891	-7.57%	278,407
2007	11.719973	12.145775	3.63%	227,879
2006	11.224201	11.719973	4.42%	249,092
2005	11.046699	11.224201	1.61%	293,284
2004	10.732694	11.046699	2.93%	229,998
2003*	10.000000	10.732694	7.33%	10,966
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.725918	16.048214	8.98%	1,361,625
2011	14.978498	14.725918	-1.69%	1,921,238
2010	13.731095	14.978498	9.08%	3,234,882
2009	11.718969	13.731095	17.17%	3,754,747
2008	15.514431	11.718969	-24.46%	4,481,187
2007	14.931111	15.514431	3.91%	4,549,902
2006	13.633120	14.931111	9.52%	4,911,951
2005	13.157999	13.633120	3.61%	5,135,494
2004	12.213989	13.157999	7.73%	3,863,906
2003*	10.000000	12.213989	22.14%	414,694

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.712035	17.578460	11.88%	497,941
2011	16.322204	15.712035	-3.74%	1,276,136
2010	14.708180	16.322204	10.97%	2,425,349
2009	12.022368	14.708180	22.34%	2,825,576
2008	17.817437	12.022368	-32.52%	3,393,693
2007	17.068231	17.817437	4.39%	3,710,835
2006	15.150749	17.068231	12.66%	3,955,464
2005	14.386732	15.150749	5.31%	4,123,686
2004	13.049930	14.386732	10.24%	3,102,459
2003*	10.000000	13.049930	30.50%	295,301
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.882794	14.750895	6.25%	466,918
2011	13.829933	13.882794	0.38%	397,359
2010	12.958277	13.829933	6.73%	625,997
2009	11.500971	12.958277	12.67%	676,489
2008	13.764795	11.500971	-16.45%	781,183
2007	13.222235	13.764795	4.10%	735,491
2006	12.399089	13.222235	6.64%	763,841
2005	12.065285	12.399089	2.77%	836,076
2004	11.448112	12.065285	5.39%	612,075
2003*	10.000000	11.448112	14.48%	36,674
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.197181	15.369911	16.46%	39,743
2011	13.761488	13.197181	-4.10%	91,765
2010	12.894070	13.761488	6.73%	149,328
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.526948	23.714870	15.53%	2,541
2011	21.415526	20.526948	-4.15%	4,111
2010	17.253715	21.415526	24.12%	8,211
2009	12.828119	17.253715	34.50%	10,944
2008	20.529456	12.828119	-37.51%	19,092
2007	19.408542	20.529456	5.78%	17,932
2006	17.957407	19.408542	8.08%	21,839
2005	16.287185	17.957407	10.25%	28,153
2004	14.309252	16.287185	13.82%	23,261
2003*	10.000000	14.309252	43.09%	16,867

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	10.034988	9.868965	-1.65%	373,561
2011	10.202869	10.034988	-1.65%	79,580
2010	10.374022	10.202869	-1.65%	109,598
2009	10.543640	10.374022	-1.61%	266,977
2008	10.504794	10.543640	0.37%	260,947
2007	10.193460	10.504794	3.05%	198,778
2006	9.914831	10.193460	2.81%	42,714
2005	9.818741	9.914831	0.98%	41,040
2004	9.903114	9.818741	-0.85%	26,167
2003*	10.000000	9.903114	-0.97%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.691103	15.114071	10.39%	14,459
2011	13.188528	13.691103	3.81%	5,547
2010	12.125890	13.188528	8.76%	6,340
2009	9.912580	12.125890	22.33%	15,997
2008	12.186044	9.912580	-18.66%	3,547
2007	11.843820	12.186044	2.89%	3,925
2006	11.486246	11.843820	3.11%	6,538
2005	11.429252	11.486246	0.50%	5,679
2004	10.908261	11.429252	4.78%	5,264
2003*	10.000000	10.908261	9.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.066245	9.164052	13.61%	133,933
2011	9.074632	8.066245	-11.11%	97,659
2010	8.107496	9.074632	11.93%	112,084
2009	6.056612	8.107496	33.86%	168,053
2008*	10.000000	6.056612	-39.43%	174,158
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	0
2009	11.417680	14.542878	27.37%	0
2008	21.691786	11.417680	-47.36%	0
2007	21.476067	21.691786	1.00%	0
2006	17.838983	21.476067	20.39%	0
2005	16.225077	17.838983	9.95%	0
2004	13.747723	16.225077	18.02%	0
2003*	10.000000	13.747723	37.48%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.796978	10.117643	15.01%	13,783
2011	10.698968	8.796978	-17.78%	14,101
2010	10.277073	10.698968	4.11%	23,565
2009	8.069635	10.277073	27.35%	20,778
2008	15.323233	8.069635	-47.34%	82,504
2007	15.172347	15.323233	0.99%	80,953
2006	12.602422	15.172347	20.39%	15,252
2005	11.460775	12.602422	9.96%	3,492
2004*	10.000000	11.460775	14.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.640935	9.869637	14.22%	72,999
2011	9.079086	8.640935	-4.83%	58,813
2010	8.002281	9.079086	13.46%	73,643
2009	6.290201	8.002281	27.22%	107,424
2008*	10.000000	6.290201	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	5,866
2011	8.723860	8.057449	-7.64%	9,437
2010	7.867363	8.723860	10.89%	22,918
2009	6.278351	7.867363	25.31%	27,363
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.032284	10.183767	12.75%	100,764
2011	9.611325	9.032284	-6.02%	93,082
2010	7.727184	9.611325	24.38%	113,423
2009	6.200757	7.727184	24.62%	134,936
2008*	10.000000	6.200757	-37.99%	74,679
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	79,962
2011	10.089948	9.693418	-3.93%	56,881
2010	8.575528	10.089948	17.66%	68,010
2009	6.683090	8.575528	28.32%	90,689
2008*	10.000000	6.683090	-33.17%	129,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.947162	15.512400	11.22%	1,593
2011	14.303860	13.947162	-2.49%	39,442
2010	11.625185	14.303860	23.04%	1,751
2009	9.293609	11.625185	25.09%	1,940
2008	17.675330	9.293609	-47.42%	187
2007	16.414091	17.675330	7.68%	0
2006	16.204980	16.414091	1.29%	0
2005	15.293035	16.204980	5.96%	144
2004	13.740197	15.293035	11.30%	0
2003*	10.000000	13.740197	37.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.470383	23.036487	18.32%	932
2011	20.938218	19.470383	-7.01%	1,006
2010	16.832803	20.938218	24.39%	1,042
2009	13.598602	16.832803	23.78%	1,153
2008	20.424240	13.598602	-33.42%	648
2007	22.387257	20.424240	-8.77%	614
2006	19.438441	22.387257	15.17%	0
2005	19.228790	19.438441	1.09%	0
2004	16.711034	19.228790	15.07%	0
2003*	10.000000	16.711034	67.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.952108	21.476771	13.32%	4,035
2011	20.456564	18.952108	-7.35%	3,903
2010	16.642299	20.456564	22.92%	7,422
2009	12.587633	16.642299	32.21%	7,917
2008	20.762641	12.587633	-39.37%	19,809
2007	20.720355	20.762641	0.20%	18,965
2006	18.851589	20.720355	9.91%	10,887
2005	17.112344	18.851589	10.16%	7,988
2004	14.647889	17.112344	16.82%	4,179
2003*	10.000000	14.647889	46.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.730201	15.372947	11.96%	86,978
2011	13.907484	13.730201	-1.27%	65,034
2010	12.489164	13.907484	11.36%	77,334
2009	10.113918	12.489164	23.48%	114,475
2008	17.612883	10.113918	-42.58%	143,361
2007	16.599700	17.612883	6.10%	104,694
2006	14.882948	16.599700	11.54%	5,415
2005	14.136709	14.882948	5.28%	2,960
2004	13.122737	14.136709	7.73%	766
2003*	10.000000	13.122737	31.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.531130	10.834078	13.67%	2,340
2011	9.130237	9.531130	4.39%	3,369
2010	7.150814	9.130237	27.68%	2,904
2009	5.570904	7.150814	28.36%	3,266
2008*	10.000000	5.570904	-44.29%	6
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	51,156
2011	10.434627	10.396146	-0.37%	27,320
2010	10.358995	10.434627	0.73%	47,809
2009	9.833644	10.358995	5.34%	42,633
2008*	10.000000	9.833644	-1.66%	14,771

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	101,018
2011	13.482517	11.612565	-13.87%	75,032
2010	12.890526	13.482517	4.59%	73,878
2009*	10.000000	12.890526	28.91%	117,743
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.327800	12.033993	16.52%	0
2011	11.977919	10.327800	-13.78%	0
2010	9.981284	11.977919	20.00%	0
2009	7.544898	9.981284	32.29%	0
2008	14.322914	7.544898	-47.32%	0
2007	14.111119	14.322914	1.50%	76,998
2006	11.621495	14.111119	21.42%	3,860
2005*	10.000000	11.621495	16.21%	1,323
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.171757	10.464186	2.87%	153,993
2011	10.312153	10.171757	-1.36%	101,612
2010	9.958833	10.312153	3.55%	131,844
2009	8.935105	9.958833	11.46%	169,106
2008	10.494300	8.935105	-14.86%	259,595
2007	10.185319	10.494300	3.03%	199,144
2006	9.938135	10.185319	2.49%	38,145
2005	9.960634	9.938135	-0.23%	30,570
2004	10.049442	9.960634	-0.88%	20,989
2003*	10.000000	10.049442	0.49%	2,110
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.692842	13.584080	7.02%	0
2011	13.043684	12.692842	-2.69%	0
2010	11.087883	13.043684	17.64%	0
2009	9.184147	11.087883	20.73%	0
2008	15.428808	9.184147	-40.47%	308
2007	15.608741	15.428808	-1.15%	507
2006	15.078018	15.608741	3.52%	0
2005	14.898556	15.078018	1.20%	0
2004	13.540292	14.898556	10.03%	0
2003*	10.000000	13.540292	35.40%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	15.037116	16.412134	9.14%	2,896
2011	15.774822	15.037116	-4.68%	8,849
2010	13.055428	15.774822	20.83%	19,372
2009	10.100282	13.055428	29.26%	21,897
2008	16.959302	10.100282	-40.44%	22,295
2007	16.025299	16.959302	5.83%	136,623
2006	14.329818	16.025299	11.83%	28,161
2005	13.634572	14.329818	5.10%	22,406
2004	12.238102	13.634572	11.41%	12,145
2003*	10.000000	12.238102	22.38%	6,325

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.808168	15.236004	18.96%	5,831
2011	14.231309	12.808168	-10.00%	8,739
2010	12.509835	14.231309	13.76%	2,891
2009	9.125905	12.509835	37.08%	3,216
2008	15.555404	9.125905	-41.33%	2,641
2007	14.914215	15.555404	4.30%	2,073
2006	12.916367	14.914215	15.47%	2,636
2005	11.514872	12.916367	12.17%	934
2004*	10.000000	11.514872	15.15%	7,397
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	0
2009	14.012825	19.205285	37.06%	0
2008	23.878925	14.012825	-41.32%	0
2007	22.889771	23.878925	4.32%	0
2006	19.829567	22.889771	15.43%	0
2005	17.675988	19.829567	12.18%	0
2004	15.118336	17.675988	16.92%	0
2003*	10.000000	15.118336	51.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.145277	1.45%	975
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.343366	16.449118	14.68%	82,197
2011	14.629515	14.343366	-1.96%	66,871
2010	12.842381	14.629515	13.92%	86,301
2009	10.201909	12.842381	25.88%	117,986
2008	16.901851	10.201909	-39.64%	140,389
2007	16.501877	16.901851	2.42%	106,718
2006	14.620224	16.501877	12.87%	25,255
2005	14.057759	14.620224	4.00%	36,262
2004	13.095891	14.057759	7.34%	29,549
2003*	10.000000	13.095891	30.96%	12,123
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.911734	23.042708	15.72%	6,437
2011	20.739342	19.911734	-3.99%	4,586
2010	17.136073	20.739342	21.03%	3,709
2009	12.728842	17.136073	34.62%	2,319
2008	20.876791	12.728842	-39.03%	34,652
2007	21.528680	20.876791	-3.03%	17,554
2006	19.090561	21.528680	12.77%	1,846
2005	17.691186	19.090561	7.91%	1,318
2004	15.093088	17.691186	17.21%	5,249
2003*	10.000000	15.093088	50.93%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	3,953
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	60,659
2011	11.301282	11.227334	-0.65%	39,128
2010	10.924366	11.301282	3.45%	48,182
2009*	10.000000	10.924366	9.24%	55,353
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	4,011
2011*	10.000000	9.980493	-0.20%	4,648
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	2,684
2010	11.268837	12.676525	12.49%	4,701
2009	8.826521	11.268837	27.67%	5,398
2008	14.640181	8.826521	-39.71%	6,238
2007	15.843988	14.640181	-7.60%	7,751
2006	13.897765	15.843988	14.00%	7,863
2005	13.428187	13.897765	3.50%	16,059
2004	12.288020	13.428187	9.28%	11,645
2003*	10.000000	12.288020	22.88%	12,001
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0
2008	21.368514	11.778776	-44.88%	0
2007	20.051297	21.368514	6.57%	0
2006	15.962094	20.051297	25.62%	0
2005	14.464749	15.962094	10.35%	0
2004	12.657435	14.464749	14.28%	0
2003*	10.000000	12.657435	26.57%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.980703	14.582406	12.34%	97
2011	16.065673	12.980703	-19.20%	1,091
2010	13.522552	16.065673	18.81%	1,352
2009	8.389042	13.522552	61.19%	1,521
2008	13.546615	8.389042	-38.07%	3,091
2007	13.054478	13.546615	3.77%	4,206
2006	12.588642	13.054478	3.70%	4,502
2005	12.109833	12.588642	3.95%	11,869
2004	11.722996	12.109833	3.30%	9,773
2003*	10.000000	11.722996	17.23%	10,330
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	1,982
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.499870	12.349362	7.39%	4,986
2011	11.092882	11.499870	3.67%	4,801
2010	10.555041	11.092882	5.10%	12,195
2009	9.811712	10.555041	7.58%	12,531
2008	11.141221	9.811712	-11.93%	140,994
2007	10.767281	11.141221	3.47%	128,835
2006	10.570988	10.767281	1.86%	15,671
2005	10.341028	10.570988	2.22%	14,522
2004	10.103021	10.341028	2.36%	7,160
2003*	10.000000	10.103021	1.03%	1,203
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	0
2008	17.108171	14.305301	-16.38%	0
2007	16.351154	17.108171	4.63%	0
2006	15.003777	16.351154	8.98%	0
2005	13.603850	15.003777	10.29%	0
2004	12.565569	13.603850	8.26%	0
2003*	10.000000	12.565569	25.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.712890	-2.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.285740	14.049487	14.36%	0
2011	13.406772	12.285740	-8.36%	570
2010	12.133716	13.406772	10.49%	1,353
2009	9.709703	12.133716	24.96%	1,389
2008	15.889862	9.709703	-38.89%	1,427
2007	14.695379	15.889862	8.13%	1,466
2006	13.143112	14.695379	11.81%	1,503
2005	12.288195	13.143112	6.96%	1,610
2004	11.393076	12.288195	7.86%	823
2003*	10.000000	11.393076	13.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.361306	12.629814	11.17%	0
2011	10.847960	11.361306	4.73%	0
2010	9.735954	10.847960	11.42%	0
2009	8.574167	9.735954	13.55%	0
2008	12.298939	8.574167	-30.29%	0
2007	11.623498	12.298939	5.81%	0
2006	10.538613	11.623498	10.29%	0
2005	10.205925	10.538613	3.26%	0
2004*	10.000000	10.205925	2.06%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.699717	13.852432	18.40%	0
2011	12.593441	11.699717	-7.10%	0
2010*	10.000000	12.593441	25.93%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.226889	16.153750	6.09%	9,546
2011	16.227809	15.226889	-6.17%	14,081
2010	13.015289	16.227809	24.68%	53
2009	8.669611	13.015289	50.13%	0
2008	15.049258	8.669611	-42.39%	0
2007	13.446106	15.049258	11.92%	0
2006	11.137041	13.446106	20.73%	0
2005	10.657996	11.137041	4.49%	0
2004*	10.000000	10.657996	6.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.350183	13.929894	4.34%	0
2011	12.531819	13.350183	6.53%	0
2010	11.904076	12.531819	5.27%	0
2009	10.807500	11.904076	10.15%	0
2008	10.732239	10.807500	0.70%	0
2007	10.277002	10.732239	4.43%	0
2006	10.064827	10.277002	2.11%	0
2005	10.042663	10.064827	0.22%	0
2004*	10.000000	10.042663	0.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	0
2006	15.345688	17.647693	15.00%	0
2005	14.924373	15.345688	2.82%	0
2004	13.650578	14.924373	9.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	20.078239	23.381241	16.45%	74
2011	22.352056	20.078239	-10.17%	884
2010	17.962213	22.352056	24.44%	855
2009	12.808888	17.962213	40.23%	931
2008	20.280642	12.808888	-36.84%	913
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	0
2005	17.269419	18.102480	4.82%	0
2004	14.753808	17.269419	17.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.126770	1.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.784575	14.550439	5.56%	632
2011	12.548450	13.784575	9.85%	1,135
2010	12.143769	12.548450	3.33%	777
2009	11.208821	12.143769	8.34%	773
2008	11.586742	11.208821	-3.26%	943
2007	10.766075	11.586742	7.62%	515
2006	10.780625	10.766075	-0.13%	12
2005	10.797814	10.780625	-0.16%	115
2004	10.381319	10.797814	4.01%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
2007	17.535595	17.161150	-2.14%	0
2006	15.270469	17.535595	14.83%	0
2005	14.862410	15.270469	2.75%	0
2004	13.430573	14.862410	10.66%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.677888	15.626579	14.25%	11
2011	14.032244	13.677888	-2.53%	21
2010	11.997954	14.032244	16.96%	21
2009	9.403101	11.997954	27.60%	155
2008	12.671625	9.403101	-25.79%	155
2007	13.212452	12.671625	-4.09%	0
2006	11.179195	13.212452	18.19%	0
2005*	10.000000	11.179195	11.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.304760	13.300593	8.09%	2,033
2011	12.989971	12.304760	-5.27%	2,035
2010	12.039340	12.989971	7.90%	2,038
2009*	10.000000	12.039340	20.39%	308
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.565940	23.397810	13.77%	139
2011	20.803816	20.565940	-1.14%	154
2010	16.819340	20.803816	23.69%	853
2009	13.685299	16.819340	22.90%	0
2008	20.152227	13.685299	-32.09%	64
2007	20.637860	20.152227	-2.35%	0
2006	18.349446	20.637860	12.47%	0
2005	17.406733	18.349446	5.42%	0
2004	14.528180	17.406733	19.81%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.831041	16.834269	13.51%	327
2011	14.846420	14.831041	-0.10%	185
2010	13.186156	14.846420	12.59%	185
2009	10.642399	13.186156	23.90%	156
2008	17.273254	10.642399	-38.39%	156
2007	16.738134	17.273254	3.20%	156
2006	14.779410	16.738134	13.25%	0
2005	14.395982	14.779410	2.66%	0
2004	13.271042	14.395982	8.48%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	16.047584	17.373295	8.26%	602
2011	15.012509	16.047584	6.89%	272
2010	13.274808	15.012509	13.09%	298
2009	11.048421	13.274808	20.15%	305
2008	15.993261	11.048421	-30.92%	289
2007	15.227945	15.993261	5.03%	0
2006	13.330040	15.227945	14.24%	0
2005	13.023645	13.330040	2.35%	0
2004	12.642473	13.023645	3.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0
2005	15.011664	15.577163	3.77%	0
2004	13.752253	15.011664	9.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	0
2008	16.697871	11.544152	-30.86%	0
2007	15.494317	16.697871	7.77%	0
2006	13.613103	15.494317	13.82%	0
2005	13.617010	13.613103	-0.03%	0
2004	12.932963	13.617010	5.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.470133	13.415534	7.58%	4,455
2011	12.437648	12.470133	0.26%	3,415
2010	11.684949	12.437648	6.44%	0
2009	9.892964	11.684949	18.11%	0
2008	10.886287	9.892964	-9.12%	0
2007	10.534096	10.886287	3.34%	0
2006	10.311577	10.534096	2.16%	0
2005	10.386894	10.311577	-0.73%	0
2004	10.227007	10.386894	1.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.893752	13.045289	9.68%	0
2011	12.150921	11.893752	-2.12%	0
2010	10.983046	12.150921	10.63%	0
2009	9.013726	10.983046	21.85%	0
2008	12.253843	9.013726	-26.44%	187
2007	11.498450	12.253843	6.57%	187
2006	10.674147	11.498450	7.72%	0
2005*	10.000000	10.674147	6.74%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.869228	13.191944	11.14%	11,859
2011	12.225863	11.869228	-2.92%	16,394
2010	10.878412	12.225863	12.39%	15,184
2009	8.608870	10.878412	26.36%	13,604
2008	13.032776	8.608870	-33.94%	1,444
2007	12.057567	13.032776	8.09%	175
2006	10.980252	12.057567	9.81%	0
2005*	10.000000	10.980252	9.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	167
2007	12.419828	13.560199	9.18%	1,242
2006	11.188000	12.419828	11.01%	0
2005*	10.000000	11.188000	11.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.562209	16.021249	2.95%	403
2011	16.699118	15.562209	-6.81%	1,600
2010	14.256559	16.699118	17.13%	1,638
2009	9.827752	14.256559	45.06%	22,077
2008	21.928129	9.827752	-55.18%	2,396
2007	15.317890	21.928129	43.15%	765
2006	13.361898	15.317890	14.64%	0
2005*	10.000000	13.361898	33.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.617971	16.819552	15.06%	1,961
2011	14.773512	14.617971	-1.05%	1,034
2010	13.077943	14.773512	12.97%	1,524
2009	10.243100	13.077943	27.68%	1,045
2008	18.221859	10.243100	-43.79%	825
2007	18.305796	18.221859	-0.46%	5
2006	15.527052	18.305796	17.90%	5
2005	14.961372	15.527052	3.78%	54
2004	13.863001	14.961372	9.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.778272	16.618698	12.45%	6,263
2011	15.038201	14.778272	-1.73%	4,682
2010	12.350891	15.038201	21.76%	4,446
2009	9.818689	12.350891	25.79%	4,425
2008	18.957269	9.818689	-48.21%	4,425
2007	15.227262	18.957269	24.50%	4,425
2006	14.534623	15.227262	4.77%	4,425
2005	14.014115	14.534623	3.71%	2,725
2004	13.824807	14.014115	1.37%	891

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.240928	13.744646	3.80%	9,345
2011	12.583969	13.240928	5.22%	9,173
2010	11.903128	12.583969	5.72%	10,321
2009	10.486729	11.903128	13.51%	12,712
2008	11.050614	10.486729	-5.10%	12,444
2007	10.801590	11.050614	2.31%	10,058
2006	10.551419	10.801590	2.37%	0
2005	10.533806	10.551419	0.17%	233
2004	10.285049	10.533806	2.42%	185
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	23.020684	25.923735	12.61%	6,684
2011	26.269023	23.020684	-12.37%	6,473
2010	20.784455	26.269023	26.39%	5,638
2009	15.129524	20.784455	37.38%	5,992
2008	25.485691	15.129524	-40.64%	5,650
2007	22.480669	25.485691	13.37%	4,713
2006	20.344994	22.480669	10.50%	4,548
2005	17.536354	20.344994	16.02%	2,914
2004	14.310920	17.536354	22.54%	999
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	0
2005	16.448793	19.207179	16.77%	0
2004	14.767132	16.448793	11.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.540652	12.479918	18.40%	4,211
2011	12.979860	10.540652	-18.79%	8,507
2010	11.703127	12.979860	10.91%	8,221
2009	9.433879	11.703127	24.05%	8,188
2008	17.121508	9.433879	-44.90%	8,009
2007	14.880550	17.121508	15.06%	6,993
2006	12.848462	14.880550	15.82%	7,121
2005	11.007058	12.848462	16.73%	5,492
2004*	10.000000	11.007058	10.07%	913

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0
2008	22.119403	10.591596	-52.12%	0
2007	21.342734	22.119403	3.64%	0
2006	18.714880	21.342734	14.04%	0
2005	18.586546	18.714880	0.69%	0
2004	16.609312	18.586546	11.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.619776	12.866930	10.73%	3,467
2011	11.545028	11.619776	0.65%	4,484
2010	10.423613	11.545028	10.76%	6,464
2009	7.820175	10.423613	33.29%	6,610
2008	11.309545	7.820175	-30.85%	6,790
2007	11.089575	11.309545	1.98%	14,788
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.415406	18.065813	10.05%	669
2011	15.753624	16.415406	4.20%	1,892
2010	13.283583	15.753624	18.59%	1,654
2009	11.515964	13.283583	15.35%	1,444
2008	16.070457	11.515964	-28.34%	1,582
2007	16.801516	16.070457	-4.35%	1,473
2006	14.592554	16.801516	15.14%	1,897
2005	14.352427	14.592554	1.67%	1,613
2004	13.153838	14.352427	9.11%	140
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.567941	23.935102	16.37%	596
2011	21.740456	20.567941	-5.39%	820
2010	17.248238	21.740456	26.04%	1,225
2009	13.585543	17.248238	26.96%	2,504
2008	20.633488	13.585543	-34.16%	169
2007	21.504134	20.633488	-4.05%	2,157
2006	18.699566	21.504134	15.00%	0
2005	17.488770	18.699566	6.92%	0
2004	14.377069	17.488770	21.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	5,455
2010	8.425280	9.131381	8.38%	5,663
2009	6.580310	8.425280	28.04%	5,415
2008*	10.000000	6.580310	-34.20%	5,274

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.220237	16.929253	11.23%	0
2011	18.401423	15.220237	-17.29%	0
2010	15.929517	18.401423	15.52%	0
2009	9.386828	15.929517	69.70%	0
2008	20.177308	9.386828	-53.48%	0
2007	15.950638	20.177308	26.50%	2,654
2006	12.659782	15.950638	25.99%	0
2005*	10.000000	12.659782	26.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
2007	20.697739	23.488672	13.48%	0
2006	17.336712	20.697739	19.39%	0
2005	16.007833	17.336712	8.30%	0
2004	13.738938	16.007833	16.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.466535	14.497065	16.29%	1,740
2011	14.198002	12.466535	-12.20%	1,671
2010	13.323294	14.198002	6.57%	1,632
2009	9.878973	13.323294	34.87%	1,640
2008	16.860430	9.878973	-41.41%	6,623
2007	14.858498	16.860430	13.47%	4,601
2006	12.444050	14.858498	19.40%	0
2005	11.493980	12.444050	8.27%	0
2004*	10.000000	11.493980	14.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.790687	17.859355	13.10%	1,196
2011	16.197573	15.790687	-2.51%	1,282
2010	14.406054	16.197573	12.44%	647
2009	12.347800	14.406054	16.67%	566
2008	11.827254	12.347800	4.40%	1,116
2007	10.837251	11.827254	9.14%	0
2006	9.769439	10.837251	10.93%	0
2005*	10.000000	9.769439	-2.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.195312	1.95%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.961424	10.045072	12.09%	0
2011	10.306861	8.961424	-13.05%	0
2010*	10.000000	10.306861	3.07%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.713629	-2.86%	431
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.527620	13.504107	17.15%	0
2011	12.637243	11.527620	-8.78%	97
2010	11.829411	12.637243	6.83%	97
2009*	10.000000	11.829411	18.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.075967	15.258723	8.40%	0
2006	12.968104	14.075967	8.54%	0
2005	12.253040	12.968104	5.84%	0
2004	11.510347	12.253040	6.45%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.304362	21.067810	21.75%	281
2011	18.916137	17.304362	-8.52%	294
2010	18.072129	18.916137	4.67%	117
2009	12.590862	18.072129	43.53%	243
2008	23.000687	12.590862	-45.26%	248
2007	17.126273	23.000687	34.30%	55
2006	15.966132	17.126273	7.27%	0
2005	14.429549	15.966132	10.65%	0
2004	12.443207	14.429549	15.96%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.932885	-0.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.656151	29.655511	11.25%	586
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.353876	39.453098	25.83%	0
2006	21.751682	31.353876	44.14%	0
2005	16.770150	21.751682	29.70%	0
2004	14.374069	16.770150	16.67%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.669349	16.825011	14.70%	0
2011	14.867490	14.669349	-1.33%	0
2010	13.485705	14.867490	10.25%	0
2009	9.862928	13.485705	36.73%	0
2008	15.921605	9.862928	-38.05%	0
2007	14.589933	15.921605	9.13%	0
2006	13.831269	14.589933	5.49%	0
2005	13.499205	13.831269	2.46%	0
2004	12.600490	13.499205	7.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.491322	18.784931	13.91%	6,378
2011	16.854563	16.491322	-2.16%	4,909
2010	15.416671	16.854563	9.33%	4,238
2009	12.807783	15.416671	20.37%	5,267
2008	19.372778	12.807783	-33.89%	1,462
2007	18.318570	19.372778	5.75%	7
2006	15.463522	18.318570	18.46%	8
2005	14.774696	15.463522	4.66%	81
2004	13.089582	14.774696	12.87%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.351608	11.796298	13.96%	1,376
2011	10.720815	10.351608	-3.44%	1,376
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.055526	10.127873	11.84%	0
2011*	10.000000	9.055526	-9.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.634017	15.337695	12.50%	5,035
2011	13.802178	13.634017	-1.22%	3,810
2010	12.408774	13.802178	11.23%	4,193
2009*	10.000000	12.408774	24.09%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.962813	11.332197	13.74%	34,948
2011	10.041443	9.962813	-0.78%	46,964
2010	9.119112	10.041443	10.11%	33,733
2009	7.516796	9.119112	21.32%	33,183
2008	10.889310	7.516796	-30.97%	52,615
2007	10.437649	10.889310	4.33%	35,408
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.154904	11.509405	3.18%	7,235
2011	10.732937	11.154904	3.93%	8,232
2010	10.301441	10.732937	4.19%	9,496
2009	9.344260	10.301441	10.24%	9,111
2008	10.547109	9.344260	-11.40%	34,141
2007	10.419772	10.547109	1.22%	32,978
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.868315	11.842648	20.01%	3,602
2011	11.069150	9.868315	-10.85%	3,712
2010	10.117159	11.069150	9.41%	1,733
2009	7.268248	10.117159	39.20%	1,670
2008	12.049870	7.268248	-39.68%	2,017
2007	10.719544	12.049870	12.41%	387
2006*	10.000000	10.719544	7.20%	403
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.178394	10.592016	15.40%	3,792
2011	9.796069	9.178394	-6.31%	3,926
2010	8.431393	9.796069	16.19%	3,215
2009	6.180334	8.431393	36.42%	3,773
2008	11.270518	6.180334	-45.16%	3,830
2007	10.247234	11.270518	9.99%	2,397
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.019205	9.227568	15.07%	2,605
2011	8.344149	8.019205	-3.89%	3,671
2010	7.648876	8.344149	9.09%	3,467
2009	5.953882	7.648876	28.47%	3,533
2008	9.779553	5.953882	-39.12%	46,151
2007*	10.000000	9.779553	-2.20%	36,028

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0
2007	14.104945	14.298459	1.37%	0
2006	12.972635	14.104945	8.73%	192
2005	12.889538	12.972635	0.64%	193
2004	11.909907	12.889538	8.23%	154
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.237609	14.925898	12.75%	3,611
2011	12.972115	13.237609	2.05%	3,905
2010	11.661664	12.972115	11.24%	3,537
2009	8.121026	11.661664	43.60%	3,381
2008	11.490054	8.121026	-29.32%	4,106
2007	11.330863	11.490054	1.40%	1,940
2006	10.421681	11.330863	8.72%	4
2005*	10.000000	10.421681	4.22%	39
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.722794	17.101632	16.16%	2,393
2011	15.368721	14.722794	-4.20%	795
2010	13.542579	15.368721	13.48%	1,467
2009	10.740570	13.542579	26.09%	1,128
2008	17.404482	10.740570	-38.29%	1,617
2007	18.181092	17.404482	-4.27%	2,555
2006	16.004374	18.181092	13.60%	0
2005	15.661506	16.004374	2.19%	0
2004	13.607406	15.661506	15.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	273
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.100603	9.963831	9.49%	2,764
2011	9.570204	9.100603	-4.91%	3,112
2010	7.879127	9.570204	21.46%	4,260
2009	6.106026	7.879127	29.04%	8,981
2008*	10.000000	6.106026	-38.94%	10,586

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.791400	10.689127	9.17%	10,473
2011	10.096181	9.791400	-3.02%	738
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.186597	10.262027	11.71%	5,539
2011	9.678850	9.186597	-5.09%	5,509
2010	8.760766	9.678850	10.48%	199
2009	7.177820	8.760766	22.05%	108
2008*	10.000000	7.177820	-28.22%	25
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.517582	11.113606	5.67%	7,366
2011	10.550197	10.517582	-0.31%	7,548
2010	10.049218	10.550197	4.99%	7,734
2009	9.045270	10.049218	11.10%	3,000
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.493730	10.486339	10.46%	27,441
2011	9.888232	9.493730	-3.99%	18,484
2010	9.032136	9.888232	9.48%	3,818
2009	7.534670	9.032136	19.87%	3,848
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.852121	9.970461	12.63%	20,100
2011	9.446193	8.852121	-6.29%	20,100
2010	8.480594	9.446193	11.39%	20,100
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	31
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.061041	10.882906	8.17%	3,808
2011	10.262408	10.061041	-1.96%	3,858
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.479579	12.128324	5.65%	1,921
2011	10.991856	11.479579	4.44%	2,094
2010	10.472120	10.991856	4.96%	1,696
2009	9.810381	10.472120	6.75%	4,494
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.447959	13.106782	5.29%	426
2011	11.940533	12.447959	4.25%	426
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	0
2005	19.731390	25.668285	30.09%	0
2004	16.666436	19.731390	18.39%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.867929	19.385444	14.92%	1,032
2011	22.167239	16.867929	-23.91%	1,190
2010	19.458594	22.167239	13.92%	1,103
2009	12.137596	19.458594	60.32%	11,630
2008	29.304806	12.137596	-58.58%	1,131
2007	20.497800	29.304806	42.97%	75
2006	15.269326	20.497800	34.24%	3
2005	11.723703	15.269326	30.24%	30
2004*	10.000000	11.723703	17.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.859823	13.027084	1.30%	11,049
2011	12.196707	12.859823	5.44%	3,266
2010	11.841388	12.196707	3.00%	3,624
2009	11.730769	11.841388	0.94%	7,020
2008	11.078405	11.730769	5.89%	8,291
2007	10.518089	11.078405	5.33%	7,014
2006	10.353547	10.518089	1.59%	0
2005	10.199242	10.353547	1.51%	0
2004	10.047839	10.199242	1.51%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.809681	7.712871	13.26%	11
2011	7.696934	6.809681	-11.53%	20
2010	6.928966	7.696934	11.08%	19
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.454397	8.661863	16.20%	429
2011	8.701155	7.454397	-14.33%	897
2010	8.241771	8.701155	5.57%	938
2009	6.519215	8.241771	26.42%	979
2008	11.653883	6.519215	-44.06%	1,026
2007	10.838892	11.653883	7.52%	1,472
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.120682	18.366053	13.93%	2,057
2011	17.070018	16.120682	-5.56%	2,061
2010	15.148905	17.070018	12.68%	14,400
2009	12.114945	15.148905	25.04%	14,404
2008	19.514699	12.114945	-37.92%	14,409
2007	18.737590	19.514699	4.15%	13,610
2006	16.309572	18.737590	14.89%	13,612
2005	15.371603	16.309572	6.10%	13,573
2004	13.713835	15.371603	12.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	588
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.939906	14.277565	10.34%	8,764
2011	13.287558	12.939906	-2.62%	559
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.640931	13.068618	3.38%	2,994
2011	12.492878	12.640931	1.19%	10,079
2010	12.001664	12.492878	4.09%	10,079
2009	11.192423	12.001664	7.23%	10,079
2008	12.115711	11.192423	-7.62%	12,564
2007	11.696954	12.115711	3.58%	10,079
2006	11.207819	11.696954	4.36%	10,079
2005	11.036156	11.207819	1.56%	10,079
2004	10.727911	11.036156	2.87%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.659593	15.967796	8.92%	40,439
2011	14.918601	14.659593	-1.74%	84,832
2010	13.683133	14.918601	9.03%	88,972
2009	11.683976	13.683133	17.11%	99,631
2008	15.475992	11.683976	-24.50%	98,366
2007	14.901735	15.475992	3.85%	82,027
2006	13.613200	14.901735	9.47%	62,971
2005	13.145442	13.613200	3.56%	62,950
2004	12.208544	13.145442	7.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.641258	17.490352	11.82%	22,654
2011	16.256941	15.641258	-3.79%	16,458
2010	14.656816	16.256941	10.92%	17,277
2009	11.986491	14.656816	22.28%	13,613
2008	17.773319	11.986491	-32.56%	14,471
2007	17.034678	17.773319	4.34%	11,359
2006	15.128634	17.034678	12.60%	379
2005	14.373021	15.128634	5.26%	381
2004	13.044111	14.373021	10.19%	383
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.820321	14.677045	6.20%	4,037
2011	13.774685	13.820321	0.33%	3,129
2010	12.913074	13.774685	6.67%	3,081
2009	11.466673	12.913074	12.61%	3,024
2008	13.730727	11.466673	-16.49%	2,953
2007	13.196251	13.730727	4.05%	8,642
2006	12.380997	13.196251	6.58%	7,419
2005	12.053788	12.380997	2.71%	8,783
2004	11.443024	12.053788	5.34%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.179314	15.341284	16.40%	7,500
2011	13.749831	13.179314	-4.15%	7,908
2010	12.889699	13.749831	6.67%	8,228
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.434535	23.596073	15.47%	602
2011	21.329936	20.434535	-4.20%	351
2010	17.193492	21.329936	24.06%	192
2009	12.789853	17.193492	34.43%	201
2008	20.478657	12.789853	-37.55%	525
2007	19.370427	20.478657	5.72%	311
2006	17.931223	19.370427	8.03%	0
2005	16.271674	17.931223	10.20%	0
2004	14.302891	16.271674	13.76%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.989602	9.819323	-1.70%	8,301
2011	10.161875	9.989602	-1.70%	6,458
2010	10.337602	10.161875	-1.70%	9,693
2009	10.511969	10.337602	-1.66%	12,852
2008	10.478564	10.511969	0.32%	25,808
2007	10.173209	10.478564	3.00%	14,329
2006	9.900155	10.173209	2.76%	5,271
2005	9.809182	9.900155	0.93%	5,271
2004	9.898507	9.809182	-0.90%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	2,756
2010	12.083619	13.135866	8.71%	2,731
2009	9.883035	12.083619	22.27%	2,650
2008	12.155901	9.883035	-18.70%	4,334
2007	11.820574	12.155901	2.84%	3,169
2006	11.469514	11.820574	3.06%	2,987
2005	11.418383	11.469514	0.45%	2,652
2004	10.903410	11.418383	4.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.051216	9.142317	13.55%	2,590
2011	9.062326	8.051216	-11.16%	6,892
2010	8.100611	9.062326	11.87%	9,750
2009	6.054548	8.100611	33.79%	12,186
2008*	10.000000	6.054548	-39.45%	12,582
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0
2005	16.211333	17.814837	9.89%	0
2004	13.743055	16.211333	17.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.762786	10.073181	14.95%	395
2011	10.662797	8.762786	-17.82%	404
2010	10.247542	10.662797	4.05%	353
2009	8.050535	10.247542	27.29%	293
2008	15.294761	8.050535	-47.36%	3,238
2007	15.151912	15.294761	0.94%	5,087
2006	12.591824	15.151912	20.33%	234
2005	11.456941	12.591824	9.91%	299
2004*	10.000000	11.456941	14.57%	183

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.624835	9.846233	14.16%	1,731
2011	9.066774	8.624835	-4.87%	1,469
2010	7.995483	9.066774	13.40%	2,535
2009	6.288065	7.995483	27.15%	5,086
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.042434	9.296096	15.59%	384
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	9.015486	10.159648	12.69%	2,112
2011	9.598319	9.015486	-6.07%	2,345
2010	7.720646	9.598319	24.32%	3,299
2009	6.198650	7.720646	24.55%	4,433
2008*	10.000000	6.198650	-38.01%	3,324
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.675375	11.065093	14.36%	1,430
2011	10.076273	9.675375	-3.98%	1,604
2010	8.568256	10.076273	17.60%	2,823
2009	6.680815	8.568256	28.25%	4,172
2008*	10.000000	6.680815	-33.19%	6,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	1,375
2010	11.584600	14.246687	22.98%	1,375
2009	9.265881	11.584600	25.02%	1,375
2008	17.631567	9.265881	-47.45%	1,375
2007	16.381818	17.631567	7.63%	0
2006	16.181325	16.381818	1.24%	0
2005	15.278441	16.181325	5.91%	0
2004	13.734078	15.278441	11.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.382715	22.921069	18.26%	388
2011	20.854531	19.382715	-7.06%	419
2010	16.774034	20.854531	24.33%	430
2009	13.558015	16.774034	23.72%	472
2008	20.373659	13.558015	-33.45%	489
2007	22.343246	20.373659	-8.82%	0
2006	19.410077	22.343246	15.11%	0
2005	19.210467	19.410077	1.04%	0
2004	16.703594	19.210467	15.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.866762	21.369151	13.26%	960
2011	20.374791	18.866762	-7.40%	5,186
2010	16.584203	20.374791	22.86%	4,827
2009	12.550074	16.584203	32.14%	5,332
2008	20.711245	12.550074	-39.40%	6,105
2007	20.679636	20.711245	0.15%	4,875
2006	18.824087	20.679636	9.86%	4,239
2005	17.096036	18.824087	10.11%	4,344
2004	14.641372	17.096036	16.77%	124
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.668346	15.295902	11.91%	1,923
2011	13.851856	13.668346	-1.32%	2,180
2010	12.445536	13.851856	11.30%	3,291
2009	10.083723	12.445536	23.42%	5,859
2008	17.569268	10.083723	-42.61%	7,158
2007	16.567058	17.569268	6.05%	3,618
2006	14.861207	16.567058	11.48%	167
2005	14.123216	14.861207	5.23%	304
2004	13.116888	14.123216	7.67%	243
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.513349	10.808349	13.61%	997
2011	9.117820	9.513349	4.34%	1,948
2010	7.144713	9.117820	27.62%	2,168
2009	5.569001	7.144713	28.29%	2,348
2008*	10.000000	5.569001	-44.31%	2,162
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.376793	10.559348	1.76%	2,019
2011	10.420487	10.376793	-0.42%	2,175
2010	10.350221	10.420487	0.68%	2,895
2009	9.830311	10.350221	5.29%	2,595
2008*	10.000000	9.830311	-1.70%	1,204
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.596824	13.629435	17.53%	1,981
2011	13.471087	11.596824	-13.91%	2,223
2010	12.886142	13.471087	4.54%	3,914
2009*	10.000000	12.886142	28.86%	6,442
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.292858	11.987167	16.46%	0
2011	11.943459	10.292858	-13.82%	0
2010	9.957615	11.943459	19.94%	0
2009	7.530839	9.957615	32.22%	0
2008	14.303521	7.530839	-47.35%	464
2007	14.099226	14.303521	1.45%	2,543
2006	11.617583	14.099226	21.36%	0
2005*	10.000000	11.617583	16.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.125982	10.411789	2.82%	1,962
2011	10.270957	10.125982	-1.41%	1,978
2010	9.924075	10.270957	3.50%	1,536
2009	8.908440	9.924075	11.40%	4,239
2008	10.468312	8.908440	-14.90%	7,360
2007	10.165281	10.468312	2.98%	9,133
2006	9.923615	10.165281	2.44%	0
2005	9.951131	9.923615	-0.28%	0
2004	10.044958	9.951131	-0.93%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.635698	13.516032	6.97%	0
2011	12.991554	12.635698	-2.74%	0
2010	11.049179	12.991554	17.58%	0
2009	9.156748	11.049179	20.67%	0
2008	15.390616	9.156748	-40.50%	0
2007	15.578070	15.390616	-1.20%	0
2006	15.056025	15.578070	3.47%	0
2005	14.884370	15.056025	1.15%	0
2004	13.534262	14.884370	9.98%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.970977	16.331631	9.09%	231
2011	15.713411	14.970977	-4.72%	231
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	247
2008	16.919113	10.071209	-40.47%	506
2007	15.995506	16.919113	5.77%	4,494
2006	14.310433	15.995506	11.78%	0
2005	13.623033	14.310433	5.05%	0
2004	12.233952	13.623033	11.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.758393	15.169064	18.89%	1,079
2011	14.183191	12.758393	-10.05%	2,569
2010	12.473864	14.183191	13.70%	2,590
2009	9.104287	12.473864	37.01%	2,647
2008	15.526471	9.104287	-41.36%	2,938
2007	14.894095	15.526471	4.25%	1,134
2006	12.905485	14.894095	15.41%	0
2005	11.511004	12.905485	12.11%	0
2004*	10.000000	11.511004	15.11%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
2007	22.844786	23.819814	4.27%	0
2006	19.800617	22.844786	15.37%	0
2005	17.659123	19.800617	12.13%	0
2004	15.111597	17.659123	16.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.278780	16.366709	14.62%	2,142
2011	14.571030	14.278780	-2.01%	2,080
2010	12.797538	14.571030	13.86%	3,137
2009	10.171462	12.797538	25.82%	26,103
2008	16.860008	10.171462	-39.67%	6,019
2007	16.469437	16.860008	2.37%	3,280
2006	14.598881	16.469437	12.81%	0
2005	14.044359	14.598881	3.95%	0
2004	13.090067	14.044359	7.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.822086	22.927266	15.67%	96
2011	20.656451	19.822086	-4.04%	265
2010	17.076263	20.656451	20.97%	276
2009	12.690879	17.076263	34.56%	288
2008	20.825139	12.690879	-39.06%	2,468
2007	21.486399	20.825139	-3.08%	868
2006	19.062727	21.486399	12.71%	2
2005	17.674345	19.062727	7.86%	22
2004	15.086384	17.674345	17.15%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	97
2010	10.841398	11.655907	7.51%	98
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.212140	11.654767	3.95%	8,812
2011	11.291696	11.212140	-0.70%	8,912
2010	10.920652	11.291696	3.40%	5,427
2009*	10.000000	10.920652	9.21%	1,886

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.836773	13.861733	17.11%	0
2011	12.627166	11.836773	-6.26%	0
2010	11.230666	12.627166	12.43%	0
2009	8.801105	11.230666	27.61%	0
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
2006	13.878937	15.814500	13.95%	0
2005	13.416801	13.878937	3.44%	0
2004	12.283848	13.416801	9.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0
2005	14.452492	15.940489	10.30%	0
2004	12.653145	14.452492	14.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.923645	14.510913	12.28%	1,521
2011	16.003190	12.923645	-19.24%	1,521
2010	13.476794	16.003190	18.75%	0
2009	8.364903	13.476794	61.11%	0
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
2005	12.099565	12.571599	3.90%	0
2004	11.719017	12.099565	3.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.411460	14.694301	28.77%	82
2011	10.516214	11.411460	8.51%	82
2010*	10.000000	10.516214	5.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.449331	12.288834	7.33%	1,363
2011	11.049723	11.449331	3.62%	1,723
2010	10.519334	11.049723	5.04%	2,143
2009	9.783489	10.519334	7.52%	2,336
2008	11.114815	9.783489	-11.98%	7,415
2007	10.747251	11.114815	3.42%	6,293
2006	10.556674	10.747251	1.81%	0
2005	10.332268	10.556674	2.17%	0
2004	10.099592	10.332268	2.30%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
2005	13.590037	14.980954	10.23%	0
2004	12.559190	13.590037	8.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.709583	-2.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.613860	-3.86%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.233505	13.982633	14.30%	0
2011	13.356549	12.233505	-8.41%	0
2010	12.094407	13.356549	10.44%	0
2009	9.683170	12.094407	24.90%	0
2008	15.854512	9.683170	-38.92%	0
2007	14.670192	15.854512	8.07%	0
2006	13.127241	14.670192	11.75%	0
2005	12.279581	13.127241	6.90%	0
2004	11.390884	12.279581	7.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.320232	12.577739	11.11%	0
2011	10.814236	11.320232	4.68%	0
2010	9.710622	10.814236	11.37%	0
2009	8.556198	9.710622	13.49%	0
2008	12.279411	8.556198	-30.32%	0
2007	11.610972	12.279411	5.76%	0
2006	10.532595	11.610972	10.24%	0
2005	10.205274	10.532595	3.21%	0
2004*	10.000000	10.205274	2.05%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.691049	13.835116	18.34%	0
2011	12.590498	11.691049	-7.14%	0
2010*	10.000000	12.590498	25.90%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.171806	16.087110	6.03%	219
2011	16.177314	15.171806	-6.22%	219
2010	12.981380	16.177314	24.62%	0
2009	8.651424	12.981380	50.05%	0
2008	15.025354	8.651424	-42.42%	0
2007	13.431621	15.025354	11.87%	0
2006	11.130676	13.431621	20.67%	0
2005	10.657317	11.130676	4.44%	0
2004*	10.000000	10.657317	6.57%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.301917	13.872462	4.29%	0
2011	12.492846	13.301917	6.48%	0
2010	11.873089	12.492846	5.22%	0
2009	10.784853	11.873089	10.09%	0
2008	10.715197	10.784853	0.65%	0
2007	10.265928	10.715197	4.38%	0
2006	10.059079	10.265928	2.06%	0
2005	10.042021	10.059079	0.17%	0
2004*	10.000000	10.042021	0.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.438026	16.630891	15.19%	276
2011	13.853680	14.438026	4.22%	895
2010	12.500366	13.853680	10.83%	5,277
2009	10.571782	12.500366	18.24%	6,184
2008	18.144090	10.571782	-41.73%	6,866
2007	17.612985	18.144090	3.02%	8,708
2006	15.323276	17.612985	14.94%	9,417
2005	14.910135	15.323276	2.77%	11,919
2004	13.644490	14.910135	9.28%	12,210
2003*	10.000000	13.644490	36.44%	4,223
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	9,189
2011	22.262631	19.987746	-10.22%	10,668
2010	17.899440	22.262631	24.38%	9,647
2009	12.770620	17.899440	40.16%	8,105
2008	20.230378	12.770620	-36.87%	7,611
2007	20.282891	20.230378	-0.26%	0
2006	18.076044	20.282891	12.21%	0
2005	17.252945	18.076044	4.77%	0
2004	14.747238	17.252945	16.99%	0
2003*	10.000000	14.747238	47.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	73,568
2011	12.497477	13.721610	9.80%	88,419
2010	12.100594	12.497477	3.28%	91,113
2009	11.174654	12.100594	8.29%	83,672
2008	11.557301	11.174654	-3.31%	91,488
2007	10.744215	11.557301	7.57%	34,516
2006	10.764197	10.744215	-0.19%	25,900
2005	10.786832	10.764197	-0.21%	11,789
2004	10.376039	10.786832	3.96%	2,422
2003*	10.000000	10.376039	3.76%	168
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	138
2010	12.702518	14.210230	11.87%	927
2009	10.977647	12.702518	15.71%	1,416
2008	17.118633	10.977647	-35.87%	1,484
2007	17.501112	17.118633	-2.19%	3,771
2006	15.248165	17.501112	14.78%	3,087
2005	14.848231	15.248165	2.69%	3,918
2004	13.424590	14.848231	10.60%	3,942
2003*	10.000000	13.424590	34.25%	3,596

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	57,359
2011	13.991845	13.631589	-2.57%	60,759
2010	11.969492	13.991845	16.90%	59,211
2009	9.385566	11.969492	27.53%	70,302
2008	12.654442	9.385566	-25.83%	48,775
2007	13.201290	12.654442	-4.14%	38,858
2006	11.175422	13.201290	18.13%	26,057
2005*	10.000000	11.175422	11.75%	3,935
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	4,513
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	88,263
2011	20.720623	20.473298	-1.19%	109,716
2010	16.760592	20.720623	23.63%	115,826
2009	13.644443	16.760592	22.84%	8,561
2008	20.102320	13.644443	-32.13%	7,522
2007	20.597299	20.102320	-2.40%	3,362
2006	18.322676	20.597299	12.41%	0
2005	17.390155	18.322676	5.36%	0
2004	14.521723	17.390155	19.75%	0
2003*	10.000000	14.521723	45.22%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	19,566
2011	14.787085	14.764267	-0.15%	41,976
2010	13.140125	14.787085	12.53%	50,722
2009	10.610643	13.140125	23.84%	55,199
2008	17.230487	10.610643	-38.42%	59,265
2007	16.705238	17.230487	3.14%	55,139
2006	14.757838	16.705238	13.20%	52,395
2005	14.382267	14.757838	2.61%	43,417
2004	13.265137	14.382267	8.42%	18,195
2003*	10.000000	13.265137	32.65%	732
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	30,820
2011	14.952491	15.975323	6.84%	33,046
2010	13.228460	14.952491	13.03%	10,694
2009	11.015450	13.228460	20.09%	8,471
2008	15.953656	11.015450	-30.95%	7,575
2007	15.198002	15.953656	4.97%	3,381
2006	13.310580	15.198002	14.18%	4,605
2005	13.011223	13.310580	2.30%	2,822
2004	12.636845	13.011223	2.96%	1,572
2003*	10.000000	12.636845	26.37%	1,572

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	0
2008	13.789376	8.430458	-38.86%	0
2007	15.821007	13.789376	-12.84%	0
2006	15.554423	15.821007	1.71%	0
2005	14.997346	15.554423	3.71%	0
2004	13.746125	14.997346	9.10%	0
2003*	10.000000	13.746125	37.46%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.203206	14.272246	8.10%	190
2011	14.221336	13.203206	-7.16%	190
2010	12.808384	14.221336	11.03%	190
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
2004	12.927207	13.604024	5.24%	0
2003*	10.000000	12.927207	29.27%	282
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.413950	13.348274	7.53%	31,879
2011	12.387889	12.413950	0.21%	36,413
2010	11.644119	12.387889	6.39%	40,677
2009	9.863406	11.644119	18.05%	46,595
2008	10.859284	9.863406	-9.17%	50,634
2007	10.513347	10.859284	3.29%	50,647
2006	10.296493	10.513347	2.11%	14,925
2005	10.376971	10.296493	-0.78%	10,510
2004	10.222441	10.376971	1.51%	1,998
2003*	10.000000	10.222441	2.22%	1,064
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	70,736
2011	12.115952	11.853500	-2.17%	80,609
2010	10.956998	12.115952	10.58%	114,755
2009	8.996925	10.956998	21.79%	130,153
2008	12.237236	8.996925	-26.48%	151,050
2007	11.488747	12.237236	6.51%	116,290
2006	10.670550	11.488747	7.67%	74,427
2005*	10.000000	10.670550	6.71%	12,413

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	343,595
2011	12.190669	11.829064	-2.97%	419,426
2010	10.852605	12.190669	12.33%	472,376
2009	8.592820	10.852605	26.30%	493,722
2008	13.015105	8.592820	-33.98%	521,128
2007	12.047375	13.015105	8.03%	525,871
2006	10.976545	12.047375	9.76%	483,641
2005*	10.000000	10.976545	9.77%	153,115
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	51,907
2011	12.071604	11.525200	-4.53%	92,346
2010	10.601792	12.071604	13.86%	111,251
2009	8.225886	10.601792	28.88%	114,090
2008	13.541827	8.225886	-39.26%	118,785
2007	12.409354	13.541827	9.13%	110,989
2006	11.184232	12.409354	10.95%	88,048
2005*	10.000000	11.184232	11.84%	40,411
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
2010	14.222735	16.651031	17.07%	0
2009	9.809426	14.222735	44.99%	0
2008	21.898425	9.809426	-55.20%	0
2007	15.304969	21.898425	43.08%	0
2006	13.357393	15.304969	14.58%	0
2005*	10.000000	13.357393	33.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	73,937
2011	14.714425	14.552109	-1.10%	96,981
2010	13.032263	14.714425	12.91%	122,787
2009	10.212523	13.032263	27.61%	134,444
2008	18.176748	10.212523	-43.82%	132,070
2007	18.269816	18.176748	-0.51%	58,195
2006	15.504390	18.269816	17.84%	39,657
2005	14.947116	15.504390	3.73%	29,375
2004	13.676909	14.947116	9.29%	7,673
2003*	10.000000	13.676909	36.77%	1,261

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	14,874
2011	14.978073	14.711717	-1.78%	25,194
2010	12.307758	14.978073	21.70%	31,833
2009	9.789375	12.307758	25.73%	35,293
2008	18.910316	9.789375	-48.23%	30,743
2007	15.197310	18.910316	24.43%	26,476
2006	14.513399	15.197310	4.71%	22,131
2005	14.000748	14.513399	3.66%	6,504
2004	13.818654	14.000748	1.32%	2,703
2003*	10.000000	13.818654	38.19%	1,015
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	1,282,046
2011	12.533669	13.181320	5.17%	1,285,709
2010	11.861582	12.533669	5.67%	1,604,292
2009	10.455436	11.861582	13.45%	2,159,427
2008	11.023236	10.455436	-5.15%	2,050,852
2007	10.780356	11.023236	2.25%	2,071,413
2006	10.536024	10.780356	2.32%	611,328
2005	10.523767	10.536024	0.12%	49,610
2004	10.280466	10.523767	2.37%	11,416
2003*	10.000000	10.280466	2.80%	1,113
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	81,637
2011	26.163996	22.916990	-12.41%	111,876
2010	20.711886	26.163996	26.32%	137,640
2009	15.084376	20.711886	37.31%	174,395
2008	25.422593	15.084376	-40.67%	177,727
2007	22.436487	25.422593	13.31%	112,888
2006	20.315297	22.436487	10.44%	72,510
2005	17.519636	20.315297	15.96%	48,541
2004	14.304553	17.519636	22.48%	22,990
2003*	10.000000	14.304553	43.05%	2,680
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
2008	25.521269	14.051348	-44.94%	0
2007	22.193606	25.521269	14.99%	0
2006	19.179150	22.193606	15.72%	0
2005	16.433121	19.179150	16.71%	0
2004	14.760564	16.433121	11.33%	0
2003*	10.000000	14.760564	47.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	49,605
2011	12.935952	10.499655	-18.83%	50,196
2010	11.669470	12.935952	10.85%	46,705
2009	9.411523	11.669470	23.99%	44,912
2008	17.089649	9.411523	-44.93%	28,829
2007	14.860462	17.089649	15.00%	4,431
2006	12.837627	14.860462	15.76%	1,069
2005	11.003353	12.837627	16.67%	34
2004*	10.000000	11.003353	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.088260	22.580709	24.84%	245
2011	20.239014	18.088260	-10.63%	4,193
2010	16.304818	20.239014	24.13%	4,991
2009	10.559959	16.304818	54.40%	5,567
2008	22.064612	10.559959	-52.14%	7,037
2007	21.300753	22.064612	3.59%	8,448
2006	18.687545	21.300753	13.98%	8,956
2005	18.568815	18.687545	0.64%	8,354
2004	16.601913	18.568815	11.85%	2,657
2003*	10.000000	16.601913	66.02%	1,049
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	100,457
2011	11.517649	11.586341	0.60%	119,392
2010	10.404178	11.517649	10.70%	127,768
2009	7.809563	10.404178	33.22%	136,720
2008	11.299943	7.809563	-30.89%	131,211
2007	11.085844	11.299943	1.93%	115,472
2006*	10.000000	11.085844	10.86%	16,510
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.341438	17.975242	10.00%	20,316
2011	15.690609	16.341438	4.15%	51,757
2010	13.237176	15.690609	18.53%	65,253
2009	11.481566	13.237176	15.29%	86,072
2008	16.030637	11.481566	-28.38%	92,890
2007	16.768456	16.030637	-4.40%	109,809
2006	14.571240	16.768456	15.08%	131,462
2005	14.338735	14.571240	1.62%	102,154
2004	13.147979	14.338735	9.06%	36,896
2003*	10.000000	13.147979	31.48%	8,583

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	220,210
2011	21.653562	20.475326	-5.44%	282,751
2010	17.188036	21.653562	25.98%	295,330
2009	13.545032	17.188036	26.90%	485,389
2008	20.582439	13.545032	-34.19%	12,480
2007	21.461905	20.582439	-4.10%	5,851
2006	18.672305	21.461905	14.94%	771
2005	17.472125	18.672305	6.87%	21
2004	14.370679	17.472125	21.58%	0
2003*	10.000000	14.370679	43.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.168719	16.863360	11.17%	0
2011	18.348461	15.168719	-17.33%	0
2010	15.891739	18.348461	15.46%	0
2009	9.369330	15.891739	69.61%	0
2008	20.149958	9.369330	-53.50%	0
2007	15.937169	20.149958	26.43%	0
2006	12.655507	15.937169	25.93%	0
2005*	10.000000	12.655507	26.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
2008	23.430527	13.724837	-41.42%	0
2007	20.657060	23.430527	13.43%	0
2006	17.311415	20.657060	19.33%	0
2005	15.992577	17.311415	8.25%	0
2004	13.732826	15.992577	16.46%	0
2003*	10.000000	13.732826	37.33%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.418042	14.433304	16.23%	94,973
2011	14.149968	12.418042	-12.24%	103,523
2010	13.284976	14.149968	6.51%	112,765
2009	9.855569	13.284976	34.80%	119,036
2008	16.829070	9.855569	-41.44%	1,402,172
2007	14.838451	16.829070	13.42%	801,551
2006	12.433552	14.838451	19.34%	288,963
2005	11.490111	12.433552	8.21%	19,223
2004*	10.000000	11.490111	14.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	0
2011	16.150984	15.737289	-2.56%	0
2010	14.371916	16.150984	12.38%	0
2009	12.324804	14.371916	16.61%	0
2008	11.811239	12.324804	4.35%	0
2007	10.828109	11.811239	9.08%	0
2006	9.766142	10.828109	10.87%	0
2005*	10.000000	9.766142	-2.34%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	556
2011	10.306003	8.956120	-13.10%	0
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	198
2011	11.280501	10.982532	-2.64%	220
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.615981	-3.84%	3,831
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	190
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	14,434
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	631
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	492
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.384652	18.250267	11.39%	469
2011	16.452918	16.384652	-0.41%	469
2010	15.488254	16.452918	6.23%	470
2009	12.552746	15.488254	23.39%	583
2008	15.220939	12.552746	-17.53%	1,565
2007	14.048292	15.220939	8.35%	2,898
2006	12.949158	14.048292	8.49%	3,835
2005	12.241351	12.949158	5.78%	4,178
2004	11.505218	12.241351	6.40%	4,184
2003*	10.000000	11.505218	15.05%	533
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	40,491
2011	18.840477	17.226388	-8.57%	44,713
2010	18.009002	18.840477	4.62%	44,463
2009	12.553269	18.009002	43.46%	42,827
2008	22.943703	12.553269	-45.29%	19,170
2007	17.092574	22.943703	34.23%	5,425
2006	15.942807	17.092574	7.21%	107
2005	14.415779	15.942807	10.59%	107
2004	12.437665	14.415779	15.90%	107
2003*	10.000000	12.437665	24.38%	108
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	97
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
2008	39.355413	18.470555	-53.07%	0
2007	31.292247	39.355413	25.77%	0
2006	21.719936	31.292247	44.07%	0
2005	16.754159	21.719936	29.64%	0
2004	14.367666	16.754159	16.61%	0
2003*	10.000000	14.367666	43.68%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.603248	16.740661	14.64%	210
2011	14.808017	14.603248	-1.38%	1,530
2010	13.438590	14.808017	10.19%	6,504
2009	9.833460	13.438590	36.66%	7,138
2008	15.882140	9.833460	-38.08%	8,121
2007	14.561211	15.882140	9.07%	10,772
2006	13.811057	14.561211	5.43%	11,471
2005	13.486320	13.811057	2.41%	6,833
2004	12.594868	13.486320	7.08%	3,020
2003*	10.000000	12.594868	25.95%	1,673
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	692,271
2011	16.787166	16.417040	-2.20%	858,620
2010	15.362835	16.787166	9.27%	953,189
2009	12.769555	15.362835	20.31%	1,090,234
2008	19.324816	12.769555	-33.92%	76,965
2007	18.282573	19.324816	5.70%	39,495
2006	15.440964	18.282573	18.40%	18,170
2005	14.760636	15.440964	4.61%	15,591
2004	13.083772	14.760636	12.82%	11,902
2003*	10.000000	13.083772	30.84%	237
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	18,459
2011	10.717202	10.342861	-3.49%	16,483
2010*	10.000000	10.717202	7.17%	8,235
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	1,817
2011*	10.000000	9.052463	-9.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	207,657
2011	13.790494	13.615559	-1.27%	264,000
2010	12.404567	13.790494	11.17%	284,540
2009*	10.000000	12.404567	24.05%	2,332
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	1,144,942
2011	10.017612	9.934130	-0.83%	1,332,899
2010	9.102112	10.017612	10.06%	1,445,885
2009	7.506594	9.102112	21.25%	1,490,156
2008	10.880072	7.506594	-31.01%	1,558,333
2007	10.434128	10.880072	4.27%	663,811
2006*	10.000000	10.434128	4.34%	140,975

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	939,990
2011	10.707494	11.122824	3.88%	1,019,043
2010	10.282254	10.707494	4.14%	1,083,700
2009	9.331593	10.282254	10.19%	1,106,289
2008	10.538162	9.331593	-11.45%	1,207,818
2007	10.416259	10.538162	1.17%	408,237
2006*	10.000000	10.416259	4.16%	4,861
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	103,950
2011	11.042898	9.839907	-10.89%	121,385
2010	10.098290	11.042898	9.35%	118,345
2009	7.258389	10.098290	39.13%	116,073
2008	12.039659	7.258389	-39.71%	126,047
2007	10.715931	12.039659	12.35%	64,076
2006*	10.000000	10.715931	7.16%	545
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	199,017
2011	9.772798	9.151941	-6.35%	237,187
2010	8.415640	9.772798	16.13%	252,130
2009	6.171929	8.415640	36.35%	252,330
2008	11.260943	6.171929	-45.19%	368,635
2007	10.243775	11.260943	9.93%	233,867
2006*	10.000000	10.243775	2.44%	116,430
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	1,113,574
2011	8.328583	8.000182	-3.94%	1,334,525
2010	7.638486	8.328583	9.03%	1,418,427
2009	5.948820	7.638486	28.40%	1,435,286
2008	9.776234	5.948820	-39.15%	1,420,290
2007*	10.000000	9.776234	-2.24%	356,965
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.415411	18.475098	12.55%	1,539
2011	16.092715	16.415411	2.01%	1,602
2010	14.475127	16.092715	11.17%	1,666
2009	10.091024	14.475127	43.45%	1,728
2008	14.263038	10.091024	-29.25%	1,728
2007	14.077197	14.263038	1.32%	1,728
2006	12.953685	14.077197	8.67%	1,728
2005	12.877246	12.953685	0.59%	1,728
2004	11.904593	12.877246	8.17%	0
2003*	10.000000	11.904593	19.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	260
2011	12.934760	13.192786	1.99%	260
2010	11.634011	12.934760	11.18%	261
2009	8.105879	11.634011	43.53%	261
2008	11.474465	8.105879	-29.36%	261
2007	11.321282	11.474465	1.35%	192
2006	10.418162	11.321282	8.67%	122
2005*	10.000000	10.418162	4.18%	48
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	274,915
2011	15.307241	14.656457	-4.25%	333,643
2010	13.495264	15.307241	13.43%	366,353
2009	10.708491	13.495264	26.02%	172,035
2008	17.361358	10.708491	-38.32%	265,626
2007	18.145324	17.361358	-4.32%	954,687
2006	15.981000	18.145324	13.54%	464,666
2005	15.646565	15.981000	2.14%	49,019
2004	13.601345	15.646565	15.04%	359
2003*	10.000000	13.601345	36.01%	359
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	11,190
2011	8.678463	7.532982	-13.20%	11,983
2010	7.655149	8.678463	13.37%	11,909
2009	5.093703	7.655149	50.29%	18,378
2008*	10.000000	5.093703	-49.06%	18,466
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	1,141,192
2011	9.557223	9.083641	-4.96%	1,334,097
2010	7.872447	9.557223	21.40%	1,490,031
2009	6.103951	7.872447	28.97%	2,243,470
2008*	10.000000	6.103951	-38.96%	2,590,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	551,719
2011	10.082476	9.773150	-3.07%	704,465
2010	9.294787	10.082476	8.47%	691,438
2009	7.895368	9.294787	17.72%	436,555
2008*	10.000000	7.895368	-21.05%	442,716

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	2,484,279
2011	9.665696	9.169449	-5.13%	2,390,070
2010	8.753321	9.665696	10.42%	2,476,844
2009	7.175372	8.753321	21.99%	1,035,882
2008*	10.000000	7.175372	-28.25%	1,104,024
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	66,325
2011	10.535889	10.497989	-0.36%	23,494
2010	10.040691	10.535889	4.93%	21,046
2009	9.042194	10.040691	11.04%	13,599
2008*	10.000000	9.042194	-9.58%	13,602
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	1,446,889
2011	9.874824	9.476046	-4.04%	1,431,191
2010	9.024479	9.874824	9.42%	1,754,881
2009	7.532112	9.024479	19.81%	514,385
2008*	10.000000	7.532112	-24.68%	497,048
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	860,551
2011	9.433360	8.835604	-6.34%	898,696
2010	8.473381	9.433360	11.33%	968,642
2009	6.813408	8.473381	24.36%	100,107
2008*	10.000000	6.813408	-31.87%	87,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	200,396
2011	10.248492	10.042298	-2.01%	190,965
2010	9.566746	10.248492	7.13%	181,574
2009	8.274211	9.566746	15.62%	39,678
2008*	10.000000	8.274211	-17.26%	39,695
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	657,190
2011	10.976951	11.458211	4.38%	680,694
2010	10.463248	10.976951	4.91%	846,307
2009	9.807050	10.463248	6.69%	1,168,721
2008*	10.000000	9.807050	-1.93%	3,204
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	5,633
2011	11.924351	12.424769	4.20%	6,436
2010	11.225826	11.924351	6.22%	8,703
2009	9.812853	11.225826	14.40%	8,648
2008*	10.000000	9.812853	-1.87%	10,033

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
2008	48.966528	20.238876	-58.67%	0
2007	34.329087	48.966528	42.64%	0
2006	25.630840	34.329087	33.94%	0
2005	19.712603	25.630840	30.02%	0
2004	16.659025	19.712603	18.33%	0
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	0
2011	22.092277	16.802345	-23.94%	0
2010	19.402636	22.092277	13.86%	0
2009	12.108847	19.402636	60.24%	0
2008	29.250342	12.108847	-58.60%	0
2007	20.470158	29.250342	42.89%	0
2006	15.256471	20.470158	34.17%	0
2005	11.719770	15.256471	30.18%	0
2004*	10.000000	11.719770	17.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	892,322
2011	12.147918	12.801881	5.38%	905,170
2010	11.800022	12.147918	2.95%	1,123,737
2009	11.695753	11.800022	0.89%	1,728,852
2008	11.050957	11.695753	5.83%	2,057,641
2007	10.497385	11.050957	5.27%	1,834,326
2006	10.338406	10.497385	1.54%	653,978
2005	10.189502	10.338406	1.46%	58,536
2004	10.043359	10.189502	1.46%	4,872
2003*	10.000000	10.043359	0.43%	1,622
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	16,864
2011	7.686505	6.796997	-11.57%	17,679
2010	6.923092	7.686505	11.03%	21,540
2009	5.443293	6.923092	27.19%	19,985
2008*	10.000000	5.443293	-45.57%	13,200
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	13,714
2011	8.680525	7.432925	-14.37%	13,407
2010	8.226406	8.680525	5.52%	11,890
2009	6.510364	8.226406	26.36%	11,546
2008	11.644002	6.510364	-44.09%	11,454
2007	10.835236	11.644002	7.46%	2,080
2006*	10.000000	10.835236	8.35%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	784,474
2011	17.001736	16.048045	-5.61%	1,114,877
2010	15.095973	17.001736	12.62%	1,280,858
2009	12.078766	15.095973	24.98%	1,494,795
2008	19.466359	12.078766	-37.95%	1,585,871
2007	18.700744	19.466359	4.09%	1,606,306
2006	16.285762	18.700744	14.83%	1,496,542
2005	15.356948	16.285762	6.05%	1,079,009
2004	13.707728	15.356948	12.03%	262,146
2003*	10.000000	13.707728	37.08%	84,849
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	337,740
2011	12.411964	12.303112	-0.88%	266,393
2010	11.503903	12.411964	7.89%	174,978
2009*	10.000000	11.503903	15.04%	4,320
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	291,193
2011	13.276309	12.922393	-2.67%	304,130
2010	12.061576	13.276309	10.07%	300,749
2009*	10.000000	12.061576	20.62%	19,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	152,962
2011	12.442939	12.584001	1.13%	171,124
2010	11.959774	12.442939	4.04%	191,422
2009	11.159036	11.959774	7.18%	177,326
2008	12.085719	11.159036	-7.67%	180,011
2007	11.673956	12.085719	3.53%	175,818
2006	11.191464	11.673956	4.31%	132,986
2005	11.025641	11.191464	1.50%	67,291
2004	10.723133	11.025641	2.82%	26,516
2003*	10.000000	10.723133	7.23%	2,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	7,523,035
2011	14.858981	14.593590	-1.79%	9,439,672
2010	13.635381	14.858981	8.97%	12,090,030
2009	11.649125	13.635381	17.05%	12,939,741
2008	15.437685	11.649125	-24.54%	13,728,342
2007	14.872451	15.437685	3.80%	13,339,522
2006	13.593344	14.872451	9.41%	9,205,738
2005	13.132916	13.593344	3.51%	3,412,781
2004	12.203108	13.132916	7.62%	716,057
2003*	10.000000	12.203108	22.03%	229,920

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	7,298,565
2011	16.191935	15.570810	-3.84%	9,968,979
2010	14.605638	16.191935	10.86%	10,916,994
2009	11.950716	14.605638	22.22%	11,552,814
2008	17.729297	11.950716	-32.59%	12,069,261
2007	17.001173	17.729297	4.28%	12,026,035
2006	15.106544	17.001173	12.54%	10,069,065
2005	14.359307	15.106544	5.20%	3,959,971
2004	13.038300	14.359307	10.13%	740,267
2003*	10.000000	13.038300	30.38%	130,248
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	925,335
2011	13.719595	13.758057	0.28%	1,521,712
2010	12.867974	13.719595	6.62%	1,706,876
2009	11.432441	12.867974	12.56%	1,864,315
2008	13.696706	11.432441	-16.53%	2,029,252
2007	13.170301	13.696706	4.00%	1,800,368
2006	12.362921	13.170301	6.53%	919,541
2005	12.042290	12.362921	2.66%	593,125
2004	11.437925	12.042290	5.28%	128,319
2003*	10.000000	11.437925	14.38%	24,175
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	151,074
2011	13.738189	13.161472	-4.20%	225,919
2010	12.885329	13.738189	6.62%	305,636
2009*	10.000000	12.885329	28.85%	1,046
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	13,323
2011	21.244633	20.342486	-4.25%	17,756
2010	17.133429	21.244633	24.00%	18,563
2009	12.751660	17.133429	34.36%	21,273
2008	20.427933	12.751660	-37.58%	21,500
2007	19.332334	20.427933	5.67%	13,646
2006	17.905052	19.332334	7.97%	5,620
2005	16.256166	17.905052	10.14%	5,912
2004	14.296525	16.256166	13.71%	3,211
2003*	10.000000	14.296525	42.97%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	228,015
2011	10.121033	9.944406	-1.75%	237,130
2010	10.301295	10.121033	-1.75%	288,328
2009	10.480380	10.301295	-1.71%	301,379
2008	10.452394	10.480380	0.27%	263,071
2007	10.152993	10.452394	2.95%	381,566
2006	9.885496	10.152993	2.71%	186,854
2005	9.799630	9.885496	0.88%	42,360
2004	9.893901	9.799630	-0.95%	0
2003*	10.000000	9.893901	-1.06%	13,774
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	40,692
2011	13.083288	13.568081	3.71%	44,414
2010	12.041376	13.083288	8.65%	51,946
2009	9.853499	12.041376	22.20%	46,476
2008	12.125745	9.853499	-18.74%	49,401
2007	11.797281	12.125745	2.78%	25,071
2006	11.452724	11.797281	3.01%	2,441
2005	11.407467	11.452724	0.40%	2,441
2004	10.898535	11.407467	4.67%	0
2003*	10.000000	10.898535	8.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	1,355,120
2011	9.050027	8.036198	-11.20%	1,521,577
2010	8.093736	9.050027	11.82%	1,557,876
2009	6.052492	8.093736	33.73%	2,023,854
2008*	10.000000	6.052492	-39.48%	2,109,047
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	0
2006	17.790715	21.396244	20.27%	0
2005	16.197590	17.790715	9.84%	0
2004	13.738380	16.197590	17.90%	0
2003*	10.000000	13.738380	37.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	120,410
2011	10.626678	8.728658	-17.86%	128,750
2010	10.218016	10.626678	4.00%	116,609
2009	8.031437	10.218016	27.23%	113,863
2008	15.266276	8.031437	-47.39%	803,861
2007	15.131435	15.266276	0.89%	943,573
2006	12.581194	15.131435	20.27%	308,369
2005	11.453079	12.581194	9.85%	20,251
2004*	10.000000	11.453079	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	466,100
2011	9.054459	8.608756	-4.92%	574,894
2010	7.988688	9.054459	13.34%	656,583
2009	6.285917	7.988688	27.09%	1,214,960
2008*	10.000000	6.285917	-37.14%	4,090
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	15,197
2011	8.700219	8.027444	-7.73%	26,627
2010	7.854021	8.700219	10.77%	33,745
2009	6.274075	7.854021	25.18%	56,148
2008*	10.000000	6.274075	-37.26%	2,268
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	686,652
2011	9.585284	8.998670	-6.12%	838,835
2010	7.714076	9.585284	24.26%	935,990
2009	6.196535	7.714076	24.49%	1,192,074
2008*	10.000000	6.196535	-38.03%	844,620
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	717,140
2011	10.062592	9.657332	-4.03%	852,480
2010	8.560970	10.062592	17.54%	921,143
2009	6.678536	8.560970	28.19%	1,149,626
2008*	10.000000	6.678536	-33.21%	1,589,145
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	4,728
2011	14.189699	13.821797	-2.59%	5,471
2010	11.544128	14.189699	22.92%	4,816
2009	9.238210	11.544128	24.96%	5,383
2008	17.587905	9.238210	-47.47%	4,866
2007	16.349615	17.587905	7.57%	1,933
2006	16.157720	16.349615	1.19%	0
2005	15.263895	16.157720	5.86%	0
2004	13.727977	15.263895	11.19%	0
2003*	10.000000	13.727977	37.28%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	4,408
2011	20.771140	19.295405	-7.10%	6,098
2010	16.715464	20.771140	24.26%	5,923
2009	13.517550	16.715464	23.66%	6,304
2008	20.323216	13.517550	-33.49%	5,805
2007	22.299337	20.323216	-8.86%	4,401
2006	19.381755	22.299337	15.05%	0
2005	19.192160	19.381755	0.99%	0
2004	16.696167	19.192160	14.95%	0
2003*	10.000000	16.696167	66.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	24,106
2011	20.293371	18.781832	-7.45%	29,469
2010	16.526315	20.293371	22.79%	29,195
2009	12.512624	16.526315	32.08%	33,330
2008	20.659969	12.512624	-39.44%	222,835
2007	20.638995	20.659969	0.10%	159,633
2006	18.796627	20.638995	9.80%	89,270
2005	17.079751	18.796627	10.05%	4,286
2004	14.634859	17.079751	16.71%	0
2003*	10.000000	14.634859	46.35%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	796,621
2011	13.796466	13.606781	-1.37%	957,525
2010	12.402068	13.796466	11.24%	1,062,992
2009	10.053611	12.402068	23.36%	1,530,489
2008	17.525749	10.053611	-42.64%	1,829,980
2007	16.534481	17.525749	6.00%	1,386,899
2006	14.839520	16.534481	11.42%	590,295
2005	14.109763	14.839520	5.17%	33,863
2004	13.111059	14.109763	7.62%	0
2003*	10.000000	13.111059	31.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	367
2011	9.105436	9.495610	4.29%	368
2010	7.138633	9.105436	27.55%	368
2009	5.567096	7.138633	28.23%	369
2008*	10.000000	5.567096	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	123,279
2011	10.406354	10.357453	-0.47%	123,447
2010	10.341446	10.406354	0.63%	146,807
2009	9.826970	10.341446	5.24%	152,900
2008*	10.000000	9.826970	-1.73%	32,961

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	1,000,879
2011	13.459684	11.581113	-13.96%	1,114,126
2010	12.881784	13.459684	4.49%	1,074,017
2009*	10.000000	12.881784	28.82%	1,575,243
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.258005	11.940477	16.40%	0
2011	11.909068	10.258005	-13.86%	0
2010	9.933994	11.909068	19.88%	0
2009	7.516797	9.933994	32.16%	0
2008	14.284135	7.516797	-47.38%	4,186
2007	14.087322	14.284135	1.40%	1,146,189
2006	11.613662	14.087322	21.30%	589,809
2005*	10.000000	11.613662	16.14%	28,918
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.080351	10.359573	2.77%	416,222
2011	10.229857	10.080351	-1.46%	452,675
2010	9.889402	10.229857	3.44%	582,206
2009	8.881836	9.889402	11.34%	957,146
2008	10.442362	8.881836	-14.94%	1,849,401
2007	10.145287	10.442362	2.93%	1,759,086
2006	9.909111	10.145287	2.38%	610,592
2005	9.941633	9.909111	-0.33%	18,206
2004	10.040481	9.941633	-0.98%	10,502
2003*	10.000000	10.040481	0.40%	3,936
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.578792	13.448304	6.91%	566
2011	12.939609	12.578792	-2.79%	617
2010	11.010583	12.939609	17.52%	628
2009	9.129398	11.010583	20.61%	632
2008	15.352476	9.129398	-40.53%	524
2007	15.547415	15.352476	-1.25%	331
2006	15.034039	15.547415	3.41%	0
2005	14.870180	15.034039	1.10%	0
2004	13.528240	14.870180	9.92%	0
2003*	10.000000	13.528240	35.28%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.905135	16.251507	9.03%	40,098
2011	15.652245	14.905135	-4.77%	48,233
2010	12.967155	15.652245	20.71%	48,321
2009	10.042218	12.967155	29.13%	49,293
2008	16.879012	10.042218	-40.50%	48,669
2007	15.965747	16.879012	5.72%	1,699,294
2006	14.291049	15.965747	11.72%	734,518
2005	13.611475	14.291049	4.99%	53,098
2004	12.229791	13.611475	11.30%	2,092
2003*	10.000000	12.229791	22.30%	2,092

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	0
2011	14.135150	12.708710	-10.09%	0
2010	12.437950	14.135150	13.65%	0
2009	9.082697	12.437950	36.94%	0
2008	15.497557	9.082697	-41.39%	925
2007	14.873968	15.497557	4.19%	1,009
2006	12.894589	14.873968	15.35%	227
2005	11.507127	12.894589	12.06%	0
2004*	10.000000	11.507127	15.07%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	0
2008	23.760837	13.929309	-41.38%	0
2007	22.799883	23.760837	4.21%	0
2006	19.771731	22.799883	15.32%	0
2005	17.642303	19.771731	12.07%	0
2004	15.104878	17.642303	16.80%	0
2003*	10.000000	15.104878	51.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	751,892
2011	14.512770	14.214463	-2.06%	939,709
2010	12.752848	14.512770	13.80%	1,074,305
2009	10.141101	12.752848	25.75%	1,470,281
2008	16.818258	10.141101	-39.70%	1,552,727
2007	16.437065	16.818258	2.32%	1,314,409
2006	14.577583	16.437065	12.76%	680,818
2005	14.030984	14.577583	3.90%	53,791
2004	13.084249	14.030984	7.24%	4,151
2003*	10.000000	13.084249	30.84%	384
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	14,964
2011	20.573839	19.732795	-4.09%	18,267
2010	17.016614	20.573839	20.90%	19,938
2009	12.652987	17.016614	34.49%	21,960
2008	20.773571	12.652987	-39.09%	469,138
2007	21.444172	20.773571	-3.13%	256,185
2006	19.034924	21.444172	12.66%	107,998
2005	17.657508	19.034924	7.80%	4,257
2004	15.079668	17.657508	17.09%	0
2003*	10.000000	15.079668	50.80%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	492,188
2011	11.282116	11.196933	-0.76%	481,530
2010	10.916941	11.282116	3.35%	549,273
2009*	10.000000	10.916941	9.17%	647,301
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	10,621
2011*	10.000000	9.973762	-0.26%	8,608
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	150
2010	11.192638	12.578016	12.38%	2,295
2009	8.775762	11.192638	27.54%	2,415
2008	14.570845	8.775762	-39.77%	2,584
2007	15.785091	14.570845	-7.69%	3,431
2006	13.860142	15.785091	13.89%	2,486
2005	13.405421	13.860142	3.39%	1,934
2004	12.279684	13.405421	9.17%	1,944
2003*	10.000000	12.279684	22.80%	1,149
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0
2008	21.267332	11.711052	-44.93%	0
2007	19.976776	21.267332	6.46%	0
2006	15.918898	19.976776	25.49%	0
2005	14.440241	15.918898	10.24%	0
2004	12.648853	14.440241	14.16%	0
2003*	10.000000	12.648853	26.49%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	0
2010	13.431125	15.940852	18.69%	2,502
2009	8.340797	13.431125	61.03%	2,502
2008	13.482437	8.340797	-38.14%	2,502
2007	13.005932	13.482437	3.66%	2,671
2006	12.554562	13.005932	3.60%	2,671
2005	12.089308	12.554562	3.85%	2,671
2004	11.715038	12.089308	3.19%	2,672
2003*	10.000000	11.715038	17.15%	169
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	23,712
2011	11.006698	11.398966	3.56%	27,974
2010	10.483703	11.006698	4.99%	32,371
2009	9.755312	10.483703	7.47%	42,126
2008	11.088437	9.755312	-12.02%	1,375,751
2007	10.727232	11.088437	3.37%	1,486,009
2006	10.542363	10.727232	1.75%	471,457
2005	10.323495	10.542363	2.12%	26,730
2004	10.096155	10.323495	2.25%	0
2003*	10.000000	10.096155	0.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	0
2003*	10.000000	12.552802	25.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.706281	-2.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.181485	13.916071	14.24%	0
2011	13.306523	12.181485	-8.45%	0
2010	12.055238	13.306523	10.38%	0
2009	9.656713	12.055238	24.84%	205
2008	15.819267	9.656713	-38.96%	205
2007	14.645062	15.819267	8.02%	205
2006	13.111399	14.645062	11.70%	205
2005	12.270978	13.111399	6.85%	2,754
2004	11.388700	12.270978	7.75%	2,795
2003*	10.000000	11.388700	13.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.279282	12.525851	11.05%	0
2011	10.780581	11.279282	4.63%	0
2010	9.685328	10.780581	11.31%	0
2009	8.538257	9.685328	13.43%	0
2008	12.259903	8.538257	-30.36%	0
2007	11.598463	12.259903	5.70%	0
2006	10.526589	11.598463	10.18%	0
2005	10.204621	10.526589	3.16%	0
2004*	10.000000	10.204621	2.05%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.682380	13.817813	18.28%	113
2011	12.587558	11.682380	-7.19%	441
2010*	10.000000	12.587558	25.88%	441
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	9,355
2011	16.126972	15.116906	-6.26%	7,398
2010	12.947558	16.126972	24.56%	9,302
2009	8.633268	12.947558	49.97%	7,408
2008	15.001465	8.633268	-42.45%	0
2007	13.417123	15.001465	11.81%	0
2006	11.124318	13.417123	20.61%	0
2005	10.656634	11.124318	4.39%	0
2004*	10.000000	10.656634	6.57%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.253792	13.815218	4.24%	0
2011	12.453970	13.253792	6.42%	0
2010	11.842167	12.453970	5.17%	0
2009	10.762240	11.842167	10.03%	0
2008	10.698171	10.762240	0.60%	0
2007	10.254861	10.698171	4.32%	0
2006	10.053336	10.254861	2.00%	0
2005	10.041379	10.053336	0.12%	0
2004*	10.000000	10.041379	0.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	0
2009	10.540193	12.456663	18.18%	0
2008	18.099119	10.540193	-41.76%	0
2007	17.578329	18.099119	2.96%	0
2006	15.300880	17.578329	14.88%	0
2005	14.895904	15.300880	2.72%	0
2004	13.638413	14.895904	9.22%	0
2003*	10.000000	13.638413	36.38%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.897727	23.147413	16.33%	0
2011	22.173624	19.897727	-10.26%	0
2010	17.836941	22.173624	24.31%	0
2009	12.732506	17.836941	40.09%	0
2008	20.180294	12.732506	-36.91%	0
2007	20.243032	20.180294	-0.31%	0
2006	18.049671	20.243032	12.15%	0
2005	17.236512	18.049671	4.72%	0
2004	14.740687	17.236512	16.93%	0
2003*	10.000000	14.740687	47.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.119910	1.20%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.658916	14.403095	5.45%	0
2011	12.446690	13.658916	9.74%	0
2010	12.057551	12.446690	3.23%	0
2009	11.140577	12.057551	8.23%	0
2008	11.527924	11.140577	-3.36%	0
2007	10.722391	11.527924	7.51%	0
2006	10.747787	10.722391	-0.24%	0
2005	10.775856	10.747787	-0.26%	110
2004	10.370757	10.775856	3.91%	117
2003*	10.000000	10.370757	3.71%	123
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
2007	17.466671	17.076207	-2.24%	0
2006	15.225883	17.466671	14.72%	0
2005	14.834062	15.225883	2.64%	0
2004	13.418600	14.834062	10.55%	0
2003*	10.000000	13.418600	34.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.585449	15.505152	14.13%	0
2011	13.951568	13.585449	-2.62%	0
2010	11.941104	13.951568	16.84%	0
2009	9.368076	11.941104	27.47%	0
2008	12.637300	9.368076	-25.87%	0
2007	13.190159	12.637300	-4.19%	0
2006	11.171661	13.190159	18.07%	0
2005*	10.000000	11.171661	11.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.381049	23.163840	13.65%	291
2011	20.637735	20.381049	-1.24%	294
2010	16.702030	20.637735	23.56%	366
2009	13.603687	16.702030	22.78%	294
2008	20.052499	13.603687	-32.16%	328
2007	20.556777	20.052499	-2.45%	342
2006	18.295913	20.556777	12.36%	85
2005	17.373568	18.295913	5.31%	506
2004	14.515251	17.373568	19.69%	1,051
2003*	10.000000	14.515251	45.15%	739

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.697711	16.665914	13.39%	194
2011	14.727905	14.697711	-0.21%	194
2010	13.094192	14.727905	12.48%	194
2009	10.578942	13.094192	23.78%	195
2008	17.187782	10.578942	-38.45%	196
2007	16.672368	17.187782	3.09%	196
2006	14.736279	16.672368	13.14%	197
2005	14.368549	14.736279	2.56%	0
2004	13.259231	14.368549	8.37%	0
2003*	10.000000	13.259231	32.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.903347	17.199580	8.15%	16
2011	14.892684	15.903347	6.79%	17
2010	13.182244	14.892684	12.98%	17
2009	10.982547	13.182244	20.03%	0
2008	15.914110	10.982547	-30.99%	0
2007	15.168104	15.914110	4.92%	0
2006	13.291141	15.168104	14.12%	0
2005	12.998806	13.291141	2.25%	0
2004	12.631214	12.998806	2.91%	0
2003*	10.000000	12.631214	26.31%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	95
2009	8.405272	10.380505	23.50%	277
2008	13.755208	8.405272	-38.89%	420
2007	15.789885	13.755208	-12.89%	550
2006	15.531693	15.789885	1.66%	888
2005	14.983039	15.531693	3.66%	1,263
2004	13.740007	14.983039	9.05%	1,392
2003*	10.000000	13.740007	37.40%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.143735	14.200711	8.04%	46
2011	14.164473	13.143735	-7.21%	48
2010	12.763647	14.164473	10.98%	50
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
2005	13.591048	13.573366	-0.13%	0
2004	12.921451	13.591048	5.18%	0
2003*	10.000000	12.921451	29.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.358032	13.281380	7.47%	60
2011	12.338353	12.358032	0.16%	62
2010	11.603463	12.338353	6.33%	65
2009	9.833968	11.603463	17.99%	0
2008	10.832380	9.833968	-9.22%	0
2007	10.492661	10.832380	3.24%	0
2006	10.281448	10.492661	2.05%	0
2005	10.367069	10.281448	-0.83%	0
2004	10.217883	10.367069	1.46%	0
2003*	10.000000	10.217883	2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
2005*	10.000000	10.666944	6.67%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	0
2010	10.826860	12.155562	12.27%	0
2009	8.576795	10.826860	26.23%	0
2008	12.997456	8.576795	-34.01%	0
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0
2005*	10.000000	10.972836	9.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
2005*	10.000000	11.180460	11.80%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.456951	15.896657	2.84%	0
2011	16.603040	15.456951	-6.90%	0
2010	14.188948	16.603040	17.01%	28
2009	9.791116	14.188948	44.92%	20
2008	21.868739	9.791116	-55.23%	9
2007	15.292040	21.868739	43.01%	2
2006	13.352901	15.292040	14.52%	561
2005*	10.000000	13.352901	33.53%	766

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.486509	16.651302	14.94%	113
2011	14.655542	14.486509	-1.15%	118
2010	12.986716	14.655542	12.85%	123
2009	10.182016	12.986716	27.55%	0
2008	18.131699	10.182016	-43.84%	1,798
2007	18.233864	18.131699	-0.56%	2,524
2006	15.481737	18.233864	17.78%	2,604
2005	14.932866	15.481737	3.68%	2,694
2004	13.670820	14.932866	9.23%	0
2003*	10.000000	13.670820	36.71%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.645431	16.452529	12.34%	0
2011	14.918169	14.645431	-1.83%	0
2010	12.264761	14.918169	21.63%	0
2009	9.760134	12.264761	25.66%	0
2008	18.863469	9.760134	-48.26%	0
2007	15.167421	18.863469	24.37%	0
2006	14.492214	15.167421	4.66%	0
2005	13.987398	14.492214	3.61%	0
2004	13.812504	13.987398	1.27%	0
2003*	10.000000	13.812504	38.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.121907	13.607204	3.70%	46
2011	12.483522	13.121907	5.11%	48
2010	11.820142	12.483522	5.61%	50
2009	10.424222	11.820142	13.39%	0
2008	10.995925	10.424222	-5.20%	270
2007	10.759148	10.995925	2.20%	289
2006	10.520620	10.759148	2.27%	227
2005	10.513713	10.520620	0.07%	167
2004	10.275874	10.513713	2.31%	121
2003*	10.000000	10.275874	2.76%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.813717	25.664469	12.50%	0
2011	26.059334	22.813717	-12.45%	0
2010	20.639521	26.059334	26.26%	0
2009	15.039323	20.639521	37.24%	0
2008	25.359600	15.039323	-40.70%	0
2007	22.392345	25.359600	13.25%	0
2006	20.285633	22.392345	10.39%	0
2005	17.502931	20.285633	15.90%	91
2004	14.298178	17.502931	22.41%	96
2003*	10.000000	14.298178	42.98%	101

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	0
2009	14.009388	17.364361	23.95%	0
2008	25.458055	14.009388	-44.97%	0
2007	22.149968	25.458055	14.93%	0
2006	19.151163	22.149968	15.66%	0
2005	16.417462	19.151163	16.65%	0
2004	14.753996	16.417462	11.27%	0
2003*	10.000000	14.753996	47.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.458778	12.370367	18.28%	0
2011	12.892158	10.458778	-18.87%	0
2010	11.635880	12.892158	10.80%	0
2009	9.389224	11.635880	23.93%	0
2008	17.057859	9.389224	-44.96%	0
2007	14.840411	17.057859	14.94%	0
2006	12.826808	14.840411	15.70%	0
2005	10.999651	12.826808	16.61%	0
2004*	10.000000	10.999651	10.00%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
2007	21.258879	22.009961	3.53%	0
2006	18.660266	21.258879	13.93%	0
2005	18.551112	18.660266	0.59%	0
2004	16.594524	18.551112	11.79%	0
2003*	10.000000	16.594524	65.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	0
2007	11.082100	11.290361	1.88%	0
2006*	10.000000	11.082100	10.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.267776	17.885091	9.94%	0
2011	15.627815	16.267776	4.10%	0
2010	13.190899	15.627815	18.47%	207
2009	11.447265	13.190899	15.23%	601
2008	15.990900	11.447265	-28.41%	1,131
2007	16.735450	15.990900	-4.45%	2,709
2006	14.549945	16.735450	15.02%	3,443
2005	14.325045	14.549945	1.57%	4,372
2004	13.142118	14.325045	9.00%	3,218
2003*	10.000000	13.142118	31.42%	105
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.383005	23.695704	16.25%	0
2011	21.566888	20.383005	-5.49%	0
2010	17.127950	21.566888	25.92%	24
2009	13.504549	17.127950	26.83%	17
2008	20.531409	13.504549	-34.22%	9
2007	21.419668	20.531409	-4.15%	2
2006	18.645032	21.419668	14.88%	667
2005	17.455454	18.645032	6.81%	986
2004	14.364281	17.455454	21.52%	0
2003*	10.000000	14.364281	43.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.117360	16.797678	11.12%	0
2011	18.295629	15.117360	-17.37%	0
2010	15.854038	18.295629	15.40%	28
2009	9.351859	15.854038	69.53%	21
2008	20.122664	9.351859	-53.53%	10
2007	15.923723	20.122664	26.37%	2
2006	12.651246	15.923723	25.87%	732
2005*	10.000000	12.651246	26.51%	814

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
2007	20.616415	23.372454	13.37%	0
2006	17.286118	20.616415	19.27%	0
2005	15.977318	17.286118	8.19%	0
2004	13.726705	15.977318	16.40%	0
2003*	10.000000	13.726705	37.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.369724	14.369814	16.17%	0
2011	14.102076	12.369724	-12.28%	0
2010	13.246751	14.102076	6.46%	0
2009	9.832218	13.246751	34.73%	0
2008	16.797762	9.832218	-41.47%	1,275
2007	14.818425	16.797762	13.36%	1,030
2006	12.423072	14.818425	19.28%	1,164
2005	11.486259	12.423072	8.16%	2,324
2004*	10.000000	11.486259	14.86%	619
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.684039	17.720652	12.99%	0
2011	16.104514	15.684039	-2.61%	0
2010	14.337859	16.104514	12.32%	0
2009	12.301845	14.337859	16.55%	0
2008	11.795237	12.301845	4.30%	0
2007	10.818969	11.795237	9.02%	0
2006	9.762850	10.818969	10.82%	0
2005*	10.000000	9.762850	-2.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.188395	1.88%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.950823	10.022969	11.98%	0
2011	10.305141	8.950823	-13.14%	0
2010*	10.000000	10.305141	3.05%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.612666	-3.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.925045	-0.75%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.706928	-2.93%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.778669	7.79%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.034030	0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	0
2009	12.515239	15.434123	23.32%	0
2008	15.183189	12.515239	-17.57%	0
2007	14.020622	15.183189	8.29%	0
2006	12.930226	14.020622	8.43%	0
2005	12.229660	12.930226	5.73%	0
2004	11.500087	12.229660	6.34%	0
2003*	10.000000	11.500087	15.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.148792	20.857130	21.62%	647
2011	18.765144	17.148792	-8.61%	653
2010	17.946115	18.765144	4.56%	812
2009	12.515803	17.946115	43.39%	653
2008	22.886905	12.515803	-45.31%	728
2007	17.058984	22.886905	34.16%	758
2006	15.919551	17.058984	7.16%	0
2005	14.402045	15.919551	10.54%	0
2004	12.432126	14.402045	15.85%	0
2003*	10.000000	12.432126	24.32%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.926040	-0.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.416467	29.358871	11.14%	360
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.230706	39.257929	25.70%	0
2006	21.688225	31.230706	44.00%	0
2005	16.738188	21.688225	29.57%	0
2004	14.361268	16.738188	16.55%	0
2003*	10.000000	14.361268	43.61%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.537450	16.656735	14.58%	0
2011	14.748784	14.537450	-1.43%	0
2010	13.391645	14.748784	10.13%	0
2009	9.804104	13.391645	36.59%	0
2008	15.842803	9.804104	-38.12%	0
2007	14.532572	15.842803	9.02%	0
2006	13.790894	14.532572	5.38%	0
2005	13.473465	13.790894	2.36%	0
2004	12.589263	13.473465	7.02%	0
2003*	10.000000	12.589263	25.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.343084	18.597094	13.79%	0
2011	16.720022	16.343084	-2.25%	0
2010	15.309174	16.720022	9.22%	0
2009	12.731433	15.309174	20.25%	0
2008	19.276952	12.731433	-33.96%	0
2007	18.246613	19.276952	5.65%	0
2006	15.418416	18.246613	18.34%	0
2005	14.746550	15.418416	4.56%	0
2004	13.077936	14.746550	12.76%	0
2003*	10.000000	13.077936	30.78%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.049407	10.110699	11.73%	0
2011*	10.000000	9.049407	-9.51%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
2008	10.870847	7.496405	-31.04%	0
2007	10.430613	10.870847	4.22%	0
2006*	10.000000	10.430613	4.31%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.090766	11.431553	3.07%	0
2011	10.682066	11.090766	3.83%	0
2010	10.263054	10.682066	4.08%	0
2009	9.318922	10.263054	10.13%	0
2008	10.529215	9.318922	-11.49%	0
2007	10.412741	10.529215	1.12%	0
2006*	10.000000	10.412741	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.811580	11.762560	19.88%	0
2011	11.016702	9.811580	-10.94%	0
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
2008	12.029430	7.248531	-39.74%	0
2007	10.712318	12.029430	12.30%	0
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.125578	10.520324	15.28%	0
2011	9.749596	9.125578	-6.40%	0
2010	8.399928	9.749596	16.07%	0
2009	6.163543	8.399928	36.28%	0
2008	11.251384	6.163543	-45.22%	0
2007	10.240314	11.251384	9.87%	0
2006*	10.000000	10.240314	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	227
2009	10.060891	14.424560	43.37%	657
2008	14.227700	10.060891	-29.29%	997
2007	14.049499	14.227700	1.27%	1,306
2006	12.934751	14.049499	8.62%	2,108
2005	12.864955	12.934751	0.54%	2,997
2004	11.899285	12.864955	8.12%	3,304
2003*	10.000000	11.899285	18.99%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.148176	14.809936	12.64%	0
2011	12.897558	13.148176	1.94%	0
2010	11.606439	12.897558	11.12%	0
2009	8.090783	11.606439	43.45%	0
2008	11.458925	8.090783	-29.39%	0
2007	11.311733	11.458925	1.30%	0
2006	10.414642	11.311733	8.61%	0
2005*	10.000000	10.414642	4.15%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.590393	16.930563	16.04%	0
2011	15.245979	14.590393	-4.30%	0
2010	13.448093	15.245979	13.37%	0
2009	10.676501	13.448093	25.96%	0
2008	17.318324	10.676501	-38.35%	0
2007	18.109621	17.318324	-4.37%	0
2006	15.957644	18.109621	13.49%	487
2005	15.631642	15.957644	2.09%	0
2004	13.595292	15.631642	14.98%	0
2003*	10.000000	13.595292	35.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
2007	34.261585	48.845262	42.57%	0
2006	25.593427	34.261585	33.87%	0
2005	19.693802	25.593427	29.96%	0
2004	16.651616	19.693802	18.27%	0
2003*	10.000000	16.651616	66.52%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.736949	19.215306	14.81%	0
2011	22.017490	16.736949	-23.98%	0
2010	19.346780	22.017490	13.80%	22
2009	12.080137	19.346780	60.15%	16
2008	29.195921	12.080137	-58.62%	7
2007	20.442522	29.195921	42.82%	1
2006	15.243606	20.442522	34.11%	3
2005	11.715831	15.243606	30.11%	0
2004*	10.000000	11.715831	17.16%	793
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.744186	12.896769	1.20%	46
2011	12.099304	12.744186	5.33%	48
2010	11.758780	12.099304	2.90%	50
2009	11.660809	11.758780	0.84%	0
2008	11.023542	11.660809	5.78%	6,149
2007	10.476712	11.023542	5.22%	2,666
2006	10.323283	10.476712	1.49%	2,751
2005	10.179763	10.323283	1.41%	2,846
2004	10.038872	10.179763	1.40%	0
2003*	10.000000	10.038872	0.39%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	118
2009	5.441437	6.917197	27.12%	82
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	0
2006*	10.000000	10.831580	8.32%	840
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.975717	18.182340	13.81%	7,338
2011	16.933712	15.975717	-5.66%	7,614
2010	15.043224	16.933712	12.57%	7,329
2009	12.042687	15.043224	24.92%	7,014
2008	19.418103	12.042687	-37.98%	7,164
2007	18.663939	19.418103	4.04%	1,503
2006	16.261968	18.663939	14.77%	0
2005	15.342293	16.261968	5.99%	587
2004	13.701620	15.342293	11.97%	685
2003*	10.000000	13.701620	37.02%	5,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.527245	12.937881	3.28%	272
2011	12.393105	12.527245	1.08%	273
2010	11.917943	12.393105	3.99%	273
2009	11.125672	11.917943	7.12%	274
2008	12.055724	11.125672	-7.71%	275
2007	11.650951	12.055724	3.47%	276
2006	11.175080	11.650951	4.26%	276
2005	11.015097	11.175080	1.45%	0
2004	10.718341	11.015097	2.77%	0
2003*	10.000000	10.718341	7.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.527801	15.808117	8.81%	4,714
2011	14.799515	14.527801	-1.84%	5,007
2010	13.587725	14.799515	8.92%	5,577
2009	11.614317	13.587725	16.99%	6,417
2008	15.399414	11.614317	-24.58%	7,521
2007	14.843178	15.399414	3.75%	12,862
2006	13.573482	14.843178	9.35%	14,491
2005	13.120388	13.573482	3.45%	11,825
2004	12.197676	13.120388	7.56%	27,701
2003*	10.000000	12.197676	21.98%	4,334
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.500648	17.315454	11.71%	2,924
2011	16.127159	15.500648	-3.88%	11,115
2010	14.554604	16.127159	10.80%	10,186
2009	11.915016	14.554604	22.15%	9,721
2008	17.685357	11.915016	-32.63%	1,635
2007	16.967720	17.685357	4.23%	1,514
2006	15.084471	16.967720	12.48%	1,404
2005	14.345619	15.084471	5.15%	1,210
2004	13.032501	14.345619	10.08%	1,088
2003*	10.000000	13.032501	30.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.696059	14.530234	6.09%	0
2011	13.664709	13.696059	0.23%	0
2010	12.823011	13.664709	6.56%	0
2009	11.398289	12.823011	12.50%	0
2008	13.662752	11.398289	-16.57%	0
2007	13.144366	13.662752	3.94%	8,389
2006	12.344849	13.144366	6.48%	8,389
2005	12.030792	12.344849	2.61%	0
2004	11.432830	12.030792	5.23%	0
2003*	10.000000	11.432830	14.33%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.143632	15.284154	16.29%	1,260
2011	13.726542	13.143632	-4.25%	1,269
2010	12.880958	13.726542	6.56%	1,539
2009*	10.000000	12.880958	28.81%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.250791	23.360061	15.35%	0
2011	21.159631	20.250791	-4.30%	0
2010	17.073555	21.159631	23.93%	189
2009	12.713568	17.073555	34.29%	444
2008	20.377307	12.713568	-37.61%	638
2007	19.294289	20.377307	5.61%	816
2006	17.878889	19.294289	7.92%	1,497
2005	16.240650	17.878889	10.09%	2,916
2004	14.290151	16.240650	13.65%	2,055
2003*	10.000000	14.290151	42.90%	748
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.899405	9.720735	-1.80%	14,931
2011	10.080348	9.899405	-1.80%	15,977
2010	10.265103	10.080348	-1.80%	15,855
2009	10.448876	10.265103	-1.76%	24,875
2008	10.426279	10.448876	0.22%	20,580
2007	10.132810	10.426279	2.90%	6,119
2006	9.870853	10.132810	2.65%	10,287
2005	9.790082	9.870853	0.83%	8,655
2004	9.889293	9.790082	-1.00%	4,547
2003*	10.000000	9.889293	-1.11%	3,068
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.506993	14.888032	10.22%	0
2011	13.031001	13.506993	3.65%	0
2010	11.999350	13.031001	8.60%	125
2009	9.824098	11.999350	22.14%	362
2008	12.095722	9.824098	-18.78%	549
2007	11.774087	12.095722	2.73%	719
2006	11.436003	11.774087	2.96%	1,161
2005	11.396583	11.436003	0.35%	1,651
2004	10.893681	11.396583	4.62%	1,820
2003*	10.000000	10.893681	8.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
2008*	10.000000	6.050429	-39.50%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
2007	21.356427	21.537850	0.85%	0
2006	17.766611	21.356427	20.21%	0
2005	16.183856	17.766611	9.78%	0
2004	13.733726	16.183856	17.84%	0
2003*	10.000000	13.733726	37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.694699	9.984728	14.84%	0
2011	10.590722	8.694699	-17.90%	0
2010	10.188621	10.590722	3.95%	0
2009	8.012406	10.188621	27.16%	0
2008	15.237873	8.012406	-47.42%	0
2007	15.111008	15.237873	0.84%	0
2006	12.570579	15.111008	20.21%	0
2005	11.449228	12.570579	9.79%	0
2004*	10.000000	11.449228	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.981908	10.111494	12.58%	1,670
2011	9.572291	8.981908	-6.17%	1,685
2010	7.707532	9.572291	24.19%	2,145
2009	6.194427	7.707532	24.43%	1,720
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
2008*	10.000000	6.676263	-33.24%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.759512	15.280298	11.05%	0
2011	14.132927	13.759512	-2.64%	0
2010	11.503780	14.132927	22.85%	0
2009	9.210609	11.503780	24.90%	0
2008	17.544321	9.210609	-47.50%	241
2007	16.317444	17.544321	7.52%	178
2006	16.134121	16.317444	1.14%	153
2005	15.249341	16.134121	5.80%	114
2004	13.721857	15.249341	11.13%	97
2003*	10.000000	13.721857	37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.208436	22.691833	18.13%	0
2011	20.688034	19.208436	-7.15%	0
2010	16.657048	20.688034	24.20%	0
2009	13.477173	16.657048	23.59%	0
2008	20.272848	13.477173	-33.52%	0
2007	22.255469	20.272848	-8.91%	0
2006	19.353450	22.255469	14.99%	0
2005	19.173862	19.353450	0.94%	0
2004	16.688734	19.173862	14.89%	0
2003*	10.000000	16.688734	66.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	0
2010	16.468562	20.212173	22.73%	0
2009	12.475251	16.468562	32.01%	0
2008	20.608770	12.475251	-39.47%	0
2007	20.598389	20.608770	0.05%	0
2006	18.769168	20.598389	9.75%	0
2005	17.063461	18.769168	10.00%	0
2004	14.628336	17.063461	16.65%	0
2003*	10.000000	14.628336	46.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.545453	15.142923	11.79%	0
2011	13.741266	13.545453	-1.42%	0
2010	12.358728	13.741266	11.19%	0
2009	10.023574	12.358728	23.30%	0
2008	17.482313	10.023574	-42.66%	0
2007	16.501933	17.482313	5.94%	0
2006	14.817828	16.501933	11.37%	0
2005	14.096285	14.817828	5.12%	0
2004	13.105211	14.096285	7.56%	0
2003*	10.000000	13.105211	31.05%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.477882	10.757084	13.50%	0
2011	9.093061	9.477882	4.23%	0
2010	7.132550	9.093061	27.49%	0
2009	5.565185	7.132550	28.16%	0
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.223255	11.893963	16.34%	0
2011	11.874758	10.223255	-13.91%	0
2010	9.910417	11.874758	19.82%	0
2009	7.502775	9.910417	32.09%	0
2008	14.264773	7.502775	-47.40%	28
2007	14.075423	14.264773	1.35%	5
2006	11.609751	14.075423	21.24%	8
2005*	10.000000	11.609751	16.10%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.034926	10.307634	2.72%	46
2011	10.188937	10.034926	-1.51%	11,379
2010	9.854848	10.188937	3.39%	11,381
2009	8.855318	9.854848	11.29%	0
2008	10.416482	8.855318	-14.99%	289
2007	10.125323	10.416482	2.88%	304
2006	9.894639	10.125323	2.33%	240
2005	9.932152	9.894639	-0.38%	177
2004	10.036005	9.932152	-1.03%	127
2003*	10.000000	10.036005	0.36%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.522061	13.380830	6.86%	0
2011	12.887809	12.522061	-2.84%	0
2010	10.972088	12.887809	17.46%	0
2009	9.102129	10.972088	20.54%	0
2008	15.314432	9.102129	-40.57%	0
2007	15.516839	15.314432	-1.30%	0
2006	15.012087	15.516839	3.36%	0
2005	14.855998	15.012087	1.05%	0
2004	13.522216	14.855998	9.86%	0
2003*	10.000000	13.522216	35.22%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	0
2009	10.013252	12.923170	29.06%	0
2008	16.838934	10.013252	-40.54%	0
2007	15.936002	16.838934	5.67%	0
2006	14.271672	15.936002	11.66%	0
2005	13.599927	14.271672	4.94%	0
2004	12.225637	13.599927	11.24%	0
2003*	10.000000	12.225637	22.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.659277	15.035881	18.77%	0
2011	14.087322	12.659277	-10.14%	0
2010	12.402160	14.087322	13.59%	0
2009	9.061175	12.402160	36.87%	0
2008	15.468733	9.061175	-41.42%	1,568
2007	14.853903	15.468733	4.14%	1,625
2006	12.883737	14.853903	15.29%	1,677
2005	11.503272	12.883737	12.00%	1,735
2004*	10.000000	11.503272	15.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	0
2009	13.887705	19.004772	36.85%	0
2008	23.701973	13.887705	-41.41%	0
2007	22.755050	23.701973	4.16%	0
2006	19.742872	22.755050	15.26%	0
2005	17.625493	19.742872	12.01%	0
2004	15.098167	17.625493	16.74%	0
2003*	10.000000	15.098167	50.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.142487	1.42%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.150389	16.203001	14.51%	0
2011	14.454684	14.150389	-2.11%	0
2010	12.708267	14.454684	13.74%	0
2009	10.110795	12.708267	25.69%	0
2008	16.776556	10.110795	-39.73%	0
2007	16.404704	16.776556	2.27%	0
2006	14.556268	16.404704	12.70%	0
2005	14.017578	14.556268	3.84%	0
2004	13.078404	14.017578	7.18%	0
2003*	10.000000	13.078404	30.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.643856	22.697960	15.55%	0
2011	20.491527	19.643856	-4.14%	0
2010	16.957145	20.491527	20.84%	49
2009	12.615191	16.957145	34.42%	36
2008	20.722098	12.615191	-39.12%	18
2007	21.401986	20.722098	-3.18%	4
2006	19.007120	21.401986	12.60%	510
2005	17.640670	19.007120	7.75%	495
2004	15.072953	17.640670	17.04%	0
2003*	10.000000	15.072953	50.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.970403	10.720627	7.52%	0
2011*	10.000000	9.970403	-0.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.732797	13.725967	16.99%	0
2011	12.528965	11.732797	-6.35%	0
2010	11.154656	12.528965	12.32%	0
2009	8.750441	11.154656	27.48%	0
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	0
2006	13.841360	15.755685	13.83%	0
2005	13.394064	13.841360	3.34%	0
2004	12.275514	13.394064	9.11%	0
2003*	10.000000	12.275514	22.76%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0
2005	14.427990	15.897319	10.18%	0
2004	12.644552	14.427990	14.10%	0
2003*	10.000000	12.644552	26.45%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
2005	12.079069	12.537566	3.80%	0
2004	11.711064	12.079069	3.14%	0
2003*	10.000000	11.711064	17.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.348781	12.168491	7.22%	46
2011	10.963809	11.348781	3.51%	48
2010	10.448159	10.963809	4.94%	50
2009	9.727192	10.448159	7.41%	0
2008	11.062118	9.727192	-12.07%	0
2007	10.707238	11.062118	3.31%	0
2006	10.528053	10.707238	1.70%	0
2005	10.314724	10.528053	2.07%	0
2004	10.092718	10.314724	2.20%	0
2003*	10.000000	10.092718	0.93%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
2007	16.251803	16.978141	4.47%	0
2006	14.935322	16.251803	8.81%	0
2005	13.562397	14.935322	10.12%	0
2004	12.546417	13.562397	8.10%	0
2003*	10.000000	12.546417	25.46%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.702966	-2.97%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.607335	-3.93%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.129673	13.849820	14.18%	0
2011	13.256655	12.129673	-8.50%	0
2010	12.016171	13.256655	10.32%	0
2009	9.630322	12.016171	24.77%	0
2008	15.784090	9.630322	-38.99%	2,906
2007	14.619971	15.784090	7.96%	3,012
2006	13.095576	14.619971	11.64%	3,108
2005	12.262394	13.095576	6.79%	3,214
2004	11.386513	12.262394	7.69%	0
2003*	10.000000	11.386513	13.87%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.238452	12.474152	11.00%	0
2011	10.747011	11.238452	4.57%	0
2010	9.660082	10.747011	11.25%	0
2009	8.520347	9.660082	13.38%	0
2008	12.240424	8.520347	-30.39%	0
2007	11.585958	12.240424	5.65%	0
2006	10.520576	11.585958	10.13%	0
2005	10.203972	10.520576	3.10%	0
2004*	10.000000	10.203972	2.04%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.673706	13.800521	18.22%	0
2011	12.584611	11.673706	-7.24%	0
2010*	10.000000	12.584611	25.85%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	0
2010	12.913770	16.076701	24.49%	0
2009	8.615146	12.913770	49.90%	0
2008	14.977636	8.615146	-42.48%	0
2007	13.402661	14.977636	11.75%	0
2006	11.117972	13.402661	20.55%	0
2005	10.655954	11.117972	4.34%	0
2004*	10.000000	10.655954	6.56%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.205825	13.758211	4.18%	0
2011	12.415193	13.205825	6.37%	0
2010	11.811308	12.415193	5.11%	0
2009	10.739659	11.811308	9.98%	0
2008	10.681162	10.739659	0.55%	0
2007	10.243801	10.681162	4.27%	0
2006	10.047592	10.243801	1.95%	0
2005	10.040737	10.047592	0.07%	0
2004*	10.000000	10.040737	0.41%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	0
2009	10.508689	12.413111	18.12%	0
2008	18.054232	10.508689	-41.79%	0
2007	17.543710	18.054232	2.91%	0
2006	15.278513	17.543710	14.83%	1,067
2005	14.881685	15.278513	2.67%	1,069
2004	13.632334	14.881685	9.16%	1,114
2003*	10.000000	13.632334	36.32%	1,151
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	217
2011	22.084830	19.807956	-10.31%	217
2010	17.774548	22.084830	24.25%	798
2009	12.694437	17.774548	40.02%	203
2008	20.130240	12.694437	-36.94%	117
2007	20.203167	20.130240	-0.36%	0
2006	18.023283	20.203167	12.09%	0
2005	17.220056	18.023283	4.66%	0
2004	14.734107	17.220056	16.87%	0
2003*	10.000000	14.734107	47.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	847
2011	12.396085	13.596485	9.68%	20,904
2010	12.014646	12.396085	3.17%	20,517
2009	11.106590	12.014646	8.18%	21,724
2008	11.498609	11.106590	-3.41%	24,620
2007	10.700603	11.498609	7.46%	20,857
2006	10.731395	10.700603	-0.29%	21,311
2005	10.764887	10.731395	-0.31%	21,719
2004	10.365477	10.764887	3.85%	12,676
2003*	10.000000	10.365477	3.65%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
2006	15.203635	17.432300	14.66%	0
2005	14.819911	15.203635	2.59%	0
2004	13.412628	14.819911	10.49%	0
2003*	10.000000	13.412628	34.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	2,934
2011	13.911364	13.539412	-2.67%	3,508
2010	11.912745	13.911364	16.78%	3,100
2009	9.350585	11.912745	27.40%	5,210
2008	12.620144	9.350585	-25.91%	5,485
2007	13.179014	12.620144	-4.24%	1,932
2006	11.167887	13.179014	18.01%	0
2005*	10.000000	11.167887	11.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	1,035
2011	12.956952	12.254789	-5.42%	4,322
2010	12.027073	12.956952	7.73%	1,509
2009*	10.000000	12.027073	20.27%	1,134
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	597
2011	20.555092	20.289105	-1.29%	1,636
2010	16.643625	20.555092	23.50%	2,688
2009	13.563037	16.643625	22.71%	1,844
2008	20.002786	13.563037	-32.19%	3,120
2007	20.516323	20.002786	-2.50%	5,616
2006	18.269183	20.516323	12.30%	5,508
2005	17.356994	18.269183	5.26%	5,793
2004	14.508790	17.356994	19.63%	7,491
2003*	10.000000	14.508790	45.09%	3,647

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	1,626
2011	14.668947	14.631439	-0.26%	17,230
2010	13.048410	14.668947	12.42%	26,348
2009	10.547325	13.048410	23.71%	27,139
2008	17.145170	10.547325	-38.48%	28,788
2007	16.639547	17.145170	3.04%	39,870
2006	14.714741	16.639547	13.08%	41,370
2005	14.354842	14.714741	2.51%	47,881
2004	13.253320	14.354842	8.31%	12,936
2003*	10.000000	13.253320	32.53%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	693
2011	14.833045	15.831612	6.73%	1,242
2010	13.136134	14.833045	12.92%	4,719
2009	10.949713	13.136134	19.97%	4,719
2008	15.874644	10.949713	-31.02%	7,313
2007	15.138224	15.874644	4.86%	7,579
2006	13.271692	15.138224	14.06%	8,600
2005	12.986389	13.271692	2.20%	7,717
2004	12.625572	12.986389	2.86%	5,679
2003*	10.000000	12.625572	26.26%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	0
2008	13.721095	8.380150	-38.93%	0
2007	15.758805	13.721095	-12.93%	0
2006	15.509010	15.758805	1.61%	0
2005	14.968748	15.509010	3.61%	0
2004	13.733890	14.968748	8.99%	0
2003*	10.000000	13.733890	37.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.084441	14.129435	7.99%	562
2011	14.107750	13.084441	-7.25%	543
2010	12.719010	14.107750	10.92%	537
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
2004	12.915694	13.578075	5.13%	0
2003*	10.000000	12.915694	29.16%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.302288	13.214717	7.42%	539
2011	12.288936	12.302288	0.11%	3,541
2010	11.562875	12.288936	6.28%	13,482
2009	9.804553	11.562875	17.93%	18,047
2008	10.805484	9.804553	-9.26%	17,742
2007	10.471975	10.805484	3.18%	19,984
2006	10.266398	10.471975	2.00%	20,199
2005	10.357156	10.266398	-0.88%	20,814
2004	10.213311	10.357156	1.41%	14,765
2003*	10.000000	10.213311	2.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
2007	11.469338	12.204072	6.41%	0
2006	10.663346	11.469338	7.56%	0
2005*	10.000000	10.663346	6.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	3,279
2010	10.801171	12.120556	12.22%	3,430
2009	8.560800	10.801171	26.17%	6,245
2008	12.979840	8.560800	-34.05%	6,407
2007	12.027039	12.979840	7.92%	7,264
2006	10.969142	12.027039	9.64%	7,421
2005*	10.000000	10.969142	9.69%	7,588
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	922
2010	10.551525	12.002147	13.75%	965
2009	8.195231	10.551525	28.75%	842
2008	13.505146	8.195231	-39.32%	1,079
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	5,026
2011	16.555210	15.404595	-6.95%	4,992
2010	14.155272	16.555210	16.95%	4,257
2009	9.772843	14.155272	44.84%	2,813
2008	21.839085	9.772843	-55.25%	2,791
2007	15.279127	21.839085	42.93%	893
2006	13.348402	15.279127	14.46%	708
2005*	10.000000	13.348402	33.48%	5,505

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	2,881
2011	14.596869	14.421183	-1.20%	18,658
2010	12.941302	14.596869	12.79%	67,069
2009	10.151580	12.941302	27.48%	73,460
2008	18.086735	10.151580	-43.87%	84,314
2007	18.197972	18.086735	-0.61%	95,851
2006	15.459110	18.197972	17.72%	99,741
2005	14.918610	15.459110	3.62%	102,566
2004	13.664733	14.918610	9.18%	64,459
2003*	10.000000	13.664733	36.65%	1,129
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	1,609
2011	14.858393	14.579335	-1.88%	7,305
2010	12.221840	14.858393	21.57%	11,389
2009	9.730934	12.221840	25.60%	10,454
2008	18.816653	9.730934	-48.29%	12,772
2007	15.137527	18.816653	24.30%	13,925
2006	14.470999	15.137527	4.61%	15,032
2005	13.974030	14.470999	3.56%	15,209
2004	13.806339	13.974030	1.21%	12,845
2003*	10.000000	13.806339	38.06%	900
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	26,494
2011	12.433559	13.062768	5.06%	14,816
2010	11.778830	12.433559	5.56%	19,675
2009	10.393080	11.778830	13.33%	37,753
2008	10.968658	10.393080	-5.25%	41,449
2007	10.737961	10.968658	2.15%	31,886
2006	10.505247	10.737961	2.22%	12,826
2005	10.503682	10.505247	0.01%	11,920
2004	10.271299	10.503682	2.26%	9,778
2003*	10.000000	10.271299	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	5,456
2011	25.955059	22.710878	-12.50%	17,870
2010	20.567387	25.955059	26.20%	37,984
2009	14.994381	20.567387	37.17%	42,963
2008	25.296736	14.994381	-40.73%	46,113
2007	22.348276	25.296736	13.19%	56,179
2006	20.255999	22.348276	10.33%	59,879
2005	17.486236	20.255999	15.84%	62,587
2004	14.291814	17.486236	22.35%	37,694
2003*	10.000000	14.291814	42.92%	351

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	0
2006	19.123170	22.106362	15.60%	0
2005	16.401788	19.123170	16.59%	0
2004	14.747430	16.401788	11.22%	0
2003*	10.000000	14.747430	47.47%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	1,370
2011	12.848501	10.418061	-18.92%	5,441
2010	11.602372	12.848501	10.74%	5,798
2009	9.366945	11.602372	23.87%	6,538
2008	17.026073	9.366945	-44.98%	6,238
2007	14.820340	17.026073	14.88%	3,243
2006	12.815973	14.820340	15.64%	4,276
2005	10.995945	12.815973	16.55%	1,788
2004*	10.000000	10.995945	9.96%	384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.925535	22.354752	24.71%	177
2011	20.077343	17.925535	-10.72%	6,948
2010	16.191033	20.077343	24.00%	11,996
2009	10.496953	16.191033	54.25%	12,124
2008	21.955389	10.496953	-52.19%	13,820
2007	21.217030	21.955389	3.48%	15,645
2006	18.633000	21.217030	13.87%	15,438
2005	18.533418	18.633000	0.54%	15,802
2004	16.587140	18.533418	11.73%	3,213
2003*	10.000000	16.587140	65.87%	551
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	4,493
2011	11.463051	11.519704	0.49%	13,480
2010	10.365402	11.463051	10.59%	16,572
2009	7.788371	10.365402	33.09%	9,885
2008	11.280782	7.788371	-30.96%	22,037
2007	11.078363	11.280782	1.83%	4,247
2006*	10.000000	11.078363	10.78%	436

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.194475	17.795419	9.89%	959
2011	15.565291	16.194475	4.04%	19,331
2010	13.144812	15.565291	18.41%	51,767
2009	11.413078	13.144812	15.17%	59,350
2008	15.951280	11.413078	-28.45%	66,209
2007	16.702536	15.951280	-4.50%	75,219
2006	14.528693	16.702536	14.96%	83,958
2005	14.311386	14.528693	1.52%	96,355
2004	13.136268	14.311386	8.95%	55,430
2003*	10.000000	13.136268	31.36%	370
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	5,047
2011	21.480554	20.291086	-5.54%	6,922
2010	17.068056	21.480554	25.85%	8,774
2009	13.464186	17.068056	26.77%	12,676
2008	20.480506	13.464186	-34.26%	10,087
2007	21.377512	20.480506	-4.20%	7,848
2006	18.617786	21.377512	14.82%	8,490
2005	17.438799	18.617786	6.76%	9,643
2004	14.357875	17.438799	21.46%	9,138
2003*	10.000000	14.357875	43.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.066145	16.732232	11.06%	2
2011	18.242930	15.066145	-17.41%	4,377
2010	15.816419	18.242930	15.34%	4,589
2009	9.334414	15.816419	69.44%	33
2008	20.095412	9.334414	-53.55%	34
2007	15.910289	20.095412	26.30%	507
2006	12.646990	15.910289	25.80%	2,258
2005*	10.000000	12.646990	26.47%	1,587

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	0
2009	13.642936	18.350761	34.51%	0
2008	23.314502	13.642936	-41.48%	0
2007	20.575821	23.314502	13.31%	0
2006	17.260846	20.575821	19.21%	0
2005	15.962062	17.260846	8.14%	0
2004	13.720588	15.962062	16.34%	0
2003*	10.000000	13.720588	37.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.321554	14.306550	16.11%	2,772
2011	14.054310	12.321554	-12.33%	6,885
2010	13.208602	14.054310	6.40%	14,220
2009	9.808898	13.208602	34.66%	16,744
2008	16.766478	9.808898	-41.50%	29,874
2007	14.798397	16.766478	13.30%	23,110
2006	12.412578	14.798397	19.22%	8,393
2005	11.482386	12.412578	8.10%	10,983
2004*	10.000000	11.482386	14.82%	779
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	1,631
2011	16.058119	15.630919	-2.66%	7,047
2010	14.303830	16.058119	12.26%	6,259
2009	12.278911	14.303830	16.49%	1,780
2008	11.779233	12.278911	4.24%	1,565
2007	10.809817	11.779233	8.97%	1,607
2006	9.759551	10.809817	10.76%	1,568
2005*	10.000000	9.759551	-2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
2011	10.304278	8.945515	-13.19%	0
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.703580	-2.96%	2
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	4,749
2011	12.605139	11.480811	-8.92%	1,803
2010	11.817371	12.605139	6.67%	2,115
2009*	10.000000	11.817371	18.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	265
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.237268	18.067655	11.27%	637
2011	16.321490	16.237268	-0.52%	680
2010	15.380173	16.321490	6.12%	727
2009	12.477840	15.380173	23.26%	771
2008	15.145534	12.477840	-17.61%	812
2007	13.993012	15.145534	8.24%	885
2006	12.911316	13.993012	8.38%	1,049
2005	12.217979	12.911316	5.67%	1,095
2004	11.494958	12.217979	6.29%	1,194
2003*	10.000000	11.494958	14.95%	1,284
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	1,780
2011	18.689987	17.071424	-8.66%	3,158
2010	17.883341	18.689987	4.51%	3,276
2009	12.478366	17.883341	43.31%	4,223
2008	22.830114	12.478366	-45.34%	4,878
2007	17.025367	22.830114	34.09%	3,132
2006	15.896255	17.025367	7.10%	28
2005	14.388282	15.896255	10.48%	28
2004	12.426582	14.388282	15.79%	76
2003*	10.000000	12.426582	24.27%	188
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	3,109

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	1,280
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
2008	39.160687	18.360385	-53.12%	0
2007	31.169284	39.160687	25.64%	0
2006	21.656559	31.169284	43.93%	0
2005	16.722219	21.656559	29.51%	0
2004	14.354875	16.722219	16.49%	0
2003*	10.000000	14.354875	43.55%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.471888	16.573159	14.52%	508
2011	14.689734	14.471888	-1.48%	11,111
2010	13.344822	14.689734	10.08%	20,137
2009	9.774798	13.344822	36.52%	20,739
2008	15.803516	9.774798	-38.15%	23,920
2007	14.503959	15.803516	8.96%	31,546
2006	13.770714	14.503959	5.32%	32,008
2005	13.460591	13.770714	2.30%	32,143
2004	12.583644	13.460591	6.97%	8,482
2003*	10.000000	12.583644	25.84%	453
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	15,433
2011	16.653081	16.269377	-2.30%	20,241
2010	15.255643	16.653081	9.16%	49,498
2009	12.693375	15.255643	20.19%	55,733
2008	19.229140	12.693375	-33.99%	49,008
2007	18.210675	19.229140	5.59%	44,496
2006	15.395861	18.210675	18.28%	43,226
2005	14.732461	15.395861	4.50%	44,531
2004	13.072099	14.732461	12.70%	21,630
2003*	10.000000	13.072099	30.72%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	728
2011	10.709979	10.325388	-3.59%	726
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	4,233
2011	13.767110	13.578667	-1.37%	6,944
2010	12.396141	13.767110	11.06%	19,696
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	351,654
2011	9.970101	9.876964	-0.93%	360,886
2010	9.068158	9.970101	9.95%	336,406
2009	7.486222	9.068158	21.13%	214,330
2008	10.861614	7.486222	-31.08%	122,676
2007	10.427094	10.861614	4.17%	50,041
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	67,667
2011	10.656705	11.058827	3.77%	66,243
2010	10.243901	10.656705	4.03%	69,383
2009	9.306266	10.243901	10.08%	83,287
2008	10.520262	9.306266	-11.54%	77,859
2007	10.409221	10.520262	1.07%	33,914
2006*	10.000000	10.409221	4.09%	2,136
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	3,550
2011	10.990536	9.783291	-10.98%	4,934
2010	10.060622	10.990536	9.24%	4,375
2009	7.238672	10.060622	38.98%	8,171
2008	12.019214	7.238672	-39.77%	10,181
2007	10.708700	12.019214	12.24%	2,176
2006*	10.000000	10.708700	7.09%	3,175
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	13,090
2011	9.726409	9.099247	-6.45%	22,771
2010	8.384221	9.726409	16.01%	24,789
2009	6.155155	8.384221	36.21%	29,323
2008	11.241811	6.155155	-45.25%	36,108
2007	10.236847	11.241811	9.82%	8,726
2006*	10.000000	10.236847	2.37%	1,645
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	75,205
2011	8.297526	7.962252	-4.04%	77,023
2010	7.617747	8.297526	8.92%	78,653
2009	5.938710	7.617747	28.27%	72,872
2008	9.769577	5.938710	-39.21%	58,169
2007*	10.000000	9.769577	-2.30%	28,947

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	2,534
2010	14.374149	15.964206	11.06%	20,046
2009	10.030824	14.374149	43.30%	21,638
2008	14.192415	10.030824	-29.32%	24,328
2007	14.021832	14.192415	1.22%	26,331
2006	12.915841	14.021832	8.56%	27,356
2005	12.852665	12.915841	0.49%	28,272
2004	11.893980	12.852665	8.06%	24,452
2003*	10.000000	11.893980	18.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	3,065
2011	12.860404	13.103626	1.89%	3,319
2010	11.578896	12.860404	11.07%	6,094
2009	8.075684	11.578896	43.38%	5,957
2008	11.443376	8.075684	-29.43%	7,047
2007	11.302178	11.443376	1.25%	6,237
2006	10.411135	11.302178	8.56%	3,166
2005*	10.000000	10.411135	4.11%	2,822
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	3,311
2011	15.184938	14.524582	-4.35%	10,901
2010	13.401074	15.184938	13.31%	12,739
2009	10.644586	13.401074	25.90%	13,177
2008	17.275388	10.644586	-38.38%	13,439
2007	18.073967	17.275388	-4.42%	22,926
2006	15.934319	18.073967	13.43%	16,375
2005	15.616715	15.934319	2.03%	13,909
2004	13.589226	15.616715	14.92%	9,863
2003*	10.000000	13.589226	35.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	2
2011	8.654916	7.504897	-13.29%	3
2010	7.642153	8.654916	13.25%	3
2009	5.090232	7.642153	50.13%	336
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	19,257
2011	9.531298	9.049793	-5.05%	9,764
2010	7.859069	9.531298	21.28%	10,918
2009	6.099785	7.859069	28.84%	26,170
2008*	10.000000	6.099785	-39.00%	29,374

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	46,397
2011	10.055121	9.736744	-3.17%	41,614
2010	9.278998	10.055121	8.36%	35,954
2009	7.889996	9.278998	17.60%	27,490
2008*	10.000000	7.889996	-21.10%	7,064
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	97,063
2011	9.639496	9.135318	-5.23%	100,313
2010	8.738475	9.639496	10.31%	100,584
2009	7.170498	8.738475	21.87%	36,098
2008*	10.000000	7.170498	-28.30%	6,488
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	29,425
2011	10.507326	10.458904	-0.46%	32,668
2010	10.023671	10.507326	4.83%	54,997
2009	9.036060	10.023671	10.93%	55,189
2008*	10.000000	9.036060	-9.64%	18,271
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	40,856
2011	9.848044	9.440750	-4.14%	45,539
2010	9.009172	9.848044	9.31%	38,846
2009	7.526994	9.009172	19.69%	31,149
2008*	10.000000	7.526994	-24.73%	7,020
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	48,847
2011	9.407764	8.802675	-6.43%	49,493
2010	8.458991	9.407764	11.22%	44,978
2009	6.808767	8.458991	24.24%	40,445
2008*	10.000000	6.808767	-31.91%	28,457
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	5,914
2011	10.220701	10.004897	-2.11%	20,212
2010	9.550512	10.220701	7.02%	41,987
2009	8.268590	9.550512	15.50%	0
2008*	10.000000	8.268590	-17.31%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	18,069
2011	10.947201	11.415554	4.28%	6,435
2010	10.445512	10.947201	4.80%	9,283
2009	9.800405	10.445512	6.58%	14,933
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	0
2004	16.644208	19.675015	18.21%	0
2003*	10.000000	16.644208	66.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	2,153
2011	21.942915	16.671772	-24.02%	5,533
2010	19.291051	21.942915	13.75%	5,809
2009	12.051474	19.291051	60.07%	3,946
2008	29.141566	12.051474	-58.65%	3,910
2007	20.414905	29.141566	42.75%	2,940
2006	15.230741	20.414905	34.04%	2,310
2005	11.711869	15.230741	30.05%	1,385
2004*	10.000000	11.711869	17.12%	2,889
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	21,346
2011	12.050888	12.686748	5.28%	11,062
2010	11.717690	12.050888	2.84%	14,821
2009	11.625974	11.717690	0.79%	29,736
2008	10.996208	11.625974	5.73%	34,527
2007	10.456077	10.996208	5.17%	27,100
2006	10.308192	10.456077	1.43%	8,502
2005	10.170039	10.308192	1.36%	6,589
2004	10.034393	10.170039	1.35%	4,339
2003*	10.000000	10.034393	0.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	8
2011	7.665647	6.771668	-11.66%	8
2010	6.911330	7.665647	10.91%	9
2009	5.439586	6.911330	27.06%	9
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	0
2006*	10.000000	10.827926	8.28%	1,659
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	41,499
2011	16.865953	15.903701	-5.71%	100,508
2010	14.990655	16.865953	12.51%	192,748
2009	12.006727	14.990655	24.85%	261,602
2008	19.370012	12.006727	-38.01%	297,260
2007	18.627254	19.370012	3.99%	376,403
2006	16.238229	18.627254	14.71%	383,206
2005	15.327674	16.238229	5.94%	388,298
2004	13.695527	15.327674	11.92%	276,168
2003*	10.000000	13.695527	36.96%	27,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	8,658
2011	12.390907	12.269767	-0.98%	8,589
2010	11.496080	12.390907	7.78%	2,371
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	17,489
2011	13.253792	12.887370	-2.76%	24,014
2010	12.053380	13.253792	9.96%	21,192
2009*	10.000000	12.053380	20.53%	14,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	28,080
2011	12.343508	12.470780	1.03%	42,992
2010	11.876288	12.343508	3.93%	50,927
2009	11.092429	11.876288	7.07%	64,181
2008	12.025824	11.092429	-7.76%	75,213
2007	11.628004	12.025824	3.42%	51,226
2006	11.158734	11.628004	4.21%	75,480
2005	11.004575	11.158734	1.40%	77,467
2004	10.713558	11.004575	2.72%	50,124
2003*	10.000000	10.713558	7.14%	4,827

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	130,543
2011	14.740247	14.462282	-1.89%	197,414
2010	13.540200	14.740247	8.86%	361,432
2009	11.579600	13.540200	16.93%	408,612
2008	15.361218	11.579600	-24.62%	469,468
2007	14.813939	15.361218	3.69%	569,093
2006	13.553620	14.813939	9.30%	524,198
2005	13.107851	13.553620	3.40%	536,067
2004	12.192229	13.107851	7.51%	393,972
2003*	10.000000	12.192229	21.92%	531
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	200,082
2011	16.062594	15.430735	-3.93%	401,260
2010	14.503712	16.062594	10.75%	600,810
2009	11.879401	14.503712	22.09%	780,764
2008	17.641492	11.879401	-32.66%	882,871
2007	16.934317	17.641492	4.18%	887,939
2006	15.062418	16.934317	12.43%	958,488
2005	14.331913	15.062418	5.10%	971,995
2004	13.026688	14.331913	10.02%	513,634
2003*	10.000000	13.026688	30.27%	16,857
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	78,516
2011	13.610050	13.634356	0.18%	82,456
2010	12.778219	13.610050	6.51%	137,289
2009	11.364256	12.778219	12.44%	102,552
2008	13.628897	11.364256	-16.62%	104,308
2007	13.118511	13.628897	3.89%	132,362
2006	12.326824	13.118511	6.42%	146,145
2005	12.019327	12.326824	2.56%	209,725
2004	11.427726	12.019327	5.18%	118,050
2003*	10.000000	11.427726	14.28%	1,075
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	6,289
2011	13.714900	13.125810	-4.30%	36,592
2010	12.876575	13.714900	6.51%	98,449
2009*	10.000000	12.876575	28.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	4
2011	21.074937	20.159477	-4.34%	49
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,109
2008	20.326795	12.675571	-37.64%	2,790
2007	19.256325	20.326795	5.56%	3,895
2006	17.852771	19.256325	7.86%	4,027
2005	16.225157	17.852771	10.03%	8,558
2004	14.283788	16.225157	13.59%	4,730
2003*	10.000000	14.283788	42.84%	3,692
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	35,801
2011	10.039796	9.854573	-1.84%	65,266
2010	10.229014	10.039796	-1.85%	127,047
2009	10.417445	10.229014	-1.81%	232,435
2008	10.400214	10.417445	0.17%	210,232
2007	10.112656	10.400214	2.84%	116,638
2006	9.856226	10.112656	2.60%	38,419
2005	9.780540	9.856226	0.77%	66,104
2004	9.884687	9.780540	-1.05%	64,139
2003*	10.000000	9.884687	-1.15%	15,173
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	2,843
2011	12.978836	13.446101	3.60%	2,991
2010	11.957409	12.978836	8.54%	5,189
2009	9.794737	11.957409	22.08%	5,712
2008	12.065711	9.794737	-18.82%	9,270
2007	11.750886	12.065711	2.68%	5,347
2006	11.419269	11.750886	2.90%	3,543
2005	11.385690	11.419269	0.29%	7,988
2004	10.888817	11.385690	4.56%	5
2003*	10.000000	10.888817	8.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	18,360
2011	9.025504	8.006280	-11.29%	12,003
2010	8.080005	9.025504	11.70%	30,776
2009	6.048367	8.080005	33.59%	43,519
2008*	10.000000	6.048367	-39.52%	23,095

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	0
2007	21.316653	21.486728	0.80%	0
2006	17.742531	21.316653	20.14%	0
2005	16.170138	17.742531	9.72%	0
2004	13.729071	16.170138	17.78%	0
2003*	10.000000	13.729071	37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	2,746
2011	10.554825	8.660822	-17.94%	4,045
2010	10.159263	10.554825	3.89%	4,325
2009	7.993388	10.159263	27.10%	4,129
2008	15.209482	7.993388	-47.44%	11,743
2007	15.090586	15.209482	0.79%	10,844
2006	12.559962	15.090586	20.15%	2,432
2005	11.445372	12.559962	9.74%	1,894
2004*	10.000000	11.445372	14.45%	147
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	8,264
2011	9.029911	8.576687	-5.02%	11,271
2010	7.975139	9.029911	13.23%	14,375
2009	6.281640	7.975139	26.96%	21,157
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	562
2011	8.676601	7.997515	-7.83%	16,286
2010	7.840677	8.676601	10.66%	38,197
2009	6.269802	7.840677	25.05%	43,079
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	13,389
2011	9.559284	8.965139	-6.22%	15,220
2010	7.700979	9.559284	24.13%	25,995
2009	6.192315	7.700979	24.36%	33,311
2008*	10.000000	6.192315	-38.08%	9,498
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	10,064
2011	10.035290	9.621339	-4.12%	5,670
2010	8.546437	10.035290	17.42%	6,686
2009	6.673995	8.546437	28.06%	12,947
2008*	10.000000	6.673995	-33.26%	17,575

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	608
2010	11.463564	14.076350	22.79%	2,099
2009	9.183081	11.463564	24.83%	1,967
2008	17.500830	9.183081	-47.53%	2,064
2007	16.285328	17.500830	7.46%	1,885
2006	16.110548	16.285328	1.08%	1,912
2005	15.234783	16.110548	5.75%	1,883
2004	13.715748	15.234783	11.08%	1
2003*	10.000000	13.715748	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	1,422
2011	20.605213	19.121810	-7.20%	2,981
2010	16.598802	20.605213	24.14%	8,571
2009	13.436896	16.598802	23.53%	9,308
2008	20.222599	13.436896	-33.56%	10,052
2007	22.211681	20.222599	-8.96%	10,166
2006	19.325182	22.211681	14.94%	10,070
2005	19.155578	19.325182	0.89%	11,111
2004	16.681315	19.155578	14.83%	7,143
2003*	10.000000	16.681315	66.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	1,736
2011	20.131252	18.612848	-7.54%	1,963
2010	16.410976	20.131252	22.67%	3,029
2009	12.437959	16.410976	31.94%	5,125
2008	20.557672	12.437959	-39.50%	8,443
2007	20.557852	20.557672	0.00%	7,716
2006	18.741745	20.557852	9.69%	5,672
2005	17.047183	18.741745	9.94%	5,342
2004	14.621826	17.047183	16.59%	3,427
2003*	10.000000	14.621826	46.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	11,653
2011	13.686234	13.484355	-1.48%	9,377
2010	12.315506	13.686234	11.13%	11,141
2009	9.993615	12.315506	23.23%	20,814
2008	17.438964	9.993615	-42.69%	24,393
2007	16.469458	17.438964	5.89%	19,286
2006	14.796175	16.469458	11.31%	14,046
2005	14.082839	14.796175	5.07%	7,730
2004	13.099371	14.082839	7.51%	618
2003*	10.000000	13.099371	30.99%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	5,568
2011	9.080691	9.460182	4.18%	14,483
2010	7.126472	9.080691	27.42%	20,225
2009	5.563279	7.126472	28.10%	17,592
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	457
2011	10.378124	10.318874	-0.57%	10,231
2010	10.323906	10.378124	0.53%	13,314
2009	9.820295	10.323906	5.13%	21,202
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	12,479
2011	13.436871	11.549727	-14.04%	6,999
2010	12.873037	13.436871	4.38%	7,057
2009*	10.000000	12.873037	28.73%	17,226
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.188605	11.847611	16.28%	0
2011	11.840538	10.188605	-13.95%	0
2010	9.886870	11.840538	19.76%	0
2009	7.488773	9.886870	32.02%	0
2008	14.245429	7.488773	-47.43%	6
2007	14.063542	14.245429	1.29%	11,654
2006	11.605833	14.063542	21.18%	970
2005*	10.000000	11.605833	16.06%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.989651	10.255879	2.67%	20,050
2011	10.148128	9.989651	-1.56%	9,214
2010	9.820384	10.148128	3.34%	13,110
2009	8.828835	9.820384	11.23%	22,003
2008	10.390631	8.828835	-15.03%	33,347
2007	10.105358	10.390631	2.82%	25,033
2006	9.880148	10.105358	2.28%	4,887
2005	9.922647	9.880148	-0.43%	3,036
2004	10.031522	9.922647	-1.09%	3,203
2003*	10.000000	10.031522	0.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.465616	13.313697	6.80%	0
2011	12.836225	12.465616	-2.89%	991
2010	10.933729	12.836225	17.40%	1,039
2009	9.074922	10.933729	20.48%	1,108
2008	15.276455	9.074922	-40.60%	1,449
2007	15.486280	15.276455	-1.35%	1,125
2006	14.990135	15.486280	3.31%	1,117
2005	14.841809	14.990135	1.00%	1,164
2004	13.516188	14.841809	9.81%	176
2003*	10.000000	13.516188	35.16%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	715
2010	12.879389	15.530501	20.58%	715
2009	9.984406	12.879389	29.00%	782
2008	16.798984	9.984406	-40.57%	783
2007	15.906329	16.798984	5.61%	18,217
2006	14.252324	15.906329	11.61%	1,728
2005	13.588384	14.252324	4.89%	261
2004	12.221487	13.588384	11.18%	776
2003*	10.000000	12.221487	22.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	787
2011	14.039617	12.609991	-10.18%	3,638
2010	12.366446	14.039617	13.53%	5,533
2009	9.039684	12.366446	36.80%	8,286
2008	15.439925	9.039684	-41.45%	9,550
2007	14.833818	15.439925	4.09%	12,056
2006	12.872847	14.833818	15.23%	12,924
2005	11.499389	12.872847	11.94%	14,303
2004*	10.000000	11.499389	14.99%	8,750
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	0
2009	13.846190	18.938318	36.78%	0
2008	23.643183	13.846190	-41.44%	0
2007	22.710241	23.643183	4.11%	0
2006	19.714004	22.710241	15.20%	0
2005	17.608662	19.714004	11.96%	0
2004	15.091431	17.608662	16.68%	0
2003*	10.000000	15.091431	50.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.141553	1.42%	368

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	21,964
2011	14.396821	14.086578	-2.15%	18,293
2010	12.663841	14.396821	13.68%	15,494
2009	10.080586	12.663841	25.63%	23,960
2008	16.734981	10.080586	-39.76%	27,015
2007	16.372426	16.734981	2.21%	22,612
2006	14.535004	16.372426	12.64%	9,530
2005	14.004211	14.535004	3.79%	7,842
2004	13.072585	14.004211	7.13%	2,701
2003*	10.000000	13.072585	30.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	4
2011	20.409488	19.555273	-4.19%	3,200
2010	16.897853	20.409488	20.78%	3,458
2009	12.577491	16.897853	34.35%	3,776
2008	20.670727	12.577491	-39.15%	9,405
2007	21.359870	20.670727	-3.23%	5,638
2006	18.979349	21.359870	12.54%	4,285
2005	17.623824	18.979349	7.69%	3,132
2004	15.066242	17.623824	16.98%	1,041
2003*	10.000000	15.066242	50.66%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	26
2011	11.626247	12.372183	6.42%	27
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	7,496
2011	11.262962	11.166580	-0.86%	12,382
2010	10.909511	11.262962	3.24%	23,842
2009*	10.000000	10.909511	9.10%	8,790
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	201
2011*	10.000000	9.967028	-0.33%	220

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.681125	13.658539	16.93%	847
2011	12.480136	11.681125	-6.40%	847
2010	11.116845	12.480136	12.26%	847
2009	8.725219	11.116845	27.41%	1,703
2008	14.501740	8.725219	-39.83%	2,993
2007	15.726340	14.501740	-7.79%	3,155
2006	13.822597	15.726340	13.77%	3,366
2005	13.382696	13.822597	3.29%	2,529
2004	12.271349	13.382696	9.06%	1,671
2003*	10.000000	12.271349	22.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	0
2007	19.902453	21.166526	6.35%	0
2006	15.875772	19.902453	25.36%	0
2005	14.415757	15.875772	10.13%	0
2004	12.640252	14.415757	14.05%	0
2003*	10.000000	12.640252	26.40%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	1,014
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	41
2007	12.957523	13.418513	3.56%	188
2006	12.520549	12.957523	3.49%	1,622
2005	12.068798	12.520549	3.74%	793
2004	11.707077	12.068798	3.09%	676
2003*	10.000000	11.707077	17.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	1,581
2011	10.505563	11.382550	8.35%	1,139
2010*	10.000000	10.505563	5.06%	382

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.298831	12.108751	7.17%	5,740
2011	10.921086	11.298831	3.46%	6,087
2010	10.412737	10.921086	4.88%	8,553
2009	9.699151	10.412737	7.36%	27,156
2008	11.035849	9.699151	-12.11%	41,391
2007	10.687295	11.035849	3.26%	39,194
2006	10.513789	10.687295	1.65%	24,195
2005	10.305973	10.513789	2.02%	23,245
2004	10.089289	10.305973	2.15%	22,785
2003*	10.000000	10.089289	0.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	0
2004	12.540033	13.548609	8.04%	0
2003*	10.000000	12.540033	25.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.699657	-3.00%	2,989
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.078024	13.783807	14.12%	0
2011	13.206918	12.078024	-8.55%	0
2010	11.977176	13.206918	10.27%	0
2009	9.603959	11.977176	24.71%	403
2008	15.748921	9.603959	-39.02%	1,403
2007	14.594874	15.748921	7.91%	1,404
2006	13.079738	14.594874	11.58%	1,532
2005	12.253786	13.079738	6.74%	1,534
2004	11.384325	12.253786	7.64%	1,003
2003*	10.000000	11.384325	13.84%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.197766	12.422645	10.94%	0
2011	10.713550	11.197766	4.52%	0
2010	9.634894	10.713550	11.20%	0
2009	8.502453	9.634894	13.32%	0
2008	12.220958	8.502453	-30.43%	0
2007	11.573456	12.220958	5.59%	0
2006	10.514564	11.573456	10.07%	0
2005	10.203319	10.514564	3.05%	0
2004*	10.000000	10.203319	2.03%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.665045	13.783246	18.16%	0
2011	12.581669	11.665045	-7.29%	0
2010*	10.000000	12.581669	25.82%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	2,256
2011	16.026653	15.007617	-6.36%	1,567
2010	12.880121	16.026653	24.43%	759
2009	8.597067	12.880121	49.82%	114
2008	14.953827	8.597067	-42.51%	0
2007	13.388215	14.953827	11.69%	0
2006	11.111619	13.388215	20.49%	0
2005	10.655269	11.111619	4.28%	0
2004*	10.000000	10.655269	6.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.157999	13.701370	4.13%	0
2011	12.376523	13.157999	6.31%	0
2010	11.780515	12.376523	5.06%	0
2009	10.717117	11.780515	9.92%	0
2008	10.664172	10.717117	0.50%	0
2007	10.232743	10.664172	4.22%	0
2006	10.041846	10.232743	1.90%	0
2005	10.040094	10.041846	0.02%	0
2004*	10.000000	10.040094	0.40%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	237
2010	12.369671	13.687916	10.66%	529
2009	10.477260	12.369671	18.06%	887
2008	18.009437	10.477260	-41.82%	2,431
2007	17.509150	18.009437	2.86%	7,186
2006	15.256160	17.509150	14.77%	7,530
2005	14.867466	15.256160	2.61%	8,654
2004	13.626250	14.867466	9.11%	10,374
2003*	10.000000	13.626250	36.26%	8,167
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.718578	22.915589	16.21%	2,332
2011	21.996364	19.718578	-10.36%	2,646
2010	17.712365	21.996364	24.19%	2,376
2009	12.656476	17.712365	39.95%	2,938
2008	20.080310	12.656476	-36.97%	2,300
2007	20.163377	20.080310	-0.41%	0
2006	17.996918	20.163377	12.04%	0
2005	17.203603	17.996918	4.61%	0
2004	14.727543	17.203603	16.81%	0
2003*	10.000000	14.727543	47.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.113035	1.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.534298	14.257120	5.34%	9,605
2011	12.345662	13.534298	9.63%	10,295
2010	11.971868	12.345662	3.12%	15,257
2009	11.072684	11.971868	8.12%	18,125
2008	11.469347	11.072684	-3.46%	17,885
2007	10.678841	11.469347	7.40%	3,821
2006	10.715015	10.678841	-0.34%	5,587
2005	10.753920	10.715015	-0.36%	6,380
2004	10.360197	10.753920	3.80%	6,149
2003*	10.000000	10.360197	3.60%	498
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	0
2008	16.991635	10.879530	-35.97%	0
2007	17.397983	16.991635	-2.34%	510
2006	15.181408	17.397983	14.60%	510
2005	14.805759	15.181408	2.54%	510
2004	13.406642	14.805759	10.44%	511
2003*	10.000000	13.406642	34.07%	273
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.493507	15.384498	14.01%	6,064
2011	13.871247	13.493507	-2.72%	6,621
2010	11.884456	13.871247	16.72%	8,437
2009	9.333144	11.884456	27.34%	13,484
2008	12.603032	9.333144	-25.95%	10,414
2007	13.167878	12.603032	-4.29%	97
2006	11.164123	13.167878	17.95%	0
2005*	10.000000	11.164123	11.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.197605	22.931911	13.54%	1,837
2011	20.472792	20.197605	-1.34%	2,339
2010	16.585419	20.472792	23.44%	3,481
2009	13.522499	16.585419	22.65%	3,448
2008	19.953186	13.522499	-32.23%	4,094
2007	20.475926	19.953186	-2.55%	192
2006	18.242482	20.475926	12.24%	193
2005	17.340425	18.242482	5.20%	193
2004	14.502323	17.340425	19.57%	193
2003*	10.000000	14.502323	45.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.565437	16.499065	13.28%	201
2011	14.610202	14.565437	-0.31%	468
2010	13.002769	14.610202	12.36%	803
2009	10.515790	13.002769	23.65%	1,712
2008	17.102642	10.515790	-38.51%	5,030
2007	16.606789	17.102642	2.99%	6,897
2006	14.693228	16.606789	13.02%	7,505
2005	14.341131	14.693228	2.46%	9,761
2004	13.247418	14.341131	8.26%	9,443
2003*	10.000000	13.247418	32.47%	5,170
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.760197	17.027376	8.04%	3,706
2011	14.773644	15.760197	6.68%	3,994
2010	13.090190	14.773644	12.86%	4,239
2009	10.916979	13.090190	19.91%	4,330
2008	15.835261	10.916979	-31.06%	1,747
2007	15.108418	15.835261	4.81%	247
2006	13.252291	15.108418	14.01%	262
2005	12.973992	13.252291	2.15%	262
2004	12.619952	12.973992	2.81%	247
2003*	10.000000	12.619952	26.20%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	0
2005	14.954456	15.486336	3.56%	0
2004	13.727773	14.954456	8.94%	0
2003*	10.000000	13.727773	37.28%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.025410	14.058509	7.93%	0
2011	14.051238	13.025410	-7.30%	0
2010	12.674512	14.051238	10.86%	0
2009	11.406802	12.674512	11.11%	0
2008	16.532909	11.406802	-31.01%	152
2007	15.372699	16.532909	7.55%	234
2006	13.533690	15.372699	13.59%	283
2005	13.565101	13.533690	-0.23%	365
2004	12.909925	13.565101	5.07%	365
2003*	10.000000	12.909925	29.10%	133

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.246801	13.148399	7.36%	2,061
2011	12.239736	12.246801	0.06%	2,061
2010	11.522442	12.239736	6.23%	2,165
2009	9.775256	11.522442	17.87%	2,180
2008	10.778693	9.775256	-9.31%	2,610
2007	10.451360	10.778693	3.13%	4,327
2006	10.251388	10.451360	1.95%	4,130
2005	10.347262	10.251388	-0.93%	3,688
2004	10.208760	10.347262	1.36%	2,973
2003*	10.000000	10.208760	2.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.733397	12.843160	9.46%	17,448
2011	12.011480	11.733397	-2.32%	9,812
2010	10.879123	12.011480	10.41%	5,484
2009	8.946637	10.879123	21.60%	5,484
2008	12.187475	8.946637	-26.59%	5,484
2007	11.459629	12.187475	6.35%	0
2006	10.659740	11.459629	7.50%	0
2005*	10.000000	10.659740	6.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.709234	12.987588	10.92%	32,432
2011	12.085604	11.709234	-3.11%	12,953
2010	10.775514	12.085604	12.16%	18,926
2009	8.544816	10.775514	26.11%	23,027
2008	12.962220	8.544816	-34.08%	23,027
2007	12.016865	12.962220	7.87%	28,958
2006	10.965440	12.016865	9.59%	0
2005*	10.000000	10.965440	9.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.408427	12.890194	12.99%	15,752
2011	11.967527	11.408427	-4.67%	3,575
2010	10.526448	11.967527	13.69%	3,580
2009	8.179923	10.526448	28.69%	3,585
2008	13.486807	8.179923	-39.35%	3,591
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
2005*	10.000000	11.172924	11.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	0
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	1,670
2008	21.809443	9.754586	-55.27%	0
2007	15.266216	21.809443	42.86%	0
2006	13.343898	15.266216	14.41%	0
2005*	10.000000	13.343898	33.44%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.356092	16.484547	14.83%	17,000
2011	14.538381	14.356092	-1.25%	21,436
2010	12.896015	14.538381	12.74%	22,495
2009	10.121211	12.896015	27.42%	23,647
2008	18.041852	10.121211	-43.90%	19,505
2007	18.162116	18.041852	-0.66%	4,318
2006	15.436486	18.162116	17.66%	7,295
2005	14.904344	15.436486	3.57%	6,793
2004	13.658630	14.904344	9.12%	5,270
2003*	10.000000	13.658630	36.59%	638
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.513585	16.287778	12.22%	2,107
2011	14.798905	14.513585	-1.93%	2,987
2010	12.179100	14.798905	21.51%	3,348
2009	9.701850	12.179100	25.53%	4,071
2008	18.770011	9.701850	-48.31%	9,394
2007	15.107734	18.770011	24.24%	8,270
2006	14.449853	15.107734	4.55%	10,047
2005	13.960697	14.449853	3.50%	11,398
2004	13.800194	13.960697	1.16%	10,647
2003*	10.000000	13.800194	38.00%	2,850
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.003819	13.470981	3.59%	52,761
2011	12.383743	13.003819	5.01%	45,218
2010	11.737617	12.383743	5.50%	50,297
2009	10.361987	11.737617	13.28%	55,706
2008	10.941424	10.361987	-5.30%	45,105
2007	10.716787	10.941424	2.10%	14,935
2006	10.489860	10.716787	2.16%	8,631
2005	10.493632	10.489860	-0.04%	7,134
2004	10.266703	10.493632	2.21%	6,848
2003*	10.000000	10.266703	2.67%	4,597
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.608391	25.407524	12.38%	10,320
2011	25.851085	22.608391	-12.54%	14,335
2010	20.495432	25.851085	26.13%	16,597
2009	14.949542	20.495432	37.10%	19,957
2008	25.233984	14.949542	-40.76%	23,355
2007	22.304255	25.233984	13.14%	20,215
2006	20.226375	22.304255	10.27%	23,382
2005	17.469531	20.226375	15.78%	27,174
2004	14.285435	17.469531	22.29%	18,551
2003*	10.000000	14.285435	42.85%	7,365

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
2008	25.331974	13.925774	-45.03%	0
2007	22.062847	25.331974	14.82%	0
2006	19.095216	22.062847	15.54%	0
2005	16.386129	19.095216	16.53%	0
2004	14.740847	16.386129	11.16%	0
2003*	10.000000	14.740847	47.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.377434	12.261639	18.16%	5,446
2011	12.804929	10.377434	-18.96%	6,210
2010	11.568911	12.804929	10.68%	5,527
2009	9.344712	11.568911	23.80%	6,112
2008	16.994351	9.344712	-45.01%	3,573
2007	14.800306	16.994351	14.82%	137
2006	12.805159	14.800306	15.58%	0
2005	10.992242	12.805159	16.49%	0
2004*	10.000000	10.992242	9.92%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.844621	22.242473	24.65%	392
2011	19.996905	17.844621	-10.76%	459
2010	16.134375	19.996905	23.94%	482
2009	10.465552	16.134375	54.17%	879
2008	21.900932	10.465552	-52.21%	2,603
2007	21.175246	21.900932	3.43%	3,316
2006	18.605749	21.175246	13.81%	3,181
2005	18.515721	18.605749	0.49%	3,234
2004	16.579749	18.515721	11.68%	2,750
2003*	10.000000	16.579749	65.80%	600
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.486473	12.693380	10.51%	1,070
2011	11.435797	11.486473	0.44%	1,071
2010	10.346021	11.435797	10.53%	1,072
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	1,626
2007	11.074620	11.271182	1.77%	1,628
2006*	10.000000	11.074620	10.75%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.121426	17.706096	9.83%	4,094
2011	15.502967	16.121426	3.99%	4,632
2010	13.098837	15.502967	18.35%	6,281
2009	11.378953	13.098837	15.11%	8,280
2008	15.911706	11.378953	-28.49%	24,640
2007	16.669638	15.911706	-4.55%	28,076
2006	14.507449	16.669638	14.90%	34,304
2005	14.297719	14.507449	1.47%	37,220
2004	13.130408	14.297719	8.89%	22,299
2003*	10.000000	13.130408	31.30%	4,818
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.199535	23.458456	16.13%	3,998
2011	21.394517	20.199535	-5.59%	4,332
2010	17.008342	21.394517	25.79%	4,078
2009	13.423922	17.008342	26.70%	5,008
2008	20.429698	13.423922	-34.29%	3,470
2007	21.335411	20.429698	-4.25%	356
2006	18.590572	21.335411	14.76%	303
2005	17.422161	18.590572	6.71%	247
2004	14.351480	17.422161	21.40%	151
2003*	10.000000	14.351480	43.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.015076	16.666999	11.00%	0
2011	18.190345	15.015076	-17.46%	0
2010	15.778846	18.190345	15.28%	0
2009	9.316981	15.778846	69.36%	0
2008	20.068122	9.316981	-53.57%	0
2007	15.896831	20.068122	26.24%	0
2006	12.642722	15.896831	25.74%	0
2005*	10.000000	12.642722	26.43%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
2008	23.256678	13.602152	-41.51%	0
2007	20.535305	23.256678	13.25%	0
2006	17.235606	20.535305	19.14%	0
2005	15.946817	17.235606	8.08%	0
2004	13.714467	15.946817	16.28%	0
2003*	10.000000	13.714467	37.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.273577	14.243574	16.05%	20,133
2011	14.006712	12.273577	-12.37%	22,710
2010	13.170555	14.006712	6.35%	24,325
2009	9.785628	13.170555	34.59%	24,703
2008	16.735247	9.785628	-41.53%	20,919
2007	14.778401	16.735247	13.24%	830
2006	12.402111	14.778401	19.16%	498
2005	11.478526	12.402111	8.05%	132
2004*	10.000000	11.478526	14.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.577913	17.582766	12.87%	0
2011	16.011817	15.577913	-2.71%	1,611
2010	14.269852	16.011817	12.21%	2,431
2009	12.255983	14.269852	16.43%	122
2008	11.763237	12.255983	4.19%	122
2007	10.800672	11.763237	8.91%	122
2006	9.756257	10.800672	10.71%	0
2005*	10.000000	9.756257	-2.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.181477	1.81%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.940211	10.000877	11.86%	0
2011	10.303414	8.940211	-13.23%	0
2010*	10.000000	10.303414	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.918305	-0.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.700224	-3.00%	748
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.027212	0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
2007	13.965464	15.107969	8.18%	0
2006	12.892454	13.965464	8.32%	0
2005	12.206327	12.892454	5.62%	0
2004	11.489832	12.206327	6.24%	0
2003*	10.000000	11.489832	14.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.994419	20.648287	21.50%	1,184
2011	18.615134	16.994419	-8.71%	1,757
2010	17.820786	18.615134	4.46%	1,800
2009	12.441048	17.820786	43.24%	2,014
2008	22.773483	12.441048	-45.37%	2,238
2007	16.991824	22.773483	34.03%	1,358
2006	15.873002	16.991824	7.05%	843
2005	14.374535	15.873002	10.42%	843
2004	12.421034	14.374535	15.73%	843
2003*	10.000000	12.421034	24.21%	843
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.919190	-0.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
2006	21.624889	31.107912	43.85%	0
2005	16.706250	21.624889	29.44%	0
2004	14.348466	16.706250	16.43%	0
2003*	10.000000	14.348466	43.48%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.406564	16.489921	14.46%	0
2011	14.630872	14.406564	-1.53%	307
2010	13.298107	14.630872	10.02%	657
2009	9.745545	13.298107	36.45%	1,305
2008	15.764287	9.745545	-38.18%	3,094
2007	14.475374	15.764287	8.90%	4,617
2006	13.750579	14.475374	5.27%	5,684
2005	13.447732	13.750579	2.25%	5,926
2004	12.578028	13.447732	6.91%	6,414
2003*	10.000000	12.578028	25.78%	4,378
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.196003	18.410922	13.68%	7,035
2011	16.586416	16.196003	-2.35%	5,563
2010	15.202306	16.586416	9.10%	8,968
2009	12.655437	15.202306	20.12%	11,567
2008	19.181453	12.655437	-34.02%	12,448
2007	18.174822	19.181453	5.54%	6,919
2006	15.373351	18.174822	18.22%	9,787
2005	14.718395	15.373351	4.45%	7,517
2004	13.066273	14.718395	12.64%	6,061
2003*	10.000000	13.066273	30.66%	1,537
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.043284	10.093554	11.61%	0
2011*	10.000000	9.043284	-9.57%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.560253	15.223591	12.27%	46,141
2011	13.755440	13.560253	-1.42%	54,769
2010	12.391945	13.755440	11.00%	56,367
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.848461	11.179298	13.51%	462,663
2011	9.946387	9.848461	-0.98%	480,651
2010	9.051196	9.946387	9.89%	474,581
2009	7.476026	9.051196	21.07%	435,629
2008	10.852373	7.476026	-31.11%	259,201
2007	10.423562	10.852373	4.11%	1,380
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.026950	11.354174	2.97%	459,636
2011	10.631394	11.026950	3.72%	450,222
2010	10.224777	10.631394	3.98%	449,827
2009	9.293622	10.224777	10.02%	405,788
2008	10.511339	9.293622	-11.58%	232,895
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.755085	11.682902	19.76%	24,848
2011	10.964407	9.755085	-11.03%	28,315
2010	10.041819	10.964407	9.19%	29,213
2009	7.228832	10.041819	38.91%	33,060
2008	12.009005	7.228832	-39.80%	27,381
2007	10.705080	12.009005	12.18%	500
2006*	10.000000	10.705080	7.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.073017	10.449057	15.17%	41,364
2011	9.703303	9.073017	-6.50%	48,776
2010	8.368558	9.703303	15.95%	55,179
2009	6.146783	8.368558	36.15%	58,713
2008	11.232271	6.146783	-45.28%	45,230
2007	10.233395	11.232271	9.76%	1,163
2006*	10.000000	10.233395	2.33%	51
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.943317	9.121605	14.83%	590,224
2011	8.282008	7.943317	-4.09%	630,445
2010	7.607377	8.282008	8.87%	622,643
2009	5.933653	7.607377	28.21%	562,226
2008	9.766249	5.933653	-39.24%	343,298
2007*	10.000000	9.766249	-2.34%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	0
2009	10.000827	14.323849	43.23%	0
2008	14.157191	10.000827	-29.36%	0
2007	13.994206	14.157191	1.16%	0
2006	12.896942	13.994206	8.51%	0
2005	12.840387	12.896942	0.44%	0
2004	11.888673	12.840387	8.01%	0
2003*	10.000000	11.888673	18.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.059216	14.694713	12.52%	0
2011	12.823332	13.059216	1.84%	0
2010	11.551411	12.823332	11.01%	174
2009	8.060617	11.551411	43.31%	0
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.459057	16.761045	15.92%	3,663
2011	15.124134	14.459057	-4.40%	4,013
2010	13.354195	15.124134	13.25%	5,652
2009	10.612760	13.354195	25.83%	9,631
2008	17.232540	10.612760	-38.41%	9,454
2007	18.038387	17.232540	-4.47%	12,798
2006	15.911026	18.038387	13.37%	13,795
2005	15.601811	15.911026	1.98%	13,040
2004	13.583167	15.601811	14.86%	11,585
2003*	10.000000	13.583167	35.83%	10,473
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.490901	8.585350	14.61%	3,264
2011	8.643168	7.490901	-13.33%	3,544
2010	7.635656	8.643168	13.19%	3,197
2009	5.088492	7.635656	50.06%	3,235
2008*	10.000000	5.088492	-49.12%	2,537
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.032885	9.869532	9.26%	3,099
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	215
2009	6.097700	7.852367	28.78%	2,292
2008*	10.000000	6.097700	-39.02%	3,581

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.311425	9.470156	13.94%	270
2011	9.049322	8.311425	-8.15%	270
2010	8.024348	9.049322	12.77%	270
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.718595	10.588009	8.95%	526,434
2011	10.041489	9.718595	-3.22%	527,952
2010	9.271131	10.041489	8.31%	540,242
2009	7.887319	9.271131	17.54%	408,457
2008*	10.000000	7.887319	-21.13%	166,314
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.118259	10.164913	11.48%	1,152,074
2011	9.626400	9.118259	-5.28%	1,256,417
2010	8.731043	9.626400	10.25%	1,292,817
2009	7.168050	8.731043	21.80%	1,336,316
2008*	10.000000	7.168050	-28.32%	672,589
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.439400	11.008483	5.45%	83,619
2011	10.493066	10.439400	-0.51%	68,300
2010	10.015163	10.493066	4.77%	67,790
2009	9.032985	10.015163	10.87%	28,750
2008*	10.000000	9.032985	-9.67%	27,379
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.423149	10.387149	10.23%	405,728
2011	9.834684	9.423149	-4.18%	400,297
2010	9.001521	9.834684	9.26%	386,865
2009	7.524429	9.001521	19.63%	395,299
2008*	10.000000	7.524429	-24.76%	250,508
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.786246	9.876079	12.40%	127,833
2011	9.394982	8.786246	-6.48%	126,186
2010	8.451804	9.394982	11.16%	43,952
2009	6.806444	8.451804	24.17%	43,955
2008*	10.000000	6.806444	-31.94%	7,170
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.986227	10.779948	7.95%	238,197
2011	10.206821	9.986227	-2.16%	231,970
2010	9.542396	10.206821	6.96%	231,555
2009	8.265770	9.542396	15.44%	201,231
2008*	10.000000	8.265770	-17.34%	56,517

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.394264	12.013637	5.44%	11,213
2011	10.932331	11.394264	4.23%	6,988
2010	10.436645	10.932331	4.75%	7,446
2009	9.797071	10.436645	6.53%	8,919
2008*	10.000000	9.797071	-2.03%	2,097
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.355457	12.982845	5.08%	101
2011	11.875895	12.355457	4.04%	176
2010	11.197302	11.875895	6.06%	554
2009	9.802870	11.197302	14.22%	798
2008*	10.000000	9.802870	-1.97%	743
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
2008	48.603481	20.058004	-58.73%	0
2007	34.126891	48.603481	42.42%	0
2006	25.518716	34.126891	33.73%	0
2005	19.656249	25.518716	29.82%	0
2004	16.636793	19.656249	18.15%	0
2003*	10.000000	16.636793	66.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.606813	19.046444	14.69%	961
2011	21.868555	16.606813	-24.06%	3,371
2010	19.235464	21.868555	13.69%	3,371
2009	12.022868	19.235464	59.99%	849
2008	29.087277	12.022868	-58.67%	1,253
2007	20.387298	29.087277	42.67%	734
2006	15.217878	20.387298	33.97%	1,010
2005	11.707931	15.217878	29.98%	952
2004*	10.000000	11.707931	17.08%	687
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.629525	12.767690	1.09%	20,291
2011	12.002636	12.629525	5.22%	15,676
2010	11.676717	12.002636	2.79%	17,460
2009	11.591228	11.676717	0.74%	18,806
2008	10.968931	11.591228	5.67%	11,557
2007	10.435493	10.968931	5.11%	5,043
2006	10.293118	10.435493	1.38%	2,945
2005	10.160331	10.293118	1.31%	1,410
2004	10.029912	10.160331	1.30%	3,350
2003*	10.000000	10.029912	0.30%	1,997

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.759003	7.639862	13.03%	1,493
2011	7.655210	6.759003	-11.71%	1,882
2010	6.905438	7.655210	10.86%	1,735
2009	5.437726	6.905438	26.99%	1,772
2008*	10.000000	5.437726	-45.62%	2,052
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.368824	8.544964	15.96%	2,339
2011	8.618807	7.368824	-14.50%	2,254
2010	8.180392	8.618807	5.36%	2,064
2009	6.483852	8.180392	26.17%	1,964
2008	11.614361	6.483852	-44.17%	1,237
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.831952	18.000330	13.70%	87,439
2011	16.798410	15.831952	-5.75%	103,372
2010	14.938226	16.798410	12.45%	218,627
2009	11.970822	14.938226	24.79%	389,481
2008	19.321952	11.970822	-38.05%	795,061
2007	18.590551	19.321952	3.93%	1,029,252
2006	16.214476	18.590551	14.65%	1,076,528
2005	15.313030	16.214476	5.89%	1,107,686
2004	13.689404	15.313030	11.86%	893,109
2003*	10.000000	13.689404	36.89%	78,259
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.253111	13.147941	7.30%	218,023
2011	12.380379	12.253111	-1.03%	189,205
2010	11.492168	12.380379	7.73%	175,427
2009*	10.000000	11.492168	14.92%	68,585
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.869880	14.171338	10.11%	35,372
2011	13.242541	12.869880	-2.81%	26,072
2010	12.049283	13.242541	9.90%	21,898
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.414523	12.808368	3.17%	71,445
2011	12.294075	12.414523	0.98%	46,632
2010	11.834748	12.294075	3.88%	49,360
2009	11.059266	11.834748	7.01%	51,567
2008	11.995994	11.059266	-7.81%	18,111
2007	11.605099	11.995994	3.37%	25,982
2006	11.142419	11.605099	4.15%	30,151
2005	10.994065	11.142419	1.35%	32,647
2004	10.708779	10.994065	2.66%	20,535
2003*	10.000000	10.708779	7.09%	11,443

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.397048	15.649848	8.70%	788,413
2011	14.681233	14.397048	-1.94%	779,237
2010	13.492861	14.681233	8.81%	695,470
2009	11.544996	13.492861	16.87%	868,213
2008	15.323115	11.544996	-24.66%	1,201,535
2007	14.784773	15.323115	3.64%	1,093,241
2006	13.533804	14.784773	9.24%	1,159,758
2005	13.095335	13.533804	3.35%	1,214,619
2004	12.186797	13.095335	7.46%	1,091,284
2003*	10.000000	12.186797	21.87%	124,923
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.361157	17.142124	11.59%	508,405
2011	15.998294	15.361157	-3.98%	507,056
2010	14.453011	15.998294	10.69%	476,918
2009	11.843910	14.453011	22.03%	715,117
2008	17.597773	11.843910	-32.70%	962,805
2007	16.900988	17.597773	4.12%	1,103,801
2006	15.040415	16.900988	12.37%	1,238,239
2005	14.318239	15.040415	5.04%	1,336,599
2004	13.020880	14.318239	9.96%	970,930
2003*	10.000000	13.020880	30.21%	145,959
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.572810	14.384780	5.98%	339,537
2011	13.555512	13.572810	0.13%	290,450
2010	12.733498	13.555512	6.46%	511,535
2009	11.330274	12.733498	12.38%	504,630
2008	13.595082	11.330274	-16.66%	463,702
2007	13.092663	13.595082	3.84%	407,404
2006	12.308781	13.092663	6.37%	421,521
2005	12.007837	12.308781	2.51%	429,149
2004	11.422629	12.007837	5.12%	133,434
2003*	10.000000	11.422629	14.23%	30,912
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.108013	15.227174	16.17%	8,387
2011	13.703267	13.108013	-4.34%	9,194
2010	12.872203	13.703267	6.46%	11,532
2009*	10.000000	12.872203	28.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.068510	23.126160	15.24%	2,362
2011	20.990505	20.068510	-4.39%	2,962
2010	16.954335	20.990505	23.81%	2,915
2009	12.637660	16.954335	34.16%	3,174
2008	20.276352	12.637660	-37.67%	3,996
2007	19.218377	20.276352	5.51%	1,144
2006	17.826650	19.218377	7.81%	1,144
2005	16.209651	17.826650	9.98%	1,686
2004	14.277420	16.209651	13.53%	1,112
2003*	10.000000	14.277420	42.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.809916	9.623025	-1.91%	43,726
2011	9.999381	9.809916	-1.89%	50,100
2010	10.193034	9.999381	-1.90%	41,960
2009	10.386092	10.193034	-1.86%	55,002
2008	10.374196	10.386092	0.11%	25,316
2007	10.092529	10.374196	2.79%	4,652
2006	9.841607	10.092529	2.55%	2,660
2005	9.770998	9.841607	0.72%	2,307
2004	9.880078	9.770998	-1.10%	2,455
2003*	10.000000	9.880078	-1.20%	1,537
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.385466	14.739016	10.11%	5,822
2011	12.926876	13.385466	3.55%	5,976
2010	11.915595	12.926876	8.49%	6,343
2009	9.765464	11.915595	22.02%	5,592
2008	12.035787	9.765464	-18.86%	2,874
2007	11.727753	12.035787	2.63%	0
2006	11.402579	11.727753	2.85%	0
2005	11.374821	11.402579	0.24%	0
2004	10.883959	11.374821	4.51%	0
2003*	10.000000	10.883959	8.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.991327	9.055819	13.32%	3,611
2011	9.013234	7.991327	-11.34%	1,171
2010	8.073129	9.013234	11.64%	1,370
2009	6.046307	8.073129	33.52%	2,983
2008*	10.000000	6.046307	-39.54%	3,642

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
2006	17.718460	21.276929	20.08%	0
2005	16.156405	17.718460	9.67%	0
2004	13.724397	16.156405	17.72%	0
2003*	10.000000	13.724397	37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.627059	9.896942	14.72%	31,710
2011	10.519041	8.627059	-17.99%	31,823
2010	10.129981	10.519041	3.84%	27,232
2009	7.974416	10.129981	27.03%	25,580
2008	15.181140	7.974416	-47.47%	19,593
2007	15.070189	15.181140	0.74%	1,776
2006	12.549364	15.070189	20.09%	606
2005	11.441520	12.549364	9.68%	131
2004*	10.000000	11.441520	14.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.560684	9.753079	13.93%	3,437
2011	9.017642	8.560684	-5.07%	2,699
2010	7.968351	9.017642	13.17%	3,509
2009	6.279499	7.968351	26.89%	5,229
2008*	10.000000	6.279499	-37.21%	1,993
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.982597	9.208115	15.35%	3,016
2011	8.664819	7.982597	-7.87%	3,300
2010	7.834012	8.664819	10.61%	4,295
2009	6.267659	7.834012	24.99%	4,262
2008*	10.000000	6.267659	-37.32%	3,097
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.948400	10.063484	12.46%	28,401
2011	9.546287	8.948400	-6.26%	31,741
2010	7.694421	9.546287	24.07%	31,236
2009	6.190195	7.694421	24.30%	34,844
2008*	10.000000	6.190195	-38.10%	18,752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.603374	10.960352	14.13%	5,633
2011	10.021648	9.603374	-4.17%	4,848
2010	8.539166	10.021648	17.36%	4,903
2009	6.671710	8.539166	27.99%	5,881
2008*	10.000000	6.671710	-33.28%	5,018

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.635678	15.127310	10.94%	786
2011	14.019988	13.635678	-2.74%	884
2010	11.423473	14.019988	22.73%	883
2009	9.155626	11.423473	24.77%	945
2008	17.457427	9.155626	-47.55%	951
2007	16.253267	17.457427	7.41%	0
2006	16.087013	16.253267	1.03%	0
2005	15.220250	16.087013	5.69%	0
2004	13.709636	15.220250	11.02%	0
2003*	10.000000	13.709636	37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.035527	22.464619	18.01%	648
2011	20.522673	19.035527	-7.25%	709
2010	16.540743	20.522673	24.07%	659
2009	13.396714	16.540743	23.47%	697
2008	20.172428	13.396714	-33.59%	2,152
2007	22.167952	20.172428	-9.00%	0
2006	19.296940	22.167952	14.88%	0
2005	19.137305	19.296940	0.83%	0
2004	16.673885	19.137305	14.77%	0
2003*	10.000000	16.673885	66.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.528870	20.943650	13.03%	5,215
2011	20.050607	18.528870	-7.59%	6,133
2010	16.353562	20.050607	22.61%	5,906
2009	12.400766	16.353562	31.88%	6,176
2008	20.506677	12.400766	-39.53%	5,004
2007	20.517363	20.506677	-0.05%	421
2006	18.714350	20.517363	9.63%	214
2005	17.030906	18.714350	9.88%	25
2004	14.615310	17.030906	16.53%	0
2003*	10.000000	14.615310	46.15%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.423528	14.991310	11.68%	1,771
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	146
2009	9.963734	12.272429	23.17%	1,278
2008	17.395702	9.963734	-42.72%	2,273
2007	16.437022	17.395702	5.83%	2,043
2006	14.774541	16.437022	11.25%	1,325
2005	14.069386	14.774541	5.01%	189
2004	13.093531	14.069386	7.45%	0
2003*	10.000000	13.093531	30.94%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.442513	10.706016	13.38%	5,638
2011	9.068332	9.442513	4.13%	84
2010	7.120392	9.068332	27.36%	84
2009	5.561369	7.120392	28.03%	85
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.299643	10.459462	1.55%	34,894
2011	10.364036	10.299643	-0.62%	32,464
2010	10.315146	10.364036	0.47%	36,913
2009	9.816966	10.315146	5.07%	34,802
2008*	10.000000	9.816966	-1.83%	22,538
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.534051	13.528022	17.29%	1,739
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	193
2009*	10.000000	12.868657	28.69%	1,254
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.154051	11.801401	16.22%	0
2011	11.806389	10.154051	-14.00%	0
2010	9.863381	11.806389	19.70%	0
2009	7.474788	9.863381	31.96%	0
2008	14.226086	7.474788	-47.46%	0
2007	14.051646	14.226086	1.24%	1,563
2006	11.601915	14.051646	21.11%	1,062
2005*	10.000000	11.601915	16.02%	225
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.944622	10.204455	2.61%	24,315
2011	10.107513	9.944622	-1.61%	21,007
2010	9.786068	10.107513	3.28%	21,722
2009	8.802463	9.786068	11.17%	23,605
2008	10.364868	8.802463	-15.07%	14,448
2007	10.085460	10.364868	2.77%	10,580
2006	9.865705	10.085460	2.23%	8,334
2005	9.913174	9.865705	-0.48%	7,302
2004	10.027045	9.913174	-1.14%	6,319
2003*	10.000000	10.027045	0.27%	4,645

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.409365	13.246867	6.75%	0
2011	12.784809	12.409365	-2.94%	0
2010	10.895471	12.784809	17.34%	0
2009	9.047786	10.895471	20.42%	0
2008	15.238548	9.047786	-40.63%	0
2007	15.455776	15.238548	-1.41%	0
2006	14.968216	15.455776	3.26%	0
2005	14.827644	14.968216	0.95%	0
2004	13.510160	14.827644	9.75%	0
2003*	10.000000	13.510160	35.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	6,614
2008	16.759067	9.955586	-40.60%	6,614
2007	15.876667	16.759067	5.56%	6,237
2006	14.232977	15.876667	11.55%	5,254
2005	13.576843	14.232977	4.83%	3,939
2004	12.217327	13.576843	11.13%	2,851
2003*	10.000000	12.217327	22.17%	1,283
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.560861	14.903764	18.65%	0
2011	13.992043	12.560861	-10.23%	0
2010	12.330818	13.992043	13.47%	0
2009	9.018232	12.330818	36.73%	0
2008	15.411159	9.018232	-41.48%	0
2007	14.813778	15.411159	4.03%	299
2006	12.861990	14.813778	15.17%	299
2005	11.495518	12.861990	11.89%	299
2004*	10.000000	11.495518	14.96%	300
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
2008	23.584582	13.804815	-41.47%	0
2007	22.665556	23.584582	4.05%	0
2006	19.685210	22.665556	15.14%	0
2005	17.591871	19.685210	11.90%	0
2004	15.084714	17.591871	16.62%	0
2003*	10.000000	15.084714	50.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.140617	1.41%	64

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.023013	16.040777	14.39%	6,005
2011	14.339142	14.023013	-2.20%	5,784
2010	12.619523	14.339142	13.63%	6,447
2009	10.050430	12.619523	25.56%	8,569
2008	16.693442	10.050430	-39.79%	9,489
2007	16.340170	16.693442	2.16%	6,395
2006	14.513743	16.340170	12.58%	6,098
2005	13.990832	14.513743	3.74%	5,194
2004	13.066755	13.990832	7.07%	5,042
2003*	10.000000	13.066755	30.67%	3,522
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.467057	22.470720	15.43%	2,237
2011	20.327750	19.467057	-4.23%	2,885
2010	16.838740	20.327750	20.72%	2,793
2009	12.539886	16.838740	34.28%	3,071
2008	20.619456	12.539886	-39.18%	2,724
2007	21.317808	20.619456	-3.28%	358
2006	18.951604	21.317808	12.49%	218
2005	17.607016	18.951604	7.64%	25
2004	15.059532	17.607016	16.92%	0
2003*	10.000000	15.059532	50.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	2,142
2010	10.826649	11.616366	7.29%	2,142
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.151424	11.568009	3.74%	1,418
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	82
2009*	10.000000	10.905794	9.06%	620
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	814
2008	14.467322	8.700061	-39.86%	1,105
2007	15.697055	14.467322	-7.83%	1,554
2006	13.803856	15.697055	13.72%	1,714
2005	13.371334	13.803856	3.23%	1,999
2004	12.267172	13.371334	9.00%	1,669
2003*	10.000000	12.267172	22.67%	616
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
2005	14.403520	15.854247	10.07%	0
2004	12.635959	14.403520	13.99%	0
2003*	10.000000	12.635959	26.36%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	92
2009	8.268867	13.294992	60.78%	105
2008	13.386660	8.268867	-38.23%	348
2007	12.933390	13.386660	3.50%	1,449
2006	12.503574	12.933390	3.44%	1,769
2005	12.058562	12.503574	3.69%	1,993
2004	11.703107	12.058562	3.04%	2,253
2003*	10.000000	11.703107	17.03%	2,336
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	209
2009	9.671154	10.377399	7.30%	239
2008	11.009612	9.671154	-12.16%	2,550
2007	10.667339	11.009612	3.21%	13,700
2006	10.499491	10.667339	1.60%	12,507
2005	10.297210	10.499491	1.96%	11,458
2004	10.085843	10.297210	2.10%	12,165
2003*	10.000000	10.085843	0.86%	9,689
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
2006	14.889797	16.185813	8.70%	0
2005	13.534807	14.889797	10.01%	0
2004	12.533652	13.534807	7.99%	0
2003*	10.000000	12.533652	25.34%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.696350	-3.04%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.600812	-3.99%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	12.026573	13.718087	14.06%	0
2011	13.157354	12.026573	-8.59%	0
2010	11.938308	13.157354	10.21%	0
2009	9.577674	11.938308	24.65%	0
2008	15.713855	9.577674	-39.05%	0
2007	14.569834	15.713855	7.85%	0
2006	13.063932	14.569834	11.53%	0
2005	12.245196	13.063932	6.69%	0
2004	11.382136	12.245196	7.58%	0
2003*	10.000000	11.382136	13.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.157199	12.371330	10.88%	0
2011	10.680163	11.157199	4.47%	0
2010	9.609757	10.680163	11.14%	0
2009	8.484590	9.609757	13.26%	0
2008	12.201515	8.484590	-30.46%	0
2007	11.560969	12.201515	5.54%	0
2006	10.508552	11.560969	10.01%	0
2005	10.202664	10.508552	3.00%	0
2004*	10.000000	10.202664	2.03%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.656381	13.765979	18.10%	0
2011	12.578726	11.656381	-7.33%	0
2010*	10.000000	12.578726	25.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0
2008	14.930018	8.578995	-42.54%	0
2007	13.373755	14.930018	11.64%	0
2006	11.105267	13.373755	20.43%	0
2005	10.654592	11.105267	4.23%	0
2004*	10.000000	10.654592	6.55%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.110336	13.644779	4.08%	0
2011	12.337946	13.110336	6.26%	0
2010	11.749784	12.337946	5.01%	0
2009	10.694609	11.749784	9.87%	0
2008	10.647199	10.694609	0.45%	0
2007	10.221694	10.647199	4.16%	0
2006	10.036100	10.221694	1.85%	0
2005	10.039451	10.036100	-0.03%	0
2004*	10.000000	10.039451	0.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
2007	17.474675	17.964756	2.80%	0
2006	15.233868	17.474675	14.71%	0
2005	14.853284	15.233868	2.56%	0
2004	13.620181	14.853284	9.05%	0
2003*	10.000000	13.620181	36.20%	315
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	1,478
2011	21.908237	19.629588	-10.40%	1,625
2010	17.650383	21.908237	24.12%	1,442
2009	12.618626	17.650383	39.88%	1,661
2008	20.030494	12.618626	-37.00%	353
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
2005	17.187195	17.970616	4.56%	0
2004	14.720983	17.187195	16.75%	0
2003*	10.000000	14.720983	47.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	13,502
2011	12.295411	13.472357	9.57%	15,831
2010	11.929218	12.295411	3.07%	11,107
2009	11.038864	11.929218	8.07%	12,190
2008	11.440148	11.038864	-3.51%	29,880
2007	10.657116	11.440148	7.35%	3,577
2006	10.698655	10.657116	-0.39%	509
2005	10.742961	10.698655	-0.41%	139
2004	10.354917	10.742961	3.75%	0
2003*	10.000000	10.354917	3.55%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	527
2007	17.363685	16.949441	-2.39%	527
2006	15.159191	17.363685	14.54%	527
2005	14.791613	15.159191	2.49%	527
2004	13.400667	14.791613	10.38%	527
2003*	10.000000	13.400667	34.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	5,980
2011	13.831236	13.447730	-2.77%	6,455
2010	11.856213	13.831236	16.66%	6,997
2009	9.315701	11.856213	27.27%	7,638
2008	12.585912	9.315701	-25.98%	7,464
2007	13.156741	12.585912	-4.34%	2,690
2006	11.160354	13.156741	17.89%	0
2005*	10.000000	11.160354	11.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	8,110
2011	20.390739	20.106417	-1.39%	11,353
2010	16.527358	20.390739	23.38%	12,208
2009	13.482033	16.527358	22.59%	1,890
2008	19.903666	13.482033	-32.26%	1,649
2007	20.435589	19.903666	-2.60%	1,822
2006	18.215806	20.435589	12.19%	70
2005	17.323874	18.215806	5.15%	69
2004	14.495863	17.323874	19.51%	73
2003*	10.000000	14.495863	44.96%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	6,224
2011	14.551624	14.499648	-0.36%	10,249
2010	12.957235	14.551624	12.31%	19,343
2009	10.484318	12.957235	23.59%	26,485
2008	17.060175	10.484318	-38.55%	30,371
2007	16.574042	17.060175	2.93%	40,123
2006	14.671716	16.574042	12.97%	39,936
2005	14.327417	14.671716	2.40%	25,238
2004	13.241492	14.327417	8.20%	5,383
2003*	10.000000	13.241492	32.41%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	748
2011	14.714455	15.689093	6.62%	2,512
2010	13.044385	14.714455	12.80%	1,895
2009	10.884321	13.044385	19.85%	1,898
2008	15.795961	10.884321	-31.09%	2,585
2007	15.078643	15.795961	4.76%	1,962
2006	13.232899	15.078643	13.95%	1,743
2005	12.961593	13.232899	2.09%	1,743
2004	12.614318	12.961593	2.75%	74
2003*	10.000000	12.614318	26.14%	335
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0
2005	14.940160	15.463665	3.50%	0
2004	13.721639	14.940160	8.88%	0
2003*	10.000000	13.721639	37.22%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	277
2007	15.342410	16.491882	7.49%	277
2006	13.513893	15.342410	13.53%	277
2005	13.552134	13.513893	-0.28%	277
2004	12.904162	13.552134	5.02%	277
2003*	10.000000	12.904162	29.04%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.191501	13.082341	7.31%	8,047
2011	12.190654	12.191501	0.01%	8,135
2010	11.482091	12.190654	6.17%	15,636
2009	9.745985	11.482091	17.81%	16,321
2008	10.751903	9.745985	-9.36%	15,422
2007	10.430737	10.751903	3.08%	18,101
2006	10.236368	10.430737	1.90%	15,547
2005	10.337354	10.236368	-0.98%	9,935
2004	10.204194	10.337354	1.30%	6,968
2003*	10.000000	10.204194	2.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	15,543
2011	11.976883	11.693642	-2.36%	21,642
2010	10.853307	11.976883	10.35%	21,908
2009	8.929952	10.853307	21.54%	27,558
2008	12.170952	8.929952	-26.63%	27,608
2007	11.449951	12.170952	6.30%	13,270
2006	10.656145	11.449951	7.45%	8,742
2005*	10.000000	10.656145	6.56%	7,230
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	64,818
2011	12.050735	11.669522	-3.16%	97,196
2010	10.749898	12.050735	12.10%	97,277
2009	8.528856	10.749898	26.04%	101,332
2008	12.944625	8.528856	-34.11%	87,499
2007	12.006703	12.944625	7.81%	87,964
2006	10.961738	12.006703	9.53%	79,215
2005*	10.000000	10.961738	9.62%	56,903
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	369
2011	11.933033	11.369757	-4.72%	859
2010	10.501446	11.933033	13.63%	857
2009	8.164651	10.501446	28.62%	6,554
2008	13.468509	8.164651	-39.38%	6,880
2007	12.367469	13.468509	8.90%	6,246
2006	11.169149	12.367469	10.73%	0
2005*	10.000000	11.169149	11.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	0
2011	16.459815	15.300242	-7.04%	0
2010	14.088047	16.459815	16.84%	0
2009	9.736367	14.088047	44.70%	0
2008	21.779859	9.736367	-55.30%	0
2007	15.253319	21.779859	42.79%	0
2006	13.339408	15.253319	14.35%	0
2005*	10.000000	13.339408	33.39%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	6,864
2011	14.480127	14.291310	-1.30%	12,601
2010	12.850889	14.480127	12.68%	10,824
2009	10.090937	12.850889	27.35%	12,754
2008	17.997091	10.090937	-43.93%	13,456
2007	18.126350	17.997091	-0.71%	13,966
2006	15.413918	18.126350	17.60%	13,497
2005	14.890118	15.413918	3.52%	12,084
2004	13.652543	14.890118	9.06%	383
2003*	10.000000	13.652543	36.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	8,575
2011	14.739601	14.448071	-1.98%	10,932
2010	12.136474	14.739601	21.45%	8,836
2009	9.672824	12.136474	25.47%	7,132
2008	18.723429	9.672824	-48.34%	8,332
2007	15.077970	18.723429	24.18%	8,638
2006	14.428718	15.077970	4.50%	6,217
2005	13.947355	14.428718	3.45%	3,741
2004	13.794032	13.947355	1.11%	665
2003*	10.000000	13.794032	37.94%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	116,573
2011	12.334105	12.945119	4.95%	135,088
2010	11.696525	12.334105	5.45%	173,808
2009	10.330978	11.696525	13.22%	282,705
2008	10.914247	10.330978	-5.34%	262,375
2007	10.695648	10.914247	2.04%	289,457
2006	10.474496	10.695648	2.11%	99,608
2005	10.483602	10.474496	-0.09%	14,034
2004	10.262112	10.483602	2.16%	136
2003*	10.000000	10.262112	2.62%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	19,675
2011	25.747562	22.506390	-12.59%	28,904
2010	20.423747	25.747562	26.07%	30,017
2009	14.904845	20.423747	37.03%	28,727
2008	25.171396	14.904845	-40.79%	28,736
2007	22.260345	25.171396	13.08%	26,782
2006	20.196810	22.260345	10.22%	14,727
2005	17.452852	20.196810	15.72%	14,610
2004	14.279064	17.452852	22.23%	2,525
2003*	10.000000	14.279064	42.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
2005	16.370488	19.067291	16.47%	0
2004	14.734289	16.370488	11.10%	0
2003*	10.000000	14.734289	47.34%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	10,525
2011	12.761543	10.337011	-19.00%	9,839
2010	11.535584	12.761543	10.63%	8,957
2009	9.322533	11.535584	23.74%	8,557
2008	16.962678	9.322533	-45.04%	6,003
2007	14.780294	16.962678	14.77%	4,751
2006	12.794338	14.780294	15.52%	0
2005	10.988531	12.794338	16.43%	0
2004*	10.000000	10.988531	9.89%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.764050	22.130733	24.58%	11
2011	19.916759	17.764050	-10.81%	2,862
2010	16.077894	19.916759	23.88%	2,879
2009	10.434236	16.077894	54.09%	2,977
2008	21.846573	10.434236	-52.24%	3,043
2007	21.133526	21.846573	3.37%	2,945
2006	18.578540	21.133526	13.75%	2,757
2005	18.498039	18.578540	0.44%	2,824
2004	16.572366	18.498039	11.62%	0
2003*	10.000000	16.572366	65.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	5,596
2011	11.408652	11.453388	0.39%	12,550
2010	10.326718	11.408652	10.48%	13,990
2009	7.767215	10.326718	32.95%	14,980
2008	11.261623	7.767215	-31.03%	9,327
2007	11.070887	11.261623	1.72%	14,074
2006*	10.000000	11.070887	10.71%	6,443

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.048634	17.617147	9.77%	3,046
2011	15.440812	16.048634	3.94%	24,642
2010	13.052968	15.440812	18.29%	27,178
2009	11.344899	13.052968	15.06%	22,193
2008	15.872203	11.344899	-28.52%	24,244
2007	16.636787	15.872203	-4.60%	31,821
2006	14.486224	16.636787	14.85%	39,132
2005	14.284062	14.486224	1.42%	31,388
2004	13.124559	14.284062	8.83%	523
2003*	10.000000	13.124559	31.25%	637
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	23,943
2011	21.308778	20.108351	-5.63%	32,853
2010	16.948821	21.308778	25.72%	36,446
2009	13.383779	16.948821	26.64%	72,305
2008	20.379018	13.383779	-34.33%	4,060
2007	21.293406	20.379018	-4.29%	3,001
2006	18.563394	21.293406	14.71%	67
2005	17.405526	18.563394	6.65%	68
2004	14.345083	17.405526	21.33%	72
2003*	10.000000	14.345083	43.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.964145	16.601976	10.95%	0
2011	18.137880	14.964145	-17.50%	0
2010	15.741349	18.137880	15.22%	0
2009	9.299580	15.741349	69.27%	0
2008	20.040896	9.299580	-53.60%	0
2007	15.883394	20.040896	26.18%	0
2006	12.638452	15.883394	25.68%	0
2005*	10.000000	12.638452	26.38%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
2005	15.931585	17.210388	8.03%	0
2004	13.708346	15.931585	16.22%	0
2003*	10.000000	13.708346	37.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.225714	14.180778	15.99%	20,906
2011	13.959209	12.225714	-12.42%	22,075
2010	13.132584	13.959209	6.29%	20,512
2009	9.762388	13.132584	34.52%	23,019
2008	16.704028	9.762388	-41.56%	200,755
2007	14.758392	16.704028	13.18%	130,608
2006	12.391616	14.758392	19.10%	52,717
2005	11.474649	12.391616	7.99%	8,287
2004*	10.000000	11.474649	14.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	0
2011	15.965661	15.525114	-2.76%	0
2010	14.235969	15.965661	12.15%	0
2009	12.233112	14.235969	16.37%	0
2008	11.747267	12.233112	4.14%	0
2007	10.791538	11.747267	8.86%	0
2006	9.752951	10.791538	10.65%	0
2005*	10.000000	9.752951	-2.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	0
2011	10.302551	8.934918	-13.27%	0
2010*	10.000000	10.302551	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	174
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.602726	-3.97%	139
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	6,240
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,614
2010	11.809328	12.583734	6.56%	1,614
2009*	10.000000	11.809328	18.09%	1,518
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
2007	13.937940	15.070472	8.13%	0
2006	12.873580	13.937940	8.27%	0
2005	12.194655	12.873580	5.57%	0
2004	11.484704	12.194655	6.18%	0
2003*	10.000000	11.484704	14.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	5,090
2011	18.540512	16.917674	-8.75%	7,022
2010	17.758387	18.540512	4.40%	7,211
2009	12.403817	17.758387	43.17%	14,200
2008	22.716955	12.403817	-45.40%	12,064
2007	16.958344	22.716955	33.96%	4,530
2006	15.849789	16.958344	6.99%	0
2005	14.360798	15.849789	10.37%	0
2004	12.415484	14.360798	15.67%	0
2003*	10.000000	12.415484	24.15%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
2006	21.593269	31.046642	43.78%	0
2005	16.690295	21.593269	29.38%	0
2004	14.342071	16.690295	16.37%	0
2003*	10.000000	14.342071	43.42%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.341560	16.407132	14.40%	0
2011	14.572257	14.341560	-1.58%	605
2010	13.251577	14.572257	9.97%	4,088
2009	9.716395	13.251577	36.38%	4,678
2008	15.725168	9.716395	-38.21%	5,142
2007	14.446858	15.725168	8.85%	5,060
2006	13.730460	14.446858	5.22%	6,039
2005	13.434891	13.730460	2.20%	7,048
2004	12.572420	13.434891	6.86%	3,371
2003*	10.000000	12.572420	25.72%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	84,706
2011	16.519974	16.122926	-2.40%	112,892
2010	15.149121	16.519974	9.05%	128,997
2009	12.617582	15.149121	20.06%	170,916
2008	19.133862	12.617582	-34.06%	21,971
2007	18.139026	19.133862	5.48%	21,188
2006	15.350871	18.139026	18.16%	3,401
2005	14.704343	15.350871	4.40%	4,351
2004	13.060441	14.704343	12.59%	163
2003*	10.000000	13.060441	30.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	3,055
2011	10.702750	10.307925	-3.69%	943
2010*	10.000000	10.702750	7.03%	547
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	0
2011*	10.000000	9.040233	-9.60%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	20,251
2011	13.743741	13.541825	-1.47%	31,378
2010	12.387724	13.743741	10.95%	35,535
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	138,125
2011	9.922759	9.820076	-1.03%	177,878
2010	9.034298	9.922759	9.83%	193,813
2009	7.465869	9.034298	21.01%	193,429
2008	10.843154	7.465869	-31.15%	199,224
2007	10.420045	10.843154	4.06%	130,656
2006*	10.000000	10.420045	4.20%	19,137
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	108,632
2011	10.606108	10.995134	3.67%	133,837
2010	10.205658	10.606108	3.92%	144,569
2009	9.280979	10.205658	9.96%	143,729
2008	10.502388	9.280979	-11.63%	154,056
2007	10.402195	10.502388	0.96%	98,442
2006*	10.000000	10.402195	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	16,166
2011	10.938302	9.726901	-11.07%	16,938
2010	10.023020	10.938302	9.13%	15,311
2009	7.218983	10.023020	38.84%	17,487
2008	11.998783	7.218983	-39.84%	19,015
2007	10.701461	11.998783	12.12%	15,122
2006*	10.000000	10.701461	7.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	21,264
2011	9.680230	9.046835	-6.54%	29,982
2010	8.352911	9.680230	15.89%	29,811
2009	6.138425	8.352911	36.08%	23,268
2008	11.222723	6.138425	-45.30%	41,783
2007	10.229939	11.222723	9.70%	40,611
2006*	10.000000	10.229939	2.30%	18,077
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	124,073
2011	8.266547	7.924459	-4.14%	173,906
2010	7.597040	8.266547	8.81%	189,953
2009	5.928601	7.597040	28.14%	185,695
2008	9.762924	5.928601	-39.27%	175,327
2007*	10.000000	9.762924	-2.37%	73,898

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
2005	12.828129	12.878087	0.39%	0
2004	11.883363	12.828129	7.95%	5,521
2003*	10.000000	11.883363	18.83%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	0
2011	12.786356	13.014944	1.79%	0
2010	11.523960	12.786356	10.95%	6,322
2009	8.045559	11.523960	43.23%	6,453
2008	11.412324	8.045559	-29.50%	6,950
2007	11.283062	11.412324	1.15%	7,359
2006	10.404099	11.283062	8.45%	7,293
2005*	10.000000	10.404099	4.04%	7,186
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	26,468
2011	15.063527	14.393787	-4.45%	36,485
2010	13.307463	15.063527	13.20%	41,142
2009	10.581010	13.307463	25.77%	24,611
2008	17.189769	10.581010	-38.45%	36,995
2007	18.002842	17.189769	-4.52%	140,991
2006	15.887753	18.002842	13.31%	79,886
2005	15.586906	15.887753	1.93%	16,277
2004	13.577106	15.586906	14.80%	149
2003*	10.000000	13.577106	35.77%	638
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	3,119
2011	8.631396	7.476887	-13.38%	3,276
2010	7.629139	8.631396	13.14%	3,026
2009	5.086752	7.629139	49.98%	3,045
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	108,894
2011	9.505383	9.016009	-5.15%	136,788
2010	7.845689	9.505383	21.15%	163,631
2009	6.095623	7.845689	28.71%	318,974
2008*	10.000000	6.095623	-39.04%	357,496

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	2,904
2011	9.037008	8.295902	-8.20%	3,225
2010	8.017520	9.037008	12.72%	3,225
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	68,535
2011	10.027838	9.700454	-3.26%	86,006
2010	9.263244	10.027838	8.25%	90,281
2009	7.884632	9.263244	17.48%	26,139
2008*	10.000000	7.884632	-21.15%	27,237
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	588,030
2011	9.613325	9.101244	-5.33%	603,637
2010	8.723627	9.613325	10.20%	708,760
2009	7.165610	8.723627	21.74%	268,363
2008*	10.000000	7.165610	-28.34%	274,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	6,661
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	135,569
2011	9.821305	9.405547	-4.23%	151,944
2010	8.993867	9.821305	9.20%	344,793
2009	7.521865	8.993867	19.57%	20,234
2008*	10.000000	7.521865	-24.78%	20,242
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	301,259
2011	9.382225	8.769858	-6.53%	317,957
2010	8.444619	9.382225	11.10%	302,380
2009	6.804125	8.444619	24.11%	28,011
2008*	10.000000	6.804125	-31.96%	23,307
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	11,370
2011	10.192952	9.967594	-2.21%	5,601
2010	9.534297	10.192952	6.91%	6,096
2009	8.262967	9.534297	15.39%	6,497
2008*	10.000000	8.262967	-17.37%	7,069

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	63,632
2011	10.917498	11.373008	4.17%	63,083
2010	10.427791	10.917498	4.70%	85,719
2009	9.793750	10.427791	6.47%	159,075
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	6,115
2011	11.859763	12.332403	3.99%	8,259
2010	11.187800	11.859763	6.01%	8,992
2009	9.799538	11.187800	14.17%	3,338
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0
2006	25.481383	34.059656	33.66%	0
2005	19.637463	25.481383	29.76%	0
2004	16.629376	19.637463	18.09%	0
2003*	10.000000	16.629376	66.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	0
2011	21.794414	16.542088	-24.10%	0
2010	19.180025	21.794414	13.63%	0
2009	11.994322	19.180025	59.91%	0
2008	29.033083	11.994322	-58.69%	0
2007	20.359741	29.033083	42.60%	0
2006	15.205039	20.359741	33.90%	0
2005	11.703984	15.205039	29.91%	0
2004*	10.000000	11.703984	17.04%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	91,965
2011	11.954538	12.572529	5.17%	103,449
2010	11.635860	11.954538	2.74%	132,144
2009	11.556553	11.635860	0.69%	244,564
2008	10.941692	11.556553	5.62%	282,523
2007	10.414910	10.941692	5.06%	255,911
2006	10.278047	10.414910	1.33%	101,439
2005	10.150616	10.278047	1.26%	13,832
2004	10.025426	10.150616	1.25%	0
2003*	10.000000	10.025426	0.25%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	979
2011	7.644830	6.746396	-11.75%	1,036
2010	6.899575	7.644830	10.80%	1,006
2009	5.435866	6.899575	26.93%	1,071
2008*	10.000000	5.435866	-45.64%	394
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	193
2011	8.598280	7.347534	-14.55%	197
2010	8.165074	8.598280	5.31%	173
2009	6.475014	8.165074	26.10%	167
2008	11.604467	6.475014	-44.20%	163
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	244,034
2011	16.731092	15.760488	-5.80%	345,168
2010	14.885937	16.731092	12.40%	380,969
2009	11.935003	14.885937	24.73%	424,559
2008	19.273993	11.935003	-38.08%	469,103
2007	18.553909	19.273993	3.88%	507,233
2006	16.190743	18.553909	14.60%	554,250
2005	15.298388	16.190743	5.83%	535,059
2004	13.683298	15.298388	11.80%	89,991
2003*	10.000000	13.683298	36.83%	314
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	18,507
2011	12.369869	12.236480	-1.08%	10,791
2010	11.488255	12.369869	7.67%	10,476
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	61,131
2011	13.231289	12.852412	-2.86%	64,371
2010	12.045182	13.231289	9.85%	64,377
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	7,767
2011	12.244822	12.358508	0.93%	3,296
2010	11.793354	12.244822	3.83%	25,388
2009	11.026204	11.793354	6.96%	26,210
2008	11.966235	11.026204	-7.86%	27,478
2007	11.582248	11.966235	3.32%	20,570
2006	11.126126	11.582248	4.10%	22,962
2005	10.983569	11.126126	1.30%	24,059
2004	10.704003	10.983569	2.61%	21,257
2003*	10.000000	10.704003	7.04%	2,351

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	868,995
2011	14.622383	14.332048	-1.99%	1,261,210
2010	13.445621	14.622383	8.75%	1,713,825
2009	11.510438	13.445621	16.81%	1,867,261
2008	15.285064	11.510438	-24.69%	1,974,380
2007	14.755622	15.285064	3.59%	1,996,961
2006	13.513991	14.755622	9.19%	1,325,936
2005	13.082811	13.513991	3.30%	744,626
2004	12.181349	13.082811	7.40%	50,502
2003*	10.000000	12.181349	21.81%	9,060
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	974,089
2011	15.934161	15.291798	-4.03%	1,354,561
2010	14.402396	15.934161	10.64%	1,455,786
2009	11.808455	14.402396	21.97%	1,571,605
2008	17.554065	11.808455	-32.73%	1,644,804
2007	16.867668	17.554065	4.07%	1,665,131
2006	15.018394	16.867668	12.31%	1,446,137
2005	14.304552	15.018394	4.99%	630,712
2004	13.015066	14.304552	9.91%	55,679
2003*	10.000000	13.015066	30.15%	20,061
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	139,983
2011	13.501187	13.511552	0.08%	245,147
2010	12.688935	13.501187	6.40%	278,996
2009	11.296366	12.688935	12.33%	297,002
2008	13.561316	11.296366	-16.70%	324,133
2007	13.066840	13.561316	3.78%	318,626
2006	12.290759	13.066840	6.31%	166,879
2005	11.996352	12.290759	2.45%	74,278
2004	11.417528	11.996352	5.07%	16,471
2003*	10.000000	11.417528	14.18%	11,376
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	36,146
2011	13.691636	13.090219	-4.39%	55,844
2010	12.867835	13.691636	6.40%	66,429
2009*	10.000000	12.867835	28.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	520
2011	20.906373	19.977903	-4.44%	3,172
2010	16.894982	20.906373	23.74%	2,843
2009	12.599854	16.894982	34.09%	7,125
2008	20.226044	12.599854	-37.70%	7,900
2007	19.180528	20.226044	5.45%	4,575
2006	17.800600	19.180528	7.75%	6,055
2005	16.194190	17.800600	9.92%	6,549
2004	14.271063	16.194190	13.48%	0
2003*	10.000000	14.271063	42.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	27,048
2011	9.959114	9.765449	-1.94%	32,886
2010	10.157162	9.959114	-1.95%	35,584
2009	10.354819	10.157162	-1.91%	37,863
2008	10.348233	10.354819	0.06%	33,388
2007	10.072432	10.348233	2.74%	55,135
2006	9.827008	10.072432	2.50%	24,036
2005	9.761463	9.827008	0.67%	12,456
2004	9.875470	9.761463	-1.15%	215
2003*	10.000000	9.875470	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	21,188
2011	12.875031	13.325004	3.49%	19,377
2010	11.873865	12.875031	8.43%	20,676
2009	9.736227	11.873865	21.96%	20,340
2008	12.005886	9.736227	-18.90%	20,977
2007	11.704613	12.005886	2.57%	22,941
2006	11.385869	11.704613	2.80%	0
2005	11.363940	11.385869	0.19%	0
2004	10.879096	11.363940	4.46%	0
2003*	10.000000	10.879096	8.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	129,681
2011	9.000995	7.976413	-11.38%	163,255
2010	8.066282	9.000995	11.59%	177,243
2009	6.044248	8.066282	33.45%	290,766
2008*	10.000000	6.044248	-39.56%	294,747

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0
2005	16.142684	17.694429	9.61%	0
2004	13.719727	16.142684	17.66%	0
2003*	10.000000	13.719727	37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	17,685
2011	10.483392	8.593441	-18.03%	17,100
2010	10.100781	10.483392	3.79%	17,327
2009	7.955492	10.100781	26.97%	16,296
2008	15.152857	7.955492	-47.50%	109,253
2007	15.049828	15.152857	0.68%	141,446
2006	12.538773	15.049828	20.03%	57,468
2005	11.437668	12.538773	9.63%	10,935
2004*	10.000000	11.437668	14.38%	1,963
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	47,175
2011	9.005380	8.544698	-5.12%	63,092
2010	7.961577	9.005380	13.11%	75,937
2009	6.277357	7.961577	26.83%	178,801
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	1,673
2011	8.653032	7.967675	-7.92%	1,904
2010	7.827338	8.653032	10.55%	3,036
2009	6.265525	7.827338	24.93%	4,437
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	69,535
2011	9.533309	8.931698	-6.31%	91,641
2010	7.687878	9.533309	24.00%	106,065
2009	6.188086	7.687878	24.24%	169,852
2008*	10.000000	6.188086	-38.12%	115,274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	67,358
2011	10.008039	9.585454	-4.22%	89,233
2010	8.531911	10.008039	17.30%	101,286
2009	6.669444	8.531911	27.93%	163,535
2008*	10.000000	6.669444	-33.31%	220,823

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	2,565
2011	13.963762	13.574086	-2.79%	2,860
2010	11.383451	13.963762	22.67%	4,742
2009	9.128209	11.383451	24.71%	5,131
2008	17.414054	9.128209	-47.58%	4,732
2007	16.221203	17.414054	7.35%	1,438
2006	16.063452	16.221203	0.98%	1,516
2005	15.205697	16.063452	5.64%	1,405
2004	13.703517	15.205697	10.96%	1,497
2003*	10.000000	13.703517	37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	438
2011	20.440477	18.949634	-7.29%	0
2010	16.482865	20.440477	24.01%	1,264
2009	13.356635	16.482865	23.41%	1,351
2008	20.122351	13.356635	-33.62%	1,331
2007	22.124258	20.122351	-9.05%	1,232
2006	19.268704	22.124258	14.82%	1,107
2005	19.119017	19.268704	0.78%	1,162
2004	16.666453	19.119017	14.72%	1,176
2003*	10.000000	16.666453	66.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	2,610
2011	19.970280	18.445249	-7.64%	3,348
2010	16.296331	19.970280	22.54%	3,345
2009	12.363666	16.296331	31.81%	3,605
2008	20.455785	12.363666	-39.56%	27,719
2007	20.476947	20.455785	-0.10%	23,144
2006	18.686979	20.476947	9.58%	16,156
2005	17.014645	18.686979	9.83%	2,049
2004	14.608788	17.014645	16.47%	0
2003*	10.000000	14.608788	46.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	79,714
2011	13.576782	13.362918	-1.58%	101,662
2010	12.229463	13.576782	11.02%	120,578
2009	9.933923	12.229463	23.11%	220,089
2008	17.352525	9.933923	-42.75%	252,350
2007	16.404635	17.352525	5.78%	202,631
2006	14.752925	16.404635	11.20%	105,038
2005	14.055950	14.752925	4.96%	14,015
2004	13.087692	14.055950	7.40%	0
2003*	10.000000	13.087692	30.88%	320

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	14,668
2011	10.349954	10.280398	-0.67%	16,008
2010	10.306389	10.349954	0.42%	16,696
2009	9.813634	10.306389	5.02%	23,585
2008*	10.000000	9.813634	-1.86%	2,340
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	93,467
2011	13.414082	11.518399	-14.13%	116,762
2010	12.864296	13.414082	4.27%	119,756
2009*	10.000000	12.864296	28.64%	221,950
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.119605	11.755366	16.16%	0
2011	11.772345	10.119605	-14.04%	0
2010	9.839945	11.772345	19.64%	0
2009	7.460825	9.839945	31.89%	0
2008	14.206771	7.460825	-47.48%	708
2007	14.039762	14.206771	1.19%	169,505
2006	11.598000	14.039762	21.05%	107,105
2005*	10.000000	11.598000	15.98%	12,864
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.899724	10.153185	2.56%	58,066
2011	10.066997	9.899724	-1.66%	56,171
2010	9.751814	10.066997	3.23%	71,983
2009	8.776128	9.751814	11.12%	136,259
2008	10.339136	8.776128	-15.12%	255,918
2007	10.065578	10.339136	2.72%	258,063
2006	9.851254	10.065578	2.18%	96,349
2005	9.903697	9.851254	-0.53%	2,006
2004	10.022565	9.903697	-1.19%	0
2003*	10.000000	10.022565	0.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.353347	13.180332	6.69%	257
2011	12.733574	12.353347	-2.99%	280
2010	10.857340	12.733574	17.28%	287
2009	9.020719	10.857340	20.36%	288
2008	15.200728	9.020719	-40.66%	235
2007	15.425324	15.200728	-1.46%	0
2006	14.946321	15.425324	3.20%	0
2005	14.813472	14.946321	0.90%	0
2004	13.504135	14.813472	9.70%	0
2003*	10.000000	13.504135	35.04%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.644211	15.934428	8.81%	1,346
2011	15.409556	14.644211	-4.97%	5,763
2010	12.792100	15.409556	20.46%	5,761
2009	9.926852	12.792100	28.86%	1,500
2008	16.719252	9.926852	-40.63%	1,526
2007	15.847072	16.719252	5.50%	243,885
2006	14.213670	15.847072	11.49%	125,493
2005	13.565311	14.213670	4.78%	18,456
2004	12.213171	13.565311	11.07%	0
2003*	10.000000	12.213171	22.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	0
2011	13.944595	12.511895	-10.27%	0
2010	12.295262	13.944595	13.41%	0
2009	8.996820	12.295262	36.66%	0
2008	15.382422	8.996820	-41.51%	0
2007	14.793739	15.382422	3.98%	0
2006	12.851121	14.793739	15.12%	0
2005	11.491649	12.851121	11.83%	0
2004*	10.000000	11.491649	14.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0
2008	23.526051	13.763518	-41.50%	0
2007	22.620904	23.526051	4.00%	0
2006	19.656415	22.620904	15.08%	0
2005	17.575066	19.656415	11.84%	0
2004	15.077980	17.575066	16.56%	0
2003*	10.000000	15.077980	50.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.139690	1.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	72,834
2011	14.281674	13.959700	-2.25%	97,828
2010	12.575351	14.281674	13.57%	120,101
2009	10.020365	12.575351	25.50%	204,004
2008	16.652019	10.020365	-39.82%	213,153
2007	16.307973	16.652019	2.11%	187,488
2006	14.492509	16.307973	12.53%	115,879
2005	13.977468	14.492509	3.68%	18,232
2004	13.060920	13.977468	7.02%	3,134
2003*	10.000000	13.060920	30.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	226
2011	20.246317	19.379189	-4.28%	262
2010	16.779833	20.246317	20.66%	260
2009	12.502392	16.779833	34.21%	270
2008	20.568311	12.502392	-39.22%	62,413
2007	21.275840	20.568311	-3.33%	38,672
2006	18.923917	21.275840	12.43%	19,871
2005	17.590220	18.923917	7.58%	2,020
2004	15.052827	17.590220	16.86%	0
2003*	10.000000	15.052827	50.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	47,969
2011	11.243820	11.136275	-0.96%	53,008
2010	10.902078	11.243820	3.13%	64,300
2009*	10.000000	10.902078	9.02%	93,178
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	410
2011*	10.000000	9.960299	-0.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
2005	13.359972	13.785121	3.18%	0
2004	12.262996	13.359972	8.95%	0
2003*	10.000000	12.262996	22.63%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
2003*	10.000000	12.631654	26.32%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	0
2003*	10.000000	11.699112	16.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.199459	11.990000	7.06%	647
2011	10.836056	11.199459	3.35%	1,566
2010	10.342210	10.836056	4.78%	1,792
2009	9.643273	10.342210	7.25%	1,937
2008	10.983472	9.643273	-12.20%	176,362
2007	10.647467	10.983472	3.16%	215,309
2006	10.485262	10.647467	1.55%	78,960
2005	10.288472	10.485262	1.91%	11,654
2004	10.082409	10.288472	2.04%	312
2003*	10.000000	10.082409	0.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
2005	13.521031	14.867089	9.96%	0
2004	12.527281	13.521031	7.93%	0
2003*	10.000000	12.527281	25.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.693042	-3.07%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.975345	13.652672	14.01%	0
2011	13.107980	11.975345	-8.64%	0
2010	11.899561	13.107980	10.16%	1,891
2009	9.551461	11.899561	24.58%	1,891
2008	15.678857	9.551461	-39.08%	1,891
2007	14.544835	15.678857	7.80%	1,891
2006	13.048153	14.544835	11.47%	1,891
2005	12.236620	13.048153	6.63%	5,874
2004	11.379956	12.236620	7.53%	0
2003*	10.000000	11.379956	13.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.116725	12.320144	10.83%	0
2011	10.646831	11.116725	4.41%	0
2010	9.584665	10.646831	11.08%	0
2009	8.466755	9.584665	13.20%	0
2008	12.182089	8.466755	-30.50%	0
2007	11.548475	12.182089	5.49%	0
2006	10.502531	11.548475	9.96%	0
2005	10.202008	10.502531	2.95%	0
2004*	10.000000	10.202008	2.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.647721	13.748729	18.04%	0
2011	12.575774	11.647721	-7.38%	0
2010*	10.000000	12.575774	25.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	1,507
2011	15.926844	14.898983	-6.45%	1,311
2010	12.812951	15.926844	24.30%	1,173
2009	8.560950	12.812951	49.67%	518
2008	14.906247	8.560950	-42.57%	0
2007	13.359308	14.906247	11.58%	0
2006	11.098917	13.359308	20.37%	0
2005	10.653910	11.098917	4.18%	0
2004*	10.000000	10.653910	6.54%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.062812	13.588362	4.02%	0
2011	12.299480	13.062812	6.21%	0
2010	11.719122	12.299480	4.95%	0
2009	10.672139	11.719122	9.81%	0
2008	10.630247	10.672139	0.39%	0
2007	10.210653	10.630247	4.11%	0
2006	10.030359	10.210653	1.80%	0
2005	10.038808	10.030359	-0.08%	0
2004*	10.000000	10.038808	0.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	0
2008	17.920145	10.414647	-41.88%	343
2007	17.440215	17.920145	2.75%	346
2006	15.211551	17.440215	14.65%	1,106
2005	14.839080	15.211551	2.51%	1,129
2004	13.614096	14.839080	9.00%	1,132
2003*	10.000000	13.614096	36.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.540947	22.685955	16.09%	7
2011	21.820428	19.540947	-10.45%	3,276
2010	17.588597	21.820428	24.06%	3,834
2009	12.580856	17.588597	39.80%	925
2008	19.980747	12.580856	-37.04%	158
2007	20.083994	19.980747	-0.51%	0
2006	17.944309	20.083994	11.92%	0
2005	17.170760	17.944309	4.51%	0
2004	14.714406	17.170760	16.69%	0
2003*	10.000000	14.714406	47.14%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.106163	1.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.410674	14.112464	5.23%	4,321
2011	12.245336	13.410674	9.52%	21,269
2010	11.886696	12.245336	3.02%	28,465
2009	11.005130	11.886696	8.01%	7,256
2008	11.411009	11.005130	-3.56%	6,465
2007	10.635425	11.411009	7.29%	4,595
2006	10.682311	10.635425	-0.44%	4,185
2005	10.732007	10.682311	-0.46%	5,003
2004	10.349636	10.732007	3.69%	3,626
2003*	10.000000	10.349636	3.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
2007	17.329481	16.907376	-2.44%	0
2006	15.137022	17.329481	14.48%	0
2005	14.777488	15.137022	2.43%	0
2004	13.394694	14.777488	10.32%	0
2003*	10.000000	13.394694	33.95%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.402114	15.264684	13.90%	1,641
2011	13.791333	13.402114	-2.82%	2,534
2010	11.828022	13.791333	16.60%	1,504
2009	9.298292	11.828022	27.21%	2,480
2008	12.568812	9.298292	-26.02%	2,302
2007	13.145612	12.568812	-4.39%	2,287
2006	11.156580	13.145612	17.83%	2,414
2005*	10.000000	11.156580	11.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.015618	22.702082	13.42%	2,757
2011	20.308990	20.015618	-1.44%	4,447
2010	16.469490	20.308990	23.31%	5,578
2009	13.441686	16.469490	22.53%	1,358
2008	19.854246	13.441686	-32.30%	483
2007	20.395311	19.854246	-2.65%	84
2006	18.189148	20.395311	12.13%	0
2005	17.307319	18.189148	5.10%	0
2004	14.489397	17.307319	19.45%	0
2003*	10.000000	14.489397	44.89%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.434186	16.333683	13.16%	2,056
2011	14.493289	14.434186	-0.41%	5,093
2010	12.911867	14.493289	12.25%	1,945
2009	10.452937	12.911867	23.52%	4,764
2008	17.017813	10.452937	-38.58%	5,439
2007	16.541374	17.017813	2.88%	5,734
2006	14.650249	16.541374	12.91%	6,060
2005	14.313731	14.650249	2.35%	4,191
2004	13.235593	14.313731	8.15%	938
2003*	10.000000	13.235593	32.36%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.618215	16.856739	7.93%	254
2011	14.655453	15.618215	6.57%	1,359
2010	12.998709	14.655453	12.75%	2,838
2009	10.851741	12.998709	19.78%	1,057
2008	15.756723	10.851741	-31.13%	1,057
2007	15.048908	15.756723	4.70%	1,057
2006	13.213518	15.048908	13.89%	1,057
2005	12.949201	13.213518	2.04%	2,222
2004	12.608682	12.949201	2.70%	0
2003*	10.000000	12.608682	26.09%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0
2005	14.925899	15.441047	3.45%	0
2004	13.715524	14.925899	8.82%	0
2003*	10.000000	13.715524	37.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
2006	13.494105	15.312158	13.47%	0
2005	13.539186	13.494105	-0.33%	0
2004	12.898411	13.539186	4.97%	0
2003*	10.000000	12.898411	28.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	407
2010	11.441913	12.141791	6.12%	430
2009	9.716829	11.441913	17.75%	2,514
2008	10.725195	9.716829	-9.40%	2,572
2007	10.410154	10.725195	3.03%	2,691
2006	10.221367	10.410154	1.85%	2,408
2005	10.327466	10.221367	-1.03%	290
2004	10.199626	10.327466	1.25%	292
2003*	10.000000	10.199626	2.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	94,629
2009	8.913255	10.827476	21.48%	100,938
2008	12.154417	8.913255	-26.67%	116,261
2007	11.440257	12.154417	6.24%	154,220
2006	10.652543	11.440257	7.39%	151,870
2005*	10.000000	10.652543	6.53%	7,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.629948	12.886464	10.80%	13,924
2011	12.015974	11.629948	-3.21%	74,725
2010	10.724355	12.015974	12.04%	89,894
2009	8.512922	10.724355	25.98%	86,385
2008	12.927048	8.512922	-34.15%	87,803
2007	11.996552	12.927048	7.76%	89,568
2006	10.958037	11.996552	9.48%	91,003
2005*	10.000000	10.958037	9.58%	10,704
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	1,615
2010	10.476459	11.898578	13.57%	1,622
2009	8.149378	10.476459	28.56%	6,285
2008	13.450189	8.149378	-39.41%	6,299
2007	12.356992	13.450189	8.85%	6,309
2006	11.165376	12.356992	10.67%	5,923
2005*	10.000000	11.165376	11.65%	5,931
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.248274	15.650026	2.63%	0
2011	16.412262	15.248274	-7.09%	0
2010	14.054514	16.412262	16.78%	0
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0
2007	15.240404	21.750264	42.71%	0
2006	13.334901	15.240404	14.29%	0
2005*	10.000000	13.334901	33.35%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.226743	16.319340	14.71%	2,752
2011	14.422051	14.226743	-1.35%	14,764
2010	12.805864	14.422051	12.62%	20,546
2009	10.060711	12.805864	27.29%	10,040
2008	17.952378	10.060711	-43.96%	10,418
2007	18.090595	17.952378	-0.76%	7,167
2006	15.391340	18.090595	17.54%	7,438
2005	14.875872	15.391340	3.47%	7,443
2004	13.646439	14.875872	9.01%	3,413
2003*	10.000000	13.646439	36.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.382815	16.124534	12.11%	375
2011	14.680492	14.382815	-2.03%	6,561
2010	12.093964	14.680492	21.39%	7,818
2009	9.643854	12.093964	25.41%	3,537
2008	18.676923	9.643854	-48.36%	6,898
2007	15.048226	18.676923	24.11%	7,796
2006	14.407585	15.048226	4.45%	6,019
2005	13.934014	14.407585	3.40%	1,004
2004	13.787874	13.934014	1.06%	1,438
2003*	10.000000	13.787874	37.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.886699	13.336017	3.49%	29,546
2011	12.284691	12.886699	4.90%	268,830
2010	11.655600	12.284691	5.40%	704,041
2009	10.300077	11.655600	13.16%	1,036,660
2008	10.887139	10.300077	-5.39%	1,013,099
2007	10.674560	10.887139	1.99%	1,271,563
2006	10.459156	10.674560	2.06%	710,645
2005	10.473565	10.459156	-0.14%	32,744
2004	10.257524	10.473565	2.11%	0
2003*	10.000000	10.257524	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.404753	25.152950	12.27%	840
2011	25.644353	22.404753	-12.63%	6,110
2010	20.352237	25.644353	26.00%	8,994
2009	14.860226	20.352237	36.96%	10,922
2008	25.108879	14.860226	-40.82%	12,129
2007	22.216447	25.108879	13.02%	11,433
2006	20.167250	22.216447	10.16%	8,244
2005	17.436169	20.167250	15.66%	5,331
2004	14.272687	17.436169	22.16%	1,451
2003*	10.000000	14.272687	42.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
2005	16.354848	19.039399	16.41%	0
2004	14.727704	16.354848	11.05%	0
2003*	10.000000	14.727704	47.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.296645	12.153747	18.04%	841
2011	12.718192	10.296645	-19.04%	6,548
2010	11.502257	12.718192	10.57%	5,302
2009	9.300353	11.502257	23.68%	1,520
2008	16.931002	9.300353	-45.07%	1,463
2007	14.760267	16.931002	14.71%	1,266
2006	12.783502	14.760267	15.46%	0
2005	10.984823	12.783502	16.37%	0
2004*	10.000000	10.984823	9.85%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	34
2010	16.021586	19.836895	23.81%	34
2009	10.403005	16.021586	54.01%	34
2008	21.792351	10.403005	-52.26%	34
2007	21.091888	21.792351	3.32%	34
2006	18.551354	21.091888	13.69%	634
2005	18.480368	18.551354	0.38%	734
2004	16.564974	18.480368	11.56%	700
2003*	10.000000	16.564974	65.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	248
2010	10.307392	11.381495	10.42%	1,792
2009	7.756633	10.307392	32.88%	2,150
2008	11.252036	7.756633	-31.06%	2,152
2007	11.067139	11.252036	1.67%	2,255
2006*	10.000000	11.067139	10.67%	2,005

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.976137	17.528600	9.72%	619
2011	15.378887	15.976137	3.88%	5,157
2010	13.007255	15.378887	18.23%	10,482
2009	11.310939	13.007255	15.00%	17,162
2008	15.832786	11.310939	-28.56%	20,647
2007	16.603985	15.832786	-4.64%	20,874
2006	14.465009	16.603985	14.79%	21,813
2005	14.270396	14.465009	1.36%	16,451
2004	13.118697	14.270396	8.78%	6,427
2003*	10.000000	13.118697	31.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.017536	23.223340	16.01%	5,719
2011	21.223345	20.017536	-5.68%	54,604
2010	16.889459	21.223345	25.66%	132,784
2009	13.343704	16.889459	26.57%	201,523
2008	20.328398	13.343704	-34.36%	1,849
2007	21.251414	20.328398	-4.34%	1,320
2006	18.536218	21.251414	14.65%	0
2005	17.388881	18.536218	6.60%	0
2004	14.338680	17.388881	21.27%	0
2003*	10.000000	14.338680	43.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.913358	16.537171	10.89%	0
2011	18.085531	14.913358	-17.54%	0
2010	15.703920	18.085531	15.17%	0
2009	9.282193	15.703920	69.18%	0
2008	20.013666	9.282193	-53.62%	0
2007	15.869953	20.013666	26.11%	0
2006	12.634183	15.869953	25.61%	0
2005*	10.000000	12.634183	26.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
2008	23.141396	13.520894	-41.57%	0
2007	20.454471	23.141396	13.14%	0
2006	17.185226	20.454471	19.02%	0
2005	15.916376	17.185226	7.97%	0
2004	13.702237	15.916376	16.16%	0
2003*	10.000000	13.702237	37.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.178052	14.118272	15.93%	0
2011	13.911875	12.178052	-12.46%	1,174
2010	13.094720	13.911875	6.24%	4,149
2009	9.739200	13.094720	34.45%	5,460
2008	16.672885	9.739200	-41.59%	461,700
2007	14.738430	16.672885	13.13%	236,178
2006	12.381147	14.738430	19.04%	185,791
2005	11.470781	12.381147	7.94%	12,265
2004*	10.000000	11.470781	14.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.472452	17.445911	12.75%	0
2011	15.919601	15.472452	-2.81%	0
2010	14.202137	15.919601	12.09%	0
2009	12.210264	14.202137	16.31%	0
2008	11.731306	12.210264	4.08%	0
2007	10.782410	11.731306	8.80%	0
2006	9.749654	10.782410	10.59%	0
2005*	10.000000	9.749654	-2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.174559	1.75%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.929610	9.978802	11.75%	0
2011	10.301686	8.929610	-13.32%	0
2010*	10.000000	10.301686	3.02%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.950060	13.158540	20.17%	230
2011	11.275788	10.950060	-2.89%	251
2010*	10.000000	11.275788	12.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.911560	-0.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.693522	-3.06%	343
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.764030	7.64%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	219
2009	12.366211	15.219304	23.07%	291
2008	15.033046	12.366211	-17.74%	304
2007	13.910453	15.033046	8.07%	559
2006	12.854723	13.910453	8.21%	575
2005	12.182985	12.854723	5.51%	591
2004	11.479571	12.182985	6.13%	606
2003*	10.000000	11.479571	14.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.841270	20.441302	21.38%	0
2011	18.466169	16.841270	-8.80%	353
2010	17.696209	18.466169	4.35%	1,283
2009	12.366694	17.696209	43.10%	2,755
2008	22.660553	12.366694	-45.43%	2,917
2007	16.924911	22.660553	33.89%	3,057
2006	15.826592	16.924911	6.94%	0
2005	14.347068	15.826592	10.31%	0
2004	12.409946	14.347068	15.61%	0
2003*	10.000000	12.409946	24.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.912337	-0.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
2006	21.561672	30.985466	43.71%	0
2005	16.674337	21.561672	29.31%	0
2004	14.335673	16.674337	16.31%	0
2003*	10.000000	14.335673	43.36%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.276793	16.324683	14.34%	0
2011	14.513836	14.276793	-1.63%	0
2010	13.205176	14.513836	9.91%	0
2009	9.687317	13.205176	36.31%	0
2008	15.686120	9.687317	-38.24%	949
2007	14.418372	15.686120	8.79%	950
2006	13.710361	14.418372	5.16%	950
2005	13.422048	13.710361	2.15%	973
2004	12.566816	13.422048	6.81%	402
2003*	10.000000	12.566816	25.67%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.050085	18.226412	13.56%	17,715
2011	16.453716	16.050085	-2.45%	174,730
2010	15.096050	16.453716	8.99%	404,729
2009	12.579805	15.096050	20.00%	458,928
2008	19.086329	12.579805	-34.09%	5,428
2007	18.103254	19.086329	5.43%	5,813
2006	15.328391	18.103254	18.10%	2,590
2005	14.690284	15.328391	4.34%	2,614
2004	13.054616	14.690284	12.53%	2,278
2003*	10.000000	13.054616	30.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,022
2010*	10.000000	10.699132	6.99%	2,857
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.037179	10.076431	11.50%	2,533
2011*	10.000000	9.037179	-9.63%	2,662

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.523452	15.166777	12.15%	315
2011	13.732077	13.523452	-1.52%	9,634
2010	12.383510	13.732077	10.89%	19,308
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.791710	11.103511	13.40%	83,872
2011	9.899139	9.791710	-1.09%	184,865
2010	9.017389	9.899139	9.78%	242,300
2009	7.455703	9.017389	20.95%	254,983
2008	10.833923	7.455703	-31.18%	244,376
2007	10.416519	10.833923	4.01%	212,204
2006*	10.000000	10.416519	4.17%	131,039
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.963430	11.277224	2.86%	79,130
2011	10.580908	10.963430	3.62%	166,298
2010	10.186610	10.580908	3.87%	136,345
2009	9.268369	10.186610	9.91%	118,252
2008	10.493465	9.268369	-11.67%	121,684
2007	10.398680	10.493465	0.91%	101,338
2006*	10.000000	10.398680	3.99%	1,467
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.698831	11.603661	19.64%	133
2011	10.912299	9.698831	-11.12%	1,698
2010	10.004291	10.912299	9.08%	6,037
2009	7.209163	10.004291	38.77%	3,731
2008	11.988593	7.209163	-39.87%	4,207
2007	10.697846	11.988593	12.07%	1,794
2006*	10.000000	10.697846	6.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.020713	10.378207	15.05%	3,284
2011	9.657187	9.020713	-6.59%	13,405
2010	8.337279	9.657187	15.83%	21,791
2009	6.130054	8.337279	36.01%	10,095
2008	11.213159	6.130054	-45.33%	21,411
2007	10.226475	11.213159	9.65%	14,923
2006*	10.000000	10.226475	2.26%	11,522
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.905590	9.069012	14.72%	100,568
2011	8.251065	7.905590	-4.19%	222,655
2010	7.586684	8.251065	8.76%	174,053
2009	5.923551	7.586684	28.08%	143,622
2008	9.759595	5.923551	-39.31%	130,083
2007*	10.000000	9.759595	-2.40%	86,860

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
2005	12.815853	12.859225	0.34%	0
2004	11.878062	12.815853	7.90%	0
2003*	10.000000	11.878062	18.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.970799	14.580316	12.41%	0
2011	12.749463	12.970799	1.74%	0
2010	11.496573	12.749463	10.90%	0
2009	8.030534	11.496573	43.16%	0
2008	11.396831	8.030534	-29.54%	0
2007	11.273516	11.396831	1.09%	0
2006	10.400579	11.273516	8.39%	0
2005*	10.000000	10.400579	4.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.328796	16.593071	15.80%	6,831
2011	15.003144	14.328796	-4.49%	32,363
2010	13.260872	15.003144	13.14%	89,661
2009	10.549343	13.260872	25.70%	25,550
2008	17.147089	10.549343	-38.48%	120,469
2007	17.967360	17.147089	-4.57%	452,747
2006	15.864498	17.967360	13.26%	385,411
2005	15.572011	15.864498	1.88%	30,383
2004	13.571043	15.572011	14.74%	1,199
2003*	10.000000	13.571043	35.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.999172	9.822647	9.15%	30,326
2011	9.492455	8.999172	-5.20%	254,823
2010	7.839014	9.492455	21.09%	624,308
2009	6.093540	7.839014	28.64%	1,023,809
2008*	10.000000	6.093540	-39.06%	1,194,345

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.682343	10.537733	8.83%	97,373
2011	10.014215	9.682343	-3.31%	268,791
2010	9.255380	10.014215	8.20%	259,201
2009	7.881950	9.255380	17.43%	23,476
2008*	10.000000	7.881950	-21.18%	3,492
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.400470	10.956237	5.34%	105,355
2011	10.464567	10.400470	-0.61%	63,951
2010	9.998153	10.464567	4.67%	33,815
2009	9.026837	9.998153	10.76%	9,573
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.387965	10.337789	10.12%	205,912
2011	9.807936	9.387965	-4.28%	331,343
2010	8.986208	9.807936	9.14%	1,360,169
2009	7.519299	8.986208	19.51%	27,763
2008*	10.000000	7.519299	-24.81%	10,529
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.753487	9.829209	12.29%	63,321
2011	9.369473	8.753487	-6.57%	65,422
2010	8.437446	9.369473	11.05%	75,924
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.948976	10.728763	7.84%	29,321
2011	10.179093	9.948976	-2.26%	40,276
2010	9.526187	10.179093	6.85%	42,174
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.351786	11.956622	5.33%	15,859
2011	10.902664	11.351786	4.12%	209,614
2010	10.418934	10.902664	4.64%	528,717
2009	9.790412	10.418934	6.42%	767,742
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	252
2010	11.178289	11.843644	5.95%	265
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0
2005	19.618701	25.444107	29.69%	0
2004	16.621951	19.618701	18.03%	0
2003*	10.000000	16.621951	66.22%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.477568	18.878910	14.57%	0
2011	21.720480	16.477568	-24.14%	0
2010	19.124700	21.720480	13.57%	0
2009	11.965826	19.124700	59.83%	0
2008	28.978949	11.965826	-58.71%	0
2007	20.332185	28.978949	42.53%	0
2006	15.192178	20.332185	33.83%	0
2005	11.700031	15.192178	29.85%	0
2004*	10.000000	11.700031	17.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.515767	12.639749	0.99%	25,870
2011	11.906618	12.515767	5.12%	221,348
2010	11.595134	11.906618	2.69%	540,486
2009	11.521982	11.595134	0.63%	909,375
2008	10.914519	11.521982	5.57%	1,093,111
2007	10.394371	10.914519	5.00%	1,220,294
2006	10.262991	10.394371	1.28%	736,523
2005	10.140898	10.262991	1.20%	34,765
2004	10.020956	10.140898	1.20%	180
2003*	10.000000	10.020956	0.21%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.733779	7.603572	12.92%	446
2011	7.634417	6.733779	-11.80%	960
2010	6.893687	7.634417	10.75%	485
2009	5.434017	6.893687	26.86%	545
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.326348	8.487033	15.84%	1,552
2011	8.577857	7.326348	-14.59%	1,642
2010	8.149818	8.577857	5.25%	2,217
2009	6.466209	8.149818	26.04%	2,128
2008	11.594614	6.466209	-44.23%	556
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.689283	17.819897	13.58%	71,664
2011	16.663996	15.689283	-5.85%	144,132
2010	14.833793	16.663996	12.34%	183,111
2009	11.899267	14.833793	24.66%	476,320
2008	19.226118	11.899267	-38.11%	544,835
2007	18.517327	19.226118	3.83%	601,177
2006	16.167042	18.517327	14.54%	623,193
2005	15.283768	16.167042	5.78%	534,304
2004	13.677198	15.283768	11.75%	128,828
2003*	10.000000	13.677198	36.77%	17,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.219870	13.098884	7.19%	140,524
2011	12.359361	12.219870	-1.13%	202,738
2010	11.484351	12.359361	7.62%	161,270
2009*	10.000000	11.484351	14.84%	13,965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.302669	12.679994	3.07%	52,439
2011	12.195709	12.302669	0.88%	47,451
2010	11.752039	12.195709	3.78%	85,770
2009	10.993182	11.752039	6.90%	179,259
2008	11.936474	10.993182	-7.90%	180,929
2007	11.559372	11.936474	3.26%	183,927
2006	11.109804	11.559372	4.05%	186,381
2005	10.973047	11.109804	1.25%	21,473
2004	10.699211	10.973047	2.56%	1,963
2003*	10.000000	10.699211	6.99%	1,667

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.267335	15.492993	8.59%	467,080
2011	14.563770	14.267335	-2.04%	1,793,727
2010	13.398560	14.563770	8.70%	8,524,467
2009	11.476005	13.398560	16.75%	10,677,953
2008	15.247123	11.476005	-24.73%	11,347,703
2007	14.726538	15.247123	3.54%	11,983,160
2006	13.494221	14.726538	9.13%	10,615,761
2005	13.070314	13.494221	3.24%	1,693,146
2004	12.175914	13.070314	7.35%	211,330
2003*	10.000000	12.175914	21.76%	31,195
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.222735	16.970293	11.48%	241,000
2011	15.870272	15.222735	-4.08%	341,959
2010	14.351968	15.870272	10.58%	585,294
2009	11.773104	14.351968	21.90%	947,868
2008	17.510466	11.773104	-32.77%	1,154,458
2007	16.834397	17.510466	4.02%	1,287,128
2006	14.996405	16.834397	12.26%	1,255,144
2005	14.290884	14.996405	4.94%	940,447
2004	13.009258	14.290884	9.85%	232,619
2003*	10.000000	13.009258	30.09%	35,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.450525	14.240613	5.87%	139,483
2011	13.447050	13.450525	0.03%	968,717
2010	12.644506	13.447050	6.35%	1,342,873
2009	11.262556	12.644506	12.27%	1,588,408
2008	13.527627	11.262556	-16.74%	1,657,961
2007	13.041070	13.527627	3.73%	1,645,888
2006	12.272756	13.041070	6.26%	611,710
2005	11.984874	12.272756	2.40%	182,908
2004	11.412415	11.984874	5.02%	30,326
2003*	10.000000	11.412415	14.12%	2,024
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.072444	15.170352	16.05%	3,253
2011	13.680001	13.072444	-4.44%	20,890
2010	12.863456	13.680001	6.35%	32,622
2009*	10.000000	12.863456	28.63%	467

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.887711	22.894411	15.12%	320
2011	20.822591	19.887711	-4.49%	1,805
2010	16.835846	20.822591	23.68%	3,144
2009	12.562143	16.835846	34.02%	4,926
2008	20.175812	12.562143	-37.74%	4,629
2007	19.142699	20.175812	5.40%	4,022
2006	17.774527	19.142699	7.70%	4,263
2005	16.178697	17.774527	9.86%	2,747
2004	14.264686	16.178697	13.42%	196
2003*	10.000000	14.264686	42.65%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.721147	9.526205	-2.01%	12,249
2011	9.918980	9.721147	-1.99%	103,626
2010	10.121394	9.918980	-2.00%	129,956
2009	10.323619	10.121394	-1.96%	146,286
2008	10.322317	10.323619	0.01%	116,749
2007	10.052363	10.322317	2.69%	377,679
2006	9.812418	10.052363	2.45%	186,398
2005	9.751932	9.812418	0.62%	35,343
2004	9.870861	9.751932	-1.20%	45
2003*	10.000000	9.870861	-1.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.264856	14.591290	10.00%	143
2011	12.823431	13.264856	3.44%	10,504
2010	11.832311	12.823431	8.38%	10,666
2009	9.707104	11.832311	21.89%	6,419
2008	11.976073	9.707104	-18.95%	7,722
2007	11.681535	11.976073	2.52%	9,024
2006	11.369198	11.681535	2.75%	0
2005	11.353070	11.369198	0.14%	0
2004	10.874234	11.353070	4.40%	0
2003*	10.000000	10.874234	8.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.961507	9.012807	13.20%	35,300
2011	8.988754	7.961507	-11.43%	217,687
2010	8.059411	8.988754	11.53%	485,716
2009	6.042180	8.059411	33.39%	844,881
2008*	10.000000	6.042180	-39.58%	787,089

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0
2005	16.128964	17.670393	9.56%	0
2004	13.715059	16.128964	17.60%	0
2003*	10.000000	13.715059	37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.559930	9.809898	14.60%	1,938
2011	10.447829	8.559930	-18.07%	3,184
2010	10.071641	10.447829	3.74%	6,070
2009	7.936587	10.071641	26.90%	7,090
2008	15.124590	7.936587	-47.53%	299,145
2007	15.029456	15.124590	0.63%	394,632
2006	12.528177	15.029456	19.97%	233,192
2005	11.433814	12.528177	9.57%	15,018
2004*	10.000000	11.433814	14.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.528738	9.706761	13.81%	13,202
2011	8.993135	8.528738	-5.16%	111,460
2010	7.954801	8.993135	13.05%	261,396
2009	6.275218	7.954801	26.77%	481,036
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.952786	9.164345	15.23%	579
2011	8.641256	7.952786	-7.97%	748
2010	7.820676	8.641256	10.49%	1,515
2009	6.263383	7.820676	24.86%	1,612
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.915007	10.015678	12.35%	16,649
2011	9.520352	8.915007	-6.36%	125,018
2010	7.681338	9.520352	23.94%	317,124
2009	6.185976	7.681338	24.17%	411,710
2008*	10.000000	6.185976	-38.14%	377,394
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.567551	10.908304	14.01%	18,997
2011	9.994435	9.567551	-4.27%	135,800
2010	8.524647	9.994435	17.24%	279,742
2009	6.667167	8.524647	27.86%	376,847
2008*	10.000000	6.667167	-33.33%	605,783

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	0
2005	15.191147	16.039936	5.59%	0
2004	13.697399	15.191147	10.91%	0
2003*	10.000000	13.697399	36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
2005	19.100756	19.240517	0.73%	0
2004	16.659014	19.100756	14.66%	0
2003*	10.000000	16.659014	66.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	40
2010	16.239254	19.890197	22.48%	687
2009	12.326649	16.239254	31.74%	716
2008	20.404982	12.326649	-39.59%	85,007
2007	20.436580	20.404982	-0.15%	82,151
2006	18.659637	20.436580	9.52%	81,222
2005	16.998385	18.659637	9.77%	3,798
2004	14.602274	16.998385	16.41%	0
2003*	10.000000	14.602274	46.02%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.302572	14.841038	11.57%	19,646
2011	13.522357	13.302572	-1.63%	159,424
2010	12.186641	13.522357	10.96%	409,599
2009	9.904190	12.186641	23.05%	601,393
2008	17.309446	9.904190	-42.78%	734,525
2007	16.372298	17.309446	5.72%	678,459
2006	14.731332	16.372298	11.14%	517,727
2005	14.042516	14.731332	4.91%	24,897
2004	13.081852	14.042516	7.34%	0
2003*	10.000000	13.081852	30.82%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.261206	10.409778	1.45%	656
2011	10.335882	10.261206	-0.72%	1,232
2010	10.297627	10.335882	0.37%	5,758
2009	9.810294	10.297627	4.97%	6,130
2008*	10.000000	9.810294	-1.90%	1,330
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.502750	13.477526	17.17%	27,184
2011	13.402685	11.502750	-14.18%	168,726
2010	12.859919	13.402685	4.22%	357,165
2009*	10.000000	12.859919	28.60%	568,137
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.085278	11.709509	16.10%	0
2011	11.738379	10.085278	-14.08%	0
2010	9.816558	11.738379	19.58%	0
2009	7.446883	9.816558	31.82%	0
2008	14.187486	7.446883	-47.51%	353
2007	14.027901	14.187486	1.14%	510,210
2006	11.594091	14.027901	20.99%	403,162
2005*	10.000000	11.594091	15.94%	17,334
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.855025	10.102178	2.51%	14,704
2011	10.026637	9.855025	-1.71%	205,152
2010	9.717674	10.026637	3.18%	520,898
2009	8.749863	9.717674	11.06%	758,456
2008	10.313447	8.749863	-15.16%	1,243,578
2007	10.045719	10.313447	2.67%	1,379,539
2006	9.836823	10.045719	2.12%	848,104
2005	9.894218	9.836823	-0.58%	0
2004	10.018073	9.894218	-1.24%	0
2003*	10.000000	10.018073	0.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.297587	13.114125	6.64%	0
2011	12.682542	12.297587	-3.04%	0
2010	10.819322	12.682542	17.22%	0
2009	8.993716	10.819322	20.30%	67
2008	15.162984	8.993716	-40.69%	107
2007	15.394913	15.162984	-1.51%	102
2006	14.924447	15.394913	3.15%	0
2005	14.799321	14.924447	0.85%	0
2004	13.498105	14.799321	9.64%	0
2003*	10.000000	13.498105	34.98%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.579585	15.856000	8.75%	2,630
2011	15.349366	14.579585	-5.02%	4,318
2010	12.748631	15.349366	20.40%	4,318
2009	9.898182	12.748631	28.80%	4,318
2008	16.679488	9.898182	-40.66%	4,318
2007	15.817494	16.679488	5.45%	831,336
2006	14.194362	15.817494	11.44%	615,635
2005	13.553780	14.194362	4.73%	30,672
2004	12.209006	13.553780	11.01%	0
2003*	10.000000	12.209006	22.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.463084	14.772635	18.53%	0
2011	13.897281	12.463084	-10.32%	0
2010	12.259793	13.897281	13.36%	0
2009	8.975445	12.259793	36.59%	0
2008	15.353730	8.975445	-41.54%	0
2007	14.773726	15.353730	3.93%	0
2006	12.840264	14.773726	15.06%	0
2005	11.487770	12.840264	11.77%	0
2004*	10.000000	11.487770	14.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
2008	23.467650	13.722341	-41.53%	0
2007	22.576320	23.467650	3.95%	0
2006	19.627656	22.576320	15.02%	0
2005	17.558275	19.627656	11.79%	0
2004	15.071262	17.558275	16.50%	0
2003*	10.000000	15.071262	50.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.138757	1.39%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.896643	15.879991	14.27%	20,611
2011	14.224403	13.896643	-2.30%	157,417
2010	12.531309	14.224403	13.51%	395,560
2009	9.990364	12.531309	25.43%	571,177
2008	16.610661	9.990364	-39.86%	648,274
2007	16.275822	16.610661	2.06%	652,365
2006	14.471295	16.275822	12.47%	539,338
2005	13.964102	14.471295	3.63%	30,789
2004	13.055094	13.964102	6.96%	2,814
2003*	10.000000	13.055094	30.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	727
2010	16.721060	20.165129	20.60%	928
2009	12.464953	16.721060	34.14%	1,489
2008	20.517229	12.464953	-39.25%	158,972
2007	21.233889	20.517229	-3.38%	115,183
2006	18.896219	21.233889	12.37%	80,171
2005	17.573405	18.896219	7.53%	3,747
2004	15.046104	17.573405	16.80%	0
2003*	10.000000	15.046104	50.46%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.121145	11.524803	3.63%	16,970
2011	11.234258	11.121145	-1.01%	94,967
2010	10.898362	11.234258	3.08%	207,625
2009*	10.000000	10.898362	8.98%	275,344
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.956927	10.684266	7.30%	9,072
2011*	10.000000	9.956927	-0.43%	8,055

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
2005	13.348624	13.766406	3.13%	0
2004	12.258826	13.348624	8.89%	0
2003*	10.000000	12.258826	22.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
2005	14.379043	15.811219	9.96%	0
2004	12.627350	14.379043	13.87%	0
2003*	10.000000	12.627350	26.27%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
2005	12.038057	12.469622	3.59%	0
2004	11.695132	12.038057	2.93%	0
2003*	10.000000	11.695132	16.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	327
2010	10.307072	10.793736	4.72%	886
2009	9.615416	10.307072	7.19%	1,555
2008	10.957326	9.615416	-12.25%	781,203
2007	10.627583	10.957326	3.10%	910,642
2006	10.471001	10.627583	1.50%	550,793
2005	10.279707	10.471001	1.86%	26,322
2004	10.078970	10.279707	1.99%	1,055
2003*	10.000000	10.078970	0.79%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
2005	13.507234	14.844367	9.90%	0
2004	12.520883	13.507234	7.88%	0
2003*	10.000000	12.520883	25.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.689733	-3.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.594282	-4.06%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.924284	13.587515	13.95%	0
2011	13.058734	11.924284	-8.69%	0
2010	11.860901	13.058734	10.10%	0
2009	9.525286	11.860901	24.52%	0
2008	15.643885	9.525286	-39.11%	0
2007	14.519838	15.643885	7.74%	0
2006	13.032352	14.519838	11.41%	0
2005	12.228023	13.032352	6.58%	167
2004	11.377761	12.228023	7.47%	168
2003*	10.000000	11.377761	13.78%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.076423	12.269210	10.77%	0
2011	10.613629	11.076423	4.36%	0
2010	9.559643	10.613629	11.03%	0
2009	8.448960	9.559643	13.15%	0
2008	12.162690	8.448960	-30.53%	0
2007	11.536003	12.162690	5.43%	0
2006	10.496532	11.536003	9.90%	0
2005	10.201358	10.496532	2.89%	0
2004*	10.000000	10.201358	2.01%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.639067	13.731482	17.98%	0
2011	12.572828	11.639067	-7.43%	0
2010*	10.000000	12.572828	25.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	4,030
2010	12.779480	15.877167	24.24%	3,964
2009	8.542947	12.779480	49.59%	0
2008	14.882508	8.542947	-42.60%	0
2007	13.344867	14.882508	11.52%	0
2006	11.092550	13.344867	20.30%	0
2005	10.653226	11.092550	4.12%	0
2004*	10.000000	10.653226	6.53%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	13.015430	13.532159	3.97%	0
2011	12.261103	13.015430	6.15%	0
2010	11.688521	12.261103	4.90%	0
2009	10.649702	11.688521	9.75%	0
2008	10.613310	10.649702	0.34%	0
2007	10.199614	10.613310	4.06%	0
2006	10.024614	10.199614	1.75%	0
2005	10.038165	10.024614	-0.13%	0
2004*	10.000000	10.038165	0.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
2007	17.405833	17.875638	2.70%	1,831
2006	15.189296	17.405833	14.59%	1,831
2005	14.824901	15.189296	2.46%	1,831
2004	13.608022	14.824901	8.94%	3,180
2003*	10.000000	13.608022	36.08%	3,181
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
2005	17.154343	17.918036	4.45%	0
2004	14.707841	17.154343	16.63%	0
2003*	10.000000	14.707841	47.08%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.102724	1.03%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.349261	14.040648	5.18%	277
2011	12.195460	13.349261	9.46%	1,901
2010	11.844314	12.195460	2.96%	6,553
2009	10.971485	11.844314	7.96%	2,009
2008	11.381929	10.971485	-3.61%	1,249
2007	10.613767	11.381929	7.24%	1,642
2006	10.665985	10.613767	-0.49%	2,029
2005	10.721060	10.665985	-0.51%	1,923
2004	10.344356	10.721060	3.64%	983
2003*	10.000000	10.344356	3.44%	295
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	459
2009	10.782118	12.438155	15.36%	482
2008	16.865337	10.782118	-36.07%	508
2007	17.295269	16.865337	-2.49%	532
2006	15.114823	17.295269	14.43%	556
2005	14.763325	15.114823	2.38%	579
2004	13.388693	14.763325	10.27%	821
2003*	10.000000	13.388693	33.89%	219
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	2,051
2009	9.280914	11.799886	27.14%	2,161
2008	12.551742	9.280914	-26.06%	2,265
2007	13.134493	12.551742	-4.44%	2,932
2006	11.152811	13.134493	17.77%	3,065
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	6,562
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.925196	22.587974	13.36%	964
2011	20.227547	19.925196	-1.49%	1,061
2010	16.411804	20.227547	23.25%	1,223
2009	13.401442	16.411804	22.46%	333
2008	19.804932	13.401442	-32.33%	316
2007	20.355099	19.804932	-2.70%	308
2006	18.162532	20.355099	12.07%	528
2005	17.290778	18.162532	5.04%	545
2004	14.482926	17.290778	19.39%	0
2003*	10.000000	14.482926	44.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	8,932
2010	12.866647	14.435165	12.19%	11,773
2009	10.421639	12.866647	23.46%	11,778
2008	16.975537	10.421639	-38.61%	11,755
2007	16.508747	16.975537	2.83%	12,707
2006	14.628794	16.508747	12.85%	13,625
2005	14.300041	14.628794	2.30%	13,706
2004	13.229679	14.300041	8.09%	3,921
2003*	10.000000	13.229679	32.30%	959
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	0
2007	15.019248	15.717602	4.65%	0
2006	13.194185	15.019248	13.83%	0
2005	12.936823	13.194185	1.99%	0
2004	12.603055	12.936823	2.65%	0
2003*	10.000000	12.603055	26.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0
2005	14.911623	15.418441	3.40%	0
2004	13.709405	14.911623	8.77%	0
2003*	10.000000	13.709405	37.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
2005	13.526220	13.474333	-0.38%	0
2004	12.892635	13.526220	4.91%	46
2003*	10.000000	12.892635	28.93%	91

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	310
2009	9.687723	11.401817	17.69%	268
2008	10.698526	9.687723	-9.45%	363
2007	10.389604	10.698526	2.97%	386
2006	10.206382	10.389604	1.80%	744
2005	10.317582	10.206382	-1.08%	751
2004	10.195062	10.317582	1.20%	0
2003*	10.000000	10.195062	1.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	1,172
2010	14.021066	16.364877	16.72%	2,877
2009	9.699975	14.021066	44.55%	2,717
2008	21.720703	9.699975	-55.34%	2,124
2007	15.227511	21.720703	42.64%	1,011
2006	13.330408	15.227511	14.23%	1,056
2005*	10.000000	13.330408	33.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	203
2010	12.761021	14.364228	12.56%	1,469
2009	10.030605	12.761021	27.22%	9,868
2008	17.907811	10.030605	-43.99%	10,202
2007	18.054937	17.907811	-0.81%	13,886
2006	15.368821	18.054937	17.48%	15,335
2005	14.861653	15.368821	3.41%	15,586
2004	13.640353	14.861653	8.95%	14,107
2003*	10.000000	13.640353	36.40%	11,662
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	2,810
2008	18.630533	9.614980	-48.39%	2,903
2007	15.018540	18.630533	24.05%	3,606
2006	14.386490	15.018540	4.39%	3,692
2005	13.920691	14.386490	3.35%	3,774
2004	13.781718	13.920691	1.01%	4
2003*	10.000000	13.781718	37.82%	611
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.828449	13.268945	3.43%	6,933
2011	12.235391	12.828449	4.85%	32,663
2010	11.614755	12.235391	5.34%	41,278
2009	10.269217	11.614755	13.10%	40,853
2008	10.860076	10.269217	-5.44%	14,986
2007	10.653482	10.860076	1.94%	17,383
2006	10.443820	10.653482	2.01%	8,020
2005	10.463537	10.443820	-0.19%	8,027
2004	10.252933	10.463537	2.05%	48
2003*	10.000000	10.252933	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.303535	25.026513	12.21%	273
2011	25.541510	22.303535	-12.68%	752
2010	20.280943	25.541510	25.94%	5,402
2009	14.815738	20.280943	36.89%	9,763
2008	25.046511	14.815738	-40.85%	10,326
2007	22.172632	25.046511	12.96%	9,858
2006	20.137717	22.172632	10.10%	12,371
2005	17.419498	20.137717	15.60%	12,842
2004	14.266319	17.419498	22.10%	8,181
2003*	10.000000	14.266319	42.66%	3,938

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
2005	16.339193	19.011494	16.36%	0
2004	14.721125	16.339193	10.99%	0
2003*	10.000000	14.721125	47.21%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.256482	12.100155	17.98%	0
2011	12.675044	10.256482	-19.08%	0
2010	11.469080	12.675044	10.51%	928
2009	9.278251	11.469080	23.61%	928
2008	16.899403	9.278251	-45.10%	928
2007	14.740282	16.899403	14.65%	928
2006	12.772696	14.740282	15.40%	939
2005	10.981123	12.772696	16.32%	863
2004*	10.000000	10.981123	9.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	2,909
2009	10.371849	15.965456	53.93%	3,025
2008	21.738230	10.371849	-52.29%	3,304
2007	21.050300	21.738230	3.27%	2,988
2006	18.524206	21.050300	13.64%	3,492
2005	18.462717	18.524206	0.33%	3,582
2004	16.557596	18.462717	11.51%	3,925
2003*	10.000000	16.557596	65.58%	1,003
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	3,184
2009	7.746080	10.288120	32.82%	3,184
2008	11.242463	7.746080	-31.10%	3,184
2007	11.063397	11.242463	1.62%	3,184
2006*	10.000000	11.063397	10.63%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.903977	17.440515	9.66%	449
2011	15.317214	15.903977	3.83%	638
2010	12.961698	15.317214	18.17%	2,011
2009	11.277073	12.961698	14.94%	5,442
2008	15.793448	11.277073	-28.60%	5,469
2007	16.571233	15.793448	-4.69%	6,844
2006	14.443825	16.571233	14.73%	7,752
2005	14.256750	14.443825	1.31%	20,784
2004	13.112843	14.256750	8.72%	14,292
2003*	10.000000	13.112843	31.13%	3,281
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.927081	23.106579	15.96%	1,401
2011	21.138214	19.927081	-5.73%	2,335
2010	16.830295	21.138214	25.60%	2,783
2009	13.303765	16.830295	26.51%	9,638
2008	20.277923	13.303765	-34.39%	7,896
2007	21.209528	20.277923	-4.39%	6,923
2006	18.509091	21.209528	14.59%	7,480
2005	17.372271	18.509091	6.54%	7,859
2004	14.332287	17.372271	21.21%	4,632
2003*	10.000000	14.332287	43.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.862752	16.472627	10.83%	0
2011	18.033354	14.862752	-17.58%	0
2010	15.666580	18.033354	15.11%	1,040
2009	9.264846	15.666580	69.10%	1,096
2008	19.986509	9.264846	-53.64%	2,258
2007	15.856537	19.986509	26.05%	2,581
2006	12.629924	15.856537	25.55%	2,698
2005*	10.000000	12.629924	26.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
2005	15.901138	17.160035	7.92%	0
2004	13.696109	15.901138	16.10%	0
2003*	10.000000	13.696109	36.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.130513	14.055969	15.87%	0
2011	13.864631	12.130513	-12.51%	339
2010	13.056913	13.864631	6.19%	2,926
2009	9.716040	13.056913	34.39%	5,790
2008	16.641751	9.716040	-41.62%	13,175
2007	14.718460	16.641751	13.07%	12,050
2006	12.370668	14.718460	18.98%	6,313
2005	11.466910	12.370668	7.88%	6,714
2004*	10.000000	11.466910	14.67%	1,315
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.419922	17.377782	12.70%	0
2011	15.873629	15.419922	-2.86%	0
2010	14.168344	15.873629	12.04%	6,706
2009	12.187430	14.168344	16.25%	7,066
2008	11.715354	12.187430	4.03%	5,752
2007	10.773268	11.715354	8.74%	0
2006	9.746350	10.773268	10.54%	0
2005*	10.000000	9.746350	-2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.171094	1.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.924311	9.967774	11.69%	0
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.908194	-0.92%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	0
2006	12.835888	13.883000	8.16%	0
2005	12.171323	12.835888	5.46%	52
2004	11.474432	12.171323	6.07%	1,235
2003*	10.000000	11.474432	14.74%	3,509
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
2008	22.604261	12.329659	-45.45%	0
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	0
2005	14.333356	15.803415	10.26%	0
2004	12.404395	14.333356	15.55%	0
2003*	10.000000	12.404395	24.04%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.908916	-0.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	0
2005	16.658394	21.530106	29.24%	0
2004	14.329271	16.658394	16.25%	0
2003*	10.000000	14.329271	43.29%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.212263	16.242599	14.29%	0
2011	14.455594	14.212263	-1.68%	0
2010	13.158892	14.455594	9.85%	3,168
2009	9.658288	13.158892	36.24%	9,865
2008	15.647124	9.658288	-38.27%	10,228
2007	14.389907	15.647124	8.74%	10,621
2006	13.690268	14.389907	5.11%	12,272
2005	13.409185	13.690268	2.10%	12,772
2004	12.561188	13.409185	6.75%	12,113
2003*	10.000000	12.561188	25.61%	10,516
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.977548	18.134765	13.50%	4,504
2011	16.387708	15.977548	-2.50%	4,705
2010	15.043167	16.387708	8.94%	4,938
2009	12.542134	15.043167	19.94%	11,040
2008	19.038918	12.542134	-34.12%	6,256
2007	18.067550	19.038918	5.38%	6,438
2006	15.305948	18.067550	18.04%	6,915
2005	14.676237	15.305948	4.29%	7,126
2004	13.048782	14.676237	12.47%	6,390
2003*	10.000000	13.048782	30.49%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	6,049
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	8,737
2010	9.000512	9.875579	9.72%	13,899
2009	7.445547	9.000512	20.88%	12,050
2008	10.824700	7.445547	-31.22%	7,116
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	1,873
2009	7.199342	9.985564	38.70%	1,873
2008	11.978384	7.199342	-39.90%	1,873
2007	10.694225	11.978384	12.01%	1,873
2006*	10.000000	10.694225	6.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	5,139
2009	6.121705	8.321680	35.94%	5,415
2008	11.203628	6.121705	-45.36%	6,254
2007	10.223017	11.203628	9.59%	627
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	104
2010	14.173966	15.709798	10.84%	162
2009	9.911311	14.173966	43.01%	228
2008	14.051996	9.911311	-29.47%	228
2007	13.911607	14.051996	1.01%	228
2006	12.840388	13.911607	8.34%	405
2005	12.803603	12.840388	0.29%	405
2004	11.872754	12.803603	7.84%	0
2003*	10.000000	11.872754	18.73%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	0
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	3,773
2009	8.015516	11.469253	43.09%	3,975
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.264017	16.509610	15.74%	1,883
2011	14.942924	14.264017	-4.54%	1,883
2010	13.214377	14.942924	13.08%	1,883
2009	10.517723	13.214377	25.64%	553
2008	17.104463	10.517723	-38.51%	515
2007	17.931895	17.104463	-4.61%	5,249
2006	15.841252	17.931895	13.20%	0
2005	15.557110	15.841252	1.83%	0
2004	13.564975	15.557110	14.69%	0
2003*	10.000000	13.564975	35.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	8,074
2011	9.479541	8.982352	-5.24%	8,074
2010	7.832337	9.479541	21.03%	8,074
2009	6.091458	7.832337	28.58%	10,988
2008*	10.000000	6.091458	-39.09%	11,586

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	29,044
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	9,117
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	4,654
2011	10.887822	11.330575	4.07%	4,654
2010	10.410060	10.887822	4.59%	4,654
2009	9.787083	10.410060	6.37%	4,581
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0
2005	19.599967	25.406901	29.63%	0
2004	16.614545	19.599967	17.97%	0
2003*	10.000000	16.614545	66.15%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	0
2011	21.646792	16.413292	-24.18%	0
2010	19.069526	21.646792	13.52%	0
2009	11.937394	19.069526	59.75%	0
2008	28.924923	11.937394	-58.73%	0
2007	20.304691	28.924923	42.45%	0
2006	15.179352	20.304691	33.77%	0
2005	11.696090	15.179352	29.78%	0
2004*	10.000000	11.696090	16.96%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.459214	12.576205	0.94%	4,944
2011	11.858848	12.459214	5.06%	4,944
2010	11.554510	11.858848	2.63%	10,258
2009	11.487475	11.554510	0.58%	7,124
2008	10.887396	11.487475	5.51%	13,991
2007	10.373859	10.887396	4.95%	19,998
2006	10.247946	10.373859	1.23%	12,025
2005	10.131190	10.247946	1.15%	10,649
2004	10.016466	10.131190	1.15%	5,718
2003*	10.000000	10.016466	0.16%	793

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	3,733
2009	5.432161	6.887836	26.80%	3,934
2008*	10.000000	5.432161	-45.68%	4,123
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.618402	17.730313	13.52%	10,644
2011	16.597157	15.618402	-5.90%	18,567
2010	14.781833	16.597157	12.28%	25,718
2009	11.863639	14.781833	24.60%	29,559
2008	19.178354	11.863639	-38.14%	38,375
2007	18.480800	19.178354	3.77%	40,264
2006	16.143361	18.480800	14.48%	47,734
2005	15.269138	16.143361	5.73%	49,523
2004	13.671080	15.269138	11.69%	44,360
2003*	10.000000	13.671080	36.71%	9,296
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	3,013
2010	11.710874	12.146789	3.72%	3,015
2009	10.960275	11.710874	6.85%	4,294
2008	11.906822	10.960275	-7.95%	6,014
2007	11.536569	11.906822	3.21%	6,019
2006	11.093530	11.536569	3.99%	6,024
2005	10.962542	11.093530	1.19%	20,529
2004	10.694430	10.962542	2.51%	16,084
2003*	10.000000	10.694430	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.202895	15.415135	8.54%	18,917
2011	14.505369	14.202895	-2.09%	22,746
2010	13.351629	14.505369	8.64%	81,626
2009	11.441639	13.351629	16.69%	129,317
2008	15.209225	11.441639	-24.77%	142,110
2007	14.697465	15.209225	3.48%	149,035
2006	13.474435	14.697465	9.08%	172,824
2005	13.057801	13.474435	3.19%	194,304
2004	12.170466	13.057801	7.29%	201,207
2003*	10.000000	12.170466	21.70%	56,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.153935	16.884961	11.42%	10,763
2011	15.806595	15.153935	-4.13%	31,430
2010	14.301683	15.806595	10.52%	71,251
2009	11.737844	14.301683	21.84%	100,353
2008	17.466945	11.737844	-32.80%	111,980
2007	16.801179	17.466945	3.96%	122,657
2006	14.974431	16.801179	12.20%	160,889
2005	14.277204	14.974431	4.88%	171,471
2004	13.003440	14.277204	9.80%	153,986
2003*	10.000000	13.003440	30.03%	24,900
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	48,075
2010	12.600211	13.393125	6.29%	80,225
2009	11.228823	12.600211	12.21%	87,549
2008	13.494008	11.228823	-16.79%	90,821
2007	13.015336	13.494008	3.68%	97,439
2006	12.254779	13.015336	6.21%	101,424
2005	11.973403	12.254779	2.35%	94,904
2004	11.407324	11.973403	4.96%	21,880
2003*	10.000000	11.407324	14.07%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	1,719
2010	12.859078	13.668384	6.29%	16,184
2009*	10.000000	12.859078	28.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	211
2009	12.524529	16.776873	33.95%	240
2008	20.125702	12.524529	-37.77%	204
2007	19.104962	20.125702	5.34%	198
2006	17.748516	19.104962	7.64%	458
2005	16.163229	17.748516	9.81%	552
2004	14.258318	16.163229	13.36%	0
2003*	10.000000	14.258318	42.58%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	7,378
2010	10.085748	9.879005	-2.05%	24,074
2009	10.292513	10.085748	-2.01%	24,153
2008	10.296468	10.292513	-0.04%	24,154
2007	10.032335	10.296468	2.63%	24,155
2006	9.797849	10.032335	2.39%	24,157
2005	9.742408	9.797849	0.57%	24,158
2004	9.866252	9.742408	-1.26%	27,078
2003*	10.000000	9.866252	-1.34%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	9,670
2009	9.678036	11.790877	21.83%	10,166
2008	11.946313	9.678036	-18.99%	6,963
2007	11.658490	11.946313	2.47%	10,012
2006	11.352549	11.658490	2.69%	10,451
2005	11.342216	11.352549	0.09%	645
2004	10.869371	11.342216	4.35%	585
2003*	10.000000	10.869371	8.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.946615	8.991347	13.15%	9,121
2011	8.976518	7.946615	-11.47%	9,121
2010	8.052542	8.976518	11.47%	9,121
2009	6.040119	8.052542	33.32%	9,991
2008*	10.000000	6.040119	-39.60%	10,453

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
2004	13.710396	16.115262	17.54%	0
2003*	10.000000	13.710396	37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	0
2011	10.412351	8.526504	-18.11%	142
2010	10.042568	10.412351	3.68%	221
2009	7.917718	10.042568	26.84%	311
2008	15.096355	7.917718	-47.55%	3,550
2007	15.009110	15.096355	0.58%	5,816
2006	12.517575	15.009110	19.90%	1,794
2005	11.429957	12.517575	9.52%	1,794
2004*	10.000000	11.429957	14.30%	1,483
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	3,836
2011	8.980902	8.512790	-5.21%	7,834
2010	7.948024	8.980902	13.00%	10,011
2009	6.273070	7.948024	26.70%	7,225
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	748
2011	8.629506	7.937921	-8.01%	748
2010	7.814020	8.629506	10.44%	4,965
2009	6.261242	7.814020	24.80%	4,965
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	4,111
2011	9.507383	8.898342	-6.41%	4,111
2010	7.674790	9.507383	23.88%	4,111
2009	6.183862	7.674790	24.11%	4,830
2008*	10.000000	6.183862	-38.16%	3,828
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	5,678
2011	9.980860	9.549696	-4.32%	5,678
2010	8.517404	9.980860	17.18%	5,678
2009	6.664890	8.517404	27.80%	6,601
2008*	10.000000	6.664890	-33.35%	7,855

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0
2007	16.157321	17.327684	7.24%	0
2006	16.016489	16.157321	0.88%	0
2005	15.176647	16.016489	5.53%	0
2004	13.691297	15.176647	10.85%	0
2003*	10.000000	13.691297	36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	849
2009	13.276762	16.367565	23.28%	849
2008	20.022505	13.276762	-33.69%	849
2007	22.037087	20.022505	-9.14%	2,233
2006	19.212316	22.037087	14.70%	2,305
2005	19.082471	19.212316	0.68%	1,013
2004	16.651575	19.082471	14.60%	1,038
2003*	10.000000	16.651575	66.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	2,282
2009	12.289743	16.182369	31.67%	2,355
2008	20.354304	12.289743	-39.62%	3,411
2007	20.396289	20.354304	-0.21%	3,815
2006	18.632321	20.396289	9.47%	4,106
2005	16.982135	18.632321	9.72%	8,731
2004	14.595763	16.982135	16.35%	5,772
2003*	10.000000	14.595763	45.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.242415	14.766366	11.51%	6,223
2011	13.468070	13.242415	-1.68%	6,223
2010	12.143921	13.468070	10.90%	6,223
2009	9.874518	12.143921	22.98%	8,376
2008	17.266434	9.874518	-42.81%	9,259
2007	16.339996	17.266434	5.67%	7,901
2006	14.709754	16.339996	11.08%	0
2005	14.029076	14.709754	4.85%	0
2004	13.076000	14.029076	7.29%	0
2003*	10.000000	13.076000	30.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	273
2010	7.102175	9.031330	27.16%	2,329
2009	5.555654	7.102175	27.84%	8,564
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	5,910
2011	13.391270	11.487094	-14.22%	5,910
2010	12.855533	13.391270	4.17%	5,910
2009*	10.000000	12.855533	28.56%	8,444
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.051029	11.663772	16.05%	0
2011	11.704485	10.051029	-14.13%	0
2010	9.793202	11.704485	19.52%	0
2009	7.432955	9.793202	31.75%	0
2008	14.168204	7.432955	-47.54%	0
2007	14.016019	14.168204	1.09%	6,423
2006	11.590165	14.016019	20.93%	0
2005*	10.000000	11.590165	15.90%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	3,216
2009	8.723651	9.683630	11.00%	5,069
2008	10.287811	8.723651	-15.20%	9,083
2007	10.025895	10.287811	2.61%	10,749
2006	9.822401	10.025895	2.07%	4,105
2005	9.884739	9.822401	-0.63%	232
2004	10.013601	9.884739	-1.29%	0
2003*	10.000000	10.013601	0.14%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.241974	13.048146	6.59%	0
2011	12.631632	12.241974	-3.08%	0
2010	10.781398	12.631632	17.16%	0
2009	8.966769	10.781398	20.24%	0
2008	15.125283	8.966769	-40.72%	0
2007	15.364529	15.125283	-1.56%	0
2006	14.902574	15.364529	3.10%	0
2005	14.785157	14.902574	0.79%	0
2004	13.492076	14.785157	9.58%	0
2003*	10.000000	13.492076	34.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	6,559
2007	15.787973	16.639823	5.40%	15,850
2006	14.175083	15.787973	11.38%	6,559
2005	13.542257	14.175083	4.67%	6,559
2004	12.204855	13.542257	10.96%	6,584
2003*	10.000000	12.204855	22.05%	48
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.414476	14.707503	18.47%	0
2011	13.850131	12.414476	-10.37%	237
2010	12.224418	13.850131	13.30%	369
2009	8.954115	12.224418	36.52%	519
2008	15.325079	8.954115	-41.57%	519
2007	14.753720	15.325079	3.87%	519
2006	12.829390	14.753720	15.00%	1,193
2005	11.483888	12.829390	11.72%	16,799
2004*	10.000000	11.483888	14.84%	9,020
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
2005	17.541465	19.598892	11.73%	0
2004	15.064518	17.541465	16.44%	0
2003*	10.000000	15.064518	50.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.137827	1.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.833864	15.800170	14.21%	5,918
2011	14.167352	13.833864	-2.35%	5,918
2010	12.487411	14.167352	13.45%	9,963
2009	9.960457	12.487411	25.37%	11,569
2008	16.569401	9.960457	-39.89%	11,360
2007	16.243720	16.569401	2.00%	11,074
2006	14.450104	16.243720	12.41%	4,368
2005	13.950757	14.450104	3.58%	4,409
2004	13.049268	13.950757	6.91%	4,290
2003*	10.000000	13.049268	30.49%	268
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	222
2010	16.662466	20.084220	20.54%	275
2009	12.427622	16.662466	34.08%	281
2008	20.466250	12.427622	-39.28%	2,722
2007	21.192011	20.466250	-3.42%	1,746
2006	18.868546	21.192011	12.31%	455
2005	17.556599	18.868546	7.47%	455
2004	15.039396	17.556599	16.74%	0
2003*	10.000000	15.039396	50.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	3,057
2011	11.224697	11.106030	-1.06%	3,057
2010	10.894646	11.224697	3.03%	3,057
2009*	10.000000	10.894646	8.95%	3,093
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
2004	12.254650	13.337274	8.83%	0
2003*	10.000000	12.254650	22.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
2005	14.366828	15.789756	9.90%	0
2004	12.623059	14.366828	13.81%	0
2003*	10.000000	12.623059	26.23%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	130
2005	12.027836	12.452706	3.53%	130
2004	11.691158	12.027836	2.88%	0
2003*	10.000000	11.691158	16.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	346
2009	9.587654	10.272077	7.14%	274
2008	10.931263	9.587654	-12.29%	6,193
2007	10.607728	10.931263	3.05%	8,355
2006	10.456755	10.607728	1.44%	513
2005	10.270946	10.456755	1.81%	1,420
2004	10.075530	10.270946	1.94%	891
2003*	10.000000	10.075530	0.76%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
2005	13.493469	14.821686	9.84%	0
2004	12.514501	13.493469	7.82%	0
2003*	10.000000	12.514501	25.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.686419	-3.14%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.873421	13.522643	13.89%	0
2011	13.009656	11.873421	-8.73%	0
2010	11.822353	13.009656	10.04%	0
2009	9.499169	11.822353	24.46%	0
2008	15.608988	9.499169	-39.14%	0
2007	14.494886	15.608988	7.69%	0
2006	13.016572	14.494886	11.36%	0
2005	12.219425	13.016572	6.52%	0
2004	11.375569	12.219425	7.42%	0
2003*	10.000000	11.375569	13.76%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	11.036253	12.218469	10.71%	0
2011	10.580520	11.036253	4.31%	0
2010	9.534664	10.580520	10.97%	0
2009	8.431188	9.534664	13.09%	0
2008	12.143308	8.431188	-30.57%	0
2007	11.523525	12.143308	5.38%	0
2006	10.490516	11.523525	9.85%	0
2005	10.200705	10.490516	2.84%	0
2004*	10.000000	10.200705	2.01%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.630404	13.714254	17.92%	0
2011	12.569882	11.630404	-7.47%	0
2010*	10.000000	12.569882	25.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0
2008	14.858775	8.524956	-42.63%	0
2007	13.330431	14.858775	11.47%	0
2006	11.086201	13.330431	20.24%	0
2005	10.652545	11.086201	4.07%	0
2004*	10.000000	10.652545	6.53%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.968217	13.476169	3.92%	0
2011	12.222840	12.968217	6.10%	0
2010	11.657991	12.222840	4.85%	0
2009	10.627308	11.657991	9.70%	0
2008	10.596398	10.627308	0.29%	0
2007	10.188586	10.596398	4.00%	0
2006	10.018872	10.188586	1.69%	0
2005	10.037520	10.018872	-0.19%	0
2004*	10.000000	10.037520	0.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	0
2006	15.167034	17.371482	14.53%	0
2005	14.810710	15.167034	2.41%	0
2004	13.601946	14.810710	8.89%	0
2003*	10.000000	13.601946	36.02%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
2004	14.701271	17.137935	16.57%	0
2003*	10.000000	14.701271	47.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	2,123
2011	12.145743	13.288066	9.41%	2,166
2010	11.802059	12.145743	2.91%	9,423
2009	10.937930	11.802059	7.90%	10,935
2008	11.352913	10.937930	-3.66%	2,264
2007	10.592145	11.352913	7.18%	361
2006	10.649676	10.592145	-0.54%	372
2005	10.710117	10.649676	-0.56%	383
2004	10.339077	10.710117	3.59%	0
2003*	10.000000	10.339077	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	0
2006	15.092690	17.261152	14.37%	0
2005	14.749211	15.092690	2.33%	0
2004	13.382710	14.749211	10.21%	0
2003*	10.000000	13.382710	33.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	104
2011	13.711769	13.311218	-2.92%	2,027
2010	11.771784	13.711769	16.48%	2,662
2009	9.263543	11.771784	27.08%	3,187
2008	12.534662	9.263543	-26.10%	3,905
2007	13.123367	12.534662	-4.49%	4,596
2006	11.149040	13.123367	17.71%	4,583
2005*	10.000000	11.149040	11.49%	5,225
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	2,253
2011	20.146375	19.835131	-1.54%	3,241
2010	16.354284	20.146375	23.19%	3,433
2009	13.361291	16.354284	22.40%	1,093
2008	19.755702	13.361291	-32.37%	930
2007	20.314945	19.755702	-2.75%	1,009
2006	18.135933	20.314945	12.01%	0
2005	17.274245	18.135933	4.99%	0
2004	14.476466	17.274245	19.33%	0
2003*	10.000000	14.476466	44.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	1,898
2011	14.377214	14.303996	-0.51%	7,425
2010	12.821532	14.377214	12.13%	7,425
2009	10.390411	12.821532	23.40%	5,822
2008	16.933338	10.390411	-38.64%	8,052
2007	16.476163	16.933338	2.77%	9,915
2006	14.607347	16.476163	12.79%	9,469
2005	14.286350	14.607347	2.25%	9,155
2004	13.223766	14.286350	8.04%	0
2003*	10.000000	13.223766	32.24%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	1,438
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	264
2008	15.678515	10.786840	-31.20%	267
2007	14.989587	15.678515	4.60%	268
2006	13.174846	14.989587	13.77%	269
2005	12.924440	13.174846	1.94%	271
2004	12.597418	12.924440	2.60%	0
2003*	10.000000	12.597418	25.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0
2005	14.897335	15.395830	3.35%	0
2004	13.703275	14.897335	8.71%	0
2003*	10.000000	13.703275	37.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
2005	13.513275	13.454576	-0.43%	0
2004	12.886877	13.513275	4.86%	0
2003*	10.000000	12.886877	28.87%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	6,103
2007	10.369103	10.671951	2.92%	6,506
2006	10.191431	10.369103	1.74%	6,860
2005	10.307707	10.191431	-1.13%	7,238
2004	10.190502	10.307707	1.15%	0
2003*	10.000000	10.190502	1.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	2,851
2011	11.873459	11.574966	-2.51%	2,856
2010	10.776056	11.873459	10.18%	731
2009	8.879971	10.776056	21.35%	734
2008	12.121398	8.879971	-26.74%	737
2007	11.420894	12.121398	6.13%	740
2006	10.645340	11.420894	7.29%	742
2005*	10.000000	10.645340	6.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	1,918
2010	10.673348	11.946635	11.93%	1,921
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
2007	11.976237	12.891909	7.65%	0
2006	10.950625	11.976237	9.37%	0
2005*	10.000000	10.950625	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	430
2011	11.829935	11.254305	-4.87%	4,386
2010	10.426657	11.829935	13.46%	4,455
2009	8.118923	10.426657	28.42%	8,484
2008	13.413650	8.118923	-39.47%	9,326
2007	12.336072	13.413650	8.74%	9,952
2006	11.157822	12.336072	10.56%	10,572
2005*	10.000000	11.157822	11.58%	10,843
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0
2007	15.214616	21.691185	42.57%	0
2006	13.325902	15.214616	14.17%	0
2005*	10.000000	13.325902	33.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	2,354
2011	14.306539	14.098424	-1.45%	4,525
2010	12.716264	14.306539	12.51%	5,188
2009	10.000530	12.716264	27.16%	5,465
2008	17.863277	10.000530	-44.02%	5,989
2007	18.019294	17.863277	-0.87%	6,982
2006	15.346286	18.019294	17.42%	7,030
2005	14.847432	15.346286	3.36%	7,204
2004	13.634249	14.847432	8.90%	3,188
2003*	10.000000	13.634249	36.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	190
2011	14.562929	14.253099	-2.13%	211
2010	12.009351	14.562929	21.26%	233
2009	9.586162	12.009351	25.28%	5,611
2008	18.584218	9.586162	-48.42%	7,581
2007	14.988895	18.584218	23.99%	9,494
2006	14.365402	14.988895	4.34%	9,629
2005	13.907364	14.365402	3.29%	9,197
2004	13.775565	13.907364	0.96%	8
2003*	10.000000	13.775565	37.76%	4,507
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	21,156
2011	12.186292	12.770479	4.79%	23,725
2010	11.574050	12.186292	5.29%	28,463
2009	10.238451	11.574050	13.04%	42,160
2008	10.833067	10.238451	-5.49%	39,204
2007	10.632447	10.833067	1.89%	41,906
2006	10.428513	10.632447	1.96%	15,958
2005	10.453517	10.428513	-0.24%	4,299
2004	10.248354	10.453517	2.00%	1,214
2003*	10.000000	10.248354	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	3,143
2011	25.439024	22.202713	-12.72%	7,062
2010	20.209885	25.439024	25.87%	6,569
2009	14.771355	20.209885	36.82%	14,090
2008	24.984269	14.771355	-40.88%	15,899
2007	22.128891	24.984269	12.90%	15,673
2006	20.108230	22.128891	10.05%	13,473
2005	17.402840	20.108230	15.55%	13,217
2004	14.259951	17.402840	22.04%	5,693
2003*	10.000000	14.259951	42.60%	4,342

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
2005	16.323571	18.983665	16.30%	0
2004	14.714552	16.323571	10.93%	0
2003*	10.000000	14.714552	47.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	1,063
2011	12.632032	10.216457	-19.12%	2,113
2010	11.435989	12.632032	10.46%	943
2009	9.256215	11.435989	23.55%	938
2008	16.867887	9.256215	-45.13%	1,013
2007	14.720344	16.867887	14.59%	0
2006	12.761915	14.720344	15.35%	0
2005	10.977423	12.761915	16.26%	0
2004*	10.000000	10.977423	9.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	2,679
2010	15.909472	19.678013	23.69%	2,637
2009	10.340763	15.909472	53.85%	5,083
2008	21.684189	10.340763	-52.31%	5,331
2007	21.008749	21.684189	3.22%	4,980
2006	18.497060	21.008749	13.58%	5,032
2005	18.445047	18.497060	0.28%	5,056
2004	16.550196	18.445047	11.45%	3,708
2003*	10.000000	16.550196	65.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	595
2009	7.735514	10.268844	32.75%	595
2008	11.232890	7.735514	-31.14%	596
2007	11.059653	11.232890	1.57%	597
2006*	10.000000	11.059653	10.60%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.832050	17.352749	9.61%	1,641
2011	15.255724	15.832050	3.78%	14,419
2010	12.916245	15.255724	18.11%	15,598
2009	11.243269	12.916245	14.88%	18,582
2008	15.754182	11.243269	-28.63%	22,320
2007	16.538532	15.754182	-4.74%	30,159
2006	14.422662	16.538532	14.67%	30,906
2005	14.243111	14.422662	1.26%	30,318
2004	13.106978	14.243111	8.67%	4,949
2003*	10.000000	13.106978	31.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	3,829
2011	21.053389	19.837005	-5.78%	5,755
2010	16.771307	21.053389	25.53%	5,852
2009	13.263898	16.771307	26.44%	10,835
2008	20.227505	13.263898	-34.43%	218
2007	21.167670	20.227505	-4.44%	188
2006	18.481973	21.167670	14.53%	188
2005	17.355641	18.481973	6.49%	188
2004	14.325876	17.355641	21.15%	0
2003*	10.000000	14.325876	43.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.812271	16.408276	10.77%	0
2011	17.981258	14.812271	-17.62%	0
2010	15.629287	17.981258	15.05%	0
2009	9.247507	15.629287	69.01%	0
2008	19.959312	9.247507	-53.67%	0
2007	15.843098	19.959312	25.98%	0
2006	12.625657	15.843098	25.48%	0
2005*	10.000000	12.625657	26.26%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
2005	15.885923	17.134893	7.86%	0
2004	13.689987	15.885923	16.04%	0
2003*	10.000000	13.689987	36.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.083161	13.993935	15.81%	3,477
2011	13.817559	12.083161	-12.55%	3,573
2010	13.019215	13.817559	6.13%	3,692
2009	9.692944	13.019215	34.32%	3,495
2008	16.610689	9.692944	-41.65%	33,363
2007	14.698535	16.610689	13.01%	23,869
2006	12.360206	14.698535	18.92%	11,334
2005	11.463043	12.360206	7.83%	3,266
2004*	10.000000	11.463043	14.63%	1,546
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
2011	15.827809	15.367574	-2.91%	0
2010	14.134654	15.827809	11.98%	0
2009	12.164656	14.134654	16.19%	0
2008	11.699431	12.164656	3.98%	0
2007	10.764143	11.699431	8.69%	0
2006	9.743053	10.764143	10.48%	0
2005*	10.000000	9.743053	-2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
2011	10.299959	8.919009	-13.41%	0
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	1,551
2010*	10.000000	11.273901	12.74%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.592755	-4.07%	1,747
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.686824	-3.13%	1,539
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	0
2006	12.817080	13.855599	8.10%	0
2005	12.159675	12.817080	5.41%	0
2004	11.469301	12.159675	6.02%	0
2003*	10.000000	11.469301	14.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	402
2011	18.318292	16.689381	-8.89%	470
2010	17.572410	18.318292	4.24%	842
2009	12.292714	17.572410	42.95%	830
2008	22.548081	12.292714	-45.48%	857
2007	16.858184	22.548081	33.75%	755
2006	15.780255	16.858184	6.83%	0
2005	14.319641	15.780255	10.20%	0
2004	12.398860	14.319641	15.49%	0
2003*	10.000000	12.398860	23.99%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
2005	16.642455	21.498566	29.18%	0
2004	14.322870	16.642455	16.19%	0
2003*	10.000000	14.322870	43.23%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.148047	16.160930	14.23%	563
2011	14.397616	14.148047	-1.73%	563
2010	13.112809	14.397616	9.80%	563
2009	9.629378	13.112809	36.18%	563
2008	15.608271	9.629378	-38.31%	876
2007	14.361547	15.608271	8.68%	856
2006	13.670234	14.361547	5.06%	542
2005	13.396381	13.670234	2.04%	293
2004	12.555586	13.396381	6.70%	293
2003*	10.000000	12.555586	25.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	11,371
2011	16.321966	15.905352	-2.55%	18,620
2010	14.990464	16.321966	8.88%	19,875
2009	12.504566	14.990464	19.88%	24,081
2008	18.991604	12.504566	-34.16%	5,806
2007	18.031896	18.991604	5.32%	7,497
2006	15.283513	18.031896	17.98%	7,597
2005	14.662186	15.283513	4.24%	7,644
2004	13.042944	14.662186	12.41%	4,767
2003*	10.000000	13.042944	30.43%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
2011*	10.000000	9.031059	-9.69%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	3,965
2011	13.708726	13.486709	-1.62%	11,391
2010	12.375076	13.708726	10.78%	12,358
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	153,933
2011	9.852092	9.735254	-1.19%	134,256
2010	8.983685	9.852092	9.67%	122,984
2009	7.435416	8.983685	20.82%	87,106
2008	10.815492	7.435416	-31.25%	78,291
2007	10.409468	10.815492	3.90%	53,107
2006*	10.000000	10.409468	4.09%	1,411
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	59,946
2011	10.530616	10.900226	3.51%	63,451
2010	10.148537	10.530616	3.76%	75,884
2009	9.243153	10.148537	9.80%	43,932
2008	10.475613	9.243153	-11.77%	36,970
2007	10.391646	10.475613	0.81%	18,162
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	3,270
2011	10.860433	9.642894	-11.21%	4,135
2010	9.966894	10.860433	8.97%	3,753
2009	7.189544	9.966894	38.63%	3,716
2008	11.968200	7.189544	-39.93%	3,903
2007	10.690610	11.968200	11.95%	3,527
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	3,363
2011	9.611252	8.968657	-6.69%	7,212
2010	8.306090	9.611252	15.71%	5,370
2009	6.113361	8.306090	35.87%	5,496
2008	11.194081	6.113361	-45.39%	8,894
2007	10.219554	11.194081	9.54%	8,073
2006*	10.000000	10.219554	2.20%	3,827
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	71,492
2011	8.220211	7.868002	-4.28%	80,557
2010	7.566033	8.220211	8.65%	99,675
2009	5.913455	7.566033	27.95%	54,367
2008	9.752934	5.913455	-39.37%	43,956
2007*	10.000000	9.752934	-2.47%	11,162

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	0
2006	12.821551	13.884132	8.29%	0
2005	12.791328	12.821551	0.24%	0
2004	11.867438	12.791328	7.79%	0
2003*	10.000000	11.867438	18.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	4,623
2007	11.254436	11.365871	0.99%	4,929
2006	10.393547	11.254436	8.28%	5,197
2005*	10.000000	10.393547	3.94%	5,484
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	4,873
2011	14.882969	14.199541	-4.59%	9,888
2010	13.168073	14.882969	13.02%	9,220
2009	10.486221	13.168073	25.58%	9,326
2008	17.061953	10.486221	-38.54%	11,958
2007	17.896513	17.061953	-4.66%	28,300
2006	15.818035	17.896513	13.14%	20,151
2005	15.542219	15.818035	1.77%	9,888
2004	13.558912	15.542219	14.63%	1,442
2003*	10.000000	13.558912	35.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	20,886
2011	9.466608	8.965523	-5.29%	27,926
2010	7.825648	9.466608	20.97%	29,488
2009	6.089368	7.825648	28.51%	48,277
2008*	10.000000	6.089368	-39.11%	54,979

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	49,564
2011	9.986977	9.646172	-3.41%	41,409
2010	9.239626	9.986977	8.09%	38,717
2009	7.876573	9.239626	17.31%	27,939
2008*	10.000000	7.876573	-21.23%	25,812
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	333,116
2011	9.574150	9.050311	-5.47%	311,570
2010	8.701376	9.574150	10.03%	309,796
2009	7.158286	8.701376	21.56%	224,733
2008*	10.000000	7.158286	-28.42%	76,541
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	48,676
2011	10.436119	10.361633	-0.71%	23,745
2010	9.981148	10.436119	4.56%	15,073
2009	9.020692	9.981148	10.65%	1,629
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	41,346
2011	9.781278	9.352918	-4.38%	35,217
2010	8.970926	9.781278	9.03%	44,504
2009	7.514175	8.970926	19.39%	37,770
2008*	10.000000	7.514175	-24.86%	22,232
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	50,221
2011	9.343985	8.720778	-6.67%	63,486
2010	8.423079	9.343985	10.93%	51,316
2009	6.797165	8.423079	23.92%	2,217
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	74,900
2011	10.151402	9.911812	-2.36%	71,181
2010	9.509979	10.151402	6.74%	71,181
2009	8.254524	9.509979	15.21%	65,338
2008*	10.000000	8.254524	-17.45%	12,136

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	10,231
2011	10.873028	11.309423	4.01%	10,487
2010	10.401215	10.873028	4.54%	12,933
2009	9.783754	10.401215	6.31%	20,143
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0
2005	19.581218	25.369691	29.56%	0
2004	16.607127	19.581218	17.91%	0
2003*	10.000000	16.607127	66.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	0
2011	21.573303	16.349230	-24.22%	556
2010	19.014478	21.573303	13.46%	556
2009	11.909007	19.014478	59.66%	556
2008	28.870938	11.909007	-58.75%	556
2007	20.277193	28.870938	42.38%	556
2006	15.166512	20.277193	33.70%	556
2005	11.692144	15.166512	29.72%	556
2004*	10.000000	11.692144	16.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	15,075
2011	11.811251	12.402888	5.01%	17,894
2010	11.514011	11.811251	2.58%	21,267
2009	11.453056	11.514011	0.53%	34,770
2008	10.860299	11.453056	5.46%	40,722
2007	10.353356	10.860299	4.90%	39,012
2006	10.232910	10.353356	1.18%	16,057
2005	10.121481	10.232910	1.10%	4,596
2004	10.011977	10.121481	1.09%	2,271
2003*	10.000000	10.011977	0.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	18,712
2011	16.530524	15.547767	-5.95%	76,512
2010	14.730000	16.530524	12.22%	122,645
2009	11.828083	14.730000	24.53%	171,041
2008	19.130669	11.828083	-38.17%	130,519
2007	18.444319	19.130669	3.72%	142,549
2006	16.119705	18.444319	14.42%	153,435
2005	15.254530	16.119705	5.67%	125,270
2004	13.664970	15.254530	11.63%	59,574
2003*	10.000000	13.664970	36.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	47,295
2011	12.338344	12.186662	-1.23%	47,298
2010	11.476527	12.338344	7.51%	48,139
2009*	10.000000	11.476527	14.77%	15,785
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	69,912
2011	13.197581	12.800099	-3.01%	64,060
2010	12.032881	13.197581	9.68%	64,060
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	10,891
2011	12.098070	12.191753	0.77%	1,380
2010	11.669859	12.098070	3.67%	1,445
2009	10.927449	11.669859	6.79%	10,574
2008	11.877231	10.927449	-8.00%	19,791
2007	11.513806	11.877231	3.16%	19,791
2006	11.077275	11.513806	3.94%	19,791
2005	10.952061	11.077275	1.14%	19,791
2004	10.689651	10.952061	2.45%	0
2003*	10.000000	10.689651	6.90%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	254,359
2011	14.447136	14.138667	-2.14%	278,172
2010	13.304813	14.447136	8.59%	316,457
2009	11.407345	13.304813	16.63%	432,255
2008	15.171392	11.407345	-24.81%	430,079
2007	14.668446	15.171392	3.43%	431,551
2006	13.454683	14.668446	9.02%	407,745
2005	13.045291	13.454683	3.14%	266,380
2004	12.165025	13.045291	7.24%	47,934
2003*	10.000000	12.165025	21.65%	1,472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	154,494
2011	15.743222	15.085484	-4.18%	244,749
2010	14.251599	15.743222	10.47%	336,208
2009	11.702718	14.251599	21.78%	417,066
2008	17.423574	11.702718	-32.83%	420,083
2007	16.768061	17.423574	3.91%	400,651
2006	14.952516	16.768061	12.14%	397,891
2005	14.263556	14.952516	4.83%	299,086
2004	12.997638	14.263556	9.74%	125,647
2003*	10.000000	12.997638	29.98%	58,664
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	32,350
2011	13.339394	13.329259	-0.08%	38,732
2010	12.556065	13.339394	6.24%	42,133
2009	11.195205	12.556065	12.16%	35,431
2008	13.460476	11.195205	-16.83%	42,596
2007	12.989664	13.460476	3.62%	42,074
2006	12.236824	12.989664	6.15%	46,261
2005	11.961955	12.236824	2.30%	34,529
2004	11.402220	11.961955	4.91%	9,347
2003*	10.000000	11.402220	14.02%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	15,228
2011	13.656746	13.036939	-4.54%	30,629
2010	12.854703	13.656746	6.24%	31,858
2009*	10.000000	12.854703	28.55%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	1,758
2011	20.655840	19.708343	-4.59%	2,373
2010	16.718064	20.655840	23.55%	2,583
2009	12.487012	16.718064	33.88%	2,713
2008	20.075698	12.487012	-37.80%	2,635
2007	19.067285	20.075698	5.29%	3,317
2006	17.722533	19.067285	7.59%	1,647
2005	16.147774	17.722533	9.75%	1,141
2004	14.251954	16.147774	13.30%	0
2003*	10.000000	14.251954	42.52%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	3,681
2011	9.839155	9.633102	-2.09%	45,069
2010	10.050193	9.839155	-2.10%	92,745
2009	10.261467	10.050193	-2.06%	154,297
2008	10.270653	10.261467	-0.09%	3,988
2007	10.012324	10.270653	2.58%	63,907
2006	9.783288	10.012324	2.34%	4,189
2005	9.732884	9.783288	0.52%	0
2004	9.861643	9.732884	-1.31%	0
2003*	10.000000	9.861643	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	2,819
2011	12.720750	13.145245	3.34%	5,795
2010	11.749549	12.720750	8.27%	6,722
2009	9.649035	11.749549	21.77%	6,831
2008	11.916606	9.649035	-19.03%	11,510
2007	11.635476	11.916606	2.42%	9,498
2006	11.335904	11.635476	2.64%	4,975
2005	11.331349	11.335904	0.04%	5,232
2004	10.864513	11.331349	4.30%	0
2003*	10.000000	10.864513	8.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	24,329
2011	8.964302	7.931754	-11.52%	32,883
2010	8.045694	8.964302	11.42%	32,935
2009	6.038060	8.045694	33.25%	45,371
2008*	10.000000	6.038060	-39.62%	47,958

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0
2005	16.101549	17.622408	9.45%	0
2004	13.705719	16.101549	17.48%	0
2003*	10.000000	13.705719	37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	3,132
2011	10.376995	8.493214	-18.15%	4,569
2010	10.013563	10.376995	3.63%	3,987
2009	7.898878	10.013563	26.77%	3,802
2008	15.068152	7.898878	-47.58%	18,447
2007	14.988756	15.068152	0.53%	22,976
2006	12.506971	14.988756	19.84%	10,076
2005	11.426098	12.506971	9.46%	2,249
2004*	10.000000	11.426098	14.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	8,200
2011	8.968663	8.496867	-5.26%	13,590
2010	7.941252	8.968663	12.94%	14,743
2009	6.270928	7.941252	26.64%	28,426
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	3,172
2011	8.617750	7.923076	-8.06%	3,740
2010	7.807353	8.617750	10.38%	3,636
2009	6.259102	7.807353	24.74%	10,272
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	11,118
2011	9.494444	8.881687	-6.45%	18,444
2010	7.668251	9.494444	23.81%	18,820
2009	6.181744	7.668251	24.05%	25,155
2008*	10.000000	6.181744	-38.18%	17,575
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	12,462
2011	9.967239	9.531795	-4.37%	18,134
2010	8.510135	9.967239	17.12%	18,944
2009	6.662616	8.510135	27.73%	26,561
2008*	10.000000	6.662616	-33.37%	35,657

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	25
2011	13.796402	13.390907	-2.94%	985
2010	11.264231	13.796402	22.48%	445
2009	9.046446	11.264231	24.52%	479
2008	17.284612	9.046446	-47.66%	443
2007	16.125427	17.284612	7.19%	954
2006	15.993016	16.125427	0.83%	740
2005	15.162120	15.993016	5.48%	751
2004	13.685172	15.162120	10.79%	721
2003*	10.000000	13.685172	36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	0
2007	21.993626	19.972748	-9.19%	0
2006	19.184190	21.993626	14.64%	0
2005	19.064233	19.184190	0.63%	0
2004	16.644152	19.064233	14.54%	0
2003*	10.000000	16.644152	66.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	217
2011	19.730922	18.196320	-7.78%	250
2010	16.125661	19.730922	22.36%	251
2009	12.252934	16.125661	31.61%	270
2008	20.303718	12.252934	-39.65%	3,995
2007	20.356045	20.303718	-0.26%	3,139
2006	18.605026	20.356045	9.41%	2,563
2005	16.965887	18.605026	9.66%	323
2004	14.589240	16.965887	16.29%	0
2003*	10.000000	14.589240	45.89%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	14,081
2011	13.414038	13.182567	-1.73%	19,346
2010	12.101367	13.414038	10.85%	20,892
2009	9.844944	12.101367	22.92%	33,601
2008	17.223534	9.844944	-42.84%	40,233
2007	16.307763	17.223534	5.62%	31,439
2006	14.688209	16.307763	11.03%	16,947
2005	14.015661	14.688209	4.80%	2,430
2004	13.070163	14.015661	7.23%	0
2003*	10.000000	13.070163	30.70%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	530
2010	7.096102	9.019006	27.10%	530
2009	5.553739	7.096102	27.77%	530
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	6,065
2011	10.307783	10.222898	-0.82%	5,342
2010	10.280127	10.307783	0.27%	6,488
2009	9.803617	10.280127	4.86%	6,046
2008*	10.000000	9.803617	-1.96%	2,564
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	17,606
2011	13.379897	11.471486	-14.26%	24,858
2010	12.851162	13.379897	4.11%	21,675
2009*	10.000000	12.851162	28.51%	35,563
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	10.016894	11.618211	15.99%	0
2011	11.670683	10.016894	-14.17%	0
2010	9.769891	11.670683	19.46%	0
2009	7.419065	9.769891	31.69%	0
2008	14.148959	7.419065	-47.56%	0
2007	14.004164	14.148959	1.03%	27,032
2006	11.586254	14.004164	20.87%	18,868
2005*	10.000000	11.586254	15.86%	2,947
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.766160	10.000830	2.40%	5,574
2011	9.946344	9.766160	-1.81%	9,286
2010	9.649687	9.946344	3.07%	9,493
2009	8.697519	9.649687	10.95%	15,214
2008	10.262231	8.697519	-15.25%	32,646
2007	10.006105	10.262231	2.56%	35,461
2006	9.808011	10.006105	2.02%	13,771
2005	9.875283	9.808011	-0.68%	2,509
2004	10.009117	9.875283	-1.34%	2,127
2003*	10.000000	10.009117	0.09%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.186666	12.982555	6.53%	0
2011	12.580968	12.186666	-3.13%	0
2010	10.743628	12.580968	17.10%	0
2009	8.939912	10.743628	20.18%	0
2008	15.087693	8.939912	-40.75%	0
2007	15.334216	15.087693	-1.61%	0
2006	14.880759	15.334216	3.05%	0
2005	14.771022	14.880759	0.74%	0
2004	13.486046	14.771022	9.53%	0
2003*	10.000000	13.486046	34.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	3,107
2010	12.662147	15.229701	20.28%	3,169
2009	9.841068	12.662147	28.67%	3,282
2008	16.600245	9.841068	-40.72%	3,716
2007	15.758503	16.600245	5.34%	41,331
2006	14.155819	15.758503	11.32%	24,399
2005	13.530734	14.155819	4.62%	6,608
2004	12.200696	13.530734	10.90%	0
2003*	10.000000	12.200696	22.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
2011	13.803078	12.365987	-10.41%	0
2010	12.189109	13.803078	13.24%	0
2009	8.932814	12.189109	36.45%	0
2008	15.296455	8.932814	-41.60%	0
2007	14.733733	15.296455	3.82%	0
2006	12.818539	14.733733	14.94%	0
2005	11.480022	12.818539	11.66%	0
2004*	10.000000	11.480022	14.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
2004	15.057803	17.524692	16.38%	0
2003*	10.000000	15.057803	50.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.136893	1.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	16,971
2011	14.110498	13.771324	-2.40%	23,693
2010	12.443640	14.110498	13.40%	25,484
2009	9.930610	12.443640	25.31%	35,988
2008	16.528218	9.930610	-39.92%	37,621
2007	16.211670	16.528218	1.95%	32,264
2006	14.428937	16.211670	12.36%	21,027
2005	13.937408	14.428937	3.53%	5,111
2004	13.043437	13.937408	6.85%	1,546
2003*	10.000000	13.043437	30.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	482
2011	20.003588	19.117619	-4.43%	558
2010	16.604042	20.003588	20.47%	522
2009	12.390383	16.604042	34.01%	549
2008	20.415374	12.390383	-39.31%	10,982
2007	21.150187	20.415374	-3.47%	5,929
2006	18.840893	21.150187	12.26%	3,388
2005	17.539795	18.840893	7.42%	317
2004	15.032668	17.539795	16.68%	0
2003*	10.000000	15.032668	50.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	8,481
2011	11.215134	11.090916	-1.11%	10,995
2010	10.890926	11.215134	2.98%	10,319
2009*	10.000000	10.890926	8.91%	14,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	1,563
2011*	10.000000	9.950190	-0.50%	5,263

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
2005	13.325915	13.729004	3.02%	0
2004	12.250469	13.325915	8.78%	0
2003*	10.000000	12.250469	22.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0
2004	12.618741	14.354586	13.76%	0
2003*	10.000000	12.618741	26.19%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	0
2005	12.017602	12.435784	3.48%	0
2004	11.687170	12.017602	2.83%	0
2003*	10.000000	11.687170	16.87%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	238
2009	9.559941	10.237153	7.08%	269
2008	10.905234	9.559941	-12.34%	24,303
2007	10.587907	10.905234	3.00%	31,972
2006	10.442533	10.587907	1.39%	12,544
2005	10.262197	10.442533	1.76%	2,860
2004	10.072087	10.262197	1.89%	1,647
2003*	10.000000	10.072087	0.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
2004	12.508112	13.479698	7.77%	0
2003*	10.000000	12.508112	25.08%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.683111	-3.17%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.822743	13.458028	13.83%	0
2011	12.960734	11.822743	-8.78%	0
2010	11.783906	12.960734	9.99%	0
2009	9.473117	11.783906	24.39%	3,182
2008	15.574157	9.473117	-39.17%	3,182
2007	14.469960	15.574157	7.63%	3,182
2006	13.000804	14.469960	11.30%	3,182
2005	12.210835	13.000804	6.47%	3,182
2004	11.373375	12.210835	7.36%	0
2003*	10.000000	11.373375	13.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.996175	12.167851	10.66%	0
2011	10.547471	10.996175	4.25%	0
2010	9.509741	10.547471	10.91%	0
2009	8.413434	9.509741	13.03%	0
2008	12.123945	8.413434	-30.60%	0
2007	11.511066	12.123945	5.32%	0
2006	10.484505	11.511066	9.79%	0
2005	10.200049	10.484505	2.79%	0
2004*	10.000000	10.200049	2.00%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.621747	13.697032	17.86%	0
2011	12.566927	11.621747	-7.52%	0
2010*	10.000000	12.566927	25.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0
2008	14.835096	8.507010	-42.66%	0
2007	13.316020	14.835096	11.41%	0
2006	11.079855	13.316020	20.18%	0
2005	10.651862	11.079855	4.02%	0
2004*	10.000000	10.651862	6.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.921135	13.420368	3.86%	0
2011	12.184672	12.921135	6.04%	0
2010	11.627521	12.184672	4.79%	0
2009	10.604945	11.627521	9.64%	0
2008	10.579500	10.604945	0.24%	0
2007	10.177562	10.579500	3.95%	0
2006	10.013128	10.177562	1.64%	0
2005	10.036876	10.013128	-0.24%	0
2004*	10.000000	10.036876	0.37%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	0
2006	15.144788	17.337183	14.48%	0
2005	14.796522	15.144788	2.35%	0
2004	13.595858	14.796522	8.83%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.277145	22.345359	15.92%	0
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
2007	19.965371	19.832168	-0.67%	0
2006	17.865579	19.965371	11.75%	0
2005	17.121537	17.865579	4.35%	0
2004	14.694707	17.121537	16.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.227132	13.897954	5.07%	0
2011	12.096200	13.227132	9.35%	0
2010	11.759923	12.096200	2.86%	0
2009	10.904447	11.759923	7.85%	0
2008	11.323944	10.904447	-3.70%	0
2007	10.570546	11.323944	7.13%	0
2006	10.633379	10.570546	-0.59%	0
2005	10.699178	10.633379	-0.61%	0
2004	10.333794	10.699178	3.54%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
2007	17.227078	16.781597	-2.59%	0
2006	15.070569	17.227078	14.31%	0
2005	14.735099	15.070569	2.28%	0
2004	13.376738	14.735099	10.15%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.265997	15.086477	13.72%	0
2011	13.672148	13.265997	-2.97%	0
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
2007	13.112239	12.517607	-4.53%	0
2006	11.145263	13.112239	17.65%	0
2005*	10.000000	11.145263	11.45%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.745389	22.361237	13.25%	0
2011	20.065456	19.745389	-1.60%	0
2010	16.296904	20.065456	23.12%	0
2009	13.321224	16.296904	22.34%	0
2008	19.706561	13.321224	-32.40%	0
2007	20.274828	19.706561	-2.80%	0
2006	18.109345	20.274828	11.96%	0
2005	17.257706	18.109345	4.93%	0
2004	14.469996	17.257706	19.27%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.239301	16.088443	12.99%	0
2011	14.319483	14.239301	-0.56%	0
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
2007	16.443643	16.891228	2.72%	0
2006	14.585941	16.443643	12.74%	0
2005	14.272677	14.585941	2.19%	0
2004	13.217847	14.272677	7.98%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.407401	16.603702	7.76%	0
2011	14.479739	15.407401	6.41%	1,004
2010	12.862524	14.479739	12.57%	925
2009	10.754509	12.862524	19.60%	771
2008	15.639524	10.754509	-31.24%	577
2007	14.959996	15.639524	4.54%	576
2006	13.155529	14.959996	13.72%	616
2005	12.912068	13.155529	1.89%	891
2004	12.591796	12.912068	2.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
2004	13.697160	14.883101	8.66%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
2007	15.221663	16.328535	7.27%	0
2006	13.434856	15.221663	13.30%	0
2005	13.500348	13.434856	-0.49%	0
2004	12.881115	13.500348	4.81%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0
2007	10.348611	10.645376	2.87%	0
2006	10.176471	10.348611	1.69%	0
2005	10.297824	10.176471	-1.18%	0
2004	10.185940	10.297824	1.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.535594	12.594405	9.18%	0
2011	11.839105	11.535594	-2.56%	0
2010	10.750376	11.839105	10.13%	0
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.511808	12.735999	10.63%	2,342
2011	11.912123	11.511808	-3.36%	4,572
2010	10.647943	11.912123	11.87%	0
2009	8.465223	10.647943	25.78%	0
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.216070	12.640493	12.70%	0
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
2010	13.954374	16.270402	16.60%	0
2009	9.663708	13.954374	44.40%	0
2008	21.661696	9.663708	-55.39%	0
2007	15.201743	21.661696	42.49%	0
2006	13.321401	15.201743	14.12%	0
2005*	10.000000	13.321401	33.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.034687	16.074337	14.53%	0
2011	14.249134	14.034687	-1.50%	0
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
2008	17.818898	9.970573	-44.04%	0
2007	17.983758	17.818898	-0.92%	0
2006	15.323812	17.983758	17.36%	0
2005	14.833235	15.323812	3.31%	0
2004	13.628173	14.833235	8.84%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.188613	15.882414	11.94%	166
2011	14.504432	14.188613	-2.18%	0
2010	11.967217	14.504432	21.20%	0
2009	9.557413	11.967217	25.21%	0
2008	18.537976	9.557413	-48.44%	0
2007	14.959285	18.537976	23.92%	0
2006	14.344339	14.959285	4.29%	0
2005	13.894056	14.344339	3.24%	0
2004	13.769405	13.894056	0.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.712726	13.135777	3.33%	4,430
2011	12.137372	12.712726	4.74%	4,463
2010	11.533473	12.137372	5.24%	431
2009	10.207763	11.533473	12.99%	0
2008	10.806111	10.207763	-5.54%	0
2007	10.611436	10.806111	1.83%	0
2006	10.413201	10.611436	1.90%	0
2005	10.443492	10.413201	-0.29%	0
2004	10.243758	10.443492	1.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.102308	24.775344	12.09%	0
2011	25.336905	22.102308	-12.77%	682
2010	20.139013	25.336905	25.81%	634
2009	14.727075	20.139013	36.75%	542
2008	24.922137	14.727075	-40.91%	413
2007	22.085204	24.922137	12.85%	418
2006	20.078761	22.085204	9.99%	459
2005	17.386188	20.078761	15.49%	663
2004	14.253575	17.386188	21.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	0
2004	14.707983	16.307938	10.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.176551	11.993567	17.85%	0
2011	12.589114	10.176551	-19.16%	0
2010	11.402947	12.589114	10.40%	0
2009	9.234195	11.402947	23.49%	0
2008	16.836394	9.234195	-45.15%	0
2007	14.700399	16.836394	14.53%	0
2006	12.751104	14.700399	15.29%	0
2005	10.973711	12.751104	16.20%	0
2004*	10.000000	10.973711	9.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
2007	20.967279	21.630269	3.16%	0
2006	18.469952	20.967279	13.52%	0
2005	18.427397	18.469952	0.23%	0
2004	16.542802	18.427397	11.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
2008	11.223320	7.724985	-31.17%	0
2007	11.055909	11.223320	1.51%	0
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	956
2010	12.870931	15.194446	18.05%	880
2009	11.209544	12.870931	14.82%	732
2008	15.714970	11.209544	-28.67%	540
2007	16.505853	15.714970	-4.79%	534
2006	14.401495	16.505853	14.61%	571
2005	14.229461	14.401495	1.21%	825
2004	13.101116	14.229461	8.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.747243	22.874618	15.84%	890
2011	20.968819	19.747243	-5.83%	1,148
2010	16.712457	20.968819	25.47%	83
2009	13.224120	16.712457	26.38%	0
2008	20.177183	13.224120	-34.46%	0
2007	21.125864	20.177183	-4.49%	0
2006	18.454862	21.125864	14.47%	0
2005	17.339029	18.454862	6.44%	0
2004	14.319472	17.339029	21.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.761921	16.344132	10.72%	0
2011	17.929300	14.761921	-17.67%	0
2010	15.592077	17.929300	14.99%	0
2009	9.230195	15.592077	68.92%	0
2008	19.932177	9.230195	-53.69%	0
2007	15.829675	19.932177	25.92%	0
2006	12.621376	15.829675	25.42%	0
2005*	10.000000	12.621376	26.21%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
2006	17.109780	20.333594	18.84%	0
2005	15.870724	17.109780	7.81%	0
2004	13.683872	15.870724	15.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.035979	13.932166	15.75%	0
2011	13.770639	12.035979	-12.60%	725
2010	12.981636	13.770639	6.08%	666
2009	9.669894	12.981636	34.25%	559
2008	16.579664	9.669894	-41.68%	424
2007	14.678609	16.579664	12.95%	430
2006	12.349740	14.678609	18.86%	472
2005	11.459180	12.349740	7.77%	682
2004*	10.000000	11.459180	14.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.315394	17.242310	12.58%	0
2011	15.782097	15.315394	-2.96%	0
2010	14.101026	15.782097	11.92%	0
2009	12.141911	14.101026	16.14%	0
2008	11.683525	12.141911	3.92%	0
2007	10.755033	11.683525	8.63%	0
2006	9.739759	10.755033	10.42%	0
2005*	10.000000	9.739759	-2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.164177	1.64%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.913723	9.945767	11.58%	0
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.589447	-4.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.901440	-0.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
2004	11.464168	12.148022	5.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.613905	20.134433	21.19%	0
2011	18.244750	16.613905	-8.94%	0
2010	17.510807	18.244750	4.19%	0
2009	12.255874	17.510807	42.88%	0
2008	22.492026	12.255874	-45.51%	0
2007	16.824912	22.492026	33.68%	0
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
2004	12.393318	14.305940	15.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.902057	-0.98%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
2004	14.316465	16.626520	16.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.084020	16.079570	14.17%	0
2011	14.339761	14.084020	-1.78%	0
2010	13.066790	14.339761	9.74%	0
2009	9.600491	13.066790	36.11%	0
2008	15.569415	9.600491	-38.34%	0
2007	14.333162	15.569415	8.63%	0
2006	13.650173	14.333162	5.00%	0
2005	13.383547	13.650173	1.99%	0
2004	12.549972	13.383547	6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.833392	17.952750	13.39%	2,366
2011	16.256404	15.833392	-2.60%	2,987
2010	14.937872	16.256404	8.83%	241
2009	12.467076	14.937872	19.82%	0
2008	18.944360	12.467076	-34.19%	0
2007	17.996291	18.944360	5.27%	0
2006	15.261111	17.996291	17.92%	0
2005	14.648152	15.261111	4.18%	0
2004	13.037116	14.648152	12.36%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.027991	10.050758	11.33%	0
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	177,171
2011	9.828613	9.707105	-1.24%	95,806
2010	8.966848	9.828613	9.61%	75,753
2009	7.425270	8.966848	20.76%	62,841
2008	10.806270	7.425270	-31.29%	25,337
2007	10.405944	10.806270	3.85%	0
2006*	10.000000	10.405944	4.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	77,012
2011	10.505524	10.868716	3.46%	75,979
2010	10.129525	10.505524	3.71%	64,033
2009	9.230548	10.129525	9.74%	52,614
2008	10.466687	9.230548	-11.81%	19,914
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
2008	11.957998	7.179740	-39.96%	0
2007	10.686985	11.957998	11.89%	0
2006*	10.000000	10.686985	6.87%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
2008	11.184549	6.105029	-45.42%	0
2007	10.216091	11.184549	9.48%	0
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	100,845
2011	8.204802	7.849255	-4.33%	108,326
2010	7.555705	8.204802	8.59%	92,628
2009	5.908398	7.555705	27.88%	75,613
2008	9.749596	5.908398	-39.40%	30,235
2007*	10.000000	9.749596	-2.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0
2007	13.856713	13.982184	0.91%	0
2006	12.802753	13.856713	8.23%	0
2005	12.779081	12.802753	0.19%	0
2004	11.862127	12.779081	7.73%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	0
2011	12.639318	12.839101	1.58%	0
2010	11.414715	12.639318	10.73%	0
2009	7.985550	11.414715	42.94%	0
2008	11.350392	7.985550	-29.65%	0
2007	11.244887	11.350392	0.94%	0
2006	10.390020	11.244887	8.23%	0
2005*	10.000000	10.390020	3.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.135318	16.343914	15.62%	590
2011	14.823207	14.135318	-4.64%	746
2010	13.121885	14.823207	12.97%	59
2009	10.454779	13.121885	25.51%	0
2008	17.019524	10.454779	-38.57%	0
2007	17.861184	17.019524	-4.71%	0
2006	15.794855	17.861184	13.08%	0
2005	15.527344	15.794855	1.72%	0
2004	13.552853	15.527344	14.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	4,329
2011	9.453736	8.948768	-5.34%	4,682
2010	7.818986	9.453736	20.91%	369
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	306,558
2011	9.973398	9.628146	-3.46%	277,647
2010	9.231775	9.973398	8.03%	220,411
2009	7.873896	9.231775	17.25%	183,355
2008*	10.000000	7.873896	-21.26%	1,222

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	5,436
2011	9.561116	9.033388	-5.52%	22,271
2010	8.693971	9.561116	9.97%	22,271
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	39,213
2011	10.421908	10.342256	-0.76%	37,252
2010	9.972650	10.421908	4.50%	14,643
2009	9.017623	9.972650	10.59%	462
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	134,993
2011	9.767952	9.335399	-4.43%	171,398
2010	8.963277	9.767952	8.98%	30,886
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	11,688
2011	9.331274	8.704464	-6.72%	11,691
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	124,544
2011	10.137580	9.893273	-2.41%	133,774
2010	9.501879	10.137580	6.69%	103,728
2009	8.251709	9.501879	15.15%	5,712
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	3,337
2011	10.858224	11.288265	3.96%	3,344
2010	10.392365	10.858224	4.48%	321
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	116
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	0
2005	19.562478	25.332516	29.50%	0
2004	16.599720	19.562478	17.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	0
2011	21.499990	16.285347	-24.25%	567
2010	18.959530	21.499990	13.40%	526
2009	11.880662	18.959530	59.58%	456
2008	28.817018	11.880662	-58.77%	356
2007	20.249698	28.817018	42.31%	376
2006	15.153663	20.249698	33.63%	433
2005	11.688190	15.153663	29.65%	626
2004*	10.000000	11.688190	16.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.346802	12.449973	0.84%	3,143
2011	11.763830	12.346802	4.96%	3,048
2010	11.473635	11.763830	2.53%	296
2009	11.418724	11.473635	0.48%	0
2008	10.833282	11.418724	5.40%	0
2007	10.332904	10.833282	4.84%	0
2006	10.217896	10.332904	1.13%	0
2005	10.111774	10.217896	1.05%	0
2004	10.007485	10.111774	1.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.477474	17.552359	13.41%	7,171
2011	16.464175	15.477474	-5.99%	296
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
2008	19.083119	11.792638	-38.20%	0
2007	18.407926	19.083119	3.67%	0
2006	16.096090	18.407926	14.36%	0
2005	15.239947	16.096090	5.62%	20,397
2004	13.658870	15.239947	11.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	338,216
2011	12.327843	12.170096	-1.28%	294,469
2010	11.472614	12.327843	7.45%	234,118
2009*	10.000000	11.472614	14.73%	41,983
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	49,738
2011	13.186361	12.782689	-3.06%	50,449
2010	12.028785	13.186361	9.62%	51,178
2009*	10.000000	12.028785	20.29%	16,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.136632	12.489681	2.91%	39,843
2011	12.049500	12.136632	0.72%	42,791
2010	11.628939	12.049500	3.62%	21,241
2009	10.894700	11.628939	6.74%	0
2008	11.847685	10.894700	-8.04%	0
2007	11.491072	11.847685	3.10%	0
2006	11.061038	11.491072	3.89%	2,752
2005	10.941575	11.061038	1.09%	2,921
2004	10.684865	10.941575	2.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.074710	15.260369	8.42%	296,595
2011	14.389123	14.074710	-2.19%	288,639
2010	13.258157	14.389123	8.53%	92,243
2009	11.373158	13.258157	16.57%	84,587
2008	15.133667	11.373158	-24.85%	77,995
2007	14.639493	15.133667	3.38%	26,523
2006	13.434960	14.639493	8.97%	27,194
2005	13.032810	13.434960	3.09%	30,971
2004	12.159586	13.032810	7.18%	4,327

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.017217	16.715505	11.31%	17,882
2011	15.679972	15.017217	-4.23%	10,419
2010	14.201595	15.679972	10.41%	2,124
2009	11.667610	14.201595	21.72%	2,936
2008	17.380205	11.667610	-32.87%	3,367
2007	16.734925	17.380205	3.86%	22,787
2006	14.930572	16.734925	12.08%	22,876
2005	14.249883	14.930572	4.78%	25,489
2004	12.991820	14.249883	9.68%	6,675
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.268954	14.026830	5.71%	98,371
2011	13.285812	13.268954	-0.13%	120,333
2010	12.512027	13.285812	6.18%	113,123
2009	11.161635	12.512027	12.10%	93,695
2008	13.426978	11.161635	-16.87%	56,946
2007	12.963992	13.426978	3.57%	2,180
2006	12.218869	12.963992	6.10%	2,180
2005	11.950488	12.218869	2.25%	2,293
2004	11.397119	11.950488	4.86%	2,293
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	0
2011	13.645142	13.019223	-4.59%	1,102
2010	12.850326	13.645142	6.19%	1,015
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.619205	22.550669	14.94%	0
2011	20.572894	19.619205	-4.64%	0
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0
2007	19.029607	20.025742	5.23%	0
2006	17.696534	19.029607	7.53%	0
2005	16.132305	17.696534	9.70%	0
2004	14.245585	16.132305	13.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.589344	9.382613	-2.16%	5,388
2011	9.799448	9.589344	-2.14%	5,178
2010	10.014756	9.799448	-2.15%	0
2009	10.230509	10.014756	-2.11%	0
2008	10.244899	10.230509	-0.14%	0
2007	9.992347	10.244899	2.53%	0
2006	9.768744	9.992347	2.29%	0
2005	9.723367	9.768744	0.47%	0
2004	9.857035	9.723367	-1.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.085829	14.372269	9.83%	105
2011	12.669703	13.085829	3.28%	0
2010	11.708373	12.669703	8.21%	0
2009	9.620128	11.708373	21.71%	0
2008	11.886963	9.620128	-19.07%	0
2007	11.612491	11.886963	2.36%	0
2006	11.319271	11.612491	2.59%	0
2005	11.320492	11.319271	-0.01%	0
2004	10.859641	11.320492	4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.916925	8.948602	13.03%	3,381
2011	8.952102	7.916925	-11.56%	3,831
2010	8.038841	8.952102	11.36%	292
2009	6.035998	8.038841	33.18%	0
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
2004	13.701048	16.087846	17.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	164
2011	10.341747	8.460037	-18.20%	0
2010	9.984650	10.341747	3.58%	0
2009	7.880097	9.984650	26.71%	0
2008	15.040018	7.880097	-47.61%	0
2007	14.968461	15.040018	0.48%	0
2006	12.496392	14.968461	19.78%	0
2005	11.422247	12.496392	9.40%	0
2004*	10.000000	11.422247	14.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	1,444
2011	8.956444	8.480971	-5.31%	1,811
2010	7.934473	8.956444	12.88%	146
2009	6.268781	7.934473	26.57%	0
2008*	10.000000	6.268781	-37.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.865053	9.944282	12.17%	2,143
2011	9.481495	8.865053	-6.50%	2,384
2010	7.661708	9.481495	23.75%	184
2009	6.179627	7.661708	23.98%	0
2008*	10.000000	6.179627	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	1,354
2011	9.953671	9.513974	-4.42%	1,669
2010	8.502885	9.953671	17.06%	131
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.330323	14.750783	10.66%	0
2011	13.740977	13.330323	-2.99%	0
2010	11.224708	13.740977	22.42%	0
2009	9.019312	11.224708	24.45%	0
2008	17.241595	9.019312	-47.69%	0
2007	16.093557	17.241595	7.13%	0
2006	15.969547	16.093557	0.78%	0
2005	15.147588	15.969547	5.43%	0
2004	13.679047	15.147588	10.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.609309	21.905542	17.71%	35
2011	20.114343	18.609309	-7.48%	0
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
2007	21.950219	19.923089	-9.24%	0
2006	19.156088	21.950219	14.59%	0
2005	19.046007	19.156088	0.58%	0
2004	16.636732	19.046007	14.48%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.114007	20.422430	12.74%	0
2011	19.651678	18.114007	-7.82%	530
2010	16.069084	19.651678	22.29%	489
2009	12.216178	16.069084	31.54%	409
2008	20.253200	12.216178	-39.68%	299
2007	20.315831	20.253200	-0.31%	293
2006	18.577749	20.315831	9.36%	317
2005	16.949645	18.577749	9.61%	457
2004	14.582719	16.949645	16.23%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.122958	14.618193	11.39%	2,610
2011	13.360187	13.122958	-1.78%	3,224
2010	12.058938	13.360187	10.79%	261
2009	9.815428	12.058938	22.86%	0
2008	17.180693	9.815428	-42.87%	0
2007	16.275551	17.180693	5.56%	0
2006	14.666668	16.275551	10.97%	0
2005	14.002235	14.666668	4.75%	0
2004	13.064320	14.002235	7.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	2,640
2011	13.368509	11.455869	-14.31%	3,084
2010	12.846780	13.368509	4.06%	228
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.982841	11.572805	15.93%	0
2011	11.636945	9.982841	-14.21%	0
2010	9.746627	11.636945	19.39%	0
2009	7.405161	9.746627	31.62%	0
2008	14.129674	7.405161	-47.59%	0
2007	13.992279	14.129674	0.98%	0
2006	11.582327	13.992279	20.81%	0
2005*	10.000000	11.582327	15.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.721973	9.950491	2.35%	3,329
2011	9.906396	9.721973	-1.86%	3,392
2010	9.615846	9.906396	3.02%	308
2009	8.671443	9.615846	10.89%	0
2008	10.236686	8.671443	-15.29%	0
2007	9.986333	10.236686	2.51%	0
2006	9.793625	9.986333	1.97%	0
2005	9.865822	9.793625	-0.73%	0
2004	10.004642	9.865822	-1.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.131532	12.917203	6.48%	0
2011	12.530438	12.131532	-3.18%	0
2010	10.705927	12.530438	17.04%	0
2009	8.913097	10.705927	20.11%	0
2008	15.050165	8.913097	-40.78%	0
2007	15.303930	15.050165	-1.66%	0
2006	14.858935	15.303930	2.99%	0
2005	14.756874	14.858935	0.69%	0
2004	13.480020	14.756874	9.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
2007	15.729072	16.560730	5.29%	0
2006	14.136584	15.729072	11.27%	0
2005	13.519222	14.136584	4.57%	0
2004	12.196540	13.519222	10.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.317701	14.577931	18.35%	0
2011	13.756194	12.317701	-10.46%	744
2010	12.153910	13.756194	13.18%	686
2009	8.911568	12.153910	36.38%	578
2008	15.267879	8.911568	-41.63%	433
2007	14.713762	15.267879	3.77%	431
2006	12.807689	14.713762	14.88%	472
2005	11.476139	12.807689	11.60%	682
2004*	10.000000	11.476139	14.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
2004	15.051058	17.507912	16.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.709058	15.641602	14.10%	2,393
2011	14.053857	13.709058	-2.45%	3,062
2010	12.400019	14.053857	13.34%	248
2009	9.900851	12.400019	25.24%	0
2008	16.487121	9.900851	-39.95%	0
2007	16.179663	16.487121	1.90%	0
2006	14.407783	16.179663	12.30%	0
2005	13.924063	14.407783	3.47%	0
2004	13.037602	13.924063	6.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.031177	21.911475	15.13%	0
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	0
2007	21.108468	20.364636	-3.52%	0
2006	18.813314	21.108468	12.20%	0
2005	17.523041	18.813314	7.36%	0
2004	15.025969	17.523041	16.62%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	1,499
2011	11.205585	11.075823	-1.16%	1,282
2010	10.887208	11.205585	2.92%	117
2009*	10.000000	10.887208	8.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	0
2004	12.246297	13.314578	8.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0
2004	12.614446	14.342384	13.70%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
2004	11.683193	12.007364	2.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
2005	10.253466	10.428329	1.71%	0
2004	10.068654	10.253466	1.84%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
2006	14.776404	16.021737	8.43%	0
2005	13.465936	14.776404	9.73%	0
2004	12.501729	13.465936	7.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.679796	-3.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.772233	13.393671	13.77%	0
2011	12.911957	11.772233	-8.83%	0
2010	11.745553	12.911957	9.93%	0
2009	9.447121	11.745553	24.33%	0
2008	15.539366	9.447121	-39.21%	0
2007	14.445050	15.539366	7.58%	0
2006	12.985041	14.445050	11.24%	0
2005	12.202251	12.985041	6.42%	0
2004	11.371187	12.202251	7.31%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.956191	12.117417	10.60%	0
2011	10.514481	10.956191	4.20%	0
2010	9.484834	10.514481	10.86%	0
2009	8.395704	9.484834	12.97%	0
2008	12.104599	8.395704	-30.64%	0
2007	11.498600	12.104599	5.27%	0
2006	10.478490	11.498600	9.74%	0
2005	10.199393	10.478490	2.74%	0
2004*	10.000000	10.199393	1.99%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.613102	13.679840	17.80%	0
2011	12.563982	11.613102	-7.57%	0
2010*	10.000000	12.563982	25.64%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.683773	15.498174	5.55%	0
2011	15.728823	14.683773	-6.64%	0
2010	12.679469	15.728823	24.05%	0
2009	8.489079	12.679469	49.36%	0
2008	14.811419	8.489079	-42.69%	0
2007	13.301600	14.811419	11.35%	0
2006	11.073498	13.301600	20.12%	0
2005	10.651178	11.073498	3.97%	0
2004*	10.000000	10.651178	6.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.874209	13.364780	3.81%	0
2011	12.146598	12.874209	5.99%	0
2010	11.597113	12.146598	4.74%	0
2009	10.582616	11.597113	9.59%	0
2008	10.562620	10.582616	0.19%	0
2007	10.166544	10.562620	3.90%	0
2006	10.007386	10.166544	1.59%	0
2005	10.036232	10.007386	-0.29%	0
2004*	10.000000	10.036232	0.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
2005	14.782348	15.122568	2.30%	0
2004	13.589780	14.782348	8.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	987
2010	17.343216	21.472153	23.81%	1,555
2009	12.430721	17.343216	39.52%	1,817
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
2005	17.105145	17.839372	4.29%	0
2004	14.688140	17.105145	16.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	35
2008	11.295044	10.871059	-3.75%	37
2007	10.548990	11.295044	7.07%	39
2006	10.617105	10.548990	-0.64%	41
2005	10.688249	10.617105	-0.67%	43
2004	10.328516	10.688249	3.48%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
2005	14.720985	15.048456	2.22%	0
2004	13.370750	14.720985	10.10%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	401
2009	9.228892	11.715784	26.95%	3,809
2008	12.500560	9.228892	-26.17%	401
2007	13.101121	12.500560	-4.58%	401
2006	11.141491	13.101121	17.59%	401
2005*	10.000000	11.141491	11.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	844
2009*	10.000000	11.998434	19.98%	1,810

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	1,326
2011	19.984863	19.656053	-1.65%	3,090
2010	16.239741	19.984863	23.06%	2,620
2009	13.281286	16.239741	22.28%	21
2008	19.657546	13.281286	-32.44%	21
2007	20.234801	19.657546	-2.85%	48
2006	18.082798	20.234801	11.90%	0
2005	17.241182	18.082798	4.88%	46
2004	14.463524	17.241182	19.20%	97
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	1
2009	10.328190	12.731742	23.27%	1
2008	16.849197	10.328190	-38.70%	266
2007	16.411152	16.849197	2.67%	9,401
2006	14.564544	16.411152	12.68%	9,312
2005	14.259003	14.564544	2.14%	10,499
2004	13.211949	14.259003	7.93%	1,147
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
2005	12.899690	13.136216	1.83%	0
2004	12.586152	12.899690	2.49%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
2004	13.691033	14.868836	8.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
2005	13.487425	13.415167	-0.54%	0
2004	12.875363	13.487425	4.75%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	342
2010	11.282294	11.947988	5.90%	362
2009	9.600863	11.282294	17.51%	353
2008	10.618872	9.600863	-9.59%	402
2007	10.328144	10.618872	2.81%	480
2006	10.161522	10.328144	1.64%	0
2005	10.287941	10.161522	-1.23%	0
2004	10.181373	10.287941	1.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	12,912
2009	8.846750	10.724769	21.23%	12,912
2008	12.088438	8.846750	-26.82%	12,912
2007	11.401552	12.088438	6.02%	12,912
2006	10.638142	11.401552	7.18%	12,912
2005*	10.000000	10.638142	6.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	8,738
2011	11.877674	11.472664	-3.41%	8,738
2010	10.622572	11.877674	11.82%	8,738
2009	8.449381	10.622572	25.72%	8,984
2008	12.856848	8.449381	-34.28%	9,083
2007	11.955939	12.856848	7.54%	9,556
2006	10.943211	11.955939	9.25%	9,658
2005*	10.000000	10.943211	9.43%	922
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	1,677
2010	13.921125	16.223362	16.54%	481
2009	9.645606	13.921125	44.33%	1,123
2008	21.632225	9.645606	-55.41%	3,537
2007	15.188855	21.632225	42.42%	6,117
2006	13.316891	15.188855	14.06%	6,016
2005*	10.000000	13.316891	33.17%	5,802
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	440
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	403
2006	15.301338	17.948222	17.30%	1,470
2005	14.819023	15.301338	3.25%	1,470
2004	13.622069	14.819023	8.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0
2005	13.880736	14.323296	3.19%	359
2004	13.763249	13.880736	0.85%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	8,890
2011	12.088622	12.655223	4.69%	43,618
2010	11.493027	12.088622	5.18%	123,799
2009	10.177160	11.493027	12.93%	187,133
2008	10.779227	10.177160	-5.59%	179,583
2007	10.590479	10.779227	1.78%	208,255
2006	10.397935	10.590479	1.85%	106,877
2005	10.433491	10.397935	-0.34%	2,545
2004	10.239169	10.433491	1.90%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	1,227
2011	25.235136	22.002291	-12.81%	3,156
2010	20.068370	25.235136	25.75%	4,110
2009	14.682911	20.068370	36.68%	7,609
2008	24.860134	14.682911	-40.94%	7,734
2007	22.041575	24.860134	12.79%	8,736
2006	20.049309	22.041575	9.94%	6,656
2005	17.369523	20.049309	15.43%	5,013
2004	14.247191	17.369523	21.92%	1,011
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
2004	14.701409	16.292325	10.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	250
2011	12.546297	10.136764	-19.21%	246
2010	11.369970	12.546297	10.35%	221
2009	9.212193	11.369970	23.42%	214
2008	16.804895	9.212193	-45.18%	201
2007	14.680445	16.804895	14.47%	1,589
2006	12.740304	14.680445	15.23%	514
2005	10.970005	12.740304	16.14%	0
2004*	10.000000	10.970005	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0
2005	18.409756	18.442873	0.18%	0
2004	16.535416	18.409756	11.34%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	1,503
2010	10.230415	11.273453	10.20%	3,273
2009	7.714445	10.230415	32.61%	420
2008	11.213757	7.714445	-31.21%	420
2007	11.052167	11.213757	1.46%	420
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.689108	17.178468	9.49%	1,081
2011	15.133402	15.689108	3.67%	2,284
2010	12.825770	15.133402	17.99%	12,593
2009	11.175941	12.825770	14.76%	15,108
2008	15.675886	11.175941	-28.71%	15,592
2007	16.473253	15.675886	-4.84%	16,253
2006	14.380383	16.473253	14.55%	18,950
2005	14.215839	14.380383	1.16%	18,021
2004	13.095257	14.215839	8.56%	10,131
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	2,062
2011	20.884584	19.657896	-5.87%	8,571
2010	16.653826	20.884584	25.40%	22,576
2009	13.184473	16.653826	26.31%	33,970
2008	20.127009	13.184473	-34.49%	3,405
2007	21.084166	20.127009	-4.54%	207
2006	18.427835	21.084166	14.41%	59
2005	17.322439	18.427835	6.38%	91
2004	14.313081	17.322439	21.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.711750	16.280249	10.66%	0
2011	17.877473	14.711750	-17.71%	0
2010	15.554941	17.877473	14.93%	0
2009	9.212922	15.554941	68.84%	0
2008	19.905068	9.212922	-53.72%	1,788
2007	15.816268	19.905068	25.85%	3,334
2006	12.617120	15.816268	25.36%	3,654
2005*	10.000000	12.617120	26.17%	3,659

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
2005	15.855521	17.084693	7.75%	0
2004	13.677756	15.855521	15.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.988951	13.870621	15.70%	354
2011	13.723835	11.988951	-12.64%	1,425
2010	12.944119	13.723835	6.02%	1,307
2009	9.646873	12.944119	34.18%	2,408
2008	16.548671	9.646873	-41.71%	76,017
2007	14.658705	16.548671	12.89%	38,469
2006	12.339275	14.658705	18.80%	29,315
2005	11.455300	12.339275	7.72%	2,714
2004*	10.000000	11.455300	14.55%	1,451
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	0
2011	15.736437	15.263302	-3.01%	0
2010	14.067416	15.736437	11.86%	0
2009	12.119161	14.067416	16.08%	0
2008	11.667598	12.119161	3.87%	0
2007	10.745897	11.667598	8.58%	0
2006	9.736453	10.745897	10.37%	0
2005*	10.000000	9.736453	-2.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	0
2011	10.298226	8.908419	-13.50%	0
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	334
2010	11.789219	12.530308	6.29%	881
2009*	10.000000	11.789219	17.89%	1,852
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
2004	11.459039	12.136389	5.91%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	568
2010	17.449390	18.171475	4.14%	613
2009	12.219126	17.449390	42.80%	614
2008	22.436096	12.219126	-45.54%	614
2007	16.791689	22.436096	33.61%	107
2006	15.734038	16.791689	6.72%	0
2005	14.292242	15.734038	10.09%	0
2004	12.387775	14.292242	15.37%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
2004	14.310066	16.610606	16.08%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.020274	15.998582	14.11%	0
2011	14.282139	14.020274	-1.83%	0
2010	13.020922	14.282139	9.69%	0
2009	9.571679	13.020922	36.04%	0
2008	15.530665	9.571679	-38.37%	0
2007	14.304834	15.530665	8.57%	0
2006	13.630148	14.304834	4.95%	0
2005	13.370721	13.630148	1.94%	0
2004	12.544352	13.370721	6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	6,755
2011	16.191113	15.761758	-2.65%	27,813
2010	14.885481	16.191113	8.77%	70,038
2009	12.429695	14.885481	19.76%	81,573
2008	18.897248	12.429695	-34.22%	3,502
2007	17.960754	18.897248	5.21%	3,615
2006	15.238732	17.960754	17.86%	3,052
2005	14.634123	15.238732	4.13%	1,956
2004	13.031295	14.634123	12.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	237
2011	13.685425	13.450060	-1.72%	2,187
2010	12.366653	13.685425	10.66%	1,296
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	10,165
2011	9.805182	9.679028	-1.29%	30,092
2010	8.950048	9.805182	9.55%	26,066
2009	7.415149	8.950048	20.70%	19,232
2008	10.797061	7.415149	-31.32%	18,264
2007	10.402421	10.797061	3.79%	14,626
2006*	10.000000	10.402421	4.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	27,255
2011	10.480500	10.837297	3.40%	44,076
2010	10.110557	10.480500	3.66%	38,697
2009	9.217980	10.110557	9.68%	32,517
2008	10.457773	9.217980	-11.86%	19,262
2007	10.384612	10.457773	0.70%	15,828
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	490
2010	9.929560	10.808710	8.85%	470
2009	7.169940	9.929560	38.49%	491
2008	11.947796	7.169940	-39.99%	505
2007	10.683364	11.947796	11.84%	1,140
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	21,705
2011	9.565490	8.916863	-6.78%	22,971
2010	8.274989	9.565490	15.60%	24,110
2009	6.096694	8.274989	35.73%	24,840
2008	11.175007	6.096694	-45.44%	5,295
2007	10.212629	11.175007	9.42%	6,512
2006*	10.000000	10.212629	2.13%	2,592
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	36,702
2011	8.189432	7.830551	-4.38%	58,936
2010	7.545396	8.189432	8.54%	53,795
2009	5.903354	7.545396	27.82%	44,875
2008	9.746269	5.903354	-39.43%	19,326
2007*	10.000000	9.746269	-2.54%	15,772
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
2005	12.766844	12.783973	0.13%	0
2004	11.856822	12.766844	7.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	0
2011	12.602795	12.795478	1.53%	869
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	2,076
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	3,642
2011	14.763659	14.071359	-4.69%	9,024
2010	13.075858	14.763659	12.91%	19,968
2009	10.423428	13.075858	25.45%	14,562
2008	16.977195	10.423428	-38.60%	27,694
2007	17.825916	16.977195	-4.76%	77,759
2006	15.771695	17.825916	13.02%	67,960
2005	15.512473	15.771695	1.67%	9,295
2004	13.546787	15.512473	14.51%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	12,073
2011	9.440831	8.931994	-5.39%	40,704
2010	7.812308	9.440831	20.85%	105,451
2009	6.085201	7.812308	28.38%	172,800
2008*	10.000000	6.085201	-39.15%	196,350
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	124,793
2011	9.959791	9.610103	-3.51%	246,861
2010	9.223900	9.959791	7.98%	246,349
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	26,667
2011	9.548087	9.016475	-5.57%	26,670
2010	8.686563	9.548087	9.92%	26,673
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	19,764
2011	10.407724	10.322914	-0.81%	43,425
2010	9.964165	10.407724	4.45%	32,570
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	72,337
2011	9.754667	9.317957	-4.48%	72,461
2010	8.955653	9.754667	8.92%	207,978
2009	7.509050	8.955653	19.26%	10,892
2008*	10.000000	7.509050	-24.91%	10,892
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	1,698
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	27,217
2010	10.383519	10.843428	4.43%	84,375
2009	9.777090	10.383519	6.20%	130,973
2008*	10.000000	9.777090	-2.23%	4,121
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	2,040
2008*	10.000000	9.782878	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0
2004	16.592292	19.543748	17.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	0
2011	21.426956	16.221747	-24.29%	361
2010	18.904761	21.426956	13.34%	361
2009	11.852392	18.904761	59.50%	361
2008	28.763191	11.852392	-58.79%	1,565
2007	20.222258	28.763191	42.24%	2,346
2006	15.140838	20.222258	33.56%	2,318
2005	11.684242	15.140838	29.58%	1,939
2004*	10.000000	11.684242	16.84%	73
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	12,207
2011	11.716553	12.290923	4.90%	40,882
2010	11.433372	11.716553	2.48%	96,200
2009	11.384473	11.433372	0.43%	165,114
2008	10.806310	11.384473	5.35%	192,910
2007	10.312477	10.806310	4.79%	199,606
2006	10.202901	10.312477	1.07%	111,593
2005	10.102083	10.202901	1.00%	3,431
2004	10.003007	10.102083	0.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	635
2010	6.870228	7.592916	10.52%	591
2009	5.426594	6.870228	26.60%	597
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	98

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	10,340
2011	16.398041	15.407437	-6.04%	12,709
2010	14.626875	16.398041	12.11%	22,551
2009	11.757277	14.626875	24.41%	51,689
2008	19.035645	11.757277	-38.24%	55,528
2007	18.371568	19.035645	3.61%	57,656
2006	16.072489	18.371568	14.30%	83,219
2005	15.225350	16.072489	5.56%	73,779
2004	13.652762	15.225350	11.52%	256
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	25,257
2011	12.317334	12.153512	-1.33%	34,744
2010	11.468700	12.317334	7.40%	5,266
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	22,966
2011	12.001071	12.081680	0.67%	3,689
2010	11.588123	12.001071	3.56%	8,424
2009	10.862009	11.588123	6.68%	6,700
2008	11.818178	10.862009	-8.09%	6,700
2007	11.468347	11.818178	3.05%	6,700
2006	11.044797	11.468347	3.83%	6,700
2005	10.931075	11.044797	1.04%	0
2004	10.680075	10.931075	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	53,401
2011	14.331351	14.011054	-2.23%	143,796
2010	13.211670	14.331351	8.47%	966,020
2009	11.339064	13.211670	16.51%	1,258,122
2008	15.096021	11.339064	-24.89%	1,324,109
2007	14.610575	15.096021	3.32%	1,412,612
2006	13.415265	14.610575	8.91%	1,311,335
2005	13.020330	13.415265	3.03%	248,649
2004	12.154146	13.020330	7.13%	30,566

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	37,092
2011	15.616983	14.949262	-4.28%	60,736
2010	14.151761	15.616983	10.35%	118,826
2009	11.632622	14.151761	21.66%	160,262
2008	17.336966	11.632622	-32.90%	169,682
2007	16.701878	17.336966	3.80%	180,150
2006	14.908678	16.701878	12.03%	172,007
2005	14.236242	14.908678	4.72%	109,416
2004	12.986017	14.236242	9.63%	5,179
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	5,069
2011	13.232452	13.208920	-0.18%	63,260
2010	12.468141	13.232452	6.13%	123,580
2009	11.128173	12.468141	12.04%	139,194
2008	13.393572	11.128173	-16.91%	152,750
2007	12.938375	13.393572	3.52%	174,027
2006	12.200939	12.938375	6.04%	78,321
2005	11.939034	12.200939	2.19%	38,533
2004	11.392020	11.939034	4.80%	6
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	188
2011	13.633525	13.001498	-4.64%	4,851
2010	12.845949	13.633525	6.13%	17,673
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	1,467
2010	16.600993	20.490280	23.43%	1,470
2009	12.412237	16.600993	33.75%	520
2008	19.975938	12.412237	-37.86%	521
2007	18.992036	19.975938	5.18%	521
2006	17.670599	18.992036	7.48%	230
2005	16.116870	17.670599	9.64%	1,311
2004	14.239224	16.116870	13.19%	1,021
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	27,945
2010	9.979424	9.759894	-2.20%	52,409
2009	10.199628	9.979424	-2.16%	44,981
2008	10.219198	10.199628	-0.19%	32,997
2007	9.972402	10.219198	2.47%	71,965
2006	9.754214	9.972402	2.24%	29,122
2005	9.713854	9.754214	0.42%	3,056
2004	9.852427	9.713854	-1.41%	334

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	379
2011	12.618769	13.026591	3.23%	3,414
2010	11.667273	12.618769	8.16%	3,522
2009	9.591260	11.667273	21.64%	5,027
2008	11.857361	9.591260	-19.11%	3,808
2007	11.589519	11.857361	2.31%	2,195
2006	11.302647	11.589519	2.54%	0
2005	11.309640	11.302647	-0.06%	0
2004	10.854785	11.309640	4.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	18,451
2011	8.939901	7.902091	-11.61%	41,827
2010	8.031975	8.939901	11.30%	88,409
2009	6.033930	8.031975	33.11%	144,482
2008*	10.000000	6.033930	-39.66%	133,007
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
2004	13.696378	16.074152	17.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	0
2011	10.306562	8.426951	-18.24%	679
2010	9.955758	10.306562	3.52%	613
2009	7.861323	9.955758	26.64%	627
2008	15.011899	7.861323	-47.63%	51,392
2007	14.948158	15.011899	0.43%	62,967
2006	12.485805	14.948158	19.72%	36,561
2005	11.418380	12.485805	9.35%	1,355
2004*	10.000000	11.418380	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	5,931
2011	8.944253	8.465103	-5.36%	18,446
2010	7.927715	8.944253	12.82%	45,304
2009	6.266640	7.927715	26.51%	81,788
2008*	10.000000	6.266640	-37.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	585
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	7,299
2011	9.468588	8.848477	-6.55%	21,323
2010	7.655179	9.468588	23.69%	54,592
2009	6.177518	7.655179	23.92%	70,479
2008*	10.000000	6.177518	-38.22%	63,258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	9,732
2011	9.940108	9.496154	-4.47%	24,965
2010	8.495635	9.940108	17.00%	49,063
2009	6.658061	8.495635	27.60%	65,586
2008*	10.000000	6.658061	-33.42%	103,469
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	3,133
2006	15.946162	16.061803	0.73%	3,369
2005	15.133108	15.946162	5.37%	3,369
2004	13.672946	15.133108	10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
2005	19.027779	19.128017	0.53%	0
2004	16.629294	19.027779	14.42%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	11,669
2007	20.275718	20.202825	-0.36%	10,899
2006	18.550515	20.275718	9.30%	12,536
2005	16.933419	18.550515	9.55%	806
2004	14.576196	16.933419	16.17%	487
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	8,061
2011	13.306493	13.063558	-1.83%	26,079
2010	12.016606	13.306493	10.73%	70,287
2009	9.785982	12.016606	22.79%	100,964
2008	17.137937	9.785982	-42.90%	124,135
2007	16.243400	17.137937	5.51%	106,599
2006	14.645159	16.243400	10.91%	79,574
2005	13.988830	14.645159	4.69%	2,209
2004	13.058479	13.988830	7.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	3,382
2010	7.083961	8.994404	26.97%	3,680
2009	5.549924	7.083961	27.64%	3,402
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	2,216
2010	10.262637	10.279747	0.17%	2,381
2009	9.796941	10.262637	4.75%	2,616
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	12,772
2011	13.357126	11.440266	-14.35%	28,534
2010	12.842401	13.357126	4.01%	61,350
2009*	10.000000	12.842401	28.42%	95,765
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.948883	11.527522	15.87%	0
2011	11.603282	9.948883	-14.26%	0
2010	9.723385	11.603282	19.33%	0
2009	7.391291	9.723385	31.55%	0
2008	14.110450	7.391291	-47.62%	393
2007	13.980419	14.110450	0.93%	81,834
2006	11.578406	13.980419	20.75%	63,141
2005*	10.000000	11.578406	15.78%	1,653

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.677955	9.900358	2.30%	180
2011	9.866572	9.677955	-1.91%	27,851
2010	9.582086	9.866572	2.97%	88,835
2009	8.645410	9.582086	10.83%	134,225
2008	10.211189	8.645410	-15.33%	216,816
2007	9.966578	10.211189	2.45%	227,120
2006	9.779236	9.966578	1.92%	128,685
2005	9.856350	9.779236	-0.78%	0
2004	10.000161	9.856350	-1.44%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
2004	13.473997	14.742745	9.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	677
2010	12.576121	15.110806	20.15%	666
2009	9.784205	12.576121	28.53%	971
2008	16.521247	9.784205	-40.78%	915
2007	15.699644	16.521247	5.23%	131,649
2006	14.117328	15.699644	11.21%	93,676
2005	13.507699	14.117328	4.51%	3,055
2004	12.192378	13.507699	10.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	0
2011	13.709433	12.269560	-10.50%	0
2010	12.118786	13.709433	13.13%	0
2009	8.890350	12.118786	36.31%	0
2008	15.239339	8.890350	-41.66%	0
2007	14.693804	15.239339	3.71%	0
2006	12.796845	14.693804	14.82%	0
2005	11.472268	12.796845	11.55%	0
2004*	10.000000	11.472268	14.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
2004	15.044342	17.491164	16.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	8,316
2011	13.997406	13.647025	-2.50%	26,725
2010	12.356512	13.997406	13.28%	76,816
2009	9.871159	12.356512	25.18%	102,660
2008	16.446107	9.871159	-39.98%	117,059
2007	16.147721	16.446107	1.85%	109,958
2006	14.386668	16.147721	12.24%	89,528
2005	13.910733	14.386668	3.42%	10,213
2004	13.031782	13.910733	6.74%	7,971
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	84
2011	19.843257	18.945064	-4.53%	222
2010	16.487767	19.843257	20.35%	215
2009	12.316200	16.487767	33.87%	221
2008	20.313975	12.316200	-39.37%	26,561
2007	21.066785	20.313975	-3.57%	18,869
2006	18.785740	21.066785	12.14%	12,690
2005	17.506257	18.785740	7.31%	380
2004	15.019254	17.506257	16.56%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	5,088
2011	11.196028	11.060744	-1.21%	13,006
2010	10.883488	11.196028	2.87%	33,831
2009*	10.000000	10.883488	8.83%	47,728

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
2004	12.242120	13.303242	8.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0
2004	12.610138	14.330153	13.64%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
2005	11.997140	12.401960	3.37%	0
2004	11.679205	11.997140	2.72%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	359
2010*	10.000000	10.480715	4.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	10,208
2009	9.504716	10.167618	6.97%	10,208
2008	10.853331	9.504716	-12.43%	143,876
2007	10.548345	10.853331	2.89%	157,617
2006	10.414131	10.548345	1.29%	93,060
2005	10.244725	10.414131	1.65%	12,192
2004	10.065212	10.244725	1.78%	10,208
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
2004	12.495350	13.452188	7.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.721961	13.329654	13.72%	0
2011	12.863376	11.721961	-8.87%	0
2010	11.707333	12.863376	9.87%	0
2009	9.421185	11.707333	24.27%	0
2008	15.504665	9.421185	-39.24%	0
2007	14.420201	15.504665	7.52%	0
2006	12.969307	14.420201	11.19%	0
2005	12.193670	12.969307	6.36%	0
2004	11.368998	12.193670	7.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.916416	12.067243	10.54%	0
2011	10.481640	10.916416	4.15%	0
2010	9.460035	10.481640	10.80%	0
2009	8.378023	9.460035	12.91%	0
2008	12.085284	8.378023	-30.68%	0
2007	11.486151	12.085284	5.22%	0
2006	10.472488	11.486151	9.68%	0
2005	10.198741	10.472488	2.68%	0
2004*	10.000000	10.198741	1.99%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.604451	13.662654	17.74%	0
2011	12.561035	11.604451	-7.62%	536
2010*	10.000000	12.561035	25.61%	536
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0
2008	14.787782	8.471187	-42.71%	0
2007	13.287197	14.787782	11.29%	0
2006	11.067143	13.287197	20.06%	0
2005	10.650494	11.067143	3.91%	0
2004*	10.000000	10.650494	6.50%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.827420	13.309384	3.76%	0
2011	12.108627	12.827420	5.94%	0
2010	11.566768	12.108627	4.68%	0
2009	10.560323	11.566768	9.53%	0
2008	10.545760	10.560323	0.14%	0
2007	10.155535	10.545760	3.84%	0
2006	10.001643	10.155535	1.54%	0
2005	10.035587	10.001643	-0.34%	0
2004*	10.000000	10.035587	0.36%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	0
2007	17.268719	17.698426	2.49%	0
2006	15.100376	17.268719	14.36%	0
2005	14.768184	15.100376	2.25%	0
2004	13.583697	14.768184	8.72%	0
2003*	10.000000	13.583697	35.84%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.102982	22.120795	15.80%	3,180
2011	21.385861	19.102982	-10.67%	10,186
2010	17.282343	21.385861	23.74%	9,351
2009	12.393425	17.282343	39.45%	3,897
2008	19.733575	12.393425	-37.20%	3,277
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
2004	14.681572	17.088763	16.40%	0
2003*	10.000000	14.681572	46.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.106022	13.756602	4.96%	16,723
2011	11.997664	13.106022	9.24%	68,298
2010	11.676054	11.997664	2.75%	78,528
2009	10.837755	11.676054	7.73%	43,465
2008	11.266200	10.837755	-3.80%	45,076
2007	10.527461	11.266200	7.02%	6,049
2006	10.600839	10.527461	-0.69%	0
2005	10.677319	10.600839	-0.72%	0
2004	10.323232	10.677319	3.43%	0
2003*	10.000000	10.323232	3.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	0
2006	15.026376	17.159051	14.19%	0
2005	14.706867	15.026376	2.17%	0
2004	13.364767	14.706867	10.04%	0
2003*	10.000000	13.364767	33.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	2,060
2011	13.593186	13.175924	-3.07%	5,963
2010	11.687865	13.593186	16.30%	6,146
2009	9.211612	11.687865	26.88%	7,093
2008	12.483546	9.211612	-26.21%	4,902
2007	13.090018	12.483546	-4.63%	2,710
2006	11.137716	13.090018	17.53%	0
2005*	10.000000	11.137716	11.38%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.567037	22.136555	13.13%	3,780
2011	19.904520	19.567037	-1.70%	7,014
2010	16.182730	19.904520	23.00%	7,101
2009	13.241435	16.182730	22.21%	2,830
2008	19.608616	13.241435	-32.47%	1,993
2007	20.194818	19.608616	-2.90%	965
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
2004	14.457054	17.224664	19.14%	0
2003*	10.000000	14.457054	44.57%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.110692	15.926800	12.87%	2,175
2011	14.204638	14.110692	-0.66%	5,461
2010	12.687047	14.204638	11.96%	4,978
2009	10.297195	12.687047	23.21%	4,303
2008	16.807245	10.297195	-38.73%	2,637
2007	16.378714	16.807245	2.62%	392
2006	14.543176	16.378714	12.62%	0
2005	14.245346	14.543176	2.09%	0
2004	13.206031	14.245346	7.87%	988
2003*	10.000000	13.206031	32.06%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.268266	16.436907	7.65%	1,836
2011	14.363631	15.268266	6.30%	8,814
2010	12.772412	14.363631	12.46%	7,353
2009	10.690091	12.772412	19.48%	6,714
2008	15.561767	10.690091	-31.31%	6,124
2007	14.900926	15.561767	4.43%	5,547
2006	13.116943	14.900926	13.60%	0
2005	12.887330	13.116943	1.78%	0
2004	12.580524	12.887330	2.44%	0
2003*	10.000000	12.580524	25.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
2004	13.684904	14.854584	8.55%	0
2003*	10.000000	13.684904	36.85%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
2004	12.869591	13.474483	4.70%	0
2003*	10.000000	12.869591	28.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.864524	12.692419	6.98%	7,700
2011	11.900010	11.864524	-0.30%	10,176
2010	11.242732	11.900010	5.85%	11,558
2009	9.572078	11.242732	17.45%	11,670
2008	10.592451	9.572078	-9.63%	13,407
2007	10.307744	10.592451	2.76%	8,379
2006	10.146617	10.307744	1.59%	0
2005	10.278083	10.146617	-1.28%	0
2004	10.176817	10.278083	1.00%	0
2003*	10.000000	10.176817	1.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	2,444
2011	11.770734	11.457282	-2.66%	5,441
2010	10.699212	11.770734	10.01%	5,444
2009	8.830182	10.699212	21.17%	6,690
2008	12.071974	8.830182	-26.85%	12,400
2007	11.391876	12.071974	5.97%	10,418
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	1,809
2010	10.597275	11.843328	11.76%	1,817
2009	8.433561	10.597275	25.66%	4,780
2008	12.839348	8.433561	-34.31%	4,790
2007	11.945798	12.839348	7.48%	5,340
2006	10.939506	11.945798	9.20%	0
2005*	10.000000	10.939506	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	545
2008	13.358960	8.073400	-39.57%	0
2007	12.304728	13.358960	8.57%	0
2006	11.146499	12.304728	10.39%	0
2005*	10.000000	11.146499	11.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.907849	15.912756	14.42%	3,377
2011	14.134775	13.907849	-1.61%	26,926
2010	12.582852	14.134775	12.33%	28,783
2009	9.910802	12.582852	26.96%	17,926
2008	17.730262	9.910802	-44.10%	16,030
2007	17.912718	17.730262	-1.02%	8,217
2006	15.278856	17.912718	17.24%	0
2005	14.804807	15.278856	3.20%	0
2004	13.615971	14.804807	8.73%	0
2003*	10.000000	13.615971	36.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.060446	15.722839	11.82%	2,061
2011	14.388086	14.060446	-2.28%	15,211
2010	11.883344	14.388086	21.08%	15,583
2009	9.500149	11.883344	25.09%	6,630
2008	18.445836	9.500149	-48.50%	4,946
2007	14.900231	18.445836	23.80%	2,583
2006	14.302283	14.900231	4.18%	0
2005	13.867441	14.302283	3.14%	0
2004	13.757097	13.867441	0.80%	1,013
2003*	10.000000	13.757097	37.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.597898	13.003797	3.22%	134,790
2011	12.039999	12.597898	4.63%	465,258
2010	11.452646	12.039999	5.13%	533,668
2009	10.146594	11.452646	12.87%	719,553
2008	10.752353	10.146594	-5.63%	697,939
2007	10.569510	10.752353	1.73%	556,858
2006	10.382638	10.569510	1.80%	0
2005	10.423463	10.382638	-0.39%	0
2004	10.234577	10.423463	1.85%	0
2003*	10.000000	10.234577	2.35%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.902676	24.526407	11.98%	11,355
2011	25.133719	21.902676	-12.86%	38,601
2010	19.997935	25.133719	25.68%	36,091
2009	14.638868	19.997935	36.61%	35,119
2008	24.798281	14.638868	-40.97%	34,460
2007	21.998042	24.798281	12.73%	18,778
2006	20.019919	21.998042	9.88%	191
2005	17.352899	20.019919	15.37%	0
2004	14.240827	17.352899	21.85%	447
2003*	10.000000	14.240827	42.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
2004	14.694842	16.276733	10.76%	0
2003*	10.000000	14.694842	46.95%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.097119	11.887767	17.73%	8,650
2011	12.503621	10.097119	-19.25%	19,329
2010	11.337081	12.503621	10.29%	17,032
2009	9.190244	11.337081	23.36%	9,717
2008	16.773464	9.190244	-45.21%	8,778
2007	14.660525	16.773464	14.41%	3,247
2006	12.729500	14.660525	15.17%	0
2005	10.966288	12.729500	16.08%	0
2004*	10.000000	10.966288	9.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	1,676
2007	20.884511	21.522738	3.06%	1,885
2006	18.415809	20.884511	13.41%	2,069
2005	18.392126	18.415809	0.13%	2,272
2004	16.528025	18.392126	11.28%	2,484
2003*	10.000000	16.528025	65.28%	2,649
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	4,516
2011	11.246606	11.256241	0.09%	10,308
2010	10.211260	11.246606	10.14%	10,812
2009	7.703927	10.211260	32.55%	11,130
2008	11.204194	7.703927	-31.24%	11,054
2007	11.048415	11.204194	1.41%	1,910
2006*	10.000000	11.048415	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
2007	16.440717	15.636875	-4.89%	0
2006	14.359300	16.440717	14.50%	0
2005	14.202226	14.359300	1.11%	0
2004	13.089401	14.202226	8.50%	0
2003*	10.000000	13.089401	30.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.568913	22.644824	15.72%	20,354
2011	20.800674	19.568913	-5.92%	81,296
2010	16.595382	20.800674	25.34%	78,812
2009	13.144924	16.595382	26.25%	109,976
2008	20.076917	13.144924	-34.53%	7,426
2007	21.042514	20.076917	-4.59%	4,646
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
2004	14.306677	17.305842	20.96%	0
2003*	10.000000	14.306677	43.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	125
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005*	10.000000	12.612849	26.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
2004	13.671628	15.840330	15.86%	0
2003*	10.000000	13.671628	36.72%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.942079	13.809315	15.64%	15,197
2011	13.677167	11.942079	-12.69%	42,778
2010	12.906696	13.677167	5.97%	39,794
2009	9.623909	12.906696	34.11%	38,894
2008	16.517742	9.623909	-41.74%	249,461
2007	14.638823	16.517742	12.84%	84,681
2006	12.328820	14.638823	18.74%	0
2005	11.451436	12.328820	7.66%	0
2004*	10.000000	11.451436	14.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005*	10.000000	9.733150	-2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.157251	1.57%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.903121	9.923764	11.46%	0
2011	10.297363	8.903121	-13.54%	0
2010*	10.000000	10.297363	2.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	794
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
2004	11.453904	12.124747	5.86%	0
2003*	10.000000	11.453904	14.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.463786	19.932075	21.07%	3,032
2011	18.098364	16.463786	-9.03%	16,028
2010	17.388066	18.098364	4.08%	14,296
2009	12.182412	17.388066	42.73%	12,865
2008	22.380155	12.182412	-45.57%	12,298
2007	16.758438	22.380155	33.55%	4,463
2006	15.710899	16.758438	6.67%	0
2005	14.278499	15.710899	10.03%	0
2004	12.382203	14.278499	15.31%	0
2003*	10.000000	12.382203	23.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
2004	14.303663	16.594691	16.02%	0
2003*	10.000000	14.303663	43.04%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.956785	15.917981	14.05%	0
2011	14.224723	13.956785	-1.88%	0
2010	12.975203	14.224723	9.63%	0
2009	9.542948	12.975203	35.97%	0
2008	15.491985	9.542948	-38.40%	0
2007	14.276544	15.491985	8.51%	0
2006	13.610137	14.276544	4.90%	0
2005	13.357900	13.610137	1.89%	0
2004	12.538735	13.357900	6.53%	0
2003*	10.000000	12.538735	25.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.690399	17.772394	13.27%	69,103
2011	16.126041	15.690399	-2.70%	264,789
2010	14.833232	16.126041	8.72%	271,033
2009	12.392403	14.833232	19.70%	288,014
2008	18.850203	12.392403	-34.26%	11,156
2007	17.925254	18.850203	5.16%	5,022
2006	15.216368	17.925254	17.80%	0
2005	14.620099	15.216368	4.08%	0
2004	13.025451	14.620099	12.24%	0
2003*	10.000000	13.025451	30.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	1,476
2011	10.681045	10.255587	-3.98%	2,601
2010*	10.000000	10.681045	6.81%	1,093
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.431733	15.025393	11.86%	21,609
2011	13.673759	13.431733	-1.77%	67,715
2010	12.362426	13.673759	10.61%	67,928
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	1,208,145
2011	9.781789	9.651009	-1.34%	2,270,199
2010	8.933259	9.781789	9.50%	2,443,761
2009	7.405025	8.933259	20.64%	2,489,832
2008	10.787854	7.405025	-31.36%	2,505,391
2007	10.398894	10.787854	3.74%	605,903
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	1,170,340
2011	10.455502	10.805947	3.35%	2,071,644
2010	10.091602	10.455502	3.61%	2,166,434
2009	9.205400	10.091602	9.63%	2,196,345
2008	10.448842	9.205400	-11.90%	2,374,278
2007	10.381087	10.448842	0.65%	701,012
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	7,488
2011	10.782936	9.559441	-11.35%	26,836
2010	9.910942	10.782936	8.80%	24,931
2009	7.160160	9.910942	38.42%	25,561
2008	11.937617	7.160160	-40.02%	25,551
2007	10.679747	11.937617	11.78%	13,598
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	19,168
2011	9.542654	8.891032	-6.83%	83,797
2010	8.259444	9.542654	15.54%	82,523
2009	6.088358	8.259444	35.66%	75,193
2008	11.165468	6.088358	-45.47%	70,930
2007	10.209164	11.165468	9.37%	35,594
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	1,511,502
2011	8.174079	7.811893	-4.43%	2,856,101
2010	7.535100	8.174079	8.48%	3,026,124
2009	5.898318	7.535100	27.75%	3,045,686
2008	9.742939	5.898318	-39.46%	3,006,980
2007*	10.000000	9.742939	-2.57%	678,737
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
2004	11.851518	12.754602	7.62%	0
2003*	10.000000	11.851518	18.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	1,019
2009	7.955693	11.360424	42.80%	1,187
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.007587	16.179644	15.51%	13,093
2011	14.704272	14.007587	-4.74%	32,177
2010	13.029918	14.704272	12.85%	32,296
2009	10.392120	13.029918	25.38%	11,080
2008	16.934889	10.392120	-38.63%	12,903
2007	17.790645	16.934889	-4.81%	116,967
2006	15.748527	17.790645	12.97%	0
2005	15.497598	15.748527	1.62%	0
2004	13.540723	15.497598	14.45%	0
2003*	10.000000	13.540723	35.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.393317	8.443224	14.20%	2,088
2011	8.561080	7.393317	-13.64%	2,257
2010	7.590196	8.561080	12.79%	2,000
2009	5.076314	7.590196	49.52%	2,014
2008*	10.000000	5.076314	-49.24%	2,038
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.915278	9.706187	8.87%	97,352
2011	9.427969	8.915278	-5.44%	356,513
2010	7.805641	9.427969	20.78%	369,959
2009	6.083121	7.805641	28.32%	613,034
2008*	10.000000	6.083121	-39.17%	646,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	719,155
2011	9.946216	9.592119	-3.56%	1,530,689
2010	9.216039	9.946216	7.92%	1,557,860
2009	7.868519	9.216039	17.13%	929,277
2008*	10.000000	7.868519	-21.31%	939,880

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	107,016
2011	9.535070	8.999579	-5.62%	155,951
2010	8.679150	9.535070	9.86%	170,358
2009	7.150952	8.679150	21.37%	126,527
2008*	10.000000	7.150952	-28.49%	126,546
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	114,274
2011	10.393550	10.303603	-0.87%	102,557
2010	9.955686	10.393550	4.40%	103,128
2009	9.011472	9.955686	10.48%	103,514
2008*	10.000000	9.011472	-9.89%	104,571
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	38,642
2011	9.741351	9.300488	-4.53%	35,371
2010	8.948011	9.741351	8.87%	35,913
2009	7.506482	8.948011	19.20%	3,682
2008*	10.000000	7.506482	-24.94%	3,686
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	4,248
2011	9.305852	8.671897	-6.81%	7,486
2010	8.401560	9.305852	10.76%	10,773
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	112,241
2011	10.109999	9.856291	-2.51%	155,885
2010	9.485717	10.109999	6.58%	173,874
2009	8.246084	9.485717	15.03%	112,670
2008*	10.000000	8.246084	-17.54%	98,147
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.246092	11.815009	5.06%	95,464
2011	10.828681	11.246092	3.85%	335,863
2010	10.374687	10.828681	4.38%	383,404
2009	9.773762	10.374687	6.15%	530,223
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	2,748
2011	11.763273	12.194752	3.67%	4,650
2010	11.130830	11.763273	5.68%	3,360
2009	9.779546	11.130830	13.82%	3,391
2008*	10.000000	9.779546	-2.20%	3,573

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0
2004	16.584878	19.525024	17.73%	0
2003*	10.000000	16.584878	65.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.158295	18.465771	14.28%	0
2011	21.354063	16.158295	-24.33%	0
2010	18.850081	21.354063	13.28%	0
2009	11.824161	18.850081	59.42%	0
2008	28.709434	11.824161	-58.81%	0
2007	20.194833	28.709434	42.16%	0
2006	15.128016	20.194833	33.49%	0
2005	11.680295	15.128016	29.52%	0
2004*	10.000000	11.680295	16.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.235311	12.324915	0.73%	111,608
2011	11.669486	12.235311	4.85%	361,062
2010	11.393262	11.669486	2.42%	414,295
2009	11.350338	11.393262	0.38%	616,713
2008	10.779417	11.350338	5.30%	707,509
2007	10.292093	10.779417	4.73%	546,612
2006	10.187930	10.292093	1.02%	0
2005	10.092398	10.187930	0.95%	0
2004	9.998525	10.092398	0.94%	0
2003*	10.000000	9.998525	-0.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	1,201
2011	7.582552	6.670992	-12.02%	4,580
2010	6.864350	7.582552	10.46%	3,070
2009	5.424728	6.864350	26.54%	3,172
2008*	10.000000	5.424728	-45.75%	2,609
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	1,716
2011	8.476116	7.220989	-14.81%	1,887
2010	8.073743	8.476116	4.98%	1,518
2009	6.422245	8.073743	25.72%	1,102
2008	11.545296	6.422245	-44.37%	1,080
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.337663	17.375986	13.29%	20,107
2011	16.332125	15.337663	-6.09%	38,732
2010	14.575520	16.332125	12.05%	29,901
2009	11.721990	14.575520	24.34%	33,483
2008	18.988244	11.721990	-38.27%	34,556
2007	18.335248	18.988244	3.56%	35,054
2006	16.048897	18.335248	14.25%	4,359
2005	15.210756	16.048897	5.51%	4,360
2004	13.646654	15.210756	11.46%	3,708
2003*	10.000000	13.646654	36.47%	1,562
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	72,331
2011	12.306842	12.136974	-1.38%	175,550
2010	11.464785	12.306842	7.34%	191,887
2009*	10.000000	11.464785	14.65%	2,918
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	6,396
2011	13.163898	12.747900	-3.16%	6,396
2010	12.020578	13.163898	9.51%	6,396
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.026976	12.364144	2.80%	54,613
2011	11.952821	12.026976	0.62%	24,609
2010	11.547439	11.952821	3.51%	24,763
2009	10.829416	11.547439	6.63%	24,914
2008	11.788746	10.829416	-8.14%	25,062
2007	11.445670	11.788746	3.00%	0
2006	11.028581	11.445670	3.78%	0
2005	10.920596	11.028581	0.99%	0
2004	10.675292	10.920596	2.30%	0
2003*	10.000000	10.675292	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.947620	15.107089	8.31%	463,175
2011	14.273746	13.947620	-2.28%	1,315,060
2010	13.165290	14.273746	8.42%	1,442,431
2009	11.305038	13.165290	16.46%	1,478,974
2008	15.058439	11.305038	-24.93%	1,554,487
2007	14.581696	15.058439	3.27%	879,518
2006	13.395569	14.581696	8.85%	71,512
2005	13.007846	13.395569	2.98%	80,169
2004	12.148707	13.007846	7.07%	45,576
2003*	10.000000	12.148707	21.49%	1,650

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.881569	16.547545	11.19%	56,767
2011	15.554198	14.881569	-4.32%	66,041
2010	14.102070	15.554198	10.30%	81,440
2009	11.597705	14.102070	21.59%	90,919
2008	17.293799	11.597705	-32.94%	134,977
2007	16.668854	17.293799	3.75%	101,574
2006	14.886787	16.668854	11.97%	33,021
2005	14.222590	14.886787	4.67%	33,383
2004	12.980195	14.222590	9.57%	19,549
2003*	10.000000	12.980195	29.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.149120	13.885904	5.60%	513,386
2011	13.179258	13.149120	-0.23%	1,448,692
2010	12.424366	13.179258	6.08%	1,570,164
2009	11.094772	12.424366	11.98%	1,601,430
2008	13.360214	11.094772	-16.96%	1,709,339
2007	12.912800	13.360214	3.46%	962,903
2006	12.183035	12.912800	5.99%	9,384
2005	11.927596	12.183035	2.14%	17,045
2004	11.386917	11.927596	4.75%	17,182
2003*	10.000000	11.386917	13.87%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.983783	15.028955	15.75%	12,359
2011	13.621899	12.983783	-4.68%	21,286
2010	12.841565	13.621899	6.08%	23,726
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.441996	22.324082	14.82%	1,278
2011	20.407894	19.441996	-4.73%	4,153
2010	16.542694	20.407894	23.36%	3,496
2009	12.374975	16.542694	33.68%	3,885
2008	19.926196	12.374975	-37.90%	3,678
2007	18.954496	19.926196	5.13%	2,191
2006	17.644672	18.954496	7.42%	0
2005	16.101426	17.644672	9.58%	0
2004	14.232843	16.101426	13.13%	0
2003*	10.000000	14.232843	42.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.502353	9.287976	-2.26%	72,168
2011	9.720467	9.502353	-2.24%	255,805
2010	9.944195	9.720467	-2.25%	276,704
2009	10.168821	9.944195	-2.21%	300,001
2008	10.193541	10.168821	-0.24%	241,512
2007	9.952481	10.193541	2.42%	278,437
2006	9.739697	9.952481	2.18%	0
2005	9.704345	9.739697	0.36%	0
2004	9.847816	9.704345	-1.46%	0
2003*	10.000000	9.847816	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.967670	14.227924	9.72%	18,662
2011	12.568101	12.967670	3.18%	56,074
2010	11.626353	12.568101	8.10%	59,750
2009	9.562503	11.626353	21.58%	43,965
2008	11.827858	9.562503	-19.15%	46,960
2007	11.566627	11.827858	2.26%	31,467
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
2004	10.849921	11.298800	4.14%	0
2003*	10.000000	10.849921	8.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.887311	8.905994	12.92%	88,381
2011	8.927730	7.887311	-11.65%	299,664
2010	8.025138	8.927730	11.25%	288,067
2009	6.031868	8.025138	33.05%	463,079
2008*	10.000000	6.031868	-39.68%	403,344
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
2004	13.691710	16.060464	17.30%	0
2003*	10.000000	13.691710	36.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	7,811
2011	10.271499	8.393992	-18.28%	22,047
2010	9.926964	10.271499	3.47%	19,533
2009	7.842591	9.926964	26.58%	19,324
2008	14.983816	7.842591	-47.66%	189,093
2007	14.927872	14.983816	0.37%	133,741
2006	12.475221	14.927872	19.66%	0
2005	11.414522	12.475221	9.29%	0
2004*	10.000000	11.414522	14.15%	650
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.449269	9.591730	13.52%	38,986
2011	8.932070	8.449269	-5.41%	154,361
2010	7.920966	8.932070	12.76%	163,156
2009	6.264498	7.920966	26.44%	235,455
2008*	10.000000	6.264498	-37.36%	272
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	4,185
2010	7.787385	8.582541	10.21%	4,538
2009	6.252676	7.787385	24.54%	3,767
2008*	10.000000	6.252676	-37.47%	2,093
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	46,656
2011	9.455697	8.831921	-6.60%	179,267
2010	7.648661	9.455697	23.63%	184,153
2009	6.175408	7.648661	23.86%	258,402
2008*	10.000000	6.175408	-38.25%	218,568
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	53,912
2011	9.926538	9.478359	-4.51%	202,278
2010	8.488366	9.926538	16.94%	206,559
2009	6.655774	8.488366	27.53%	226,548
2008*	10.000000	6.655774	-33.44%	348,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.209915	14.602568	10.54%	23
2011	13.630768	13.209915	-3.09%	3,805
2010	11.146051	13.630768	22.29%	3,725
2009	8.965269	11.146051	24.32%	4,029
2008	17.155884	8.965269	-47.74%	3,438
2007	16.030021	17.155884	7.02%	2,783
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
2004	13.666814	15.118582	10.62%	0
2003*	10.000000	13.666814	36.67%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.441219	21.685452	17.59%	25
2011	19.953008	18.441219	-7.58%	497
2010	16.139114	19.953008	23.63%	507
2009	13.118248	16.139114	23.03%	482
2008	19.824037	13.118248	-33.83%	421
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0
2004	16.621856	19.009541	14.36%	200
2003*	10.000000	16.621856	66.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.950396	20.217240	12.63%	1,288
2011	19.494072	17.950396	-7.92%	2,786
2010	15.956493	19.494072	22.17%	2,601
2009	12.142994	15.956493	31.40%	3,139
2008	20.152532	12.142994	-39.74%	10,319
2007	20.235659	20.152532	-0.41%	3,270
2006	18.523315	20.235659	9.24%	0
2005	16.917200	18.523315	9.49%	0
2004	14.569685	16.917200	16.11%	225
2003*	10.000000	14.569685	45.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.004390	14.471277	11.28%	60,196
2011	13.252999	13.004390	-1.88%	224,539
2010	11.974411	13.252999	10.68%	232,240
2009	9.756608	11.974411	22.73%	318,507
2008	17.095259	9.756608	-42.93%	409,538
2007	16.211278	17.095259	5.45%	219,286
2006	14.623648	16.211278	10.86%	0
2005	13.975414	14.623648	4.64%	0
2004	13.052629	13.975414	7.07%	0
2003*	10.000000	13.052629	30.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	24,757
2011	10.265736	10.165640	-0.98%	94,711
2010	10.253900	10.265736	0.12%	97,377
2009	9.793605	10.253900	4.70%	95,175
2008*	10.000000	9.793605	-2.06%	15,315

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	63,628
2011	13.345750	11.424689	-14.39%	213,198
2010	12.838018	13.345750	3.95%	192,231
2009*	10.000000	12.838018	28.38%	283,863
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.915028	11.482416	15.81%	0
2011	11.569705	9.915028	-14.30%	0
2010	9.700203	11.569705	19.27%	0
2009	7.377444	9.700203	31.48%	0
2008	14.091251	7.377444	-47.65%	144
2007	13.968579	14.091251	0.88%	164,470
2006	11.574497	13.968579	20.68%	0
2005*	10.000000	11.574497	15.74%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.634178	9.850521	2.25%	99,785
2011	9.826937	9.634178	-1.96%	333,398
2010	9.548473	9.826937	2.92%	368,316
2009	8.619490	9.548473	10.78%	504,518
2008	10.185777	8.619490	-15.38%	815,244
2007	9.946883	10.185777	2.40%	579,245
2006	9.764882	9.946883	1.86%	0
2005	9.846906	9.764882	-0.83%	0
2004	9.995678	9.846906	-1.49%	0
2003*	10.000000	9.995678	-0.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.021938	12.787396	6.37%	680
2011	12.429924	12.021938	-3.28%	746
2010	10.630901	12.429924	16.92%	758
2009	8.859696	10.630901	19.99%	765
2008	14.975331	8.859696	-40.84%	630
2007	15.243514	14.975331	-1.76%	605
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
2004	13.467966	14.728616	9.36%	0
2003*	10.000000	13.467966	34.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
2007	15.670271	16.481860	5.18%	288,365
2006	14.098104	15.670271	11.15%	0
2005	13.496185	14.098104	4.46%	0
2004	12.188212	13.496185	10.73%	0
2003*	10.000000	12.188212	21.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.221611	14.449399	18.23%	0
2011	13.662826	12.221611	-10.55%	0
2010	12.083757	13.662826	13.07%	0
2009	8.869191	12.083757	36.24%	0
2008	15.210864	8.869191	-41.69%	0
2007	14.673899	15.210864	3.66%	0
2006	12.786011	14.673899	14.77%	0
2005	11.468391	12.786011	11.49%	0
2004*	10.000000	11.468391	14.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
2004	15.037620	17.474413	16.20%	0
2003*	10.000000	15.037620	50.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.585193	15.484398	13.98%	57,105
2011	13.941099	13.585193	-2.55%	215,637
2010	12.313104	13.941099	13.22%	223,523
2009	9.841516	12.313104	25.11%	267,720
2008	16.405148	9.841516	-40.01%	386,032
2007	16.115779	16.405148	1.80%	227,538
2006	14.365531	16.115779	12.18%	0
2005	13.897389	14.365531	3.37%	0
2004	13.025936	13.897389	6.69%	0
2003*	10.000000	13.025936	30.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.859282	21.691322	15.02%	968
2011	19.763504	18.859282	-4.58%	2,599
2010	16.429893	19.763504	20.29%	2,530
2009	12.279250	16.429893	33.80%	2,946
2008	20.263408	12.279250	-39.40%	76,096
2007	21.025158	20.263408	-3.62%	44,344
2006	18.758181	21.025158	12.09%	201
2005	17.489490	18.758181	7.25%	0
2004	15.012537	17.489490	16.50%	0
2003*	10.000000	15.012537	50.13%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	39,480
2011	11.186479	11.045679	-1.26%	133,861
2010	10.879769	11.186479	2.82%	145,083
2009*	10.000000	10.879769	8.80%	161,945
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	930
2011*	10.000000	9.940075	-0.60%	3,989
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
2010	10.818124	12.095334	11.81%	0
2009	8.525513	10.818124	26.89%	0
2008	14.227984	8.525513	-40.08%	1,116
2007	15.492983	14.227984	-8.16%	1,178
2006	13.673036	15.492983	13.31%	1,224
2005	13.291895	13.673036	2.87%	1,259
2004	12.237939	13.291895	8.61%	1,276
2003*	10.000000	12.237939	22.38%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0
2004	12.605837	14.317960	13.58%	0
2003*	10.000000	12.605837	26.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	0
2007	12.765218	13.165195	3.13%	0
2006	12.385068	12.765218	3.07%	0
2005	11.986914	12.385068	3.32%	0
2004	11.675220	11.986914	2.67%	0
2003*	10.000000	11.675220	16.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.906004	11.640009	6.73%	1,965
2011	10.584401	10.906004	3.04%	3,405
2010	10.133021	10.584401	4.45%	3,620
2009	9.477206	10.133021	6.92%	3,563
2008	10.827458	9.477206	-12.47%	548,927
2007	10.528615	10.827458	2.84%	402,721
2006	10.399944	10.528615	1.24%	0
2005	10.235988	10.399944	1.60%	0
2004	10.061769	10.235988	1.73%	0
2003*	10.000000	10.061769	0.62%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
2004	12.488971	13.438445	7.60%	0
2003*	10.000000	12.488971	24.98%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.673178	-3.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.671854	13.265873	13.66%	0
2011	12.814928	11.671854	-8.92%	0
2010	11.669198	12.814928	9.82%	0
2009	9.395302	11.669198	24.20%	0
2008	15.469978	9.395302	-39.27%	0
2007	14.395339	15.469978	7.47%	0
2006	12.953556	14.395339	11.13%	0
2005	12.185075	12.953556	6.31%	0
2004	11.366799	12.185075	7.20%	0
2003*	10.000000	11.366799	13.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.876692	12.017174	10.49%	0
2011	10.448841	10.876692	4.09%	0
2010	9.435260	10.448841	10.74%	0
2009	8.360354	9.435260	12.86%	0
2008	12.065984	8.360354	-30.71%	0
2007	11.473704	12.065984	5.16%	0
2006	10.466466	11.473704	9.62%	0
2005	10.198082	10.466466	2.63%	0
2004*	10.000000	10.198082	1.98%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.595807	13.645489	17.68%	0
2011	12.558076	11.595807	-7.66%	0
2010*	10.000000	12.558076	25.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.577196	15.369918	5.44%	494
2011	15.630601	14.577196	-6.74%	5,060
2010	12.613155	15.630601	23.92%	4,677
2009	8.453326	12.613155	49.21%	0
2008	14.764178	8.453326	-42.74%	0
2007	13.272812	14.764178	11.24%	0
2006	11.060800	13.272812	20.00%	0
2005	10.649811	11.060800	3.86%	0
2004*	10.000000	10.649811	6.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.780782	13.254197	3.70%	0
2011	12.070754	12.780782	5.88%	0
2010	11.536487	12.070754	4.63%	0
2009	10.538065	11.536487	9.47%	0
2008	10.528914	10.538065	0.09%	0
2007	10.144527	10.528914	3.79%	0
2006	9.995901	10.144527	1.49%	0
2005	10.034942	9.995901	-0.39%	0
2004*	10.000000	10.034942	0.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
2005	14.754015	15.078192	2.20%	0
2004	13.577608	14.754015	8.66%	0
2003*	10.000000	13.577608	35.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
2004	14.674992	17.072377	16.34%	0
2003*	10.000000	14.674992	46.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0
2008	11.237420	10.804542	-3.85%	0
2007	10.505971	11.237420	6.96%	0
2006	10.584599	10.505971	-0.74%	0
2005	10.666402	10.584599	-0.77%	0
2004	10.317953	10.666402	3.38%	0
2003*	10.000000	10.317953	3.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
2005	14.692774	15.004311	2.12%	0
2004	13.358781	14.692774	9.99%	0
2003*	10.000000	13.358781	33.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
2008	12.466537	9.194334	-26.25%	0
2007	13.078908	12.466537	-4.68%	0
2006	11.133943	13.078908	17.47%	0
2005*	10.000000	11.133943	11.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	187
2010	16.125877	19.824469	22.94%	188
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
2007	20.154878	19.559767	-2.95%	0
2006	18.029765	20.154878	11.79%	0
2005	17.208156	18.029765	4.77%	0
2004	14.450589	17.208156	19.08%	0
2003*	10.000000	14.450589	44.51%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	332
2010	12.642499	14.147538	11.90%	332
2009	10.266291	12.642499	23.15%	332
2008	16.765403	10.266291	-38.77%	332
2007	16.346335	16.765403	2.56%	332
2006	14.521814	16.346335	12.56%	332
2005	14.231683	14.521814	2.04%	332
2004	13.200110	14.231683	7.81%	0
2003*	10.000000	13.200110	32.00%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	367
2010	12.727560	14.305876	12.40%	367
2009	10.657988	12.727560	19.42%	367
2008	15.522995	10.657988	-31.34%	367
2007	14.871448	15.522995	4.38%	367
2006	13.097671	14.871448	13.54%	367
2005	12.874963	13.097671	1.73%	367
2004	12.574887	12.874963	2.39%	0
2003*	10.000000	12.574887	25.75%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
2004	13.678782	14.840344	8.49%	0
2003*	10.000000	13.678782	36.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
2004	12.863838	13.461571	4.65%	0
2003*	10.000000	12.863838	28.64%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0
2007	10.287329	10.566036	2.71%	0
2006	10.131702	10.287329	1.54%	0
2005	10.268223	10.131702	-1.33%	0
2004	10.172250	10.268223	0.94%	0
2003*	10.000000	10.172250	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
2005*	10.000000	10.630924	6.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
2007	11.935664	12.821849	7.42%	0
2006	10.935802	11.935664	9.14%	0
2005*	10.000000	10.935802	9.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
2005*	10.000000	11.142720	11.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0
2007	15.163091	21.573326	42.28%	0
2006	13.307881	15.163091	13.94%	0
2005*	10.000000	13.307881	33.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	317
2010	12.538662	14.077935	12.28%	317
2009	9.881046	12.538662	26.90%	678
2008	17.686113	9.881046	-44.13%	2,031
2007	17.877300	17.686113	-1.07%	1,336
2006	15.256422	17.877300	17.18%	1,353
2005	14.790610	15.256422	3.15%	1,364
2004	13.609869	14.790610	8.68%	4,004
2003*	10.000000	13.609869	36.10%	967
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	342
2008	18.399897	9.471628	-48.52%	435
2007	14.870760	18.399897	23.73%	474
2006	14.281288	14.870760	4.13%	490
2005	13.854142	14.281288	3.08%	500
2004	13.750936	13.854142	0.75%	500
2003*	10.000000	13.750936	37.51%	456
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	1,445
2010	11.412454	11.991605	5.07%	1,592
2009	10.116151	11.412454	12.81%	1,773
2008	10.725576	10.116151	-5.68%	1,642
2007	10.548602	10.725576	1.68%	2,088
2006	10.367395	10.548602	1.75%	1,284
2005	10.413473	10.367395	-0.44%	1,290
2004	10.229990	10.413473	1.79%	261
2003*	10.000000	10.229990	2.30%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	243
2010	19.927699	25.032679	25.62%	243
2009	14.594916	19.927699	36.54%	243
2008	24.736512	14.594916	-41.00%	844
2007	21.954539	24.736512	12.67%	1,716
2006	19.990528	21.954539	9.82%	1,210
2005	17.336262	19.990528	15.31%	1,210
2004	14.234449	17.336262	21.79%	967
2003*	10.000000	14.234449	42.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
2005	16.261101	18.872516	16.06%	0
2004	14.688244	16.261101	10.71%	0
2003*	10.000000	14.688244	46.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	0
2011	12.461106	10.057640	-19.29%	0
2010	11.304309	12.461106	10.23%	0
2009	9.168371	11.304309	23.30%	0
2008	16.742107	9.168371	-45.24%	0
2007	14.640636	16.742107	14.35%	0
2006	12.718704	14.640636	15.11%	0
2005	10.962580	12.718704	16.02%	0
2004*	10.000000	10.962580	9.63%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
2007	20.843249	21.469174	3.00%	0
2006	18.388802	20.843249	13.35%	0
2005	18.374502	18.388802	0.08%	0
2004	16.520633	18.374502	11.22%	0
2003*	10.000000	16.520633	65.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
2006*	10.000000	11.044680	10.45%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	338
2010	12.735864	15.011971	17.87%	338
2009	11.108969	12.735864	14.64%	338
2008	15.597923	11.108969	-28.78%	353
2007	16.408204	15.597923	-4.94%	476
2006	14.338212	16.408204	14.44%	1,336
2005	14.188607	14.338212	1.05%	1,359
2004	13.083537	14.188607	8.45%	5,603
2003*	10.000000	13.083537	30.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	285
2010	16.537081	20.717010	25.28%	273
2009	13.105461	16.537081	26.18%	410
2008	20.026926	13.105461	-34.56%	0
2007	21.000927	20.026926	-4.64%	0
2006	18.373806	21.000927	14.30%	0
2005	17.289265	18.373806	6.27%	0
2004	14.300269	17.289265	20.90%	0
2003*	10.000000	14.300269	43.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.611780	16.153041	10.55%	0
2011	17.774151	14.611780	-17.79%	0
2010	15.480849	17.774151	14.81%	0
2009	9.178418	15.480849	68.67%	0
2008	19.850900	9.178418	-53.76%	0
2007	15.789451	19.850900	25.72%	0
2006	12.608573	15.789451	25.23%	0
2005*	10.000000	12.608573	26.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
2004	13.665513	15.825148	15.80%	0
2003*	10.000000	13.665513	36.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.895362	13.748235	15.58%	0
2011	13.630637	11.895362	-12.73%	0
2010	12.869360	13.630637	5.92%	0
2009	9.600976	12.869360	34.04%	0
2008	16.486849	9.600976	-41.77%	1,162
2007	14.618971	16.486849	12.78%	895
2006	12.318381	14.618971	18.68%	510
2005	11.447566	12.318381	7.61%	627
2004*	10.000000	11.447566	14.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	0
2011	15.645548	15.159661	-3.11%	0
2010	14.000466	15.645548	11.75%	0
2009	12.073830	14.000466	15.96%	0
2008	11.635851	12.073830	3.76%	0
2007	10.727678	11.635851	8.47%	0
2006	9.729853	10.727678	10.26%	0
2005*	10.000000	9.729853	-2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	0
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.673405	-3.27%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
2005	12.113119	12.742004	5.19%	0
2004	11.448775	12.113119	5.80%	0
2003*	10.000000	11.448775	14.49%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
2007	16.725332	22.324473	33.48%	0
2006	15.687863	16.725332	6.61%	0
2005	14.264830	15.687863	9.98%	0
2004	12.376674	14.264830	15.26%	0
2003*	10.000000	12.376674	23.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
2004	14.297256	16.578769	15.96%	0
2003*	10.000000	14.297256	42.97%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.893572	15.837769	13.99%	0
2011	14.167527	13.893572	-1.93%	0
2010	12.929647	14.167527	9.57%	0
2009	9.514304	12.929647	35.90%	0
2008	15.453408	9.514304	-38.43%	0
2007	14.248328	15.453408	8.46%	0
2006	13.590161	14.248328	4.84%	0
2005	13.345092	13.590161	1.84%	0
2004	12.533128	13.345092	6.48%	0
2003*	10.000000	12.533128	25.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	0
2011	16.061210	15.619350	-2.75%	1,185
2010	14.781145	16.061210	8.66%	1,195
2009	12.355204	14.781145	19.63%	1,151
2008	18.803264	12.355204	-34.29%	318
2007	17.889816	18.803264	5.11%	318
2006	15.194031	17.889816	17.74%	318
2005	14.606086	15.194031	4.03%	318
2004	13.019620	14.606086	12.19%	0
2003*	10.000000	13.019620	30.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	0
2011*	10.000000	9.018805	-9.81%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	0
2011	13.662112	13.413445	-1.82%	301
2010	12.358219	13.662112	10.55%	301
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	722
2011	9.758453	9.623060	-1.39%	742
2010	8.916511	9.758453	9.44%	753
2009	7.394927	8.916511	20.58%	757
2008	10.778659	7.394927	-31.39%	0
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.395373	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	696
2011	10.430566	10.774671	3.30%	659
2010	10.072682	10.430566	3.55%	648
2009	9.192839	10.072682	9.57%	648
2008	10.439925	9.192839	-11.95%	0
2007	10.377569	10.439925	0.60%	0
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	226
2007	10.205698	11.155936	9.31%	210
2006*	10.000000	10.205698	2.06%	223
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	910
2011	8.158742	7.793253	-4.48%	938
2010	7.524809	8.158742	8.42%	937
2009	5.893277	7.524809	27.68%	931
2008	9.739606	5.893277	-39.49%	0
2007*	10.000000	9.739606	-2.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
2007	13.774706	13.878013	0.75%	0
2006	12.746458	13.774706	8.07%	0
2005	12.742365	12.746458	0.03%	0
2004	11.846198	12.742365	7.57%	0
2003*	10.000000	11.846198	18.46%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	0
2011	12.529979	12.708581	1.43%	0
2010	11.333336	12.529979	10.56%	0
2009	7.940779	11.333336	42.72%	0
2008	11.304100	7.940779	-29.75%	0
2007	11.216305	11.304100	0.78%	0
2006	10.379470	11.216305	8.06%	0
2005*	10.000000	10.379470	3.79%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	0
2011	14.645164	13.944169	-4.79%	748
2010	12.984174	14.645164	12.79%	748
2009	10.360937	12.984174	25.32%	526
2008	16.892731	10.360937	-38.67%	2,235
2007	17.755498	16.892731	-4.86%	2,916
2006	15.725424	17.755498	12.91%	1,964
2005	15.482762	15.725424	1.57%	2,194
2004	13.534669	15.482762	14.39%	1,009
2003*	10.000000	13.534669	35.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	1,516
2010	7.798987	9.415105	20.72%	1,551
2009	6.081035	7.798987	28.25%	1,822
2008*	10.000000	6.081035	-39.19%	2,070

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	2,969
2010	9.208171	9.932656	7.87%	3,154
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
2008*	10.000000	6.787876	-32.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	306
2010	10.365838	10.813910	4.32%	357
2009	9.770424	10.365838	6.09%	483
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0
2004	16.577470	19.506334	17.67%	0
2003*	10.000000	16.577470	65.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	0
2011	21.281426	16.095099	-24.37%	0
2010	18.795548	21.281426	13.23%	0
2009	11.795989	18.795548	59.34%	0
2008	28.655761	11.795989	-58.84%	0
2007	20.167432	28.655761	42.09%	0
2006	15.115197	20.167432	33.42%	0
2005	11.676345	15.115197	29.45%	0
2004*	10.000000	11.676345	16.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	924
2010	11.353241	11.622557	2.37%	1,045
2009	11.316250	11.353241	0.33%	1,222
2008	10.752526	11.316250	5.24%	1,449
2007	10.271709	10.752526	4.68%	1,476
2006	10.172939	10.271709	0.97%	903
2005	10.082699	10.172939	0.89%	906
2004	9.994036	10.082699	0.89%	269
2003*	10.000000	9.994036	-0.06%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	1,020
2011	16.266448	15.268197	-6.14%	6,456
2010	14.524317	16.266448	11.99%	6,458
2009	11.686794	14.524317	24.28%	9,139
2008	18.940954	11.686794	-38.30%	10,742
2007	18.299007	18.940954	3.51%	20,231
2006	16.025349	18.299007	14.19%	33,947
2005	15.196187	16.025349	5.46%	33,950
2004	13.640553	15.196187	11.40%	11,663
2003*	10.000000	13.640553	36.41%	7,291
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
2005	10.910111	11.012370	0.94%	0
2004	10.670507	10.910111	2.25%	0
2003*	10.000000	10.670507	6.71%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	4,872
2011	14.216316	13.884408	-2.33%	24,662
2010	13.119027	14.216316	8.36%	21,206
2009	11.271078	13.119027	16.40%	25,765
2008	15.020895	11.271078	-24.96%	37,716
2007	14.552819	15.020895	3.22%	41,816
2006	13.375868	14.552819	8.80%	50,241
2005	12.995346	13.375868	2.93%	51,666
2004	12.143248	12.995346	7.02%	29,387
2003*	10.000000	12.143248	21.43%	10,466
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	44,959
2011	15.491667	14.814165	-4.37%	67,307
2010	14.052561	15.491667	10.24%	68,436
2009	11.562898	14.052561	21.53%	61,772
2008	17.250735	11.562898	-32.97%	74,766
2007	16.635903	17.250735	3.70%	87,075
2006	14.864940	16.635903	11.91%	92,976
2005	14.208967	14.864940	4.62%	71,603
2004	12.974386	14.208967	9.52%	27,347
2003*	10.000000	12.974386	29.74%	10,397
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	25,606
2011	13.126252	13.089553	-0.28%	17,823
2010	12.380722	13.126252	6.02%	19,160
2009	11.061455	12.380722	11.93%	19,161
2008	13.326911	11.061455	-17.00%	0
2007	12.887234	13.326911	3.41%	0
2006	12.165117	12.887234	5.94%	0
2005	11.916137	12.165117	2.09%	10,226
2004	11.381802	11.916137	4.69%	0
2003*	10.000000	11.381802	13.82%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	0
2011	13.610303	12.966115	-4.73%	328
2010	12.837189	13.610303	6.02%	328
2009*	10.000000	12.837189	28.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	0
2011	20.325826	19.353925	-4.78%	275
2010	16.484590	20.325826	23.30%	275
2009	12.337819	16.484590	33.61%	275
2008	19.876563	12.337819	-37.93%	526
2007	18.917010	19.876563	5.07%	526
2006	17.618761	18.917010	7.37%	526
2005	16.085989	17.618761	9.53%	526
2004	14.226488	16.085989	13.07%	251
2003*	10.000000	14.226488	42.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	2,257
2011	9.681179	9.459122	-2.29%	2,260
2010	9.909073	9.681179	-2.30%	3,938
2009	10.138094	9.909073	-2.26%	15,887
2008	10.167942	10.138094	-0.29%	13,222
2007	9.932596	10.167942	2.37%	13,259
2006	9.725197	9.932596	2.13%	31
2005	9.694844	9.725197	0.31%	139
2004	9.843208	9.694844	-1.51%	0
2003*	10.000000	9.843208	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0
2008	11.798369	9.533781	-19.19%	14
2007	11.543724	11.798369	2.21%	128
2006	11.269480	11.543724	2.43%	220
2005	11.287951	11.269480	-0.16%	242
2004	10.845052	11.287951	4.08%	242
2003*	10.000000	10.845052	8.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	2,098
2010	8.018277	8.915532	11.19%	1,986
2009	6.029803	8.018277	32.98%	1,794
2008*	10.000000	6.029803	-39.70%	1,982

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0
2005	16.046770	17.526693	9.22%	0
2004	13.687034	16.046770	17.24%	0
2003*	10.000000	13.687034	36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	0
2011	10.236539	8.361143	-18.32%	0
2010	9.898230	10.236539	3.42%	0
2009	7.823905	9.898230	26.51%	0
2008	14.955775	7.823905	-47.69%	613
2007	14.907610	14.955775	0.32%	962
2006	12.464647	14.907610	19.60%	504
2005	11.410668	12.464647	9.24%	631
2004*	10.000000	11.410668	14.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	1,128
2010	7.914192	8.919870	12.71%	1,157
2009	6.262350	7.914192	26.38%	2,616
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	395
2010	7.780740	8.570841	10.15%	395
2009	6.250529	7.780740	24.48%	395
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	892
2010	7.642125	9.442793	23.56%	909
2009	6.173291	7.642125	23.79%	1,493
2008*	10.000000	6.173291	-38.27%	658
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	1,194
2010	8.481138	9.913010	16.88%	1,200
2009	6.653502	8.481138	27.47%	1,125
2008*	10.000000	6.653502	-33.46%	1,455

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0
2007	15.998343	17.113159	6.97%	0
2006	15.899389	15.998343	0.62%	0
2005	15.104108	15.899389	5.27%	0
2004	13.660706	15.104108	10.57%	0
2003*	10.000000	13.660706	36.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0
2008	19.774663	13.078860	-33.86%	9
2007	21.820354	19.774663	-9.38%	78
2006	19.071913	21.820354	14.41%	135
2005	18.991325	19.071913	0.42%	148
2004	16.614418	18.991325	14.31%	148
2003*	10.000000	16.614418	66.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	106
2007	20.195647	20.102337	-0.46%	106
2006	18.496109	20.195647	9.19%	132
2005	16.900974	18.496109	9.44%	125
2004	14.563156	16.900974	16.05%	0
2003*	10.000000	14.563156	45.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	1,105
2010	11.932366	13.199707	10.62%	1,131
2009	9.727310	11.932366	22.67%	1,293
2008	17.052689	9.727310	-42.96%	1,550
2007	16.179237	17.052689	5.40%	1,393
2006	14.602188	16.179237	10.80%	877
2005	13.962018	14.602188	4.59%	933
2004	13.046787	13.962018	7.01%	0
2003*	10.000000	13.046787	30.47%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	1,445
2010	12.833644	13.334389	3.90%	1,284
2009*	10.000000	12.833644	28.34%	1,458
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.881236	11.437423	15.75%	0
2011	11.536178	9.881236	-14.35%	0
2010	9.677042	11.536178	19.21%	0
2009	7.363603	9.677042	31.42%	0
2008	14.072032	7.363603	-47.67%	0
2007	13.956703	14.072032	0.83%	1,271
2006	11.570562	13.956703	20.62%	1,017
2005*	10.000000	11.570562	15.71%	1,043
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	244
2008	10.160396	8.593607	-15.42%	815
2007	9.927203	10.160396	2.35%	1,081
2006	9.750532	9.927203	1.81%	481
2005	9.837446	9.750532	-0.88%	0
2004	9.991187	9.837446	-1.54%	0
2003*	10.000000	9.991187	-0.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.967477	12.722947	6.31%	0
2011	12.379929	11.967477	-3.33%	0
2010	10.593558	12.379929	16.86%	0
2009	8.833096	10.593558	19.93%	0
2008	14.938033	8.833096	-40.87%	0
2007	15.213377	14.938033	-1.81%	0
2006	14.793639	15.213377	2.84%	0
2005	14.714497	14.793639	0.54%	0
2004	13.461934	14.714497	9.30%	0
2003*	10.000000	13.461934	34.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	7,951
2008	16.442567	9.727621	-40.84%	7,951
2007	15.640952	16.442567	5.13%	9,615
2006	14.078903	15.640952	11.09%	5,735
2005	13.484673	14.078903	4.41%	1,054
2004	12.184056	13.484673	10.67%	0
2003*	10.000000	12.184056	21.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	0
2011	13.616322	12.173795	-10.59%	0
2010	12.048779	13.616322	13.01%	0
2009	8.848051	12.048779	36.17%	0
2008	15.182394	8.848051	-41.72%	0
2007	14.653968	15.182394	3.61%	0
2006	12.775168	14.653968	14.71%	0
2005	11.464515	12.775168	11.43%	0
2004*	10.000000	11.464515	14.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
2005	17.457662	19.455643	11.44%	0
2004	15.030884	17.457662	16.15%	0
2003*	10.000000	15.030884	50.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.133155	1.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	1,460
2010	12.269861	13.885036	13.16%	1,488
2009	9.811972	12.269861	25.05%	1,544
2008	16.364280	9.811972	-40.04%	1,598
2007	16.083909	16.364280	1.74%	1,559
2006	14.344443	16.083909	12.13%	1,285
2005	13.884059	14.344443	3.32%	1,283
2004	13.020103	13.884059	6.64%	1,566
2003*	10.000000	13.020103	30.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	417
2007	20.983612	20.212960	-3.67%	274
2006	18.730671	20.983612	12.03%	182
2005	17.472746	18.730671	7.20%	124
2004	15.005824	17.472746	16.44%	0
2003*	10.000000	15.005824	50.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	540
2010	10.876049	11.176939	2.77%	586
2009*	10.000000	10.876049	8.76%	560
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
2005	13.280570	13.654420	2.82%	0
2004	12.233767	13.280570	8.56%	0
2003*	10.000000	12.233767	22.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0
2004	12.601537	14.305748	13.52%	0
2003*	10.000000	12.601537	26.02%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
2005	11.976695	12.368215	3.27%	0
2004	11.671236	11.976695	2.62%	0
2003*	10.000000	11.671236	16.71%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	628
2007	10.508882	10.801613	2.79%	1,169
2006	10.385759	10.508882	1.19%	512
2005	10.227246	10.385759	1.55%	497
2004	10.058336	10.227246	1.68%	0
2003*	10.000000	10.058336	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
2004	12.482592	13.424716	7.55%	0
2003*	10.000000	12.482592	24.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.669858	-3.30%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.621944	13.202380	13.60%	0
2011	12.766648	11.621944	-8.97%	0
2010	11.631181	12.766648	9.76%	0
2009	9.369486	11.631181	24.14%	0
2008	15.435413	9.369486	-39.30%	0
2007	14.370562	15.435413	7.41%	0
2006	12.937852	14.370562	11.07%	0
2005	12.176507	12.937852	6.25%	0
2004	11.364611	12.176507	7.14%	0
2003*	10.000000	11.364611	13.65%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.837140	11.967338	10.43%	0
2011	10.416153	10.837140	4.04%	0
2010	9.410555	10.416153	10.69%	0
2009	8.342727	9.410555	12.80%	0
2008	12.046716	8.342727	-30.75%	0
2007	11.461272	12.046716	5.11%	0
2006	10.460463	11.461272	9.57%	0
2005	10.197428	10.460463	2.58%	0
2004*	10.000000	10.197428	1.97%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.587153	13.628306	17.62%	0
2011	12.555126	11.587153	-7.71%	0
2010*	10.000000	12.555126	25.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0
2008	14.740596	8.435497	-42.77%	0
2007	13.258421	14.740596	11.18%	0
2006	11.054454	13.258421	19.94%	0
2005	10.649127	11.054454	3.81%	0
2004*	10.000000	10.649127	6.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.734278	13.199195	3.65%	0
2011	12.032981	12.734278	5.83%	0
2010	11.506275	12.032981	4.58%	0
2009	10.515844	11.506275	9.42%	0
2008	10.512089	10.515844	0.04%	0
2007	10.133529	10.512089	3.74%	0
2006	9.990160	10.133529	1.44%	0
2005	10.034297	9.990160	-0.44%	0
2004*	10.000000	10.034297	0.34%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
2006	15.056052	17.200484	14.24%	0
2005	14.739868	15.056052	2.15%	0
2004	13.571529	14.739868	8.61%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	143
2010	17.161136	21.214186	23.62%	635
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	-37.26%	0
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
2004	14.668433	17.056004	16.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.082088	0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	947
2010	11.592697	11.899828	2.65%	2,108
2009	10.771404	11.592697	7.62%	820
2008	11.208694	10.771404	-3.90%	6,155
2007	10.484510	11.208694	6.91%	1,418
2006	10.568371	10.484510	-0.79%	1,653
2005	10.655487	10.568371	-0.82%	1,778
2004	10.312673	10.655487	3.32%	1,467
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
2005	14.678696	14.982286	2.07%	0
2004	13.352802	14.678696	9.93%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	2,030
2010	11.632166	13.514572	16.18%	3,016
2009	9.177100	11.632166	26.75%	4,884
2008	12.449547	9.177100	-26.29%	4,236
2007	13.067810	12.449547	-4.73%	0
2006	11.130171	13.067810	17.41%	0
2005*	10.000000	11.130171	11.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	10
2010	16.069221	19.744723	22.87%	37
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
2007	20.115008	19.511021	-3.00%	0
2006	18.003287	20.115008	11.73%	0
2005	17.191656	18.003287	4.72%	0
2004	14.444121	17.191656	19.02%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.983105	15.766615	12.75%	0
2011	14.090582	13.983105	-0.76%	0
2010	12.598052	14.090582	11.85%	1,817
2009	10.235430	12.598052	23.08%	1,817
2008	16.723589	10.235430	-38.80%	2,449
2007	16.313974	16.723589	2.51%	2,449
2006	14.500481	16.313974	12.51%	2,520
2005	14.218015	14.500481	1.99%	2,680
2004	13.194190	14.218015	7.76%	3,073
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	1,320
2010	12.682796	14.248269	12.34%	1,670
2009	10.625956	12.682796	19.36%	1,670
2008	15.484277	10.625956	-31.38%	1,681
2007	14.842000	15.484277	4.33%	1,681
2006	13.078414	14.842000	13.48%	1,681
2005	12.862598	13.078414	1.68%	2,151
2004	12.569236	12.862598	2.33%	361
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
2004	13.672660	14.826107	8.44%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
2005	13.448665	13.356142	-0.69%	0
2004	12.858073	13.448665	4.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	3,561
2009	9.514651	11.163853	17.33%	3,561
2008	10.539678	9.514651	-9.73%	4,415
2007	10.266953	10.539678	2.66%	4,415
2006	10.116795	10.266953	1.48%	4,511
2005	10.258337	10.116795	-1.38%	4,511
2004	10.167671	10.258337	0.89%	4,652
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
2007	11.372528	12.039071	5.86%	0
2006	10.627320	11.372528	7.01%	0
2005*	10.000000	10.627320	6.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	1,116
2010	10.546772	11.774845	11.64%	1,118
2009	8.401962	10.546772	25.53%	1,121
2008	12.804368	8.401962	-34.38%	1,125
2007	11.925522	12.804368	7.37%	7,197
2006	10.932085	11.925522	9.09%	0
2005*	10.000000	10.932085	9.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	2,485
2010	10.302965	11.659781	13.17%	4,350
2009	8.043137	10.302965	28.10%	7,970
2008	13.322549	8.043137	-39.63%	7,847
2007	12.283828	13.322549	8.46%	5,785
2006	11.138935	12.283828	10.28%	0
2005*	10.000000	11.138935	11.39%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
2006	13.303376	15.150214	13.88%	0
2005*	10.000000	13.303376	33.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	2,245
2010	12.494586	14.021290	12.22%	8,038
2009	9.851363	12.494586	26.83%	9,907
2008	17.642038	9.851363	-44.16%	10,647
2007	17.841935	17.642038	-1.12%	7,924
2006	15.234015	17.841935	17.12%	9,198
2005	14.776419	15.234015	3.10%	20,612
2004	13.603772	14.776419	8.62%	19,598
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	219
2010	11.799969	14.272534	20.95%	2,613
2009	9.443148	11.799969	24.96%	2,542
2008	18.354004	9.443148	-48.55%	4,100
2007	14.841311	18.354004	23.67%	9,637
2006	14.260291	14.841311	4.07%	10,917
2005	13.840838	14.260291	3.03%	22,536
2004	13.744768	13.840838	0.70%	16,983
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.484039	12.873058	3.12%	401
2011	11.943367	12.484039	4.53%	5,698
2010	11.372363	11.943367	5.02%	13,990
2009	10.085775	11.372363	12.76%	16,854
2008	10.698836	10.085775	-5.73%	21,312
2007	10.527722	10.698836	1.63%	14,904
2006	10.352158	10.527722	1.70%	8,204
2005	10.403467	10.352158	-0.49%	3,731
2004	10.225391	10.403467	1.74%	3,073

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	2,581
2010	19.857680	24.931965	25.55%	10,826
2009	14.551074	19.857680	36.47%	9,898
2008	24.674874	14.551074	-41.03%	9,843
2007	21.911113	24.674874	12.61%	23,309
2006	19.961162	21.911113	9.77%	25,096
2005	17.319629	19.961162	15.25%	36,067
2004	14.228073	17.319629	21.73%	18,926
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
2004	14.681680	16.245524	10.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.018254	11.782831	17.61%	0
2011	12.418659	10.018254	-19.33%	191
2010	11.271565	12.418659	10.18%	163
2009	9.146498	11.271565	23.23%	0
2008	16.710756	9.146498	-45.27%	0
2007	14.620747	16.710756	14.29%	0
2006	12.707924	14.620747	15.05%	0
2005	10.958871	12.707924	15.96%	0
2004*	10.000000	10.958871	9.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	995
2009	10.186508	15.632125	53.46%	995
2008	21.415648	10.186508	-52.43%	995
2007	20.801986	21.415648	2.95%	7,517
2006	18.361767	20.801986	13.29%	8,501
2005	18.356870	18.361767	0.03%	8,332
2004	16.513232	18.356870	11.16%	2,440

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	717
2010	10.172991	11.193004	10.03%	2,830
2009	7.682907	10.172991	32.41%	6,941
2008	11.185080	7.682907	-31.31%	8,889
2007	11.040930	11.185080	1.31%	426
2006*	10.000000	11.040930	10.41%	426
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	3,084
2010	12.691092	14.951559	17.81%	9,668
2009	11.075583	12.691092	14.59%	12,312
2008	15.559038	11.075583	-28.82%	13,079
2007	16.375723	15.559038	-4.99%	15,007
2006	14.317130	16.375723	14.38%	15,259
2005	14.174982	14.317130	1.00%	15,942
2004	13.077676	14.174982	8.39%	9,167
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.391936	22.417039	15.60%	83
2011	20.633627	19.391936	-6.02%	421
2010	16.478949	20.633627	25.21%	1,721
2009	13.066078	16.478949	26.12%	1,977
2008	19.976991	13.066078	-34.59%	0
2007	20.959357	19.976991	-4.69%	0
2006	18.346803	20.959357	14.24%	0
2005	17.272672	18.346803	6.22%	0
2004	14.293865	17.272672	20.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.562053	16.089808	10.49%	0
2011	17.722721	14.562053	-17.83%	0
2010	15.443947	17.722721	14.76%	0
2009	9.161213	15.443947	68.58%	0
2008	19.823856	9.161213	-53.79%	0
2007	15.776045	19.823856	25.66%	0
2006	12.604311	15.776045	25.16%	0
2005*	10.000000	12.604311	26.04%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
2004	13.659387	15.809963	15.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.848831	13.687444	15.52%	0
2011	13.584255	11.848831	-12.78%	0
2010	12.832119	13.584255	5.86%	1,995
2009	9.578090	12.832119	33.97%	1,995
2008	16.455978	9.578090	-41.80%	6,028
2007	14.599101	16.455978	12.72%	3,912
2006	12.307923	14.599101	18.62%	3,275
2005	11.443684	12.307923	7.55%	1,995
2004*	10.000000	11.443684	14.44%	1,995
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.108064	16.974047	12.35%	0
2011	15.600261	15.108064	-3.16%	0
2010	13.967081	15.600261	11.69%	0
2009	12.051193	13.967081	15.90%	0
2008	11.619981	12.051193	3.71%	0
2007	10.718562	11.619981	8.41%	0
2006	9.726551	10.718562	10.20%	0
2005*	10.000000	9.726551	-2.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.150328	1.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.892524	9.901797	11.35%	0
2011	10.295632	8.892524	-13.63%	0
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.887948	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.670053	-3.30%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	1,613
2010	11.777147	12.498301	6.12%	1,613
2009*	10.000000	11.777147	17.77%	1,613
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
2005	12.101488	12.723262	5.14%	0
2004	11.443645	12.101488	5.75%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	2,623
2010	17.266141	17.953094	3.98%	3,783
2009	12.109370	17.266141	42.58%	6,036
2008	22.268831	12.109370	-45.62%	4,904
2007	16.692231	22.268831	33.41%	0
2006	15.664813	16.692231	6.56%	0
2005	14.251148	15.664813	9.92%	0
2004	12.371130	14.251148	15.20%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
2004	14.290852	16.562866	15.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.830612	15.757905	13.93%	0
2011	14.110530	13.830612	-1.98%	0
2010	12.884210	14.110530	9.52%	3,055
2009	9.485726	12.884210	35.83%	3,055
2008	15.414900	9.485726	-38.46%	3,206
2007	14.220129	15.414900	8.40%	3,276
2006	13.570197	14.220129	4.79%	3,335
2005	13.332303	13.570197	1.78%	3,400
2004	12.527515	13.332303	6.42%	3,467
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.548515	17.593622	13.15%	220
2011	15.996542	15.548515	-2.80%	3,139
2010	14.729169	15.996542	8.60%	12,057
2009	12.318074	14.729169	19.57%	14,672
2008	18.756381	12.318074	-34.33%	10,017
2007	17.854393	18.756381	5.05%	11,281
2006	15.171686	17.854393	17.68%	11,997
2005	14.592051	15.171686	3.97%	11,579
2004	13.013769	14.592051	12.13%	5,188
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	802
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	59
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.595173	10.841715	12.99%	8,912
2011	9.735136	9.595173	-1.44%	13,251
2010	8.899746	9.735136	9.39%	13,431
2009	7.384802	8.899746	20.51%	20,798
2008	10.769435	7.384802	-31.43%	10,007
2007	10.391833	10.769435	3.63%	9,811
2006*	10.000000	10.391833	3.92%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.743477	11.011421	2.49%	8,591
2011	10.405675	10.743477	3.25%	11,368
2010	10.053791	10.405675	3.50%	14,219
2009	9.180297	10.053791	9.51%	16,889
2008	10.431022	9.180297	-11.99%	8,798
2007	10.374046	10.431022	0.55%	9,849
2006*	10.000000	10.374046	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	997
2009	7.140620	9.873794	38.28%	0
2008	11.917257	7.140620	-40.08%	0
2007	10.672505	11.917257	11.66%	0
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	285
2010	8.228464	9.497129	15.42%	1,854
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	75
2007	10.202232	11.146413	9.25%	69
2006*	10.000000	10.202232	2.02%	74
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.774651	8.886886	14.31%	11,226
2011	8.143431	7.774651	-4.53%	16,175
2010	7.514524	8.143431	8.37%	17,721
2009	5.888236	7.514524	27.62%	24,256
2008	9.736275	5.888236	-39.52%	11,497
2007*	10.000000	9.736275	-2.64%	10,484
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	1,794
2009	9.734279	13.878228	42.57%	1,794
2008	13.843431	9.734279	-29.68%	1,794
2007	13.747460	13.843431	0.70%	1,794
2006	12.727746	13.747460	8.01%	1,794
2005	12.730150	12.727746	-0.02%	1,794
2004	11.840898	12.730150	7.51%	1,794

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.665295	14.185941	12.01%	0
2011	12.493682	12.665295	1.37%	0
2010	11.306291	12.493682	10.50%	0
2009	7.925884	11.306291	42.65%	0
2008	11.288687	7.925884	-29.79%	0
2007	11.206774	11.288687	0.73%	0
2006	10.375946	11.206774	8.01%	0
2005*	10.000000	10.375946	3.76%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.880964	16.016942	15.39%	55
2011	14.586241	13.880964	-4.84%	382
2010	12.938547	14.586241	12.73%	2,389
2009	10.329810	12.938547	25.25%	2,068
2008	16.850630	10.329810	-38.70%	2,772
2007	17.720355	16.850630	-4.91%	5,571
2006	15.702314	17.720355	12.85%	5,352
2005	15.467889	15.702314	1.52%	2,781
2004	13.528592	15.467889	14.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.881865	9.659900	8.76%	360
2011	9.402248	8.881865	-5.53%	1,938
2010	7.792321	9.402248	20.66%	6,453
2009	6.078957	7.792321	28.19%	9,914
2008*	10.000000	6.078957	-39.21%	10,855
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.556212	10.363223	8.44%	13,613
2011	9.919113	9.556212	-3.66%	11,681
2010	9.200321	9.919113	7.81%	12,957
2009	7.863141	9.200321	17.01%	11,681
2008*	10.000000	7.863141	-21.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.265025	10.774821	4.97%	15,737
2011	10.365215	10.265025	-0.97%	11,051
2010	9.938708	10.365215	4.29%	46,212
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.265691	10.166637	9.72%	7,903
2011	9.714820	9.265691	-4.62%	8,709
2010	8.932762	9.714820	8.75%	10,593
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.639404	9.666390	11.89%	3,976
2011	9.280464	8.639404	-6.91%	3,980
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.203987	11.758689	4.95%	295
2011	10.799155	11.203987	3.75%	1,777
2010	10.356999	10.799155	4.27%	5,629
2009	9.767091	10.356999	6.04%	7,736
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0
2004	16.570047	19.487625	17.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.032125	18.302794	14.16%	0
2011	21.209000	16.032125	-24.41%	0
2010	18.741169	21.209000	13.17%	0
2009	11.767872	18.741169	59.26%	0
2008	28.602167	11.767872	-58.86%	0
2007	20.140066	28.602167	42.02%	0
2006	15.102390	20.140066	33.36%	0
2005	11.672400	15.102390	29.39%	0
2004*	10.000000	11.672400	16.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.124667	12.200936	0.63%	281
2011	11.575769	12.124667	4.74%	6,828
2010	11.313330	11.575769	2.32%	10,707
2009	11.282253	11.313330	0.28%	13,870
2008	10.725721	11.282253	5.19%	13,639
2007	10.251375	10.725721	4.63%	14,660
2006	10.157990	10.251375	0.92%	8,248
2005	10.073025	10.157990	0.84%	6,500
2004	9.989553	10.073025	0.84%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.198982	17.201230	13.17%	2,206
2011	16.200999	15.198982	-6.18%	72,539
2010	14.473283	16.200999	11.94%	161,604
2009	11.651691	14.473283	24.22%	175,337
2008	18.893750	11.651691	-38.33%	196,067
2007	18.262793	18.893750	3.45%	206,681
2006	16.001796	18.262793	14.13%	212,185
2005	15.181595	16.001796	5.40%	219,594
2004	13.634433	15.181595	11.35%	115,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.103914	12.928140	6.81%	52,673
2011	12.285861	12.103914	-1.48%	18,171
2010	11.456955	12.285861	7.23%	6,303
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	19,777
2010	11.466489	11.856895	3.40%	46,622
2009	10.764505	11.466489	6.52%	48,914
2008	11.730073	10.764505	-8.23%	57,933
2007	11.400425	11.730073	2.89%	65,576
2006	10.996193	11.400425	3.68%	68,428
2005	10.899641	10.996193	0.89%	71,324
2004	10.665718	10.899641	2.19%	34,896
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.821533	14.955172	8.20%	41,785
2011	14.159159	13.821533	-2.38%	211,614
2010	13.072959	14.159159	8.31%	403,917
2009	11.237250	13.072959	16.34%	467,284
2008	14.983500	11.237250	-25.00%	517,500
2007	14.524060	14.983500	3.16%	559,162
2006	13.356251	14.524060	8.74%	561,975
2005	12.982902	13.356251	2.88%	448,692
2004	12.137820	12.982902	6.96%	285,424

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.747040	16.381137	11.08%	18,326
2011	15.429355	14.747040	-4.42%	58,450
2010	14.003189	15.429355	10.18%	258,377
2009	11.528165	14.003189	21.47%	277,761
2008	17.207732	11.528165	-33.01%	338,851
2007	16.602976	17.207732	3.64%	408,322
2006	14.843088	16.602976	11.86%	423,591
2005	14.195319	14.843088	4.56%	409,000
2004	12.968571	14.195319	9.46%	288,618
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.030269	13.746282	5.49%	7,151
2011	13.073475	13.030269	-0.33%	51,579
2010	12.337256	13.073475	5.97%	99,740
2009	11.028259	12.337256	11.87%	105,405
2008	13.293726	11.028259	-17.04%	118,163
2007	12.861755	13.293726	3.36%	113,852
2006	12.147263	12.861755	5.88%	116,282
2005	11.904707	12.147263	2.04%	137,283
2004	11.376700	11.904707	4.64%	89,585
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	11,905
2010	12.832801	13.598696	5.97%	25,986
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	1,412
2010	16.426672	20.244067	23.24%	1,412
2009	12.300771	16.426672	33.54%	1,412
2008	19.827051	12.300771	-37.96%	1,412
2007	18.879598	19.827051	5.02%	2,157
2006	17.592905	18.879598	7.31%	2,157
2005	16.070571	17.592905	9.47%	2,157
2004	14.220117	16.070571	13.01%	745
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	9,923
2010	9.874059	9.642034	-2.35%	13,210
2009	10.107442	9.874059	-2.31%	22,620
2008	10.142390	10.107442	-0.34%	27,012
2007	9.912735	10.142390	2.32%	17,271
2006	9.710708	9.912735	2.08%	1,024
2005	9.685343	9.710708	0.26%	7,164
2004	9.838596	9.685343	-1.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.850405	14.084791	9.61%	0
2011	12.467171	12.850405	3.07%	358
2010	11.544789	12.467171	7.99%	1,227
2009	9.505138	11.544789	21.46%	0
2008	11.768953	9.505138	-19.24%	0
2007	11.520873	11.768953	2.15%	0
2006	11.252909	11.520873	2.38%	0
2005	11.277114	11.252909	-0.21%	0
2004	10.840190	11.277114	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.857747	8.863522	12.80%	300
2011	8.903358	7.857747	-11.74%	1,584
2010	8.011424	8.903358	11.13%	4,953
2009	6.027735	8.011424	32.91%	7,981
2008*	10.000000	6.027735	-39.72%	6,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
2004	13.682356	16.033084	17.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.328407	9.510397	14.19%	0
2011	10.201682	8.328407	-18.36%	0
2010	9.869581	10.201682	3.36%	0
2009	7.805251	9.869581	26.45%	0
2008	14.927787	7.805251	-47.71%	2,790
2007	14.887375	14.927787	0.27%	3,407
2006	12.454076	14.887375	19.54%	1,599
2005	11.406809	12.454076	9.18%	0
2004*	10.000000	11.406809	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.417595	9.545970	13.40%	133
2011	8.907693	8.417595	-5.50%	843
2010	7.907436	8.907693	12.65%	2,733
2009	6.260205	7.907436	26.31%	4,447
2008*	10.000000	6.260205	-37.40%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	167
2010	7.774100	8.559142	10.10%	1,835
2009	6.248393	7.774100	24.42%	1,942
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.798826	9.849779	11.94%	174
2011	9.429899	8.798826	-6.69%	3,434
2010	7.635585	9.429899	23.50%	5,671
2009	6.171167	7.635585	23.73%	6,410
2008*	10.000000	6.171167	-38.29%	3,469
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.442862	10.727602	13.61%	124
2011	9.899476	9.442862	-4.61%	3,307
2010	8.473892	9.899476	16.82%	5,215
2009	6.651221	8.473892	27.40%	5,825
2008*	10.000000	6.651221	-33.49%	5,617
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	0
2010	11.067857	13.521315	22.17%	0
2009	8.911497	11.067857	24.20%	0
2008	17.070507	8.911497	-47.80%	0
2007	15.966679	17.070507	6.91%	0
2006	15.876031	15.966679	0.57%	0
2005	15.089610	15.876031	5.21%	0
2004	13.654589	15.089610	10.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
2010	16.025902	19.792806	23.51%	0
2009	13.039574	16.025902	22.90%	0
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
2006	19.043904	21.777194	14.35%	0
2005	18.973124	19.043904	0.37%	0
2004	16.606993	18.973124	14.25%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	0
2008	20.052236	12.070166	-39.81%	603
2007	20.155684	20.052236	-0.51%	556
2006	18.468949	20.155684	9.13%	583
2005	16.884771	18.468949	9.38%	0
2004	14.556637	16.884771	15.99%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.886807	14.325722	11.17%	242
2011	13.146590	12.886807	-1.98%	1,199
2010	11.890424	13.146590	10.56%	4,219
2009	9.698093	11.890424	22.61%	5,691
2008	17.010187	9.698093	-42.99%	6,938
2007	16.147227	17.010187	5.34%	5,949
2006	14.580741	16.147227	10.74%	3,586
2005	13.948628	14.580741	4.53%	0
2004	13.040944	13.948628	6.96%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.393575	13.301835	16.75%	242
2011	13.323024	11.393575	-14.48%	1,384
2010	12.829265	13.323024	3.85%	4,337
2009*	10.000000	12.829265	28.29%	5,232
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.847587	11.392622	15.69%	0
2011	11.502771	9.847587	-14.39%	0
2010	9.653953	11.502771	19.15%	0
2009	7.349792	9.653953	31.35%	0
2008	14.052853	7.349792	-47.70%	0
2007	13.944859	14.052853	0.77%	4,363
2006	11.566642	13.944859	20.56%	2,738
2005*	10.000000	11.566642	15.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.547057	9.751447	2.14%	309
2011	9.748031	9.547057	-2.06%	3,995
2010	9.481500	9.748031	2.81%	7,603
2009	8.567794	9.481500	10.66%	9,528
2008	10.135052	8.567794	-15.46%	13,968
2007	9.907529	10.135052	2.30%	14,496
2006	9.736191	9.907529	1.76%	7,520
2005	9.828001	9.736191	-0.93%	2,305
2004	9.986709	9.828001	-1.59%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	0
2010	10.556295	12.330071	16.80%	0
2009	8.806539	10.556295	19.87%	0
2008	14.900766	8.806539	-40.90%	0
2007	15.183234	14.900766	-1.86%	0
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
2004	13.455901	14.700363	9.25%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	1,556
2010	12.448019	14.933971	19.97%	1,556
2009	9.699424	12.448019	28.34%	1,556
2008	16.403325	9.699424	-40.87%	954
2007	15.611658	16.403325	5.07%	8,880
2006	14.059715	15.611658	11.04%	6,995
2005	13.473176	14.059715	4.35%	3,044
2004	12.179899	13.473176	10.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.126165	14.321847	18.11%	0
2011	13.569990	12.126165	-10.64%	0
2010	12.013919	13.569990	12.95%	3,188
2009	8.826967	12.013919	36.10%	3,188
2008	15.153984	8.826967	-41.75%	3,188
2007	14.634069	15.153984	3.55%	3,188
2006	12.764329	14.634069	14.65%	3,188
2005	11.460639	12.764329	11.38%	3,188
2004*	10.000000	11.460639	14.61%	3,188

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
2004	15.024154	17.440917	16.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.462369	15.328684	13.86%	222
2011	13.829177	13.462369	-2.65%	2,730
2010	12.226742	13.829177	13.11%	7,689
2009	9.782496	12.226742	24.99%	8,849
2008	16.323497	9.782496	-40.07%	8,101
2007	16.052090	16.323497	1.69%	7,732
2006	14.323371	16.052090	12.07%	5,701
2005	13.870747	14.323371	3.26%	2,416
2004	13.014275	13.870747	6.58%	3,007
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	219
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	1,447
2007	20.942082	20.162577	-3.72%	1,076
2006	18.703144	20.942082	11.97%	577
2005	17.455969	18.703144	7.14%	0
2004	14.999099	17.455969	16.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.015568	11.374504	3.26%	114
2011	11.167393	11.015568	-1.36%	1,088
2010	10.872327	11.167393	2.71%	4,374
2009*	10.000000	10.872327	8.72%	2,613

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	1,351
2010	10.744545	12.000790	11.69%	1,351
2009	8.476199	10.744545	26.76%	1,351
2008	14.160200	8.476199	-40.14%	1,351
2007	15.435062	14.160200	-8.26%	1,351
2006	13.635814	15.435062	13.20%	1,351
2005	13.269238	13.635814	2.76%	1,351
2004	12.229585	13.269238	8.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0
2004	12.597229	14.293545	13.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	456
2010	12.893511	15.209428	17.96%	573
2009	8.056091	12.893511	60.05%	698
2008	13.102459	8.056091	-38.51%	860
2007	12.717468	13.102459	3.03%	999
2006	12.351340	12.717468	2.96%	1,141
2005	11.966471	12.351340	3.22%	1,187
2004	11.667245	11.966471	2.56%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	427
2009	9.422377	10.064089	6.81%	428
2008	10.775844	9.422377	-12.56%	8,101
2007	10.489208	10.775844	2.73%	8,905
2006	10.371604	10.489208	1.13%	3,954
2005	10.218514	10.371604	1.50%	441
2004	10.054892	10.218514	1.63%	441
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
2004	12.476204	13.410974	7.49%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.666539	-3.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.571411	-4.29%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.572213	13.139141	13.54%	0
2011	12.718513	11.572213	-9.01%	0
2010	11.593252	12.718513	9.71%	0
2009	9.343715	11.593252	24.08%	0
2008	15.400843	9.343715	-39.33%	0
2007	14.345761	15.400843	7.35%	0
2006	12.922120	14.345761	11.02%	0
2005	12.167908	12.922120	6.20%	0
2004	11.362407	12.167908	7.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.797684	11.917650	10.37%	0
2011	10.383527	10.797684	3.99%	0
2010	9.385874	10.383527	10.63%	0
2009	8.325120	9.385874	12.74%	0
2008	12.027462	8.325120	-30.78%	0
2007	11.448847	12.027462	5.05%	0
2006	10.454452	11.448847	9.51%	0
2005	10.196770	10.454452	2.53%	0
2004*	10.000000	10.196770	1.97%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.578511	13.611169	17.56%	0
2011	12.552175	11.578511	-7.76%	0
2010*	10.000000	12.552175	25.52%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	114
2010	12.547116	15.532874	23.80%	106
2009	8.417684	12.547116	49.06%	0
2008	14.717019	8.417684	-42.80%	0
2007	13.244038	14.717019	11.12%	0
2006	11.048096	13.244038	19.88%	0
2005	10.648443	11.048096	3.75%	0
2004*	10.000000	10.648443	6.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.687938	13.144409	3.60%	0
2011	11.995313	12.687938	5.77%	0
2010	11.476127	11.995313	4.52%	0
2009	10.493662	11.476127	9.36%	0
2008	10.495286	10.493662	-0.02%	0
2007	10.122540	10.495286	3.68%	0
2006	9.984422	10.122540	1.38%	0
2005	10.033652	9.984422	-0.49%	0
2004*	10.000000	10.033652	0.34%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
2005	14.725723	15.033932	2.09%	0
2004	13.565446	14.725723	8.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.844391	21.787804	15.62%	1,601
2011	21.128751	18.844391	-10.81%	2,516
2010	17.100771	21.128751	23.55%	2,219
2009	12.282067	17.100771	39.23%	2,278
2008	19.586401	12.282067	-37.29%	1,593
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
2005	17.039629	17.734824	4.08%	0
2004	14.661856	17.039629	16.22%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.926202	13.546978	4.80%	11,921
2011	11.851172	12.926202	9.07%	17,822
2010	11.551209	11.851172	2.60%	15,758
2009	10.738353	11.551209	7.57%	13,580
2008	11.180025	10.738353	-3.95%	14,925
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0
2005	10.644579	10.552161	-0.87%	0
2004	10.307393	10.644579	3.27%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	0
2006	14.960263	17.057428	14.02%	0
2005	14.664594	14.960263	2.02%	0
2004	13.346817	14.664594	9.87%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.041751	14.793471	13.43%	700
2011	13.475405	13.041751	-3.22%	1,035
2010	11.604397	13.475405	16.12%	1,002
2009	9.159881	11.604397	26.69%	1,073
2008	12.432558	9.159881	-26.32%	472
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
2005*	10.000000	11.126388	11.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	326
2010	16.012711	19.665233	22.81%	309
2009	13.122465	16.012711	22.03%	330
2008	19.462376	13.122465	-32.58%	317
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
2005	17.175156	17.976834	4.67%	0
2004	14.437650	17.175156	18.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	884
2010	12.553785	14.033887	11.79%	869
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
2007	16.281704	16.681925	2.46%	0
2006	14.479184	16.281704	12.45%	0
2005	14.204392	14.479184	1.93%	0
2004	13.188293	14.204392	7.70%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.061629	16.189512	7.49%	1,037
2011	14.190947	15.061629	6.14%	1,150
2010	12.638232	14.190947	12.29%	1,203
2009	10.594037	12.638232	19.30%	1,239
2008	15.445686	10.594037	-31.41%	229
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
2005	12.850257	13.059200	1.63%	0
2004	12.563613	12.850257	2.28%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0
2005	14.811886	15.260764	3.03%	0
2004	13.666532	14.811886	8.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
2004	12.852316	13.435747	4.54%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	1,108
2010	11.124607	11.756935	5.68%	1,108
2009	9.486055	11.124607	17.27%	1,108
2008	10.513384	9.486055	-9.77%	1,108
2007	10.246616	10.513384	2.60%	1,108
2006	10.101910	10.246616	1.43%	1,142
2005	10.248489	10.101910	-1.43%	1,142
2004	10.163117	10.248489	0.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
2005*	10.000000	10.623715	6.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0
2005*	10.000000	10.928377	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
2005*	10.000000	11.135158	11.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
2005*	10.000000	13.298875	32.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.719578	15.673200	14.24%	492
2011	13.964827	13.719578	-1.76%	3,068
2010	12.450652	13.964827	12.16%	3,039
2009	9.821749	12.450652	26.77%	2,077
2008	17.598043	9.821749	-44.19%	2,099
2007	17.806618	17.598043	-1.17%	785
2006	15.211627	17.806618	17.06%	809
2005	14.762249	15.211627	3.04%	809
2004	13.597681	14.762249	8.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.870132	15.486179	11.65%	792
2011	14.215098	13.870132	-2.43%	3,462
2010	11.758494	14.215098	20.89%	2,860
2009	9.414779	11.758494	24.89%	1,997
2008	18.308274	9.414779	-48.58%	1,971
2007	14.811943	18.308274	23.60%	1,696
2006	14.239339	14.811943	4.02%	1,747
2005	13.827562	14.239339	2.98%	1,747
2004	13.738615	13.827562	0.65%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.427386	12.808059	3.06%	15,637
2011	11.895243	12.427386	4.47%	20,050
2010	11.332348	11.895243	4.97%	22,658
2009	10.055439	11.332348	12.70%	24,162
2008	10.672126	10.055439	-5.78%	21,911
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
2005	10.393468	10.336916	-0.54%	0
2004	10.220804	10.393468	1.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.606248	24.157279	11.81%	7,362
2011	24.831608	21.606248	-12.99%	9,340
2010	19.787872	24.831608	25.49%	8,964
2009	14.507346	19.787872	36.40%	10,176
2008	24.613346	14.507346	-41.06%	8,487
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
2005	17.303008	19.931837	15.19%	0
2004	14.221699	17.303008	21.67%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
2004	14.675101	16.229931	10.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.979031	11.730672	17.55%	2,723
2011	12.376383	9.979031	-19.37%	4,076
2010	11.238942	12.376383	10.12%	3,540
2009	9.124698	11.238942	23.17%	3,515
2008	16.679478	9.124698	-45.29%	2,718
2007	14.600896	16.679478	14.24%	0
2006	12.697142	14.600896	14.99%	0
2005	10.955164	12.697142	15.90%	0
2004*	10.000000	10.955164	9.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.053414	21.147708	24.01%	2
2011	19.208053	17.053414	-11.22%	2
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
2007	20.760838	21.362284	2.90%	0
2006	18.334807	20.760838	13.23%	0
2005	18.339265	18.334807	-0.02%	0
2004	16.505852	18.339265	11.11%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
2007	16.343309	15.520249	-5.04%	0
2006	14.296091	16.343309	14.32%	0
2005	14.161382	14.296091	0.95%	0
2004	13.071811	14.161382	8.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.303995	22.303921	15.54%	1,304
2011	20.550577	19.303995	-6.07%	1,632
2010	16.421012	20.550577	25.15%	1,545
2009	13.026819	16.421012	26.06%	1,480
2008	19.927201	13.026819	-34.63%	615
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
2005	17.256120	18.319860	6.16%	0
2004	14.287477	17.256120	20.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.512412	16.026716	10.43%	0
2011	17.671351	14.512412	-17.88%	0
2010	15.407057	17.671351	14.70%	0
2009	9.144014	15.407057	68.49%	0
2008	19.796830	9.144014	-53.81%	0
2007	15.762654	19.796830	25.59%	0
2006	12.600033	15.762654	25.10%	0
2005*	10.000000	12.600033	26.00%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
2004	13.653271	15.794791	15.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.802421	13.626834	15.46%	10,666
2011	13.537970	11.802421	-12.82%	13,323
2010	12.794950	13.537970	5.81%	12,882
2009	9.555241	12.794950	33.91%	13,390
2008	16.425141	9.555241	-41.83%	11,252
2007	14.579250	16.425141	12.66%	0
2006	12.297462	14.579250	18.55%	0
2005	11.439805	12.297462	7.50%	0
2004*	10.000000	11.439805	14.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.056599	16.907543	12.29%	0
2011	15.555060	15.056599	-3.20%	0
2010	13.933746	15.555060	11.64%	0
2009	12.028607	13.933746	15.84%	0
2008	11.604135	12.028607	3.66%	0
2007	10.709452	11.604135	8.35%	0
2006	9.723251	10.709452	10.14%	0
2005*	10.000000	9.723251	-2.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.146861	1.47%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.887233	9.890808	11.29%	0
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.898138	13.042589	19.68%	711
2011	11.268224	10.898138	-3.28%	815
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.884576	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
2004	11.438508	12.089875	5.69%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.240951	19.632078	20.88%	6,379
2011	17.880799	16.240951	-9.17%	8,255
2010	17.205426	17.880799	3.93%	7,735
2009	12.072964	17.205426	42.51%	7,271
2008	22.213295	12.072964	-45.65%	5,832
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0
2005	14.237460	15.641781	9.86%	0
2004	12.365582	14.237460	15.14%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
2004	14.284449	16.546978	15.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.767844	15.678340	13.88%	0
2011	14.053687	13.767844	-2.03%	0
2010	12.838881	14.053687	9.46%	0
2009	9.457199	12.838881	35.76%	0
2008	15.376435	9.457199	-38.50%	0
2007	14.191951	15.376435	8.35%	0
2006	13.550232	14.191951	4.74%	0
2005	13.319487	13.550232	1.73%	0
2004	12.521890	13.319487	6.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.478018	17.504873	13.10%	8,833
2011	15.932162	15.478018	-2.85%	13,955
2010	14.677396	15.932162	8.55%	13,737
2009	12.281065	14.677396	19.51%	13,315
2008	18.709634	12.281065	-34.36%	8,974
2007	17.819068	18.709634	5.00%	1,569
2006	15.149396	17.819068	17.62%	1,617
2005	14.578054	15.149396	3.92%	1,617
2004	13.079460	14.578054	12.07%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.376901	14.941048	11.69%	9,635
2011	13.638833	13.376901	-1.92%	15,650
2010	12.349779	13.638833	10.44%	15,384
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.567364	10.804736	12.93%	667,235
2011	9.711892	9.567364	-1.49%	907,181
2010	8.883044	9.711892	9.33%	976,420
2009	7.374717	8.883044	20.45%	1,003,812
2008	10.760245	7.374717	-31.46%	665,988
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.712367	10.973899	2.44%	657,387
2011	10.380839	10.712367	3.19%	820,888
2010	10.034933	10.380839	3.45%	857,901
2009	9.167766	10.034933	9.46%	879,764
2008	10.422119	9.167766	-12.04%	556,492
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.476613	11.291437	19.15%	7,668
2011	10.705912	9.476613	-11.48%	10,887
2010	9.855254	10.705912	8.63%	9,957
2009	7.130857	9.855254	38.21%	9,701
2008	11.907068	7.130857	-40.11%	7,523
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.813957	10.098875	14.58%	9,128
2011	9.474450	8.813957	-6.97%	13,003
2010	8.213007	9.474450	15.36%	12,602
2009	6.063428	8.213007	35.45%	12,748
2008	11.136891	6.063428	-45.56%	9,090
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.756072	8.861095	14.25%	837,992
2011	8.128126	7.756072	-4.58%	1,143,613
2010	7.504244	8.128126	8.31%	1,211,686
2009	5.883189	7.504244	27.55%	1,234,183
2008	9.732937	5.883189	-39.55%	849,136
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
2004	11.835577	12.717918	7.45%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.622188	14.130398	11.95%	0
2011	12.457517	12.622188	1.32%	0
2010	11.279336	12.457517	10.45%	0
2009	7.911027	11.279336	42.58%	0
2008	11.273300	7.911027	-29.83%	0
2007	11.197258	11.273300	0.68%	0
2006	10.372432	11.197258	7.95%	0
2005*	10.000000	10.372432	3.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.817957	15.936048	15.33%	3,002
2011	14.527469	13.817957	-4.88%	6,873
2010	12.893005	14.527469	12.68%	6,614
2009	10.298729	12.893005	25.19%	6,510
2008	16.808572	10.298729	-38.73%	4,351
2007	17.685246	16.808572	-4.96%	1,510
2006	15.679216	17.685246	12.79%	1,557
2005	15.453033	15.679216	1.46%	1,557
2004	13.522524	15.453033	14.28%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.865197	9.636828	8.70%	556
2011	9.389401	8.865197	-5.58%	577
2010	7.785654	9.389401	20.60%	561
2009	6.076866	7.785654	28.12%	598
2008*	10.000000	6.076866	-39.23%	579
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.538266	10.338451	8.39%	492,675
2011	9.905556	9.538266	-3.71%	531,079
2010	9.192454	9.905556	7.76%	550,066
2009	7.860440	9.192454	16.95%	516,087
2008*	10.000000	7.860440	-21.40%	211,256

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.949074	9.925352	10.91%	82,167
2011	9.496094	8.949074	-5.76%	137,469
2010	8.656945	9.496094	9.69%	138,062
2009	7.143618	8.656945	21.18%	141,194
2008*	10.000000	7.143618	-28.56%	113,918
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.245779	10.749121	4.91%	29,197
2011	10.351065	10.245779	-1.02%	19,037
2010	9.930231	10.351065	4.24%	19,264
2009	9.002246	9.930231	10.31%	19,476
2008*	10.000000	9.002246	-9.98%	4,180
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.248297	10.142337	9.67%	7,252
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	2,454
2009	7.498783	8.925125	19.02%	2,458
2008*	10.000000	7.498783	-25.01%	2,461
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	43,622
2010	8.380060	9.267801	10.59%	43,622
2009	6.783234	8.380060	23.54%	43,622
2008*	10.000000	6.783234	-32.17%	43,622
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.800970	10.525908	7.40%	40,642
2011	10.068668	9.800970	-2.66%	104,748
2010	9.461446	10.068668	6.42%	105,457
2009	8.237629	9.461446	14.86%	107,777
2008*	10.000000	8.237629	-17.62%	76,199
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.182985	11.730627	4.90%	1,182
2011	10.784411	11.182985	3.70%	1,022
2010	10.348160	10.784411	4.22%	1,092
2009	9.763757	10.348160	5.99%	1,057
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.126376	12.677031	4.54%	450
2011	11.715238	12.126376	3.51%	412
2010	11.102394	11.715238	5.52%	436
2009	9.769545	11.102394	13.64%	441
2008*	10.000000	9.769545	-2.30%	170

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0
2004	16.562641	19.468943	17.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.969322	18.221748	14.10%	0
2011	21.136729	15.969322	-24.45%	0
2010	18.686852	21.136729	13.11%	0
2009	11.739775	18.686852	59.18%	0
2008	28.548554	11.739775	-58.88%	0
2007	20.112666	28.548554	41.94%	0
2006	15.089546	20.112666	33.29%	0
2005	11.668428	15.089546	29.32%	0
2004*	10.000000	11.668428	16.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.069717	12.139413	0.58%	13,327
2011	11.529190	12.069717	4.69%	22,814
2010	11.273580	11.529190	2.27%	23,840
2009	11.248359	11.273580	0.22%	23,511
2008	10.698976	11.248359	5.13%	20,350
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
2005	10.063343	10.143040	0.79%	0
2004	9.985062	10.063343	0.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.633540	7.459759	12.46%	579
2011	7.551551	6.633540	-12.16%	600
2010	6.846778	7.551551	10.29%	555
2009	5.419158	6.846778	26.34%	567
2008*	10.000000	5.419158	-45.81%	634
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	111
2008	11.515743	6.395945	-44.46%	131
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0
2005	15.167023	15.978276	5.35%	0
2004	13.628322	15.167023	11.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.864224	12.178063	2.65%	13,288
2011	11.809140	11.864224	0.47%	2,355
2010	11.426159	11.809140	3.35%	2,610
2009	10.732127	11.426159	6.47%	2,867
2008	11.700793	10.732127	-8.28%	1,137
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
2005	10.889154	10.980000	0.83%	0
2004	10.660918	10.889154	2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.758856	14.879719	8.15%	278,349
2011	14.102159	13.758856	-2.43%	382,376
2010	13.027001	14.102159	8.25%	390,952
2009	11.203480	13.027001	16.28%	416,304
2008	14.946124	11.203480	-25.04%	269,145
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0
2005	12.970434	13.336606	2.82%	0
2004	12.132370	12.970434	6.91%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.680173	16.298507	11.02%	5,281
2011	15.367236	14.680173	-4.47%	7,310
2010	13.953951	15.367236	10.13%	10,641
2009	11.493521	13.953951	21.41%	11,433
2008	17.164824	11.493521	-33.04%	11,508
2007	16.570109	17.164824	3.59%	14,272
2006	14.821279	16.570109	11.80%	14,528
2005	14.181698	14.821279	4.51%	14,536
2004	12.962759	14.181698	9.40%	4,144
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.971176	13.676920	5.44%	332,870
2011	13.020842	12.971176	-0.38%	428,279
2010	12.293875	13.020842	5.91%	439,074
2009	10.995112	12.293875	11.81%	461,805
2008	13.260561	10.995112	-17.08%	284,089
2007	12.836281	13.260561	3.31%	0
2006	12.129392	12.836281	5.83%	0
2005	11.893276	12.129392	1.99%	3,437
2004	11.371597	11.893276	4.59%	3,437
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.930791	14.944600	15.57%	4,909
2011	13.587105	12.930791	-4.83%	9,179
2010	12.828419	13.587105	5.91%	9,594
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.178853	21.988063	14.65%	417
2011	20.162568	19.178853	-4.88%	2,200
2010	16.368904	20.162568	23.18%	2,069
2009	12.263795	16.368904	33.47%	2,272
2008	19.777604	12.263795	-37.99%	1,841
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0
2005	16.055123	17.567024	9.42%	0
2004	14.213733	16.055123	12.96%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.373181	9.147615	-2.41%	20,082
2011	9.603023	9.373181	-2.39%	24,425
2010	9.839148	9.603023	-2.40%	25,008
2009	10.076866	9.839148	-2.36%	22,994
2008	10.116888	10.076866	-0.40%	19,967
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
2005	9.675846	9.696233	0.21%	0
2004	9.833986	9.675846	-1.61%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.792147	14.013744	9.55%	1,361
2011	12.416988	12.792147	3.02%	2,040
2010	11.504219	12.416988	7.93%	3,420
2009	9.476576	11.504219	21.40%	3,487
2008	11.739599	9.476576	-19.28%	985
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
2004	10.835323	11.266279	3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
2004	13.677693	16.019415	17.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.295786	9.468290	14.13%	2,919
2011	10.166923	8.295786	-18.40%	4,329
2010	9.840982	10.166923	3.31%	3,678
2009	7.786620	9.840982	26.38%	3,590
2008	14.899800	7.786620	-47.74%	2,832
2007	14.867113	14.899800	0.22%	0
2006	12.443489	14.867113	19.48%	0
2005	11.402939	12.443489	9.13%	0
2004*	10.000000	11.402939	14.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.401781	9.523151	13.35%	26
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.834394	8.990984	14.76%	795
2011	8.547450	7.834394	-8.34%	903
2010	7.767444	8.547450	10.04%	824
2009	6.246255	7.767444	24.35%	813
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.782318	9.826246	11.89%	4,883
2011	9.417019	8.782318	-6.74%	6,947
2010	7.629059	9.417019	23.44%	6,641
2009	6.169051	7.629059	23.67%	7,356
2008*	10.000000	6.169051	-38.31%	1,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.425153	10.701997	13.55%	18
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
2004	13.648474	15.075139	10.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.191579	21.359001	17.41%	185
2011	19.713111	18.191579	-7.72%	224
2010	15.969545	19.713111	23.44%	205
2009	13.000376	15.969545	22.84%	217
2008	19.676194	13.000376	-33.93%	207
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0
2004	16.599553	18.954921	14.19%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.707433	19.912923	12.46%	903
2011	19.259724	17.707433	-8.06%	1,374
2010	15.788870	19.259724	21.98%	1,296
2009	12.033906	15.788870	31.20%	1,349
2008	20.002253	12.033906	-39.84%	1,147
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
2005	16.868575	18.441819	9.33%	0
2004	14.550118	16.868575	15.93%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	1,200
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
2005	13.935234	14.559299	4.48%	0
2004	13.035102	13.935234	6.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.108599	10.212988	1.03%	21,763
2011	10.223781	10.108599	-1.13%	24,065
2010	10.227686	10.223781	-0.04%	26,736
2009	9.783586	10.227686	4.54%	27,171
2008*	10.000000	9.783586	-2.16%	21,671
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.378023	13.276862	16.69%	1,178
2011	13.311660	11.378023	-14.53%	2,431
2010	12.824878	13.311660	3.80%	1,312
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.814053	11.347999	15.63%	0
2011	11.469464	9.814053	-14.43%	0
2010	9.630915	11.469464	19.09%	0
2009	7.336000	9.630915	31.28%	0
2008	14.033685	7.336000	-47.73%	0
2007	13.933014	14.033685	0.72%	0
2006	11.562722	13.933014	20.50%	0
2005*	10.000000	11.562722	15.63%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.503798	9.702266	2.09%	4,482
2011	9.708807	9.503798	-2.11%	8,412
2010	9.448186	9.708807	2.76%	8,591
2009	8.542060	9.448186	10.61%	8,269
2008	10.109792	8.542060	-15.51%	5,381
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
2005	9.818562	9.721871	-0.98%	0
2004	9.982221	9.818562	-1.64%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
2004	13.449871	14.686262	9.19%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0
2005	13.461682	14.040548	4.30%	0
2004	12.175732	13.461682	10.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.078659	14.258429	18.05%	0
2011	13.523746	12.078659	-10.69%	0
2010	11.979102	13.523746	12.89%	0
2009	8.805899	11.979102	36.03%	0
2008	15.125579	8.805899	-41.78%	0
2007	14.614166	15.125579	3.50%	0
2006	12.753485	14.614166	14.59%	0
2005	11.456748	12.753485	11.32%	0
2004*	10.000000	11.456748	14.57%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
2004	15.017425	17.424186	16.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.401323	15.251341	13.80%	3,837
2011	13.773502	13.401323	-2.70%	5,346
2010	12.183755	13.773502	13.05%	5,180
2009	9.753109	12.183755	24.92%	6,059
2008	16.282810	9.753109	-40.10%	6,064
2007	16.020323	16.282810	1.64%	0
2006	14.302317	16.020323	12.01%	0
2005	13.857431	14.302317	3.21%	0
2004	13.008434	13.857431	6.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.604010	21.364819	14.84%	1,516
2011	19.525898	18.604010	-4.72%	2,199
2010	16.257290	19.525898	20.11%	2,041
2009	12.168939	16.257290	33.60%	2,560
2008	20.112327	12.168939	-39.50%	2,039
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
2005	17.439231	18.675684	7.09%	0
2004	14.992384	17.439231	16.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.000548	11.353169	3.21%	2,344
2011	11.157851	11.000548	-1.41%	3,161
2010	10.868605	11.157851	2.66%	1,510
2009*	10.000000	10.868605	8.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
2005	13.257903	13.617198	2.71%	0
2004	12.225398	13.257903	8.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
2005	14.281341	15.639878	9.51%	0
2004	12.592919	14.281341	13.41%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
2004	11.663262	11.956265	2.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	2,394
2010	10.029772	10.460476	4.29%	2,492
2009	9.395057	10.029772	6.76%	2,447
2008	10.750102	9.395057	-12.60%	2,475
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
2005	10.209786	10.357447	1.45%	0
2004	10.051446	10.209786	1.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
2004	12.469819	13.397269	7.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.663222	-3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.568141	-4.32%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.522671	13.076180	13.48%	0
2011	12.670553	11.522671	-9.06%	0
2010	11.555452	12.670553	9.65%	0
2009	9.318017	11.555452	24.01%	0
2008	15.366383	9.318017	-39.36%	0
2007	14.321033	15.366383	7.30%	0
2006	12.906440	14.321033	10.96%	0
2005	12.159354	12.906440	6.14%	0
2004	11.360221	12.159354	7.03%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.758374	11.868169	10.32%	0
2011	10.351008	10.758374	3.94%	0
2010	9.361271	10.351008	10.57%	0
2009	8.307548	9.361271	12.68%	0
2008	12.008233	8.307548	-30.82%	0
2007	11.436427	12.008233	5.00%	0
2006	10.448448	11.436427	9.46%	0
2005	10.196118	10.448448	2.47%	0
2004*	10.000000	10.196118	1.96%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.569872	13.594037	17.50%	0
2011	12.549226	11.569872	-7.80%	0
2010*	10.000000	12.549226	25.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	544
2010	12.514207	15.484207	23.73%	506
2009	8.399904	12.514207	48.98%	0
2008	14.693478	8.399904	-42.83%	0
2007	13.229671	14.693478	11.06%	0
2006	11.041755	13.229671	19.81%	0
2005	10.647759	11.041755	3.70%	0
2004*	10.000000	10.647759	6.48%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.641737	13.089828	3.54%	0
2011	11.957739	12.641737	5.72%	0
2010	11.446041	11.957739	4.47%	0
2009	10.471515	11.446041	9.31%	0
2008	10.478499	10.471515	-0.07%	0
2007	10.111554	10.478499	3.63%	0
2006	9.978681	10.111554	1.33%	0
2005	10.033006	9.978681	-0.54%	0
2004*	10.000000	10.033006	0.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
2004	13.559370	14.711581	8.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	55
2009	12.245136	17.040614	39.16%	72
2008	19.537545	12.245136	-37.33%	78
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
2004	14.665279	17.023266	16.16%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.075212	0.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	170
2009	10.705391	11.509854	7.51%	197
2008	11.151420	10.705391	-4.00%	239
2007	10.441688	11.151420	6.80%	0
2006	10.535966	10.441688	-0.89%	0
2005	10.633674	10.535966	-0.92%	409
2004	10.302113	10.633674	3.22%	409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0
2004	13.340824	14.650506	9.82%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	148
2010	11.576682	13.436344	16.06%	142
2009	9.142685	11.576682	26.62%	151
2008	12.415593	9.142685	-26.36%	142
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
2005*	10.000000	11.122619	11.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.214633	21.693312	12.90%	239
2011	19.586030	19.214633	-1.90%	925
2010	15.956377	19.586030	22.75%	1,239
2009	13.083009	15.956377	21.96%	0
2008	19.413832	13.083009	-32.61%	0
2007	20.035455	19.413832	-3.10%	0
2006	17.950420	20.035455	11.62%	0
2005	17.158677	17.950420	4.61%	0
2004	14.431180	17.158677	18.90%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
2008	16.640276	10.173974	-38.86%	0
2007	16.249423	16.640276	2.41%	0
2006	14.457861	16.249423	12.39%	0
2005	14.190724	14.457861	1.88%	0
2004	13.182365	14.190724	7.65%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	203
2010	12.593764	14.133774	12.23%	212
2009	10.562171	12.593764	19.23%	219
2008	15.407134	10.562171	-31.45%	201
2007	14.783274	15.407134	4.22%	0
2006	13.039977	14.783274	13.37%	0
2005	12.837908	13.039977	1.57%	0
2004	12.557974	12.837908	2.23%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
2004	13.660398	14.797652	8.33%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
2004	12.846538	13.422830	4.49%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	469
2009	9.457548	11.085499	17.21%	461
2008	10.487165	9.457548	-9.82%	525
2007	10.226332	10.487165	2.55%	576
2006	10.087058	10.226332	1.38%	0
2005	10.238648	10.087058	-1.48%	0
2004	10.158553	10.238648	0.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
2005*	10.000000	10.620105	6.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	0
2005*	10.000000	10.924667	9.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	1,114
2010	10.253829	11.592302	13.05%	1,116
2009	8.012990	10.253829	27.97%	1,119
2008	13.286249	8.012990	-39.69%	1,123
2007	12.262972	13.286249	8.34%	1,125
2006	11.131386	12.262972	10.17%	0
2005*	10.000000	11.131386	11.31%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
2005*	10.000000	13.294360	32.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.657334	15.594079	14.18%	848
2011	13.908591	13.657334	-1.81%	973
2010	12.406856	13.908591	12.10%	957
2009	9.792217	12.406856	26.70%	962
2008	17.554161	9.792217	-44.22%	861
2007	17.771362	17.554161	-1.22%	59
2006	15.189265	17.771362	17.00%	0
2005	14.748070	15.189265	2.99%	790
2004	13.591582	14.748070	8.51%	790
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0
2008	18.262570	9.386449	-48.60%	0
2007	14.782584	18.262570	23.54%	0
2006	14.218384	14.782584	3.97%	0
2005	13.814271	14.218384	2.93%	0
2004	13.732447	13.814271	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.371017	12.743413	3.01%	18,244
2011	11.847341	12.371017	4.42%	60,005
2010	11.292485	11.847341	4.91%	69,460
2009	10.025210	11.292485	12.64%	99,750
2008	10.645498	10.025210	-5.83%	93,747
2007	10.486033	10.645498	1.52%	97,224
2006	10.321705	10.486033	1.59%	342
2005	10.383480	10.321705	-0.59%	614
2004	10.216209	10.383480	1.64%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.508216	24.035316	11.75%	375
2011	24.731617	21.508216	-13.03%	482
2010	19.718277	24.731617	25.42%	642
2009	14.463722	19.718277	36.33%	740
2008	24.551947	14.463722	-41.09%	780
2007	21.824423	24.551947	12.50%	817
2006	19.902525	21.824423	9.66%	319
2005	17.286403	19.902525	15.13%	1,021
2004	14.215347	17.286403	21.60%	449
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
2004	14.668519	16.214347	10.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.939940	11.678732	17.49%	163
2011	12.334209	9.939940	-19.41%	166
2010	11.206366	12.334209	10.06%	143
2009	9.102905	11.206366	23.11%	141
2008	16.648211	9.102905	-45.32%	132
2007	14.581028	16.648211	14.18%	271
2006	12.686350	14.581028	14.93%	0
2005	10.951443	12.686350	15.84%	0
2004*	10.000000	10.951443	9.51%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0
2008	21.309015	10.125372	-52.48%	0
2007	20.719740	21.309015	2.84%	0
2006	18.307851	20.719740	13.17%	0
2005	18.321666	18.307851	-0.08%	393
2004	16.498459	18.321666	11.05%	393

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	7,299
2010	10.134822	11.139588	9.91%	7,299
2009	7.661922	10.134822	32.28%	7,299
2008	11.165991	7.661922	-31.38%	7,299
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
2008	15.481515	11.009094	-28.89%	7
2007	16.310931	15.481515	-5.09%	262
2006	14.275060	16.310931	14.26%	735
2005	14.147775	14.275060	0.90%	1,318
2004	13.065946	14.147775	8.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.216436	22.191355	15.48%	1,963
2011	20.467817	19.216436	-6.11%	10,615
2010	16.363254	20.467817	25.08%	10,582
2009	12.987653	16.363254	25.99%	17,254
2008	19.877499	12.987653	-34.66%	44
2007	20.876474	19.877499	-4.79%	39
2006	18.292933	20.876474	14.12%	0
2005	17.239551	18.292933	6.11%	0
2004	14.281063	17.239551	20.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.462945	15.963907	10.38%	0
2011	17.620128	14.462945	-17.92%	0
2010	15.370257	17.620128	14.64%	0
2009	9.126843	15.370257	68.41%	0
2008	19.769804	9.126843	-53.83%	0
2007	15.749248	19.769804	25.53%	0
2006	12.595749	15.749248	25.04%	0
2005*	10.000000	12.595749	25.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
2004	13.647154	15.779632	15.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.756189	13.566480	15.40%	1,030
2011	13.491849	11.756189	-12.86%	1,050
2010	12.757882	13.491849	5.75%	1,173
2009	9.532448	12.757882	33.84%	1,125
2008	16.394392	9.532448	-41.86%	38,332
2007	14.559452	16.394392	12.60%	18,224
2006	12.287035	14.559452	18.49%	0
2005	11.435943	12.287035	7.44%	0
2004*	10.000000	11.435943	14.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.005298	16.841292	12.24%	0
2011	15.509993	15.005298	-3.25%	0
2010	13.900489	15.509993	11.58%	0
2009	12.006042	13.900489	15.78%	0
2008	11.588307	12.006042	3.60%	0
2007	10.700355	11.588307	8.30%	0
2006	9.719950	10.700355	10.09%	0
2005*	10.000000	9.719950	-2.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.143400	1.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.881931	9.879840	11.24%	0
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.881198	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
2005	12.078253	12.685875	5.03%	0
2004	11.433374	12.078253	5.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.167280	19.532986	20.82%	19
2011	17.808797	16.167280	-9.22%	23
2010	17.144910	17.808797	3.87%	82
2009	12.036669	17.144910	42.44%	90
2008	22.157894	12.036669	-45.68%	102
2007	16.626188	22.157894	33.27%	0
2006	15.618794	16.626188	6.45%	0
2005	14.223799	15.618794	9.81%	0
2004	12.360038	14.223799	15.08%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.438823	38.008036	24.87%	0
2006	21.278655	30.438823	43.05%	0
2005	16.531078	21.278655	28.72%	0
2004	14.278047	16.531078	15.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.705420	15.599246	13.82%	0
2011	13.997110	13.705420	-2.08%	0
2010	12.793737	13.997110	9.41%	0
2009	9.428774	12.793737	35.69%	0
2008	15.338099	9.428774	-38.53%	0
2007	14.163861	15.338099	8.29%	0
2006	13.530321	14.163861	4.68%	0
2005	13.306701	13.530321	1.68%	0
2004	12.516282	13.306701	6.32%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.407826	17.416548	13.04%	6,769
2011	15.868026	15.407826	-2.90%	35,600
2010	14.625800	15.868026	8.49%	37,485
2009	12.244149	14.625800	19.45%	43,173
2008	18.662974	12.244149	-34.39%	278
2007	17.783782	18.662974	4.94%	0
2006	15.127122	17.783782	17.56%	0
2005	14.564059	15.127122	3.87%	0
2004	13.002118	14.564059	12.01%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.009608	9.999463	10.99%	0
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.358640	14.912983	11.64%	5,449
2011	13.627181	13.358640	-1.97%	6,172
2010	12.345554	13.627181	10.38%	6,212
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.539637	10.767889	12.88%	106,784
2011	9.688680	9.539637	-1.54%	128,906
2010	8.866355	9.688680	9.27%	135,003
2009	7.364637	8.866355	20.39%	138,749
2008	10.751051	7.364637	-31.50%	140,727
2007	10.384782	10.751051	3.53%	35,240
2006*	10.000000	10.384782	3.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.681302	10.936450	2.39%	89,244
2011	10.356028	10.681302	3.14%	116,919
2010	10.016084	10.356028	3.39%	119,405
2009	9.155239	10.016084	9.40%	121,742
2008	10.413211	9.155239	-12.08%	132,653
2007	10.367005	10.413211	0.45%	41,655
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.449129	11.252912	19.09%	613
2011	10.680333	9.449129	-11.53%	826
2010	9.836750	10.680333	8.58%	817
2009	7.121110	9.836750	38.14%	819
2008	11.896907	7.121110	-40.14%	851
2007	10.665256	11.896907	11.55%	163
2006*	10.000000	10.665256	6.65%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.788420	10.064440	14.52%	1,466
2011	9.451825	8.788420	-7.02%	1,983
2010	8.197583	9.451825	15.30%	2,319
2009	6.055135	8.197583	35.38%	2,420
2008	11.127375	6.055135	-45.58%	2,983
2007	10.195307	11.127375	9.14%	1,977
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.737544	8.835394	14.19%	113,561
2011	8.112854	7.737544	-4.63%	162,786
2010	7.493979	8.112854	8.26%	167,750
2009	5.878154	7.493979	27.49%	170,369
2008	9.729601	5.878154	-39.58%	169,561
2007*	10.000000	9.729601	-2.70%	39,764
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
2004	11.830259	12.705685	7.40%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.579155	14.074991	11.89%	0
2011	12.421391	12.579155	1.27%	0
2010	11.252388	12.421391	10.39%	0
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.755304	15.855651	15.27%	591
2011	14.468988	13.755304	-4.93%	1,835
2010	12.847687	14.468988	12.62%	2,838
2009	10.267780	12.847687	25.13%	961
2008	16.766670	10.267780	-38.76%	1,062
2007	17.650248	16.766670	-5.01%	25,641
2006	15.656179	17.650248	12.74%	0
2005	15.438204	15.656179	1.41%	0
2004	13.516468	15.438204	14.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.848570	9.613812	8.65%	10,175
2011	9.376582	8.848570	-5.63%	49,504
2010	7.778999	9.376582	20.54%	52,943
2009	6.074785	7.778999	28.05%	93,252
2008*	10.000000	6.074785	-39.25%	97,246
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.520408	10.313805	8.33%	45,570
2011	9.892056	9.520408	-3.76%	156,748
2010	9.184621	9.892056	7.70%	160,053
2009	7.857757	9.184621	16.89%	44,560
2008*	10.000000	7.857757	-21.42%	44,916

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.932272	9.901625	10.85%	125,869
2011	9.483120	8.932272	-5.81%	130,362
2010	8.649552	9.483120	9.64%	134,931
2009	7.141169	8.649552	21.12%	2,729
2008*	10.000000	7.141169	-28.59%	2,733
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.226565	10.723441	4.86%	333
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.230927	10.118089	9.61%	3,831
2011	9.688277	9.230927	-4.72%	5,656
2010	8.917492	9.688277	8.64%	5,663
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.782581	10.500768	7.34%	3,844
2011	10.054916	9.782581	-2.71%	1,976
2010	9.453358	10.054916	6.36%	1,979
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.162036	11.702639	4.84%	10,564
2011	10.769716	11.162036	3.64%	45,842
2010	10.339346	10.769716	4.16%	51,365
2009	9.760428	10.339346	5.93%	74,066
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0
2005	19.450243	25.110278	29.10%	0
2004	16.555214	19.450243	17.49%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.906769	18.141044	14.05%	0
2011	21.064719	15.906769	-24.49%	0
2010	18.632720	21.064719	13.05%	0
2009	11.711769	18.632720	59.09%	0
2008	28.495127	11.711769	-58.90%	0
2007	20.085355	28.495127	41.87%	0
2006	15.076760	20.085355	33.22%	0
2005	11.664488	15.076760	29.25%	0
2004*	10.000000	11.664488	16.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.014948	12.078110	0.53%	13,225
2011	11.482739	12.014948	4.63%	48,917
2010	11.233920	11.482739	2.21%	56,993
2009	11.214537	11.233920	0.17%	87,246
2008	10.672268	11.214537	5.08%	99,165
2007	10.210801	10.672268	4.52%	96,626
2006	10.128125	10.210801	0.82%	699
2005	10.053669	10.128125	0.74%	1,255
2004	9.980581	10.053669	0.73%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	278
2009	5.417302	6.840924	26.28%	306
2008*	10.000000	5.417302	-45.83%	149
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
2009	11.581745	14.371664	24.09%	0
2008	18.799631	11.581745	-38.39%	750
2007	18.190547	18.799631	3.35%	785
2006	15.954789	18.190547	14.01%	817
2005	15.152466	15.954789	5.29%	1,164
2004	13.622215	15.152466	11.23%	1,198
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.070926	12.879669	6.70%	4,536
2011	12.264902	12.070926	-1.58%	20,119
2010	11.449122	12.264902	7.13%	20,127
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.810399	12.116591	2.59%	5,484
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
2008	11.671609	10.699867	-8.33%	0
2007	11.355298	11.671609	2.79%	0
2006	10.963864	11.355298	3.57%	0
2005	10.878703	10.963864	0.78%	0
2004	10.656145	10.878703	2.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.696431	14.804597	8.09%	51,371
2011	14.045357	13.696431	-2.48%	116,432
2010	12.981180	14.045357	8.20%	195,188
2009	11.169797	12.981180	16.22%	200,646
2008	14.908837	11.169797	-25.08%	217,596
2007	14.466587	14.908837	3.06%	208,776
2006	13.316989	14.466587	8.63%	79,924
2005	12.957978	13.316989	2.77%	80,112
2004	12.126932	12.957978	6.85%	80,114

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.613576	16.216236	10.97%	28,288
2011	15.305353	14.613576	-4.52%	25,440
2010	13.904885	15.305353	10.07%	51,823
2009	11.458975	13.904885	21.34%	52,511
2008	17.122021	11.458975	-33.07%	54,507
2007	16.537302	17.122021	3.54%	47,493
2006	14.799488	16.537302	11.74%	34,372
2005	14.168087	14.799488	4.46%	30,868
2004	12.956746	14.168087	9.35%	39,451
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.912340	13.607902	5.39%	25,951
2011	12.968407	12.912340	-0.43%	84,031
2010	12.250643	12.968407	5.86%	93,599
2009	10.962065	12.250643	11.75%	94,896
2008	13.227483	10.962065	-17.13%	111,922
2007	12.810853	13.227483	3.25%	106,044
2006	12.111554	12.810853	5.77%	0
2005	11.881848	12.111554	1.93%	0
2004	11.366500	11.881848	4.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.913148	14.916545	15.51%	570
2011	13.575509	12.913148	-4.88%	796
2010	12.824034	13.575509	5.86%	986
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.091840	21.877072	14.59%	391
2011	20.081365	19.091840	-4.93%	448
2010	16.311332	20.081365	23.11%	423
2009	12.226918	16.311332	33.41%	466
2008	19.728273	12.226918	-38.02%	429
2007	18.804895	19.728273	4.91%	0
2006	17.541202	18.804895	7.20%	0
2005	16.039710	17.541202	9.36%	0
2004	14.207354	16.039710	12.90%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.330477	9.101263	-2.46%	7,208
2011	9.564155	9.330477	-2.44%	22,509
2010	9.804346	9.564155	-2.45%	24,581
2009	10.046370	9.804346	-2.41%	29,266
2008	10.091441	10.046370	-0.45%	22,320
2007	9.873106	10.091441	2.21%	37,344
2006	9.681775	9.873106	1.98%	0
2005	9.666356	9.681775	0.16%	0
2004	9.829376	9.666356	-1.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.734088	13.942977	9.49%	138
2011	12.366951	12.734088	2.97%	131
2010	11.463730	12.366951	7.88%	139
2009	9.448066	11.463730	21.33%	142
2008	11.710288	9.448066	-19.32%	159
2007	11.475254	11.710288	2.05%	365
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
2004	10.830451	11.255447	3.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.828271	8.821203	12.68%	11,444
2011	8.879061	7.828271	-11.83%	43,966
2010	7.997740	8.879061	11.02%	44,994
2009	6.023605	7.997740	32.77%	74,076
2008*	10.000000	6.023605	-39.76%	65,382
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
2004	13.673012	16.005733	17.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.263270	9.426327	14.08%	3,269
2011	10.132265	8.263270	-18.45%	3,396
2010	9.812454	10.132265	3.26%	3,017
2009	7.768032	9.812454	26.32%	2,834
2008	14.871871	7.768032	-47.77%	29,291
2007	14.846906	14.871871	0.17%	30,271
2006	12.432919	14.846906	19.42%	0
2005	11.399085	12.432919	9.07%	0
2004*	10.000000	11.399085	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.386027	9.500417	13.29%	8,316
2011	8.883372	8.386027	-5.60%	25,932
2010	7.893914	8.883372	12.53%	28,143
2009	6.255910	7.893914	26.18%	38,501
2008*	10.000000	6.255910	-37.44%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.765824	9.802758	11.83%	8,567
2011	9.404150	8.765824	-6.79%	26,763
2010	7.622543	9.404150	23.37%	28,637
2009	6.166942	7.622543	23.60%	41,078
2008*	10.000000	6.166942	-38.33%	33,171
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.407443	10.676407	13.49%	5,622
2011	9.872439	9.407443	-4.71%	28,042
2010	8.459404	9.872439	16.70%	30,191
2009	6.646660	8.459404	27.27%	37,620
2008*	10.000000	6.646660	-33.53%	55,322
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
2008	16.985489	8.857995	-47.85%	0
2007	15.903523	16.985489	6.80%	0
2006	15.829399	15.903523	0.47%	0
2005	15.060659	15.829399	5.10%	0
2004	13.642354	15.060659	10.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.109016	21.251152	17.35%	934
2011	19.633679	18.109016	-7.77%	1,099
2010	15.913342	19.633679	23.38%	1,013
2009	12.961264	15.913342	22.78%	1,069
2008	19.627066	12.961264	-33.96%	960
2007	21.691010	19.627066	-9.52%	712
2006	18.987931	21.691010	14.24%	0
2005	18.936699	18.987931	0.27%	0
2004	16.592095	18.936699	14.13%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.627098	19.812405	12.40%	102
2011	19.182155	17.627098	-8.11%	182
2010	15.733331	19.182155	21.92%	170
2009	11.997722	15.733331	31.14%	176
2008	19.952370	11.997722	-39.87%	2,745
2007	20.075975	19.952370	-0.62%	2,082
2006	18.414714	20.075975	9.02%	0
2005	16.852384	18.414714	9.27%	0
2004	14.543597	16.852384	15.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.770164	14.181484	11.05%	6,333
2011	13.040921	12.770164	-2.08%	31,111
2010	11.806930	13.040921	10.45%	33,399
2009	9.639863	11.806930	22.48%	52,599
2008	16.925444	9.639863	-43.05%	66,827
2007	16.083340	16.925444	5.24%	46,434
2006	14.537894	16.083340	10.63%	0
2005	13.921850	14.537894	4.43%	0
2004	13.029251	13.921850	6.85%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.089646	10.188609	0.98%	3,993
2011	10.209834	10.089646	-1.18%	3,461
2010	10.218966	10.209834	-0.09%	3,867
2009	9.780247	10.218966	4.49%	3,609
2008*	10.000000	9.780247	-2.20%	223
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.362488	13.251925	16.63%	6,282
2011	13.300288	11.362488	-14.57%	28,619
2010	12.820489	13.300288	3.74%	27,633
2009*	10.000000	12.820489	28.20%	48,094
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.780581	11.303497	15.57%	0
2011	11.436199	9.780581	-14.48%	0
2010	9.607901	11.436199	19.03%	0
2009	7.322224	9.607901	31.22%	0
2008	14.014529	7.322224	-47.75%	108
2007	13.921166	14.014529	0.67%	34,772
2006	11.558796	13.921166	20.44%	0
2005*	10.000000	11.558796	15.59%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.460660	9.653269	2.04%	9,316
2011	9.669694	9.460660	-2.16%	40,731
2010	9.414950	9.669694	2.71%	44,219
2009	8.516376	9.414950	10.55%	62,310
2008	10.084556	8.516376	-15.55%	107,110
2007	9.868330	10.084556	2.19%	98,041
2006	9.707576	9.868330	1.66%	0
2005	9.809131	9.707576	-1.04%	0
2004	9.977746	9.809131	-1.69%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	104
2009	8.753677	10.482189	19.75%	105
2008	14.826537	8.753677	-40.96%	85
2007	15.123174	14.826537	-1.96%	84
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
2004	13.443839	14.672165	9.14%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	0
2007	15.553233	16.325115	4.96%	58,644
2006	14.021406	15.553233	10.92%	0
2005	13.450191	14.021406	4.25%	0
2004	12.171575	13.450191	10.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.031325	14.195261	17.99%	0
2011	13.477647	12.031325	-10.73%	0
2010	11.944378	13.477647	12.84%	0
2009	8.784872	11.944378	35.97%	0
2008	15.097235	8.784872	-41.81%	0
2007	14.594300	15.097235	3.45%	0
2006	12.742651	14.594300	14.53%	0
2005	11.452862	12.742651	11.26%	0
2004*	10.000000	11.452862	14.53%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
2004	15.010694	17.407459	15.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.340525	15.174360	13.75%	5,817
2011	13.718026	13.340525	-2.75%	29,497
2010	12.140898	13.718026	12.99%	32,185
2009	9.723776	12.140898	24.86%	44,498
2008	16.242194	9.723776	-40.13%	58,888
2007	15.988600	16.242194	1.59%	46,132
2006	14.281290	15.988600	11.95%	0
2005	13.844123	14.281290	3.16%	0
2004	13.002597	13.844123	6.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	43
2009	12.132345	16.200094	33.53%	45
2008	20.062157	12.132345	-39.53%	13,463
2007	20.859269	20.062157	-3.82%	9,207
2006	18.648225	20.859269	11.86%	0
2005	17.422486	18.648225	7.04%	0
2004	14.985665	17.422486	16.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.985525	11.331841	3.15%	3,779
2011	11.148319	10.985525	-1.46%	15,336
2010	10.864884	11.148319	2.61%	17,502
2009*	10.000000	10.864884	8.65%	24,431

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
2006	13.598634	15.377247	13.08%	0
2005	13.246585	13.598634	2.66%	0
2004	12.221224	13.246585	8.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0
2004	12.588612	14.269156	13.35%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
2005	11.946053	12.317677	3.11%	0
2004	11.659268	11.946053	2.46%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	78,118
2007	10.449907	10.724417	2.63%	74,561
2006	10.343311	10.449907	1.03%	0
2005	10.201060	10.343311	1.39%	0
2004	10.047999	10.201060	1.52%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	0
2004	12.463435	13.383536	7.38%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.659912	-3.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.564874	-4.35%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.473317	13.013493	13.42%	0
2011	12.622743	11.473317	-9.11%	0
2010	11.517749	12.622743	9.59%	0
2009	9.292375	11.517749	23.95%	0
2008	15.331964	9.292375	-39.39%	0
2007	14.296311	15.331964	7.24%	0
2006	12.890742	14.296311	10.90%	0
2005	12.150760	12.890742	6.09%	0
2004	11.358011	12.150760	6.98%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.719173	11.818861	10.26%	0
2011	10.318572	10.719173	3.88%	0
2010	9.336712	10.318572	10.52%	0
2009	8.290001	9.336712	12.63%	0
2008	11.989016	8.290001	-30.85%	0
2007	11.424010	11.989016	4.95%	0
2006	10.442438	11.424010	9.40%	0
2005	10.195461	10.442438	2.42%	0
2004*	10.000000	10.195461	1.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.561233	13.576909	17.43%	0
2011	12.546270	11.561233	-7.85%	0
2010*	10.000000	12.546270	25.46%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0
2008	14.669980	8.382156	-42.86%	0
2007	13.215323	14.669980	11.01%	0
2006	11.035411	13.215323	19.75%	0
2005	10.647075	11.035411	3.65%	0
2004*	10.000000	10.647075	6.47%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.595679	13.035435	3.49%	0
2011	11.920265	12.595679	5.67%	0
2010	11.416015	11.920265	4.42%	0
2009	10.449397	11.416015	9.25%	0
2008	10.461728	10.449397	-0.12%	0
2007	10.100574	10.461728	3.58%	0
2006	9.972940	10.100574	1.28%	0
2005	10.032360	9.972940	-0.59%	0
2004*	10.000000	10.032360	0.32%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.071761	0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.807549	13.408846	4.69%	0
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.925244	16.026437	7.38%	0
2011	14.076841	14.925244	6.03%	0
2010	12.549459	14.076841	12.17%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.900941	11.626928	17.43%	0
2011	12.292120	9.900941	-19.45%	0
2010	11.173850	12.292120	10.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.267189	16.665089	9.16%	0
2011	14.771633	15.267189	3.35%	0
2010	12.557646	14.771633	17.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.577245	9.644519	12.44%	0
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.413607	15.901259	10.32%	0
2011	17.569025	14.413607	-17.96%	0
2010	15.333521	17.569025	14.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.710111	13.506361	15.34%	0
2011	13.445857	11.710111	-12.91%	0
2010	12.720905	13.445857	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.954104	16.775210	12.18%	0
2011	15.464995	14.954104	-3.30%	0
2010	13.867260	15.464995	11.52%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.139934	1.40%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.876632	9.868868	11.18%	0
2011	10.293028	8.876632	-13.76%	0
2010*	10.000000	10.293028	2.93%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659978	-3.40%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.643193	15.520442	13.76%	0
2011	13.940690	13.643193	-2.13%	0
2010	12.748699	13.940690	9.35%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.144957	1.45%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.006537	9.990921	10.93%	0
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.340409	14.884970	11.58%	0
2011	13.615544	13.340409	-2.02%	0
2010	12.341337	13.615544	10.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.511961	10.731138	12.82%	1,203
2011	9.665526	9.511961	-1.59%	1,234
2010	8.849704	9.665526	9.22%	1,253
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.650364	10.899178	2.34%	1,159
2011	10.331310	10.650364	3.09%	1,097
2010	9.997294	10.331310	3.34%	1,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.719034	8.809726	14.13%	1,513
2011	8.097596	7.719034	-4.67%	1,558
2010	7.483718	8.097596	8.20%	1,556
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.536280	14.019816	11.83%	0
2011	12.385393	12.536280	1.22%	0
2010	11.225521	12.385393	10.33%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.764236	10.475689	7.29%	6,613
2011	10.041190	9.764236	-2.76%	6,613
2010	9.445292	10.041190	6.31%	6,613
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.844412	18.060634	13.99%	0
2011	20.992905	15.844412	-24.52%	0
2010	18.578709	20.992905	12.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.634269	14.729835	8.04%	0
2011	13.988764	13.634269	-2.53%	0
2010	12.935490	13.988764	8.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.547240	16.134332	10.91%	0
2011	15.243674	14.547240	-4.57%	0
2010	13.855936	15.243674	10.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.853743	13.539173	5.33%	4,797
2011	12.916159	12.853743	-0.48%	4,797
2010	12.207537	12.916159	5.80%	4,797
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.895523	14.888534	15.46%	0
2011	13.563910	12.895523	-4.93%	0
2010	12.819648	13.563910	5.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.230890	9.384578	14.02%	0
2011	10.097734	8.230890	-18.49%	0
2010	9.784023	10.097734	3.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.804974	8.948032	14.65%	0
2011	8.524077	7.804974	-8.44%	0
2010	7.754152	8.524077	9.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.070717	10.164262	0.93%	0
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.747233	11.259164	15.51%	0
2011	11.403049	9.747233	-14.52%	0
2010	9.584945	11.403049	18.97%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.751800	12.468015	6.09%	0
2011	12.181711	11.751800	-3.53%	0
2010	10.445286	12.181711	16.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.984192	14.132392	17.93%	0
2011	13.431716	11.984192	-10.78%	0
2010	11.909771	13.431716	12.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.129417	1.29%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.970530	11.310560	3.10%	0
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.923217	10.593616	6.76%	0
2011*	10.000000	9.923217	-0.77%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.561603	-4.38%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.424139	12.951039	13.37%	0
2011	12.575066	11.424139	-9.15%	0
2010	11.480119	12.575066	9.54%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.680100	11.769719	10.20%	0
2011	10.286216	10.680100	3.83%	0
2010	9.312198	10.286216	10.46%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.552598	13.559808	17.37%	0
2011	12.543309	11.552598	-7.90%	0
2010*	10.000000	12.543309	25.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.549755	12.981232	3.44%	0
2011	11.882882	12.549755	5.61%	0
2010	11.386051	11.882882	4.36%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	0
2009	10.075814	11.816881	17.28%	0
2008	17.435268	10.075814	-42.21%	0
2007	17.064599	17.435268	2.17%	0
2006	14.967672	17.064599	14.01%	0
2005	14.683317	14.967672	1.94%	0
2004	13.547207	14.683317	8.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	0
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
2007	19.651496	19.440140	-1.08%	0
2006	17.656679	19.651496	11.30%	0
2005	16.990570	17.656679	3.92%	0
2004	14.642139	16.990570	16.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	391
2010	11.427508	11.706243	2.44%	393
2009	10.639708	11.427508	7.40%	395
2008	11.094373	10.639708	-4.10%	397
2007	10.398993	11.094373	6.69%	398
2006	10.503624	10.398993	-1.00%	400
2005	10.611882	10.503624	-1.02%	401
2004	10.291552	10.611882	3.11%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	0
2009	10.462657	12.008004	14.77%	0
2008	16.449826	10.462657	-36.40%	0
2007	16.956218	16.449826	-2.99%	0
2006	14.894305	16.956218	13.84%	0
2005	14.622353	14.894305	1.86%	0
2004	13.328855	14.622353	9.70%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	1,354
2010	11.521407	13.358495	15.94%	1,354
2009	9.108360	11.521407	26.49%	1,354
2008	12.381706	9.108360	-26.44%	1,354
2007	13.023425	12.381706	-4.93%	1,232
2006	11.115071	13.023425	17.17%	0
2005*	10.000000	11.115071	11.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
2010	15.844234	19.428449	22.62%	0
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
2007	19.956117	19.317027	-3.20%	0
2006	17.897638	19.956117	11.50%	0
2005	17.125720	17.897638	4.51%	0
2004	14.418238	17.125720	18.78%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	1,334
2010	12.421688	13.864896	11.62%	1,337
2009	10.112851	12.421688	22.83%	1,339
2008	16.557317	10.112851	-38.92%	1,342
2007	16.185093	16.557317	2.30%	1,344
2006	14.415353	16.185093	12.28%	1,346
2005	14.163472	14.415353	1.78%	1,348
2004	13.170537	14.163472	7.54%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	0
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0
2007	14.724740	15.330307	4.11%	0
2006	13.001639	14.724740	13.25%	0
2005	12.813249	13.001639	1.47%	0
2004	12.546704	12.813249	2.12%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0
2006	15.193525	15.328402	0.89%	0
2005	14.769232	15.193525	2.87%	0
2004	13.648154	14.769232	8.21%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
2007	14.982308	16.005727	6.83%	0
2006	13.277713	14.982308	12.84%	0
2005	13.397044	13.277713	-0.89%	0
2004	12.835006	13.397044	4.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	0
2008	10.434843	9.400709	-9.91%	0
2007	10.185796	10.434843	2.45%	0
2006	10.057359	10.185796	1.28%	0
2005	10.218953	10.057359	-1.58%	0
2004	10.149419	10.218953	0.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0
2008	11.973480	8.731219	-27.08%	0
2007	11.333906	11.973480	5.64%	0
2006	10.612895	11.333906	6.79%	0
2005*	10.000000	10.612895	6.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
2008	12.734608	8.339025	-34.52%	0
2007	11.885019	12.734608	7.15%	2,685
2006	10.917246	11.885019	8.86%	0
2005*	10.000000	10.917246	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	2,561
2010	10.204831	11.525093	12.94%	2,561
2009	7.982886	10.204831	27.83%	2,561
2008	13.249973	7.982886	-39.75%	2,561
2007	12.242110	13.249973	8.23%	0
2006	11.123821	12.242110	10.05%	0
2005*	10.000000	11.123821	11.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0
2007	15.098789	21.426574	41.91%	0
2006	13.285355	15.098789	13.65%	0
2005*	10.000000	13.285355	32.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	981
2010	12.319644	13.796680	11.99%	981
2009	9.733362	12.319644	26.57%	981
2008	17.466611	9.733362	-44.27%	981
2007	17.700989	17.466611	-1.32%	241
2006	15.144591	17.700989	16.88%	357
2005	14.719744	15.144591	2.89%	460
2004	13.579393	14.719744	8.40%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	0
2009	9.330044	11.634753	24.70%	0
2008	18.171520	9.330044	-48.66%	0
2007	14.724045	18.171520	23.41%	0
2006	14.176563	14.724045	3.86%	0
2005	13.787725	14.176563	2.82%	0
2004	13.720126	13.787725	0.49%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
2010	11.213147	11.752048	4.81%	0
2009	9.964971	11.213147	12.53%	0
2008	10.592391	9.964971	-5.92%	0
2007	10.444489	10.592391	1.42%	0
2006	10.291329	10.444489	1.49%	0
2005	10.363516	10.291329	-0.70%	0
2004	10.207031	10.363516	1.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	2,805
2010	19.579731	24.532712	25.30%	3,542
2009	14.376832	19.579731	36.19%	2,136
2008	24.429564	14.376832	-41.15%	1,407
2007	21.738032	24.429564	12.38%	1,426
2006	19.844027	21.738032	9.54%	0
2005	17.253206	19.844027	15.02%	0
2004	14.202577	17.253206	21.48%	648
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0
2006	18.734206	21.502713	14.78%	0
2005	16.183197	18.734206	15.76%	0
2004	14.655363	16.183197	10.43%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	0
2011	12.250198	9.862121	-19.49%	0
2010	11.141449	12.250198	9.95%	0
2009	9.059475	11.141449	22.98%	0
2008	16.585835	9.059475	-45.38%	0
2007	14.541388	16.585835	14.06%	0
2006	12.664802	14.541388	14.82%	0
2005	10.944025	12.664802	15.72%	0
2004*	10.000000	10.944025	9.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
2010	15.413239	18.976719	23.12%	0
2009	10.064495	15.413239	53.14%	0
2008	21.202732	10.064495	-52.53%	0
2007	20.637677	21.202732	2.74%	0
2006	18.254014	20.637677	13.06%	0
2005	18.286473	18.254014	-0.18%	0
2004	16.483660	18.286473	10.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	2,896
2010	10.096749	11.086382	9.80%	2,896
2009	7.640967	10.096749	32.14%	2,896
2008	11.146886	7.640967	-31.45%	2,896
2007	11.025935	11.146886	1.10%	0
2006*	10.000000	11.025935	10.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
2010	12.513402	14.712054	17.57%	1,058
2009	10.942922	12.513402	14.35%	1,058
2008	15.404295	10.942922	-28.96%	0
2007	16.246329	15.404295	-5.18%	313
2006	14.233070	16.246329	14.14%	465
2005	14.120595	14.233070	0.80%	599
2004	13.054225	14.120595	8.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
2010	16.248200	20.303088	24.96%	0
2009	12.909587	16.248200	25.86%	0
2008	19.778357	12.909587	-34.73%	0
2007	20.793799	19.778357	-4.88%	0
2006	18.239133	20.793799	14.01%	0
2005	17.206428	18.239133	6.00%	0
2004	14.268246	17.206428	20.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.364446	15.838882	10.26%	0
2011	17.518061	14.364446	-18.00%	0
2010	15.296879	17.518061	14.52%	0
2009	9.092581	15.296879	68.23%	0
2008	19.715874	9.092581	-53.88%	0
2007	15.722482	19.715874	25.40%	0
2006	12.587209	15.722482	24.91%	0
2005*	10.000000	12.587209	25.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
2006	16.909683	20.013904	18.36%	0
2005	15.749303	16.909683	7.37%	0
2004	13.634901	15.749303	15.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.664162	13.446456	15.28%	0
2011	13.399958	11.664162	-12.95%	0
2010	12.683992	13.399958	5.64%	0
2009	9.486961	12.683992	33.70%	0
2008	16.332946	9.486961	-41.92%	0
2007	14.519847	16.332946	12.49%	0
2006	12.266150	14.519847	18.37%	0
2005	11.428183	12.266150	7.33%	0
2004*	10.000000	11.428183	14.28%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	0
2011	15.420113	14.903090	-3.35%	0
2010	13.834107	15.420113	11.46%	0
2009	11.960959	13.834107	15.66%	0
2008	11.556646	11.960959	3.50%	0
2007	10.682130	11.556646	8.19%	0
2006	9.713324	10.682130	9.97%	0
2005*	10.000000	9.713324	-2.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
2011	10.292162	8.871331	-13.80%	0
2010*	10.000000	10.292162	2.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	0
2006	12.648544	13.610743	7.61%	0
2005	12.055029	12.648544	4.92%	0
2004	11.423100	12.055029	5.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	1,600
2010	17.024431	17.665535	3.77%	1,600
2009	11.964347	17.024431	42.29%	1,600
2008	22.047442	11.964347	-45.73%	1,600
2007	16.560361	22.047442	33.13%	0
2006	15.572875	16.560361	6.34%	0
2005	14.196482	15.572875	9.70%	0
2004	12.348942	14.196482	14.96%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
2006	21.216096	30.318342	42.90%	0
2005	16.499332	21.216096	28.59%	0
2004	14.265241	16.499332	15.66%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.581235	15.442024	13.70%	0
2011	13.884487	13.581235	-2.18%	0
2010	12.703810	13.884487	9.29%	0
2009	9.372096	12.703810	35.55%	0
2008	15.261575	9.372096	-38.59%	0
2007	14.107738	15.261575	8.18%	0
2006	13.490499	14.107738	4.58%	0
2005	13.281117	13.490499	1.58%	0
2004	12.505036	13.281117	6.21%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	1,833
2010	14.522997	15.740351	8.38%	1,833
2009	12.170575	14.522997	19.33%	1,833
2008	18.569909	12.170575	-34.46%	1,833
2007	17.713360	18.569909	4.84%	0
2006	15.082636	17.713360	17.44%	0
2005	14.536075	15.082636	3.76%	0
2004	12.990444	14.536075	11.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
2010*	10.000000	10.659314	6.59%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
2010	8.833028	9.642376	9.16%	0
2009	7.344487	8.833028	20.27%	0
2008	10.732657	7.344487	-31.57%	0
2007	10.377716	10.732657	3.42%	0
2006*	10.000000	10.377716	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
2010	9.978477	10.306571	3.29%	0
2009	9.130214	9.978477	9.29%	0
2008	10.395406	9.130214	-12.17%	0
2007	10.359960	10.395406	0.34%	0
2006*	10.000000	10.359960	3.60%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
2010	9.799774	10.629301	8.46%	0
2009	7.101625	9.799774	37.99%	0
2008	11.876563	7.101625	-40.20%	0
2007	10.658003	11.876563	11.43%	0
2006*	10.000000	10.658003	6.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
2010	8.166735	9.406610	15.18%	0
2009	6.038560	8.166735	35.24%	0
2008	11.108347	6.038560	-45.64%	0
2007	10.188370	11.108347	9.03%	0
2006*	10.000000	10.188370	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
2010	7.473482	8.082379	8.15%	0
2009	5.868092	7.473482	27.36%	0
2008	9.722931	5.868092	-39.65%	0
2007*	10.000000	9.722931	-2.77%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
2006	12.652973	13.638790	7.79%	0
2005	12.681275	12.652973	-0.22%	0
2004	11.819638	12.681275	7.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	0
2011	12.349432	12.493484	1.17%	0
2010	11.198674	12.349432	10.28%	0
2009	7.866527	11.198674	42.36%	0
2008	11.227166	7.866527	-29.93%	0
2007	11.168702	11.227166	0.52%	0
2006	10.361854	11.168702	7.79%	0
2005*	10.000000	10.361854	3.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0
2010	12.757362	14.352557	12.50%	1,127
2009	10.206059	12.757362	25.00%	1,127
2008	16.683031	10.206059	-38.82%	0
2007	17.580325	16.683031	-5.10%	0
2006	15.610111	17.580325	12.62%	0
2005	15.408536	15.610111	1.31%	0
2004	13.504333	15.408536	14.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0
2008*	10.000000	6.070614	-39.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0
2008*	10.000000	7.852379	-21.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	731
2011	9.457221	8.898775	-5.90%	734
2010	8.634762	9.457221	9.52%	737
2009	7.136271	8.634762	21.00%	740
2008*	10.000000	7.136271	-28.64%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
2010	8.902263	9.661834	8.53%	0
2009	7.491083	8.902263	18.84%	0
2008*	10.000000	7.491083	-25.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0
2006	25.036467	33.260826	32.85%	0
2005	19.412896	25.036467	28.97%	0
2004	16.540376	19.412896	17.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
2011	20.921315	15.782293	-24.56%	0
2010	18.524835	20.921315	12.94%	0
2009	11.655901	18.524835	58.93%	0
2008	28.388430	11.655901	-58.94%	0
2007	20.030764	28.388430	41.72%	0
2006	15.051156	20.030764	33.08%	0
2005	11.656576	15.051156	29.12%	0
2004*	10.000000	11.656576	16.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
2008	10.619040	11.147169	4.97%	0
2007	10.170346	10.619040	4.41%	0
2006	10.098317	10.170346	0.71%	0
2005	10.034351	10.098317	0.64%	0
2004	9.971617	10.034351	0.63%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
2010	6.829224	7.520638	10.12%	0
2009	5.413580	6.829224	26.15%	0
2008*	10.000000	5.413580	-45.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0
2006*	10.000000	10.776649	7.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	31,911
2010	14.270643	15.941481	11.71%	68,557
2009	11.512141	14.270643	23.96%	69,445
2008	18.705868	11.512141	-38.46%	75,737
2007	18.118493	18.705868	3.24%	82,619
2006	15.907856	18.118493	13.90%	87,778
2005	15.123351	15.907856	5.19%	90,910
2004	13.609991	15.123351	11.12%	54,581
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
2008	11.613381	10.635584	-8.42%	0
2007	11.310306	11.613381	2.68%	0
2006	10.931599	11.310306	3.46%	0
2005	10.857791	10.931599	0.68%	0
2004	10.646571	10.857791	1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	12,097
2010	12.889966	13.932384	8.09%	109,919
2009	11.102684	12.889966	16.10%	140,265
2008	14.834493	11.102684	-25.16%	189,530
2007	14.409293	14.834493	2.95%	200,906
2006	13.277824	14.409293	8.52%	194,831
2005	12.933076	13.277824	2.67%	169,730
2004	12.116049	12.933076	6.74%	86,468

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	13,130
2010	13.807159	15.182222	9.96%	92,453
2009	11.390121	13.807159	21.22%	108,804
2008	17.036643	11.390121	-33.14%	111,445
2007	16.471815	17.036643	3.43%	127,677
2006	14.755964	16.471815	11.63%	158,856
2005	14.140874	14.755964	4.35%	161,367
2004	12.945322	14.140874	9.24%	111,992
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	5,626
2010	12.164556	12.864085	5.75%	5,766
2009	10.896205	12.164556	11.64%	8,641
2008	13.161523	10.896205	-17.21%	8,650
2007	12.760116	13.161523	3.15%	8,657
2006	12.075916	12.760116	5.67%	8,663
2005	11.859009	12.075916	1.83%	8,671
2004	11.356286	11.859009	4.43%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	6,430
2010	12.815268	13.552335	5.75%	12,453
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	0
2008	19.629907	12.153449	-38.09%	0
2007	18.730452	19.629907	4.80%	0
2006	17.489639	18.730452	7.09%	0
2005	16.008905	17.489639	9.25%	0
2004	14.194622	16.008905	12.78%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	172
2010	9.735058	9.486829	-2.55%	172
2009	9.985606	9.735058	-2.51%	172
2008	10.040699	9.985606	-0.55%	173
2007	9.833599	10.040699	2.11%	3,467
2006	9.652899	9.833599	1.87%	174
2005	9.647389	9.652899	0.06%	22,664
2004	9.820156	9.647389	-1.76%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
2010	11.383200	12.267503	7.77%	0
2009	9.391312	11.383200	21.21%	0
2008	11.651891	9.391312	-19.40%	0
2007	11.429808	11.651891	1.94%	0
2006	11.186803	11.429808	2.17%	0
2005	11.233809	11.186803	-0.42%	0
2004	10.820723	11.233809	3.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
2008*	10.000000	6.019470	-39.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
2006	17.407509	20.765452	19.29%	0
2005	15.978409	17.407509	8.94%	0
2004	13.663665	15.978409	16.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	0
2011	10.063270	8.198586	-18.53%	0
2010	9.755630	10.063270	3.15%	0
2009	7.730977	9.755630	26.19%	0
2008	14.816179	7.730977	-47.82%	0
2007	14.806572	14.816179	0.06%	0
2006	12.411825	14.806572	19.29%	0
2005	11.391374	12.411825	8.96%	0
2004*	10.000000	11.391374	13.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
2010	7.880412	8.859090	12.42%	0
2009	6.251616	7.880412	26.05%	0
2008*	10.000000	6.251616	-37.48%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0
2008*	10.000000	6.162707	-38.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0
2008*	10.000000	6.642101	-33.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	0
2006	15.782851	15.840536	0.37%	0
2005	15.031729	15.782851	5.00%	0
2004	13.630117	15.031729	10.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
2007	21.605189	19.529246	-9.61%	0
2006	18.932150	21.605189	14.12%	0
2005	18.900373	18.932150	0.17%	0
2004	16.577254	18.900373	14.01%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
2010	15.622746	19.027826	21.80%	0
2009	11.925620	15.622746	31.00%	0
2008	19.852863	11.925620	-39.93%	0
2007	19.996473	19.852863	-0.72%	0
2006	18.360569	19.996473	8.91%	0
2005	16.820009	18.360569	9.16%	0
2004	14.530553	16.820009	15.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0
2008	16.841033	9.581929	-43.10%	0
2007	16.019638	16.841033	5.13%	1,995
2006	14.495128	16.019638	10.52%	0
2005	13.895106	14.495128	4.32%	0
2004	13.017569	13.895106	6.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
2010	10.201506	10.181934	-0.19%	0
2009	9.773555	10.201506	4.38%	0
2008*	10.000000	9.773555	-2.26%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
2010	12.811727	13.277584	3.64%	0
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.713932	11.214935	15.45%	0
2011	11.369922	9.713932	-14.56%	0
2010	9.562009	11.369922	18.91%	0
2009	7.294731	9.562009	31.08%	0
2008	13.976285	7.294731	-47.81%	0
2007	13.897501	13.976285	0.57%	0
2006	11.550946	13.897501	20.31%	0
2005*	10.000000	11.550946	15.51%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0
2008	10.034249	8.465200	-15.64%	0
2007	9.829228	10.034249	2.09%	0
2006	9.679002	9.829228	1.55%	0
2005	9.790262	9.679002	-1.14%	0
2004	9.968772	9.790262	-1.79%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	0
2010	10.408503	12.132589	16.56%	0
2009	8.701066	10.408503	19.62%	0
2008	14.752589	8.701066	-41.02%	0
2007	15.063279	14.752589	-2.06%	0
2006	14.685186	15.063279	2.57%	0
2005	14.643982	14.685186	0.28%	0
2004	13.431782	14.643982	9.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	0
2007	15.494930	16.247159	4.85%	0
2006	13.983136	15.494930	10.81%	0
2005	13.427203	13.983136	4.14%	0
2004	12.163238	13.427203	10.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	0
2011	13.385913	11.937196	-10.82%	0
2010	11.875245	13.385913	12.72%	0
2009	8.742977	11.875245	35.83%	0
2008	15.040679	8.742977	-41.87%	0
2007	14.554628	15.040679	3.34%	0
2006	12.721021	14.554628	14.41%	0
2005	11.445101	12.721021	11.15%	0
2004*	10.000000	11.445101	14.45%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
2006	19.313035	22.090135	14.38%	0
2005	17.374012	19.313035	11.16%	0
2004	14.997227	17.374012	15.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0
2008	16.161175	9.665322	-40.19%	0
2007	15.925256	16.161175	1.48%	0
2006	14.239272	15.925256	11.84%	0
2005	13.817518	14.239272	3.05%	0
2004	12.990931	13.817518	6.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	0
2007	20.776676	19.962121	-3.92%	0
2006	18.593399	20.776676	11.74%	0
2005	17.389038	18.593399	6.93%	0
2004	14.972238	17.389038	16.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
2010	10.857437	11.129257	2.50%	0
2009*	10.000000	10.857437	8.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
2006	13.561526	15.319613	12.96%	0
2005	13.223957	13.561526	2.55%	0
2004	12.212863	13.223957	8.28%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
2006	15.575952	19.387774	24.47%	0
2005	14.244793	15.575952	9.34%	0
2004	12.580040	14.244793	13.23%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
2008	12.977688	7.962992	-38.64%	0
2007	12.622358	12.977688	2.82%	0
2006	12.284060	12.622358	2.75%	0
2005	11.925642	12.284060	3.01%	0
2004	11.651290	11.925642	2.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0
2010	9.927442	10.337855	4.13%	0
2009	9.313512	9.927442	6.59%	0
2008	10.673210	9.313512	-12.74%	0
2007	10.410732	10.673210	2.52%	0
2006	10.315071	10.410732	0.93%	0
2005	10.183615	10.315071	1.29%	0
2004	10.041112	10.183615	1.42%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
2006	14.596171	15.761797	7.99%	0
2005	13.356123	14.596171	9.28%	0
2004	12.450667	13.356123	7.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.653276	-3.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.375162	12.888892	13.31%	0
2011	12.527566	11.375162	-9.20%	0
2010	11.442622	12.527566	9.48%	0
2009	9.241239	11.442622	23.82%	0
2008	15.263298	9.241239	-39.45%	0
2007	14.246971	15.263298	7.13%	0
2006	12.859402	14.246971	10.79%	0
2005	12.133625	12.859402	5.98%	0
2004	11.353632	12.133625	6.87%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.641144	11.720757	10.15%	0
2011	10.253946	10.641144	3.78%	0
2010	9.287747	10.253946	10.40%	0
2009	8.254987	9.287747	12.51%	0
2008	11.950647	8.254987	-30.92%	0
2007	11.399208	11.950647	4.84%	0
2006	10.430422	11.399208	9.29%	0
2005	10.194148	10.430422	2.32%	0
2004*	10.000000	10.194148	1.94%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.543952	13.542692	17.31%	0
2011	12.540356	11.543952	-7.95%	0
2010*	10.000000	12.540356	25.40%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0
2008	14.623025	8.346733	-42.92%	0
2007	13.186611	14.623025	10.89%	0
2006	11.022712	13.186611	19.63%	0
2005	10.645707	11.022712	3.54%	0
2004*	10.000000	10.645707	6.46%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.503998	12.927254	3.38%	0
2011	11.845605	12.503998	5.56%	0
2010	11.356156	11.845605	4.31%	0
2009	10.405273	11.356156	9.14%	0
2008	10.428243	10.405273	-0.22%	0
2007	10.078633	10.428243	3.47%	0
2006	9.961460	10.078633	1.18%	0
2005	10.031066	9.961460	-0.69%	0
2004*	10.000000	10.031066	0.31%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
2007	17.030758	17.391707	2.12%	0
2006	14.945638	17.030758	13.95%	0
2005	14.669210	14.945638	1.88%	0
2004	13.541122	14.669210	8.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.504473	21.350842	15.38%	87
2011	20.790175	18.504473	-10.99%	101
2010	16.861246	20.790175	23.30%	89
2009	12.134914	16.861246	38.95%	98
2008	19.391590	12.134914	-37.42%	93
2007	19.612536	19.391590	-1.13%	0
2006	17.630699	19.612536	11.24%	0
2005	16.974250	17.630699	3.87%	0
2004	14.635577	16.974250	15.98%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	0
2007	10.377693	11.065938	6.63%	574
2006	10.487479	10.377693	-1.05%	0
2005	10.600995	10.487479	-1.07%	0
2004	10.286270	10.600995	3.06%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
2006	14.872381	16.922598	13.79%	0
2005	14.608293	14.872381	1.81%	0
2004	13.322861	14.608293	9.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
2007	13.012340	12.364782	-4.98%	0
2006	11.111284	13.012340	17.11%	0
2005*	10.000000	11.111284	11.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
2007	19.916540	19.268764	-3.25%	0
2006	17.871283	19.916540	11.44%	0
2005	17.109251	17.871283	4.45%	0
2004	14.411767	17.109251	18.72%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	7,326
2010	12.377907	13.808945	11.56%	7,326
2009	10.082386	12.377907	22.77%	9,625
2008	16.515936	10.082386	-38.95%	9,625
2007	16.152986	16.515936	2.25%	9,625
2006	14.394124	16.152986	12.22%	9,625
2005	14.149850	14.394124	1.73%	9,625
2004	13.164627	14.149850	7.48%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	0
2007	14.695545	15.292022	4.06%	0
2006	12.982487	14.695545	13.20%	0
2005	12.800921	12.982487	1.42%	0
2004	12.541065	12.800921	2.07%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0
2006	15.171124	15.297967	0.84%	0
2005	14.755012	15.171124	2.82%	0
2004	13.642013	14.755012	8.16%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
2006	13.258156	14.952587	12.78%	0
2005	13.384155	13.258156	-0.94%	0
2004	12.829245	13.384155	4.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0
2007	10.165556	10.408726	2.39%	0
2006	10.042521	10.165556	1.23%	0
2005	10.209113	10.042521	-1.63%	0
2004	10.144849	10.209113	0.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
2007	11.324246	11.957115	5.59%	0
2006	10.609283	11.324246	6.74%	0
2005*	10.000000	10.609283	6.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
2007	11.874893	12.717185	7.09%	0
2006	10.913537	11.874893	8.81%	0
2005*	10.000000	10.913537	9.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.876743	12.201574	12.18%	2,607
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	0
2007	12.231694	13.231866	8.18%	0
2006	11.120041	12.231694	10.00%	0
2005*	10.000000	11.120041	11.20%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
2006	13.280835	15.085922	13.59%	0
2005*	10.000000	13.280835	32.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	0
2008	17.422948	9.704024	-44.30%	0
2007	17.665851	17.422948	-1.37%	0
2006	15.122257	17.665851	16.82%	0
2005	14.705555	15.122257	2.83%	0
2004	13.573275	14.705555	8.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
2007	14.694842	18.126134	23.35%	0
2006	14.155702	14.694842	3.81%	0
2005	13.774476	14.155702	2.77%	0
2004	13.713975	13.774476	0.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.203278	12.551260	2.85%	3,845
2011	11.704638	12.203278	4.26%	8,347
2010	11.173654	11.704638	4.75%	9,121
2009	9.934979	11.173654	12.47%	9,780
2008	10.565928	9.934979	-5.97%	9,266
2007	10.423767	10.565928	1.36%	8,518
2006	10.276160	10.423767	1.44%	0
2005	10.353540	10.276160	-0.75%	0
2004	10.202435	10.353540	1.48%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.216573	23.672861	11.58%	526
2011	24.433783	21.216573	-13.17%	561
2010	19.510775	24.433783	25.23%	510
2009	14.333549	19.510775	36.12%	577
2008	24.368547	14.333549	-41.18%	574
2007	21.694933	24.368547	12.32%	81
2006	19.814822	21.694933	9.49%	0
2005	17.236623	19.814822	14.96%	0
2004	14.196193	17.236623	21.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0
2006	18.706629	21.460084	14.72%	0
2005	16.167649	18.706629	15.70%	0
2004	14.648789	16.167649	10.37%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.823416	11.524043	17.31%	512
2011	12.208392	9.823416	-19.54%	538
2010	11.109114	12.208392	9.90%	465
2009	9.037822	11.109114	22.92%	459
2008	16.554692	9.037822	-45.41%	427
2007	14.521578	16.554692	14.00%	49
2006	12.654015	14.521578	14.76%	0
2005	10.940303	12.654015	15.66%	0
2004*	10.000000	10.940303	9.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	5,754
2010	15.358918	18.900152	23.06%	5,754
2009	10.034168	15.358918	53.07%	7,592
2008	21.149754	10.034168	-52.56%	7,592
2007	20.596731	21.149754	2.69%	7,592
2006	18.227113	20.596731	13.00%	7,592
2005	18.268884	18.227113	-0.23%	7,592
2004	16.476260	18.268884	10.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0
2007	11.022190	11.137362	1.04%	0
2006*	10.000000	11.022190	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	7,464
2010	12.469314	14.652709	17.51%	7,464
2009	10.909972	12.469314	14.29%	9,750
2008	15.365816	10.909972	-29.00%	9,750
2007	16.214108	15.365816	-5.23%	9,750
2006	14.212107	16.214108	14.09%	9,751
2005	14.107001	14.212107	0.75%	9,751
2004	13.048361	14.107001	8.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.955753	21.856586	15.30%	573
2011	20.221199	18.955753	-6.26%	1,553
2010	16.190962	20.221199	24.89%	1,426
2009	12.870717	16.190962	25.80%	1,544
2008	19.728948	12.870717	-34.76%	0
2007	20.752566	19.728948	-4.93%	57
2006	18.212285	20.752566	13.95%	0
2005	17.189899	18.212285	5.95%	0
2004	14.261855	17.189899	20.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.315394	15.776674	10.21%	0
2011	17.467198	14.315394	-18.04%	0
2010	15.260277	17.467198	14.46%	0
2009	9.075481	15.260277	68.15%	0
2008	19.688930	9.075481	-53.91%	0
2007	15.709099	19.688930	25.33%	0
2006	12.582925	15.709099	24.84%	0
2005*	10.000000	12.582925	25.83%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
2006	16.884796	19.974229	18.30%	0
2005	15.734158	16.884796	7.31%	0
2004	13.628768	15.734158	15.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.618401	13.386808	15.22%	668
2011	13.354242	11.618401	-13.00%	688
2010	12.647196	13.354242	5.59%	622
2009	9.464296	12.647196	33.63%	595
2008	16.302306	9.464296	-41.95%	3,535
2007	14.500085	16.302306	12.43%	1,088
2006	12.255715	14.500085	18.31%	0
2005	11.424307	12.255715	7.28%	0
2004*	10.000000	11.424307	14.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.852243	16.643817	12.06%	0
2011	15.375374	14.852243	-3.40%	0
2010	13.801045	15.375374	11.41%	0
2009	11.938495	13.801045	15.60%	0
2008	11.540855	11.938495	3.45%	0
2007	10.673039	11.540855	8.13%	0
2006	9.710022	10.673039	9.92%	0
2005*	10.000000	9.710022	-2.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.132999	1.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.866046	9.846972	11.06%	0
2011	10.291293	8.866046	-13.85%	0
2010*	10.000000	10.291293	2.91%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.871071	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.653258	-3.47%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
2006	12.629911	13.583739	7.55%	0
2005	12.043434	12.629911	4.87%	0
2004	11.417969	12.043434	5.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
2007	16.527481	21.992318	33.07%	0
2006	15.549907	16.527481	6.29%	0
2005	14.182804	15.549907	9.64%	0
2004	12.343389	14.182804	14.90%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.871180	-1.29%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
2006	21.184904	30.258284	42.83%	0
2005	16.483483	21.184904	28.52%	0
2004	14.258843	16.483483	15.60%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.519520	15.363950	13.64%	0
2011	13.828473	13.519520	-2.23%	0
2010	12.659051	13.828473	9.24%	0
2009	9.343867	12.659051	35.48%	0
2008	15.223442	9.343867	-38.62%	0
2007	14.079754	15.223442	8.12%	0
2006	13.470636	14.079754	4.52%	0
2005	13.268354	13.470636	1.52%	0
2004	12.499430	13.268354	6.15%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.198871	17.153877	12.86%	1,831
2011	15.676882	15.198871	-3.05%	12,261
2010	14.471843	15.676882	8.33%	12,110
2009	12.133930	14.471843	19.27%	13,319
2008	18.523527	12.133930	-34.49%	9,154
2007	17.678233	18.523527	4.78%	9,154
2006	15.060428	17.678233	17.38%	9,154
2005	14.522098	15.060428	3.71%	9,154
2004	12.984608	14.522098	11.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	1,327
2011	13.592286	13.303976	-2.12%	1,509
2010	12.332886	13.592286	10.21%	1,463
2009*	10.000000	12.332886	23.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.456812	10.657965	12.70%	14,182
2011	9.619337	9.456812	-1.69%	60,700
2010	8.816436	9.619337	9.11%	77,704
2009	7.334447	8.816436	20.21%	78,466
2008	10.723491	7.334447	-31.60%	56,249
2007	10.374193	10.723491	3.37%	6,174
2006*	10.000000	10.374193	3.74%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.588585	10.824807	2.23%	17,555
2011	10.281906	10.588585	2.98%	57,459
2010	9.959707	10.281906	3.24%	70,555
2009	9.117726	9.959707	9.23%	70,793
2008	10.386521	9.117726	-12.22%	53,873
2007	10.356442	10.386521	0.29%	6,684
2006*	10.000000	10.356442	3.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0
2007	10.654381	11.866415	11.38%	68
2006*	10.000000	10.654381	6.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.712083	9.961644	14.34%	1,477
2011	9.384127	8.712083	-7.16%	1,652
2010	8.151395	9.384127	15.12%	1,602
2009	6.030294	8.151395	35.17%	1,650
2008	11.098840	6.030294	-45.67%	1,558
2007	10.184907	11.098840	8.97%	211
2006*	10.000000	10.184907	1.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.682165	8.758641	14.01%	18,403
2011	8.067167	7.682165	-4.77%	76,536
2010	7.463240	8.067167	8.09%	96,422
2009	5.863065	7.463240	27.29%	96,202
2008	9.719606	5.863065	-39.68%	68,746
2007*	10.000000	9.719606	-2.80%	7,115
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
2006	12.634353	13.611774	7.74%	0
2005	12.669092	12.634353	-0.27%	0
2004	11.814339	12.669092	7.23%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450852	13.909966	11.72%	0
2011	12.313589	12.450852	1.11%	0
2010	11.171907	12.313589	10.22%	0
2009	7.851747	11.171907	42.29%	0
2008	11.211828	7.851747	-29.97%	0
2007	11.159194	11.211828	0.47%	0
2006	10.358332	11.159194	7.73%	0
2005*	10.000000	10.358332	3.58%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.568708	15.616456	15.09%	116
2011	14.294655	13.568708	-5.08%	150
2010	12.712412	14.294655	12.45%	144
2009	10.175323	12.712412	24.93%	127
2008	16.641374	10.175323	-38.86%	131
2007	17.545479	16.641374	-5.15%	1,829
2006	15.587141	17.545479	12.56%	0
2005	15.393731	15.587141	1.26%	0
2004	13.498265	15.393731	14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.798795	9.544982	8.48%	2,704
2011	9.338170	8.798795	-5.78%	7,085
2010	7.759049	9.338170	20.35%	6,965
2009	6.068531	7.759049	27.86%	8,970
2008*	10.000000	6.068531	-39.31%	9,382
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.466861	10.239996	8.17%	23,250
2011	9.851534	9.466861	-3.90%	21,345
2010	9.161073	9.851534	7.54%	21,360
2009	7.849688	9.161073	16.71%	17,621
2008*	10.000000	7.849688	-21.50%	6,684

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	7,921
2010	9.896341	10.294614	4.02%	8,230
2009	8.989941	9.896341	10.08%	0
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	253
2008*	10.000000	7.488515	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.727582	10.425646	7.18%	1,984
2011	10.013747	9.727582	-2.86%	6,464
2010	9.429143	10.013747	6.20%	9,247
2009	8.226353	9.429143	14.62%	7,253
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	2,538
2011	10.725597	11.099266	3.48%	7,030
2010	10.312850	10.725597	4.00%	7,609
2009	9.750412	10.312850	5.77%	8,055
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.035605	12.556286	4.33%	814
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0
2006	24.999639	33.194913	32.78%	0
2005	19.394248	24.999639	28.90%	0
2004	16.532966	19.394248	17.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	0
2011	20.849901	15.720358	-24.60%	0
2010	18.471067	20.849901	12.88%	0
2009	11.628035	18.471067	58.85%	0
2008	28.335167	11.628035	-58.96%	0
2007	20.003497	28.335167	41.65%	0
2006	15.038360	20.003497	33.02%	0
2005	11.652622	15.038360	29.06%	0
2004*	10.000000	11.652622	16.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.852032	11.895963	0.37%	3,553
2011	11.344430	11.852032	4.47%	7,205
2010	11.115694	11.344430	2.06%	7,841
2009	11.113588	11.115694	0.02%	8,964
2008	10.592482	11.113588	4.92%	10,414
2007	10.150136	10.592482	4.36%	8,716
2006	10.083411	10.150136	0.66%	0
2005	10.024669	10.083411	0.59%	0
2004	9.967119	10.024669	0.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
2007	10.772989	11.476395	6.53%	0
2006*	10.000000	10.772989	7.73%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
2010	14.220356	15.877168	11.65%	7,514
2009	11.477467	14.220356	23.90%	62,956
2008	18.659137	11.477467	-38.49%	227,672
2007	18.082559	18.659137	3.19%	235,666
2006	15.884425	18.082559	13.84%	249,715
2005	15.108800	15.884425	5.13%	288,162
2004	13.603874	15.108800	11.06%	194,670
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	1,184
2008	11.584345	10.603544	-8.47%	1,197
2007	11.287846	11.584345	2.63%	1,224
2006	10.915485	11.287846	3.41%	1,405
2005	10.847344	10.915485	0.63%	1,421
2004	10.641785	10.847344	1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.510682	14.581305	7.92%	14,671
2011	13.876159	13.510682	-2.63%	2,496
2010	12.844527	13.876159	8.03%	4,587
2009	11.069232	12.844527	16.04%	7,006
2008	14.797398	11.069232	-25.19%	20,243
2007	14.380679	14.797398	2.90%	69,984
2006	13.258241	14.380679	8.47%	69,395
2005	12.920619	13.258241	2.61%	86,212
2004	12.110589	12.920619	6.69%	23,474

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	9,985
2010	13.758500	15.120964	9.90%	9,987
2009	11.355813	13.758500	21.16%	11,187
2008	16.994057	11.355813	-33.18%	37,884
2007	16.439116	16.994057	3.38%	39,250
2006	14.734212	16.439116	11.57%	49,501
2005	14.127253	14.734212	4.30%	49,921
2004	12.939502	14.127253	9.18%	39,440
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.737218	13.402655	5.22%	3,338
2011	12.812179	12.737218	-0.59%	6,386
2010	12.121687	12.812179	5.70%	6,679
2009	10.863376	12.121687	11.58%	4,821
2008	13.128611	10.863376	-17.25%	14,149
2007	12.734782	13.128611	3.09%	22,463
2006	12.058112	12.734782	5.61%	23,741
2005	11.847596	12.058112	1.78%	36,577
2004	11.351180	11.847596	4.37%	30,618
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	59
2011	13.540749	12.860314	-5.03%	68
2010	12.810888	13.540749	5.70%	67
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0
2007	18.693280	19.580857	4.75%	0
2006	17.463875	18.693280	7.04%	0
2005	15.993517	17.463875	9.19%	0
2004	14.188248	15.993517	12.72%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.203380	8.963449	-2.61%	3,464
2011	9.448369	9.203380	-2.59%	4,408
2010	9.700568	9.448369	-2.60%	4,587
2009	9.955338	9.700568	-2.56%	15,920
2008	10.015402	9.955338	-0.60%	3,519
2007	9.813885	10.015402	2.05%	4,066
2006	9.638481	9.813885	1.82%	0
2005	9.637912	9.638481	0.01%	0
2004	9.815545	9.637912	-1.81%	14,410

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
2007	11.407126	11.622764	1.89%	0
2006	11.170322	11.407126	2.12%	0
2005	11.223003	11.170322	-0.47%	0
2004	10.815861	11.223003	3.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.784223	8.758056	12.51%	2,189
2011	8.842687	7.784223	-11.97%	5,483
2010	7.977230	8.842687	10.85%	5,000
2009	6.017406	7.977230	32.57%	6,578
2008*	10.000000	6.017406	-39.83%	5,649
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
2006	17.383712	20.726461	19.23%	0
2005	15.964736	17.383712	8.89%	0
2004	13.658986	15.964736	16.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	0
2011	10.028915	8.166409	-18.57%	0
2010	9.727311	10.028915	3.10%	0
2009	7.712492	9.727311	26.12%	0
2008	14.788359	7.712492	-47.85%	2,551
2007	14.786394	14.788359	0.01%	1,943
2006	12.401261	14.786394	19.23%	0
2005	11.387503	12.401261	8.90%	0
2004*	10.000000	11.387503	13.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	1,564
2011	8.846962	8.338849	-5.74%	3,110
2010	7.873662	8.846962	12.36%	3,125
2009	6.249471	7.873662	25.99%	3,367
2008*	10.000000	6.249471	-37.51%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	0
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.716502	9.732578	11.66%	1,424
2011	9.365612	8.716502	-6.93%	3,105
2010	7.602974	9.365612	23.18%	3,048
2009	6.160584	7.602974	23.41%	3,423
2008*	10.000000	6.160584	-38.39%	3,175
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.354535	10.599994	13.31%	1,624
2011	9.832003	9.354535	-4.86%	3,836
2010	8.437709	9.832003	16.52%	3,711
2009	6.639822	8.437709	27.08%	3,092
2008*	10.000000	6.639822	-33.60%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0
2007	15.809103	16.858525	6.64%	0
2006	15.759610	15.809103	0.31%	0
2005	15.017268	15.759610	4.94%	0
2004	13.623997	15.017268	10.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
2007	21.562310	19.480424	-9.66%	0
2006	18.904256	21.562310	14.06%	0
2005	18.882184	18.904256	0.12%	0
2004	16.569801	18.882184	13.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.388005	19.513550	12.22%	191
2011	18.951066	17.388005	-8.25%	222
2010	15.567702	18.951066	21.73%	207
2009	11.889701	15.567702	30.93%	216
2008	19.803271	11.889701	-39.96%	220
2007	19.956821	19.803271	-0.77%	14
2006	18.333541	19.956821	8.85%	0
2005	16.803847	18.333541	9.10%	0
2004	14.524035	16.803847	15.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.596966	13.967595	10.88%	1,707
2011	12.883817	12.596966	-2.23%	4,302
2010	11.682638	12.883817	10.28%	4,222
2009	9.553071	11.682638	22.29%	4,445
2008	16.798966	9.553071	-43.13%	6,054
2007	15.987862	16.798966	5.07%	3,445
2006	14.473777	15.987862	10.46%	0
2005	13.881734	14.473777	4.26%	0
2004	13.011714	13.881734	6.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.032936	10.115717	0.83%	909
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.315984	13.177348	16.45%	1,653
2011	13.266228	11.315984	-14.70%	3,776
2010	12.807341	13.266228	3.58%	3,230
2009*	10.000000	12.807341	28.07%	3,951
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.680763	11.170896	15.39%	0
2011	11.336907	9.680763	-14.61%	0
2010	9.539129	11.336907	18.85%	0
2009	7.281010	9.539129	31.01%	0
2008	13.957176	7.281010	-47.83%	0
2007	13.885664	13.957176	0.52%	2,503
2006	11.547015	13.885664	20.25%	0
2005*	10.000000	11.547015	15.47%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.332363	9.507680	1.88%	4,236
2011	9.553200	9.332363	-2.31%	8,278
2010	9.315852	9.553200	2.55%	8,600
2009	8.439710	9.315852	10.38%	8,897
2008	10.009175	8.439710	-15.68%	13,673
2007	9.809727	10.009175	2.03%	9,029
2006	9.664745	9.809727	1.50%	0
2005	9.780856	9.664745	-1.19%	0
2004	9.964302	9.780856	-1.84%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
2010	10.371833	12.083659	16.50%	0
2009	8.674857	10.371833	19.56%	0
2008	14.715730	8.674857	-41.05%	0
2007	15.033407	14.715730	-2.11%	0
2006	14.663563	15.033407	2.52%	0
2005	14.629891	14.663563	0.23%	0
2004	13.425742	14.629891	8.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	0
2007	15.465846	16.208287	4.80%	4,516
2006	13.964028	15.465846	10.75%	0
2005	13.415718	13.964028	4.09%	0
2004	12.159070	13.415718	10.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.890319	14.007267	17.80%	0
2011	13.340180	11.890319	-10.87%	0
2010	11.840747	13.340180	12.66%	0
2009	8.722065	11.840747	35.76%	0
2008	15.012435	8.722065	-41.90%	0
2007	14.534806	15.012435	3.29%	0
2006	12.710197	14.534806	14.36%	0
2005	11.441227	12.710197	11.09%	0
2004*	10.000000	11.441227	14.41%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
2006	19.284633	22.046369	14.32%	0
2005	17.357325	19.284633	11.10%	0
2004	14.990508	17.357325	15.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.159590	14.945495	13.57%	1,233
2011	13.552772	13.159590	-2.90%	4,161
2010	12.013089	13.552772	12.82%	4,096
2009	9.636227	12.013089	24.67%	3,715
2008	16.120808	9.636227	-40.22%	5,629
2007	15.893678	16.120808	1.43%	3,489
2006	14.218306	15.893678	11.78%	0
2005	13.804228	14.218306	3.00%	0
2004	12.985093	13.804228	6.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.268420	20.936347	14.60%	26
2011	19.212979	18.268420	-4.92%	31
2010	16.029546	19.212979	19.86%	29
2009	12.023122	16.029546	33.32%	30
2008	19.912258	12.023122	-39.62%	1,077
2007	20.735496	19.912258	-3.97%	695
2006	18.566041	20.735496	11.69%	0
2005	17.372328	18.566041	6.87%	0
2004	14.965518	17.372328	16.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.940559	11.268065	2.99%	1,052
2011	11.119730	10.940559	-1.61%	2,154
2010	10.853711	11.119730	2.45%	2,243
2009*	10.000000	10.853711	8.54%	2,333

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	0
2009	8.353877	10.562374	26.44%	0
2008	13.991778	8.353877	-40.29%	0
2007	15.290861	13.991778	-8.50%	0
2006	13.543002	15.290861	12.91%	0
2005	13.212649	13.543002	2.50%	0
2004	12.208681	13.212649	8.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
2006	15.554673	19.351390	24.41%	0
2005	14.232609	15.554673	9.29%	0
2004	12.575694	14.232609	13.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
2010	12.674970	14.913404	17.66%	0
2009	7.939854	12.674970	59.64%	0
2008	12.946630	7.939854	-38.67%	0
2007	12.598652	12.946630	2.76%	0
2006	12.267277	12.598652	2.70%	0
2005	11.915436	12.267277	2.95%	0
2004	11.647305	11.915436	2.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	8,290
2007	10.391171	10.647654	2.47%	6,422
2006	10.300963	10.391171	0.88%	0
2005	10.174895	10.300963	1.24%	0
2004	10.037664	10.174895	1.37%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
2006	14.573765	15.729544	7.93%	0
2005	13.342449	14.573765	9.23%	0
2004	12.444303	13.342449	7.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.649953	-3.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.326380	12.827027	13.25%	0
2011	12.480231	11.326380	-9.25%	0
2010	11.405236	12.480231	9.43%	0
2009	9.215781	11.405236	23.76%	0
2008	15.229074	9.215781	-39.49%	0
2007	14.222359	15.229074	7.08%	0
2006	12.843748	14.222359	10.73%	0
2005	12.125057	12.843748	5.93%	0
2004	11.351430	12.125057	6.82%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.602309	11.671986	10.09%	0
2011	10.221749	10.602309	3.72%	0
2010	9.263338	10.221749	10.35%	0
2009	8.237520	9.263338	12.45%	0
2008	11.931503	8.237520	-30.96%	0
2007	11.386811	11.931503	4.78%	0
2006	10.424412	11.386811	9.23%	0
2005	10.193488	10.424412	2.27%	0
2004*	10.000000	10.193488	1.93%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.535319	13.525612	17.25%	0
2011	12.537402	11.535319	-7.99%	0
2010*	10.000000	12.537402	25.37%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0
2008	14.599595	8.329071	-42.95%	0
2007	13.172281	14.599595	10.84%	0
2006	11.016363	13.172281	19.57%	0
2005	10.645020	11.016363	3.49%	0
2004*	10.000000	10.645020	6.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.458371	12.873457	3.33%	0
2011	11.808427	12.458371	5.50%	0
2010	11.326326	11.808427	4.26%	0
2009	10.383268	11.326326	9.08%	0
2008	10.411529	10.383268	-0.27%	0
2007	10.067671	10.411529	3.42%	0
2006	9.955720	10.067671	1.12%	0
2005	10.030419	9.955720	-0.74%	0
2004*	10.000000	10.030419	0.30%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
2005	14.655069	14.923589	1.83%	0
2004	13.535030	14.655069	8.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
2005	16.957910	17.604714	3.81%	0
2004	14.628993	16.957910	15.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	0
2007	10.356434	11.037569	6.58%	0
2006	10.471354	10.356434	-1.10%	0
2005	10.590116	10.471354	-1.12%	0
2004	10.280991	10.590116	3.01%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	0
2006	14.850460	16.889015	13.73%	0
2005	14.594228	14.850460	1.76%	0
2004	13.316868	14.594228	9.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0
2005*	10.000000	11.107509	11.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
2005	17.092810	17.844981	4.40%	0
2004	14.405303	17.092810	18.66%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
2009	10.052012	12.334286	22.70%	0
2008	16.474665	10.052012	-38.99%	0
2007	16.120936	16.474665	2.19%	0
2006	14.372917	16.120936	12.16%	0
2005	14.136241	14.372917	1.67%	0
2004	13.158718	14.136241	7.43%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
2005	12.788595	12.963337	1.37%	0
2004	12.535430	12.788595	2.02%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
2005	14.740822	15.148778	2.77%	0
2004	13.635887	14.740822	8.10%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
2005	13.371278	13.238612	-0.99%	0
2004	12.823482	13.371278	4.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
2005	10.199280	10.027737	-1.68%	0
2004	10.140286	10.199280	0.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
2005*	10.000000	10.605677	6.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0
2005*	10.000000	10.909826	9.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
2005*	10.000000	11.116260	11.16%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
2009	9.483779	13.624560	43.66%	0
2008	21.368031	9.483779	-55.62%	0
2007	15.073090	21.368031	41.76%	0
2006	13.276323	15.073090	13.53%	0
2005*	10.000000	13.276323	32.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
2008	17.379418	9.674800	-44.33%	0
2007	17.630810	17.379418	-1.43%	0
2006	15.099993	17.630810	16.76%	0
2005	14.691423	15.099993	2.78%	0
2004	13.567190	14.691423	8.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
2009	9.273896	11.552863	24.57%	0
2008	18.080797	9.273896	-48.71%	0
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0
2005	13.761209	14.134824	2.71%	0
2004	13.707815	13.761209	0.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
2009	9.905045	11.134285	12.41%	0
2008	10.539507	9.905045	-6.02%	0
2007	10.403072	10.539507	1.31%	0
2006	10.261016	10.403072	1.38%	0
2005	10.343578	10.261016	-0.80%	0
2004	10.197847	10.343578	1.43%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
2009	14.290365	19.442007	36.05%	0
2008	24.307630	14.290365	-41.21%	0
2007	21.651876	24.307630	12.27%	0
2006	19.785626	21.651876	9.43%	0
2005	17.220038	19.785626	14.90%	0
2004	14.189813	17.220038	21.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
2005	16.152073	18.679051	15.64%	0
2004	14.642203	16.152073	10.31%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.784847	11.472890	17.25%	0
2011	12.166701	9.784847	-19.58%	0
2010	11.076852	12.166701	9.84%	0
2009	9.016207	11.076852	22.85%	0
2008	16.523620	9.016207	-45.43%	0
2007	14.501802	16.523620	13.94%	0
2006	12.643261	14.501802	14.70%	0
2005	10.936592	12.643261	15.61%	0
2004*	10.000000	10.936592	9.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0
2008	21.096918	10.003946	-52.58%	0
2007	20.555897	21.096918	2.63%	0
2006	18.200291	20.555897	12.94%	0
2005	18.251327	18.200291	-0.28%	0
2004	16.468875	18.251327	10.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
2008	15.327413	10.877105	-29.03%	0
2007	16.181933	15.327413	-5.28%	0
2006	14.191162	16.181933	14.03%	0
2005	14.093437	14.191162	0.69%	0
2004	13.042504	14.093437	8.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0
2008	19.679634	12.831931	-34.80%	0
2007	20.711387	19.679634	-4.98%	0
2006	18.185458	20.711387	13.89%	0
2005	17.173368	18.185458	5.89%	0
2004	14.255449	17.173368	20.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
2008*	10.000000	6.537747	-34.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.266490	15.714680	10.15%	0
2011	17.416461	14.266490	-18.09%	0
2010	15.223755	17.416461	14.40%	0
2009	9.058403	15.223755	68.06%	0
2008	19.662006	9.058403	-53.93%	0
2007	15.695719	19.662006	25.27%	0
2006	12.578653	15.695719	24.78%	0
2005*	10.000000	12.578653	25.79%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
2005	15.719025	16.859913	7.26%	0
2004	13.622650	15.719025	15.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.572804	13.327409	15.16%	0
2011	13.308661	11.572804	-13.04%	0
2010	12.610495	13.308661	5.54%	0
2009	9.441676	12.610495	33.56%	0
2008	16.271712	9.441676	-41.97%	0
2007	14.480350	16.271712	12.37%	0
2006	12.245306	14.480350	18.25%	0
2005	11.420446	12.245306	7.22%	0
2004*	10.000000	11.420446	14.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.801545	16.578475	12.01%	0
2011	15.330744	14.801545	-3.45%	0
2010	13.768040	15.330744	11.35%	0
2009	11.916053	13.768040	15.54%	0
2008	11.525076	11.916053	3.39%	0
2007	10.663948	11.525076	8.08%	0
2006	9.706720	10.663948	9.86%	0
2005*	10.000000	9.706720	-2.93%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.129532	1.30%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.860746	9.836016	11.01%	0
2011	10.290424	8.860746	-13.89%	0
2010*	10.000000	10.290424	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.867684	-1.32%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
2005	12.031837	12.611299	4.82%	0
2004	11.412832	12.031837	5.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
2009	11.892354	16.904640	42.15%	0
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
2005	14.169154	15.527005	9.58%	0
2004	12.337835	14.169154	14.84%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
2005	16.467621	21.153685	28.46%	0
2004	14.252430	16.467621	15.54%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.458064	15.286243	13.58%	0
2011	13.772664	13.458064	-2.28%	0
2010	12.614430	13.772664	9.18%	0
2009	9.315713	12.614430	35.41%	0
2008	15.185392	9.315713	-38.65%	0
2007	14.051817	15.185392	8.07%	0
2006	13.450793	14.051817	4.47%	0
2005	13.255587	13.450793	1.47%	0
2004	12.493813	13.255587	6.10%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
2009	12.097353	14.420816	19.21%	0
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	0
2005	14.508110	15.038216	3.65%	0
2004	12.978767	14.508110	11.78%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.997341	9.965336	10.76%	0
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
2009	7.324387	8.799821	20.14%	0
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
2009	9.105233	9.940957	9.18%	0
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
2009	7.082184	9.762915	37.85%	0
2008	11.856247	7.082184	-40.27%	0
2007	10.650753	11.856247	11.32%	0
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
2009	6.022020	8.136030	35.10%	0
2008	11.089323	6.022020	-45.70%	0
2007	10.181429	11.089323	8.92%	0
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
2009	5.858027	7.453008	27.23%	0
2008	9.716261	5.858027	-39.71%	0
2007*	10.000000	9.716261	-2.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
2005	12.656896	12.615727	-0.33%	0
2004	11.809019	12.656896	7.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.408333	13.855328	11.66%	0
2011	12.277822	12.408333	1.06%	0
2010	11.145174	12.277822	10.16%	0
2009	7.836979	11.145174	42.21%	0
2008	11.196498	7.836979	-30.01%	0
2007	11.149688	11.196498	0.42%	0
2006	10.354804	11.149688	7.68%	0
2005*	10.000000	10.354804	3.55%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
2009	10.144665	12.667615	24.87%	0
2008	16.599768	10.144665	-38.89%	0
2007	17.510656	16.599768	-5.20%	0
2006	15.564177	17.510656	12.51%	0
2005	15.378922	15.564177	1.20%	0
2004	13.492206	15.378922	13.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
2009	6.066437	7.752377	27.79%	0
2008*	10.000000	6.066437	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
2009	7.846999	9.153230	16.65%	0
2008*	10.000000	7.846999	-21.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
2009	9.747079	10.304036	5.71%	0
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
2005	19.375595	24.962820	28.84%	0
2004	16.525546	19.375595	17.25%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.658645	17.821380	13.81%	0
2011	20.778718	15.658645	-24.64%	0
2010	18.417451	20.778718	12.82%	0
2009	11.600227	18.417451	58.77%	0
2008	28.282008	11.600227	-58.98%	0
2007	19.976255	28.282008	41.58%	0
2006	15.025566	19.976255	32.95%	0
2005	11.648664	15.025566	28.99%	0
2004*	10.000000	11.648664	16.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
2009	11.080107	11.076507	-0.03%	0
2008	10.565993	11.080107	4.87%	0
2007	10.129990	10.565993	4.30%	0
2006	10.068553	10.129990	0.61%	0
2005	10.015015	10.068553	0.53%	0
2004	9.962635	10.015015	0.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
2009	11.442890	14.170243	23.83%	0
2008	18.612502	11.442890	-38.52%	0
2007	18.046687	18.612502	3.14%	0
2006	15.861023	18.046687	13.78%	0
2005	15.094263	15.861023	5.08%	0
2004	13.597762	15.094263	11.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	0
2008	11.555396	10.571603	-8.51%	0
2007	11.265452	11.555396	2.57%	0
2006	10.899399	11.265452	3.36%	0
2005	10.836897	10.899399	0.58%	22,143
2004	10.636998	10.836897	1.88%	22,143
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
2009	11.035880	12.799254	15.98%	0
2008	14.760406	11.035880	-25.23%	0
2007	14.352141	14.760406	2.84%	0
2006	13.238706	14.352141	8.41%	0
2005	12.908186	13.238706	2.56%	0
2004	12.105156	12.908186	6.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
2009	11.321592	13.710012	21.10%	0
2008	16.951581	11.321592	-33.21%	0
2007	16.406499	16.951581	3.32%	0
2006	14.712506	16.406499	11.51%	0
2005	14.113660	14.712506	4.24%	0
2004	12.933688	14.113660	9.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
2005	11.836190	12.040357	1.72%	0
2004	11.346082	11.836190	4.32%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0
2008	19.531916	12.080328	-38.15%	0
2007	18.656197	19.531916	4.69%	0
2006	17.438149	18.656197	6.98%	0
2005	15.978117	17.438149	9.14%	0
2004	14.181875	15.978117	12.67%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
2009	9.925151	9.666191	-2.61%	0
2008	9.990159	9.925151	-0.65%	0
2007	9.794206	9.990159	2.00%	0
2006	9.624080	9.794206	1.77%	0
2005	9.628441	9.624080	-0.05%	0
2004	9.810935	9.628441	-1.86%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
2005	11.212189	11.153847	-0.52%	0
2004	10.810989	11.212189	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
2009	6.015336	7.970391	32.50%	0
2008*	10.000000	6.015336	-39.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
2005	15.951095	17.359965	8.83%	0
2004	13.645304	15.951095	16.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.134331	9.260186	13.84%	0
2011	9.994649	8.134331	-18.61%	0
2010	9.699064	9.994649	3.05%	0
2009	7.694038	9.699064	26.06%	0
2008	14.760578	7.694038	-47.87%	0
2007	14.766245	14.760578	-0.04%	0
2006	12.390705	14.766245	19.17%	0
2005	11.383636	12.390705	8.85%	0
2004*	10.000000	11.383636	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
2009	6.247328	7.866930	25.92%	0
2008*	10.000000	6.247328	-37.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
2009	6.235533	7.734257	24.04%	0
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
2009	6.158477	7.596483	23.35%	0
2008*	10.000000	6.158477	-38.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
2009	6.637541	8.430486	27.01%	0
2008*	10.000000	6.637541	-33.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0
2005	15.002820	15.736403	4.89%	0
2004	13.617871	15.002820	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
2005	18.864027	18.876419	0.07%	0
2004	16.562373	18.864027	13.90%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	0
2007	19.917218	19.753773	-0.82%	0
2006	18.306537	19.917218	8.80%	0
2005	16.787676	18.306537	9.05%	0
2004	14.517509	16.787676	15.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
2009	9.524273	11.641432	22.23%	0
2008	16.756955	9.524273	-43.16%	0
2007	15.956119	16.756955	5.02%	0
2006	14.452447	15.956119	10.40%	0
2005	13.868376	14.452447	4.21%	0
2004	13.005866	13.868376	6.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
2009*	10.000000	12.802957	28.03%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.647685	11.127002	15.33%	0
2011	11.303961	9.647685	-14.65%	0
2010	9.516289	11.303961	18.79%	0
2009	7.267312	9.516289	30.95%	0
2008	13.938094	7.267312	-47.86%	0
2007	13.873847	13.938094	0.46%	0
2006	11.543097	13.873847	20.19%	0
2005*	10.000000	11.543097	15.43%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
2009	8.414262	9.282994	10.32%	0
2008	9.984124	8.414262	-15.72%	0
2007	9.790239	9.984124	1.98%	0
2006	9.650484	9.790239	1.45%	0
2005	9.771420	9.650484	-1.24%	0
2004	9.959809	9.771420	-1.89%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
2005	14.615808	14.641939	0.18%	0
2004	13.419708	14.615808	8.91%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
2008	16.169498	9.531696	-41.05%	0
2007	15.436803	16.169498	4.75%	0
2006	13.944950	15.436803	10.70%	0
2005	13.404243	13.944950	4.03%	0
2004	12.154906	13.404243	10.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.843657	13.945127	17.74%	0
2011	13.294651	11.843657	-10.91%	0
2010	11.806387	13.294651	12.61%	0
2009	8.701218	11.806387	35.69%	0
2008	14.984275	8.701218	-41.93%	0
2007	14.515027	14.984275	3.23%	0
2006	12.699393	14.515027	14.30%	0
2005	11.437350	12.699393	11.03%	0
2004*	10.000000	11.437350	14.37%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
2005	17.340618	19.256202	11.05%	0
2004	14.983757	17.340618	15.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
2009	9.607194	11.970740	24.60%	0
2008	16.080517	9.607194	-40.26%	0
2007	15.862146	16.080517	1.38%	0
2006	14.197362	15.862146	11.73%	0
2005	13.790950	14.197362	2.95%	0
2004	12.979264	13.790950	6.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
2008	19.862490	11.986890	-39.65%	0
2007	20.694340	19.862490	-4.02%	0
2006	18.538687	20.694340	11.63%	0
2005	17.355616	18.538687	6.82%	0
2004	14.958800	17.355616	16.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
2009*	10.000000	10.849988	8.50%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
2005	13.201360	13.524494	2.45%	0
2004	12.204507	13.201360	8.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
2005	14.220424	15.533389	9.23%	0
2004	12.571380	14.220424	13.12%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
2005	11.905241	12.250506	2.90%	0
2004	11.643314	11.905241	2.25%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	0
2007	10.371626	10.622140	2.42%	0
2006	10.286860	10.371626	0.82%	0
2005	10.166177	10.286860	1.19%	0
2004	10.034219	10.166177	1.32%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
2005	13.328752	14.551356	9.17%	0
2004	12.437910	13.328752	7.16%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.646631	-3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.551789	-4.48%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.277748	12.765376	13.19%	0
2011	12.433023	11.277748	-9.29%	0
2010	11.367919	12.433023	9.37%	0
2009	9.190338	11.367919	23.69%	0
2008	15.194863	9.190338	-39.52%	0
2007	14.197739	15.194863	7.02%	0
2006	12.828084	14.197739	10.68%	0
2005	12.116472	12.828084	5.87%	0
2004	11.349228	12.116472	6.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.563605	11.623403	10.03%	0
2011	10.189648	10.563605	3.67%	0
2010	9.238976	10.189648	10.29%	0
2009	8.220078	9.238976	12.40%	0
2008	11.912370	8.220078	-31.00%	0
2007	11.374425	11.912370	4.73%	0
2006	10.418408	11.374425	9.18%	0
2005	10.192830	10.418408	2.21%	0
2004*	10.000000	10.192830	1.93%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.526680	13.508531	17.19%	0
2011	12.534439	11.526680	-8.04%	0
2010*	10.000000	12.534439	25.34%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0
2008	14.576171	8.311425	-42.98%	0
2007	13.157928	14.576171	10.78%	0
2006	11.010003	13.157928	19.51%	0
2005	10.644332	11.010003	3.44%	0
2004*	10.000000	10.644332	6.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.412886	12.819845	3.28%	0
2011	11.771336	12.412886	5.45%	0
2010	11.296550	11.771336	4.20%	0
2009	10.361292	11.296550	9.03%	0
2008	10.394832	10.361292	-0.32%	0
2007	10.056717	10.394832	3.36%	0
2006	9.949982	10.056717	1.07%	0
2005	10.029772	9.949982	-0.80%	0
2004*	10.000000	10.029772	0.30%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
2010	11.692299	12.832930	9.76%	0
2009	9.984969	11.692299	17.10%	0
2008	17.304815	9.984969	-42.30%	0
2007	16.963176	17.304815	2.01%	0
2006	14.901586	16.963176	13.83%	0
2005	14.640963	14.901586	1.78%	0
2004	13.528939	14.640963	8.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
2010	16.742551	20.622656	23.18%	0
2009	12.061873	16.742551	38.81%	0
2008	19.294732	12.061873	-37.49%	0
2007	19.534747	19.294732	-1.23%	0
2006	17.578766	19.534747	11.13%	0
2005	16.941580	17.578766	3.76%	0
2004	14.622416	16.941580	15.86%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.057982	0.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
2010	11.304952	11.562880	2.28%	0
2009	10.541827	11.304952	7.24%	0
2008	11.009254	10.541827	-4.25%	0
2007	10.335203	11.009254	6.52%	0
2006	10.455242	10.335203	-1.15%	0
2005	10.579241	10.455242	-1.17%	0
2004	10.275710	10.579241	2.95%	794
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
2010	11.881451	13.163325	10.79%	0
2009	10.368364	11.881451	14.59%	0
2008	16.326767	10.368364	-36.49%	0
2007	16.855464	16.326767	-3.14%	0
2006	14.828562	16.855464	13.67%	0
2005	14.580180	14.828562	1.70%	0
2004	13.310890	14.580180	9.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
2010	11.438856	13.242389	15.77%	0
2009	9.057048	11.438856	26.30%	0
2008	12.330968	9.057048	-26.55%	0
2007	12.990174	12.330968	-5.07%	0
2006	11.103723	12.990174	16.99%	0
2005*	10.000000	11.103723	11.04%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
2010	11.957452	12.770476	6.80%	0
2009*	10.000000	11.957452	19.57%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
2010	15.677252	19.194143	22.43%	0
2009	12.887190	15.677252	21.65%	0
2008	19.172521	12.887190	-32.78%	0
2007	19.837549	19.172521	-3.35%	0
2006	17.818648	19.837549	11.33%	0
2005	17.076334	17.818648	4.35%	0
2004	14.398821	17.076334	18.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	7
2010	12.290781	13.697694	11.45%	1,999
2009	10.021701	12.290781	22.64%	2,002
2008	16.433443	10.021701	-39.02%	2,576
2007	16.088906	16.433443	2.14%	2,578
2006	14.351708	16.088906	12.10%	2,619
2005	14.122620	14.351708	1.62%	2,866
2004	13.152795	14.122620	7.37%	2,561
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
2010	12.373501	13.851029	11.94%	0
2009	10.404096	12.373501	18.93%	0
2008	15.215613	10.404096	-31.62%	0
2007	14.637231	15.215613	3.95%	0
2006	12.944223	14.637231	13.08%	0
2005	12.776279	12.944223	1.31%	0
2004	12.529791	12.776279	1.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
2010	9.743426	12.402246	27.29%	0
2009	7.962428	9.743426	22.37%	0
2008	13.151399	7.962428	-39.46%	0
2007	15.237302	13.151399	-13.69%	0
2006	15.126454	15.237302	0.73%	0
2005	14.726633	15.126454	2.71%	0
2004	13.629760	14.726633	8.05%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
2010	11.980497	13.173619	9.96%	0
2009	10.870886	11.980497	10.21%	0
2008	15.885982	10.870886	-31.57%	0
2007	14.893279	15.885982	6.67%	0
2006	13.219090	14.893279	12.66%	0
2005	13.358397	13.219090	-1.04%	0
2004	12.817714	13.358397	4.22%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
2010	10.891609	11.475304	5.36%	0
2009	9.315990	10.891609	16.91%	0
2008	10.356746	9.315990	-10.05%	0
2007	10.125236	10.356746	2.29%	0
2006	10.012938	10.125236	1.12%	0
2005	10.189458	10.012938	-1.73%	0
2004	10.135722	10.189458	0.53%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
2010	10.471297	11.467007	9.51%	0
2009	8.682036	10.471297	20.61%	0
2008	11.924411	8.682036	-27.19%	0
2007	11.304950	11.924411	5.48%	0
2006	10.602063	11.304950	6.63%	0
2005*	10.000000	10.602063	6.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
2010	10.371497	11.537694	11.24%	0
2009	8.292054	10.371497	25.08%	0
2008	12.682436	8.292054	-34.62%	0
2007	11.854675	12.682436	6.98%	0
2006	10.906116	11.854675	8.70%	0
2005*	10.000000	10.906116	9.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
2010	10.131730	11.424931	12.76%	0
2009	7.937924	10.131730	27.64%	0
2008	13.195699	7.937924	-39.84%	0
2007	12.210862	13.195699	8.07%	0
2006	11.112479	12.210862	9.88%	0
2005*	10.000000	11.112479	11.12%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
2010	13.591908	15.758809	15.94%	0
2009	9.465921	13.591908	43.59%	0
2008	21.338807	9.465921	-55.64%	0
2007	15.060243	21.338807	41.69%	0
2006	13.271812	15.060243	13.48%	0
2005*	10.000000	13.271812	32.72%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0
2010	12.189770	13.630241	11.82%	0
2009	9.645623	12.189770	26.38%	0
2008	17.335945	9.645623	-44.36%	0
2007	17.595802	17.335945	-1.48%	0
2006	15.077729	17.595802	16.70%	0
2005	14.677279	15.077729	2.73%	0
2004	13.561088	14.677279	8.23%	873
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
2010	11.512099	13.874499	20.52%	0
2009	9.245919	11.512099	24.51%	0
2008	18.035540	9.245919	-48.74%	0
2007	14.636513	18.035540	23.22%	0
2006	14.113970	14.636513	3.70%	0
2005	13.747955	14.113970	2.66%	0
2004	13.701649	13.747955	0.34%	930
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
2010	11.095000	11.610331	4.64%	0
2009	9.875173	11.095000	12.35%	0
2008	10.513127	9.875173	-6.07%	0
2007	10.382389	10.513127	1.26%	0
2006	10.245868	10.382389	1.33%	0
2005	10.333602	10.245868	-0.85%	0
2004	10.193260	10.333602	1.38%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
2010	19.373456	24.236932	25.10%	304
2009	14.247298	19.373456	35.98%	208
2008	24.246866	14.247298	-41.24%	208
2007	21.608905	24.246866	12.21%	209
2006	19.756481	21.608905	9.38%	209
2005	17.203473	19.756481	14.84%	209
2004	14.183441	17.203473	21.29%	459
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
2010	16.299006	17.894027	9.79%	0
2009	13.271559	16.299006	22.81%	0
2008	24.340979	13.271559	-45.48%	0
2007	21.374971	24.340979	13.88%	0
2006	18.651531	21.374971	14.60%	0
2005	16.136539	18.651531	15.59%	0
2004	14.635627	16.136539	10.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.746400	11.421938	17.19%	0
2011	12.125123	9.746400	-19.62%	0
2010	11.044671	12.125123	9.78%	0
2009	8.994644	11.044671	22.79%	0
2008	16.492583	8.994644	-45.46%	0
2007	14.482041	16.492583	13.88%	0
2006	12.632503	14.482041	14.64%	0
2005	10.932892	12.632503	15.55%	0
2004*	10.000000	10.932892	9.33%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
2010	15.250807	18.747871	22.93%	0
2009	9.973778	15.250807	52.91%	0
2008	21.044170	9.973778	-52.61%	0
2007	20.515088	21.044170	2.58%	0
2006	18.173475	20.515088	12.88%	0
2005	18.233772	18.173475	-0.33%	0
2004	16.461485	18.233772	10.77%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0
2010	10.039864	11.006965	9.63%	0
2009	7.609616	10.039864	31.94%	0
2008	11.118291	7.609616	-31.56%	0
2007	11.014694	11.118291	0.94%	0
2006*	10.000000	11.014694	10.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
2010	12.381554	14.534651	17.39%	0
2009	10.844325	12.381554	14.18%	234
2008	15.289080	10.844325	-29.07%	236
2007	16.149816	15.289080	-5.33%	237
2006	14.170259	16.149816	13.97%	238
2005	14.079886	14.170259	0.64%	239
2004	13.036650	14.079886	8.00%	240
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
2010	16.077014	20.058303	24.76%	0
2009	12.793266	16.077014	25.67%	0
2008	19.630438	12.793266	-34.83%	0
2007	20.670291	19.630438	-5.03%	0
2006	18.158666	20.670291	13.83%	0
2005	17.156834	18.158666	5.84%	0
2004	14.249037	17.156834	20.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
2010	8.282802	8.885707	7.28%	0
2009	6.535495	8.282802	26.74%	0
2008*	10.000000	6.535495	-34.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.217720	15.652898	10.09%	0
2011	17.365840	14.217720	-18.13%	0
2010	15.187294	17.365840	14.34%	0
2009	9.041350	15.187294	67.98%	0
2008	19.635127	9.041350	-53.95%	0
2007	15.682353	19.635127	25.21%	0
2006	12.574382	15.682353	24.72%	0
2005*	10.000000	12.574382	25.74%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
2010	17.285475	18.233093	5.48%	0
2009	12.963185	17.285475	33.34%	0
2008	22.346846	12.963185	-41.99%	0
2007	19.895019	22.346846	12.32%	0
2006	16.835067	19.895019	18.18%	0
2005	15.703898	16.835067	7.20%	0
2004	13.616535	15.703898	15.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.527355	13.268242	15.10%	0
2011	13.263192	11.527355	-13.09%	0
2010	12.573861	13.263192	5.48%	0
2009	9.419082	12.573861	33.49%	0
2008	16.241135	9.419082	-42.00%	0
2007	14.460601	16.241135	12.31%	0
2006	12.234869	14.460601	18.19%	0
2005	11.416560	12.234869	7.17%	0
2004*	10.000000	11.416560	14.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.750959	16.513301	11.95%	0
2011	15.286186	14.750959	-3.50%	0
2010	13.735076	15.286186	11.29%	0
2009	11.893637	13.735076	15.48%	0
2008	11.509310	11.893637	3.34%	0
2007	10.654855	11.509310	8.02%	0
2006	9.703414	10.654855	9.81%	0
2005*	10.000000	9.703414	-2.97%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.126064	1.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.855456	9.825094	10.95%	0
2011	10.289558	8.855456	-13.94%	0
2010*	10.000000	10.289558	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
2010*	10.000000	11.262539	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.864302	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.646542	-3.53%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
2010	11.748958	12.423738	5.74%	0
2009*	10.000000	11.748958	17.49%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
2010	14.487378	15.240992	5.20%	0
2009	11.856130	14.487378	22.19%	0
2008	14.516734	11.856130	-18.33%	0
2007	13.529848	14.516734	7.29%	0
2006	12.592696	13.529848	7.44%	0
2005	12.020244	12.592696	4.76%	0
2004	11.407697	12.020244	5.37%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
2010	16.845002	17.452456	3.61%	0
2009	11.856488	16.845002	42.07%	0
2008	21.882481	11.856488	-45.82%	0
2007	16.461920	21.882481	32.93%	0
2006	15.504109	16.461920	6.18%	0
2005	14.155513	15.504109	9.53%	0
2004	12.332291	14.155513	14.78%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
2010	30.396892	36.976679	21.65%	0
2009	17.445542	30.396892	74.24%	0
2008	37.535847	17.445542	-53.52%	0
2007	30.138285	37.535847	24.55%	0
2006	21.122496	30.138285	42.68%	0
2005	16.451756	21.122496	28.39%	0
2004	14.246024	16.451756	15.48%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.396849	15.208871	13.53%	0
2011	13.717052	13.396849	-2.33%	0
2010	12.569939	13.717052	9.13%	0
2009	9.287628	12.569939	35.34%	261
2008	15.147406	9.287628	-38.69%	262
2007	14.023902	15.147406	8.01%	262
2006	13.430943	14.023902	4.41%	262
2005	13.242813	13.430943	1.42%	263
2004	12.488185	13.242813	6.04%	263
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
2010	14.369940	15.550516	8.22%	972
2009	12.060874	14.369940	19.15%	972
2008	18.430972	12.060874	-34.56%	1,251
2007	17.608077	18.430972	4.67%	1,251
2006	15.016031	17.608077	17.26%	1,251
2005	14.494132	15.016031	3.60%	1,251
2004	12.972926	14.494132	11.73%	1,251
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
2010*	10.000000	10.648449	6.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.994269	9.956804	10.70%	0
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0
2010	12.324441	13.569040	10.10%	0
2009*	10.000000	12.324441	23.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
2010	8.783248	9.573283	8.99%	0
2009	7.314348	8.783248	20.08%	0
2008	10.705118	7.314348	-31.67%	0
2007	10.367125	10.705118	3.26%	0
2006*	10.000000	10.367125	3.67%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
2010	9.922251	10.232732	3.13%	0
2009	9.092757	9.922251	9.12%	0
2008	10.368731	9.092757	-12.31%	0
2007	10.349385	10.368731	0.19%	0
2006*	10.000000	10.349385	3.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
2010	9.744543	10.553137	8.30%	0
2009	7.072484	9.744543	37.78%	0
2008	11.846096	7.072484	-40.30%	0
2007	10.647123	11.846096	11.26%	0
2006*	10.000000	10.647123	6.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
2010	8.120695	9.339201	15.00%	0
2009	6.013767	8.120695	35.04%	0
2008	11.079829	6.013767	-45.72%	0
2007	10.177964	11.079829	8.86%	0
2006*	10.000000	10.177964	1.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
2010	7.442784	8.036784	7.98%	0
2009	5.853000	7.442784	27.16%	0
2008	9.712924	5.853000	-39.74%	0
2007*	10.000000	9.712924	-2.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
2010	13.539836	14.907408	10.10%	0
2009	9.531050	13.539836	42.06%	0
2008	13.603229	9.531050	-29.94%	0
2007	13.557768	13.603229	0.34%	0
2006	12.597132	13.557768	7.63%	0
2005	12.644713	12.597132	-0.38%	0
2004	11.803715	12.644713	7.12%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.365943	13.800883	11.60%	0
2011	12.242148	12.365943	1.01%	0
2010	11.118489	12.242148	10.11%	0
2009	7.822222	11.118489	42.14%	0
2008	11.181165	7.822222	-30.04%	0
2007	11.140183	11.181165	0.37%	0
2006	10.351283	11.140183	7.62%	0
2005*	10.000000	10.351283	3.51%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0
2010	12.622935	14.179482	12.33%	0
2009	10.114078	12.622935	24.81%	0
2008	16.558249	10.114078	-38.92%	0
2007	17.475873	16.558249	-5.25%	0
2006	15.541220	17.475873	12.45%	0
2005	15.364109	15.541220	1.15%	0
2004	13.486131	15.364109	13.93%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
2010	7.531931	8.456278	12.27%	0
2009	5.060633	7.531931	48.83%	0
2008*	10.000000	5.060633	-49.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
2010	7.745736	9.312578	20.23%	0
2009	6.064356	7.745736	27.73%	0
2008*	10.000000	6.064356	-39.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
2010	7.915406	8.853740	11.85%	0
2009	6.296675	7.915406	25.71%	0
2008*	10.000000	6.296675	-37.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0
2010	9.145387	9.824565	7.43%	0
2009	7.844296	9.145387	16.59%	0
2008*	10.000000	7.844296	-21.56%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
2010	8.612583	9.418415	9.36%	0
2009	7.128927	8.612583	20.81%	0
2008*	10.000000	7.128927	-28.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0
2010	9.879419	10.266463	3.92%	0
2009	8.983784	9.879419	9.97%	0
2008*	10.000000	8.983784	-10.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
2010	8.879401	9.622188	8.37%	0
2009	7.483373	8.879401	18.66%	0
2008*	10.000000	7.483373	-25.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
2010	8.337114	9.191992	10.25%	0
2009	6.769278	8.337114	23.16%	0
2008*	10.000000	6.769278	-32.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
2010	9.413018	9.986364	6.09%	0
2009	8.220715	9.413018	14.50%	0
2008*	10.000000	8.220715	-17.79%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
2010	10.295222	10.696278	3.90%	0
2009	9.743746	10.295222	5.66%	0
2008*	10.000000	9.743746	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
2010	11.045586	11.619486	5.20%	0
2009	9.749510	11.045586	13.29%	0
2008*	10.000000	9.749510	-2.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
2010	30.334249	34.212924	12.79%	0
2009	19.115830	30.334249	58.69%	0
2008	46.703108	19.115830	-59.07%	0
2007	33.063333	46.703108	41.25%	0
2006	24.926053	33.063333	32.65%	0
2005	19.356954	24.926053	28.77%	0
2004	16.518123	19.356954	17.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.597138	17.742226	13.75%	0
2011	20.707731	15.597138	-24.68%	0
2010	18.363940	20.707731	12.76%	0
2009	11.572463	18.363940	58.69%	0
2008	28.228863	11.572463	-59.00%	0
2007	19.949016	28.228863	41.51%	0
2006	15.012775	19.949016	32.88%	0
2005	11.644707	15.012775	28.92%	0
2004*	10.000000	11.644707	16.45%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
2010	11.037470	11.253024	1.95%	0
2009	11.046718	11.037470	-0.08%	0
2008	10.539565	11.046718	4.81%	0
2007	10.109866	10.539565	4.25%	0
2006	10.053696	10.109866	0.56%	0
2005	10.005359	10.053696	0.48%	0
2004	9.958142	10.005359	0.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
2010	6.811668	7.489773	9.96%	0
2009	5.407999	6.811668	25.96%	0
2008*	10.000000	5.407999	-45.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
2010	7.938099	8.295388	4.50%	0
2009	6.343566	7.938099	25.14%	0
2008	11.456755	6.343566	-44.63%	0
2007	10.765655	11.456755	6.42%	0
2006*	10.000000	10.765655	7.66%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	13,541
2010	14.120289	15.749284	11.54%	34,186
2009	11.408404	14.120289	23.77%	42,880
2008	18.565966	11.408404	-38.55%	44,159
2007	18.010853	18.565966	3.08%	57,370
2006	15.837645	18.010853	13.72%	70,722
2005	15.079743	15.837645	5.03%	84,202
2004	13.591653	15.079743	10.95%	65,405
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
2010	11.429530	12.212561	6.85%	2,111
2009*	10.000000	11.429530	14.30%	2,000
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
2010	11.983630	13.063078	9.01%	0
2009*	10.000000	11.983630	19.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0
2010	11.186832	11.526263	3.03%	0
2009	10.539733	11.186832	6.14%	0
2008	11.526471	10.539733	-8.56%	0
2007	11.243049	11.526471	2.52%	0
2006	10.883299	11.243049	3.31%	0
2005	10.826442	10.883299	0.53%	0
2004	10.632205	10.826442	1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	871
2010	12.754125	13.764356	7.92%	873
2009	11.002625	12.754125	15.92%	2,840
2008	14.723493	11.002625	-25.27%	3,483
2007	14.323647	14.723493	2.79%	3,662
2006	13.219193	14.323647	8.35%	3,768
2005	12.895765	13.219193	2.51%	3,987
2004	12.099714	12.895765	6.58%	3,347

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	13,664
2010	13.661665	14.999139	9.79%	19,974
2009	11.287464	13.661665	21.03%	25,167
2008	16.909180	11.287464	-33.25%	35,397
2007	16.373923	16.909180	3.27%	36,298
2006	14.690818	16.373923	11.46%	37,063
2005	14.100070	14.690818	4.19%	43,486
2004	12.927866	14.100070	9.07%	17,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
2010	12.036372	12.708943	5.59%	0
2009	10.797996	12.036372	11.47%	21,546
2008	13.063022	10.797996	-17.34%	22,178
2007	12.684250	13.063022	2.99%	22,791
2006	12.022586	12.684250	5.50%	23,398
2005	11.824787	12.022586	1.67%	23,400
2004	11.340974	11.824787	4.27%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
2010	12.802117	13.517587	5.59%	1,212
2009*	10.000000	12.802117	28.02%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
2010	16.026026	19.679610	22.80%	0
2009	12.043929	16.026026	33.06%	0
2008	19.483084	12.043929	-38.18%	0
2007	18.619166	19.483084	4.64%	0
2006	17.412461	18.619166	6.93%	0
2005	15.962749	17.412461	9.08%	0
2004	14.175509	15.962749	12.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
2010	9.631905	9.371859	-2.70%	0
2009	9.895030	9.631905	-2.66%	784
2008	9.964960	9.895030	-0.70%	787
2007	9.774552	9.964960	1.95%	0
2006	9.609689	9.774552	1.72%	0
2005	9.618970	9.609689	-0.10%	587
2004	9.806322	9.618970	-1.91%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
2010	11.263285	12.119595	7.60%	0
2009	9.306691	11.263285	21.02%	0
2008	11.564704	9.306691	-19.53%	0
2007	11.361858	11.564704	1.79%	0
2006	11.137395	11.361858	2.02%	0
2005	11.201387	11.137395	-0.57%	0
2004	10.806126	11.201387	3.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0
2010	7.963564	8.818482	10.74%	0
2009	6.013271	7.963564	32.43%	0
2008*	10.000000	6.013271	-39.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
2010	13.538118	13.949382	3.04%	0
2009	10.743615	13.538118	26.01%	0
2008	20.632130	10.743615	-47.93%	0
2007	20.648674	20.632130	-0.08%	0
2006	17.336214	20.648674	19.11%	0
2005	15.937431	17.336214	8.78%	0
2004	13.649628	15.937431	16.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.102357	9.219028	13.78%	0
2011	9.960488	8.102357	-18.66%	0
2010	9.670861	9.960488	2.99%	0
2009	7.675632	9.670861	25.99%	0
2008	14.732856	7.675632	-47.90%	0
2007	14.746131	14.732856	-0.09%	0
2006	12.380156	14.746131	19.11%	0
2005	11.379776	12.380156	8.79%	0
2004*	10.000000	11.379776	13.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
2010	7.860176	8.822750	12.25%	0
2009	6.245178	7.860176	25.86%	0
2008*	10.000000	6.245178	-37.55%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
2010	7.727621	8.477504	9.70%	0
2009	6.233384	7.727621	23.97%	0
2008*	10.000000	6.233384	-37.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0
2010	7.589949	9.339993	23.06%	0
2009	6.156352	7.589949	23.29%	0
2008*	10.000000	6.156352	-38.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0
2010	8.423250	9.805085	16.41%	0
2009	6.635259	8.423250	26.95%	0
2008*	10.000000	6.635259	-33.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
2010	10.797872	13.144257	21.73%	0
2009	8.725387	10.797872	23.75%	0
2008	16.774341	8.725387	-47.98%	0
2007	15.746409	16.774341	6.53%	0
2006	15.713206	15.746409	0.21%	0
2005	14.988380	15.713206	4.84%	0
2004	13.611753	14.988380	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
2010	15.635003	19.240904	23.06%	0
2009	12.767297	15.635003	22.46%	0
2008	19.383155	12.767297	-34.13%	0
2007	21.476827	19.383155	-9.75%	0
2006	18.848605	21.476827	13.94%	0
2005	18.845879	18.848605	0.01%	0
2004	16.554929	18.845879	13.84%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
2010	15.458116	18.798373	21.61%	0
2009	11.818135	15.458116	30.80%	0
2008	19.704363	11.818135	-40.02%	0
2007	19.877673	19.704363	-0.87%	0
2006	18.279558	19.877673	8.74%	0
2005	16.771526	18.279558	8.99%	0
2004	14.510988	16.771526	15.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
2010	11.600380	12.779976	10.17%	0
2009	9.495562	11.600380	22.17%	0
2008	16.715056	9.495562	-43.19%	0
2007	15.924444	16.715056	4.96%	0
2006	14.431147	15.924444	10.35%	0
2005	13.855035	14.431147	4.16%	0
2004	13.000020	13.855035	6.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
2010	7.023424	8.872024	26.32%	0
2009	5.530810	7.023424	26.99%	0
2008*	10.000000	5.530810	-44.69%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
2010	10.175356	10.140212	-0.35%	0
2009	9.763520	10.175356	4.22%	0
2008*	10.000000	9.763520	-2.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
2010	12.798574	13.243557	3.48%	0
2009*	10.000000	12.798574	27.99%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.614714	11.083264	15.27%	0
2011	11.271115	9.614714	-14.70%	0
2010	9.493501	11.271115	18.72%	0
2009	7.253629	9.493501	30.88%	0
2008	13.919027	7.253629	-47.89%	0
2007	13.862023	13.919027	0.41%	0
2006	11.539162	13.862023	20.13%	0
2005*	10.000000	11.539162	15.39%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0
2010	9.250278	9.476224	2.44%	0
2009	8.388907	9.250278	10.27%	0
2008	9.959154	8.388907	-15.77%	0
2007	9.770794	9.959154	1.93%	0
2006	9.636249	9.770794	1.40%	0
2005	9.762014	9.636249	-1.29%	0
2004	9.955329	9.762014	-1.94%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.539583	12.217700	5.88%	0
2011	11.986273	11.539583	-3.73%	0
2010	10.298805	11.986273	16.39%	0
2009	8.622633	10.298805	19.44%	0
2008	14.642200	8.622633	-41.11%	0
2007	14.973750	14.642200	-2.21%	0
2006	14.620350	14.973750	2.42%	0
2005	14.601735	14.620350	0.13%	0
2004	13.413668	14.601735	8.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
2010	12.153477	14.528411	19.54%	0
2009	9.503990	12.153477	27.88%	0
2008	16.130814	9.503990	-41.08%	0
2007	15.407810	16.130814	4.69%	0
2006	13.925889	15.407810	10.64%	0
2005	13.392775	13.925889	3.98%	0
2004	12.150747	13.392775	10.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.797164	13.883229	17.68%	0
2011	13.249257	11.797164	-10.96%	0
2010	11.772109	13.249257	12.55%	0
2009	8.680418	11.772109	35.62%	0
2008	14.956133	8.680418	-41.96%	0
2007	14.495253	14.956133	3.18%	0
2006	12.688592	14.495253	14.24%	0
2005	11.433463	12.688592	10.98%	0
2004*	10.000000	11.433463	14.33%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
2010	17.838889	20.083370	12.58%	0
2009	13.156330	17.838889	35.59%	0
2008	22.661965	13.156330	-41.95%	0
2007	21.958952	22.661965	3.20%	0
2006	19.227848	21.958952	14.20%	0
2005	17.323937	19.227848	10.99%	0
2004	14.977033	17.323937	15.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
2010	11.928510	13.443544	12.70%	1,016
2009	9.578225	11.928510	24.54%	1,016
2008	16.040291	9.578225	-40.29%	1,308
2007	15.830641	16.040291	1.32%	1,308
2006	14.176418	15.830641	11.67%	1,308
2005	13.777669	14.176418	2.89%	1,308
2004	12.973431	13.777669	6.20%	1,308
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
2010	15.916724	19.058165	19.74%	0
2009	11.950765	15.916724	33.19%	0
2008	19.812826	11.950765	-39.68%	0
2007	20.653265	19.812826	-4.07%	0
2006	18.511367	20.653265	11.57%	0
2005	17.338914	18.511367	6.76%	0
2004	14.952077	17.338914	15.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
2010	10.767546	11.458738	6.42%	0
2009*	10.000000	10.767546	7.68%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
2010	10.846261	11.100688	2.35%	0
2009*	10.000000	10.846261	8.46%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
2010	10.490281	11.674836	11.29%	0
2009	8.305380	10.490281	26.31%	0
2008	13.924881	8.305380	-40.36%	0
2007	15.233478	13.924881	-8.59%	0
2006	13.506000	15.233478	12.79%	0
2005	13.190054	13.506000	2.40%	0
2004	12.200318	13.190054	8.11%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
2010	13.440605	14.389256	7.06%	0
2009	11.083425	13.440605	21.27%	0
2008	20.324655	11.083425	-45.47%	0
2007	19.278732	20.324655	5.43%	0
2006	15.512142	19.278732	24.28%	0
2005	14.208241	15.512142	9.18%	0
2004	12.567062	14.208241	13.06%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
2010	12.588450	14.796409	17.54%	0
2009	7.893754	12.588450	59.47%	0
2008	12.884717	7.893754	-38.74%	0
2007	12.551359	12.884717	2.66%	0
2006	12.233756	12.551359	2.60%	0
2005	11.895053	12.233756	2.85%	0
2004	11.639317	11.895053	2.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
2010*	10.000000	10.445159	4.45%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0
2010	9.825964	10.216427	3.97%	0
2009	9.232513	9.825964	6.43%	0
2008	10.596703	9.232513	-12.87%	0
2007	10.352139	10.596703	2.36%	0
2006	10.272794	10.352139	0.77%	0
2005	10.157467	10.272794	1.14%	0
2004	10.030773	10.157467	1.26%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
2010	16.981373	18.132661	6.78%	0
2009	13.413226	16.981373	26.60%	0
2008	16.214509	13.413226	-17.28%	0
2007	15.665159	16.214509	3.51%	0
2006	14.528975	15.665159	7.82%	0
2005	13.315068	14.528975	9.12%	0
2004	12.431525	13.315068	7.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.643319	-3.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.548516	-4.51%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.229312	12.704019	13.13%	0
2011	12.385972	11.229312	-9.34%	0
2010	11.330722	12.385972	9.31%	0
2009	9.164987	11.330722	23.63%	0
2008	15.160746	9.164987	-39.55%	0
2007	14.173175	15.160746	6.97%	0
2006	12.812449	14.173175	10.62%	0
2005	12.107905	12.812449	5.82%	0
2004	11.347027	12.107905	6.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.525008	11.574970	9.98%	0
2011	10.157632	10.525008	3.62%	0
2010	9.214674	10.157632	10.23%	0
2009	8.202674	9.214674	12.34%	0
2008	11.893265	8.202674	-31.03%	0
2007	11.362036	11.893265	4.68%	0
2006	10.412399	11.362036	9.12%	0
2005	10.192174	10.412399	2.16%	0
2004*	10.000000	10.192174	1.92%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.518042	13.491457	17.13%	0
2011	12.531482	11.518042	-8.09%	0
2010*	10.000000	12.531482	25.31%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0
2010	12.318191	15.194881	23.35%	0
2009	8.293825	12.318191	48.52%	0
2008	14.552796	8.293825	-43.01%	0
2007	13.143619	14.552796	10.72%	0
2006	11.003661	13.143619	19.45%	0
2005	10.643645	11.003661	3.38%	0
2004*	10.000000	10.643645	6.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.367542	12.766435	3.23%	0
2011	11.734355	12.367542	5.40%	0
2010	11.266844	11.734355	4.15%	0
2009	10.339355	11.266844	8.97%	0
2008	10.378153	10.339355	-0.37%	0
2007	10.045770	10.378153	3.31%	0
2006	9.944243	10.045770	1.02%	0
2005	10.029125	9.944243	-0.85%	0
2004*	10.000000	10.029125	0.29%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
2010	10.503524	11.522277	9.70%	0
2009	8.974399	10.503524	17.04%	0
2008	15.561424	8.974399	-42.33%	0
2007	15.262085	15.561424	1.96%	0
2006	13.414103	15.262085	13.78%	0
2005	13.186252	13.414103	1.73%	0
2004	12.190984	13.186252	8.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
2010	15.417342	18.980584	23.11%	0
2009	11.112865	15.417342	38.73%	0
2008	17.785824	11.112865	-37.52%	0
2007	18.016376	17.785824	-1.28%	0
2006	16.220743	18.016376	11.07%	0
2005	15.640797	16.220743	3.71%	0
2004	13.506639	15.640797	15.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.054540	0.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
2010	11.264350	11.515422	2.23%	0
2009	10.509365	11.264350	7.18%	0
2008	10.980994	10.509365	-4.29%	0
2007	10.314001	10.980994	6.47%	0
2006	10.439144	10.314001	-1.20%	0
2005	10.568368	10.439144	-1.22%	0
2004	10.270430	10.568368	2.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
2010	10.893310	12.062377	10.73%	0
2009	9.510952	10.893310	14.53%	0
2008	14.984339	9.510952	-36.53%	0
2007	15.477566	14.984339	-3.19%	0
2006	13.623342	15.477566	13.61%	0
2005	13.402011	13.623342	1.65%	0
2004	12.241571	13.402011	9.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
2010	11.411451	13.203884	15.71%	0
2009	9.039997	11.411451	26.23%	0
2008	12.314104	9.039997	-26.59%	0
2007	12.979119	12.314104	-5.12%	0
2006	11.099949	12.979119	16.93%	0
2005*	10.000000	11.099949	11.00%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
2010	11.953359	12.759548	6.74%	0
2009*	10.000000	11.953359	19.53%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
2010	14.408428	17.631627	22.37%	0
2009	11.850255	14.408428	21.59%	0
2008	17.638936	11.850255	-32.82%	0
2007	18.260217	17.638936	-3.40%	0
2006	16.410264	18.260217	11.27%	0
2005	15.734676	16.410264	4.29%	0
2004	13.274342	15.734676	18.53%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
2010	11.190619	12.465194	11.39%	0
2009	9.129349	11.190619	22.58%	0
2008	14.977913	9.129349	-39.05%	0
2007	14.671470	14.977913	2.09%	0
2006	13.094038	14.671470	12.05%	0
2005	12.891636	13.094038	1.57%	0
2004	12.012514	12.891636	7.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
2010	11.403172	12.758281	11.88%	0
2009	9.593139	11.403172	18.87%	0
2008	14.036837	9.593139	-31.66%	0
2007	13.510240	14.036837	3.90%	0
2006	11.953710	13.510240	13.02%	0
2005	11.804661	11.953710	1.26%	0
2004	11.582860	11.804661	1.91%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
2010	9.009860	11.462608	27.22%	0
2009	7.366741	9.009860	22.30%	0
2008	12.173784	7.366741	-39.49%	0
2007	14.111941	12.173784	-13.73%	0
2006	14.016466	14.111941	0.68%	0
2005	13.652977	14.016466	2.66%	0
2004	12.642571	13.652977	7.99%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
2010	11.023932	12.115568	9.90%	0
2009	10.008060	11.023932	10.15%	0
2008	14.632641	10.008060	-31.60%	0
2007	13.725346	14.632641	6.61%	0
2006	12.188691	13.725346	12.61%	0
2005	12.323453	12.188691	-1.09%	0
2004	11.830736	12.323453	4.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
2010	10.686549	11.253471	5.31%	0
2009	9.145297	10.686549	16.85%	0
2008	10.172207	9.145297	-10.10%	0
2007	9.949965	10.172207	2.23%	0
2006	9.844659	9.949965	1.07%	0
2005	10.023347	9.844659	-1.78%	0
2004	9.975615	10.023347	0.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
2010	10.446207	11.433666	9.45%	0
2009	8.665694	10.446207	20.55%	0
2008	11.908098	8.665694	-27.23%	0
2007	11.295312	11.908098	5.43%	0
2006	10.598456	11.295312	6.58%	0
2005*	10.000000	10.598456	5.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
2010	10.346664	11.504162	11.19%	0
2009	8.276442	10.346664	25.01%	0
2008	12.665074	8.276442	-34.65%	0
2007	11.844572	12.665074	6.93%	0
2006	10.902402	11.844572	8.64%	0
2005*	10.000000	10.902402	9.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
2010	10.107473	11.391726	12.71%	0
2009	7.922990	10.107473	27.57%	0
2008	13.177656	7.922990	-39.88%	0
2007	12.200463	13.177656	8.01%	0
2006	11.108705	12.200463	9.83%	0
2005*	10.000000	11.108705	11.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
2010	13.559341	15.712967	15.88%	0
2009	9.448092	13.559341	43.51%	0
2008	21.309610	9.448092	-55.66%	0
2007	15.047416	21.309610	41.62%	0
2006	13.267310	15.047416	13.42%	0
2005*	10.000000	13.267310	32.67%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
2010	11.176201	12.490479	11.76%	0
2009	8.848138	11.176201	26.31%	0
2008	15.910840	8.848138	-44.39%	0
2007	16.157685	15.910840	-1.53%	0
2006	13.852510	16.157685	16.64%	0
2005	13.491515	13.852510	2.68%	0
2004	12.471913	13.491515	8.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
2010	10.338554	12.453729	20.46%	0
2009	8.307658	10.338554	24.45%	0
2008	16.213695	8.307658	-48.76%	0
2007	13.164805	16.213695	23.16%	0
2006	12.701314	13.164805	3.65%	0
2005	12.378260	12.701314	2.61%	0
2004	12.342911	12.378260	0.29%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
2010	10.868034	11.366966	4.59%	0
2009	9.678134	10.868034	12.29%	0
2008	10.308660	9.678134	-6.12%	0
2007	10.185742	10.308660	1.21%	0
2006	10.056955	10.185742	1.28%	0
2005	10.148269	10.056955	-0.90%	0
2004	10.015587	10.148269	1.32%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
2010	18.802126	23.510119	25.04%	0
2009	13.834243	18.802126	35.91%	0
2008	23.556042	13.834243	-41.27%	0
2007	21.004090	23.556042	12.15%	0
2006	19.213360	21.004090	9.32%	0
2005	16.739109	19.213360	14.78%	0
2004	13.807693	16.739109	21.23%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
2010	15.950381	17.502303	9.73%	0
2009	12.994370	15.950381	22.75%	0
2008	23.844891	12.994370	-45.50%	0
2007	20.950159	23.844891	13.82%	0
2006	18.290207	20.950159	14.54%	0
2005	15.832040	18.290207	15.53%	0
2004	14.366822	15.832040	10.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.708109	11.371191	17.13%	0
2011	12.083686	9.708109	-19.66%	0
2010	11.012573	12.083686	9.73%	0
2009	8.973110	11.012573	22.73%	0
2008	16.461582	8.973110	-45.49%	0
2007	14.462290	16.461582	13.82%	0
2006	12.621740	14.462290	14.58%	0
2005	10.929165	12.621740	15.49%	0
2004*	10.000000	10.929165	9.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
2010	13.534218	16.629121	22.87%	0
2009	8.855708	13.534218	52.83%	0
2008	18.694738	8.855708	-52.63%	0
2007	18.234143	18.694738	2.53%	0
2006	16.161154	18.234143	12.83%	0
2005	16.223094	16.161154	-0.38%	0
2004	14.653775	16.223094	10.71%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
2010	10.020937	10.980574	9.58%	0
2009	7.599178	10.020937	31.87%	0
2008	11.108759	7.599178	-31.59%	0
2007	11.010936	11.108759	0.89%	0
2006*	10.000000	11.010936	10.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
2010	11.417179	13.395690	17.33%	0
2009	10.004827	11.417179	14.12%	0
2008	14.112772	10.004827	-29.11%	0
2007	14.914999	14.112772	-5.38%	0
2006	13.093505	14.914999	13.91%	0
2005	13.016674	13.093505	0.59%	0
2004	12.058413	13.016674	7.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
2010	14.725436	18.362599	24.70%	0
2009	11.723787	14.725436	25.60%	0
2008	17.998664	11.723787	-34.86%	0
2007	18.961885	17.998664	-5.08%	0
2006	16.666383	18.961885	13.77%	0
2005	15.754961	16.666383	5.78%	0
2004	13.091484	15.754961	20.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
2010	8.275711	8.873551	7.22%	0
2009	6.533249	8.275711	26.67%	0
2008*	10.000000	6.533249	-34.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.169124	15.591356	10.04%	0
2011	17.315370	14.169124	-18.17%	0
2010	15.150928	17.315370	14.29%	0
2009	9.024332	15.150928	67.89%	0
2008	19.608264	9.024332	-53.98%	0
2007	15.668988	19.608264	25.14%	0
2006	12.570104	15.668988	24.65%	0
2005*	10.000000	12.570104	25.70%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
2010	16.458447	17.351812	5.43%	0
2009	12.349305	16.458447	33.27%	0
2008	21.299565	12.349305	-42.02%	0
2007	18.972437	21.299565	12.27%	0
2006	16.062611	18.972437	18.12%	0
2005	14.991026	16.062611	7.15%	0
2004	13.005097	14.991026	15.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.482043	13.209272	15.04%	0
2011	13.217853	11.482043	-13.13%	0
2010	12.537314	13.217853	5.43%	0
2009	9.396529	12.537314	33.42%	0
2008	16.210600	9.396529	-42.03%	0
2007	14.440865	16.210600	12.26%	0
2006	12.224436	14.440865	18.13%	0
2005	11.412675	12.224436	7.11%	0
2004*	10.000000	11.412675	14.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.700536	16.448372	11.89%	0
2011	15.241749	14.700536	-3.55%	0
2010	13.702181	15.241749	11.24%	0
2009	11.871247	13.702181	15.42%	0
2008	11.493551	11.871247	3.29%	0
2007	10.645767	11.493551	7.96%	0
2006	9.700107	10.645767	9.75%	0
2005*	10.000000	9.700107	-3.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.122600	1.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.850157	9.814154	10.89%	0
2011	10.288678	8.850157	-13.98%	0
2010*	10.000000	10.288678	2.89%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
2010*	10.000000	11.261590	12.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.860932	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.643188	-3.57%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
2010	11.744920	12.413094	5.69%	0
2009*	10.000000	11.744920	17.45%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
2010	13.707710	14.413361	5.15%	0
2009	11.223835	13.707710	22.13%	0
2008	13.749623	11.223835	-18.37%	0
2007	12.821512	13.749623	7.24%	0
2006	11.939548	12.821512	7.39%	0
2005	11.402622	11.939548	4.71%	0
2004	10.827105	11.402622	5.32%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
2010	15.732774	16.291761	3.55%	0
2009	11.079337	15.732774	42.00%	0
2008	20.458703	11.079337	-45.85%	0
2007	15.398782	20.458703	32.86%	0
2006	14.510263	15.398782	6.12%	0
2005	13.254893	14.510263	9.47%	0
2004	11.553597	13.254893	14.73%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
2010	28.588770	34.759329	21.58%	0
2009	16.416242	28.588770	74.15%	0
2008	35.339447	16.416242	-53.55%	0
2007	28.389401	35.339447	24.48%	0
2006	19.906984	28.389401	42.61%	0
2005	15.512965	19.906984	28.32%	0
2004	13.439992	15.512965	15.42%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.144593	13.780140	13.47%	0
2011	12.441236	12.144593	-2.38%	0
2010	11.406675	12.441236	9.07%	0
2009	8.432460	11.406675	35.27%	0
2008	13.759787	8.432460	-38.72%	0
2007	12.745788	13.759787	7.96%	0
2006	12.213138	12.745788	4.36%	0
2005	12.048246	12.213138	1.37%	0
2004	11.367537	12.048246	5.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
2010	13.383690	14.475798	8.16%	0
2009	11.238874	13.383690	19.08%	0
2008	17.183658	11.238874	-34.60%	0
2007	16.424933	17.183658	4.62%	0
2006	14.014222	16.424933	17.20%	0
2005	13.534074	14.014222	3.55%	0
2004	12.119843	13.534074	11.67%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
2010*	10.000000	10.644816	6.45%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.991210	9.948295	10.64%	0
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
2010	12.320211	13.557430	10.04%	0
2009*	10.000000	12.320211	23.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	4,596
2010	8.766695	9.550328	8.94%	14,256
2009	7.304315	8.766695	20.02%	14,304
2008	10.695939	7.304315	-31.71%	12,266
2007	10.363593	10.695939	3.21%	0
2006*	10.000000	10.363593	3.64%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	4,084
2010	9.903550	10.208205	3.08%	12,259
2009	9.080292	9.903550	9.07%	12,241
2008	10.359835	9.080292	-12.35%	10,485
2007	10.345854	10.359835	0.14%	0
2006*	10.000000	10.345854	3.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
2010	9.726182	10.527857	8.24%	0
2009	7.062787	9.726182	37.71%	0
2008	11.835950	7.062787	-40.33%	0
2007	10.643505	11.835950	11.20%	0
2006*	10.000000	10.643505	6.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
2010	8.105384	9.316805	14.95%	0
2009	6.005508	8.105384	34.97%	0
2008	11.070327	6.005508	-45.75%	0
2007	10.174500	11.070327	8.80%	0
2006*	10.000000	10.174500	1.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	5,787
2010	7.432579	8.021648	7.93%	17,663
2009	5.847975	7.432579	27.10%	17,510
2008	9.709586	5.847975	-39.77%	15,211
2007*	10.000000	9.709586	-2.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
2010	12.480475	13.733989	10.04%	0
2009	8.789857	12.480475	41.99%	0
2008	12.551826	8.789857	-29.97%	0
2007	12.516349	12.551826	0.28%	0
2006	11.635459	12.516349	7.57%	0
2005	11.685407	11.635459	-0.43%	0
2004	10.913823	11.685407	7.07%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.323686	13.746638	11.55%	0
2011	12.206569	12.323686	0.96%	0
2010	11.091881	12.206569	10.05%	0
2009	7.807509	11.091881	42.07%	0
2008	11.165880	7.807509	-30.08%	0
2007	11.130696	11.165880	0.32%	0
2006	10.347759	11.130696	7.57%	0
2005*	10.000000	10.347759	3.48%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
2010	11.593016	13.015873	12.27%	0
2009	9.293648	11.593016	24.74%	0
2008	15.222928	9.293648	-38.95%	0
2007	16.074868	15.222928	-5.30%	0
2006	14.302634	16.074868	12.39%	0
2005	14.146884	14.302634	1.10%	0
2004	12.424069	14.146884	13.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
2010	7.525474	8.444706	12.21%	0
2009	5.058892	7.525474	48.76%	0
2008*	10.000000	5.058892	-49.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
2010	7.739089	9.299831	20.17%	0
2009	6.062265	7.739089	27.66%	0
2008*	10.000000	6.062265	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
2010	7.908615	8.841611	11.80%	0
2009	6.294509	7.908615	25.64%	0
2008*	10.000000	6.294509	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.413534	10.166593	8.00%	4,093
2011	9.811122	9.413534	-4.05%	0
2010	9.137556	9.811122	7.37%	0
2009	7.841613	9.137556	16.53%	0
2008*	10.000000	7.841613	-21.58%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
2010	8.605213	9.405529	9.30%	0
2009	7.126480	8.605213	20.75%	0
2008*	10.000000	7.126480	-28.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
2010	9.870949	10.252402	3.86%	0
2009	8.980699	9.870949	9.91%	0
2008*	10.000000	8.980699	-10.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
2010	8.871802	9.609020	8.31%	0
2009	7.480804	8.871802	18.59%	0
2008*	10.000000	7.480804	-25.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
2010	8.329977	9.179402	10.20%	0
2009	6.766952	8.329977	23.10%	0
2008*	10.000000	6.766952	-32.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
2010	9.404951	9.972680	6.04%	0
2009	8.217895	9.404951	14.44%	0
2008*	10.000000	8.217895	-17.82%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
2010	10.286402	10.681616	3.84%	0
2009	9.740403	10.286402	5.61%	0
2008*	10.000000	9.740403	-2.60%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
2010	11.036152	11.603596	5.14%	0
2009	9.746179	11.036152	13.24%	0
2008*	10.000000	9.746179	-2.54%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
2010	28.861814	32.535513	12.73%	0
2009	18.197289	28.861814	58.61%	0
2008	44.481923	18.197289	-59.09%	0
2007	31.507117	44.481923	41.18%	0
2006	23.765012	31.507117	32.58%	0
2005	18.464766	23.765012	28.70%	0
2004	15.764871	18.464766	17.13%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.535826	17.663385	13.69%	0
2011	20.636931	15.535826	-24.72%	0
2010	18.310552	20.636931	12.71%	0
2009	11.544766	18.310552	58.60%	0
2008	28.175851	11.544766	-59.03%	0
2007	19.921838	28.175851	41.43%	0
2006	15.000000	19.921838	32.81%	0
2005	11.640756	15.000000	28.86%	0
2004*	10.000000	11.640756	16.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
2010	10.906576	11.113871	1.90%	0
2009	10.921328	10.906576	-0.14%	0
2008	10.425291	10.921328	4.76%	0
2007	10.005415	10.425291	4.20%	0
2006	9.954928	10.005415	0.51%	0
2005	9.912146	9.954928	0.43%	0
2004	9.870436	9.912146	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
2010	6.805821	7.479488	9.90%	0
2009	5.406135	6.805821	25.89%	0
2008*	10.000000	5.406135	-45.94%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
2010	7.923145	8.275513	4.45%	0
2009	6.334872	7.923145	25.07%	0
2008	11.446937	6.334872	-44.66%	0
2007	10.761991	11.446937	6.36%	0
2006*	10.000000	10.761991	7.62%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
2010	13.022695	14.517603	11.48%	0
2009	10.527018	13.022695	23.71%	0
2008	17.140432	10.527018	-38.58%	0
2007	16.636549	17.140432	3.03%	0
2006	14.636665	16.636549	13.66%	0
2005	13.943365	14.636665	4.97%	0
2004	12.573870	13.943365	10.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
2010	11.425599	12.202083	6.80%	0
2009*	10.000000	11.425599	14.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
2010	11.979523	13.051895	8.95%	0
2009*	10.000000	11.979523	19.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
2010	10.925592	11.251313	2.98%	0
2009	10.298902	10.925592	6.09%	0
2008	11.268896	10.298902	-8.61%	0
2007	10.997500	11.268896	2.47%	0
2006	10.651066	10.997500	3.25%	0
2005	10.600846	10.651066	0.47%	0
2004	10.415999	10.600846	1.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
2010	12.069589	13.018902	7.87%	0
2009	10.417443	12.069589	15.86%	0
2008	13.947586	10.417443	-25.31%	0
2007	13.575830	13.947586	2.74%	0
2006	12.535451	13.575830	8.30%	0
2005	12.235023	12.535451	2.46%	0
2004	11.485655	12.235023	6.52%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0
2010	12.757305	13.999057	9.73%	10,218
2009	10.545690	12.757305	20.97%	10,218
2008	15.806111	10.545690	-33.28%	10,218
2007	15.313687	15.806111	3.22%	10,497
2006	13.746606	15.313687	11.40%	10,684
2005	13.200595	13.746606	4.14%	10,686
2004	12.109389	13.200595	9.01%	10,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.110960	12.724004	5.06%	3,877
2011	12.200977	12.110960	-0.74%	4,045
2010	11.561229	12.200977	5.53%	4,047
2009	10.377072	11.561229	11.41%	4,050
2008	12.560263	10.377072	-17.38%	4,052
2007	12.202378	12.560263	2.93%	0
2006	11.571769	12.202378	5.45%	0
2005	11.387224	11.571769	1.62%	0
2004	10.926922	11.387224	4.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
2010	12.797734	13.506022	5.53%	0
2009*	10.000000	12.797734	27.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
2010	14.600684	17.920119	22.73%	0
2009	10.978399	14.600684	32.99%	0
2008	17.768579	10.978399	-38.21%	0
2007	16.989461	17.768579	4.59%	0
2006	15.896522	16.989461	6.88%	0
2005	14.580496	15.896522	9.03%	0
2004	12.954662	14.580496	12.55%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
2010	9.597732	9.333809	-2.75%	0
2009	9.864992	9.597732	-2.71%	0
2008	9.939818	9.864992	-0.75%	0
2007	9.754929	9.939818	1.90%	0
2006	9.595316	9.754929	1.66%	0
2005	9.609508	9.595316	-0.15%	0
2004	9.801712	9.609508	-1.96%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
2010	10.843521	11.661913	7.55%	0
2009	8.964450	10.843521	20.96%	0
2008	11.145162	8.964450	-19.57%	0
2007	10.955332	11.145162	1.73%	0
2006	10.744406	10.955332	1.96%	0
2005	10.811681	10.744406	-0.62%	0
2004	10.435528	10.811681	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
2010	7.956734	8.806401	10.68%	0
2009	6.011206	7.956734	32.37%	0
2008*	10.000000	6.011206	-39.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
2010	13.491795	13.894509	2.98%	0
2009	10.712357	13.491795	25.95%	0
2008	20.582710	10.712357	-47.95%	0
2007	20.609862	20.582710	-0.13%	0
2006	17.312502	20.609862	19.05%	0
2005	15.923791	17.312502	8.72%	0
2004	13.466949	15.923791	16.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.070510	9.178064	13.72%	0
2011	9.926430	8.070510	-18.70%	0
2010	9.642745	9.926430	2.94%	0
2009	7.657252	9.642745	25.93%	0
2008	14.705170	7.657252	-47.93%	0
2007	14.726035	14.705170	-0.14%	0
2006	12.369612	14.726035	19.05%	0
2005	11.375904	12.369612	8.74%	0
2004*	10.000000	11.375904	13.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
2010	7.853443	8.810683	12.19%	0
2009	6.243034	7.853443	25.80%	0
2008*	10.000000	6.243034	-37.57%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
2010	7.720988	8.465881	9.65%	0
2009	6.231235	7.720988	23.91%	0
2008*	10.000000	6.231235	-37.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
2010	7.583445	9.327189	22.99%	0
2009	6.154236	7.583445	23.22%	0
2008*	10.000000	6.154236	-38.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
2010	8.416032	9.791644	16.35%	0
2009	6.632979	8.416032	26.88%	0
2008*	10.000000	6.632979	-33.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
2010	9.786576	11.907092	21.67%	0
2009	7.912256	9.786576	23.69%	0
2008	15.218971	7.912256	-48.01%	0
2007	14.293732	15.218971	6.47%	0
2006	14.270918	14.293732	0.16%	0
2005	13.619596	14.270918	4.78%	0
2004	12.375046	13.619596	10.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
2010	13.802873	16.977504	23.00%	0
2009	11.276998	13.802873	22.40%	0
2008	17.129432	11.276998	-34.17%	0
2007	18.989489	17.129432	-9.80%	0
2006	16.674207	18.989489	13.89%	0
2005	16.680345	16.674207	-0.04%	0
2004	14.660176	16.680345	13.78%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
2010	14.107536	17.147144	21.55%	0
2009	10.791135	14.107536	30.73%	0
2008	18.001336	10.791135	-40.05%	0
2007	18.169061	18.001336	-0.92%	0
2006	16.716877	18.169061	8.69%	0
2005	15.345626	16.716877	8.94%	0
2004	13.284106	15.345626	15.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
2010	10.617203	11.690824	10.11%	0
2009	8.695247	10.617203	22.10%	0
2008	15.314144	8.695247	-43.22%	0
2007	14.597345	15.314144	4.91%	0
2006	13.235276	14.597345	10.29%	0
2005	12.713412	13.235276	4.10%	0
2004	11.934984	12.713412	6.52%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
2010	7.017385	8.859866	26.26%	0
2009	5.528902	7.017385	26.92%	0
2008*	10.000000	5.528902	-44.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
2010	10.166641	10.126320	-0.40%	0
2009	9.760177	10.166641	4.16%	0
2008*	10.000000	9.760177	-2.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
2010	12.794187	13.232220	3.42%	0
2009*	10.000000	12.794187	27.94%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.581825	11.039671	15.21%	0
2011	11.238324	9.581825	-14.74%	0
2010	9.470733	11.238324	18.66%	0
2009	7.239960	9.470733	30.81%	0
2008	13.899971	7.239960	-47.91%	0
2007	13.850199	13.899971	0.36%	0
2006	11.535240	13.850199	20.07%	0
2005*	10.000000	11.535240	15.35%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
2010	9.183248	9.402725	2.39%	0
2009	8.332400	9.183248	10.21%	0
2008	9.897164	8.332400	-15.81%	0
2007	9.714992	9.897164	1.88%	0
2006	9.586138	9.714992	1.34%	0
2005	9.716232	9.586138	-1.34%	0
2004	9.913731	9.716232	-1.99%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.602812	11.220095	5.82%	0
2011	11.018894	10.602812	-3.78%	0
2010	9.472482	11.018894	16.33%	0
2009	7.934868	9.472482	19.38%	0
2008	13.481237	7.934868	-41.14%	0
2007	13.793625	13.481237	-2.26%	0
2006	13.474988	13.793625	2.36%	0
2005	13.464723	13.474988	0.08%	0
2004	12.375530	13.464723	8.80%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
2010	12.111888	14.471265	19.48%	0
2009	9.476323	12.111888	27.81%	0
2008	16.092134	9.476323	-41.11%	0
2007	15.378820	16.092134	4.64%	0
2006	13.906813	15.378820	10.58%	0
2005	13.381289	13.906813	3.93%	0
2004	12.146568	13.381289	10.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.750796	13.821546	17.62%	0
2011	13.203950	11.750796	-11.01%	0
2010	11.737872	13.203950	12.49%	0
2009	8.659622	11.737872	35.55%	0
2008	14.928004	8.659622	-41.99%	0
2007	14.475470	14.928004	3.13%	0
2006	12.677771	14.475470	14.18%	0
2005	11.429587	12.677771	10.92%	0
2004*	10.000000	11.429587	14.30%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
2010	16.642897	18.727284	12.52%	0
2009	12.280595	16.642897	35.52%	0
2008	21.164400	12.280595	-41.98%	0
2007	20.518439	21.164400	3.15%	0
2006	17.975701	20.518439	14.15%	0
2005	16.204092	17.975701	10.93%	0
2004	14.016105	16.204092	15.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
2010	10.987690	12.376877	12.64%	0
2009	8.827327	10.987690	24.47%	0
2008	14.790405	8.827327	-40.32%	0
2007	14.604644	14.790405	1.27%	0
2006	13.085247	14.604644	11.61%	0
2005	12.723699	13.085247	2.84%	0
2004	11.987135	12.723699	6.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
2010	14.420089	17.257281	19.68%	0
2009	10.832620	14.420089	33.12%	0
2008	17.968356	10.832620	-39.71%	0
2007	18.740234	17.968356	-4.12%	0
2006	16.805357	18.740234	11.51%	0
2005	15.749018	16.805357	6.71%	0
2004	13.588023	15.749018	15.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
2010	10.763848	11.448916	6.36%	0
2009*	10.000000	10.763848	7.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
2010	10.842534	11.091175	2.29%	0
2009*	10.000000	10.842534	8.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
2010	10.454362	11.628891	11.23%	0
2009	8.281208	10.454362	26.24%	0
2008	13.891529	8.281208	-40.39%	0
2007	15.204854	13.891529	-8.64%	0
2006	13.487518	15.204854	12.73%	0
2005	13.178754	13.487518	2.34%	0
2004	12.196135	13.178754	8.06%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
2010	13.394595	14.332632	7.00%	0
2009	11.051174	13.394595	21.21%	0
2008	20.275968	11.051174	-45.50%	0
2007	19.242493	20.275968	5.37%	0
2006	15.490923	19.242493	24.22%	0
2005	14.196078	15.490923	9.12%	0
2004	12.562751	14.196078	13.00%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0
2010	12.545382	14.738209	17.48%	0
2009	7.870786	12.545382	59.39%	0
2008	12.853859	7.870786	-38.77%	0
2007	12.527778	12.853859	2.60%	0
2006	12.217024	12.527778	2.54%	0
2005	11.884869	12.217024	2.79%	0
2004	11.635330	11.884869	2.14%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
2010*	10.000000	10.441594	4.42%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
2010	9.792381	10.176278	3.92%	0
2009	9.205684	9.792381	6.37%	0
2008	10.571339	9.205684	-12.92%	0
2007	10.332690	10.571339	2.31%	0
2006	10.258741	10.332690	0.72%	0
2005	10.148776	10.258741	1.08%	0
2004	10.027332	10.148776	1.21%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
2010	16.920365	18.058221	6.72%	0
2009	13.371901	16.920365	26.54%	0
2008	16.172878	13.371901	-17.32%	0
2007	15.633022	16.172878	3.45%	0
2006	14.506605	15.633022	7.76%	0
2005	13.301386	14.506605	9.06%	0
2004	12.425135	13.301386	7.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.640010	-3.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.545243	-4.55%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.181075	12.642923	13.07%	0
2011	12.339092	11.181075	-9.38%	0
2010	11.293635	12.339092	9.26%	0
2009	9.139674	11.293635	23.57%	0
2008	15.126672	9.139674	-39.58%	0
2007	14.148631	15.126672	6.91%	0
2006	12.796819	14.148631	10.56%	0
2005	12.099333	12.796819	5.76%	0
2004	11.344828	12.099333	6.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.486539	11.526722	9.92%	0
2011	10.125694	10.486539	3.56%	0
2010	9.190424	10.125694	10.18%	0
2009	8.185287	9.190424	12.28%	0
2008	11.874173	8.185287	-31.07%	0
2007	11.349671	11.874173	4.62%	0
2006	10.406395	11.349671	9.06%	0
2005	10.191514	10.406395	2.11%	0
2004*	10.000000	10.191514	1.92%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.509418	13.474423	17.07%	0
2011	12.528521	11.509418	-8.13%	0
2010*	10.000000	12.528521	25.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0
2010	12.285746	15.147080	23.29%	0
2009	8.276237	12.285746	48.45%	0
2008	14.529437	8.276237	-43.04%	0
2007	13.129310	14.529437	10.66%	0
2006	10.997320	13.129310	19.39%	0
2005	10.642960	10.997320	3.33%	0
2004*	10.000000	10.642960	6.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.322341	12.713225	3.17%	0
2011	11.697461	12.322341	5.34%	0
2010	11.237200	11.697461	4.10%	0
2009	10.317451	11.237200	8.91%	0
2008	10.361492	10.317451	-0.43%	0
2007	10.034827	10.361492	3.26%	0
2006	9.938505	10.034827	0.97%	0
2005	10.028476	9.938505	-0.90%	0
2004*	10.000000	10.028476	0.28%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
2010	10.467572	11.476933	9.64%	0
2009	8.948276	10.467572	16.98%	0
2008	15.524125	8.948276	-42.36%	0
2007	15.233390	15.524125	1.91%	0
2006	13.395752	15.233390	13.72%	0
2005	13.174961	13.395752	1.68%	0
2004	12.186801	13.174961	8.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
2007	17.982482	17.743184	-1.33%	0
2006	16.198526	17.982482	11.01%	0
2005	15.627392	16.198526	3.65%	0
2004	13.502003	15.627392	15.74%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.051103	0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
2010	11.223863	11.468142	2.18%	0
2009	10.476980	11.223863	7.13%	0
2008	10.952792	10.476980	-4.34%	0
2007	10.292835	10.952792	6.41%	0
2006	10.423066	10.292835	-1.25%	0
2005	10.557506	10.423066	-1.27%	0
2004	10.265149	10.557506	2.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
2010	10.856018	12.014922	10.68%	0
2009	9.483272	10.856018	14.48%	0
2008	14.948444	9.483272	-36.56%	0
2007	15.448472	14.948444	-3.24%	0
2006	13.604697	15.448472	13.55%	0
2005	13.390532	13.604697	1.60%	0
2004	12.237370	13.390532	9.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
2010	11.384094	13.165463	15.65%	0
2009	9.022964	11.384094	26.17%	0
2008	12.297233	9.022964	-26.63%	0
2007	12.968040	12.297233	-5.17%	0
2006	11.096173	12.968040	16.87%	0
2005*	10.000000	11.096173	10.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.167519	19.312437	12.49%	6
2011	17.562244	17.167519	-2.25%	7
2010	14.359098	17.562244	22.31%	7
2009	11.815766	14.359098	21.52%	0
2008	17.596683	11.815766	-32.85%	0
2007	18.225887	17.596683	-3.45%	0
2006	16.387803	18.225887	11.22%	0
2005	15.721199	16.387803	4.24%	0
2004	13.269792	15.721199	18.47%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
2010	11.152349	12.416183	11.33%	0
2009	9.102810	11.152349	22.52%	0
2008	14.942060	9.102810	-39.08%	0
2007	14.643919	14.942060	2.04%	0
2006	13.076138	14.643919	11.99%	0
2005	12.880598	13.076138	1.52%	0
2004	12.008388	12.880598	7.26%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
2010	11.364128	12.708070	11.83%	0
2009	9.565206	11.364128	18.81%	0
2008	14.003180	9.565206	-31.69%	0
2007	13.484814	14.003180	3.84%	0
2006	11.937337	13.484814	12.96%	0
2005	11.794538	11.937337	1.21%	0
2004	11.578890	11.794538	1.86%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
2010	8.978989	11.417468	27.16%	0
2009	7.345287	8.978989	22.24%	0
2008	12.144605	7.345287	-39.52%	0
2007	14.085397	12.144605	-13.78%	0
2006	13.997272	14.085397	0.63%	0
2005	13.641274	13.997272	2.61%	0
2004	12.638237	13.641274	7.94%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
2010	10.986191	12.067895	9.85%	0
2009	9.978929	10.986191	10.09%	0
2008	14.597570	9.978929	-31.64%	0
2007	13.699522	14.597570	6.56%	0
2006	12.172011	13.699522	12.55%	0
2005	12.312912	12.172011	-1.14%	0
2004	11.826685	12.312912	4.11%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
2010	10.649962	11.209183	5.25%	0
2009	9.118665	10.649962	16.79%	0
2008	10.147811	9.118665	-10.14%	0
2007	9.931232	10.147811	2.18%	0
2006	9.831161	9.931232	1.02%	0
2005	10.014740	9.831161	-1.83%	0
2004	9.972182	10.014740	0.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
2010	10.421183	11.400419	9.40%	0
2009	8.649372	10.421183	20.48%	0
2008	11.891780	8.649372	-27.27%	0
2007	11.285675	11.891780	5.37%	0
2006	10.594840	11.285675	6.52%	0
2005*	10.000000	10.594840	5.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
2010	10.321848	11.470668	11.13%	0
2009	8.260845	10.321848	24.95%	0
2008	12.647721	8.260845	-34.69%	0
2007	11.834454	12.647721	6.87%	0
2006	10.898691	11.834454	8.59%	0
2005*	10.000000	10.898691	8.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
2010	10.083226	11.358568	12.65%	0
2009	7.908046	10.083226	27.51%	0
2008	13.159594	7.908046	-39.91%	0
2007	12.190040	13.159594	7.95%	0
2006	11.104914	12.190040	9.77%	0
2005*	10.000000	11.104914	11.05%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
2010	13.526804	15.667214	15.82%	0
2009	9.430281	13.526804	43.44%	0
2008	21.280421	9.430281	-55.69%	0
2007	15.034572	21.280421	41.54%	0
2006	13.262786	15.034572	13.36%	0
2005*	10.000000	13.262786	32.63%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
2010	11.137940	12.441335	11.70%	0
2009	8.822386	11.137940	26.25%	0
2008	15.872715	8.822386	-44.42%	0
2007	16.127300	15.872715	-1.58%	0
2006	13.833557	16.127300	16.58%	0
2005	13.479956	13.833557	2.62%	0
2004	12.467627	13.479956	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
2010	10.303163	12.404738	20.40%	0
2009	8.283469	10.303163	24.38%	0
2008	16.174823	8.283469	-48.79%	0
2007	13.140040	16.174823	23.10%	0
2006	12.683920	13.140040	3.60%	0
2005	12.367653	12.683920	2.56%	0
2004	12.338678	12.367653	0.23%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.780440	12.091408	2.64%	48
2011	11.322263	11.780440	4.05%	41
2010	10.830851	11.322263	4.54%	46
2009	9.649981	10.830851	12.24%	46
2008	10.283945	9.649981	-6.16%	41
2007	10.166563	10.283945	1.15%	0
2006	10.043177	10.166563	1.23%	0
2005	10.139560	10.043177	-0.95%	0
2004	10.012138	10.139560	1.27%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
2010	18.737770	23.417615	24.98%	0
2009	13.793977	18.737770	35.84%	0
2008	23.499597	13.793977	-41.30%	0
2007	20.964602	23.499597	12.09%	0
2006	19.187074	20.964602	9.26%	0
2005	16.724783	19.187074	14.72%	0
2004	13.802964	16.724783	21.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
2010	15.895775	17.433423	9.67%	0
2009	12.956542	15.895775	22.69%	0
2008	23.787735	12.956542	-45.53%	0
2007	20.910740	23.787735	13.76%	0
2006	18.265166	20.910740	14.48%	0
2005	15.818470	18.265166	15.47%	0
2004	14.361896	15.818470	10.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.669918	11.320628	17.07%	0
2011	12.042351	9.669918	-19.70%	0
2010	10.980545	12.042351	9.67%	0
2009	8.951619	10.980545	22.67%	0
2008	16.430640	8.951619	-45.52%	0
2007	14.442568	16.430640	13.77%	0
2006	12.610993	14.442568	14.52%	0
2005	10.925448	12.610993	15.43%	0
2004*	10.000000	10.925448	9.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
2010	13.487861	16.563654	22.80%	0
2009	8.829916	13.487861	52.75%	0
2008	18.649918	8.829916	-52.65%	0
2007	18.199841	18.649918	2.47%	0
2006	16.139025	18.199841	12.77%	0
2005	16.209185	16.139025	-0.43%	0
2004	14.648743	16.209185	10.65%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
2010	11.378103	13.342989	17.27%	0
2009	9.975712	11.378103	14.06%	0
2008	14.078962	9.975712	-29.14%	0
2007	14.886954	14.078962	-5.43%	0
2006	13.075590	14.886954	13.85%	0
2005	13.005516	13.075590	0.54%	0
2004	12.054270	13.005516	7.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.110551	19.688406	15.07%	9
2011	18.290326	17.110551	-6.45%	11
2010	14.675013	18.290326	24.64%	10
2009	11.689655	14.675013	25.54%	13
2008	17.955533	11.689655	-34.90%	0
2007	18.926235	17.955533	-5.13%	0
2006	16.643589	18.926235	13.71%	0
2005	15.741475	16.643589	5.73%	0
2004	13.086999	15.741475	20.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.120655	15.530031	9.98%	0
2011	17.264990	14.120655	-18.21%	0
2010	15.114603	17.264990	14.23%	0
2009	9.007322	15.114603	67.80%	0
2008	19.581411	9.007322	-54.00%	0
2007	15.655615	19.581411	25.08%	0
2006	12.565818	15.655615	24.59%	0
2005*	10.000000	12.565818	25.66%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
2010	16.402091	17.283520	5.37%	0
2009	12.313348	16.402091	33.21%	0
2008	21.248496	12.313348	-42.05%	0
2007	18.936735	21.248496	12.21%	0
2006	16.040611	18.936735	18.05%	0
2005	14.978170	16.040611	7.09%	0
2004	13.000619	14.978170	15.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.436888	13.150549	14.98%	0
2011	13.172636	11.436888	-13.18%	0
2010	12.500854	13.172636	5.37%	0
2009	9.374024	12.500854	33.36%	0
2008	16.180116	9.374024	-42.06%	34
2007	14.421179	16.180116	12.20%	0
2006	12.214028	14.421179	18.07%	0
2005	11.408797	12.214028	7.06%	0
2004*	10.000000	11.408797	14.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.650245	16.383651	11.83%	0
2011	15.197393	14.650245	-3.60%	0
2010	13.669330	15.197393	11.18%	0
2009	11.848886	13.669330	15.36%	0
2008	11.477802	11.848886	3.23%	0
2007	10.636680	11.477802	7.91%	0
2006	9.696793	10.636680	9.69%	0
2005*	10.000000	9.696793	-3.03%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.119132	1.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.844871	9.803238	10.84%	0
2011	10.287817	8.844871	-14.03%	0
2010*	10.000000	10.287817	2.88%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
2010*	10.000000	11.260644	12.61%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.857551	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
2010	11.740897	12.402468	5.63%	0
2009*	10.000000	11.740897	17.41%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
2010	13.660768	14.356626	5.09%	0
2009	11.191150	13.660768	22.07%	0
2008	13.716635	11.191150	-18.41%	0
2007	12.797361	13.716635	7.18%	0
2006	11.923172	12.797361	7.33%	0
2005	11.392831	11.923172	4.66%	0
2004	10.823381	11.392831	5.26%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
2010	15.678938	16.227666	3.50%	0
2009	11.047091	15.678938	41.93%	0
2008	20.409701	11.047091	-45.87%	0
2007	15.369835	20.409701	32.79%	0
2006	14.490406	15.369835	6.07%	0
2005	13.243551	14.490406	9.41%	0
2004	11.549642	13.243551	14.67%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
2010	28.490887	34.622541	21.52%	0
2009	16.368449	28.490887	74.06%	0
2008	35.254755	16.368449	-53.57%	0
2007	28.336008	35.254755	24.42%	0
2006	19.879731	28.336008	42.54%	0
2005	15.499666	19.879731	28.26%	0
2004	13.435381	15.499666	15.36%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.090610	13.711825	13.41%	0
2011	12.392295	12.090610	-2.43%	0
2010	11.367644	12.392295	9.01%	0
2009	8.407924	11.367644	35.20%	0
2008	13.726833	8.407924	-38.75%	0
2007	12.721833	13.726833	7.90%	0
2006	12.196431	12.721833	4.31%	0
2005	12.037929	12.196431	1.32%	0
2004	11.363642	12.037929	5.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	29
2011	14.418845	13.950544	-3.25%	32
2010	13.337878	14.418845	8.10%	31
2009	11.206165	13.337878	19.02%	27
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
2005	13.522497	13.995070	3.49%	0
2004	12.115695	13.522497	11.61%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.988138	9.939773	10.59%	0
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0
2010	12.315993	13.545816	9.99%	0
2009*	10.000000	12.315993	23.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
2010	12.437783	13.679985	9.99%	0
2009	8.764280	12.437783	41.91%	0
2008	12.521742	8.764280	-30.01%	0
2007	12.492809	12.521742	0.23%	0
2006	11.619538	12.492809	7.52%	0
2005	11.675400	11.619538	-0.48%	0
2004	10.910077	11.675400	7.01%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
2010	11.065291	12.171051	9.99%	0
2009	7.792795	11.065291	41.99%	0
2008	11.150569	7.792795	-30.11%	0
2007	11.121185	11.150569	0.26%	0
2006	10.344229	11.121185	7.51%	0
2005*	10.000000	10.344229	3.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.281047	14.105376	14.85%	13
2011	12.964673	12.281047	-5.27%	14
2010	11.553343	12.964673	12.22%	13
2009	9.266588	11.553343	24.68%	0
2008	15.186446	9.266588	-38.98%	0
2007	16.044633	15.186446	-5.35%	0
2006	14.283056	16.044633	12.33%	0
2005	14.134759	14.283056	1.05%	0
2004	12.419804	14.134759	13.81%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
2010	7.519001	8.433093	12.16%	0
2009	5.057146	7.519001	48.68%	0
2008*	10.000000	5.057146	-49.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.732701	9.453792	8.26%	49
2011	9.287067	8.732701	-5.97%	51
2010	7.732444	9.287067	20.11%	50
2009	6.060178	7.732444	27.59%	53
2008*	10.000000	6.060178	-39.40%	55
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	4,160
2009	7.838917	9.129721	16.47%	4,163
2008*	10.000000	7.838917	-21.61%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	30,843
2010	9.862495	10.238350	3.81%	30,986
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	9,837
2010	9.396894	9.959026	5.98%	9,837
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.016021	11.508013	4.47%	30
2011	10.666995	11.016021	3.27%	27
2010	10.277594	10.666995	3.79%	29
2009	9.737065	10.277594	5.55%	29
2008*	10.000000	9.737065	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
2010	28.763022	32.407495	12.67%	0
2009	18.144323	28.763022	58.52%	0
2008	44.375378	18.144323	-59.11%	0
2007	31.447881	44.375378	41.11%	0
2006	23.732497	31.447881	32.51%	0
2005	18.448949	23.732497	28.64%	0
2004	15.759468	18.448949	17.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.474779	17.584916	13.64%	0
2011	20.566388	15.474779	-24.76%	0
2010	18.257338	20.566388	12.65%	0
2009	11.517119	18.257338	58.52%	0
2008	28.122909	11.517119	-59.05%	0
2007	19.894675	28.122909	41.36%	0
2006	14.987235	19.894675	32.74%	0
2005	11.636799	14.987235	28.79%	0
2004*	10.000000	11.636799	16.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.541747	11.560693	0.16%	35
2011	11.070092	11.541747	4.26%	29
2010	10.869202	11.070092	1.85%	32
2009	10.889515	10.869202	-0.19%	36
2008	10.400265	10.889515	4.70%	38
2007	9.986568	10.400265	4.14%	0
2006	9.941273	9.986568	0.46%	0
2005	9.903636	9.941273	0.38%	0
2004	9.867034	9.903636	0.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
2010	6.799997	7.469257	9.84%	0
2009	5.404283	6.799997	25.83%	0
2008*	10.000000	5.404283	-45.96%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
2010	12.978088	14.460437	11.42%	1,783
2009	10.496372	12.978088	23.64%	1,785
2008	17.099349	10.496372	-38.62%	1,788
2007	16.605254	17.099349	2.98%	1,790
2006	14.616624	16.605254	13.61%	1,792
2005	13.931417	14.616624	4.92%	1,794
2004	12.569557	13.931417	10.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0
2010	10.888225	11.207072	2.93%	0
2009	10.268952	10.888225	6.03%	0
2008	11.241892	10.268952	-8.65%	0
2007	10.976822	11.241892	2.41%	0
2006	10.636490	10.976822	3.20%	0
2005	10.591762	10.636490	0.42%	0
2004	10.412427	10.591762	1.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
2010	12.028259	12.967653	7.81%	5,115
2009	10.387115	12.028259	15.80%	9,250
2008	13.914143	10.387115	-25.35%	9,250
2007	13.550279	13.914143	2.69%	9,250
2006	12.518287	13.550279	8.24%	9,795
2005	12.224533	12.518287	2.40%	9,797
2004	11.481709	12.224533	6.47%	5,115

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
2010	12.713633	13.943954	9.68%	0
2009	10.515000	12.713633	20.91%	0
2008	15.768234	10.515000	-33.32%	2,415
2007	15.284893	15.768234	3.16%	4,552
2006	13.727793	15.284893	11.34%	10,879
2005	13.189278	13.727793	4.08%	18,671
2004	12.105231	13.189278	8.96%	9,420
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
2010	11.521651	12.152968	5.48%	0
2009	10.346869	11.521651	11.35%	0
2008	12.530153	10.346869	-17.42%	1,440
2007	12.179419	12.530153	2.88%	1,443
2006	11.555928	12.179419	5.40%	1,445
2005	11.377460	11.555928	1.57%	1,448
2004	10.923167	11.377460	4.16%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
2010	12.793346	13.494469	5.48%	0
2009*	10.000000	12.793346	27.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
2010	14.550676	17.849576	22.67%	0
2009	10.946425	14.550676	32.93%	0
2008	17.725964	10.946425	-38.25%	0
2007	16.957482	17.725964	4.53%	0
2006	15.874744	16.957482	6.82%	0
2005	14.567992	15.874744	8.97%	0
2004	12.950210	14.567992	12.49%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
2010	9.563664	9.295895	-2.80%	0
2009	9.835032	9.563664	-2.76%	0
2008	9.914727	9.835032	-0.80%	0
2007	9.735336	9.914727	1.84%	0
2006	9.580955	9.735336	1.61%	0
2005	9.600047	9.580955	-0.20%	0
2004	9.797101	9.600047	-2.01%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
2010	10.806435	11.616056	7.49%	0
2009	8.938382	10.806435	20.90%	0
2008	11.118455	8.938382	-19.61%	0
2007	10.934729	11.118455	1.68%	0
2006	10.729694	10.934729	1.91%	0
2005	10.802415	10.729694	-0.67%	0
2004	10.431942	10.802415	3.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.725792	8.674427	12.28%	62
2011	8.794338	7.725792	-12.15%	62
2010	7.949913	8.794338	10.62%	57
2009	6.009134	7.949913	32.30%	45
2008*	10.000000	6.009134	-39.91%	46
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
2010	13.445595	13.839832	2.93%	0
2009	10.681161	13.445595	25.88%	0
2008	20.533373	10.681161	-47.98%	0
2007	20.571100	20.533373	-0.18%	0
2006	17.288801	20.571100	18.99%	0
2005	15.910146	17.288801	8.67%	0
2004	13.640268	15.910146	16.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.038792	9.137291	13.66%	0
2011	9.892501	8.038792	-18.74%	0
2010	9.614720	9.892501	2.89%	0
2009	7.638910	9.614720	25.87%	0
2008	14.677506	7.638910	-47.95%	15
2007	14.705923	14.677506	-0.19%	0
2006	12.359066	14.705923	18.99%	0
2005	11.372039	12.359066	8.68%	0
2004*	10.000000	11.372039	13.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.276240	9.342327	12.88%	18
2011	8.798578	8.276240	-5.94%	20
2010	7.846692	8.798578	12.13%	20
2009	6.240878	7.846692	25.73%	27
2008*	10.000000	6.240878	-37.59%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	24
2011	9.314391	8.651068	-7.12%	26
2010	7.576931	9.314391	22.93%	26
2009	6.152116	7.576931	23.16%	20
2008*	10.000000	6.152116	-38.48%	19
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	34
2011	9.778223	9.284300	-5.05%	36
2010	8.408810	9.778223	16.29%	35
2009	6.630696	8.408810	26.82%	31
2008*	10.000000	6.630696	-33.69%	35
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
2010	9.753071	11.860237	21.61%	0
2009	7.889226	9.753071	23.63%	0
2008	15.182499	7.889226	-48.04%	0
2007	14.266847	15.182499	6.42%	0
2006	14.251377	14.266847	0.11%	0
2005	13.607925	14.251377	4.73%	0
2004	12.370807	13.607925	10.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
2010	13.755613	16.910688	22.94%	0
2009	11.244172	13.755613	22.34%	0
2008	17.088383	11.244172	-34.20%	0
2007	18.953800	17.088383	-9.84%	0
2006	16.651400	18.953800	13.83%	0
2005	16.666066	16.651400	-0.09%	0
2004	14.655152	16.666066	13.72%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
2010	14.059268	17.079707	21.48%	0
2009	10.759744	14.059268	30.67%	0
2008	17.958220	10.759744	-40.08%	7
2007	18.134915	17.958220	-0.97%	0
2006	16.694020	18.134915	8.63%	0
2005	15.332497	16.694020	8.88%	0
2004	13.279559	15.332497	15.46%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.362198	12.572539	10.65%	42
2011	11.644800	11.362198	-2.43%	44
2010	10.580846	11.644800	10.06%	44
2009	8.669930	10.580846	22.04%	48
2008	15.277451	8.669930	-43.25%	52
2007	14.569894	15.277451	4.86%	0
2006	13.217161	14.569894	10.23%	0
2005	12.702523	13.217161	4.05%	0
2004	11.930892	12.702523	6.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
2010	7.011351	8.847693	26.19%	0
2009	5.526990	7.011351	26.86%	0
2008*	10.000000	5.526990	-44.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	43
2011	13.220877	11.254156	-14.88%	42
2010	12.789798	13.220877	3.37%	37
2009*	10.000000	12.789798	27.90%	39
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.549057	10.996255	15.16%	0
2011	11.205644	9.549057	-14.78%	0
2010	9.448046	11.205644	18.60%	0
2009	7.226324	9.448046	30.74%	0
2008	13.880950	7.226324	-47.94%	0
2007	13.838405	13.880950	0.31%	0
2006	11.531311	13.838405	20.01%	0
2005*	10.000000	11.531311	15.31%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	11
2008	9.873439	8.308151	-15.85%	33
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
2010	9.440023	10.975497	16.27%	0
2009	7.911758	9.440023	19.32%	0
2008	13.448917	7.911758	-41.17%	0
2007	13.767669	13.448917	-2.32%	0
2006	13.456536	13.767669	2.31%	0
2005	13.453192	13.456536	0.02%	0
2004	12.371289	13.453192	8.75%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
2010	12.070405	14.414301	19.42%	0
2009	9.448739	12.070405	27.75%	0
2008	16.053582	9.448739	-41.14%	0
2007	15.349909	16.053582	4.58%	0
2006	13.887782	15.349909	10.53%	0
2005	13.369827	13.887782	3.87%	0
2004	12.142400	13.369827	10.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.704554	13.760069	17.56%	0
2011	13.158760	11.704554	-11.05%	0
2010	11.703728	13.158760	12.43%	0
2009	8.638890	11.703728	35.48%	0
2008	14.899948	8.638890	-42.02%	0
2007	14.455738	14.899948	3.07%	0
2006	12.666971	14.455738	14.12%	0
2005	11.425697	12.666971	10.86%	0
2004*	10.000000	11.425697	14.26%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
2010	16.585920	18.653577	12.47%	0
2009	12.244855	16.585920	35.45%	0
2008	21.113690	12.244855	-42.01%	0
2007	20.479865	21.113690	3.09%	0
2006	17.951115	20.479865	14.09%	0
2005	16.190217	17.951115	10.88%	0
2004	14.011298	16.190217	15.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.945976	13.539266	13.34%	38
2011	12.328168	11.945976	-3.10%	42
2010	10.950074	12.328168	12.59%	42
2009	8.801629	10.950074	24.41%	42
2008	14.754961	8.801629	-40.35%	40
2007	14.577174	14.754961	1.22%	0
2006	13.067323	14.577174	11.55%	0
2005	12.712792	13.067323	2.79%	0
2004	11.983024	12.712792	6.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
2010	14.370698	17.189343	19.61%	0
2009	10.801076	14.370698	33.05%	0
2008	17.925282	10.801076	-39.74%	14
2007	18.704995	17.925282	-4.17%	0
2006	16.782352	18.704995	11.46%	0
2005	15.735520	16.782352	6.65%	0
2004	13.583359	15.735520	15.84%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	21
2011	11.081664	10.880780	-1.81%	18
2010	10.838809	11.081664	2.24%	19
2009*	10.000000	10.838809	8.39%	14

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
2010	10.418562	11.583112	11.18%	0
2009	8.257098	10.418562	26.18%	0
2008	13.858218	8.257098	-40.42%	0
2007	15.176246	13.858218	-8.68%	0
2006	13.469048	15.176246	12.67%	0
2005	13.167457	13.469048	2.29%	0
2004	12.191947	13.167457	8.00%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
2010	13.348752	14.276238	6.95%	0
2009	11.019012	13.348752	21.14%	0
2008	20.227385	11.019012	-45.52%	0
2007	19.206311	20.227385	5.32%	0
2006	15.469723	19.206311	24.15%	0
2005	14.183924	15.469723	9.07%	0
2004	12.558447	14.183924	12.94%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
2010	12.502412	14.680190	17.42%	0
2009	7.847865	12.502412	59.31%	0
2008	12.823032	7.847865	-38.80%	0
2007	12.504200	12.823032	2.55%	0
2006	12.200292	12.504200	2.49%	0
2005	11.874685	12.200292	2.74%	0
2004	11.631345	11.874685	2.09%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
2010	9.758807	10.136181	3.87%	0
2009	9.178849	9.758807	6.32%	0
2008	10.545947	9.178849	-12.96%	38
2007	10.313209	10.545947	2.26%	0
2006	10.244667	10.313209	0.67%	0
2005	10.140056	10.244667	1.03%	0
2004	10.023880	10.140056	1.16%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
2010	16.859611	17.984149	6.67%	0
2009	13.330739	16.859611	26.47%	0
2008	16.131384	13.330739	-17.36%	0
2007	15.600967	16.131384	3.40%	0
2006	14.484279	15.600967	7.71%	0
2005	13.287725	14.484279	9.00%	0
2004	12.418758	13.287725	7.00%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.636679	-3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.133015	12.582098	13.02%	0
2011	12.292374	11.133015	-9.43%	0
2010	11.256649	12.292374	9.20%	0
2009	9.114440	11.256649	23.50%	0
2008	15.092693	9.114440	-39.61%	0
2007	14.124141	15.092693	6.86%	0
2006	12.781217	14.124141	10.51%	0
2005	12.090771	12.781217	5.71%	0
2004	11.342629	12.090771	6.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.448196	11.478656	9.86%	0
2011	10.093841	10.448196	3.51%	0
2010	9.166221	10.093841	10.12%	0
2009	8.167931	9.166221	12.22%	0
2008	11.855089	8.167931	-31.10%	0
2007	11.337288	11.855089	4.57%	0
2006	10.400384	11.337288	9.01%	0
2005	10.190860	10.400384	2.06%	0
2004*	10.000000	10.190860	1.91%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.500789	13.457366	17.01%	0
2011	12.525563	11.500789	-8.18%	0
2010*	10.000000	12.525563	25.26%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0
2010	12.253392	15.099441	23.23%	0
2009	8.258690	12.253392	48.37%	0
2008	14.506107	8.258690	-43.07%	0
2007	13.115012	14.506107	10.61%	0
2006	10.990979	13.115012	19.33%	0
2005	10.642273	10.990979	3.28%	0
2004*	10.000000	10.642273	6.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.277288	12.660219	3.12%	0
2011	11.660669	12.277288	5.29%	0
2010	11.207614	11.660669	4.04%	0
2009	10.295582	11.207614	8.86%	0
2008	10.344847	10.295582	-0.48%	0
2007	10.023890	10.344847	3.20%	0
2006	9.932766	10.023890	0.92%	0
2005	10.027828	9.932766	-0.95%	0
2004*	10.000000	10.027828	0.28%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
2010	10.431715	11.431740	9.59%	0
2009	8.922211	10.431715	16.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
2010	15.311951	18.831477	22.99%	0
2009	11.048257	15.311951	38.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.047648	0.48%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
2010	11.183523	11.421046	2.12%	0
2009	10.444696	11.183523	7.07%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
2010	10.818814	11.967587	10.62%	0
2009	9.455636	10.818814	14.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
2010	11.356813	13.127160	15.59%	0
2009	9.005962	11.356813	26.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
2010	11.945147	12.737670	6.63%	0
2009*	10.000000	11.945147	19.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
2010	14.309916	17.493101	22.24%	0
2009	11.781368	14.309916	21.46%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
2010	11.114131	12.367268	11.28%	0
2009	9.076281	11.114131	22.45%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
2010	11.325203	12.658021	11.77%	0
2009	9.537347	11.325203	18.75%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
2010	8.948211	11.372495	27.09%	0
2009	7.323880	8.948211	22.18%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
2010	10.948534	12.020349	9.79%	0
2009	9.949852	10.948534	10.04%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
2010	10.613478	11.165039	5.20%	0
2009	9.092107	10.613478	16.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
2010	10.396182	11.367225	9.34%	0
2009	8.633066	10.396182	20.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
2010	10.297100	11.437291	11.07%	0
2009	8.245276	10.297100	24.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
2010	10.059017	11.325483	12.59%	0
2009	7.893123	10.059017	27.44%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
2010	13.494346	15.621597	15.76%	0
2009	9.412492	13.494346	43.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
2010	11.099780	12.392324	11.64%	0
2009	8.796682	11.099780	26.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
2010	10.267845	12.355870	20.34%	0
2009	8.259331	10.267845	24.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
2010	10.793726	11.277651	4.48%	0
2009	9.621843	10.793726	12.18%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
2010	18.673602	23.325437	24.91%	0
2009	13.753810	18.673602	35.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
2010	15.841322	17.364785	9.62%	0
2009	12.918813	15.841322	22.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.631883	11.270293	17.01%	0
2011	12.001142	9.631883	-19.74%	0
2010	10.948600	12.001142	9.61%	0
2009	8.930159	10.948600	22.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
2010	13.441636	16.498413	22.74%	0
2009	8.804187	13.441636	52.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0
2010	9.983182	10.927970	9.46%	0
2009	7.578340	9.983182	31.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
2010	11.339104	13.290421	17.21%	0
2009	9.946645	11.339104	14.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
2010	14.624764	18.218332	24.57%	0
2009	11.655627	14.624764	25.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
2010	8.261511	8.849217	7.11%	0
2009	6.528761	8.261511	26.54%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.072317	15.468875	9.92%	0
2011	17.214732	14.072317	-18.25%	0
2010	15.078352	17.214732	14.17%	0
2009	8.990338	15.078352	67.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
2010	16.345908	17.215457	5.32%	0
2009	12.277487	16.345908	33.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.391902	13.092076	14.92%	0
2011	13.127571	11.391902	-13.22%	0
2010	12.464488	13.127571	5.32%	0
2009	9.351568	12.464488	33.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.600116	16.319181	11.77%	0
2011	15.153171	14.600116	-3.65%	0
2010	13.636572	15.153171	11.12%	0
2009	11.826573	13.636572	15.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.115661	1.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.839572	9.792314	10.78%	0
2011	10.286946	8.839572	-14.07%	0
2010*	10.000000	10.286946	2.87%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
2010*	10.000000	11.259688	12.60%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.636471	-3.64%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
2010	11.736860	12.391829	5.58%	0
2009*	10.000000	11.736860	17.37%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
2010	13.613999	14.300124	5.04%	0
2009	11.158570	13.613999	22.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
2010	15.625200	16.163735	3.45%	0
2009	11.014897	15.625200	41.86%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
2010	28.393303	34.486224	21.46%	0
2009	16.320779	28.393303	73.97%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.036809	13.643767	13.35%	0
2011	12.343491	12.036809	-2.48%	0
2010	11.328697	12.343491	8.96%	0
2009	8.383416	11.328697	35.13%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
2010	13.292178	14.362053	8.05%	0
2009	11.173515	13.292178	18.96%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
2010*	10.000000	10.637566	6.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.985070	9.931252	10.53%	0
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0
2010	12.311762	13.534200	9.93%	0
2009*	10.000000	12.311762	23.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	2,019
2010	8.733638	9.504544	8.83%	2,047
2009	7.284269	8.733638	19.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	1,794
2010	9.866260	10.159307	2.97%	1,760
2009	9.055406	9.866260	8.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
2010	9.689505	10.477371	8.13%	0
2009	7.043393	9.689505	37.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
2010	8.074814	9.272117	14.83%	0
2009	5.989017	8.074814	34.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	2,539
2010	7.412181	7.991427	7.81%	2,534
2009	5.837930	7.412181	26.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
2010	12.395195	13.626137	9.93%	0
2009	8.738764	12.395195	41.84%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.239508	13.638674	11.43%	0
2011	12.135635	12.239508	0.86%	0
2010	11.038777	12.135635	9.94%	0
2009	7.778112	11.038777	41.92%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
2010	11.513747	12.913599	12.16%	0
2009	9.239589	11.513747	24.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
2010	7.512553	8.421537	12.10%	0
2009	5.055404	7.512553	48.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
2010	7.725807	9.274324	20.04%	0
2009	6.058092	7.725807	27.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
2010	7.895062	8.817387	11.68%	0
2009	6.290186	7.895062	25.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	3,342
2010	9.121905	9.784267	7.26%	3,345
2009	7.836226	9.121905	16.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
2010	8.590439	9.379731	9.19%	0
2009	7.121572	8.590439	20.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0
2010	9.854041	10.224311	3.76%	0
2009	8.974545	9.854041	9.80%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
2010	8.856586	9.582699	8.20%	0
2009	7.475662	8.856586	18.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
2010	8.315694	9.154258	10.08%	0
2009	6.762303	8.315694	22.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
2010	9.388825	9.945350	5.93%	0
2009	8.212251	9.388825	14.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
2010	10.268796	10.652381	3.74%	0
2009	9.733732	10.268796	5.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
2010	11.017256	11.571816	5.03%	0
2009	9.739499	11.017256	13.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
2010	28.664509	32.279918	12.61%	0
2009	18.091475	28.664509	58.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.413868	17.506668	13.58%	0
2011	20.495989	15.413868	-24.80%	0
2010	18.204186	20.495989	12.59%	0
2009	11.489505	18.204186	58.44%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
2010	10.832002	11.026530	1.80%	0
2009	10.857829	10.832002	-0.24%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
2010	6.794142	7.459001	9.79%	0
2009	5.402414	6.794142	25.76%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
2010	7.893256	8.235839	4.34%	0
2009	6.317471	7.893256	24.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
2010	12.933625	14.403505	11.36%	0
2009	10.465793	12.933625	23.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	2,543
2010	11.417761	12.181184	6.69%	26,819
2009*	10.000000	11.417761	14.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
2010	11.971304	13.029542	8.84%	0
2009*	10.000000	11.971304	19.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
2010	10.850911	11.162915	2.88%	12,608
2009	10.239026	10.850911	5.98%	13,542
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
2010	11.987054	12.916590	7.75%	0
2009	10.356855	11.987054	15.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0
2010	12.670085	13.889053	9.62%	0
2009	10.484369	12.670085	20.85%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	2,445
2010	11.482184	12.105103	5.43%	2,640
2009	10.316729	11.482184	11.30%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
2010	12.788943	13.482882	5.43%	0
2009*	10.000000	12.788943	27.89%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
2010	14.500834	17.779287	22.61%	0
2009	10.914537	14.500834	32.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
2010	9.529695	9.258116	-2.85%	0
2009	9.805143	9.529695	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
2010	10.769389	11.570290	7.44%	0
2009	8.912319	10.769389	20.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
2010	7.943090	8.782268	10.56%	0
2009	6.007068	7.943090	32.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
2010	13.399528	13.785318	2.88%	0
2009	10.650052	13.399528	25.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.007140	9.096617	13.61%	0
2011	9.858624	8.007140	-18.78%	0
2010	9.586723	9.858624	2.84%	0
2009	7.620597	9.586723	25.80%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
2010	7.839962	8.786513	12.07%	0
2009	6.238730	7.839962	25.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
2010	7.707736	8.442670	9.54%	0
2009	6.226947	7.707736	23.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
2010	7.570432	9.301624	22.87%	0
2009	6.149997	7.570432	23.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
2010	8.401596	9.764817	16.23%	0
2009	6.628414	8.401596	26.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
2010	9.719659	11.813529	21.54%	0
2009	7.866243	9.719659	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
2010	13.708498	16.844115	22.87%	0
2009	11.211420	13.708498	22.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
2010	14.011114	17.012454	21.42%	0
2009	10.728404	14.011114	30.60%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
2010	10.544580	11.598921	10.00%	0
2009	8.644671	10.544580	21.98%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
2010	7.005311	8.835540	26.13%	0
2009	5.525070	7.005311	26.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
2010	10.149224	10.098578	-0.50%	0
2009	9.753488	10.149224	4.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
2010	12.785410	13.209555	3.32%	0
2009*	10.000000	12.785410	27.85%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.516343	10.952932	15.10%	0
2011	11.172997	9.516343	-14.83%	0
2010	9.425367	11.172997	18.54%	0
2009	7.212692	9.425367	30.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0
2010	9.120481	9.328868	2.28%	0
2009	8.283961	9.120481	10.10%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.508677	11.109017	5.71%	0
2011	10.932284	10.508677	-3.87%	0
2010	9.407685	10.932284	16.21%	0
2009	7.888714	9.407685	19.25%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
2010	12.029013	14.357483	19.36%	0
2009	9.421190	12.029013	27.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.658535	13.698898	17.50%	0
2011	13.113753	11.658535	-11.10%	0
2010	11.669685	13.113753	12.37%	0
2009	8.618182	11.669685	35.41%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
2010	16.529090	18.580115	12.41%	0
2009	12.209181	16.529090	35.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
2010	10.912562	12.279621	12.53%	0
2009	8.775989	10.912562	24.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
2010	14.321482	17.121673	19.55%	0
2009	10.769625	14.321482	32.98%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
2010	10.756447	11.429278	6.26%	0
2009*	10.000000	10.756447	7.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
2010	10.835080	11.072153	2.19%	0
2009*	10.000000	10.835080	8.35%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
2010	10.382869	11.537501	11.12%	0
2009	8.233038	10.382869	26.11%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
2010	13.303007	14.220012	6.89%	0
2009	10.986909	13.303007	21.08%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
2010	12.459582	14.622378	17.36%	0
2009	7.824998	12.459582	59.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
2010*	10.000000	10.434476	4.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
2010	9.725393	10.096278	3.81%	0
2009	9.152130	9.725393	6.26%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
2010	16.799011	17.910290	6.62%	0
2009	13.289651	16.799011	26.41%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.633358	-3.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.538688	-4.61%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.085121	12.521507	12.96%	0
2011	12.245778	11.085121	-9.48%	0
2010	11.219758	12.245778	9.14%	0
2009	9.089239	11.219758	23.44%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.409967	11.430761	9.81%	0
2011	10.062069	10.409967	3.46%	0
2010	9.142071	10.062069	10.06%	0
2009	8.150610	9.142071	12.16%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.492170	13.440356	16.95%	0
2011	12.522599	11.492170	-8.23%	0
2010*	10.000000	12.522599	25.23%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0
2010	12.221115	15.051928	23.16%	0
2009	8.241170	12.221115	48.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.232361	12.607382	3.07%	0
2011	11.623968	12.232361	5.23%	0
2010	11.178095	11.623968	3.99%	0
2009	10.273750	11.178095	8.80%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
2010	10.395946	11.386684	9.53%	0
2009	8.896206	10.395946	16.86%	0
2008	15.449745	8.896206	-42.42%	0
2007	15.176090	15.449745	1.80%	0
2006	13.359058	15.176090	13.60%	0
2005	13.152366	13.359058	1.57%	0
2004	12.178430	13.152366	8.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
2010	15.259470	18.757291	22.92%	0
2009	11.016063	15.259470	38.52%	0
2008	17.658212	11.016063	-37.62%	0
2007	17.914891	17.658212	-1.43%	0
2006	16.154216	17.914891	10.90%	0
2005	15.600628	16.154216	3.55%	0
2004	13.492749	15.600628	15.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.044197	0.44%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
2010	11.143289	11.374104	2.07%	0
2009	10.412481	11.143289	7.02%	0
2008	10.896571	10.412481	-4.44%	0
2007	10.250604	10.896571	6.30%	0
2006	10.390962	10.250604	-1.35%	0
2005	10.535795	10.390962	-1.37%	0
2004	10.254590	10.535795	2.74%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
2010	10.781746	11.920448	10.56%	0
2009	9.428092	10.781746	14.36%	0
2008	14.876804	9.428092	-36.63%	0
2007	15.390378	14.876804	-3.34%	0
2006	13.567446	15.390378	13.44%	0
2005	13.367576	13.567446	1.50%	0
2004	12.228964	13.367576	9.31%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
2010	11.329542	13.088903	15.53%	0
2009	8.988963	11.329542	26.04%	0
2008	12.263533	8.988963	-26.70%	0
2007	12.945901	12.263533	-5.27%	0
2006	11.088599	12.945901	16.75%	0
2005*	10.000000	11.088599	10.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
2010	11.941037	12.726738	6.58%	0
2009*	10.000000	11.941037	19.41%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
2010	14.260849	17.424146	22.18%	0
2009	11.747014	14.260849	21.40%	0
2008	17.512361	11.747014	-32.92%	0
2007	18.157352	17.512361	-3.55%	0
2006	16.342953	18.157352	11.10%	0
2005	15.694264	16.342953	4.13%	0
2004	13.260690	15.694264	18.35%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
2010	11.076029	12.318544	11.22%	0
2009	9.049825	11.076029	22.39%	0
2008	14.870437	9.049825	-39.14%	0
2007	14.588820	14.870437	1.93%	0
2006	13.040322	14.588820	11.87%	0
2005	12.858506	13.040322	1.41%	0
2004	12.000142	12.858506	7.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
2010	11.286384	12.608154	11.71%	0
2009	9.509555	11.286384	18.68%	0
2008	13.936072	9.509555	-31.76%	0
2007	13.434090	13.936072	3.74%	0
2006	11.904638	13.434090	12.85%	0
2005	11.774304	11.904638	1.11%	0
2004	11.570934	11.774304	1.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
2010	8.917564	11.327720	27.03%	0
2009	7.302543	8.917564	22.12%	0
2008	12.086400	7.302543	-39.58%	0
2007	14.032413	12.086400	-13.87%	0
2006	13.958952	14.032413	0.53%	0
2005	13.617890	13.958952	2.50%	0
2004	12.629559	13.617890	7.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
2010	10.911031	11.973018	9.73%	0
2009	9.920870	10.911031	9.98%	0
2008	14.527619	9.920870	-31.71%	0
2007	13.647992	14.527619	6.45%	0
2006	12.138671	13.647992	12.43%	0
2005	12.291793	12.138671	-1.25%	0
2004	11.818555	12.291793	4.00%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
2010	10.577112	11.121056	5.14%	0
2009	9.065616	10.577112	16.67%	0
2008	10.099163	9.065616	-10.23%	0
2007	9.893854	10.099163	2.08%	0
2006	9.804217	9.893854	0.91%	0
2005	9.997561	9.804217	-1.93%	0
2004	9.965327	9.997561	0.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
2010	10.371236	11.334103	9.28%	0
2009	8.616782	10.371236	20.36%	0
2008	11.859198	8.616782	-27.34%	0
2007	11.266401	11.859198	5.26%	0
2006	10.587614	11.266401	6.41%	0
2005*	10.000000	10.587614	5.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
2010	10.272375	11.403955	11.02%	0
2009	8.229718	10.272375	24.82%	0
2008	12.613068	8.229718	-34.75%	0
2007	11.814257	12.613068	6.76%	0
2006	10.891253	11.814257	8.47%	0
2005*	10.000000	10.891253	8.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
2010	10.034897	11.292507	12.53%	0
2009	7.878248	10.034897	27.37%	0
2008	13.123546	7.878248	-39.97%	0
2007	12.169241	13.123546	7.84%	0
2006	11.097340	12.169241	9.66%	0
2005*	10.000000	11.097340	10.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
2010	13.461950	15.576066	15.70%	0
2009	9.394740	13.461950	43.29%	0
2008	21.222148	9.394740	-55.73%	0
2007	15.008928	21.222148	41.40%	0
2006	13.253757	15.008928	13.24%	0
2005*	10.000000	13.253757	32.54%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0
2010	11.061725	12.343491	11.59%	0
2009	8.771043	11.061725	26.12%	0
2008	15.796657	8.771043	-44.48%	0
2007	16.066649	15.796657	-1.68%	0
2006	13.795673	16.066649	16.46%	0
2005	13.456846	13.795673	2.52%	0
2004	12.459069	13.456846	8.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
2010	10.232672	12.307210	20.27%	0
2009	8.235273	10.232672	24.25%	0
2008	16.097330	8.235273	-48.84%	0
2007	13.090608	16.097330	22.97%	0
2006	12.649189	13.090608	3.49%	0
2005	12.346444	12.649189	2.45%	0
2004	12.330205	12.346444	0.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
2010	10.756766	11.233246	4.43%	0
2009	9.593839	10.756766	12.12%	0
2008	10.234658	9.593839	-6.26%	0
2007	10.128315	10.234658	1.05%	0
2006	10.015658	10.128315	1.12%	0
2005	10.122163	10.015658	-1.05%	0
2004	10.005256	10.122163	1.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
2010	18.609600	23.233538	24.85%	0
2009	13.713726	18.609600	35.70%	0
2008	23.387002	13.713726	-41.36%	0
2007	20.885751	23.387002	11.98%	0
2006	19.134542	20.885751	9.15%	0
2005	16.696106	19.134542	14.60%	0
2004	13.793477	16.696106	21.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
2010	15.787038	17.296388	9.56%	0
2009	12.881170	15.787038	22.56%	0
2008	23.673771	12.881170	-45.59%	0
2007	20.832105	23.673771	13.64%	0
2006	18.215158	20.832105	14.37%	0
2005	15.791349	18.215158	15.35%	0
2004	14.352034	15.791349	10.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.593950	11.220117	16.95%	0
2011	11.960037	9.593950	-19.78%	0
2010	10.916707	11.960037	9.56%	0
2009	8.908745	10.916707	22.54%	0
2008	16.368834	8.908745	-45.57%	0
2007	14.403139	16.368834	13.65%	0
2006	12.589481	14.403139	14.41%	0
2005	10.918019	12.589481	15.31%	0
2004*	10.000000	10.918019	9.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
2010	13.395579	16.433430	22.68%	0
2009	8.778535	13.395579	52.59%	0
2008	18.560573	8.778535	-52.70%	0
2007	18.131407	18.560573	2.37%	0
2006	16.094853	18.131407	12.65%	0
2005	16.181416	16.094853	-0.53%	0
2004	14.638700	16.181416	10.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0
2010	9.964344	10.901735	9.41%	0
2009	7.567928	9.964344	31.67%	0
2008	11.080202	7.567928	-31.70%	0
2007	10.999677	11.080202	0.73%	0
2006*	10.000000	10.999677	10.00%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
2010	11.300247	13.238069	17.15%	0
2009	9.917662	11.300247	13.94%	0
2008	14.011474	9.917662	-29.22%	0
2007	14.830946	14.011474	-5.53%	0
2006	13.039769	14.830946	13.74%	0
2005	12.983211	13.039769	0.44%	0
2004	12.045993	12.983211	7.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
2010	14.574602	18.146501	24.51%	0
2009	11.621645	14.574602	25.41%	0
2008	17.869494	11.621645	-34.96%	0
2007	18.855057	17.869494	-5.23%	0
2006	16.598023	18.855057	13.60%	0
2005	15.714493	16.598023	5.62%	0
2004	13.078014	15.714493	20.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
2010	8.254428	8.837094	7.06%	0
2009	6.526519	8.254428	26.48%	0
2008*	10.000000	6.526519	-34.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.024117	15.407941	9.87%	0
2011	17.164597	14.024117	-18.30%	0
2010	15.042164	17.164597	14.11%	0
2009	8.973377	15.042164	67.63%	0
2008	19.527774	8.973377	-54.05%	0
2007	15.628896	19.527774	24.95%	0
2006	12.557258	15.628896	24.46%	0
2005*	10.000000	12.557258	25.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
2010	16.289925	17.147676	5.27%	0
2009	12.241734	16.289925	33.07%	0
2008	21.146720	12.241734	-42.11%	0
2007	18.865540	21.146720	12.09%	0
2006	15.996704	18.865540	17.93%	0
2005	14.952499	15.996704	6.98%	0
2004	12.991703	14.952499	15.09%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.347094	13.033858	14.87%	0
2011	13.082661	11.347094	-13.27%	0
2010	12.428242	13.082661	5.27%	0
2009	9.329169	12.428242	33.22%	0
2008	16.119306	9.329169	-42.12%	0
2007	14.381842	16.119306	12.08%	0
2006	12.193209	14.381842	17.95%	0
2005	11.401040	12.193209	6.95%	0
2004*	10.000000	11.401040	14.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.550145	16.254943	11.72%	0
2011	15.109066	14.550145	-3.70%	0
2010	13.603869	15.109066	11.06%	0
2009	11.804270	13.603869	15.25%	0
2008	11.446355	11.804270	3.13%	0
2007	10.618516	11.446355	7.80%	0
2006	9.690179	10.618516	9.58%	0
2005*	10.000000	9.690179	-3.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.112190	1.12%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.834285	9.781407	10.72%	0
2011	10.286075	8.834285	-14.11%	0
2010*	10.000000	10.286075	2.86%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
2010*	10.000000	11.258738	12.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.633106	-3.67%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
2010	11.732834	12.381207	5.53%	0
2009*	10.000000	11.732834	17.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
2010	13.567318	14.243755	4.99%	0
2009	11.126039	13.567318	21.94%	0
2008	13.650885	11.126039	-18.50%	0
2007	12.749207	13.650885	7.07%	0
2006	11.890510	12.749207	7.22%	0
2005	11.373293	11.890510	4.55%	0
2004	10.815940	11.373293	5.15%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
2010	15.571687	16.100090	3.39%	0
2009	10.982818	15.571687	41.78%	0
2008	20.311904	10.982818	-45.93%	0
2007	15.312013	20.311904	32.65%	0
2006	14.450732	15.312013	5.96%	0
2005	13.220843	14.450732	9.30%	0
2004	11.541708	13.220843	14.55%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
2010	28.296028	34.350421	21.40%	0
2009	16.273235	28.296028	73.88%	0
2008	35.085929	16.273235	-53.62%	0
2007	28.229503	35.085929	24.29%	0
2006	19.825334	28.229503	42.39%	0
2005	15.473111	19.825334	28.13%	0
2004	13.426165	15.473111	15.25%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.983245	13.576053	13.29%	0
2011	12.294875	11.983245	-2.53%	0
2010	11.289880	12.294875	8.90%	0
2009	8.359002	11.289880	35.06%	0
2008	13.661043	8.359002	-38.81%	0
2007	12.673971	13.661043	7.79%	0
2006	12.163031	12.673971	4.20%	0
2005	12.017285	12.163031	1.21%	0
2004	11.355831	12.017285	5.82%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
2010	13.246626	14.305464	7.99%	0
2009	11.140961	13.246626	18.90%	0
2008	17.060349	11.140961	-34.70%	0
2007	16.332392	17.060349	4.46%	0
2006	13.956727	16.332392	17.02%	0
2005	13.499305	13.956727	3.39%	0
2004	12.107371	13.499305	11.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
2010*	10.000000	10.633931	6.34%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.981999	9.922733	10.47%	0
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0
2010	12.307543	13.522605	9.87%	0
2009*	10.000000	12.307543	23.08%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.292925	10.440945	12.35%	3,616
2011	9.481762	9.292925	-1.99%	3,709
2010	8.717180	9.481762	8.77%	0
2009	7.274279	8.717180	19.84%	0
2008	10.668436	7.274279	-31.81%	0
2007	10.352988	10.668436	3.05%	0
2006*	10.000000	10.352988	3.53%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.405173	10.604466	1.92%	3,486
2011	10.134927	10.405173	2.67%	3,295
2010	9.847653	10.134927	2.92%	0
2009	9.042976	9.847653	8.90%	0
2008	10.333205	9.042976	-12.49%	0
2007	10.335279	10.333205	-0.02%	0
2006*	10.000000	10.335279	3.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
2010	9.671213	10.452221	8.08%	0
2009	7.033718	9.671213	37.50%	0
2008	11.805488	7.033718	-40.42%	0
2007	10.632602	11.805488	11.03%	0
2006*	10.000000	10.632602	6.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
2010	8.059583	9.249882	14.77%	0
2009	5.980793	8.059583	34.76%	0
2008	11.041848	5.980793	-45.84%	0
2007	10.164081	11.041848	8.64%	0
2006*	10.000000	10.164081	1.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.572329	8.606762	13.66%	4,529
2011	7.976347	7.572329	-5.07%	4,662
2010	7.401987	7.976347	7.76%	0
2009	5.832904	7.401987	26.90%	0
2008	9.699564	5.832904	-39.86%	0
2007*	10.000000	9.699564	-3.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
2010	12.352730	13.572473	9.87%	0
2009	8.713305	12.352730	41.77%	0
2008	12.461746	8.713305	-30.08%	0
2007	12.445815	12.461746	0.13%	0
2006	11.587708	12.445815	7.41%	0
2005	11.655376	11.587708	-0.58%	0
2004	10.902580	11.655376	6.90%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.197626	13.584991	11.37%	0
2011	12.100323	12.197626	0.80%	0
2010	11.012308	12.100323	9.88%	0
2009	7.763459	11.012308	41.85%	0
2008	11.120039	7.763459	-30.18%	0
2007	11.102217	11.120039	0.16%	0
2006	10.337176	11.102217	7.40%	0
2005*	10.000000	10.337176	3.37%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0
2010	11.474268	12.862705	12.10%	0
2009	9.212651	11.474268	24.55%	0
2008	15.113654	9.212651	-39.04%	0
2007	15.984278	15.113654	-5.45%	0
2006	14.243936	15.984278	12.22%	0
2005	14.110530	14.243936	0.95%	0
2004	12.411279	14.110530	13.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
2010	7.506086	8.409970	12.04%	0
2009	5.053659	7.506086	48.53%	0
2008*	10.000000	5.053659	-49.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
2010	7.719165	9.261589	19.98%	0
2009	6.056003	7.719165	27.46%	0
2008*	10.000000	6.056003	-39.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
2010	7.888258	8.805257	11.62%	0
2009	6.288007	7.888258	25.45%	0
2008*	10.000000	6.288007	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
2010	9.114068	9.770807	7.21%	0
2009	7.833528	9.114068	16.35%	0
2008*	10.000000	7.833528	-21.66%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
2010	8.583077	9.366872	9.13%	0
2009	7.119121	8.583077	20.56%	0
2008*	10.000000	7.119121	-28.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
2010	9.845585	10.210283	3.70%	0
2009	8.971456	9.845585	9.74%	0
2008*	10.000000	8.971456	-10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
2010	8.848983	9.569532	8.14%	1,541
2009	7.473088	8.848983	18.41%	1,541
2008*	10.000000	7.473088	-25.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
2010	8.308527	9.141654	10.03%	0
2009	6.759966	8.308527	22.91%	0
2008*	10.000000	6.759966	-32.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
2010	9.380781	9.931725	5.87%	0
2009	8.209432	9.380781	14.27%	0
2008*	10.000000	8.209432	-17.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
2010	10.259987	10.637758	3.68%	0
2009	9.730392	10.259987	5.44%	0
2008*	10.000000	9.730392	-2.70%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
2010	11.007805	11.555938	4.98%	0
2009	9.736156	11.007805	13.06%	0
2008*	10.000000	9.736156	-2.64%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
2010	28.566296	32.152789	12.55%	0
2009	18.038780	28.566296	58.36%	0
2008	44.162882	18.038780	-59.15%	0
2007	31.329657	44.162882	40.96%	0
2006	23.667553	31.329657	32.37%	0
2005	18.417335	23.667553	28.51%	0
2004	15.748667	18.417335	16.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.353203	17.428758	13.52%	0
2011	20.425828	15.353203	-24.83%	0
2010	18.151197	20.425828	12.53%	0
2009	11.461954	18.151197	58.36%	0
2008	28.017167	11.461954	-59.09%	0
2007	19.840375	28.017167	41.21%	0
2006	14.961672	19.840375	32.61%	0
2005	11.628878	14.961672	28.66%	0
2004*	10.000000	11.628878	16.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
2010	10.794908	10.983118	1.74%	3,077
2009	10.826210	10.794908	-0.29%	3,077
2008	10.350451	10.826210	4.60%	0
2007	9.949017	10.350451	4.03%	0
2006	9.914054	9.949017	0.35%	0
2005	9.886658	9.914054	0.28%	0
2004	9.860251	9.886658	0.27%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
2010	6.788311	7.448760	9.73%	0
2009	5.400552	6.788311	25.70%	0
2008*	10.000000	5.400552	-45.99%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
2010	7.878353	8.216055	4.29%	0
2009	6.308791	7.878353	24.88%	0
2008	11.417470	6.308791	-44.74%	0
2007	10.750967	11.417470	6.20%	0
2006*	10.000000	10.750967	7.51%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	310
2010	12.889288	14.346743	11.31%	312
2009	10.435286	12.889288	23.52%	314
2008	17.017388	10.435286	-38.68%	317
2007	16.542776	17.017388	2.87%	319
2006	14.576583	16.542776	13.49%	320
2005	13.907522	14.576583	4.81%	322
2004	12.560927	13.907522	10.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
2010	11.413830	12.170723	6.63%	0
2009*	10.000000	11.413830	14.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
2010	11.967189	13.018358	8.78%	0
2009*	10.000000	11.967189	19.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
2010	10.813710	11.118923	2.82%	0
2009	10.209177	10.813710	5.92%	0
2008	11.187982	10.209177	-8.75%	0
2007	10.935500	11.187982	2.31%	0
2006	10.607328	10.935500	3.09%	0
2005	10.573577	10.607328	0.32%	0
2004	10.405257	10.573577	1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
2010	11.945969	12.865699	7.70%	0
2009	10.326667	11.945969	15.68%	0
2008	13.847446	10.326667	-25.43%	0
2007	13.499289	13.847446	2.58%	0
2006	12.483991	13.499289	8.13%	0
2005	12.203565	12.483991	2.30%	0
2004	11.473815	12.203565	6.36%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0
2010	12.626673	13.834352	9.56%	1,986
2009	10.453828	12.626673	20.79%	1,986
2008	15.692672	10.453828	-33.38%	6,550
2007	15.227391	15.692672	3.06%	6,550
2006	13.690198	15.227391	11.23%	6,550
2005	13.166672	13.690198	3.98%	6,550
2004	12.096924	13.166672	8.84%	6,550
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
2010	11.442840	12.057428	5.37%	0
2009	10.286673	11.442840	11.24%	0
2008	12.470094	10.286673	-17.51%	0
2007	12.133582	12.470094	2.77%	0
2006	11.524270	12.133582	5.29%	0
2005	11.357949	11.524270	1.46%	0
2004	10.915663	11.357949	4.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
2010	12.784563	13.471332	5.37%	0
2009*	10.000000	12.784563	27.85%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
2010	14.451126	17.709243	22.55%	0
2009	10.882728	14.451126	32.79%	0
2008	17.641031	10.882728	-38.31%	0
2007	16.893707	17.641031	4.42%	0
2006	15.831280	16.893707	6.71%	0
2005	14.543012	15.831280	8.86%	0
2004	12.941316	14.543012	12.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
2010	9.495826	9.220462	-2.90%	0
2009	9.775327	9.495826	-2.86%	0
2008	9.864687	9.775327	-0.91%	0
2007	9.696233	9.864687	1.74%	0
2006	9.552274	9.696233	1.51%	0
2005	9.581141	9.552274	-0.30%	0
2004	9.787876	9.581141	-2.11%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
2010	10.732479	11.524698	7.38%	0
2009	8.886341	10.732479	20.78%	0
2008	11.065126	8.886341	-19.69%	0
2007	10.893552	11.065126	1.58%	0
2006	10.700276	10.893552	1.81%	0
2005	10.783870	10.700276	-0.78%	0
2004	10.424765	10.783870	3.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0
2010	7.936278	8.770226	10.51%	0
2009	6.005004	7.936278	32.16%	0
2008*	10.000000	6.005004	-39.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
2010	13.353625	13.731036	2.83%	0
2009	10.619030	13.353625	25.75%	0
2008	20.435011	10.619030	-48.04%	0
2007	20.493766	20.435011	-0.29%	0
2006	17.241481	20.493766	18.86%	0
2005	15.882898	17.241481	8.55%	0
2004	13.630908	15.882898	16.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.975637	9.056157	13.55%	0
2011	9.824889	7.975637	-18.82%	0
2010	9.558828	9.824889	2.78%	0
2009	7.602335	9.558828	25.74%	0
2008	14.622321	7.602335	-48.01%	0
2007	14.665811	14.622321	-0.30%	0
2006	12.338001	14.665811	18.87%	0
2005	11.364307	12.338001	8.57%	0
2004*	10.000000	11.364307	13.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
2010	7.833226	8.774456	12.02%	0
2009	6.236584	7.833226	25.60%	0
2008*	10.000000	6.236584	-37.63%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
2010	7.701118	8.431081	9.48%	0
2009	6.224807	7.701118	23.72%	0
2008*	10.000000	6.224807	-37.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0
2010	7.563927	9.288845	22.80%	0
2009	6.147883	7.563927	23.03%	0
2008*	10.000000	6.147883	-38.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0
2010	8.394383	9.751416	16.17%	0
2009	6.626131	8.394383	26.69%	0
2008*	10.000000	6.626131	-33.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
2010	9.686332	11.766965	21.48%	0
2009	7.843310	9.686332	23.50%	0
2008	15.109742	7.843310	-48.09%	0
2007	14.213183	15.109742	6.31%	0
2006	14.212372	14.213183	0.01%	0
2005	13.584600	14.212372	4.62%	0
2004	12.362310	13.584600	9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
2010	13.661520	16.777758	22.81%	0
2009	11.178764	13.661520	22.21%	0
2008	17.006506	11.178764	-34.27%	0
2007	18.882526	17.006506	-9.94%	0
2006	16.605827	18.882526	13.71%	0
2005	16.637516	16.605827	-0.19%	0
2004	14.645102	16.637516	13.60%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
2010	13.963095	16.945440	21.36%	0
2009	10.697141	13.963095	30.53%	0
2008	17.872169	10.697141	-40.15%	0
2007	18.066722	17.872169	-1.08%	0
2006	16.648325	18.066722	8.52%	0
2005	15.306215	16.648325	8.77%	0
2004	13.270446	15.306215	15.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
2010	10.508449	11.553244	9.94%	0
2009	8.619485	10.508449	21.92%	0
2008	15.204239	8.619485	-43.31%	0
2007	14.515092	15.204239	4.75%	0
2006	13.180964	14.515092	10.12%	0
2005	12.680737	13.180964	3.94%	0
2004	11.922694	12.680737	6.36%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
2010	6.999263	8.823372	26.06%	0
2009	5.523160	6.999263	26.73%	0
2008*	10.000000	5.523160	-44.77%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
2010	10.140526	10.084728	-0.55%	0
2009	9.750146	10.140526	4.00%	0
2008*	10.000000	9.750146	-2.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
2010	12.781023	13.198232	3.26%	0
2009*	10.000000	12.781023	27.81%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.483737	10.909767	15.04%	0
2011	11.140447	9.483737	-14.87%	0
2010	9.402742	11.140447	18.48%	0
2009	7.199082	9.402742	30.61%	0
2008	13.842900	7.199082	-47.99%	0
2007	13.814772	13.842900	0.20%	0
2006	11.523451	13.814772	19.88%	0
2005*	10.000000	11.523451	15.23%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0
2010	9.089228	9.292097	2.23%	0
2009	8.259826	9.089228	10.04%	0
2008	9.826118	8.259826	-15.94%	0
2007	9.660236	9.826118	1.72%	0
2006	9.546777	9.660236	1.19%	0
2005	9.691239	9.546777	-1.49%	0
2004	9.903507	9.691239	-2.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.461895	11.053852	5.66%	0
2011	10.889210	10.461895	-3.92%	0
2010	9.375435	10.889210	16.15%	0
2009	7.865721	9.375435	19.19%	0
2008	13.384456	7.865721	-41.23%	0
2007	13.715880	13.384456	-2.42%	0
2006	13.419688	13.715880	2.21%	0
2005	13.430116	13.419688	-0.08%	0
2004	12.362790	13.430116	8.63%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
2010	11.987813	14.300964	19.30%	0
2009	9.393754	11.987813	27.61%	0
2008	15.976650	9.393754	-41.20%	0
2007	15.292170	15.976650	4.48%	0
2006	13.849765	15.292170	10.41%	0
2005	13.346916	13.849765	3.77%	0
2004	12.134069	13.346916	10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.612620	13.637905	17.44%	0
2011	13.068833	11.612620	-11.14%	0
2010	11.635689	13.068833	12.32%	0
2009	8.597507	11.635689	35.34%	0
2008	14.843883	8.597507	-42.08%	0
2007	14.416256	14.843883	2.97%	0
2006	12.645362	14.416256	14.00%	0
2005	11.417920	12.645362	10.75%	0
2004*	10.000000	11.417920	14.18%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
2010	16.472439	18.506920	12.35%	0
2009	12.173602	16.472439	35.31%	0
2008	21.012505	12.173602	-42.06%	0
2007	20.402828	21.012505	2.99%	0
2006	17.901961	20.402828	13.97%	0
2005	16.162460	17.901961	10.76%	0
2004	14.001678	16.162460	15.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
2010	10.875163	12.231258	12.47%	0
2009	8.750421	10.875163	24.28%	0
2008	14.684251	8.750421	-40.41%	0
2007	14.522344	14.684251	1.11%	0
2006	13.031540	14.522344	11.44%	0
2005	12.690995	13.031540	2.68%	0
2004	11.974785	12.690995	5.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
2010	14.272418	17.054243	19.49%	0
2009	10.738257	14.272418	32.91%	0
2008	17.839431	10.738257	-39.81%	0
2007	18.634685	17.839431	-4.27%	0
2006	16.736436	18.634685	11.34%	0
2005	15.708576	16.736436	6.54%	0
2004	13.574057	15.708576	15.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
2010	10.752746	11.419466	6.20%	0
2009*	10.000000	10.752746	7.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
2010	10.831352	11.062643	2.14%	0
2009*	10.000000	10.831352	8.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
2010	10.347283	11.492056	11.06%	0
2009	8.209043	10.347283	26.05%	0
2008	13.791800	8.209043	-40.48%	0
2007	15.119153	13.791800	-8.78%	0
2006	13.432161	15.119153	12.56%	0
2005	13.144882	13.432161	2.19%	0
2004	12.183573	13.144882	7.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
2010	13.257416	14.163989	6.84%	0
2009	10.954894	13.257416	21.02%	0
2008	20.130464	10.954894	-45.58%	0
2007	19.134074	20.130464	5.21%	0
2006	15.427356	19.134074	24.03%	0
2005	14.159595	15.427356	8.95%	0
2004	12.549818	14.159595	12.83%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
2010	12.416879	14.564768	17.30%	0
2009	7.802199	12.416879	59.15%	0
2008	12.761582	7.802199	-38.86%	0
2007	12.457162	12.761582	2.44%	0
2006	12.166878	12.457162	2.39%	0
2005	11.854318	12.166878	2.64%	0
2004	11.623350	11.854318	1.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
2010*	10.000000	10.430925	4.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
2010	9.692062	10.056502	3.76%	0
2009	9.125449	9.692062	6.21%	0
2008	10.495392	9.125449	-13.05%	0
2007	10.274400	10.495392	2.15%	0
2006	10.216599	10.274400	0.57%	0
2005	10.122660	10.216599	0.93%	0
2004	10.016986	10.122660	1.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
2010	16.738575	17.836684	6.56%	0
2009	13.248647	16.738575	26.34%	0
2008	16.048567	13.248647	-17.45%	0
2007	15.536948	16.048567	3.29%	0
2006	14.439659	15.536948	7.60%	0
2005	13.260395	14.439659	8.89%	0
2004	12.405989	13.260395	6.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.630041	-3.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.535411	-4.65%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	11.037450	12.461225	12.90%	0
2011	12.199388	11.037450	-9.52%	0
2010	11.182997	12.199388	9.09%	0
2009	9.064113	11.182997	23.38%	0
2008	15.024855	9.064113	-39.67%	0
2007	14.075215	15.024855	6.75%	0
2006	12.750023	14.075215	10.39%	0
2005	12.073652	12.750023	5.60%	0
2004	11.338227	12.073652	6.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.371877	11.383062	9.75%	0
2011	10.030410	10.371877	3.40%	0
2010	9.117987	10.030410	10.01%	0
2009	8.133319	9.117987	12.11%	0
2008	11.817036	8.133319	-31.17%	0
2007	11.312600	11.817036	4.46%	0
2006	10.388384	11.312600	8.90%	0
2005	10.189541	10.388384	1.95%	0
2004*	10.000000	10.189541	1.90%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.483553	13.423361	16.89%	0
2011	12.519640	11.483553	-8.28%	0
2010*	10.000000	12.519640	25.20%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0
2010	12.188880	15.004507	23.10%	0
2009	8.223678	12.188880	48.22%	0
2008	14.459529	8.223678	-43.13%	0
2007	13.086426	14.459529	10.49%	0
2006	10.978293	13.086426	19.20%	0
2005	10.640899	10.978293	3.17%	0
2004*	10.000000	10.640899	6.41%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.187612	12.554785	3.01%	0
2011	11.587383	12.187612	5.18%	0
2010	11.148644	11.587383	3.94%	0
2009	10.251957	11.148644	8.75%	0
2008	10.311621	10.251957	-0.58%	0
2007	10.002039	10.311621	3.10%	0
2006	9.921293	10.002039	0.81%	0
2005	10.026532	9.921293	-1.05%	0
2004*	10.000000	10.026532	0.27%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
2010	10.360313	11.341816	9.47%	0
2009	8.870277	10.360313	16.80%	0
2008	15.412659	8.870277	-42.45%	0
2007	15.147501	15.412659	1.75%	0
2006	13.340748	15.147501	13.54%	0
2005	13.141080	13.340748	1.52%	0
2004	12.174249	13.141080	7.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
2010	15.207120	18.683316	22.86%	0
2009	10.983930	15.207120	38.45%	0
2008	17.615800	10.983930	-37.65%	0
2007	17.881134	17.615800	-1.48%	0
2006	16.132048	17.881134	10.84%	0
2005	15.587227	16.132048	3.50%	0
2004	13.488105	15.587227	15.56%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.040753	0.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
2010	11.103185	11.327333	2.02%	0
2009	10.380351	11.103185	6.96%	0
2008	10.868544	10.380351	-4.49%	0
2007	10.229535	10.868544	6.25%	0
2006	10.374932	10.229535	-1.40%	0
2005	10.524947	10.374932	-1.43%	0
2004	10.249311	10.524947	2.69%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
2010	10.744753	11.873445	10.50%	0
2009	9.400587	10.744753	14.30%	0
2008	14.841066	9.400587	-36.66%	0
2007	15.361347	14.841066	-3.39%	0
2006	13.548825	15.361347	13.38%	0
2005	13.356098	13.548825	1.44%	0
2004	12.224760	13.356098	9.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
2010	11.302333	13.050752	15.47%	0
2009	8.972003	11.302333	25.97%	0
2008	12.246723	8.972003	-26.74%	0
2007	12.934852	12.246723	-5.32%	0
2006	11.084819	12.934852	16.69%	0
2005*	10.000000	11.084819	10.85%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
2010	11.936936	12.715829	6.53%	0
2009*	10.000000	11.936936	19.37%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
2010	14.211975	17.355502	22.12%	0
2009	11.712790	14.211975	21.34%	0
2008	17.470354	11.712790	-32.96%	0
2007	18.123187	17.470354	-3.60%	0
2006	16.320582	18.123187	11.04%	0
2005	15.680816	16.320582	4.08%	0
2004	13.256138	15.680816	18.29%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
2010	11.038042	12.269969	11.16%	0
2009	9.023432	11.038042	22.33%	0
2008	14.834721	9.023432	-39.17%	0
2007	14.561317	14.834721	1.88%	0
2006	13.022426	14.561317	11.82%	0
2005	12.847460	13.022426	1.36%	0
2004	11.996017	12.847460	7.10%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
2010	11.247681	12.558464	11.65%	0
2009	9.481823	11.247681	18.62%	0
2008	13.902607	9.481823	-31.80%	0
2007	13.408775	13.902607	3.68%	0
2006	11.888318	13.408775	12.79%	0
2005	11.764206	11.888318	1.05%	0
2004	11.566955	11.764206	1.71%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0
2010	8.886957	11.283039	26.96%	0
2009	7.281240	8.886957	22.05%	0
2008	12.057371	7.281240	-39.61%	0
2007	14.005971	12.057371	-13.91%	0
2006	13.939809	14.005971	0.47%	0
2005	13.606201	13.939809	2.45%	0
2004	12.625221	13.606201	7.77%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.937068	11.677881	6.77%	0
2011	11.925825	10.937068	-8.29%	0
2010	10.873620	11.925825	9.68%	0
2009	9.891948	10.873620	9.92%	0
2008	14.492745	9.891948	-31.75%	0
2007	13.622285	14.492745	6.39%	0
2006	12.122027	13.622285	12.38%	0
2005	12.281237	12.122027	-1.30%	0
2004	11.814494	12.281237	3.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
2010	10.540861	11.077235	5.09%	0
2009	9.039193	10.540861	16.61%	0
2008	10.074911	9.039193	-10.28%	0
2007	9.875201	10.074911	2.02%	0
2006	9.790765	9.875201	0.86%	0
2005	9.988969	9.790765	-1.98%	0
2004	9.961892	9.988969	0.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
2010	10.346352	11.301093	9.23%	0
2009	8.600533	10.346352	20.30%	0
2008	11.842950	8.600533	-27.38%	0
2007	11.256789	11.842950	5.21%	0
2006	10.584006	11.256789	6.36%	0
2005*	10.000000	10.584006	5.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0
2010	10.247749	11.370767	10.96%	0
2009	8.214207	10.247749	24.76%	0
2008	12.595796	8.214207	-34.79%	0
2007	11.804171	12.595796	6.71%	0
2006	10.887542	11.804171	8.42%	0
2005*	10.000000	10.887542	8.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
2010	10.010798	11.259598	12.47%	0
2009	7.863376	10.010798	27.31%	0
2008	13.105532	7.863376	-40.00%	0
2007	12.158832	13.105532	7.79%	0
2006	11.093553	12.158832	9.60%	0
2005*	10.000000	11.093553	10.94%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
2010	13.429619	15.530660	15.64%	0
2009	9.377000	13.429619	43.22%	0
2008	21.193040	9.377000	-55.75%	0
2007	14.996100	21.193040	41.32%	0
2006	13.249240	14.996100	13.18%	0
2005*	10.000000	13.249240	32.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0
2010	11.023801	12.294836	11.53%	0
2009	8.745475	11.023801	26.05%	0
2008	15.758756	8.745475	-44.50%	0
2007	16.036397	15.758756	-1.73%	398
2006	13.776764	16.036397	16.40%	451
2005	13.445300	13.776764	2.47%	510
2004	12.454790	13.445300	7.95%	576
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
2010	10.197575	12.258690	20.21%	0
2009	8.211254	10.197575	24.19%	0
2008	16.058683	8.211254	-48.87%	0
2007	13.065942	16.058683	22.90%	0
2006	12.631845	13.065942	3.44%	0
2005	12.335850	12.631845	2.40%	0
2004	12.325979	12.335850	0.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
2010	10.719871	11.188955	4.38%	0
2009	9.565856	10.719871	12.06%	0
2008	10.210067	9.565856	-6.31%	0
2007	10.109218	10.210067	1.00%	0
2006	10.001915	10.109218	1.07%	0
2005	10.113473	10.001915	-1.10%	0
2004	10.001808	10.113473	1.12%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
2010	18.545822	23.142005	24.78%	0
2009	13.673755	18.545822	35.63%	0
2008	23.330893	13.673755	-41.39%	0
2007	20.846437	23.330893	11.92%	0
2006	19.108331	20.846437	9.10%	0
2005	16.681794	19.108331	14.55%	0
2004	13.788746	16.681794	20.98%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
2010	15.732891	17.228193	9.50%	0
2009	12.843609	15.732891	22.50%	0
2008	23.616929	12.843609	-45.62%	0
2007	20.792856	23.616929	13.58%	0
2006	18.190186	20.792856	14.31%	0
2005	15.777797	18.190186	15.29%	0
2004	14.347105	15.777797	9.97%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.556182	11.170172	16.89%	0
2011	11.919092	9.556182	-19.82%	0
2010	10.884931	11.919092	9.50%	0
2009	8.887394	10.884931	22.48%	0
2008	16.338025	8.887394	-45.60%	0
2007	14.383473	16.338025	13.59%	0
2006	12.578753	14.383473	14.35%	0
2005	10.914304	12.578753	15.25%	0
2004*	10.000000	10.914304	9.14%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
2010	13.349617	16.368620	22.61%	0
2009	8.752932	13.349617	52.52%	0
2008	18.516014	8.752932	-52.73%	0
2007	18.097253	18.516014	2.31%	0
2006	16.072781	18.097253	12.60%	0
2005	16.167524	16.072781	-0.59%	0
2004	14.633668	16.167524	10.48%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0
2010	9.945531	10.875549	9.35%	0
2009	7.557529	9.945531	31.60%	0
2008	11.070676	7.557529	-31.73%	0
2007	10.995917	11.070676	0.68%	0
2006*	10.000000	10.995917	9.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
2010	11.261494	13.185883	17.09%	0
2009	9.888752	11.261494	13.88%	0
2008	13.977841	9.888752	-29.25%	0
2007	14.803007	13.977841	-5.57%	398
2006	13.021890	14.803007	13.68%	457
2005	12.972076	13.021890	0.38%	520
2004	12.041853	12.972076	7.72%	589
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
2010	14.524650	18.075008	24.44%	0
2009	11.587771	14.524650	25.34%	0
2008	17.826620	11.587771	-35.00%	0
2007	18.819567	17.826620	-5.28%	0
2006	16.575282	18.819567	13.54%	0
2005	15.701020	16.575282	5.57%	0
2004	13.073524	15.701020	20.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
2010	8.247327	8.824946	7.00%	0
2009	6.524265	8.247327	26.41%	0
2008*	10.000000	6.524265	-34.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.976081	15.347231	9.81%	0
2011	17.114613	13.976081	-18.34%	0
2010	15.006076	17.114613	14.05%	0
2009	8.956451	15.006076	67.54%	0
2008	19.501013	8.956451	-54.07%	0
2007	15.615558	19.501013	24.88%	0
2006	12.552973	15.615558	24.40%	0
2005*	10.000000	12.552973	25.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
2010	16.234058	17.080075	5.21%	0
2009	12.206040	16.234058	33.00%	0
2008	21.095943	12.206040	-42.14%	0
2007	18.830000	21.095943	12.03%	0
2006	15.974763	18.830000	17.87%	0
2005	14.939663	15.974763	6.93%	0
2004	12.987233	14.939663	15.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.302415	12.975836	14.81%	0
2011	13.037853	11.302415	-13.31%	0
2010	12.392037	13.037853	5.21%	0
2009	9.306787	12.392037	33.15%	0
2008	16.088935	9.306787	-42.15%	0
2007	14.362187	16.088935	12.02%	0
2006	12.182802	14.362187	17.89%	0
2005	11.397159	12.182802	6.89%	0
2004*	10.000000	11.397159	13.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.500325	16.190913	11.66%	0
2011	15.065068	14.500325	-3.75%	0
2010	13.571238	15.065068	11.01%	0
2009	11.782019	13.571238	15.19%	0
2008	11.430669	11.782019	3.07%	0
2007	10.609446	11.430669	7.74%	0
2006	9.686868	10.609446	9.52%	0
2005*	10.000000	9.686868	-3.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.108721	1.09%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.828987	9.770497	10.66%	0
2011	10.285205	8.828987	-14.16%	0
2010*	10.000000	10.285205	2.85%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
2010*	10.000000	11.257791	12.58%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.847404	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.629743	-3.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
2010	11.728801	12.370586	5.47%	0
2009*	10.000000	11.728801	17.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.694397	6.94%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
2010	13.520837	14.187641	4.93%	0
2009	11.093626	13.520837	21.88%	0
2008	13.618144	11.093626	-18.54%	0
2007	12.725213	13.618144	7.02%	0
2006	11.874220	12.725213	7.17%	0
2005	11.363538	11.874220	4.49%	0
2004	10.812225	11.363538	5.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
2010	15.518248	16.036578	3.34%	0
2009	10.950772	15.518248	41.71%	0
2008	20.263125	10.950772	-45.96%	0
2007	15.283153	20.263125	32.58%	0
2006	14.430909	15.283153	5.91%	0
2005	13.209490	14.430909	9.25%	0
2004	11.537740	13.209490	14.49%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.847132	-1.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
2010	28.199008	34.215049	21.33%	0
2009	16.225789	28.199008	73.79%	0
2008	35.001727	16.225789	-53.64%	0
2007	28.176324	35.001727	24.22%	0
2006	19.798149	28.176324	42.32%	0
2005	15.459824	19.798149	28.06%	0
2004	13.421543	15.459824	15.19%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.929890	13.508624	13.23%	0
2011	12.246427	11.929890	-2.58%	0
2010	11.251171	12.246427	8.85%	0
2009	8.334631	11.251171	34.99%	0
2008	13.628254	8.334631	-38.84%	0
2007	12.650097	13.628254	7.73%	445
2006	12.146358	12.650097	4.15%	511
2005	12.006977	12.146358	1.16%	583
2004	11.351938	12.006977	5.77%	657
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
2010	13.201211	14.249096	7.94%	0
2009	11.108494	13.201211	18.84%	0
2008	17.019407	11.108494	-34.73%	0
2007	16.301638	17.019407	4.40%	0
2006	13.937597	16.301638	16.96%	0
2005	13.487721	13.937597	3.34%	0
2004	12.103214	13.487721	11.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
2010*	10.000000	10.630310	6.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.978923	9.914229	10.42%	0
2011*	10.000000	8.978923	-10.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0
2010	12.303317	13.511004	9.82%	0
2009*	10.000000	12.303317	23.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
2010	8.700707	9.458974	8.72%	0
2009	7.264272	8.700707	19.77%	0
2008	10.659268	7.264272	-31.85%	0
2007	10.349455	10.659268	2.99%	0
2006*	10.000000	10.349455	3.49%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
2010	9.829046	10.110563	2.86%	0
2009	9.030547	9.829046	8.84%	0
2008	10.324324	9.030547	-12.53%	0
2007	10.331751	10.324324	-0.07%	0
2006*	10.000000	10.331751	3.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0
2010	9.652957	10.427119	8.02%	0
2009	7.024053	9.652957	37.43%	0
2008	11.795350	7.024053	-40.45%	0
2007	10.628974	11.795350	10.97%	0
2006*	10.000000	10.628974	6.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
2010	8.044331	9.227632	14.71%	0
2009	5.972555	8.044331	34.69%	0
2008	11.032346	5.972555	-45.86%	0
2007	10.160608	11.032346	8.58%	0
2006*	10.000000	10.160608	1.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
2010	7.391819	7.961278	7.70%	0
2009	5.827888	7.391819	26.84%	0
2008	9.696228	5.827888	-39.90%	0
2007*	10.000000	9.696228	-3.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
2010	12.310412	13.519013	9.82%	0
2009	8.687912	12.310412	41.70%	0
2008	12.431832	8.687912	-30.12%	0
2007	12.422370	12.431832	0.08%	0
2006	11.571819	12.422370	7.35%	0
2005	11.645370	11.571819	-0.63%	0
2004	10.898830	11.645370	6.85%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.155854	13.531475	11.32%	0
2011	12.065069	12.155854	0.75%	0
2010	10.985888	12.065069	9.82%	0
2009	7.748817	10.985888	41.78%	0
2008	11.104794	7.748817	-30.22%	0
2007	11.092730	11.104794	0.11%	0
2006	10.333647	11.092730	7.35%	0
2005*	10.000000	10.333647	3.34%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0
2010	11.434918	12.812008	12.04%	0
2009	9.185790	11.434918	24.48%	0
2008	15.077383	9.185790	-39.08%	0
2007	15.954173	15.077383	-5.50%	0
2006	14.224408	15.954173	12.16%	0
2005	14.098420	14.224408	0.89%	0
2004	12.407007	14.098420	13.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
2010	7.499626	8.398399	11.98%	0
2009	5.051912	7.499626	48.45%	0
2008*	10.000000	5.051912	-49.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
2010	7.712537	9.248876	19.92%	0
2009	6.053915	7.712537	27.40%	0
2008*	10.000000	6.053915	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
2010	7.881493	8.793176	11.57%	0
2009	6.285846	7.881493	25.38%	0
2008*	10.000000	6.285846	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0
2010	9.106238	9.757394	7.15%	0
2009	7.830834	9.106238	16.29%	0
2008*	10.000000	7.830834	-21.69%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
2010	8.575706	9.354005	9.08%	0
2009	7.116676	8.575706	20.50%	0
2008*	10.000000	7.116676	-28.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0
2010	9.837140	10.196272	3.65%	0
2009	8.968382	9.837140	9.69%	0
2008*	10.000000	8.968382	-10.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
2010	8.841397	9.556419	8.09%	0
2009	7.470529	8.841397	18.35%	0
2008*	10.000000	7.470529	-25.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
2010	8.301406	9.129130	9.97%	0
2009	6.757645	8.301406	22.84%	0
2008*	10.000000	6.757645	-32.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
2010	9.372723	9.918080	5.82%	0
2009	8.206613	9.372723	14.21%	0
2008*	10.000000	8.206613	-17.93%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
2010	10.251186	10.623168	3.63%	0
2009	9.727046	10.251186	5.39%	0
2008*	10.000000	9.727046	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
2010	10.998366	11.540082	4.93%	0
2009	9.732814	10.998366	13.00%	0
2008*	10.000000	9.732814	-2.67%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0
2010	28.468353	32.026073	12.50%	0
2009	17.986185	28.468353	58.28%	0
2008	44.056913	17.986185	-59.18%	0
2007	31.270657	44.056913	40.89%	0
2006	23.635117	31.270657	32.31%	0
2005	18.401538	23.635117	28.44%	0
2004	15.743263	18.401538	16.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.292756	17.351185	13.46%	0
2011	20.355885	15.292756	-24.87%	0
2010	18.098360	20.355885	12.47%	0
2009	11.434476	18.098360	58.28%	0
2008	27.964458	11.434476	-59.11%	0
2007	19.813291	27.964458	41.14%	0
2006	14.948912	19.813291	32.54%	0
2005	11.624907	14.948912	28.59%	0
2004*	10.000000	11.624907	16.25%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
2010	10.757886	10.939817	1.69%	0
2009	10.794645	10.757886	-0.34%	0
2008	10.325586	10.794645	4.54%	0
2007	9.930258	10.325586	3.98%	0
2006	9.900449	9.930258	0.30%	0
2005	9.878155	9.900449	0.23%	0
2004	9.856856	9.878155	0.22%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
2010	6.782490	7.438545	9.67%	0
2009	5.398697	6.782490	25.63%	0
2008*	10.000000	5.398697	-46.01%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
2010	7.863469	8.196310	4.23%	0
2009	6.300121	7.863469	24.81%	0
2008	11.407677	6.300121	-44.77%	0
2007	10.747304	11.407677	6.14%	0
2006*	10.000000	10.747304	7.47%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
2010	12.845101	14.290209	11.25%	0
2009	10.404875	12.845101	23.45%	0
2008	16.976565	10.404875	-38.71%	0
2007	16.511643	16.976565	2.82%	0
2006	14.556624	16.511643	13.43%	0
2005	13.895611	14.556624	4.76%	0
2004	12.556618	13.895611	10.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
2010	11.409906	12.160286	6.58%	0
2009*	10.000000	11.409906	14.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
2010	11.963087	13.007207	8.73%	0
2009*	10.000000	11.963087	19.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0
2010	10.776653	11.075116	2.77%	0
2009	10.179431	10.776653	5.87%	0
2008	11.161125	10.179431	-8.80%	0
2007	10.914890	11.161125	2.26%	0
2006	10.592776	10.914890	3.04%	0
2005	10.564498	10.592776	0.27%	0
2004	10.401676	10.564498	1.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
2010	11.905037	12.815020	7.64%	0
2009	10.296586	11.905037	15.62%	0
2008	13.814220	10.296586	-25.46%	0
2007	13.473882	13.814220	2.53%	0
2006	12.466888	13.473882	8.08%	0
2005	12.193093	12.466888	2.25%	0
2004	11.469885	12.193093	6.31%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0
2010	12.583364	13.779807	9.51%	0
2009	10.423335	12.583364	20.72%	0
2008	15.654976	10.423335	-33.42%	4,933
2007	15.198681	15.654976	3.00%	5,532
2006	13.671407	15.198681	11.17%	5,926
2005	13.155358	13.671407	3.92%	6,227
2004	12.092762	13.155358	8.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
2010	11.403598	12.009887	5.32%	0
2009	10.256676	11.403598	11.18%	0
2008	12.440137	10.256676	-17.55%	0
2007	12.110717	12.440137	2.72%	0
2006	11.508453	12.110717	5.23%	0
2005	11.348188	11.508453	1.41%	0
2004	10.911909	11.348188	4.00%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
2010	12.780169	13.459779	5.32%	0
2009*	10.000000	12.780169	27.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0
2010	14.401560	17.639428	22.48%	0
2009	10.850989	14.401560	32.72%	0
2008	17.598661	10.850989	-38.34%	0
2007	16.861860	17.598661	4.37%	0
2006	15.809563	16.861860	6.66%	0
2005	14.530524	15.809563	8.80%	0
2004	12.936875	14.530524	12.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
2010	9.462068	9.182953	-2.95%	0
2009	9.745594	9.462068	-2.91%	0
2008	9.839750	9.745594	-0.96%	0
2007	9.676733	9.839750	1.68%	0
2006	9.537960	9.676733	1.45%	0
2005	9.571698	9.537960	-0.35%	0
2004	9.783266	9.571698	-2.16%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
2010	10.695682	11.479278	7.33%	0
2009	8.860434	10.695682	20.71%	0
2008	11.038560	8.860434	-19.73%	0
2007	10.873019	11.038560	1.52%	0
2006	10.685595	10.873019	1.75%	0
2005	10.774600	10.685595	-0.83%	0
2004	10.421178	10.774600	3.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0
2010	7.929440	8.758166	10.45%	0
2009	6.002927	7.929440	32.09%	0
2008*	10.000000	6.002927	-39.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
2010	13.307826	13.676901	2.77%	0
2009	10.588073	13.307826	25.69%	0
2008	20.385962	10.588073	-48.06%	0
2007	20.455168	20.385962	-0.34%	0
2006	17.217846	20.455168	18.80%	0
2005	15.869263	17.217846	8.50%	0
2004	13.626227	15.869263	16.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.944199	9.015799	13.49%	0
2011	9.791203	7.944199	-18.86%	0
2010	9.530973	9.791203	2.73%	0
2009	7.584089	9.530973	25.67%	0
2008	14.594756	7.584089	-48.04%	0
2007	14.645759	14.594756	-0.35%	0
2006	12.327458	14.645759	18.81%	0
2005	11.360434	12.327458	8.51%	0
2004*	10.000000	11.360434	13.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
2010	7.826491	8.762396	11.96%	0
2009	6.234432	7.826491	25.54%	0
2008*	10.000000	6.234432	-37.66%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
2010	7.694492	8.419505	9.42%	0
2009	6.222654	7.694492	23.65%	0
2008*	10.000000	6.222654	-37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0
2010	7.557429	9.276101	22.74%	0
2009	6.145756	7.557429	22.97%	0
2008*	10.000000	6.145756	-38.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0
2010	8.387155	9.738001	16.11%	0
2009	6.623845	8.387155	26.62%	0
2008*	10.000000	6.623845	-33.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
2010	9.653116	11.720584	21.42%	0
2009	7.820439	9.653116	23.43%	0
2008	15.073468	7.820439	-48.12%	0
2007	14.186413	15.073468	6.25%	0
2006	14.192893	14.186413	-0.05%	0
2005	13.572952	14.192893	4.57%	0
2004	12.358072	13.572952	9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
2010	13.614638	16.711580	22.75%	0
2009	11.146145	13.614638	22.15%	0
2008	16.965669	11.146145	-34.30%	0
2007	18.846948	16.965669	-9.98%	0
2006	16.583045	18.846948	13.65%	0
2005	16.623226	16.583045	-0.24%	0
2004	14.640063	16.623226	13.55%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
2010	13.915191	16.878617	21.30%	0
2009	10.665943	13.915191	30.46%	0
2008	17.829253	10.665943	-40.18%	0
2007	18.032670	17.829253	-1.13%	0
2006	16.625491	18.032670	8.46%	0
2005	15.293080	16.625491	8.71%	0
2004	13.256886	15.293080	15.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
2010	10.472423	11.507700	9.89%	0
2009	8.594355	10.472423	21.85%	0
2008	15.167735	8.594355	-43.34%	0
2007	14.487740	15.167735	4.69%	0
2006	13.162881	14.487740	10.07%	0
2005	12.669858	13.162881	3.89%	0
2004	11.918603	12.669858	6.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
2010	6.993235	8.811246	26.00%	0
2009	5.521244	6.993235	26.66%	0
2008*	10.000000	5.521244	-44.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0
2010	10.131824	10.070888	-0.60%	0
2009	9.746788	10.131824	3.95%	0
2008*	10.000000	9.746788	-2.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
2010	12.776639	13.186917	3.21%	0
2009*	10.000000	12.776639	27.77%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.451239	10.866776	14.98%	0
2011	11.107986	9.451239	-14.91%	0
2010	9.380161	11.107986	18.42%	0
2009	7.185491	9.380161	30.54%	0
2008	13.823919	7.185491	-48.02%	0
2007	13.802968	13.823919	0.15%	0
2006	11.519520	13.802968	19.82%	0
2005*	10.000000	11.519520	15.20%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0
2010	9.058055	9.255475	2.18%	0
2009	8.235737	9.058055	9.98%	0
2008	9.802519	8.235737	-15.98%	0
2007	9.642015	9.802519	1.66%	0
2006	9.533675	9.642015	1.14%	0
2005	9.682910	9.533675	-1.54%	0
2004	9.900100	9.682910	-2.19%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.415289	10.998940	5.60%	0
2011	10.846278	10.415289	-3.97%	0
2010	9.343274	10.846278	16.09%	0
2009	7.842783	9.343274	19.13%	0
2008	13.352322	7.842783	-41.26%	0
2007	13.690037	13.352322	-2.47%	0
2006	13.401289	13.690037	2.15%	0
2005	13.418595	13.401289	-0.13%	0
2004	12.358545	13.418595	8.58%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
2010	11.946702	14.244578	19.23%	0
2009	9.366360	11.946702	27.55%	0
2008	15.938300	9.366360	-41.23%	0
2007	15.263359	15.938300	4.42%	0
2006	13.830761	15.263359	10.36%	0
2005	13.335445	13.830761	3.71%	0
2004	12.129890	13.335445	9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.566875	13.577171	17.38%	0
2011	13.024051	11.566875	-11.19%	0
2010	11.601787	13.024051	12.26%	0
2009	8.576880	11.601787	35.27%	0
2008	14.815917	8.576880	-42.11%	0
2007	14.396554	14.815917	2.91%	0
2006	12.634568	14.396554	13.95%	0
2005	11.414028	12.634568	10.69%	0
2004*	10.000000	11.414028	14.14%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
2010	16.415958	18.433980	12.29%	0
2009	12.138109	16.415958	35.24%	0
2008	20.962064	12.138109	-42.09%	0
2007	20.364400	20.962064	2.93%	0
2006	17.877412	20.364400	13.91%	0
2005	16.148596	17.877412	10.71%	0
2004	13.996866	16.148596	15.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.120970	1.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
2010	10.837882	12.183049	12.41%	0
2009	8.724917	10.837882	24.22%	0
2008	14.649022	8.724917	-40.44%	0
2007	14.494993	14.649022	1.06%	0
2006	13.013685	14.494993	11.38%	0
2005	12.680111	13.013685	2.63%	0
2004	11.970677	12.680111	5.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
2010	14.223470	16.987013	19.43%	0
2009	10.706939	14.223470	32.84%	0
2008	17.796596	10.706939	-39.84%	0
2007	18.599571	17.796596	-4.32%	0
2006	16.713479	18.599571	11.28%	0
2005	15.695084	16.713479	6.49%	0
2004	13.569384	15.695084	15.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0
2010	10.749044	11.409661	6.15%	0
2009*	10.000000	10.749044	7.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
2010	10.827624	11.053145	2.08%	0
2009*	10.000000	10.827624	8.28%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.594005	12.248259	15.62%	0
2011	11.446730	10.594005	-7.45%	0
2010	10.311785	11.446730	11.01%	0
2009	8.185103	10.311785	25.98%	0
2008	13.758686	8.185103	-40.51%	0
2007	15.090676	13.758686	-8.83%	0
2006	13.413747	15.090676	12.50%	0
2005	13.133600	13.413747	2.13%	0
2004	12.179388	13.133600	7.83%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
2010	13.211934	14.108140	6.78%	0
2009	10.922951	13.211934	20.96%	0
2008	20.082137	10.922951	-45.61%	0
2007	19.098030	20.082137	5.15%	0
2006	15.406195	19.098030	23.96%	0
2005	14.147445	15.406195	8.90%	0
2004	12.545504	14.147445	12.77%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.566800	12.821897	10.85%	0
2011	14.507344	11.566800	-20.27%	0
2010	12.374280	14.507344	17.24%	0
2009	7.779441	12.374280	59.06%	0
2008	12.730935	7.779441	-38.89%	0
2007	12.433676	12.730935	2.39%	0
2006	12.150188	12.433676	2.33%	0
2005	11.844146	12.150188	2.58%	0
2004	11.619356	11.844146	1.93%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
2010*	10.000000	10.427359	4.27%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0
2010	9.658856	10.016889	3.71%	0
2009	9.098860	9.658856	6.15%	0
2008	10.470210	9.098860	-13.10%	0
2007	10.255045	10.470210	2.10%	0
2006	10.202582	10.255045	0.51%	0
2005	10.113961	10.202582	0.88%	0
2004	10.013541	10.113961	1.00%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
2010	16.678336	17.763336	6.51%	0
2009	13.207776	16.678336	26.28%	0
2008	16.007306	13.207776	-17.49%	0
2007	15.505032	16.007306	3.24%	0
2006	14.417397	15.505032	7.54%	0
2005	13.246746	14.417397	8.84%	0
2004	12.399593	13.246746	6.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.626709	-3.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.532141	-4.68%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.989915	12.401168	12.84%	0
2011	12.153096	10.989915	-9.57%	0
2010	11.146298	12.153096	9.03%	0
2009	9.039030	11.146298	23.31%	0
2008	14.991027	9.039030	-39.70%	0
2007	14.050799	14.991027	6.69%	0
2006	12.734445	14.050799	10.34%	0
2005	12.065085	12.734445	5.55%	0
2004	11.336020	12.065085	6.43%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.333881	11.335506	9.69%	0
2011	9.998802	10.333881	3.35%	0
2010	9.093941	9.998802	9.95%	0
2009	8.116049	9.093941	12.05%	0
2008	11.798030	8.116049	-31.21%	0
2007	11.300254	11.798030	4.40%	0
2006	10.382371	11.300254	8.84%	0
2005	10.188881	10.382371	1.90%	0
2004*	10.000000	10.188881	1.89%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.474925	13.406350	16.83%	0
2011	12.516670	11.474925	-8.32%	0
2010*	10.000000	12.516670	25.17%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0
2010	12.156733	14.957237	23.04%	0
2009	8.206204	12.156733	48.14%	0
2008	14.436262	8.206204	-43.16%	0
2007	13.072136	14.436262	10.44%	0
2006	10.971935	13.072136	19.14%	0
2005	10.640213	10.971935	3.12%	0
2004*	10.000000	10.640213	6.40%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.142978	12.502337	2.96%	0
2011	11.550880	12.142978	5.13%	0
2010	11.119250	11.550880	3.88%	0
2009	10.230196	11.119250	8.69%	0
2008	10.295034	10.230196	-0.63%	0
2007	9.991123	10.295034	3.04%	0
2006	9.915557	9.991123	0.76%	0
2005	10.025882	9.915557	-1.10%	0
2004*	10.000000	10.025882	0.26%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
2008	15.375622	8.844375	-42.48%	0
2007	15.118942	15.375622	1.70%	0
2006	13.322441	15.118942	13.48%	0
2005	13.129797	13.322441	1.47%	0
2004	12.170062	13.129797	7.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
2008	17.573499	10.951889	-37.68%	0
2007	17.847442	17.573499	-1.53%	0
2006	16.109928	17.847442	10.79%	0
2005	15.573848	16.109928	3.44%	0
2004	13.483465	15.573848	15.50%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.037305	0.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	0
2008	10.840574	10.348302	-4.54%	0
2007	10.208498	10.840574	6.19%	0
2006	10.358916	10.208498	-1.45%	0
2005	10.514102	10.358916	-1.48%	0
2004	10.244027	10.514102	2.64%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
2008	14.805438	9.373178	-36.69%	0
2007	15.332417	14.805438	-3.44%	0
2006	13.530245	15.332417	13.32%	0
2005	13.344635	13.530245	1.39%	0
2004	12.220559	13.344635	9.20%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
2008	12.229905	8.955068	-26.78%	0
2007	12.923783	12.229905	-5.37%	0
2006	11.081032	12.923783	16.63%	0
2005*	10.000000	11.081032	10.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0
2008	17.428380	11.678616	-32.99%	0
2007	18.089017	17.428380	-3.65%	0
2006	16.298183	18.089017	10.99%	0
2005	15.667349	16.298183	4.03%	0
2004	13.251580	15.667349	18.23%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
2008	14.799078	8.997099	-39.21%	0
2007	14.533868	14.799078	1.82%	0
2006	13.004561	14.533868	11.76%	0
2005	12.836430	13.004561	1.31%	0
2004	11.991891	12.836430	7.04%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	0
2008	13.869227	9.454172	-31.83%	0
2007	13.383510	13.869227	3.63%	0
2006	11.872011	13.383510	12.73%	0
2005	11.754107	11.872011	1.00%	0
2004	11.562979	11.754107	1.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
2008	12.028400	7.259988	-39.64%	0
2007	13.979570	12.028400	-13.96%	0
2006	13.920690	13.979570	0.42%	0
2005	13.594518	13.920690	2.40%	0
2004	12.620879	13.594518	7.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
2010	10.836319	11.878799	9.62%	0
2009	9.863096	10.836319	9.87%	0
2008	14.457937	9.863096	-31.78%	0
2007	13.596609	14.457937	6.33%	0
2006	12.105400	13.596609	12.32%	0
2005	12.270685	12.105400	-1.35%	0
2004	11.810432	12.270685	3.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
2008	10.050698	9.012821	-10.33%	0
2007	9.856585	10.050698	1.97%	0
2006	9.777323	9.856585	0.81%	0
2005	9.980384	9.777323	-2.03%	0
2004	9.958461	9.980384	0.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
2008	11.826686	8.584292	-27.42%	0
2007	11.247150	11.826686	5.15%	0
2006	10.580382	11.247150	6.30%	0
2005*	10.000000	10.580382	5.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
2008	12.578500	8.198691	-34.82%	0
2007	11.794078	12.578500	6.65%	0
2006	10.883823	11.794078	8.36%	0
2005*	10.000000	10.883823	8.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0
2008	13.087557	7.848539	-40.03%	0
2007	12.148444	13.087557	7.73%	0
2006	11.089775	12.148444	9.55%	0
2005*	10.000000	11.089775	10.90%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
2008	21.163955	9.359283	-55.78%	0
2007	14.983295	21.163955	41.25%	0
2006	13.244735	14.983295	13.13%	0
2005*	10.000000	13.244735	32.45%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
2008	15.720908	8.719962	-44.53%	0
2007	16.006173	15.720908	-1.78%	0
2006	13.757877	16.006173	16.34%	0
2005	13.433771	13.757877	2.41%	0
2004	12.450518	13.433771	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	0
2008	16.020120	8.187300	-48.89%	0
2007	13.041325	16.020120	22.84%	0
2006	12.614528	13.041325	3.38%	0
2005	12.325260	12.614528	2.35%	0
2004	12.321736	12.325260	0.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
2008	10.185518	9.537945	-6.36%	0
2007	10.090136	10.185518	0.95%	0
2006	9.988168	10.090136	1.02%	0
2005	10.104772	9.988168	-1.15%	0
2004	9.998360	10.104772	1.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
2008	23.274860	13.633871	-41.42%	0
2007	20.807151	23.274860	11.86%	0
2006	19.082135	20.807151	9.04%	0
2005	16.667474	19.082135	14.49%	0
2004	13.784006	16.667474	20.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
2008	23.560250	12.806158	-45.65%	0
2007	20.753700	23.560250	13.52%	0
2006	18.165258	20.753700	14.25%	0
2005	15.764268	18.165258	15.23%	0
2004	14.342175	15.764268	9.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.518517	11.120402	16.83%	0
2011	11.878226	9.518517	-19.87%	0
2010	10.853190	11.878226	9.44%	0
2009	8.866041	10.853190	22.41%	0
2008	16.307217	8.866041	-45.63%	0
2007	14.363796	16.307217	13.53%	0
2006	12.567998	14.363796	14.29%	0
2005	10.910580	12.567998	15.19%	0
2004*	10.000000	10.910580	9.11%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0
2008	18.471579	8.727411	-52.75%	0
2007	18.063175	18.471579	2.26%	0
2006	16.050754	18.063175	12.54%	0
2005	16.153653	16.050754	-0.64%	0
2004	14.628647	16.153653	10.42%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
2008	11.061170	7.547142	-31.77%	0
2007	10.992170	11.061170	0.63%	0
2006*	10.000000	10.992170	9.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	0
2008	13.944266	9.859901	-29.29%	0
2007	14.775106	13.944266	-5.62%	0
2006	13.004019	14.775106	13.62%	0
2005	12.960924	13.004019	0.33%	0
2004	12.037719	12.960924	7.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0
2008	17.783788	11.553957	-35.03%	0
2007	18.784090	17.783788	-5.33%	0
2006	16.552545	18.784090	13.48%	0
2005	15.687533	16.552545	5.51%	0
2004	13.096029	15.687533	20.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
2008*	10.000000	6.522022	-34.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.928164	15.286719	9.75%	0
2011	17.064717	13.928164	-18.38%	0
2010	14.970033	17.064717	13.99%	0
2009	8.939545	14.970033	67.46%	0
2008	19.474261	8.939545	-54.10%	0
2007	15.602208	19.474261	24.82%	0
2006	12.548694	15.602208	24.33%	0
2005*	10.000000	12.548694	25.49%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
2008	21.045257	12.170418	-42.17%	0
2007	18.794486	21.045257	11.98%	0
2006	15.952834	18.794486	17.81%	0
2005	14.926826	15.952834	6.87%	0
2004	12.982764	14.926826	14.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.257859	12.918010	14.75%	0
2011	12.993147	11.257859	-13.36%	0
2010	12.355911	12.993147	5.16%	0
2009	9.284446	12.355911	33.08%	0
2008	16.058617	9.284446	-42.18%	0
2007	14.342545	16.058617	11.96%	0
2006	12.172389	14.342545	17.83%	0
2005	11.393278	12.172389	6.84%	0
2004*	10.000000	11.393278	13.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.450612	16.127077	11.60%	0
2011	15.021138	14.450612	-3.80%	0
2010	13.538632	15.021138	10.95%	0
2009	11.759770	13.538632	15.13%	0
2008	11.414962	11.759770	3.02%	0
2007	10.600367	11.414962	7.68%	0
2006	9.683554	10.600367	9.47%	0
2005*	10.000000	9.683554	-3.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.105243	1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.823697	9.759600	10.61%	0
2011	10.284332	8.823697	-14.20%	0
2010*	10.000000	10.284332	2.84%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.844013	-1.56%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.626380	-3.74%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
2008	13.585399	11.061239	-18.58%	0
2007	12.701195	13.585399	6.96%	0
2006	11.857903	12.701195	7.11%	0
2005	11.353765	11.857903	4.44%	0
2004	10.808494	11.353765	5.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
2008	20.214493	10.918844	-45.99%	0
2007	15.254372	20.214493	32.52%	0
2006	14.411129	15.254372	5.85%	0
2005	13.198153	14.411129	9.19%	0
2004	11.533772	13.198153	14.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
2008	34.917682	16.178450	-53.67%	0
2007	28.123230	34.917682	24.16%	0
2006	19.770989	28.123230	42.24%	0
2005	15.446543	19.770989	28.00%	0
2004	13.416937	15.446543	15.13%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.876725	13.441488	13.18%	0
2011	12.198117	11.876725	-2.63%	0
2010	11.212562	12.198117	8.79%	0
2009	8.310313	11.212562	34.92%	0
2008	13.595508	8.310313	-38.87%	0
2007	12.626246	13.595508	7.68%	0
2006	12.129688	12.626246	4.09%	0
2005	11.996655	12.129688	1.11%	0
2004	11.348022	11.996655	5.72%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0
2008	16.978496	11.076061	-34.76%	0
2007	16.270888	16.978496	4.35%	0
2006	13.918460	16.270888	16.90%	0
2005	13.476133	13.918460	3.28%	0
2004	12.099045	13.476133	11.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.975869	9.905728	10.36%	0
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
2009	7.254275	8.684254	19.71%	0
2008	10.650098	7.254275	-31.89%	0
2007	10.345915	10.650098	2.94%	0
2006*	10.000000	10.345915	3.46%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
2009	9.018129	9.810477	8.79%	0
2008	10.315448	9.018129	-12.58%	0
2007	10.328221	10.315448	-0.12%	0
2006*	10.000000	10.328221	3.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
2008	11.785221	7.014398	-40.48%	0
2007	10.625350	11.785221	10.92%	0
2006*	10.000000	10.625350	6.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
2008	11.022878	5.964352	-45.89%	0
2007	10.157143	11.022878	8.52%	0
2006*	10.000000	10.157143	1.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
2009	5.822871	7.381645	26.77%	0
2008	9.692891	5.822871	-39.93%	0
2007*	10.000000	9.692891	-3.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
2008	12.401968	8.662562	-30.15%	0
2007	12.398960	12.401968	0.02%	0
2006	11.555941	12.398960	7.30%	0
2005	11.635371	11.555941	-0.68%	0
2004	10.895081	11.635371	6.79%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.114192	13.478134	11.26%	0
2011	12.029905	12.114192	0.70%	0
2010	10.959507	12.029905	9.77%	0
2009	7.734185	10.959507	41.70%	0
2008	11.089547	7.734185	-30.26%	0
2007	11.083244	11.089547	0.06%	0
2006	10.330125	11.083244	7.29%	0
2005*	10.000000	10.330125	3.30%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	0
2008	15.041143	9.158987	-39.11%	0
2007	15.924078	15.041143	-5.54%	0
2006	14.204881	15.924078	12.10%	0
2005	14.086302	14.204881	0.84%	0
2004	12.402737	14.086302	13.57%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0
2008*	10.000000	5.050167	-49.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
2008*	10.000000	6.051822	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
2008*	10.000000	6.283676	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
2008*	10.000000	7.828138	-21.72%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
2009	7.114222	8.568333	20.44%	0
2008*	10.000000	7.114222	-28.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
2008*	10.000000	8.965295	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
2008*	10.000000	7.467951	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0
2008*	10.000000	6.755321	-32.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
2008*	10.000000	8.203783	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
2008*	10.000000	9.723705	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
2008*	10.000000	9.729479	-2.71%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
2008	43.951190	17.933738	-59.20%	0
2007	31.211765	43.951190	40.82%	0
2006	23.602724	31.211765	32.24%	0
2005	18.385742	23.602724	28.38%	0
2004	15.737851	18.385742	16.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.232506	17.273906	13.40%	0
2011	20.286123	15.232506	-24.91%	0
2010	18.045603	20.286123	12.42%	0
2009	11.407017	18.045603	58.20%	0
2008	27.911748	11.407017	-59.13%	0
2007	19.786180	27.911748	41.07%	0
2006	14.936138	19.786180	32.47%	0
2005	11.620950	14.936138	28.53%	0
2004*	10.000000	11.620950	16.21%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
2008	10.300774	10.763167	4.49%	0
2007	9.911521	10.300774	3.93%	0
2006	9.886846	9.911521	0.25%	0
2005	9.869660	9.886846	0.17%	0
2004	9.853456	9.869660	0.16%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
2008*	10.000000	5.396835	-46.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
2008	11.397857	6.291451	-44.80%	0
2007	10.743629	11.397857	6.09%	0
2006*	10.000000	10.743629	7.44%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
2008	16.935793	10.374525	-38.74%	0
2007	16.480522	16.935793	2.76%	0
2006	14.536645	16.480522	13.37%	0
2005	13.883674	14.536645	4.70%	0
2004	12.552297	13.883674	10.61%	1,989
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
2008	11.134318	10.149751	-8.84%	0
2007	10.894316	11.134318	2.20%	0
2006	10.578245	10.894316	2.99%	0
2005	10.555429	10.578245	0.22%	0
2004	10.398101	10.555429	1.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
2009	10.266540	11.864171	15.56%	0
2008	13.781030	10.266540	-25.50%	0
2007	13.448467	13.781030	2.47%	0
2006	12.449767	13.448467	8.02%	0
2005	12.182617	12.449767	2.19%	0
2004	11.465926	12.182617	6.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	858
2009	10.392946	12.540204	20.66%	860
2008	15.617391	10.392946	-33.45%	863
2007	15.170057	15.617391	2.95%	865
2006	13.652670	15.170057	11.11%	867
2005	13.144074	13.652670	3.87%	869
2004	12.088607	13.144074	8.73%	871
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
2009	10.226750	11.364468	11.12%	0
2008	12.410247	10.226750	-17.59%	0
2007	12.087882	12.410247	2.67%	0
2006	11.492659	12.087882	5.18%	0
2005	11.338438	11.492659	1.36%	0
2004	10.908148	11.338438	3.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0
2008	17.556398	10.819333	-38.37%	0
2007	16.830087	17.556398	4.32%	0
2006	15.787890	16.830087	6.60%	0
2005	14.518050	15.787890	8.75%	0
2004	12.932427	14.518050	12.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0
2008	9.814857	9.715931	-1.01%	0
2007	9.657254	9.814857	1.63%	0
2006	9.523654	9.657254	1.40%	0
2005	9.562255	9.523654	-0.40%	0
2004	9.778653	9.562255	-2.21%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0
2008	11.012066	8.834618	-19.77%	0
2007	10.852545	11.012066	1.47%	0
2006	10.670945	10.852545	1.70%	0
2005	10.765359	10.670945	-0.88%	0
2004	10.417585	10.765359	3.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
2008*	10.000000	6.000868	-39.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
2008	20.336975	10.557165	-48.09%	0
2007	20.416599	20.336975	-0.39%	0
2006	17.194222	20.416599	18.74%	0
2005	15.855639	17.194222	8.44%	0
2004	13.621535	15.855639	16.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.912884	8.975623	13.43%	0
2011	9.757637	7.912884	-18.91%	0
2010	9.503176	9.757637	2.68%	0
2009	7.565880	9.503176	25.61%	0
2008	14.567253	7.565880	-48.06%	0
2007	14.625730	14.567253	-0.40%	0
2006	12.316928	14.625730	18.74%	0
2005	11.356562	12.316928	8.46%	0
2004*	10.000000	11.356562	13.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
2008*	10.000000	6.232284	-37.68%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0
2008*	10.000000	6.220503	-37.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
2008*	10.000000	6.143637	-38.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
2008*	10.000000	6.621566	-33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
2008	15.037255	7.797612	-48.14%	0
2007	14.159664	15.037255	6.20%	0
2006	14.173418	14.159664	-0.10%	0
2005	13.561289	14.173418	4.51%	0
2004	12.353823	13.561289	9.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0
2008	16.924893	11.113623	-34.34%	0
2007	18.811410	16.924893	-10.03%	0
2006	16.560293	18.811410	13.59%	0
2005	16.608962	16.560293	-0.29%	0
2004	14.635046	16.608962	13.49%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
2008	17.786451	10.634840	-40.21%	0
2007	17.998708	17.786451	-1.18%	0
2006	16.602704	17.998708	8.41%	0
2005	15.279962	16.602704	8.66%	0
2004	13.261330	15.279962	15.22%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
2008	15.131313	8.569281	-43.37%	0
2007	14.460442	15.131313	4.64%	0
2006	13.144831	14.460442	10.01%	0
2005	12.658973	13.144831	3.84%	0
2004	11.914497	12.658973	6.25%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
2008*	10.000000	5.519332	-44.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
2008*	10.000000	9.743443	-2.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.418848	10.823949	14.92%	0
2011	11.075615	9.418848	-14.96%	0
2010	9.357637	11.075615	18.36%	0
2009	7.171945	9.357637	30.48%	0
2008	13.804974	7.171945	-48.05%	0
2007	13.791193	13.804974	0.10%	0
2006	11.515595	13.791193	19.76%	0
2005*	10.000000	11.515595	15.16%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0
2008	9.778947	8.211696	-16.03%	0
2007	9.623829	9.778947	1.61%	0
2006	9.520585	9.623829	1.08%	0
2005	9.674583	9.520585	-1.59%	0
2004	9.896690	9.674583	-2.24%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.368886	10.944272	5.55%	0
2011	10.803509	10.368886	-4.02%	0
2010	9.311220	10.803509	16.03%	0
2009	7.819903	9.311220	19.07%	0
2008	13.320237	7.819903	-41.29%	0
2007	13.664225	13.320237	-2.52%	0
2006	13.382905	13.664225	2.10%	0
2005	13.407076	13.382905	-0.18%	0
2004	12.354291	13.407076	8.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
2008	15.899992	9.339023	-41.26%	0
2007	15.234573	15.899992	4.37%	0
2006	13.811769	15.234573	10.30%	0
2005	13.323991	13.811769	3.66%	0
2004	12.125720	13.323991	9.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.521336	13.516737	17.32%	0
2011	12.979452	11.521336	-11.23%	0
2010	11.568011	12.979452	12.20%	0
2009	8.556307	11.568011	35.20%	0
2008	14.788027	8.556307	-42.14%	0
2007	14.376897	14.788027	2.86%	0
2006	12.623796	14.376897	13.89%	0
2005	11.410155	12.623796	10.64%	0
2004*	10.000000	11.410155	14.10%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0
2008	20.911734	12.102716	-42.12%	0
2007	20.326030	20.911734	2.88%	0
2006	17.852904	20.326030	13.85%	0
2005	16.134732	17.852904	10.65%	0
2004	13.992061	16.134732	15.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
2008	14.613817	8.699454	-40.47%	0
2007	14.467660	14.613817	1.01%	0
2006	12.995821	14.467660	11.33%	0
2005	12.669212	12.995821	2.58%	0
2004	11.966557	12.669212	5.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
2008	17.753864	10.675706	-39.87%	0
2007	18.564541	17.753864	-4.37%	0
2006	16.690577	18.564541	11.23%	0
2005	15.681628	16.690577	6.43%	0
2004	13.564722	15.681628	15.61%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
2010	10.276409	11.401579	10.95%	0
2009	8.161224	10.276409	25.92%	0
2008	13.725637	8.161224	-40.54%	0
2007	15.062228	13.725637	-8.87%	0
2006	13.395341	15.062228	12.44%	0
2005	13.122322	13.395341	2.08%	0
2004	12.175198	13.122322	7.78%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
2008	20.033926	10.891104	-45.64%	0
2007	19.062055	20.033926	5.10%	0
2006	15.385074	19.062055	23.90%	0
2005	14.135312	15.385074	8.84%	0
2004	12.541188	14.135312	12.71%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
2010	12.331847	14.450146	17.18%	0
2009	7.756754	12.331847	58.98%	0
2008	12.700359	7.756754	-38.92%	0
2007	12.410247	12.700359	2.34%	0
2006	12.133523	12.410247	2.28%	0
2005	11.833977	12.133523	2.53%	0
2004	11.615366	11.833977	1.88%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
2008	10.445043	9.072306	-13.14%	0
2007	10.235700	10.445043	2.05%	0
2006	10.188567	10.235700	0.46%	0
2005	10.105264	10.188567	0.82%	0
2004	10.010085	10.105264	0.95%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
2008	15.966124	13.166997	-17.53%	0
2007	15.473146	15.966124	3.19%	0
2006	14.395157	15.473146	7.49%	0
2005	13.233122	14.395157	8.78%	0
2004	12.393221	13.233122	6.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.623397	-3.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.528859	-4.71%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.942585	12.341380	12.78%	0
2011	12.106987	10.942585	-9.62%	0
2010	11.109731	12.106987	8.98%	0
2009	9.014023	11.109731	23.25%	0
2008	14.957277	9.014023	-39.73%	0
2007	14.026423	14.957277	6.64%	0
2006	12.718878	14.026423	10.28%	0
2005	12.056531	12.718878	5.49%	0
2004	11.333821	12.056531	6.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.296014	11.288135	9.64%	0
2011	9.967280	10.296014	3.30%	0
2010	9.069939	9.967280	9.89%	0
2009	8.098797	9.069939	11.99%	0
2008	11.779040	8.098797	-31.24%	0
2007	11.287910	11.779040	4.35%	0
2006	10.376361	11.287910	8.78%	0
2005	10.188221	10.376361	1.85%	0
2004*	10.000000	10.188221	1.88%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.466309	13.389369	16.77%	0
2011	12.513710	11.466309	-8.37%	0
2010*	10.000000	12.513710	25.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0
2008	14.413046	8.188764	-43.19%	0
2007	13.057880	14.413046	10.38%	0
2006	10.965599	13.057880	19.08%	0
2005	10.639522	10.965599	3.06%	0
2004*	10.000000	10.639522	6.40%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.098482	12.450097	2.91%	0
2011	11.514468	12.098482	5.07%	0
2010	11.089916	11.514468	3.83%	0
2009	10.208465	11.089916	8.63%	0
2008	10.278462	10.208465	-0.68%	0
2007	9.980210	10.278462	2.99%	0
2006	9.909818	9.980210	0.71%	0
2005	10.025232	9.909818	-1.15%	0
2004*	10.000000	10.025232	0.25%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.572259	13.153120	13.66%	0
2011	11.252467	11.572259	2.84%	0
2010	10.289291	11.252467	9.36%	0
2009	8.818562	10.289291	16.68%	0
2008	15.338682	8.818562	-42.51%	0
2007	15.090430	15.338682	1.65%	0
2006	13.304149	15.090430	13.43%	0
2005	13.118507	13.304149	1.42%	0
2004	12.165876	13.118507	7.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.422199	18.860524	14.85%	0
2011	18.536235	16.422199	-11.40%	0
2010	15.102940	18.536235	22.73%	0
2009	10.919941	15.102940	38.31%	0
2008	17.531282	10.919941	-37.71%	0
2007	17.813803	17.531282	-1.59%	0
2006	16.087833	17.813803	10.73%	0
2005	15.560477	16.087833	3.39%	0
2004	13.478842	15.560477	15.44%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.033863	0.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.172033	12.671435	4.10%	0
2011	11.234303	12.172033	8.35%	0
2010	11.023347	11.234303	1.91%	0
2009	10.316341	11.023347	6.85%	0
2008	10.812665	10.316341	-4.59%	0
2007	10.187497	10.812665	6.14%	0
2006	10.342924	10.187497	-1.50%	0
2005	10.503268	10.342924	-1.53%	0
2004	10.238746	10.503268	2.58%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.747728	13.035142	10.96%	0
2011	11.779962	11.747728	-0.27%	0
2010	10.671145	11.779962	10.39%	0
2009	9.345825	10.671145	14.18%	0
2008	14.769865	9.345825	-36.72%	0
2007	15.303510	14.769865	-3.49%	0
2006	13.511680	15.303510	13.26%	0
2005	13.333169	13.511680	1.34%	0
2004	12.216352	13.333169	9.14%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.473759	14.054728	12.67%	0
2011	12.974779	12.473759	-3.86%	0
2010	11.248111	12.974779	15.35%	0
2009	8.938152	11.248111	25.84%	0
2008	12.213112	8.938152	-26.82%	0
2007	12.912730	12.213112	-5.42%	0
2006	11.077248	12.912730	16.57%	0
2005*	10.000000	11.077248	10.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.859585	12.642927	6.61%	0
2011	12.693995	11.859585	-6.57%	0
2010	11.928722	12.693995	6.42%	0
2009*	10.000000	11.928722	19.29%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.788611	18.837506	12.20%	0
2011	17.218817	16.788611	-2.50%	0
2010	14.114578	17.218817	21.99%	0
2009	11.644527	14.114578	21.21%	0
2008	17.386493	11.644527	-33.03%	0
2007	18.054903	17.386493	-3.70%	0
2006	16.275820	18.054903	10.93%	0
2005	15.653891	16.275820	3.97%	0
2004	13.247024	15.653891	18.17%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.994093	13.426758	11.94%	0
2011	12.173360	11.994093	-1.47%	0
2010	10.962416	12.173360	11.05%	0
2009	8.970855	10.962416	22.20%	0
2008	14.763534	8.970855	-39.24%	0
2007	14.506479	14.763534	1.77%	0
2006	12.986721	14.506479	11.70%	0
2005	12.825416	12.986721	1.26%	0
2004	11.987766	12.825416	6.99%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.136208	14.025676	6.77%	0
2011	12.459602	13.136208	5.43%	0
2010	11.170644	12.459602	11.54%	0
2009	9.426593	11.170644	18.50%	0
2008	13.835890	9.426593	-31.87%	0
2007	13.358262	13.835890	3.58%	0
2006	11.855702	13.358262	12.67%	0
2005	11.743997	11.855702	0.95%	0
2004	11.559000	11.743997	1.60%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.327354	10.872320	16.56%	0
2011	11.194175	9.327354	-16.68%	0
2010	8.826041	11.194175	26.83%	0
2009	7.238791	8.826041	21.93%	0
2008	11.999483	7.238791	-39.67%	0
2007	13.953202	11.999483	-14.00%	0
2006	13.901582	13.953202	0.37%	0
2005	13.582835	13.901582	2.35%	0
2004	12.616538	13.582835	7.66%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.839793	11.562052	6.66%	0
2011	11.831931	10.839793	-8.39%	0
2010	10.799124	11.831931	9.56%	0
2009	9.834307	10.799124	9.81%	0
2008	14.423202	9.834307	-31.82%	0
2007	13.570975	14.423202	6.28%	0
2006	12.088782	13.570975	12.26%	0
2005	12.260146	12.088782	-1.40%	0
2004	11.806372	12.260146	3.84%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.867810	11.530771	6.10%	0
2011	10.990007	10.867810	-1.11%	0
2010	10.468634	10.990007	4.98%	0
2009	8.986507	10.468634	16.49%	0
2008	10.026524	8.986507	-10.37%	0
2007	9.837975	10.026524	1.92%	0
2006	9.763885	9.837975	0.76%	0
2005	9.971792	9.763885	-2.08%	0
2004	9.955022	9.971792	0.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.846778	11.733185	8.17%	0
2011	11.235274	10.846778	-3.46%	0
2010	10.296699	11.235274	9.12%	0
2009	8.568086	10.296699	20.18%	0
2008	11.810449	8.568086	-27.45%	0
2007	11.237539	11.810449	5.10%	0
2006	10.576779	11.237539	6.25%	0
2005*	10.000000	10.576779	5.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.824364	11.865053	9.61%	0
2011	11.304525	10.824364	-4.25%	0
2010	10.198539	11.304525	10.84%	0
2009	8.183193	10.198539	24.63%	0
2008	12.561210	8.183193	-34.85%	0
2007	11.783983	12.561210	6.60%	0
2006	10.880107	11.783983	8.31%	0
2005*	10.000000	10.880107	8.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.546180	11.775961	11.66%	0
2011	11.194014	10.546180	-5.79%	0
2010	9.962746	11.194014	12.36%	0
2009	7.833702	9.962746	27.18%	0
2008	13.069574	7.833702	-40.06%	0
2007	12.138037	13.069574	7.67%	0
2006	11.085983	12.138037	9.49%	0
2005*	10.000000	11.085983	10.86%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.191666	14.409110	1.53%	0
2011	15.440192	14.191666	-8.09%	0
2010	13.365135	15.440192	15.53%	0
2009	9.341600	13.365135	43.07%	0
2008	21.134907	9.341600	-55.80%	0
2007	14.970489	21.134907	41.18%	0
2006	13.240214	14.970489	13.07%	0
2005*	10.000000	13.240214	32.40%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.904127	13.508471	13.48%	0
2011	12.198016	11.904127	-2.41%	0
2010	10.948250	12.198016	11.42%	0
2009	8.694500	10.948250	25.92%	0
2008	15.683117	8.694500	-44.56%	0
2007	15.975986	15.683117	-1.83%	0
2006	13.738980	15.975986	16.28%	0
2005	13.422219	13.738980	2.36%	0
2004	12.446224	13.422219	7.84%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.788115	13.073741	10.91%	0
2011	12.162126	11.788115	-3.08%	0
2010	10.127669	12.162126	20.09%	0
2009	8.163388	10.127669	24.06%	0
2008	15.981601	8.163388	-48.92%	0
2007	13.016709	15.981601	22.78%	0
2006	12.597190	13.016709	3.33%	0
2005	12.314666	12.597190	2.29%	0
2004	12.317496	12.314666	-0.02%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.520448	11.794072	2.38%	0
2011	11.100855	11.520448	3.78%	0
2010	10.646436	11.100855	4.27%	0
2009	9.510116	10.646436	11.95%	0
2008	10.161039	9.510116	-6.41%	0
2007	10.071106	10.161039	0.89%	0
2006	9.974452	10.071106	0.97%	0
2005	10.096081	9.974452	-1.20%	0
2004	9.994912	10.096081	1.01%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.844670	22.039585	11.06%	0
2011	22.959794	19.844670	-13.57%	0
2010	18.418751	22.959794	24.65%	0
2009	13.594078	18.418751	35.49%	0
2008	23.218920	13.594078	-41.45%	0
2007	20.767909	23.218920	11.80%	0
2006	19.055946	20.767909	8.98%	0
2005	16.653163	19.055946	14.43%	0
2004	13.779268	16.653163	20.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.698112	15.985610	16.70%	0
2011	17.092526	13.698112	-19.86%	0
2010	15.625088	17.092526	9.39%	0
2009	12.768775	15.625088	22.37%	0
2008	23.503625	12.768775	-45.67%	0
2007	20.714557	23.503625	13.46%	0
2006	18.140323	20.714557	14.19%	0
2005	15.750728	18.140323	15.17%	0
2004	14.337246	15.750728	9.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.480977	11.070831	16.77%	0
2011	11.837489	9.480977	-19.91%	0
2010	10.821541	11.837489	9.39%	0
2009	8.844753	10.821541	22.35%	0
2008	16.276482	8.844753	-45.66%	0
2007	14.344150	16.276482	13.47%	0
2006	12.557266	14.344150	14.23%	0
2005	10.906865	12.557266	15.13%	0
2004*	10.000000	10.906865	9.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.322123	17.642135	23.18%	0
2011	16.239712	14.322123	-11.81%	0
2010	13.258132	16.239712	22.49%	0
2009	8.701920	13.258132	52.36%	0
2008	18.427187	8.701920	-52.78%	0
2007	18.029113	18.427187	2.21%	0
2006	16.028731	18.029113	12.48%	0
2005	16.139789	16.028731	-0.69%	0
2004	14.623622	16.139789	10.37%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.744163	11.733565	9.21%	0
2011	10.823342	10.744163	-0.73%	0
2010	9.907990	10.823342	9.24%	0
2009	7.536761	9.907990	31.46%	0
2008	11.051660	7.536761	-31.80%	0
2007	10.988416	11.051660	0.58%	0
2006*	10.000000	10.988416	9.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.444840	14.592909	8.54%	0
2011	13.082056	13.444840	2.77%	0
2010	11.184333	13.082056	16.97%	0
2009	9.831136	11.184333	13.76%	0
2008	13.910765	9.831136	-29.33%	0
2007	14.747256	13.910765	-5.67%	0
2006	12.986180	14.747256	13.56%	0
2005	12.949799	12.986180	0.28%	0
2004	12.033581	12.949799	7.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.732888	19.204228	14.77%	0
2011	17.932650	16.732888	-6.69%	0
2010	14.425101	17.932650	24.32%	0
2009	11.520238	14.425101	25.22%	0
2008	17.741053	11.520238	-35.06%	0
2007	18.748659	17.741053	-5.37%	0
2006	16.529818	18.748659	13.42%	0
2005	15.674053	16.529818	5.46%	0
2004	13.064526	15.674053	19.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.401215	9.393180	11.81%	0
2011	8.800710	8.401215	-4.54%	0
2010	8.233162	8.800710	6.89%	0
2009	6.519776	8.233162	26.28%	0
2008*	10.000000	6.519776	-34.80%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.880387	15.226405	9.70%	0
2011	17.014937	13.880387	-18.42%	0
2010	14.934038	17.014937	13.93%	0
2009	8.922647	14.934038	67.37%	0
2008	19.447533	8.922647	-54.12%	0
2007	15.588874	19.447533	24.75%	0
2006	12.544417	15.588874	24.27%	0
2005*	10.000000	12.544417	25.44%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.682174	16.828543	14.62%	0
2011	16.945637	14.682174	-13.36%	0
2010	16.122863	16.945637	5.10%	0
2009	12.134927	16.122863	32.86%	0
2008	20.994728	12.134927	-42.20%	0
2007	18.759067	20.994728	11.92%	0
2006	15.930952	18.759067	17.75%	0
2005	14.914014	15.930952	6.82%	0
2004	12.978307	14.914014	14.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.213487	12.860443	14.69%	0
2011	12.948607	11.213487	-13.40%	0
2010	12.319904	12.948607	5.10%	0
2009	9.262150	12.319904	33.01%	0
2008	16.028322	9.262150	-42.21%	0
2007	14.322911	16.028322	11.91%	0
2006	12.161980	14.322911	17.77%	0
2005	11.389395	12.161980	6.78%	0
2004*	10.000000	11.389395	13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.401047	16.063456	11.54%	0
2011	14.977317	14.401047	-3.85%	0
2010	13.506102	14.977317	10.89%	0
2009	11.737566	13.506102	15.07%	0
2008	11.399279	11.737566	2.97%	0
2007	10.591300	11.399279	7.63%	0
2006	9.680244	10.591300	9.41%	0
2005*	10.000000	9.680244	-3.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.101766	1.02%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.818407	9.748708	10.55%	0
2011	10.283459	8.818407	-14.25%	0
2010*	10.000000	10.283459	2.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.813839	12.855326	18.88%	0
2011	11.255885	10.813839	-3.93%	0
2010*	10.000000	11.255885	12.56%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.529571	-4.70%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.840633	-1.59%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.623018	-3.77%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.110518	12.836378	15.53%	0
2011	12.349342	11.110518	-10.03%	0
2010	11.720724	12.349342	5.36%	0
2009*	10.000000	11.720724	17.21%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.687055	6.87%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.948703	-0.51%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.832489	15.203191	9.91%	0
2011	14.075947	13.832489	-1.73%	0
2010	13.428212	14.075947	4.82%	0
2009	11.028986	13.428212	21.75%	0
2008	13.552773	11.028986	-18.62%	0
2007	12.677263	13.552773	6.91%	0
2006	11.841643	12.677263	7.06%	0
2005	11.344015	11.841643	4.39%	0
2004	10.804782	11.344015	4.99%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.355071	17.236643	20.07%	0
2011	15.910275	14.355071	-9.77%	0
2010	15.411900	15.910275	3.23%	0
2009	10.886936	15.411900	41.56%	0
2008	20.165846	10.886936	-46.01%	0
2007	15.225548	20.165846	32.45%	0
2006	14.391319	15.225548	5.80%	0
2005	13.186795	14.391319	9.13%	0
2004	11.529795	13.186795	14.37%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.840267	-1.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.268059	24.432469	9.72%	0
2011	33.945693	22.268059	-34.40%	0
2010	28.005827	33.945693	21.21%	0
2009	16.131254	28.005827	73.61%	0
2008	34.833851	16.131254	-53.69%	0
2007	28.070258	34.833851	24.10%	0
2006	19.743894	28.070258	42.17%	0
2005	15.433291	19.743894	27.93%	0
2004	13.412316	15.433291	15.07%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.823746	13.374610	13.12%	0
2011	12.149961	11.823746	-2.68%	0
2010	11.174065	12.149961	8.73%	0
2009	8.286048	11.174065	34.85%	0
2008	13.562824	8.286048	-38.91%	0
2007	12.602420	13.562824	7.62%	0
2006	12.113033	12.602420	4.04%	0
2005	11.986346	12.113033	1.06%	0
2004	11.344122	11.986346	5.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.106769	1.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.642645	15.326175	12.34%	0
2011	14.136907	13.642645	-3.50%	0
2010	13.110772	14.136907	7.83%	0
2009	11.043769	13.110772	18.72%	0
2008	16.937731	11.043769	-34.80%	0
2007	16.240234	16.937731	4.29%	0
2006	13.899376	16.240234	16.84%	0
2005	13.464569	13.899376	3.23%	0
2004	12.094889	13.464569	11.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.116572	11.369796	12.39%	0
2011	10.623047	10.116572	-4.77%	0
2010*	10.000000	10.623047	6.23%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.972790	9.897219	10.30%	0
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.140838	14.579411	10.95%	0
2011	13.487804	13.140838	-2.57%	0
2010	12.294855	13.487804	9.70%	0
2009*	10.000000	12.294855	22.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.211825	10.333789	12.18%	0
2011	9.413537	9.211825	-2.14%	0
2010	8.667837	9.413537	8.60%	0
2009	7.244288	8.667837	19.65%	0
2008	10.640935	7.244288	-31.92%	0
2007	10.342374	10.640935	2.89%	0
2006*	10.000000	10.342374	3.42%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.314426	10.495688	1.76%	0
2011	10.062028	10.314426	2.51%	0
2010	9.791947	10.062028	2.76%	0
2009	9.005733	9.791947	8.73%	0
2008	10.306582	9.005733	-12.62%	0
2007	10.324698	10.306582	-0.18%	0
2006*	10.000000	10.324698	3.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.124419	10.799245	18.36%	0
2011	10.377056	9.124419	-12.07%	0
2010	9.616508	10.377056	7.91%	0
2009	7.004745	9.616508	37.29%	0
2008	11.775087	7.004745	-40.51%	0
2007	10.621720	11.775087	10.86%	0
2006*	10.000000	10.621720	6.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.486335	9.658598	13.81%	0
2011	9.183315	8.486335	-7.59%	0
2010	8.013952	9.183315	14.59%	0
2009	5.956136	8.013952	34.55%	0
2008	11.013395	5.956136	-45.92%	0
2007	10.153665	11.013395	8.47%	0
2006*	10.000000	10.153665	1.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.517865	8.531634	13.48%	0
2011	7.931212	7.517865	-5.21%	0
2010	7.371495	7.931212	7.59%	0
2009	5.817856	7.371495	26.70%	0
2008	9.689551	5.817856	-39.96%	0
2007*	10.000000	9.689551	-3.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.500921	14.993409	11.05%	0
2011	13.412542	13.500921	0.66%	0
2010	12.226056	13.412542	9.70%	0
2009	8.637273	12.226056	41.55%	0
2008	12.372142	8.637273	-30.19%	0
2007	12.375547	12.372142	-0.03%	0
2006	11.540060	12.375547	7.24%	0
2005	11.625358	11.540060	-0.73%	0
2004	10.891325	11.625358	6.74%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.072642	13.424971	11.20%	0
2011	11.994815	12.072642	0.65%	0
2010	10.933173	11.994815	9.71%	0
2009	7.719574	10.933173	41.63%	0
2008	11.074307	7.719574	-30.29%	0
2007	11.073758	11.074307	0.00%	0
2006	10.326583	11.073758	7.24%	0
2005*	10.000000	10.326583	3.27%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.009938	13.758441	14.56%	0
2011	12.711107	12.009938	-5.52%	0
2010	11.356562	12.711107	11.93%	0
2009	9.132250	11.356562	24.36%	0
2008	15.005003	9.132250	-39.14%	0
2007	15.894059	15.005003	-5.59%	0
2006	14.185389	15.894059	12.05%	0
2005	14.074206	14.185389	0.79%	0
2004	12.398474	14.074206	13.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.173767	8.125299	13.26%	0
2011	8.375305	7.173767	-14.35%	0
2010	7.486720	8.375305	11.87%	0
2009	5.048414	7.486720	48.30%	0
2008*	10.000000	5.048414	-49.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.650626	9.340799	7.98%	0
2011	9.223459	8.650626	-6.21%	0
2010	7.699265	9.223459	19.80%	0
2009	6.049733	7.699265	27.27%	0
2008*	10.000000	6.049733	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.959725	8.962878	12.60%	0
2011	8.769046	7.959725	-9.23%	0
2010	7.867952	8.769046	11.45%	0
2009	6.281508	7.867952	25.26%	0
2008*	10.000000	6.281508	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.307529	10.021027	7.67%	0
2011	9.730598	9.307529	-4.35%	0
2010	9.090590	9.730598	7.04%	0
2009	7.825444	9.090590	16.17%	0
2008*	10.000000	7.825444	-21.75%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.732517	9.620518	10.17%	0
2011	9.328311	8.732517	-6.39%	0
2010	8.560960	9.328311	8.96%	0
2009	7.111771	8.560960	20.38%	0
2008*	10.000000	7.111771	-28.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.997996	10.419126	4.21%	0
2011	10.168289	9.997996	-1.67%	0
2010	9.820260	10.168289	3.54%	0
2009	8.962214	9.820260	9.57%	0
2008*	10.000000	8.962214	-10.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.024550	9.830904	8.94%	0
2011	9.530159	9.024550	-5.31%	0
2010	8.826200	9.530159	7.98%	0
2009	7.465379	8.826200	18.23%	0
2008*	10.000000	7.465379	-25.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.414537	9.347149	11.08%	0
2011	9.104057	8.414537	-7.57%	0
2010	8.287132	9.104057	9.86%	0
2009	6.752984	8.287132	22.72%	0
2008*	10.000000	6.752984	-32.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.563919	10.202757	6.68%	0
2011	9.890854	9.563919	-3.31%	0
2010	9.356628	9.890854	5.71%	0
2009	8.200964	9.356628	14.09%	0
2008*	10.000000	8.200964	-17.99%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.912604	11.370583	4.20%	0
2011	10.594016	10.912604	3.01%	0
2010	10.233591	10.594016	3.52%	0
2009	9.720365	10.233591	5.28%	0
2008*	10.000000	9.720365	-2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.833186	12.287936	3.84%	0
2011	11.508407	11.833186	2.82%	0
2010	10.979485	11.508407	4.82%	0
2009	9.726123	10.979485	12.89%	0
2008*	10.000000	9.726123	-2.74%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.844596	27.043150	13.41%	0
2011	31.773961	23.844596	-24.96%	0
2010	28.273349	31.773961	12.38%	0
2009	17.881406	28.273349	58.12%	0
2008	43.845668	17.881406	-59.22%	0
2007	31.152959	43.845668	40.74%	0
2006	23.570360	31.152959	32.17%	0
2005	18.369962	23.570360	28.31%	0
2004	15.732447	18.369962	16.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.172456	17.196921	13.34%	0
2011	20.216565	15.172456	-24.95%	0
2010	17.992985	20.216565	12.36%	0
2009	11.379628	17.992985	58.12%	0
2008	27.859163	11.379628	-59.15%	0
2007	19.759136	27.859163	40.99%	0
2006	14.923387	19.759136	32.40%	0
2005	11.616994	14.923387	28.46%	0
2004*	10.000000	11.616994	16.17%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.287080	11.276444	-0.09%	0
2011	10.853663	11.287080	3.99%	0
2010	10.684176	10.853663	1.59%	0
2009	10.731731	10.684176	-0.44%	0
2008	10.275983	10.731731	4.44%	0
2007	9.892799	10.275983	3.87%	0
2006	9.873261	9.892799	0.20%	0
2005	9.861171	9.873261	0.12%	0
2004	9.850060	9.861171	0.11%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.472936	7.230571	11.70%	0
2011	7.418081	6.472936	-12.74%	0
2010	6.770801	7.418081	9.56%	0
2009	5.394967	6.770801	25.50%	0
2008*	10.000000	5.394967	-46.05%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.892224	7.898414	14.60%	0
2011	8.156923	6.892224	-15.50%	0
2010	7.833749	8.156923	4.13%	0
2009	6.282791	7.833749	24.69%	0
2008	11.388059	6.282791	-44.83%	0
2007	10.739954	11.388059	6.03%	0
2006*	10.000000	10.739954	7.40%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.205631	14.837917	12.36%	0
2011	14.177701	13.205631	-6.86%	0
2010	12.757103	14.177701	11.14%	0
2009	10.344252	12.757103	23.33%	0
2008	16.895100	10.344252	-38.77%	0
2007	16.449446	16.895100	2.71%	0
2006	14.516696	16.449446	13.31%	0
2005	13.871742	14.516696	4.65%	0
2004	12.547976	13.871742	10.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.874114	12.591560	6.04%	0
2011	12.139422	11.874114	-2.19%	0
2010	11.402064	12.139422	6.47%	0
2009*	10.000000	11.402064	14.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.471826	13.571678	8.82%	0
2011	12.984872	12.471826	-3.95%	0
2010	11.954848	12.984872	8.62%	0
2009*	10.000000	11.954848	19.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.965866	11.180794	1.96%	0
2011	10.987929	10.965866	-0.20%	0
2010	10.702833	10.987929	2.66%	0
2009	10.120120	10.702833	5.76%	0
2008	11.107544	10.120120	-8.89%	0
2007	10.873756	11.107544	2.15%	0
2006	10.563712	10.873756	2.93%	0
2005	10.546352	10.563712	0.16%	0
2004	10.394519	10.546352	1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.322168	13.237023	7.42%	0
2011	12.714116	12.322168	-3.08%	0
2010	11.823476	12.714116	7.53%	0
2009	10.236591	11.823476	15.50%	2,339
2008	13.747919	10.236591	-25.54%	6,443
2007	13.423110	13.747919	2.42%	6,723
2006	12.432684	13.423110	7.97%	6,979
2005	12.172148	12.432684	2.14%	6,979
2004	11.461976	12.172148	6.20%	3,791

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.973246	14.307265	10.28%	0
2011	13.671308	12.973246	-5.11%	0
2010	12.497156	13.671308	9.40%	0
2009	10.362610	12.497156	20.60%	0
2008	15.579862	10.362610	-33.49%	0
2007	15.141442	15.579862	2.90%	0
2006	13.633921	15.141442	11.06%	0
2005	13.132773	13.633921	3.82%	0
2004	12.084441	13.132773	8.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.791003	12.349536	4.74%	0
2011	11.915311	11.791003	-1.04%	0
2010	11.325459	11.915311	5.21%	0
2009	10.196911	11.325459	11.07%	0
2008	12.380422	10.196911	-17.64%	0
2007	12.065080	12.380422	2.61%	0
2006	11.476876	12.065080	5.13%	0
2005	11.328687	11.476876	1.31%	0
2004	10.904394	11.328687	3.89%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.702643	14.582959	14.80%	0
2011	13.436685	12.702643	-5.46%	0
2010	12.771391	13.436685	5.21%	0
2009*	10.000000	12.771391	27.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.536017	18.831589	13.88%	0
2011	17.500539	16.536017	-5.51%	0
2010	14.302890	17.500539	22.36%	0
2009	10.787765	14.302890	32.58%	0
2008	17.514227	10.787765	-38.41%	0
2007	16.798370	17.514227	4.26%	0
2006	15.766228	16.798370	6.55%	0
2005	14.505585	15.766228	8.69%	0
2004	12.927991	14.505585	12.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.831285	8.561207	-3.06%	0
2011	9.108327	8.831285	-3.04%	0
2010	9.394855	9.108327	-3.05%	0
2009	9.686346	9.394855	-3.01%	0
2008	9.790017	9.686346	-1.06%	0
2007	9.637806	9.790017	1.58%	0
2006	9.509364	9.637806	1.35%	0
2005	9.552817	9.509364	-0.45%	0
2004	9.774039	9.552817	-2.26%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.655088	12.682874	8.82%	0
2011	11.388913	11.655088	2.34%	0
2010	10.622425	11.388913	7.22%	0
2009	8.808825	10.622425	20.59%	0
2008	10.985576	8.808825	-19.81%	0
2007	10.832059	10.985576	1.42%	0
2006	10.656287	10.832059	1.65%	0
2005	10.756090	10.656287	-0.93%	0
2004	10.413997	10.756090	3.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.653180	8.570752	11.99%	0
2011	8.734120	7.653180	-12.38%	0
2010	7.915816	8.734120	10.34%	0
2009	5.998793	7.915816	31.96%	0
2008*	10.000000	5.998793	-40.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.996315	12.477550	13.47%	0
2011	13.569168	10.996315	-18.96%	0
2010	13.216614	13.569168	2.67%	0
2009	10.526349	13.216614	25.56%	0
2008	20.288096	10.526349	-48.12%	0
2007	20.378104	20.288096	-0.44%	0
2006	17.170621	20.378104	18.68%	0
2005	15.842009	17.170621	8.39%	0
2004	13.616852	15.842009	16.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.881676	8.935606	13.37%	0
2011	9.724163	7.881676	-18.95%	0
2010	9.475468	9.724163	2.62%	0
2009	7.547711	9.475468	25.54%	0
2008	14.539785	7.547711	-48.09%	0
2007	14.605732	14.539785	-0.45%	0
2006	12.306414	14.605732	18.68%	0
2005	11.352698	12.306414	8.40%	0
2004*	10.000000	11.352698	13.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.198475	9.230692	12.59%	0
2011	8.738329	8.198475	-6.18%	0
2010	7.813029	8.738329	11.84%	0
2009	6.230135	7.813029	25.41%	0
2008*	10.000000	6.230135	-37.70%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.644729	8.714752	14.00%	0
2011	8.396357	7.644729	-8.95%	0
2010	7.681252	8.396357	9.31%	0
2009	6.218357	7.681252	23.53%	0
2008*	10.000000	6.218357	-37.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.569775	9.524438	11.14%	0
2011	9.250616	8.569775	-7.36%	0
2010	7.544426	9.250616	22.62%	0
2009	6.141516	7.544426	22.84%	0
2008*	10.000000	6.141516	-38.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.197046	10.373270	12.79%	0
2011	9.711268	9.197046	-5.30%	0
2010	8.372743	9.711268	15.99%	0
2009	6.619275	8.372743	26.49%	0
2008*	10.000000	6.619275	-33.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.177196	12.254205	9.64%	0
2011	11.628297	11.177196	-3.88%	0
2010	9.586974	11.628297	21.29%	0
2009	7.774875	9.586974	23.31%	0
2008	15.001153	7.774875	-48.17%	0
2007	14.132992	15.001153	6.14%	0
2006	14.153989	14.132992	-0.15%	0
2005	13.549656	14.153989	4.46%	0
2004	12.349577	13.549656	9.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.198541	17.725756	16.63%	0
2011	16.579986	15.198541	-8.33%	0
2010	13.521351	16.579986	22.62%	0
2009	11.081194	13.521351	22.02%	0
2008	16.884236	11.081194	-34.37%	0
2007	18.775958	16.884236	-10.08%	0
2006	16.537581	18.775958	13.54%	0
2005	16.594702	16.537581	-0.34%	0
2004	14.630015	16.594702	13.43%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.293701	17.083758	11.70%	0
2011	16.745736	15.293701	-8.67%	0
2010	13.819862	16.745736	21.17%	0
2009	10.603798	13.819862	30.33%	0
2008	17.743703	10.603798	-40.24%	0
2007	17.964765	17.743703	-1.23%	0
2006	16.579922	17.964765	8.35%	0
2005	15.266837	16.579922	8.60%	0
2004	13.256768	15.266837	15.16%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.111402	12.263337	10.37%	0
2011	11.417078	11.111402	-2.68%	0
2010	10.400653	11.417078	9.77%	0
2009	8.544266	10.400653	21.73%	0
2008	15.094942	8.544266	-43.40%	0
2007	14.433162	15.094942	4.59%	0
2006	13.126787	14.433162	9.95%	0
2005	12.648095	13.126787	3.78%	0
2004	11.910405	12.648095	6.19%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.042564	10.132104	12.05%	0
2011	8.787000	9.042564	2.91%	0
2010	6.981178	8.787000	25.87%	0
2009	5.517417	6.981178	26.53%	0
2008*	10.000000	5.517417	-44.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.864136	9.899460	0.36%	0
2011	10.043242	9.864136	-1.78%	0
2010	10.114435	10.043242	-0.70%	0
2009	9.740099	10.114435	3.84%	0
2008*	10.000000	9.740099	-2.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.177163	12.955429	15.91%	0
2011	13.164268	11.177163	-15.09%	0
2010	12.767852	13.164268	3.10%	0
2009*	10.000000	12.767852	27.68%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.386507	10.781207	14.86%	0
2011	11.043269	9.386507	-15.00%	0
2010	9.335117	11.043269	18.30%	0
2009	7.158380	9.335117	30.41%	0
2008	13.785992	7.158380	-48.07%	0
2007	13.779382	13.785992	0.05%	0
2006	11.511655	13.779382	19.70%	0
2005*	10.000000	11.511655	15.12%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.928979	9.054568	1.41%	0
2011	9.182582	8.928979	-2.76%	0
2010	8.995991	9.182582	2.07%	0
2009	8.187736	8.995991	9.87%	0
2008	9.755445	8.187736	-16.07%	0
2007	9.605668	9.755445	1.56%	0
2006	9.507505	9.605668	1.03%	0
2005	9.666257	9.507505	-1.64%	0
2004	9.893271	9.666257	-2.29%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.322644	10.889835	5.49%	0
2011	10.760864	10.322644	-4.07%	0
2010	9.279243	10.760864	15.97%	0
2009	7.797077	9.279243	19.01%	0
2008	13.288243	7.797077	-41.32%	0
2007	13.638474	13.288243	-2.57%	0
2006	13.364553	13.638474	2.05%	0
2005	13.395567	13.364553	-0.23%	0
2004	12.350047	13.395567	8.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.280078	14.287610	7.59%	0
2011	14.132386	13.280078	-6.03%	0
2010	11.864818	14.132386	19.11%	0
2009	9.311760	11.864818	27.42%	0
2008	15.861781	9.311760	-41.29%	0
2007	15.205838	15.861781	4.31%	0
2006	13.792806	15.205838	10.24%	0
2005	13.312530	13.792806	3.61%	0
2004	12.121546	13.312530	9.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.475920	13.456504	17.26%	0
2011	12.934943	11.475920	-11.28%	0
2010	11.534286	12.934943	12.14%	0
2009	8.535756	11.534286	35.13%	0
2008	14.760126	8.535756	-42.17%	0
2007	14.357210	14.760126	2.81%	0
2006	12.612994	14.357210	13.83%	0
2005	11.406251	12.612994	10.58%	0
2004*	10.000000	11.406251	14.06%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.219825	19.018403	17.25%	0
2011	18.288850	16.219825	-11.31%	0
2010	16.303500	18.288850	12.18%	0
2009	12.067395	16.303500	35.10%	0
2008	20.861501	12.067395	-42.15%	0
2007	20.287724	20.861501	2.83%	0
2006	17.828423	20.287724	13.79%	0
2005	16.120891	17.828423	10.59%	0
2004	13.987258	16.120891	15.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.119092	1.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.682310	13.206306	13.05%	0
2011	12.087092	11.682310	-3.35%	0
2010	10.763594	12.087092	12.30%	0
2009	8.674053	10.763594	24.09%	0
2008	14.578687	8.674053	-40.50%	0
2007	14.440366	14.578687	0.96%	0
2006	12.977969	14.440366	11.27%	0
2005	12.658320	12.977969	2.53%	0
2004	11.962434	12.658320	5.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.950794	18.195616	14.07%	0
2011	16.853247	15.950794	-5.35%	0
2010	14.126001	16.853247	19.31%	0
2009	10.644550	14.126001	32.71%	0
2008	17.711200	10.644550	-39.90%	0
2007	18.529530	17.711200	-4.42%	0
2006	16.667678	18.529530	11.17%	0
2005	15.668160	16.667678	6.38%	0
2004	13.560064	15.668160	15.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.498583	4.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.973041	12.214210	2.01%	0
2011	11.390053	11.973041	5.12%	0
2010	10.741639	11.390053	6.04%	0
2009*	10.000000	10.741639	7.42%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.806338	11.078266	2.52%	0
2011	11.034145	10.806338	-2.06%	0
2010	10.820165	11.034145	1.98%	0
2009*	10.000000	10.820165	8.20%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.886072	10.494265	6.15%	0
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.499776	12.126778	15.50%	0
2011	11.356594	10.499776	-7.54%	0
2010	10.241135	11.356594	10.89%	0
2009	8.137404	10.241135	25.85%	0
2008	13.692654	8.137404	-40.57%	0
2007	15.033833	13.692654	-8.92%	0
2006	13.376958	15.033833	12.39%	0
2005	13.111050	13.376958	2.03%	0
2004	12.171013	13.111050	7.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.272397	13.322836	18.19%	0
2011	13.997038	11.272397	-19.47%	0
2010	13.121396	13.997038	6.67%	0
2009	10.859289	13.121396	20.83%	0
2008	19.985747	10.859289	-45.66%	0
2007	19.026074	19.985747	5.04%	0
2006	15.363941	19.026074	23.84%	0
2005	14.123153	15.363941	8.79%	0
2004	12.536867	14.123153	12.65%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.463926	12.694740	10.74%	0
2011	14.393142	11.463926	-20.35%	0
2010	12.289523	14.393142	17.12%	0
2009	7.734104	12.289523	58.90%	0
2008	12.669821	7.734104	-38.96%	0
2007	12.386836	12.669821	2.28%	0
2006	12.116873	12.386836	2.23%	0
2005	11.823804	12.116873	2.48%	0
2004	11.611367	11.823804	1.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.152372	14.163131	27.00%	0
2011	10.420234	11.152372	7.03%	0
2010*	10.000000	10.420234	4.20%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.156376	10.751000	5.85%	0
2011	9.937985	10.156376	2.20%	0
2010	9.592657	9.937985	3.60%	0
2009	9.045830	9.592657	6.05%	0
2008	10.419936	9.045830	-13.19%	0
2007	10.216391	10.419936	1.99%	0
2006	10.174578	10.216391	0.41%	0
2005	10.096572	10.174578	0.77%	0
2004	10.006635	10.096572	0.90%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.257478	20.863362	14.27%	0
2011	17.617459	18.257478	3.63%	0
2010	16.558415	17.617459	6.40%	0
2009	13.126321	16.558415	26.15%	0
2008	15.925008	13.126321	-17.57%	0
2007	15.441312	15.925008	3.13%	0
2006	14.372918	15.441312	7.43%	0
2005	13.219470	14.372918	8.73%	0
2004	12.386826	13.219470	6.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.620077	-3.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.525583	-4.74%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.775498	12.146661	12.72%	0
2011	11.928252	10.775498	-9.66%	0
2010	10.951363	11.928252	8.92%	0
2009	8.890110	10.951363	23.19%	0
2008	14.759291	8.890110	-39.77%	0
2007	13.847954	14.759291	6.58%	0
2006	12.563503	13.847954	10.22%	0
2005	11.915371	12.563503	5.44%	0
2004	11.206897	11.915371	6.32%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.258243	11.240922	9.58%	0
2011	9.935830	10.258243	3.24%	0
2010	9.045968	9.935830	9.84%	0
2009	8.081571	9.045968	11.93%	0
2008	11.760067	8.081571	-31.28%	0
2007	11.275580	11.760067	4.30%	0
2006	10.370360	11.275580	8.73%	0
2005	10.187561	10.370360	1.79%	0
2004*	10.000000	10.187561	1.88%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.457691	13.372394	16.71%	0
2011	12.510748	11.457691	-8.42%	0
2010*	10.000000	12.510748	25.11%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.748118	14.376800	4.57%	0
2011	14.863063	13.748118	-7.50%	0
2010	12.092643	14.863063	22.91%	0
2009	8.171364	12.092643	47.99%	0
2008	14.389850	8.171364	-43.21%	0
2007	13.043625	14.389850	10.32%	0
2006	10.959256	13.043625	19.02%	0
2005	10.638833	10.959256	3.01%	0
2004*	10.000000	10.638833	6.39%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.054130	12.398039	2.85%	0
2011	11.478159	12.054130	5.02%	0
2010	11.060645	11.478159	3.77%	0
2009	10.186771	11.060645	8.58%	0
2008	10.261910	10.186771	-0.73%	0
2007	9.969305	10.261910	2.94%	0
2006	9.904082	9.969305	0.66%	0
2005	10.024583	9.904082	-1.20%	0
2004*	10.000000	10.024583	0.25%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
2010	10.253944	11.208033	9.30%	0
2009	8.792812	10.253944	16.62%	0
2008	15.301802	8.792812	-42.54%	0
2007	15.061957	15.301802	1.59%	0
2006	13.285870	15.061957	13.37%	0
2005	13.107223	13.285870	1.36%	0
2004	12.161680	13.107223	7.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
2010	15.051079	18.463065	22.67%	0
2009	10.888056	15.051079	38.23%	0
2008	17.489150	10.888056	-37.74%	0
2007	17.780205	17.489150	-1.64%	0
2006	16.065746	17.780205	10.67%	0
2005	15.547106	16.065746	3.34%	0
2004	13.474207	15.547106	15.38%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.030410	0.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
2010	10.983615	11.188033	1.86%	0
2009	10.284462	10.983615	6.80%	0
2008	10.784814	10.284462	-4.64%	0
2007	10.166527	10.784814	6.08%	0
2006	10.326944	10.166527	-1.55%	0
2005	10.492436	10.326944	-1.58%	0
2004	10.233466	10.492436	2.53%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
2010	10.634491	11.733445	10.33%	0
2009	9.318527	10.634491	14.12%	0
2008	14.734347	9.318527	-36.76%	0
2007	15.274633	14.734347	-3.54%	0
2006	13.493120	15.274633	13.20%	0
2005	13.321705	13.493120	1.29%	0
2004	12.212151	13.321705	9.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
2010	11.221044	12.936880	15.29%	0
2009	8.921263	11.221044	25.78%	0
2008	12.196336	8.921263	-26.85%	0
2007	12.901691	12.196336	-5.47%	0
2006	11.073466	12.901691	16.51%	0
2005*	10.000000	11.073466	10.73%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
2010	11.924613	12.683088	6.36%	0
2009*	10.000000	11.924613	19.25%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
2010	14.066118	17.150860	21.93%	0
2009	11.610534	14.066118	21.15%	0
2008	17.344711	11.610534	-33.06%	0
2007	18.020861	17.344711	-3.75%	0
2006	16.253488	18.020861	10.87%	0
2005	15.640441	16.253488	3.92%	0
2004	13.242468	15.640441	18.11%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
2010	10.924784	12.125325	10.99%	0
2009	8.944671	10.924784	22.14%	0
2008	14.728065	8.944671	-39.27%	0
2007	14.479129	14.728065	1.72%	0
2006	12.968901	14.479129	11.64%	0
2005	12.814400	12.968901	1.21%	0
2004	11.983651	12.814400	6.93%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
2010	11.132297	12.410446	11.48%	0
2009	9.399082	11.132297	18.44%	0
2008	13.802657	9.399082	-31.90%	0
2007	13.333094	13.802657	3.52%	0
2006	11.839445	13.333094	12.62%	0
2005	11.733920	11.839445	0.90%	0
2004	11.355502	11.733920	1.55%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
2010	8.795706	11.149943	26.77%	0
2009	7.217638	8.795706	21.86%	0
2008	11.970611	7.217638	-39.71%	0
2007	13.926865	11.970611	-14.05%	0
2006	13.882491	13.926865	0.32%	0
2005	13.571167	13.882491	2.29%	0
2004	12.612208	13.571167	7.60%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
2010	10.762012	11.785179	9.51%	0
2009	9.805582	10.762012	9.75%	0
2008	14.388496	9.805582	-31.85%	0
2007	13.545346	14.388496	6.22%	0
2006	12.072164	13.545346	12.20%	0
2005	12.249599	12.072164	-1.45%	0
2004	11.802304	12.249599	3.79%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0
2010	10.432720	10.946648	4.93%	0
2009	8.960295	10.432720	16.43%	0
2008	10.002438	8.960295	-10.42%	0
2007	9.819422	10.002438	1.86%	0
2006	9.750478	9.819422	0.71%	0
2005	9.963215	9.750478	-2.14%	0
2004	9.951590	9.963215	0.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
2010	10.271943	11.202483	9.06%	0
2009	8.551895	10.271943	20.11%	0
2008	11.794229	8.551895	-27.49%	0
2007	11.227925	11.794229	5.04%	0
2006	10.573159	11.227925	6.19%	0
2005*	10.000000	10.573159	5.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
2010	10.174021	11.271537	10.79%	0
2009	8.167735	10.174021	24.56%	0
2008	12.543972	8.167735	-34.89%	0
2007	11.773904	12.543972	6.54%	0
2006	10.876394	11.773904	8.25%	0
2005*	10.000000	10.876394	8.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
2010	9.938798	11.161361	12.30%	0
2009	7.818906	9.938798	27.11%	0
2008	13.051638	7.818906	-40.09%	0
2007	12.127667	13.051638	7.62%	0
2006	11.082197	12.127667	9.43%	0
2005*	10.000000	11.082197	10.82%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
2010	13.332991	15.395119	15.47%	0
2009	9.323947	13.332991	43.00%	0
2008	21.105881	9.323947	-55.82%	0
2007	14.957678	21.105881	41.10%	0
2006	13.235693	14.957678	13.01%	0
2005*	10.000000	13.235693	32.36%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
2010	10.910636	12.149852	11.36%	0
2009	8.669099	10.910636	25.86%	0
2008	15.645403	8.669099	-44.59%	0
2007	15.945844	15.645403	-1.88%	0
2006	13.720116	15.945844	16.22%	0
2005	13.410680	13.720116	2.31%	0
2004	12.441944	13.410680	7.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
2010	10.092914	12.114143	20.03%	0
2009	8.139562	10.092914	24.00%	0
2008	15.943213	8.139562	-48.95%	0
2007	12.992170	15.943213	22.71%	0
2006	12.579914	12.992170	3.28%	0
2005	12.304098	12.579914	2.24%	0
2004	12.313275	12.304098	-0.07%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
2010	10.609884	11.057037	4.21%	0
2009	9.482361	10.609884	11.89%	0
2008	10.136610	9.482361	-6.45%	0
2007	10.052096	10.136610	0.84%	0
2006	9.960755	10.052096	0.92%	0
2005	10.087403	9.960755	-1.26%	0
2004	9.991469	10.087403	0.96%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
2010	18.355509	22.869179	24.59%	2
2009	13.554387	18.355509	35.42%	2
2008	23.163116	13.554387	-41.48%	2
2007	20.728729	23.163116	11.74%	2
2006	19.029782	20.728729	8.93%	14
2005	16.638846	19.029782	14.37%	416
2004	13.774530	16.638846	20.79%	510
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
2010	15.571433	17.025062	9.34%	0
2009	12.731492	15.571433	22.31%	0
2008	23.447130	12.731492	-45.70%	0
2007	20.675483	23.447130	13.41%	0
2006	18.115422	20.675483	14.13%	0
2005	15.737183	18.115422	15.11%	0
2004	14.332315	15.737183	9.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.443565	11.021447	16.71%	0
2011	11.796854	9.443565	-19.95%	0
2010	10.789957	11.796854	9.33%	0
2009	8.823493	10.789957	22.29%	0
2008	16.245750	8.823493	-45.69%	0
2007	14.324501	16.245750	13.41%	0
2006	12.546512	14.324501	14.17%	0
2005	10.903135	12.546512	15.07%	0
2004*	10.000000	10.903135	9.03%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
2010	13.212601	16.175617	22.43%	2
2009	8.676502	13.212601	52.28%	2
2008	18.382872	8.676502	-52.80%	2
2007	17.995089	18.382872	2.15%	3
2006	16.006713	17.995089	12.42%	18
2005	16.125908	16.006713	-0.74%	524
2004	14.618587	16.125908	10.31%	642

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0
2010	9.889262	10.797327	9.18%	0
2009	7.526389	9.889262	31.39%	0
2008	11.042159	7.526389	-31.84%	0
2007	10.984659	11.042159	0.52%	0
2006*	10.000000	10.984659	9.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
2010	11.145921	13.030417	16.91%	0
2009	9.802418	11.145921	13.71%	0
2008	13.877318	9.802418	-29.36%	0
2007	14.719429	13.877318	-5.72%	0
2006	12.968351	14.719429	13.50%	0
2005	12.938669	12.968351	0.23%	0
2004	12.029439	12.938669	7.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
2010	14.375565	17.861877	24.25%	0
2009	11.486602	14.375565	25.15%	0
2008	17.698412	11.486602	-35.10%	0
2007	18.713312	17.698412	-5.42%	0
2006	16.507141	18.713312	13.36%	0
2005	15.660591	16.507141	5.41%	0
2004	13.060042	15.660591	19.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
2010	8.226101	8.788635	6.84%	0
2009	6.517536	8.226101	26.21%	0
2008*	10.000000	6.517536	-34.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.832748	15.166314	9.64%	0
2011	16.965288	13.832748	-18.46%	0
2010	14.898134	16.965288	13.88%	0
2009	8.905778	14.898134	67.29%	0
2008	19.420815	8.905778	-54.14%	0
2007	15.575535	19.420815	24.69%	0
2006	12.540124	15.575535	24.21%	0
2005*	10.000000	12.540124	25.40%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
2010	16.067484	16.878726	5.05%	0
2009	12.099493	16.067484	32.79%	0
2008	20.944254	12.099493	-42.23%	0
2007	18.723686	20.944254	11.86%	0
2006	15.909084	18.723686	17.69%	0
2005	14.901196	15.909084	6.76%	0
2004	12.973831	14.901196	14.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.169267	12.803109	14.63%	0
2011	12.904183	11.169267	-13.44%	0
2010	12.283960	12.904183	5.05%	0
2009	9.239891	12.283960	32.94%	0
2008	15.998081	9.239891	-42.24%	0
2007	14.303304	15.998081	11.85%	0
2006	12.151583	14.303304	17.71%	0
2005	11.385510	12.151583	6.73%	0
2004*	10.000000	11.385510	13.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.351633	16.000060	11.49%	0
2011	14.933619	14.351633	-3.90%	0
2010	13.473631	14.933619	10.84%	0
2009	11.715395	13.473631	15.01%	0
2008	11.383625	11.715395	2.91%	0
2007	10.582240	11.383625	7.57%	0
2006	9.676941	10.582240	9.36%	0
2005*	10.000000	9.676941	-3.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.098302	0.98%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.813113	9.737820	10.49%	0
2011	10.282589	8.813113	-14.29%	0
2010*	10.000000	10.282589	2.83%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
2010*	10.000000	11.254934	12.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.837253	-1.63%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.619647	-3.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
2010	11.716690	12.338736	5.31%	0
2009*	10.000000	11.716690	17.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.683377	6.83%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
2010	13.382126	14.020410	4.77%	0
2009	10.996797	13.382126	21.69%	0
2008	13.520189	10.996797	-18.66%	0
2007	12.653335	13.520189	6.85%	0
2006	11.825372	12.653335	7.00%	0
2005	11.334260	11.825372	4.33%	0
2004	10.801061	11.334260	4.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
2010	15.359012	15.847510	3.18%	0
2009	10.855174	15.359012	41.49%	0
2008	20.117417	10.855174	-46.04%	0
2007	15.196861	20.117417	32.38%	0
2006	14.371580	15.196861	5.74%	0
2005	13.175480	14.371580	9.08%	0
2004	11.525834	13.175480	14.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.836825	-1.63%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
2010	27.909645	33.811698	21.15%	0
2009	16.084135	27.909645	73.52%	0
2008	34.750086	16.084135	-53.71%	0
2007	28.017285	34.750086	24.03%	0
2006	19.716764	28.017285	42.10%	0
2005	15.420009	19.716764	27.86%	0
2004	13.407697	15.420009	15.01%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.771014	13.308078	13.06%	0
2011	12.101997	11.771014	-2.73%	0
2010	11.135683	12.101997	8.68%	0
2009	8.261847	11.135683	34.78%	0
2008	13.530208	8.261847	-38.94%	0
2007	12.578640	13.530208	7.56%	0
2006	12.096390	12.578640	3.99%	0
2005	11.976042	12.096390	1.00%	0
2004	11.340219	11.976042	5.61%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
2010	13.065737	14.081083	7.77%	0
2009	11.011503	13.065737	18.66%	0
2008	16.896991	11.011503	-34.83%	0
2007	16.209574	16.896991	4.24%	0
2006	13.880274	16.209574	16.78%	0
2005	13.452981	13.880274	3.18%	0
2004	12.090719	13.452981	11.27%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
2010*	10.000000	10.619427	6.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.969720	9.888727	10.25%	0
2011*	10.000000	8.969720	-10.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0
2010	12.290622	13.476225	9.65%	0
2009*	10.000000	12.290622	22.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0
2010	8.651441	9.390893	8.55%	0
2009	7.234326	8.651441	19.59%	0
2008	10.631792	7.234326	-31.96%	0
2007	10.338853	10.631792	2.83%	0
2006*	10.000000	10.338853	3.39%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
2010	9.773451	10.037844	2.71%	0
2009	8.993354	9.773451	8.67%	0
2008	10.297722	8.993354	-12.67%	0
2007	10.321165	10.297722	-0.23%	0
2006*	10.000000	10.321165	3.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
2010	9.598315	10.352092	7.85%	0
2009	6.995106	9.598315	37.21%	0
2008	11.764963	6.995106	-40.54%	0
2007	10.618081	11.764963	10.80%	0
2006*	10.000000	10.618081	6.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
2010	7.998790	9.161226	14.53%	0
2009	5.947930	7.998790	34.48%	0
2008	11.003922	5.947930	-45.95%	0
2007	10.150195	11.003922	8.41%	0
2006*	10.000000	10.150195	1.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0
2010	7.361340	7.916207	7.54%	0
2009	5.812841	7.361340	26.64%	0
2008	9.686205	5.812841	-39.99%	0
2007*	10.000000	9.686205	-3.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
2010	12.184103	13.359632	9.65%	0
2009	8.612068	12.184103	41.48%	0
2008	12.342412	8.612068	-30.22%	0
2007	12.352212	12.342412	-0.08%	0
2006	11.524223	12.352212	7.18%	0
2005	11.615364	11.524223	-0.78%	0
2004	10.887570	11.615364	6.68%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.031210	13.371976	11.14%	0
2011	11.959804	12.031210	0.60%	0
2010	10.906882	11.959804	9.65%	0
2009	7.704980	10.906882	41.56%	0
2008	11.059094	7.704980	-30.33%	0
2007	11.064275	11.059094	-0.05%	0
2006	10.323053	11.064275	7.18%	0
2005*	10.000000	10.323053	3.23%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
2010	11.317542	12.660907	11.87%	0
2009	9.105570	11.317542	24.29%	0
2008	14.968912	9.105570	-39.17%	0
2007	15.864045	14.968912	-5.64%	0
2006	14.165893	15.864045	11.99%	0
2005	14.062094	14.165893	0.74%	0
2004	12.394194	14.062094	13.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
2010	7.480276	8.363784	11.81%	0
2009	5.046677	7.480276	48.22%	0
2008*	10.000000	5.046677	-49.53%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
2010	7.692638	9.210778	19.73%	0
2009	6.047648	7.692638	27.20%	0
2008*	10.000000	6.047648	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
2010	7.861180	8.756975	11.40%	0
2009	6.279343	7.861180	25.19%	0
2008*	10.000000	6.279343	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.289966	9.996949	7.61%	0
2011	9.717226	9.289966	-4.40%	0
2010	9.082783	9.717226	6.99%	0
2009	7.822749	9.082783	16.11%	0
2008*	10.000000	7.822749	-21.77%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
2010	8.553603	9.315490	8.91%	0
2009	7.109326	8.553603	20.32%	0
2008*	10.000000	7.109326	-28.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
2010	9.811808	10.154305	3.49%	0
2009	8.959123	9.811808	9.52%	0
2008*	10.000000	8.959123	-10.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
2010	8.818601	9.517062	7.92%	0
2009	7.462804	8.818601	18.17%	0
2008*	10.000000	7.462804	-25.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
2010	8.280007	9.091525	9.80%	0
2009	6.750662	8.280007	22.65%	0
2008*	10.000000	6.750662	-32.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
2010	9.348588	9.877270	5.66%	0
2009	8.198147	9.348588	14.03%	0
2008*	10.000000	8.198147	-18.02%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
2010	10.224799	10.579445	3.47%	0
2009	9.717023	10.224799	5.23%	0
2008*	10.000000	9.717023	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
2010	10.970067	11.492609	4.76%	0
2009	9.722786	10.970067	12.83%	0
2008*	10.000000	9.722786	-2.77%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
2010	28.176274	31.648576	12.32%	0
2009	17.829196	28.176274	58.03%	0
2008	43.740296	17.829196	-59.24%	0
2007	31.094195	43.740296	40.67%	0
2006	23.538009	31.094195	32.10%	0
2005	18.354177	23.538009	28.24%	0
2004	15.727041	18.354177	16.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.112616	17.120238	13.28%	0
2011	20.147216	15.112616	-24.99%	0
2010	17.940511	20.147216	12.30%	0
2009	11.352281	17.940511	58.03%	0
2008	27.806635	11.352281	-59.17%	0
2007	19.732101	27.806635	40.92%	0
2006	14.910641	19.732101	32.34%	0
2005	11.613032	14.910641	28.40%	0
2004*	10.000000	11.613032	16.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
2010	10.647498	10.810828	1.53%	0
2009	10.700397	10.647498	-0.49%	0
2008	10.251268	10.700397	4.38%	0
2007	9.874128	10.251268	3.82%	0
2006	9.859690	9.874128	0.15%	0
2005	9.852684	9.859690	0.07%	0
2004	9.846665	9.852684	0.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
2010	6.764988	7.407899	9.50%	0
2009	5.393107	6.764988	25.44%	0
2008*	10.000000	5.393107	-46.07%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0
2010	7.818940	8.137306	4.07%	0
2009	6.274147	7.818940	24.62%	0
2008	11.378270	6.274147	-44.86%	0
2007	10.736284	11.378270	5.98%	0
2006*	10.000000	10.736284	7.36%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
2010	12.713282	14.121735	11.08%	3,259
2009	10.314039	12.713282	23.26%	3,261
2008	16.854466	10.314039	-38.81%	3,264
2007	16.418390	16.854466	2.66%	3,266
2006	14.496756	16.418390	13.26%	3,663
2005	13.859809	14.496756	4.60%	6,343
2004	12.543658	13.859809	10.49%	6,343
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
2010	11.398134	12.128977	6.41%	0
2009*	10.000000	11.398134	13.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
2010	11.950737	12.973714	8.56%	0
2009*	10.000000	11.950737	19.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
2010	10.666067	10.944522	2.61%	0
2009	10.090576	10.666067	5.70%	0
2008	11.080825	10.090576	-8.94%	0
2007	10.853226	11.080825	2.10%	0
2006	10.549197	10.853226	2.88%	0
2005	10.537287	10.549197	0.11%	0
2004	10.390939	10.537287	1.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
2010	11.782881	12.663937	7.48%	18,209
2009	10.206702	11.782881	15.44%	19,895
2008	13.714855	10.206702	-25.58%	21,175
2007	13.397773	13.714855	2.37%	24,976
2006	12.415604	13.397773	7.91%	24,976
2005	12.161677	12.415604	2.09%	24,976
2004	11.458036	12.161677	6.14%	24,976

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
2010	12.454242	13.617346	9.34%	8,469
2009	10.332349	12.454242	20.54%	12,919
2008	15.542404	10.332349	-33.52%	13,666
2007	15.112881	15.542404	2.84%	14,359
2006	13.615209	15.112881	11.00%	15,144
2005	13.121486	13.615209	3.76%	16,209
2004	12.080288	13.121486	8.62%	16,213
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
2010	11.286601	11.868304	5.15%	0
2009	10.167161	11.286601	11.01%	0
2008	12.350672	10.167161	-17.68%	0
2007	12.042332	12.350672	2.56%	0
2006	11.461131	12.042332	5.07%	0
2005	11.318966	11.461131	1.26%	0
2004	10.900641	11.318966	3.84%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
2010	12.767002	13.425143	5.16%	1
2009*	10.000000	12.767002	27.67%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
2010	14.253744	17.431426	22.29%	0
2009	10.756251	14.253744	32.52%	0
2008	17.472103	10.756251	-38.44%	0
2007	16.766665	17.472103	4.21%	0
2006	15.744582	16.766665	6.49%	0
2005	14.493118	15.744582	8.63%	0
2004	12.923532	14.493118	12.15%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
2010	9.361404	9.071213	-3.10%	0
2009	9.656837	9.361404	-3.06%	0
2008	9.765229	9.656837	-1.11%	0
2007	9.618391	9.765229	1.53%	0
2006	9.495091	9.618391	1.30%	0
2005	9.543386	9.495091	-0.51%	0
2004	9.769427	9.543386	-2.31%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
2010	10.585964	11.343968	7.16%	0
2009	8.783114	10.585964	20.53%	0
2008	10.959160	8.783114	-19.86%	0
2007	10.811610	10.959160	1.36%	0
2006	10.641635	10.811610	1.60%	0
2005	10.746841	10.641635	-0.98%	0
2004	10.410412	10.746841	3.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0
2010	7.909010	8.722109	10.28%	0
2009	5.996721	7.909010	31.89%	0
2008*	10.000000	5.996721	-40.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
2010	13.171196	13.515587	2.61%	0
2009	10.495599	13.171196	25.49%	0
2008	20.239318	10.495599	-48.14%	0
2007	20.339644	20.239318	-0.49%	0
2006	17.147031	20.339644	18.62%	0
2005	15.828386	17.147031	8.33%	0
2004	13.612162	15.828386	16.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.850581	8.895753	13.31%	0
2011	9.690812	7.850581	-18.99%	0
2010	9.447822	9.690812	2.57%	0
2009	7.529576	9.447822	25.48%	0
2008	14.512360	7.529576	-48.12%	0
2007	14.585742	14.512360	-0.50%	0
2006	12.295894	14.585742	18.62%	0
2005	11.348831	12.295894	8.35%	0
2004*	10.000000	11.348831	13.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
2010	7.806312	8.726316	11.79%	0
2009	6.227982	7.806312	25.34%	0
2008*	10.000000	6.227982	-37.72%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
2010	7.674657	8.384833	9.25%	0
2009	6.216221	7.674657	23.46%	0
2008*	10.000000	6.216221	-37.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
2010	7.537934	9.237900	22.55%	0
2009	6.139399	7.537934	22.78%	0
2008*	10.000000	6.139399	-38.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
2010	8.365535	9.697905	15.93%	0
2009	6.616993	8.365535	26.43%	0
2008*	10.000000	6.616993	-33.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
2010	9.554020	11.582367	21.23%	0
2009	7.752146	9.554020	23.24%	0
2008	14.965054	7.752146	-48.20%	0
2007	14.106303	14.965054	6.09%	0
2006	14.134552	14.106303	-0.20%	0
2005	13.538009	14.134552	4.41%	0
2004	12.345324	13.538009	9.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
2010	13.474912	16.514540	22.56%	0
2009	11.048833	13.474912	21.96%	0
2008	16.843634	11.048833	-34.40%	0
2007	18.740532	16.843634	-10.12%	0
2006	16.514876	18.740532	13.48%	0
2005	16.580442	16.514876	-0.40%	0
2004	14.624984	16.580442	13.37%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
2010	13.772382	16.679609	21.11%	0
2009	10.572824	13.772382	30.26%	0
2008	17.701030	10.572824	-40.27%	0
2007	17.930864	17.701030	-1.28%	0
2006	16.557154	17.930864	8.30%	0
2005	15.253704	16.557154	8.55%	0
2004	13.252203	15.253704	15.10%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
2010	10.364947	11.372011	9.72%	0
2009	8.519322	10.364947	21.66%	0
2008	15.058676	8.519322	-43.43%	0
2007	14.405951	15.058676	4.53%	0
2006	13.108776	14.405951	9.90%	0
2005	12.637236	13.108776	3.73%	0
2004	11.906305	12.637236	6.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
2010	6.975141	8.774897	25.80%	0
2009	5.515499	6.975141	26.46%	0
2008*	10.000000	5.515499	-44.85%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0
2010	10.105744	10.029444	-0.76%	0
2009	9.736749	10.105744	3.79%	0
2008*	10.000000	9.736749	-2.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
2010	12.763453	13.152966	3.05%	0
2009*	10.000000	12.763453	27.63%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	9.354286	10.738644	14.80%	0
2011	11.011050	9.354286	-15.05%	0
2010	9.312675	11.011050	18.24%	0
2009	7.144849	9.312675	30.34%	0
2008	13.767063	7.144849	-48.10%	0
2007	13.767599	13.767063	0.00%	0
2006	11.507729	13.767599	19.64%	0
2005*	10.000000	11.507729	15.08%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
2010	8.965097	9.146323	2.02%	0
2009	8.163826	8.965097	9.81%	0
2008	9.731969	8.163826	-16.11%	0
2007	9.587526	9.731969	1.51%	0
2006	9.494437	9.587526	0.98%	0
2005	9.657941	9.494437	-1.69%	0
2004	9.889863	9.657941	-2.35%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.276627	10.835699	5.44%	0
2011	10.718412	10.276627	-4.12%	0
2010	9.247398	10.718412	15.91%	0
2009	7.774322	9.247398	18.95%	0
2008	13.256294	7.774322	-41.35%	0
2007	13.612747	13.256294	-2.62%	0
2006	13.346213	13.612747	2.00%	0
2005	13.384063	13.346213	-0.28%	0
2004	12.345804	13.384063	8.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
2010	11.824071	14.076597	19.05%	0
2009	9.284580	11.824071	27.35%	0
2008	15.823661	9.284580	-41.32%	0
2007	15.177163	15.823661	4.26%	0
2006	13.773885	15.177163	10.19%	0
2005	13.301110	13.773885	3.55%	0
2004	12.117377	13.301110	9.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.430643	13.396483	17.20%	0
2011	12.890548	11.430643	-11.33%	0
2010	11.500623	12.890548	12.09%	0
2009	8.515248	11.500623	35.06%	0
2008	14.732284	8.515248	-42.20%	0
2007	14.337576	14.732284	2.75%	0
2006	12.602226	14.337576	13.77%	0
2005	11.402376	12.602226	10.52%	0
2004*	10.000000	11.402376	14.02%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
2010	16.247507	18.216643	12.12%	0
2009	12.032155	16.247507	35.03%	0
2008	20.811338	12.032155	-42.18%	0
2007	20.249435	20.811338	2.77%	0
2006	17.803936	20.249435	13.74%	0
2005	16.107036	17.803936	10.54%	0
2004	13.982444	16.107036	15.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.118147	1.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
2010	10.726633	12.039374	12.24%	0
2009	8.648730	10.726633	24.03%	0
2008	14.543646	8.648730	-40.53%	0
2007	14.413133	14.543646	0.91%	0
2006	12.960166	14.413133	11.21%	0
2005	12.647460	12.960166	2.47%	0
2004	11.958328	12.647460	5.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
2010	14.077483	16.786718	19.25%	0
2009	10.613467	14.077483	32.64%	0
2008	17.668621	10.613467	-39.93%	0
2007	18.494580	17.668621	-4.47%	0
2006	16.644797	18.494580	11.11%	0
2005	15.654699	16.644797	6.32%	0
2004	13.555395	15.654699	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
2010	10.737936	11.380251	5.98%	0
2009*	10.000000	10.737936	7.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
2010	10.816432	11.024649	1.93%	0
2009*	10.000000	10.816432	8.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.452926	12.066426	15.44%	0
2011	11.311753	10.452926	-7.59%	0
2010	10.205946	11.311753	10.83%	0
2009	8.113633	10.205946	25.79%	0
2008	13.659717	8.113633	-40.60%	0
2007	15.005451	13.659717	-8.97%	0
2006	13.358581	15.005451	12.33%	0
2005	13.099775	13.358581	1.98%	0
2004	12.166821	13.099775	7.67%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
2010	13.076339	13.941784	6.62%	0
2009	10.827587	13.076339	20.77%	0
2008	19.937709	10.827587	-45.69%	0
2007	18.990187	19.937709	4.99%	0
2006	15.342852	18.990187	23.77%	0
2005	14.111015	15.342852	8.73%	0
2004	12.532545	14.111015	12.59%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.412774	12.631551	10.68%	0
2011	14.336308	11.412774	-20.39%	0
2010	12.247313	14.336308	17.06%	0
2009	7.711514	12.247313	58.82%	0
2008	12.639354	7.711514	-38.99%	0
2007	12.363454	12.639354	2.23%	0
2006	12.100219	12.363454	2.18%	0
2005	11.813630	12.100219	2.43%	0
2004	11.607365	11.813630	1.78%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
2010*	10.000000	10.416671	4.17%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
2010	9.559700	9.898730	3.55%	0
2009	9.019403	9.559700	5.99%	0
2008	10.394856	9.019403	-13.23%	0
2007	10.197094	10.394856	1.94%	0
2006	10.160587	10.197094	0.36%	0
2005	10.087881	10.160587	0.72%	0
2004	10.003184	10.087881	0.85%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
2010	16.498789	17.544974	6.34%	0
2009	13.085802	16.498789	26.08%	0
2008	15.884049	13.085802	-17.62%	0
2007	15.409580	15.884049	3.08%	0
2006	14.350761	15.409580	7.38%	0
2005	13.205871	14.350761	8.67%	0
2004	12.380465	13.205871	6.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.616754	-3.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.522313	-4.78%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	10.729741	12.088820	12.67%	0
2011	11.883716	10.729741	-9.71%	0
2010	10.916100	11.883716	8.86%	0
2009	8.866066	10.916100	23.12%	0
2008	14.726980	8.866066	-39.80%	0
2007	13.824804	14.726980	6.53%	0
2006	12.548955	13.824804	10.17%	0
2005	11.907701	12.548955	5.39%	0
2004	11.205459	11.907701	6.27%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	10.220614	11.193905	9.52%	0
2011	9.904476	10.220614	3.19%	0
2010	9.022083	9.904476	9.78%	0
2009	8.064386	9.022083	11.88%	0
2008	11.741123	8.064386	-31.32%	0
2007	11.263256	11.741123	4.24%	0
2006	10.364356	11.263256	8.67%	0
2005	10.186903	10.364356	1.74%	0
2004*	10.000000	10.186903	1.87%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Omega Growth Fund: Class 2 - Q/NQ
2012	11.449078	13.355429	16.65%	0
2011	12.507785	11.449078	-8.46%	0
2010*	10.000000	12.507785	25.08%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0
2010	12.060665	14.816129	22.85%	0
2009	8.153961	12.060665	47.91%	0
2008	14.366648	8.153961	-43.24%	0
2007	13.029356	14.366648	10.26%	0
2006	10.952907	13.029356	18.96%	0
2005	10.638143	10.952907	2.96%	0
2004*	10.000000	10.638143	6.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	12.009914	12.346176	2.80%	0
2011	11.441942	12.009914	4.96%	0
2010	11.031431	11.441942	3.72%	0
2009	10.165109	11.031431	8.52%	0
2008	10.245373	10.165109	-0.78%	0
2007	9.958406	10.245373	2.88%	0
2006	9.898347	9.958406	0.61%	0
2005	10.023934	9.898347	-1.25%	0
2004*	10.000000	10.023934	0.24%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.961292	-0.39%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	8.238785	8.692336	5.51%	0
2011	9.091139	8.238785	-9.38%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	8.101372	9.357225	15.50%	0
2011	10.225700	8.101372	-20.77%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	12.908829	14.006892	8.51%	0
2011	15.997037	12.908829	-19.30%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.054522	10.271669	13.44%	0
2011	10.569961	9.054522	-14.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.393330	14.777225	10.33%	0
2011	14.081432	13.393330	-4.89%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.028721	0.29%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.707392	9.521492	9.35%	0
2011	10.265070	8.707392	-15.17%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.552248	-4.48%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.609780	6.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.876747	-1.23%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.767927	-2.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	9.455190	10.579299	11.89%	0
2011	9.822213	9.455190	-3.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.908172	9.719300	9.11%	0
2011*	10.000000	8.908172	-10.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.227854	12.350019	9.99%	0
2011	11.277293	11.227854	-0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	11.633129	13.042207	12.11%	0
2011	15.670193	11.633129	-25.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	6.370769	7.144269	12.14%	0
2011	7.946106	6.370769	-19.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - AMT International Equity Portfolio: S Class - Q/NQ
2012	8.729335	9.917600	13.61%	0
2011	10.382445	8.729335	-15.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	7.405595	7.727704	4.35%	0
2011	7.804344	7.405595	-5.11%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	9.587554	11.120218	15.99%	0
2011	10.924681	9.587554	-12.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	7.447681	8.508375	14.24%	0
2011	8.143510	7.447681	-8.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	9.290859	10.176679	9.53%	0
2011	11.792436	9.290859	-21.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.550161	-4.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.456639	-5.43%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2012	8.394429	9.359900	11.50%	0
2011	9.394044	8.394429	-10.64%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Index Asset Allocation Fund: Class 2 - Q/NQ
2012	9.375882	10.162524	8.39%	0
2011	9.180375	9.375882	2.13%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Total Return Bond Fund: Class 2 - Q/NQ
2012	11.117197	11.310206	1.74%	0
2011	10.701578	11.117197	3.88%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,830 shares (cost $377,905)	$402,333
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
189,632 shares (cost $1,929,673)	1,991,133
Growth Fund - Class 1 (AFGF)
175,988 shares (cost $9,065,122)	10,717,694
High-Income Bond Fund - Class 1 (AFHY)
175,356 shares (cost $2,047,088)	1,956,975
Protected Asset Allocation Fund - Class P2 (AVPAP2)
1,317,344 shares (cost $13,151,460)	13,160,266
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
85,939 shares (cost $1,027,837)	1,095,723
Global Allocation V.I. Fund - Class III (MLVGA3)
10,740,278 shares (cost $150,693,253)	154,015,587
Money Market Portfolio(TM) (CHSMM)
10,825,862 shares (cost $10,825,862)	10,825,862
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,563,894 shares (cost $180,816,562)	209,125,650
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,110,567 shares (cost $119,103,534)	131,127,102
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,153,068 shares (cost $25,521,824)	38,327,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
55,111 shares (cost $557,826)	570,952
VA International Equity Fund (HVIE)
651,608 shares (cost $8,732,696)	9,272,386
VA Situs Fund (HVSIT)
1,224,664 shares (cost $19,014,465)	22,301,138
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
121,297 shares (cost $1,467,691)	1,525,916
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
5,472,892 shares (cost $21,735,512)	21,399,009
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,258,108 shares (cost $7,890,878)	10,278,740
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
413,769 shares (cost $11,407,835)	11,759,305
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,507,175 shares (cost $115,105,723)	141,269,002
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,812,013 shares (cost $17,148,299)	17,321,998
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,172,626 shares (cost $88,333,265)	80,452,325
Investors Growth Stock Series - Service Class (MIGSC)
689,032 shares (cost $6,782,013)	8,220,147
New Discovery Series - Service Class (MNDSC)
169,998 shares (cost $2,504,954)	2,551,667
Value Series - Service Class (MVFSC)
21,709,921 shares (cost $227,068,630)	308,715,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,543,220 shares (cost $70,598,545)	77,870,796
Core Plus Fixed Income Portfolio - Class I (MSVFI)
133,517 shares (cost $1,361,607)	1,420,626
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,747,536 shares (cost $16,748,641)	18,558,828
Emerging Markets Debt Portfolio - Class I (MSEM)
356,506 shares (cost $2,776,389)	3,393,937
Emerging Markets Debt Portfolio - Class II (MSEMB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

106,359 shares (cost $823,865)	1,006,158
Global Real Estate Portfolio - Class II (VKVGR2)
6,310 shares (cost $55,539)	59,696
U.S. Real Estate Portfolio - Class I (MSVRE)
2,202 shares (cost $29,627)	34,326
U.S. Real Estate Portfolio - Class II (MSVREB)
310 shares (cost $4,805)	4,817
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,206,557 shares (cost $44,967,576)	48,932,065
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,388,734 shares (cost $131,160,518)	142,802,648
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
193,104,058 shares (cost $3,224,873,843)	3,804,149,948
American Funds NVIT Bond Fund - Class II (GVABD2)
105,420,379 shares (cost $1,149,322,625)	1,236,581,042
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,003,601 shares (cost $122,235,986)	142,585,522
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,751,208 shares (cost $197,549,748)	226,798,034
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,395,163 shares (cost $1,019,518,210)	1,257,447,875
Federated NVIT High Income Bond Fund - Class I (HIBF)
876,361 shares (cost $5,971,686)	6,046,891
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,639,511 shares (cost $99,492,095)	101,012,627
NVIT Emerging Markets Fund - Class I (GEM)
17,692 shares (cost $187,441)	209,644
NVIT Emerging Markets Fund - Class II (GEM2)
92,791 shares (cost $1,043,139)	1,087,515
NVIT Emerging Markets Fund - Class III (GEM3)
1,877,097 shares (cost $19,791,346)	22,206,053
NVIT Emerging Markets Fund - Class VI (GEM6)
4,437,243 shares (cost $46,824,085)	52,315,092
NVIT International Equity Fund - Class I (GIG)
4,144 shares (cost $36,984)	38,002
NVIT International Equity Fund - Class III (GIG3)
2,666,646 shares (cost $19,795,389)	24,479,807
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,684,217 shares (cost $21,979,304)	24,533,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,451,727 shares (cost $66,190,528)	70,487,404
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,917,280 shares (cost $24,954,795)	24,155,079
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
218,014 shares (cost $2,380,341)	2,387,258
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,918,120 shares (cost $111,493,619)	152,403,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
3,157,262 shares (cost $27,787,530)	28,162,773
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
144,857,106 shares (cost $1,410,863,789)	1,561,559,598
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
229,904,784 shares (cost $2,161,945,094)	2,418,598,331
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
71,128,008 shares (cost $739,183,020)	761,069,688
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
211,115,987 shares (cost $2,023,015,209)	2,246,274,100
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
36,485,947 shares (cost $307,740,661)	369,237,784
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

66,961,074 shares (cost $670,483,053)	723,179,604
NVIT Core Bond Fund - Class I (NVCBD1)
290,853 shares (cost $3,236,273)	3,289,545
NVIT Core Bond Fund - Class II (NVCBD2)
10,585,887 shares (cost $111,386,613)	119,408,802
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,123,554 shares (cost $47,122,172)	48,657,938
NVIT Nationwide Fund - Class I (TRF)
11,753,526 shares (cost $116,063,123)	119,768,429
NVIT Nationwide Fund - Class II (TRF2)
14,672,006 shares (cost $109,524,024)	148,920,863
NVIT Government Bond Fund - Class I (GBF)
31,686,225 shares (cost $375,580,308)	368,510,793
American Century NVIT Growth Fund - Class I (CAF)
2,063,831 shares (cost $19,558,942)	32,195,760
American Century NVIT Growth Fund -Class II (CAF2)
2,278,123 shares (cost $21,918,235)	23,350,759
NVIT International Index Fund - Class VIII (GVIX8)
2,426,248 shares (cost $19,675,697)	20,283,435
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
22,961,895 shares (cost $234,380,030)	229,389,328
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,153,451 shares (cost $682,943,910)	725,544,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,444,600 shares (cost $1,095,105,878)	1,182,944,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,632,587 shares (cost $649,262,989)	672,178,900
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,051,655 shares (cost $2,402,089,607)	2,444,001,632
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
105,707,441 shares (cost $1,206,002,534)	1,179,695,047
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,333,513 shares (cost $761,240,884)	794,945,313
NVIT Mid Cap Index Fund - Class I (MCIF)
5,556,132 shares (cost $95,745,554)	105,733,198
NVIT Money Market Fund - Class I (SAM)
669,958,479 shares (cost $669,958,479)	669,958,479
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,340,195 shares (cost $25,683,601)	33,602,357
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
16,063,480 shares (cost $126,754,742)	161,277,337
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
53,082 shares (cost $716,681)	517,549
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
520,232 shares (cost $5,092,851)	5,067,064
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,220,136 shares (cost $55,895,385)	60,210,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
872,211 shares (cost $8,198,672)	9,193,101
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
10,141,040 shares (cost $87,663,389)	106,379,509
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
342,394 shares (cost $3,038,553)	3,208,227
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,182,244 shares (cost $42,655,835)	48,453,978
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,225,738 shares (cost $125,704,624)	172,641,852
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,329,158 shares (cost $92,399,663)	118,956,160
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

24,879,299 shares (cost $216,958,742)	257,003,156
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
380,035 shares (cost $6,364,840)	6,608,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,033,254 shares (cost $16,521,712)	17,492,995
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,738,156 shares (cost $29,427,823)	32,310,236
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,023,781 shares (cost $16,948,604)	23,536,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,610,444 shares (cost $69,027,482)	70,656,395
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,266,994 shares (cost $32,847,063)	43,231,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
17,876,958 shares (cost $154,026,999)	169,652,329
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,426,666 shares (cost $77,046,341)	78,202,798
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,001,754 shares (cost $287,921,278)	328,920,360
NVIT Large Cap Growth Fund - Class II (NVOLG2)
12,999,503 shares (cost $196,531,644)	224,501,419
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,001,622 shares (cost $232,566,289)	244,219,803
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
11,725,441 shares (cost $100,721,410)	133,201,014
NVIT Real Estate Fund - Class I (NVRE1)
6,830,725 shares (cost $50,443,393)	64,686,965
NVIT Real Estate Fund - Class II (NVRE2)
7,384,703 shares (cost $61,154,831)	69,637,748
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
26,571 shares (cost $283,597)	284,047
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
14,727 shares (cost $151,795)	151,394
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
7,195 shares (cost $77,151)	77,058
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
15,643 shares (cost $179,049)	187,871
VPS Growth and Income Portfolio - Class B (ALVGIB)
299,833 shares (cost $6,083,776)	6,194,556
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
3,556,661 shares (cost $54,795,112)	62,526,105
VP Balanced Fund - Class I (ACVB)
4,850,069 shares (cost $31,629,884)	34,580,989
VP Capital Appreciation Fund - Class I (ACVCA)
4,894 shares (cost $54,396)	71,166
VP Income & Growth Fund - Class I (ACVIG)
2,034,945 shares (cost $13,316,212)	14,041,119
VP Income & Growth Fund - Class II (ACVIG2)
626,496 shares (cost $4,099,141)	4,322,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,288,387 shares (cost $257,438,128)	280,159,299
VP International Fund - Class I (ACVI)
1,301 shares (cost $11,453)	11,618
VP International Fund - Class III (ACVI3)
10 shares (cost $87)	92
VP Mid Cap Value Fund - Class I (ACVMV1)
499,336 shares (cost $6,776,945)	7,280,325
VP Mid Cap Value Fund - Class II (ACVMV2)
5,519,737 shares (cost $69,225,595)	80,532,956
VP Vista(SM) Fund - Class I (ACVVS1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

263 shares (cost $3,021)	4,580
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,194,751 shares (cost $65,464,740)	84,000,819
Appreciation Portfolio - Initial Shares (DCAP)
882,512 shares (cost $31,113,875)	35,715,258
Appreciation Portfolio - Service Shares (DCAPS)
2,619,534 shares (cost $93,809,518)	105,436,254
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
38,187 shares (cost $929,754)	1,188,758
Growth and Income Portfolio - Initial Shares (DGI)
590,414 shares (cost $12,194,049)	13,030,435
Managed Tail Risk Fund II: Service Shares (FCA2S)
211,199 shares (cost $1,232,239)	1,322,109
Quality Bond Fund II - Primary Shares (FQB)
962,434 shares (cost $10,390,924)	11,356,717
Quality Bond Fund II - Service Shares (FQBS)
3,201,760 shares (cost $34,703,019)	37,620,678
Equity-Income Portfolio - Initial Class (FEIP)
16,532,245 shares (cost $377,083,479)	329,652,958
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
808,340 shares (cost $6,505,910)	9,037,240
High Income Portfolio - Initial Class (FHIP)
8,679,576 shares (cost $47,812,770)	50,428,335
VIP Asset Manager Portfolio - Initial Class (FAMP)
9,072,042 shares (cost $126,139,013)	137,622,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,815,697 shares (cost $71,517,125)	74,215,310
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
9,172,057 shares (cost $188,457,647)	179,955,757
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
523,038 shares (cost $5,210,757)	5,826,643
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
12,782,984 shares (cost $134,428,479)	141,891,117
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
901,692 shares (cost $8,748,119)	10,089,930
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,312,089 shares (cost $399,004,175)	427,562,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
757,973 shares (cost $6,959,120)	8,239,172
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,665,158 shares (cost $25,982,112)	28,863,662
VIP Growth Portfolio - Initial Class (FGP)
7,624,005 shares (cost $227,757,725)	320,589,398
VIP Growth Portfolio - Service Class 2 (FG2)
2,324,014 shares (cost $82,960,793)	96,771,924
VIP High Income Portfolio - Initial Class R (FHIPR)
4,404,309 shares (cost $25,295,392)	25,500,950
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,049,976 shares (cost $26,132,663)	26,526,686
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,086,516 shares (cost $384,129,115)	397,596,533
VIP Mid Cap Portfolio - Service Class (FMCS)
748,839 shares (cost $21,617,454)	22,757,217
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,049,546 shares (cost $229,966,833)	241,325,385
VIP Overseas Portfolio - Initial Class (FOP)
3,164,424 shares (cost $55,321,781)	50,915,588
VIP Overseas Portfolio - Initial Class R (FOPR)
1,505,389 shares (cost $29,818,565)	24,161,498
VIP Overseas Portfolio - Service Class 2 (FO2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

150,253 shares (cost $2,800,084)	2,396,533
VIP Overseas Portfolio - Service Class 2 R (FO2R)
3,906,088 shares (cost $56,511,946)	61,716,184
VIP Value Strategies Portfolio - Service Class (FVSS)
593,798 shares (cost $5,121,476)	6,579,287
Franklin Income Securities Fund - Class 2 (FTVIS2)
10,002,719 shares (cost $150,336,744)	150,740,973
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,458,238 shares (cost $44,846,521)	53,196,281
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,719,680 shares (cost $89,182,413)	140,729,763
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,631,417 shares (cost $23,170,307)	27,445,677
Templeton Foreign Securities Fund - Class 2 (TIF2)
236,925 shares (cost $3,342,562)	3,404,608
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,961,992 shares (cost $50,204,289)	71,055,730
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,250,006 shares (cost $111,752,725)	121,750,124
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,304,424 shares (cost $25,147,841)	28,120,649
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
14,358,667 shares (cost $163,585,872)	157,227,404
Growth Portfolio - I Class Shares (AMTG)
615 shares (cost $12,470)	12,860
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,067 shares (cost $11,227)	12,378
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
257,707 shares (cost $3,315,571)	3,401,739
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,510,885 shares (cost $20,793,333)	24,007,963
Balanced Fund/VA - Non-Service Shares (OVMS)
2,994,239 shares (cost $45,394,986)	37,487,875
Core Bond Fund/VA - Non-Service Shares (OVB)
4,014,520 shares (cost $39,673,455)	33,159,936
Global Securities Fund/VA - Class 3 (OVGS3)
1,591,696 shares (cost $48,248,063)	52,159,871
Global Securities Fund/VA - Class 4 (OVGS4)
2,102,197 shares (cost $64,327,156)	67,942,996
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,216,604 shares (cost $84,451,302)	104,700,453
Global Securities Fund/VA - Service Class (OVGSS)
229,652 shares (cost $6,429,886)	7,406,264
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
474,280 shares (cost $10,036,443)	11,368,481
Main Street Fund(R)/VA - Service Class (OVGIS)
8,616,924 shares (cost $150,684,379)	204,910,457
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
219,339 shares (cost $3,892,373)	4,417,481
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,671,405 shares (cost $35,070,653)	53,321,238
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
175,237 shares (cost $8,358,298)	9,603,003
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
121,994 shares (cost $680,522)	691,708
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,533,903 shares (cost $8,730,027)	8,881,298
All Asset Portfolio - Advisor Class (PMVAAD)
1,731,848 shares (cost $19,728,477)	19,881,619
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

1,934,276 shares (cost $22,824,397)	22,843,796
Low Duration Portfolio - Advisor Class (PMVLAD)
31,266,127 shares (cost $326,242,971)	337,048,848
Total Return Portfolio - Advisor Class (PMVTRD)
16,772,906 shares (cost $190,836,525)	193,727,066
Putnam VT Growth and Income Fund - Class IB (PVGIB)
147,489 shares (cost $2,384,959)	2,644,484
Putnam VT International Equity Fund - Class IB (PVTIGB)
29,361 shares (cost $441,812)	332,663
Putnam VT Voyager Fund - Class IB (PVTVB)
52,525 shares (cost $1,966,474)	1,899,834
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
148,444 shares (cost $5,418,395)	5,277,200
Diversified Stock Fund Class A Shares (VYDS)
37,452 shares (cost $282,967)	390,247
Health Sciences Portfolio - II (TRHS2)
2,718,967 shares (cost $48,913,758)	56,146,671
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
486,995 shares (cost $13,417,361)	13,820,927
VIP Trust - Global Bond Fund: Initial Class (VWBF)
1,278,125 shares (cost $14,536,970)	15,235,251
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,253,149 shares (cost $27,972,545)	30,417,513
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2,233,335 shares (cost $67,716,067)	65,057,048
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,386,738 shares (cost $109,973,367)	122,133,013
Variable Insurance Portfolios - High Income (WRHIP)
6,665,114 shares (cost $24,396,286)	25,294,775
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
873,111 shares (cost $7,094,457)	7,454,186
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
433,703 shares (cost $2,275,031)	2,311,375
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
3,172,060 shares (cost $16,471,227)	16,912,153
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
5,006,390 shares (cost $26,736,349)	27,276,316
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
986,593 shares (cost $5,223,909)	5,337,961
Advantage VT Discovery Fund (SVDF)
1,498 shares (cost $26,378)	37,689
Advantage VT Opportunity Fund - Class 2 (SVOF)
12,812 shares (cost $183,022)	256,873
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,104,199 shares (cost $31,545,964)	32,341,087
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
788 shares (cost $5,672)	7,409
Advantage VT Core Bond Fund (WFVTRB)
28,429 shares (cost $295,161)	307,597
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,932 shares (cost $37,283)	48,544

Total Investments	$33,973,541,816

Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	663
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	354
Accounts Receivable-VP International Fund - Class I (ACVI)	168

Other Accounts Payable	(75,227)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(53)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(203)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(510)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(624)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(1,228)
Accounts Payable-VA International Equity Fund (HVIE)	(12,566)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(457,842)

$33,972,994,748

Contract Owners’ Equity:
Accumulation units	33,964,713,592
Contracts in payout (annuitization) period (note 1f)	8,281,156

Total Contract Owners’ Equity (note 5)	$33,972,994,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3
Reinvested dividends	$504,604,185	-	874	111,528	121,778	108,859	13,850	2,247,866
Mortality and expense risk charges (note 2)	(505,472,567)	(4,669)	(10,114)	(138,112)	(20,633)	(11,754)	(15,132)	(2,239,738)

Net investment income (loss)	(868,382)	(4,669)	(9,240)	(26,584)	101,145	97,105	(1,282)	8,128
Realized gain (loss) on investments	138,736,108	(51,583)	438	137,504	75,394	(1)	15,531	876,600
Change in unrealized gain (loss) on investments	2,715,330,029	113,711	61,461	1,485,565	3,862	8,806	(36,013)	9,286,107

Net gain (loss) on investments	2,854,066,137	62,128	61,899	1,623,069	79,256	8,805	(20,482)	10,162,707

Reinvested capital gains	391,317,868	-	404	-	-	-	32,139	505,553

Net increase (decrease) in contract owners’ equity resulting from operations	$3,244,515,623	57,459	53,063	1,596,485	180,401	105,910	10,375	10,676,388

Investment Activity:	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2
Reinvested dividends	$1,327	4,356,704	2,249,868	328,901	-	121,399	-	-
Mortality and expense risk charges (note 2)	(122,963)	(2,899,096)	(1,857,729)	(536,213)	(1,312)	(122,039)	(275,887)	(7,713)

Net investment income (loss)	(121,636)	1,457,608	392,139	(207,312)	(1,312)	(640)	(275,887)	(7,713)
Realized gain (loss) on investments	-	8,840,652	(550,789)	2,295,367	46	(100,939)	282,761	(227)
Change in unrealized gain (loss) on investments	-	7,681,337	9,983,889	1,986,545	13,126	1,065,413	3,353,709	58,225

Net gain (loss) on investments	-	16,521,989	9,433,100	4,281,912	13,172	964,474	3,636,470	57,998

Reinvested capital gains	-	10,738,166	5,772,701	-	672	-	-	7,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,636)	28,717,763	15,597,940	4,074,600	12,532	963,834	3,360,583	58,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC	MNDSC
Reinvested dividends	$-	85,535	297,511	781,928	-	514,513	19,832	-
Mortality and expense risk charges (note 2)	(235,579)	(116,508)	(163,949)	(2,031,052)	(178,769)	(778,331)	(140,480)	(11,114)

Net investment income (loss)	(235,579)	(30,973)	133,562	(1,249,124)	(178,769)	(263,818)	(120,648)	(11,114)
Realized gain (loss) on investments	(159,601)	518,272	(143,799)	(162,263)	722,606	(2,758,370)	658,949	(2,784)
Change in unrealized gain (loss) on investments	(336,503)	934,965	446,216	25,949,401	(386,687)	(8,234,841)	312,080	46,713

Net gain (loss) on investments	(496,104)	1,453,237	302,417	25,787,138	335,919	(10,993,211)	971,029	43,929

Reinvested capital gains	6,819	-	817,709	-	-	9,366,961	437,026	72,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,864)	1,422,264	1,253,688	24,538,014	157,150	(1,890,068)	1,287,407	105,503

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$4,492,965	978,394	66,723	865,246	100,094	28,079	143	322
Mortality and expense risk charges (note 2)	(5,243,105)	(1,032,433)	(19,399)	(317,012)	(47,094)	(14,608)	(348)	(503)

Net investment income (loss)	(750,140)	(54,039)	47,324	548,234	53,000	13,471	(205)	(181)
Realized gain (loss) on investments	21,454,078	826,506	55,941	353,338	83,327	13,137	15	1,327
Change in unrealized gain (loss) on investments	18,997,367	8,039,702	8,816	535,842	399,647	124,714	4,157	4,271

Net gain (loss) on investments	40,451,445	8,866,208	64,757	889,180	482,974	137,851	4,172	5,598

Reinvested capital gains	2,388,656	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,089,961	8,812,169	112,081	1,437,414	535,974	151,322	3,967	5,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$28	483,863	1,167,674	46,078,626	26,451,882	1,144,475	482,636	12,459,218
Mortality and expense risk charges (note 2)	(68)	(682,954)	(2,275,611)	(54,417,124)	(18,953,436)	(2,006,595)	(3,373,977)	(19,064,293)

Net investment income (loss)	(40)	(199,091)	(1,107,937)	(8,338,498)	7,498,446	(862,120)	(2,891,341)	(6,605,075)
Realized gain (loss) on investments	1,393	721,869	1,648,201	2,290,785	1,371,324	(2,448,582)	(6,153,775)	(861,974)
Change in unrealized gain (loss) on investments	(832)	3,809,786	11,016,530	447,347,736	27,197,053	27,321,376	40,496,020	166,394,063

Net gain (loss) on investments	561	4,531,655	12,664,731	449,638,521	28,568,377	24,872,794	34,342,245	165,532,089

Reinvested capital gains	-	2,037,600	5,941,559	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521	6,370,164	17,498,353	441,300,023	36,066,823	24,010,674	31,450,904	158,927,014

Investment Activity:	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$485,420	7,920,663	1,026	2,439	107,758	131,204	320	204,817
Mortality and expense risk charges (note 2)	(93,297)	(1,462,444)	(2,943)	(17,139)	(312,633)	(792,288)	(480)	(336,209)

Net investment income (loss)	392,123	6,458,219	(1,917)	(14,700)	(204,875)	(661,084)	(160)	(131,392)
Realized gain (loss) on investments	(184,587)	854,689	(55,685)	(245,677)	(1,521,297)	(112,087)	1,059	796,615
Change in unrealized gain (loss) on investments	585,028	3,950,323	100,996	437,185	5,076,471	7,071,298	4,074	2,629,444

Net gain (loss) on investments	400,441	4,805,012	45,311	191,508	3,555,174	6,959,211	5,133	3,426,059

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$792,564	11,263,231	43,394	176,808	3,350,299	6,298,127	4,973	3,294,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$146,656	1,005,626	320,262	28,250	1,681,429	262,830	22,499,825	31,166,612
Mortality and expense risk charges (note 2)	(390,371)	(961,044)	(360,166)	(28,798)	(2,800,111)	(415,739)	(23,194,376)	(35,515,441)

Net investment income (loss)	(243,715)	44,582	(39,904)	(548)	(1,118,682)	(152,909)	(694,551)	(4,348,829)
Realized gain (loss) on investments	851,907	1,080,857	(455,722)	7,638	3,158,170	243,862	931,324	1,903,568
Change in unrealized gain (loss) on investments	2,479,899	4,089,975	2,125,262	199,359	13,354,018	2,194,034	104,996,734	217,317,898

Net gain (loss) on investments	3,331,806	5,170,832	1,669,540	206,997	16,512,188	2,437,896	105,928,058	219,221,466

Reinvested capital gains	-	5,060,113	1,691,067	-	-	1,042,883	18,208,571	33,278,540

Net increase (decrease) in contract owners’ equity resulting from operations	$3,088,091	10,275,527	3,320,703	206,449	15,393,506	3,327,870	123,442,078	248,151,177

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$12,731,648	30,441,090	4,353,368	11,246,583	103,109	3,333,347	1,006,877	1,698,294
Mortality and expense risk charges (note 2)	(10,286,590)	(31,975,215)	(5,984,276)	(9,993,367)	(41,201)	(2,212,006)	(726,880)	(1,642,188)

Net investment income (loss)	2,445,058	(1,534,125)	(1,630,908)	1,253,216	61,908	1,121,341	279,997	56,106
Realized gain (loss) on investments	7,877,727	1,264,985	2,992,692	1,394,135	59,181	3,220,408	597,281	219,120
Change in unrealized gain (loss) on investments	16,786,044	174,246,357	32,114,038	35,932,206	44,851	1,968,847	712,067	14,628,968

Net gain (loss) on investments	24,663,771	175,511,342	35,106,730	37,326,341	104,032	5,189,255	1,309,348	14,848,088

Reinvested capital gains	9,671,320	33,776,138	9,486,110	12,080,603	20,878	791,448	883,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,780,149	207,753,355	42,961,932	50,660,160	186,818	7,102,044	2,473,043	14,904,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$1,745,559	8,434,193	182,878	176,063	464,232	3,476,111	11,977,803	19,869,616
Mortality and expense risk charges (note 2)	(2,712,009)	(6,279,536)	(445,929)	(285,525)	(276,674)	(4,522,696)	(9,171,153)	(16,423,148)

Net investment income (loss)	(966,450)	2,154,657	(263,051)	(109,462)	187,558	(1,046,585)	2,806,650	3,446,468
Realized gain (loss) on investments	1,917,002	3,564,812	2,511,788	263,424	683,249	(20,460,551)	816,706	8,137,343
Change in unrealized gain (loss) on investments	17,355,660	(12,227,239)	1,680,857	1,293,160	2,110,133	54,304,973	32,818,918	79,591,523

Net gain (loss) on investments	19,272,662	(8,662,427)	4,192,645	1,556,584	2,793,382	33,844,422	33,635,624	87,728,866

Reinvested capital gains	-	12,510,903	-	-	-	-	6,606,231	13,157,136

Net increase (decrease) in contract owners’ equity resulting from operations	$18,306,212	6,003,133	3,929,594	1,447,122	2,980,940	32,797,837	43,048,505	104,332,470

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMIG6
Reinvested dividends	$11,527,682	40,139,001	19,167,687	13,544,888	1,113,027	-	195,342	535,744
Mortality and expense risk charges (note 2)	(9,115,834)	(39,107,621)	(20,714,501)	(12,893,382)	(1,513,665)	(9,685,921)	(453,356)	(2,819,786)

Net investment income (loss)	2,411,848	1,031,380	(1,546,814)	651,506	(400,638)	(9,685,921)	(258,014)	(2,284,042)
Realized gain (loss) on investments	18,247	476,528	(26,211,464)	375,493	243,373	(318)	1,008,551	(665,733)
Change in unrealized gain (loss) on investments	9,664,365	210,082,299	167,505,085	43,380,593	8,126,493	-	3,750,451	24,196,475

Net gain (loss) on investments	9,682,612	210,558,827	141,293,621	43,756,086	8,369,866	(318)	4,759,002	23,530,742

Reinvested capital gains	8,323,406	-	-	3,269,186	6,960,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,417,866	211,590,207	139,746,807	47,676,778	14,929,898	(9,686,239)	4,500,988	21,246,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$612	19,192	91,015	45,341	246,333	40,616	546,758	-
Mortality and expense risk charges (note 2)	(8,007)	(70,061)	(894,690)	(133,366)	(1,893,664)	(42,865)	(729,817)	(2,413,910)

Net investment income (loss)	(7,395)	(50,869)	(803,675)	(88,025)	(1,647,331)	(2,249)	(183,059)	(2,413,910)
Realized gain (loss) on investments	(88,011)	(1,786,790)	(1,621,650)	478,611	10,212,445	8,918	1,297,709	9,404,126
Change in unrealized gain (loss) on investments	173,798	2,568,680	10,141,540	772,743	4,614,926	494,137	5,455,285	(722,039)

Net gain (loss) on investments	85,787	781,890	8,519,890	1,251,354	14,827,371	503,055	6,752,994	8,682,087

Reinvested capital gains	-	-	-	241,936	2,775,096	-	-	16,720,810

Net increase (decrease) in contract owners’ equity resulting from operations	$78,392	731,021	7,716,215	1,405,265	15,955,136	500,806	6,569,935	22,988,987

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	2,865,277	-	-	267,172	118,772	108,880	-
Mortality and expense risk charges (note 2)	(2,131,153)	(3,921,741)	(82,739)	(324,660)	(432,776)	(336,655)	(973,799)	(619,855)

Net investment income (loss)	(2,131,153)	(1,056,464)	(82,739)	(324,660)	(165,604)	(217,883)	(864,919)	(619,855)
Realized gain (loss) on investments	13,105,734	10,553,001	652,842	802,811	(545,140)	2,227,739	(2,785,306)	(737,870)
Change in unrealized gain (loss) on investments	(6,661,320)	1,342,795	165,087	1,785,088	6,292,987	1,717,976	13,197,879	6,780,262

Net gain (loss) on investments	6,444,414	11,895,796	817,929	2,587,899	5,747,847	3,945,715	10,412,573	6,042,392

Reinvested capital gains	11,722,621	25,062,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035,882	35,901,573	735,190	2,263,239	5,582,243	3,727,832	9,547,654	5,422,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$4,132,382	1,054,522	2,346,283	1,021,937	5,610,680	1,316,402	689,569	567,415
Mortality and expense risk charges (note 2)	(2,480,795)	(1,234,767)	(4,580,302)	(3,676,093)	(3,831,791)	(2,112,566)	(894,905)	(1,049,750)

Net investment income (loss)	1,651,587	(180,245)	(2,234,019)	(2,654,156)	1,778,889	(796,164)	(205,336)	(482,335)
Realized gain (loss) on investments	344,774	275,802	5,426,399	4,448,290	316,105	6,274,561	4,460,378	6,052,878
Change in unrealized gain (loss) on investments	13,494,479	1,269,933	51,052,517	34,803,766	32,274,962	14,279,807	(1,475,127)	(3,499,416)

Net gain (loss) on investments	13,839,253	1,545,735	56,478,916	39,252,056	32,591,067	20,554,368	2,985,251	2,553,462

Reinvested capital gains	-	-	-	-	3,970,267	-	6,061,151	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	$15,490,840	1,365,490	54,244,897	36,597,900	38,340,223	19,758,204	8,841,066	8,770,398

Investment Activity:	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB	ACVCA
Reinvested dividends	$-	-	-	1,979	86,711	163,507	719,646	-
Mortality and expense risk charges (note 2)	(145)	(69)	(37)	(361)	(95,526)	(894,036)	(466,658)	(1,149)

Net investment income (loss)	(145)	(69)	(37)	1,618	(8,815)	(730,529)	252,988	(1,149)
Realized gain (loss) on investments	2	1	1	67	(310,389)	3,472,786	128,344	11,931
Change in unrealized gain (loss) on investments	450	(401)	(93)	10,826	1,267,722	4,018,458	3,027,234	(3,694)

Net gain (loss) on investments	452	(400)	(92)	10,893	957,333	7,491,244	3,155,578	8,237

Reinvested capital gains	-	-	-	-	-	1,808,592	-	5,294

Net increase (decrease) in contract owners’ equity resulting from operations	$307	(469)	(129)	12,511	948,518	8,569,307	3,408,566	12,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1
Reinvested dividends	$305,587	80,775	6,653,497	126	1	147,863	1,399,237	-
Mortality and expense risk charges (note 2)	(196,431)	(61,630)	(4,197,331)	(185)	(2)	(95,938)	(1,170,623)	(67)

Net investment income (loss)	109,156	19,145	2,456,166	(59)	(1)	51,925	228,614	(67)
Realized gain (loss) on investments	(207,264)	(129,365)	2,599,188	(761)	16	346,443	2,379,004	557
Change in unrealized gain (loss) on investments	1,920,003	666,102	3,966,549	3,194	7	201,214	3,403,599	279

Net gain (loss) on investments	1,712,739	536,737	6,565,737	2,433	23	547,657	5,782,603	836

Reinvested capital gains	-	-	6,029,123	-	-	387,583	3,920,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,821,895	555,882	15,051,026	2,374	22	987,165	9,931,580	769

Investment Activity:	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS
Reinvested dividends	$376,034	1,354,103	3,178,667	-	188,392	3,999	453,689	1,591,086
Mortality and expense risk charges (note 2)	(1,277,868)	(492,326)	(1,550,475)	(20,991)	(176,585)	(22,527)	(150,095)	(624,674)

Net investment income (loss)	(901,834)	861,777	1,628,192	(20,991)	11,807	(18,528)	303,594	966,412
Realized gain (loss) on investments	7,509,240	785,181	2,132,194	125,010	272,642	(6,920)	115,862	322,937
Change in unrealized gain (loss) on investments	1,100,457	1,435,033	3,769,940	163,956	1,724,328	64,439	468,008	1,740,874

Net gain (loss) on investments	8,609,697	2,220,214	5,902,134	288,966	1,996,970	57,519	583,870	2,063,811

Reinvested capital gains	2,917,328	-	-	-	-	90,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,625,191	3,081,991	7,530,326	267,975	2,008,777	129,835	887,464	3,030,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2
Reinvested dividends	$10,085,997	31,072	2,873,916	2,107,505	584,515	5,041,166	101,745	2,316,205
Mortality and expense risk charges (note 2)	(4,475,002)	(137,598)	(709,448)	(1,900,935)	(1,228,246)	(2,637,800)	(73,474)	(1,924,509)

Net investment income (loss)	5,610,995	(106,526)	2,164,468	206,570	(643,731)	2,403,366	28,271	391,696
Realized gain (loss) on investments	5,118,528	(327,900)	(1,137,947)	2,630,650	(6,545,271)	(4,514,983)	159,227	(373,546)
Change in unrealized gain (loss) on investments	17,134,098	2,502,330	5,297,401	11,166,603	9,324,446	14,837,289	262,948	9,596,864

Net gain (loss) on investments	22,252,626	2,174,430	4,159,454	13,797,253	2,779,175	10,322,306	422,175	9,223,318

Reinvested capital gains	21,013,230	-	-	1,009,102	-	11,021,363	79,550	1,860,931

Net increase (decrease) in contract owners’ equity resulting from operations	$48,876,851	2,067,904	6,323,922	15,012,925	2,135,444	23,747,035	529,996	11,475,945

Investment Activity:	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS
Reinvested dividends	$191,212	7,557,801	161,647	537,085	1,949,233	350,582	1,451,898	596,742
Mortality and expense risk charges (note 2)	(130,805)	(6,005,328)	(103,121)	(454,268)	(4,519,008)	(1,548,711)	(317,517)	(361,667)

Net investment income (loss)	60,407	1,552,473	58,526	82,817	(2,569,775)	(1,198,129)	1,134,381	235,075
Realized gain (loss) on investments	254,922	(468,336)	(70,257)	(945,122)	7,167,215	438,500	175,063	802,968
Change in unrealized gain (loss) on investments	664,072	35,608,515	931,094	3,890,185	37,988,759	12,187,378	1,457,588	(598,954)

Net gain (loss) on investments	918,994	35,140,179	860,837	2,945,063	45,155,974	12,625,878	1,632,651	204,014

Reinvested capital gains	117,762	4,822,666	70,610	245,034	-	-	-	721,816

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,163	41,515,318	989,973	3,272,914	42,586,199	11,427,749	2,767,032	1,160,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS
Reinvested dividends	$8,539,139	117,434	931,997	959,956	456,482	39,409	1,026,093	31,533
Mortality and expense risk charges (note 2)	(6,796,201)	(320,096)	(3,832,848)	(676,306)	(314,721)	(33,035)	(913,246)	(83,486)

Net investment income (loss)	1,742,938	(202,662)	(2,900,851)	283,650	141,761	6,374	112,847	(51,953)
Realized gain (loss) on investments	3,406,579	1,995,541	(802,650)	669,340	(1,511,158)	(40,773)	(4,777,350)	652,957
Change in unrealized gain (loss) on investments	(155,049)	(581,637)	13,877,082	7,772,708	5,438,720	444,109	14,314,528	790,190

Net gain (loss) on investments	3,251,530	1,413,904	13,074,432	8,442,048	3,927,562	403,336	9,537,178	1,443,147

Reinvested capital gains	10,995,269	1,797,861	19,110,143	165,187	78,550	7,823	201,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,989,737	3,009,103	29,283,724	8,890,885	4,147,873	417,533	9,851,443	1,391,194

Investment Activity:	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$8,978,151	932,892	1,058,904	394,282	98,990	2,104,898	7,232,019	651,082
Mortality and expense risk charges (note 2)	(2,155,805)	(897,056)	(2,230,794)	(426,160)	(49,119)	(1,137,781)	(1,687,831)	(388,559)

Net investment income (loss)	6,822,346	35,836	(1,171,890)	(31,878)	49,871	967,117	5,544,188	262,523
Realized gain (loss) on investments	(2,916,245)	2,477,217	16,268,277	(589,789)	22,237	2,496,917	648,807	540,184
Change in unrealized gain (loss) on investments	10,652,790	3,097,048	6,646,397	3,471,324	440,345	7,282,591	7,896,335	2,301,201

Net gain (loss) on investments	7,736,545	5,574,265	22,914,674	2,881,535	462,582	9,779,508	8,545,142	2,841,385

Reinvested capital gains	-	-	-	-	-	-	182,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,558,891	5,610,101	21,742,784	2,849,657	512,453	10,746,625	14,272,322	3,103,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS	OVB	OVGS3
Reinvested dividends	$4,924,127	-	71	-	56,875	530,976	1,701,235	1,071,665
Mortality and expense risk charges (note 2)	(2,786,020)	(183)	(199)	(58,692)	(386,719)	(528,146)	(468,473)	(667,359)

Net investment income (loss)	2,138,107	(183)	(128)	(58,692)	(329,844)	2,830	1,232,762	404,306
Realized gain (loss) on investments	(6,292,415)	232	1,306	32,910	(643,106)	(2,325,747)	(2,827,125)	382,645
Change in unrealized gain (loss) on investments	9,166,168	1,299	1,381	346,122	3,383,957	6,415,498	4,541,965	8,352,205

Net gain (loss) on investments	2,873,753	1,531	2,687	379,032	2,740,851	4,089,751	1,714,840	8,734,850

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,011,860	1,348	2,559	320,340	2,411,007	4,092,581	2,947,602	9,139,156

Investment Activity:	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,198,500	2,228,927	139,285	123,584	1,389,435	25,251	173,492	-
Mortality and expense risk charges (note 2)	(913,955)	(1,390,162)	(103,492)	(162,854)	(3,619,047)	(58,695)	(847,643)	(139,831)

Net investment income (loss)	284,545	838,765	35,793	(39,270)	(2,229,612)	(33,444)	(674,151)	(139,831)
Realized gain (loss) on investments	(1,677,194)	7,742,844	151,570	240,657	(467,277)	346,914	5,013,335	154,044
Change in unrealized gain (loss) on investments	12,162,381	9,963,594	1,098,903	1,504,611	32,867,877	315,018	3,353,514	1,469,772

Net gain (loss) on investments	10,485,187	17,706,438	1,250,473	1,745,268	32,400,600	661,932	8,366,849	1,623,816

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,769,732	18,545,203	1,286,266	1,705,998	30,170,988	628,488	7,692,698	1,483,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB
Reinvested dividends	$-	-	492,893	1,149,467	5,509,289	3,121,829	48,232	8,144
Mortality and expense risk charges (note 2)	(1,479)	(23,537)	(69,353)	(335,991)	(4,858,609)	(1,971,045)	(41,093)	(5,406)

Net investment income (loss)	(1,479)	(23,537)	423,540	813,476	650,680	1,150,784	7,139	2,738
Realized gain (loss) on investments	285	2,879	9,812	535,080	924,447	57,378	(333,740)	(52,884)
Change in unrealized gain (loss) on investments	11,186	151,271	153,142	(1,086,348)	10,401,166	3,860,783	733,390	117,212

Net gain (loss) on investments	11,471	154,150	162,954	(551,268)	11,325,613	3,918,161	399,650	64,328

Reinvested capital gains	-	-	-	518,077	-	3,544,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,992	130,613	586,494	780,285	11,976,293	8,613,843	406,789	67,066

Investment Activity:	PVTVB	ACEG2	VYDS	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$9,711	-	3,723	-	65,867	251,712	-	427,502
Mortality and expense risk charges (note 2)	(36,985)	(57,829)	(4,800)	(686,038)	(75,901)	(192,501)	(324,663)	(782,238)

Net investment income (loss)	(27,274)	(57,829)	(1,077)	(686,038)	(10,034)	59,211	(324,663)	(354,736)
Realized gain (loss) on investments	79,673	(41,285)	(803)	1,426,849	(2,703)	(133,179)	(1,519,560)	1,552,201
Change in unrealized gain (loss) on investments	251,531	(141,196)	53,047	7,738,204	403,566	460,132	6,660,836	(5,574,871)

Net gain (loss) on investments	331,204	(182,481)	52,244	9,165,053	400,863	326,953	5,141,276	(4,022,670)

Reinvested capital gains	-	-	-	1,043,394	109,899	158,772	-	2,563,706

Net increase (decrease) in contract owners’ equity resulting from operations	$303,930	(240,310)	51,167	9,522,409	500,728	544,936	4,816,613	(1,813,700)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$1,212,200	5,974	-	11,326	68,462	134,476	21,505	-
Mortality and expense risk charges (note 2)	(1,696,888)	(113,227)	(30,622)	(5,631)	(36,766)	(75,962)	(12,303)	(524)

Net investment income (loss)	(484,688)	(107,253)	(30,622)	5,695	31,696	58,514	9,202	(524)
Realized gain (loss) on investments	898,488	107,527	(9,484)	(731)	(3,223)	(24,782)	(2,822)	1,166
Change in unrealized gain (loss) on investments	16,358,539	898,489	359,730	39,608	501,688	1,295,887	126,062	4,931

Net gain (loss) on investments	17,257,027	1,006,016	350,246	38,877	498,465	1,271,105	123,240	6,097

Reinvested capital gains	-	-	12,611	35,666	196,645	441,576	66,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,772,339	898,763	332,235	80,238	726,806	1,771,195	198,627	5,573

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	JAGTS2	JAIGS2	VFMG2
Reinvested dividends	$248	-	71	4,359	-	-	-	12,916
Mortality and expense risk charges (note 2)	(3,439)	(539,310)	(90)	(3,770)	(857)	(64,891)	(442,260)	(29,437)

Net investment income (loss)	(3,191)	(539,310)	(19)	589	(857)	(64,891)	(442,260)	(16,521)
Realized gain (loss) on investments	8,799	1,172,522	(581)	321	3,068	814,110	2,355,718	(289,770)
Change in unrealized gain (loss) on investments	27,797	(589,315)	1,613	7,550	3,305	1,264,910	8,375,770	349,749

Net gain (loss) on investments	36,596	583,207	1,032	7,871	6,373	2,079,020	10,731,488	59,979

Reinvested capital gains	91	1,636,874	-	5,572	3,480	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,496	1,680,771	1,013	14,032	8,996	2,014,129	10,289,228	43,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR	OVHI3	OVHI4	OVHI
Reinvested dividends	$-	-	124,972	-	-	97,257	983,966	3,187
Mortality and expense risk charges (note 2)	(32,047)	(126,084)	(24,809)	(59,389)	(289,294)	(5,923)	(80,142)	(197)

Net investment income (loss)	(32,047)	(126,084)	100,163	(59,389)	(289,294)	91,334	903,824	2,990
Realized gain (loss) on investments	(342,665)	5,254,486	79,263	2,130,804	(5,416,237)	(71,063)	(593,671)	(47,209)
Change in unrealized gain (loss) on investments	1,202,582	(2,195,190)	(149,144)	90,670	4,221,023	39,989	364,056	46,555

Net gain (loss) on investments	859,917	3,059,296	(69,881)	2,221,474	(1,195,214)	(31,074)	(229,615)	(654)

Reinvested capital gains	-	-	78,829	-	4,042,343	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$827,870	2,933,212	109,111	2,162,085	2,557,835	60,260	674,209	2,336

Investment Activity:	OVHIS	ACVU2	AVBV2
Reinvested dividends	$393,915	-	-
Mortality and expense risk charges (note 2)	(29,394)	(29)	(23)

Net investment income (loss)	364,521	(29)	(23)
Realized gain (loss) on investments	(6,266,756)	1,983	652
Change in unrealized gain (loss) on investments	6,166,243	(1,235)	(133)

Net gain (loss) on investments	(100,513)	748	519

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,008	719	496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALMCS		ALVDAB		AFGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(868,382)	69,045,778	(4,669)	(5,149)	(9,240)	-	(26,584)	(47,382)
Realized gain (loss) on investments	138,736,108	(726,415)	(51,583)	(109,103)	438	-	137,504	107,972
Change in unrealized gain (loss) on investments	2,715,330,029	(953,196,565)	113,711	66,458	61,461	-	1,485,565	(602,435)
Reinvested capital gains	391,317,868	85,173,364	-	-	404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,515,623	(799,703,838)	57,459	(47,794)	53,063	-	1,596,485	(541,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,330,208,480	6,928,864,729	-	-	1,883,778	-	17,280	23,378
Transfers between funds	-	-	(21,165)	390	62,903	-	(65,976)	(68,084)
Redemptions	(3,178,018,419)	(2,865,907,300)	(27,091)	(11,918)	(8,605)	-	(590,226)	(627,123)
Annuity benefits	(1,609,188)	(1,665,603)	-	-	-	-	(641)	(641)
Contract maintenance charges (note 2)	(195,320,379)	(112,337,217)	(5)	(5)	-	-	(3,313)	(3,784)
Contingent deferred sales charges (note 2)	(20,085,587)	(20,837,633)	-	-	-	-	(147)	(493)
Adjustments to maintain reserves	(599,214)	(36,260)	4	(10)	10	-	542	403

Net equity transactions	934,575,693	3,928,080,716	(48,257)	(11,543)	1,938,086	-	(642,481)	(676,344)

Net change in contract owners’ equity	4,179,091,316	3,128,376,878	9,202	(59,337)	1,991,149	-	954,004	(1,218,189)
Contract owners’ equity beginning of period	29,793,903,432	26,665,526,554	393,138	452,475	-	-	9,763,807	10,981,996

Contract owners’ equity end of period	$33,972,994,748	29,793,903,432	402,340	393,138	1,991,149	-	10,717,811	9,763,807

CHANGES IN UNITS:
Beginning units	2,517,758,479	2,109,588,057	32,647	34,119	-	-	133,488	142,179
Units purchased	707,765,795	978,929,071	7,017	11,920	197,949	-	213	323
Units redeemed	(585,251,583)	(570,758,649)	(10,562)	(13,392)	(1,248)	-	(8,085)	(9,014)

Ending units	2,640,272,691	2,517,758,479	29,102	32,647	196,701	-	125,616	133,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AFHY		AVPAP2		AFGC		MLVGA3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$101,145	115,165	97,105	-	(1,282)	8,422	8,128	1,179,795
Realized gain (loss) on investments	75,394	(14,852)	(1)	-	15,531	5,208	876,600	749,851
Change in unrealized gain (loss) on investments	3,862	(38,230)	8,806	-	(36,013)	34,133	9,286,107	(11,963,314)
Reinvested capital gains	-	-	-	-	32,139	28,110	505,553	3,122,639

Net increase (decrease) in contract owners’ equity resulting from operations	180,401	62,083	105,910	-	10,375	75,873	10,676,388	(6,911,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,418	5,320	12,416,356	-	243	295	32,521,177	36,668,257
Transfers between funds	(960)	34,491	638,055	-	(67,812)	-	(1,839,954)	18,403,568
Redemptions	(34,272)	(75,948)	(54)	-	(69,830)	(71,880)	(10,954,494)	(9,998,731)
Annuity benefits	(1,401)	(1,378)	-	-	(241)	(239)	-	-
Contract maintenance charges (note 2)	(528)	(626)	-	-	(648)	(759)	(10,704)	(7,709)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(46,330)	(41,574)
Adjustments to maintain reserves	820	1,582	(30)	-	160	143	(604)	(388)

Net equity transactions	(34,923)	(36,559)	13,054,327	-	(138,128)	(72,440)	19,669,091	45,023,423

Net change in contract owners’ equity	145,478	25,524	13,160,237	-	(127,753)	3,433	30,345,479	38,112,394
Contract owners’ equity beginning of period	1,811,691	1,786,167	-	-	1,223,501	1,220,068	123,669,985	85,557,591

Contract owners’ equity end of period	$1,957,169	1,811,691	13,160,237	-	1,095,748	1,223,501	154,015,464	123,669,985

CHANGES IN UNITS:
Beginning units	37,304	37,078	-	-	34,457	36,578	10,016,317	6,572,107
Units purchased	104,321	90,954	1,300,946	-	7	9	3,778,528	5,150,285
Units redeemed	(105,771)	(90,728)	(5)	-	(3,876)	(2,130)	(2,264,223)	(1,706,075)

Ending units	35,854	37,304	1,300,941	-	30,588	34,457	11,530,622	10,016,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CHSMM		DSIF		DSIFS		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(121,636)	(120,529)	1,457,608	1,082,230	392,139	129,878	(207,312)	(176,425)
Realized gain (loss) on investments	-	-	8,840,652	9,814,474	(550,789)	(515,046)	2,295,367	1,091,291
Change in unrealized gain (loss) on investments	-	1	7,681,337	(10,918,941)	9,983,889	(50,354)	1,986,545	(981,875)
Reinvested capital gains	-	-	10,738,166	1,562,507	5,772,701	731,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,636)	(120,528)	28,717,763	1,540,270	15,597,940	296,089	4,074,600	(67,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,508,129	5,899,031	3,065,443	3,396,610	19,021,454	19,668,645	688,977	744,087
Transfers between funds	(3,233,511)	(2,113,449)	(1,571,346)	(6,861,391)	(3,519,032)	(1,130,490)	(191,678)	(416,395)
Redemptions	(4,770,359)	(3,082,925)	(31,854,859)	(31,422,859)	(13,537,724)	(13,755,888)	(5,313,891)	(6,194,893)
Annuity benefits	-	(18,553)	(61,740)	(66,675)	(35,545)	(37,700)	(2,701)	(2,620)
Contract maintenance charges (note 2)	(523)	(601)	(127,839)	(140,380)	(345,677)	(174,722)	(33,795)	(38,053)
Contingent deferred sales charges (note 2)	-	-	(22,120)	(38,071)	(68,980)	(94,351)	(7,779)	(5,122)
Adjustments to maintain reserves	37	17	136	1,853	(1,308)	(1,832)	154	(22)

Net equity transactions	(3,496,227)	683,520	(30,572,325)	(35,130,913)	1,513,188	4,473,662	(4,860,713)	(5,913,018)

Net change in contract owners’ equity	(3,617,863)	562,992	(1,854,562)	(33,590,643)	17,111,128	4,769,751	(786,113)	(5,980,027)
Contract owners’ equity beginning of period	14,443,732	13,880,740	210,978,801	244,569,444	114,015,519	109,245,768	39,114,157	45,094,184

Contract owners’ equity end of period	$10,825,869	14,443,732	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

CHANGES IN UNITS:
Beginning units	1,391,226	1,300,472	7,343,204	8,556,559	7,723,730	7,353,016	1,619,263	1,858,295
Units purchased	915,325	1,237,541	352,615	389,033	2,628,249	2,908,956	52,434	71,852
Units redeemed	(1,258,603)	(1,146,787)	(1,322,098)	(1,602,388)	(2,467,327)	(2,538,242)	(236,142)	(310,884)

Ending units	1,047,948	1,391,226	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,312)	-	(640)	33,356	(275,887)	(89,513)	(7,713)	-
Realized gain (loss) on investments	46	-	(100,939)	2,752	282,761	(8,647)	(227)	-
Change in unrealized gain (loss) on investments	13,126	-	1,065,413	(532,366)	3,353,709	(86,148)	58,225	-
Reinvested capital gains	672	-	-	-	-	-	7,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,532	-	963,834	(496,258)	3,360,583	(184,308)	58,154	-

Equity transactions:
Purchase payments received from contract owners (note 3)	525,929	-	2,964,602	3,677,562	5,933,771	6,391,741	1,015,995	-
Transfers between funds	38,549	-	(77,278)	2,682,926	(87,207)	7,402,818	467,222	-
Redemptions	(5,842)	-	(559,480)	(78,605)	(660,379)	(231,292)	(14,181)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53,651)	(5,005)	(113,462)	(12,964)	(1,207)	-
Contingent deferred sales charges (note 2)	(213)	-	(8,428)	(88)	(8,601)	(4,839)	(43)	-
Adjustments to maintain reserves	(19)	-	(12,722)	(102)	(308)	(98)	(45)	-

Net equity transactions	558,404	-	2,253,043	6,276,688	5,063,814	13,545,366	1,467,741	-

Net change in contract owners’ equity	570,936	-	3,216,877	5,780,430	8,424,397	13,361,058	1,525,895	-
Contract owners’ equity beginning of period	-	-	6,042,943	262,513	13,876,653	515,595	-	-

Contract owners’ equity end of period	$570,936	-	9,259,820	6,042,943	22,301,050	13,876,653	1,525,895	-

CHANGES IN UNITS:
Beginning units	-	-	672,762	25,460	1,261,261	45,685	-	-
Units purchased	57,507	-	486,457	674,086	1,124,800	1,424,829	157,701	-
Units redeemed	(1,539)	-	(242,204)	(26,784)	(707,856)	(209,253)	(4,169)	-

Ending units	55,968	-	917,015	672,762	1,678,205	1,261,261	153,532	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(235,579)	-	(30,973)	1,488	133,562	109,249	(1,249,124)	(1,490,840)
Realized gain (loss) on investments	(159,601)	-	518,272	821,086	(143,799)	191,639	(162,263)	(2,104,706)
Change in unrealized gain (loss) on investments	(336,503)	-	934,965	(774,058)	446,216	(843,088)	25,949,401	(5,636,839)
Reinvested capital gains	6,819	-	-	-	817,709	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,864)	-	1,422,264	48,516	1,253,688	24,108	24,538,014	(9,232,385)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,549	-	228,612	43,629	36,509	101,300	14,847,992	19,549,331
Transfers between funds	23,476,825	-	3,530,039	573,079	860,490	26,667	2,891,518	(15,615,474)
Redemptions	(1,677,803)	-	(752,613)	(1,457,349)	(1,231,066)	(2,267,313)	(11,597,332)	(10,902,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73,943)	-	(3,007)	(2,558)	(912)	(990)	(560,583)	(342,751)
Contingent deferred sales charges (note 2)	(13,754)	-	(839)	(1,168)	(793)	(3,097)	(87,428)	(79,193)
Adjustments to maintain reserves	(778)	-	(106)	(52)	(108)	(251)	(1,361)	(1,561)

Net equity transactions	22,123,096	-	3,002,086	(844,419)	(335,880)	(2,143,684)	5,492,806	(7,392,165)

Net change in contract owners’ equity	21,398,232	-	4,424,350	(795,903)	917,808	(2,119,576)	30,030,820	(16,624,550)
Contract owners’ equity beginning of period	-	-	5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332

Contract owners’ equity end of period	$21,398,232	-	10,278,714	5,854,364	11,759,269	10,841,461	141,268,602	111,237,782

CHANGES IN UNITS:
Beginning units	-	-	404,489	463,358	655,718	781,885	8,157,179	8,528,417
Units purchased	2,554,821	-	318,277	108,536	101,324	144,938	2,927,685	2,494,702
Units redeemed	(353,468)	-	(125,130)	(167,405)	(119,775)	(271,105)	(2,553,083)	(2,865,940)

Ending units	2,201,353	-	597,636	404,489	637,267	655,718	8,531,781	8,157,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MNDSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(178,769)	(26,666)	(263,818)	(72,339)	(120,648)	(145,396)	(11,114)	-
Realized gain (loss) on investments	722,606	108,743	(2,758,370)	697,687	658,949	520,546	(2,784)	-
Change in unrealized gain (loss) on investments	(386,687)	(275,263)	(8,234,841)	(3,494,518)	312,080	(460,050)	46,713	-
Reinvested capital gains	-	-	9,366,961	73,862	437,026	-	72,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,150	(193,186)	(1,890,068)	(2,795,308)	1,287,407	(84,900)	105,503	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,683,387	-	1,841,470	-	118,124	84,705	1,086,920	-
Transfers between funds	14,842,401	(47,704)	82,450,932	(332,117)	(434,498)	(386,434)	1,392,940	-
Redemptions	(1,110,909)	(211,711)	(6,933,784)	(1,015,321)	(2,206,573)	(2,227,412)	(31,399)	-
Annuity benefits	(449)	(461)	(11,180)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,414)	(1,735)	(13,829)	(3,907)	(1,078)	(1,166)	(2,197)	-
Contingent deferred sales charges (note 2)	(1,980)	(121)	(30,108)	(724)	(3,605)	(10,543)	(73)	-
Adjustments to maintain reserves	(3,526)	(695)	(102,897)	(121)	(3,887)	(442)	(55)	-

Net equity transactions	15,405,510	(262,427)	77,200,604	(1,352,190)	(2,531,517)	(2,541,292)	2,446,136	-

Net change in contract owners’ equity	15,562,660	(455,613)	75,310,536	(4,147,498)	(1,244,110)	(2,626,192)	2,551,639	-
Contract owners’ equity beginning of period	1,755,826	2,211,439	5,139,442	9,286,940	9,464,140	12,090,332	-	-

Contract owners’ equity end of period	$17,318,486	1,755,826	80,449,978	5,139,442	8,220,030	9,464,140	2,551,639	-

CHANGES IN UNITS:
Beginning units	378,492	429,603	391,151	470,786	638,301	809,425	-	-
Units purchased	2,703,521	-	5,034,442	4,058	85,002	112,082	293,271	-
Units redeemed	(679,788)	(51,111)	(1,186,406)	(83,693)	(242,886)	(283,206)	(43,172)	-

Ending units	2,402,225	378,492	4,239,187	391,151	480,417	638,301	250,099	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MVIVSC		MSVFI		MSVF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(750,140)	(1,453,951)	(54,039)	(118,611)	47,324	37,813	548,234	403,201
Realized gain (loss) on investments	21,454,078	12,847,215	826,506	346,428	55,941	(403)	353,338	(12,527)
Change in unrealized gain (loss) on investments	18,997,367	(17,119,075)	8,039,702	(1,804,417)	8,816	30,757	535,842	422,448
Reinvested capital gains	2,388,656	1,274,247	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,089,961	(4,451,564)	8,812,169	(1,576,600)	112,081	68,167	1,437,414	813,122

Equity transactions:
Purchase payments received from contract owners (note 3)	20,769,221	33,239,620	18,099,412	24,913,927	15,352	24,813	110,504	224,748
Transfers between funds	(29,136,073)	(13,983,358)	4,486,866	12,845,954	30,512	17,119	(83,468)	(1,258,799)
Redemptions	(40,523,464)	(36,189,614)	(3,003,388)	(1,063,394)	(329,097)	(497,769)	(2,756,267)	(2,787,979)
Annuity benefits	(6,559)	(6,096)	-	-	-	-	(7,711)	(7,537)
Contract maintenance charges (note 2)	(1,467,206)	(1,136,632)	(502,127)	(133,248)	(484)	(542)	(23,111)	(22,307)
Contingent deferred sales charges (note 2)	(213,614)	(283,580)	(32,725)	(9,665)	(63)	(881)	(10,791)	(10,959)
Adjustments to maintain reserves	(1,221)	(695)	(659)	(703)	(10)	(59)	(352)	(448)

Net equity transactions	(50,578,916)	(18,360,355)	19,047,379	36,552,871	(283,790)	(457,319)	(2,771,196)	(3,863,281)

Net change in contract owners’ equity	(8,488,955)	(22,811,919)	27,859,548	34,976,271	(171,709)	(389,152)	(1,333,782)	(3,050,159)
Contract owners’ equity beginning of period	317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

Contract owners’ equity end of period	$308,714,664	317,203,619	77,870,623	50,011,075	1,420,643	1,592,352	18,558,710	19,892,492

CHANGES IN UNITS:
Beginning units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566
Units purchased	3,204,311	4,814,723	3,218,364	4,208,756	36,116	44,314	169,763	177,271
Units redeemed	(6,069,568)	(5,779,654)	(1,469,018)	(790,731)	(60,345)	(85,718)	(400,726)	(517,903)

Ending units	16,598,824	19,464,081	6,568,051	4,818,705	114,987	139,216	1,488,971	1,719,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSEMB		VKVGR2		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$53,000	81,900	13,471	21,703	(205)	120	(181)	(246)
Realized gain (loss) on investments	83,327	(17,129)	13,137	(5,537)	15	(932)	1,327	16,620
Change in unrealized gain (loss) on investments	399,647	100,551	124,714	26,669	4,157	-	4,271	(13,932)
Reinvested capital gains	-	41,069	-	11,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	535,974	206,391	151,322	54,458	3,967	(812)	5,417	2,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(290)	(5,026)
Transfers between funds	(55,969)	(103,024)	(36,747)	(22,519)	55,729	923	116	(9,705)
Redemptions	(663,484)	(524,425)	(123,745)	(145,671)	-	(111)	-	122
Annuity benefits	-	-	-	-	-	-	(2,964)	(10,076)
Contract maintenance charges (note 2)	(1,974)	(2,167)	(194)	(202)	-	-	174	-
Contingent deferred sales charges (note 2)	(191)	(425)	(69)	(31)	-	-	-	-
Adjustments to maintain reserves	(128)	(78)	(67)	(115)	(2)	-	(3,173)	(349)

Net equity transactions	(721,746)	(630,119)	(160,822)	(168,538)	55,727	812	(6,137)	(25,034)

Net change in contract owners’ equity	(185,772)	(423,728)	(9,500)	(114,080)	59,694	-	(720)	(22,592)
Contract owners’ equity beginning of period	3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

Contract owners’ equity end of period	$3,393,878	3,579,650	1,006,127	1,015,627	59,694	-	34,359	35,079

CHANGES IN UNITS:
Beginning units	146,190	172,642	47,925	56,191	-	-	-	312
Units purchased	-	-	652	3,278	6,184	592	9	-
Units redeemed	(27,053)	(26,452)	(7,693)	(11,544)	-	(592)	(9)	(312)

Ending units	119,137	146,190	40,884	47,925	6,184	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVREB		NVAMV1		NVAMV2		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40)	(52)	(199,091)	146,762	(1,107,937)	(95,811)	(8,338,498)	(8,748,128)
Realized gain (loss) on investments	1,393	1,852	721,869	263,334	1,648,201	1,161,400	2,290,785	179,686
Change in unrealized gain (loss) on investments	(832)	(1,461)	3,809,786	(891,778)	11,016,530	(3,017,896)	447,347,736	(16,676,602)
Reinvested capital gains	-	-	2,037,600	137,253	5,941,559	380,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	521	339	6,370,164	(344,429)	17,498,353	(1,571,544)	441,300,023	(25,245,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	(39,125)	39,388	707,015	1,083,684	7,568,117	14,533,385	555,891,246	1,022,701,603
Transfers between funds	39,208	(39,388)	(2,237,375)	(4,593,749)	(13,306,562)	(8,210,128)	(794,538)	(19,901,350)
Redemptions	-	-	(8,009,308)	(8,757,056)	(15,656,987)	(16,344,346)	(162,680,418)	(89,968,002)
Annuity benefits	(772)	(4,488)	(3,039)	(6,521)	(17,994)	(10,473)	(3,539)	(2,813)
Contract maintenance charges (note 2)	(2)	-	(23,606)	(26,400)	(519,924)	(373,450)	(31,014,092)	(17,081,920)
Contingent deferred sales charges (note 2)	-	-	(12,827)	(20,419)	(102,646)	(169,835)	(1,925,134)	(1,586,944)
Adjustments to maintain reserves	39	297	305	10,944	(2,308)	7,749	(3,790)	11,723

Net equity transactions	(652)	(4,191)	(9,578,835)	(12,309,517)	(22,038,304)	(10,567,098)	359,469,735	894,172,297

Net change in contract owners’ equity	(131)	(3,852)	(3,208,671)	(12,653,946)	(4,539,951)	(12,138,642)	800,769,758	868,927,253
Contract owners’ equity beginning of period	4,945	8,797	52,140,929	64,794,875	147,342,084	159,480,726	3,003,377,639	2,134,450,386

Contract owners’ equity end of period	$4,814	4,945	48,932,258	52,140,929	142,802,133	147,342,084	3,804,147,397	3,003,377,639

CHANGES IN UNITS:
Beginning units	27	27	3,763,621	4,645,835	10,757,342	11,529,269	298,878,335	211,427,824
Units purchased	3,308	3,393	90,321	190,825	1,096,504	2,206,410	64,730,700	108,345,137
Units redeemed	(3,308)	(3,393)	(732,333)	(1,073,039)	(2,609,098)	(2,978,337)	(31,751,402)	(20,894,626)

Ending units	27	27	3,121,609	3,763,621	9,244,748	10,757,342	331,857,633	298,878,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,498,446	3,908,167	(862,120)	(722,081)	(2,891,341)	(2,618,040)	(6,605,075)	(6,805,173)
Realized gain (loss) on investments	1,371,324	(1,256,608)	(2,448,582)	(1,933,212)	(6,153,775)	(4,169,992)	(861,974)	(3,749,693)
Change in unrealized gain (loss) on investments	27,197,053	33,880,415	27,321,376	(9,782,123)	40,496,020	(5,714,866)	166,394,063	(23,884,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,066,823	36,531,974	24,010,674	(12,437,416)	31,450,904	(12,502,898)	158,927,014	(34,439,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	218,970,652	285,562,009	16,473,773	26,636,675	25,867,731	39,921,287	229,516,424	294,865,946
Transfers between funds	52,628,071	(16,771,794)	(3,349,337)	1,437,876	(15,951,353)	2,035,175	(42,981,040)	(2,762,862)
Redemptions	(86,431,007)	(45,389,095)	(10,357,687)	(10,836,924)	(16,607,631)	(17,512,597)	(83,952,247)	(36,401,236)
Annuity benefits	(34,683)	(8,783)	(7,605)	(6,220)	(4,750)	(4,604)	(2,114)	(1,723)
Contract maintenance charges (note 2)	(8,552,540)	(5,087,949)	(623,287)	(343,966)	(887,303)	(546,272)	(8,657,851)	(4,760,859)
Contingent deferred sales charges (note 2)	(702,188)	(834,019)	(92,408)	(100,775)	(134,622)	(146,169)	(701,559)	(758,413)
Adjustments to maintain reserves	(2,749)	8,251	(919)	246	(956)	(1,575)	(3,843)	(8,140)

Net equity transactions	175,875,556	217,478,620	2,042,530	16,786,912	(7,718,884)	23,745,245	93,217,770	250,172,713

Net change in contract owners’ equity	211,942,379	254,010,594	26,053,204	4,349,496	23,732,020	11,242,347	252,144,784	215,732,859
Contract owners’ equity beginning of period	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320	1,005,300,580	789,567,721

Contract owners’ equity end of period	$1,236,578,634	1,024,636,255	142,585,146	116,531,942	226,797,687	203,065,667	1,257,445,364	1,005,300,580

CHANGES IN UNITS:
Beginning units	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092	125,082,554	94,709,952
Units purchased	30,111,228	34,301,944	2,742,837	4,450,308	4,106,547	7,194,972	32,142,445	43,246,817
Units redeemed	(15,034,268)	(14,570,903)	(2,537,602)	(2,806,314)	(4,853,312)	(4,714,678)	(21,788,014)	(12,874,215)

Ending units	106,649,138	91,572,178	11,903,007	11,697,772	21,178,621	21,925,386	135,436,985	125,082,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		HIBF		HIBF3		GEM		GEM2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	392,123	535,443	6,458,219	5,630,792	(1,917)	(2,787)	(14,700)	(17,020)
Realized gain (loss) on investments		(184,587)	(418,585)	854,689	3,775,393	(55,685)	(39,549)	(245,677)	(27,864)
Change in unrealized gain (loss) on investments		585,028	72,641	3,950,323	(7,065,820)	100,996	(57,044)	437,185	(377,713)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		792,564	189,499	11,263,231	2,340,365	43,394	(99,380)	176,808	(422,597)

Equity transactions:
Purchase payments received from contract owners (note 3)		29	88	9,123,520	8,068,539	-	-	(49)	-
Transfers between funds		(302,180)	(405,304)	(5,804,309)	1,732,584	(20,766)	(38,817)	(82,436)	(24,169)
Redemptions		(1,280,655)	(1,796,036)	(10,697,689)	(10,518,180)	(109,494)	(45,592)	(278,702)	(268,987)
Annuity benefits		(305)	(277)	(10,309)	(9,871)	(552)	(641)	-	-
Contract maintenance charges (note 2)		(979)	(1,095)	(6,897)	(6,233)	(112)	(135)	(325)	(424)
Contingent deferred sales charges (note 2)		(468)	(6,939)	(56,633)	(55,427)	(1)	(3)	(163)	(206)
Adjustments to maintain reserves		(264)	(254)	(788)	(469)	(311)	(378)	(47)	(97)

Net equity transactions		(1,584,822)	(2,209,817)	(7,453,105)	(789,057)	(131,236)	(85,566)	(361,722)	(293,883)

Net change in contract owners’ equity		(792,258)	(2,020,318)	3,810,126	1,551,308	(87,842)	(184,946)	(184,914)	(716,480)
Contract owners’ equity beginning of period		6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314	1,272,348	1,988,828

Contract owners’ equity end of period	$	6,046,751	6,839,009	101,012,332	97,202,206	209,526	297,368	1,087,434	1,272,348

CHANGES IN UNITS:
Beginning units		405,899	540,532	7,233,930	7,280,016	14,503	18,106	44,117	52,785
Units purchased		25,324	98,053	4,079,407	5,368,529	-	-	284	6,775
Units redeemed		(113,815)	(232,686)	(4,651,621)	(5,414,615)	(5,886)	(3,603)	(11,742)	(15,443)

Ending units		317,408	405,899	6,661,716	7,233,930	8,617	14,503	32,659	44,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GEM6		GIG		GIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204,875)	(203,521)	(661,084)	(588,128)	(160)	12	(131,392)	(27,196)
Realized gain (loss) on investments	(1,521,297)	(7,675,076)	(112,087)	(9,626,946)	1,059	1,071	796,615	(367,298)
Change in unrealized gain (loss) on investments	5,076,471	(1,496)	7,071,298	(3,988,277)	4,074	(5,750)	2,629,444	(2,872,659)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,350,299	(7,880,093)	6,298,127	(14,203,351)	4,973	(4,667)	3,294,667	(3,267,153)

Equity transactions:
Purchase payments received from contract owners (note 3)	526,430	1,215,053	8,201,646	8,115,744	(1)	-	338,218	374,330
Transfers between funds	(1,443,011)	(4,735,882)	(303,727)	(6,626,973)	3	-	(822,168)	68,727
Redemptions	(3,680,267)	(5,376,932)	(5,713,863)	(6,914,453)	(2,680)	(3,192)	(3,685,324)	(4,855,542)
Annuity benefits	(2,519)	(5,571)	(1,942)	-	-	-	(6,662)	(7,239)
Contract maintenance charges (note 2)	(11,372)	(14,203)	(6,353)	(6,825)	(28)	(36)	(11,280)	(12,937)
Contingent deferred sales charges (note 2)	(4,444)	(13,866)	(46,339)	(54,086)	-	-	(2,895)	(5,979)
Adjustments to maintain reserves	(2,146)	442	(1,320)	(754)	2	(31)	(669)	13,825

Net equity transactions	(4,617,329)	(8,930,959)	2,128,102	(5,487,347)	(2,704)	(3,259)	(4,190,780)	(4,424,815)

Net change in contract owners’ equity	(1,267,030)	(16,811,052)	8,426,229	(19,690,698)	2,269	(7,926)	(896,113)	(7,691,968)
Contract owners’ equity beginning of period	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672	25,375,025	33,066,993

Contract owners’ equity end of period	$22,205,647	23,472,677	52,314,937	43,888,708	38,015	35,746	24,478,912	25,375,025

CHANGES IN UNITS:
Beginning units	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675	1,510,544	1,753,932
Units purchased	146,794	164,028	1,061,571	832,414	-	-	39,976	163,083
Units redeemed	(342,885)	(502,603)	(954,916)	(1,124,728)	(218)	(289)	(272,782)	(406,471)

Ending units	878,960	1,075,051	2,705,132	2,598,477	3,168	3,386	1,277,738	1,510,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(243,715)	(92,134)	44,582	(679,303)	(39,904)	(259,705)	(548)	(13,457)
Realized gain (loss) on investments	851,907	940,738	1,080,857	1,984,473	(455,722)	(94,216)	7,638	371,873
Change in unrealized gain (loss) on investments	2,479,899	(3,620,754)	4,089,975	(13,163,847)	2,125,262	(3,503,958)	199,359	(540,513)
Reinvested capital gains	-	-	5,060,113	677,844	1,691,067	204,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,088,091	(2,772,150)	10,275,527	(11,180,833)	3,320,703	(3,653,133)	206,449	(182,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,460	3,317,466	891,891	1,158,627	4,044,040	8,997,765	271,583	158,705
Transfers between funds	(2,473,355)	4,116,297	(3,073,354)	(2,704,805)	(5,594,507)	1,402,105	171,156	422,185
Redemptions	(2,193,911)	(1,711,231)	(10,231,572)	(11,882,578)	(1,089,967)	(1,499,636)	(367,735)	(253,130)
Annuity benefits	-	-	(26,271)	(14,716)	-	-	-	-
Contract maintenance charges (note 2)	(114,906)	(72,967)	(37,938)	(45,683)	(169,882)	(85,748)	(1,150)	(1,063)
Contingent deferred sales charges (note 2)	(27,879)	(9,039)	(6,764)	(23,422)	(11,239)	(20,043)	(1,692)	(748)
Adjustments to maintain reserves	(500)	254	(241)	(1,792)	(426)	(501)	(65)	(62)

Net equity transactions	(2,685,091)	5,640,780	(12,484,249)	(13,514,369)	(2,821,981)	8,793,942	72,097	325,887

Net change in contract owners’ equity	403,000	2,868,630	(2,208,722)	(24,695,202)	498,722	5,140,809	278,546	143,790
Contract owners’ equity beginning of period	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437	2,108,691	1,964,901

Contract owners’ equity end of period	$24,533,603	24,130,603	70,487,265	72,695,987	24,154,968	23,656,246	2,387,237	2,108,691

CHANGES IN UNITS:
Beginning units	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346	227,602	202,690
Units purchased	637,277	1,682,280	177,927	426,205	750,979	2,297,649	67,491	222,042
Units redeemed	(1,008,477)	(908,350)	(1,680,167)	(2,010,909)	(1,104,847)	(1,302,676)	(60,956)	(197,130)

Ending units	3,157,577	3,528,777	7,916,101	9,418,341	2,768,451	3,122,319	234,137	227,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,118,682)	(2,110,130)	(152,909)	72,768	(694,551)	8,682,845	(4,348,829)	11,584,199
Realized gain (loss) on investments	3,158,170	2,257,917	243,862	1,378,893	931,324	11,907	1,903,568	(157,807)
Change in unrealized gain (loss) on investments	13,354,018	(6,887,748)	2,194,034	(3,956,192)	104,996,734	(52,411,470)	217,317,898	(121,757,876)
Reinvested capital gains	-	-	1,042,883	355,769	18,208,571	7,339,091	33,278,540	10,895,379

Net increase (decrease) in contract owners’ equity resulting from operations	15,393,506	(6,739,961)	3,327,870	(2,148,762)	123,442,078	(36,377,627)	248,151,177	(99,436,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,920,646	10,710,831	4,663,127	4,788,842	305,604,539	404,792,668	284,605,039	835,255,553
Transfers between funds	(18,555,862)	(8,201,985)	(821,390)	706,694	(10,096,718)	12,410,216	(27,496,657)	5,991,743
Redemptions	(23,426,724)	(22,992,218)	(1,493,504)	(2,807,771)	(105,099,933)	(36,141,060)	(56,642,630)	(39,667,171)
Annuity benefits	(2,866)	(2,781)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(748,295)	(693,349)	(4,180)	(4,030)	(11,329,322)	(6,029,010)	(22,726,905)	(11,209,805)
Contingent deferred sales charges (note 2)	(133,120)	(204,935)	(17,022)	(35,767)	(896,257)	(648,042)	(1,074,108)	(839,931)
Adjustments to maintain reserves	(1,047)	(1,300)	(264)	162	(1,146)	(4,664)	151	(11,290)

Net equity transactions	(37,947,268)	(21,385,737)	2,326,767	2,648,130	178,181,163	374,380,108	176,664,890	789,519,099

Net change in contract owners’ equity	(22,553,762)	(28,125,698)	5,654,637	499,368	301,623,241	338,002,481	424,816,067	690,082,994
Contract owners’ equity beginning of period	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574	1,993,782,374	1,303,699,380

Contract owners’ equity end of period	$152,403,119	174,956,881	28,162,711	22,508,074	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374

CHANGES IN UNITS:
Beginning units	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946	215,720,584	134,184,859
Units purchased	2,627,837	5,214,783	660,100	1,042,514	38,695,997	46,164,222	35,891,174	96,316,816
Units redeemed	(6,609,748)	(7,236,944)	(404,096)	(782,903)	(21,896,292)	(9,163,287)	(17,843,167)	(14,781,091)

Ending units	15,266,456	19,248,367	2,931,734	2,675,730	145,128,586	128,328,881	233,768,591	215,720,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,445,058	4,696,475	(1,534,125)	12,982,809	(1,630,908)	2,735,374	1,253,216	4,907,986
Realized gain (loss) on investments	7,877,727	4,943,425	1,264,985	(334,802)	2,992,692	(339,662)	1,394,135	567,042
Change in unrealized gain (loss) on investments	16,786,044	(14,006,408)	174,246,357	(95,093,111)	32,114,038	(29,035,553)	35,932,206	(17,845,617)
Reinvested capital gains	9,671,320	2,688,951	33,776,138	11,062,859	9,486,110	3,343,151	12,080,603	2,968,535

Net increase (decrease) in contract owners’ equity resulting from operations	36,780,149	(1,677,557)	207,753,355	(71,382,245)	42,961,932	(23,296,690)	50,660,160	(9,402,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,728,941	158,098,491	295,118,909	700,007,455	13,248,220	12,840,436	141,556,880	186,647,527
Transfers between funds	60,099,790	81,061,529	(17,371,631)	10,111,955	(5,418,477)	1,115,152	12,539,130	2,560,929
Redemptions	(39,168,728)	(29,740,793)	(81,479,867)	(85,249,293)	(22,393,673)	(25,119,040)	(32,077,247)	(22,226,014)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,015,007)	(3,509,652)	(19,769,111)	(10,593,475)	(2,094,689)	(2,099,688)	(5,691,151)	(3,143,421)
Contingent deferred sales charges (note 2)	(789,576)	(447,860)	(1,429,635)	(1,125,118)	(150,041)	(247,980)	(490,489)	(348,014)
Adjustments to maintain reserves	(680)	(817)	(1,086)	(5,148)	(558)	(350)	(838)	(1,740)

Net equity transactions	142,854,740	205,460,898	175,067,579	613,146,376	(16,809,218)	(13,511,470)	115,836,285	163,489,267

Net change in contract owners’ equity	179,634,889	203,783,341	382,820,934	541,764,131	26,152,714	(36,808,160)	166,496,445	154,087,213
Contract owners’ equity beginning of period	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041	556,682,830	402,595,617

Contract owners’ equity end of period	$761,069,541	581,434,652	2,246,273,889	1,863,452,955	369,237,595	343,084,881	723,179,275	556,682,830

CHANGES IN UNITS:
Beginning units	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331	54,955,819	39,080,002
Units purchased	27,849,330	30,573,061	36,303,091	86,188,702	2,607,358	3,393,666	17,896,066	22,612,236
Units redeemed	(14,865,778)	(11,246,256)	(18,961,252)	(24,446,555)	(4,351,799)	(4,884,168)	(6,985,084)	(6,736,419)

Ending units	67,968,499	54,984,947	212,166,284	194,824,445	36,890,388	38,634,829	65,866,801	54,955,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$61,908	44,297	1,121,341	1,256,413	279,997	319,966	56,106	(238,124)
Realized gain (loss) on investments	59,181	22,771	3,220,408	2,344,806	597,281	351,008	219,120	(5,175,956)
Change in unrealized gain (loss) on investments	44,851	40,974	1,968,847	2,615,526	712,067	752,471	14,628,968	4,619,978
Reinvested capital gains	20,878	-	791,448	-	883,698	36,533	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,818	108,042	7,102,044	6,216,745	2,473,043	1,459,978	14,904,194	(794,102)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,307	165,016	7,013,416	7,763,878	7,150,138	11,563,400	1,365,258	1,954,192
Transfers between funds	819,191	542,575	2,743,856	(10,323,196)	2,126,964	3,499,028	(2,409,616)	(3,607,632)
Redemptions	(619,450)	(396,735)	(24,390,445)	(20,295,386)	(3,573,589)	(2,756,305)	(17,861,217)	(18,364,044)
Annuity benefits	-	-	(2,224)	(1,920)	-	-	(52,117)	(67,453)
Contract maintenance charges (note 2)	(1,043)	(865)	(505,107)	(466,440)	(261,967)	(128,141)	(91,462)	(103,337)
Contingent deferred sales charges (note 2)	(578)	(697)	(113,843)	(151,259)	(31,128)	(16,056)	(9,038)	(18,270)
Adjustments to maintain reserves	(52)	(70)	(922)	(1,004)	(490)	(508)	(38,864)	13,528

Net equity transactions	339,375	309,224	(15,255,269)	(23,475,327)	5,409,928	12,161,418	(19,097,056)	(20,193,016)

Net change in contract owners’ equity	526,193	417,266	(8,153,225)	(17,258,582)	7,882,971	13,621,396	(4,192,862)	(20,987,118)
Contract owners’ equity beginning of period	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406	123,961,912	144,949,030

Contract owners’ equity end of period	$3,289,537	2,763,344	119,408,505	127,561,730	48,657,773	40,774,802	119,769,050	123,961,912

CHANGES IN UNITS:
Beginning units	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048	2,459,013	2,827,396
Units purchased	166,150	135,519	3,784,767	3,574,509	1,464,689	2,299,623	30,884	51,660
Units redeemed	(138,020)	(110,325)	(5,099,034)	(5,660,920)	(1,037,763)	(1,311,844)	(393,274)	(420,043)

Ending units	263,240	235,110	9,816,211	11,130,478	3,683,753	3,256,827	2,096,623	2,459,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		CAF		CAF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(966,450)	(1,559,402)	2,154,657	5,741,612	(263,051)	(259,785)	(109,462)	19,474
Realized gain (loss) on investments	1,917,002	(11,738,465)	3,564,812	2,212,745	2,511,788	2,398,610	263,424	(16,121)
Change in unrealized gain (loss) on investments	17,355,660	12,680,009	(12,227,239)	14,767,389	1,680,857	(2,806,152)	1,293,160	139,364
Reinvested capital gains	-	-	12,510,903	1,336,507	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,306,212	(617,858)	6,003,133	24,058,253	3,929,594	(667,327)	1,447,122	142,717

Equity transactions:
Purchase payments received from contract owners (note 3)	3,074,134	3,279,098	15,209,610	18,346,424	832,102	642,476	8,400,120	6,515,616
Transfers between funds	(15,514,929)	(10,072,890)	3,539,091	(23,095,419)	224,888	686,393	3,799,569	3,652,806
Redemptions	(23,698,491)	(23,548,338)	(62,025,466)	(60,738,031)	(4,552,509)	(4,991,713)	(442,822)	(39,194)
Annuity benefits	(1,991)	(1,811)	(20,244)	(25,894)	(21,484)	(8,554)	-	-
Contract maintenance charges (note 2)	(623,028)	(631,351)	(1,113,852)	(1,046,615)	(29,426)	(32,525)	(113,766)	(4,421)
Contingent deferred sales charges (note 2)	(137,206)	(196,285)	(262,521)	(346,713)	(4,134)	(7,399)	(6,191)	(552)
Adjustments to maintain reserves	(1,020)	(904)	(70)	1,121	1,640	448	(286)	(44)

Net equity transactions	(36,902,531)	(31,172,481)	(44,673,452)	(66,905,127)	(3,548,923)	(3,710,874)	11,636,624	10,124,211

Net change in contract owners’ equity	(18,596,319)	(31,790,339)	(38,670,319)	(42,846,874)	380,671	(4,378,201)	13,083,746	10,266,928
Contract owners’ equity beginning of period	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330	10,266,928	-

Contract owners’ equity end of period	$148,920,590	167,516,909	368,510,740	407,181,059	32,195,800	31,815,129	23,350,674	10,266,928

CHANGES IN UNITS:
Beginning units	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649	1,133,015	-
Units purchased	1,340,895	1,942,302	7,765,453	7,933,130	116,583	164,317	1,601,830	1,219,798
Units redeemed	(3,945,706)	(4,134,398)	(10,442,113)	(12,865,158)	(290,760)	(363,300)	(434,331)	(86,783)

Ending units	9,811,244	12,416,055	22,621,715	25,298,375	1,556,489	1,730,666	2,300,514	1,133,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$187,558	210,737	(1,046,585)	(109,857)	2,806,650	2,354,465	3,446,468	3,825,946
Realized gain (loss) on investments	683,249	(495,803)	(20,460,551)	(16,491,307)	816,706	227,017	8,137,343	1,661,708
Change in unrealized gain (loss) on investments	2,110,133	(2,856,612)	54,304,973	310,490	32,818,918	(6,890,276)	79,591,523	(29,486,529)
Reinvested capital gains	-	-	-	-	6,606,231	513,222	13,157,136	677,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,980,940	(3,141,678)	32,797,837	(16,290,674)	43,048,505	(3,795,572)	104,332,470	(23,321,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800,028	3,526,416	7,299,542	4,610,804	212,722,775	218,095,273	211,290,678	501,218,133
Transfers between funds	(2,399,959)	3,941,371	(12,755,664)	(10,678,043)	16,484,249	17,074,496	(5,341,671)	14,170,521
Redemptions	(1,064,430)	(1,199,126)	(62,022,844)	(54,500,702)	(30,211,093)	(13,470,230)	(21,714,871)	(10,719,464)
Annuity benefits	-	-	(20,626)	(14,469)	-	-	-	-
Contract maintenance charges (note 2)	(78,279)	(41,652)	(47,813)	(56,770)	(5,108,071)	(2,285,245)	(11,354,282)	(4,370,123)
Contingent deferred sales charges (note 2)	(5,105)	(11,669)	(154,314)	(298,822)	(481,129)	(244,911)	(566,068)	(233,739)
Adjustments to maintain reserves	(421)	(432)	514	4,963	(713)	(3,091)	(723)	(6,684)

Net equity transactions	(1,748,166)	6,214,908	(67,701,205)	(60,933,039)	193,406,018	219,166,292	172,313,063	500,058,644

Net change in contract owners’ equity	1,232,774	3,073,230	(34,903,368)	(77,223,713)	236,454,523	215,370,720	276,645,533	476,736,979
Contract owners’ equity beginning of period	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201	906,298,809	429,561,830

Contract owners’ equity end of period	$20,283,307	19,050,533	229,389,373	264,292,741	725,544,444	489,089,921	1,182,944,342	906,298,809

CHANGES IN UNITS:
Beginning units	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236	69,667,022	32,219,088
Units purchased	598,836	1,217,445	2,816,095	2,345,472	21,729,282	20,322,615	19,767,966	42,034,142
Units redeemed	(815,253)	(507,072)	(6,859,007)	(6,123,371)	(6,876,448)	(2,796,148)	(7,219,505)	(4,586,208)

Ending units	2,316,939	2,533,356	12,793,695	16,836,607	54,359,537	39,506,703	82,215,483	69,667,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,411,848	3,720,985	1,031,380	11,476,690	(1,546,814)	4,752,843	651,506	4,466,943
Realized gain (loss) on investments	18,247	(261,080)	476,528	280,095	(26,211,464)	(20,510,261)	375,493	(461,714)
Change in unrealized gain (loss) on investments	9,664,365	1,117,885	210,082,299	(51,379,389)	167,505,085	(33,685,157)	43,380,593	(1,357,344)
Reinvested capital gains	8,323,406	1,557,894	-	-	-	-	3,269,186	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,417,866	6,135,684	211,590,207	(39,622,604)	139,746,807	(49,442,575)	47,676,778	2,647,885

Equity transactions:
Purchase payments received from contract owners (note 3)	134,085,096	138,254,369	215,033,838	397,119,283	16,822,585	18,909,283	110,990,931	127,648,171
Transfers between funds	58,791,548	43,980,204	(28,611,651)	(73,223,684)	(36,487,977)	(31,103,442)	2,410,839	11,037,413
Redemptions	(54,250,761)	(44,261,619)	(301,137,174)	(366,727,754)	(188,240,199)	(163,811,995)	(117,582,496)	(80,845,288)
Annuity benefits	(11,627)	(11,690)	(113,054)	(109,135)	-	(29,982)	(113,564)	(117,861)
Contract maintenance charges (note 2)	(4,745,432)	(2,449,428)	(13,869,457)	(8,911,084)	(4,411,971)	(4,458,196)	(4,287,001)	(2,644,876)
Contingent deferred sales charges (note 2)	(682,683)	(546,307)	(1,684,233)	(2,201,178)	(927,560)	(1,414,009)	(485,575)	(664,390)
Adjustments to maintain reserves	(853)	(1,060)	(1,034)	1,928	(1,238)	3,437	(200)	(1,664)

Net equity transactions	133,185,288	134,964,469	(130,382,765)	(54,051,624)	(213,246,360)	(181,904,904)	(9,067,066)	54,411,505

Net change in contract owners’ equity	153,603,154	141,100,153	81,207,442	(93,674,228)	(73,499,553)	(231,347,479)	38,609,712	57,059,390
Contract owners’ equity beginning of period	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794	756,335,353	699,275,963

Contract owners’ equity end of period	$672,178,632	518,575,478	2,444,000,990	2,362,793,548	1,179,694,762	1,253,194,315	794,945,065	756,335,353

CHANGES IN UNITS:
Beginning units	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100	55,287,171	51,232,905
Units purchased	20,937,992	20,869,615	29,003,377	53,288,743	6,643,515	6,082,366	16,927,413	15,008,587
Units redeemed	(10,691,559)	(10,180,571)	(37,092,613)	(56,389,814)	(19,649,933)	(17,582,822)	(17,706,382)	(10,954,321)

Ending units	50,903,848	40,657,415	155,508,138	163,597,374	67,732,226	80,738,644	54,508,202	55,287,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG3		NVMIG6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(400,638)	(694,772)	(9,685,921)	(9,036,524)	(258,014)	(23,349)	(2,284,042)	(1,212,918)
Realized gain (loss) on investments	243,373	560,765	(318)	-	1,008,551	1,571,686	(665,733)	100,072
Change in unrealized gain (loss) on investments	8,126,493	(5,226,560)	-	-	3,750,451	(5,658,845)	24,196,475	(17,722,290)
Reinvested capital gains	6,960,670	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,929,898	(3,812,402)	(9,686,239)	(9,036,524)	4,500,988	(4,110,508)	21,246,700	(18,835,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,980,266	13,183,693	247,207,814	302,275,346	420,785	484,026	3,926,052	8,048,393
Transfers between funds	(3,968,613)	2,506,583	143,621,124	118,974,495	(643,468)	(1,020,058)	(7,824,811)	2,731,351
Redemptions	(11,285,361)	(12,824,031)	(363,582,711)	(321,996,751)	(4,474,976)	(6,234,279)	(22,111,170)	(21,895,425)
Annuity benefits	(12,234)	(9,068)	(80,486)	(88,129)	(1,447)	(1,503)	(533)	(444)
Contract maintenance charges (note 2)	(279,370)	(142,371)	(1,353,438)	(795,150)	(16,835)	(19,852)	(750,029)	(695,399)
Contingent deferred sales charges (note 2)	(45,828)	(46,177)	(724,115)	(1,241,313)	(7,701)	(10,122)	(139,744)	(203,425)
Adjustments to maintain reserves	(1,286)	(4,624)	(4,731)	28,281	(124)	(66)	(1,210)	(865)

Net equity transactions	(7,612,426)	2,664,005	25,083,457	97,156,779	(4,723,766)	(6,801,854)	(26,901,445)	(12,015,814)

Net change in contract owners’ equity	7,317,472	(1,148,397)	15,397,218	88,120,255	(222,778)	(10,912,362)	(5,654,745)	(30,850,950)
Contract owners’ equity beginning of period	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453	166,931,769	197,782,719

Contract owners’ equity end of period	$105,732,887	98,415,415	669,951,653	654,554,435	33,602,313	33,825,091	161,277,024	166,931,769

CHANGES IN UNITS:
Beginning units	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543	20,747,296	21,858,795
Units purchased	982,475	1,945,436	88,452,722	95,037,845	88,356	132,200	2,422,511	4,324,627
Units redeemed	(1,343,538)	(1,813,423)	(85,369,097)	(87,543,808)	(623,128)	(881,925)	(5,558,410)	(5,436,126)

Ending units	4,886,268	5,247,331	55,839,551	52,755,926	3,566,046	4,100,818	17,611,397	20,747,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,395)	(615)	(50,869)	30,818	(803,675)	133,442	(88,025)	(145,688)
Realized gain (loss) on investments	(88,011)	(94,325)	(1,786,790)	(1,392,741)	(1,621,650)	(674,146)	478,611	207,305
Change in unrealized gain (loss) on investments	173,798	(31,310)	2,568,680	204,658	10,141,540	(9,471,630)	772,743	(483,600)
Reinvested capital gains	-	-	-	-	-	-	241,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,392	(126,250)	731,021	(1,157,265)	7,716,215	(10,012,334)	1,405,265	(421,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,052	159,661	4,269,453	9,578,611	229,409	290,704
Transfers between funds	(9,598)	(35,064)	(343,400)	(72,374)	327,690	388,437	37,223	(485,705)
Redemptions	(110,913)	(163,041)	(863,101)	(1,157,691)	(4,090,384)	(3,860,146)	(2,233,461)	(1,565,329)
Annuity benefits	-	-	-	-	(1,050)	(1,223)	(1,684)	(1,679)
Contract maintenance charges (note 2)	(67)	(88)	(2,249)	(2,681)	(364,470)	(251,491)	(5,699)	(6,278)
Contingent deferred sales charges (note 2)	(53)	(132)	(1,527)	(2,134)	(43,242)	(52,855)	(5,128)	(4,942)
Adjustments to maintain reserves	(70)	(57)	(96)	(84)	(649)	(786)	115	(2,397)

Net equity transactions	(120,701)	(198,382)	(1,105,321)	(1,075,303)	97,348	5,800,547	(1,979,225)	(1,775,626)

Net change in contract owners’ equity	(42,309)	(324,632)	(374,300)	(2,232,568)	7,813,563	(4,211,787)	(573,960)	(2,197,609)
Contract owners’ equity beginning of period	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928	9,767,057	11,964,666

Contract owners’ equity end of period	$517,528	559,837	5,067,035	5,441,335	60,210,704	52,397,141	9,193,097	9,767,057

CHANGES IN UNITS:
Beginning units	44,925	58,167	415,870	485,438	5,935,093	5,274,892	1,104,279	1,296,267
Units purchased	425	4,852	53,493	63,166	1,399,547	1,918,445	226,740	192,874
Units redeemed	(9,374)	(18,094)	(134,561)	(132,734)	(1,408,041)	(1,258,244)	(426,146)	(384,862)

Ending units	35,976	44,925	334,802	415,870	5,926,599	5,935,093	904,873	1,104,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,647,331)	(2,067,406)	(2,249)	(8,208)	(183,059)	(302,589)	(2,413,910)	(2,612,586)
Realized gain (loss) on investments	10,212,445	6,719,593	8,918	(14,831)	1,297,709	878,622	9,404,126	9,549,350
Change in unrealized gain (loss) on investments	4,614,926	(9,689,783)	494,137	(368,941)	5,455,285	(5,366,484)	(722,039)	(17,266,389)
Reinvested capital gains	2,775,096	-	-	118,443	-	1,486,602	16,720,810	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,955,136	(5,037,596)	500,806	(273,537)	6,569,935	(3,303,849)	22,988,987	(10,329,625)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,869,224	8,972,927	139,821	128,362	6,125,770	8,371,802	1,721,916	2,183,677
Transfers between funds	(12,733,860)	(4,759,740)	(51,211)	299,680	(774,225)	(690,247)	(3,461,781)	(5,246,061)
Redemptions	(15,764,758)	(15,559,904)	(684,859)	(680,349)	(4,841,114)	(4,874,170)	(24,082,215)	(25,622,702)
Annuity benefits	(9,851)	(3,113)	-	-	-	-	(18,919)	(18,674)
Contract maintenance charges (note 2)	(382,863)	(324,632)	(1,490)	(1,661)	(192,343)	(101,654)	(113,893)	(124,961)
Contingent deferred sales charges (note 2)	(93,358)	(114,839)	(2,261)	(601)	(30,502)	(30,167)	(13,338)	(19,095)
Adjustments to maintain reserves	(1,693)	(268)	(92)	(36)	(736)	(702)	2,621	1,387

Net equity transactions	(23,117,159)	(11,789,569)	(600,092)	(254,605)	286,850	2,674,862	(25,965,609)	(28,846,429)

Net change in contract owners’ equity	(7,162,023)	(16,827,165)	(99,286)	(528,142)	6,856,785	(628,987)	(2,976,622)	(39,176,054)
Contract owners’ equity beginning of period	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995	175,618,967	214,795,021

Contract owners’ equity end of period	$106,379,141	113,541,164	3,208,201	3,307,487	48,453,793	41,597,008	172,642,345	175,618,967

CHANGES IN UNITS:
Beginning units	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835	18,999,885	21,964,214
Units purchased	2,148,673	3,430,101	60,859	103,491	1,679,692	1,995,582	283,823	399,587
Units redeemed	(4,543,629)	(4,664,357)	(117,433)	(130,012)	(1,649,086)	(1,682,170)	(2,812,233)	(3,363,916)

Ending units	10,753,793	13,148,749	284,923	341,497	5,175,853	5,145,247	16,471,475	18,999,885

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,131,153)	(2,292,662)	(1,056,464)	(1,973,658)	(82,739)	(99,998)	(324,660)	(316,989)
Realized gain (loss) on investments	13,105,734	11,160,853	10,553,001	10,282,591	652,842	(270,602)	802,811	443,448
Change in unrealized gain (loss) on investments	(6,661,320)	(15,004,422)	1,342,795	(18,252,957)	165,087	(77,181)	1,785,088	(1,902,744)
Reinvested capital gains	11,722,621	-	25,062,241	1,158,382	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035,882	(6,136,231)	35,901,573	(8,785,642)	735,190	(447,781)	2,263,239	(1,776,285)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,282,164	7,801,314	4,234,157	6,422,922	181,600	162,553	1,911,308	3,940,777
Transfers between funds	(12,045,990)	(9,834,724)	(13,770,357)	(9,351,828)	396,118	722,364	(5,403,078)	5,168,688
Redemptions	(16,695,985)	(16,624,168)	(33,865,349)	(34,246,478)	(981,136)	(1,238,804)	(2,387,846)	(2,128,444)
Annuity benefits	(1,887)	(1,797)	(505)	(402)	(2,070)	(2,054)	(1,109)	-
Contract maintenance charges (note 2)	(526,136)	(445,178)	(558,458)	(540,177)	(2,867)	(3,416)	(46,867)	(25,590)
Contingent deferred sales charges (note 2)	(110,421)	(150,043)	(103,260)	(150,529)	(2,751)	(5,569)	(42,866)	(13,615)
Adjustments to maintain reserves	(1,168)	731	(1,233)	(2,686)	(128)	(120)	(941)	(378)

Net equity transactions	(25,099,423)	(19,253,865)	(44,065,005)	(37,869,178)	(411,234)	(365,046)	(5,971,399)	6,941,438

Net change in contract owners’ equity	(9,063,541)	(25,390,096)	(8,163,432)	(46,654,820)	323,956	(812,827)	(3,708,160)	5,165,153
Contract owners’ equity beginning of period	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649	21,201,023	16,035,870

Contract owners’ equity end of period	$118,955,827	128,019,368	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023

CHANGES IN UNITS:
Beginning units	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529	1,534,116	1,120,559
Units purchased	2,021,104	3,129,029	1,519,420	2,415,325	338,711	705,792	473,384	1,573,297
Units redeemed	(4,540,627)	(4,931,844)	(5,751,477)	(6,000,879)	(396,678)	(809,468)	(874,128)	(1,159,740)

Ending units	11,668,408	14,187,931	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(165,604)	(317,006)	(217,883)	(283,301)	(864,919)	(649,770)	(619,855)	(445,082)
Realized gain (loss) on investments	(545,140)	(1,262,311)	2,227,739	118,953	(2,785,306)	(4,175,167)	(737,870)	(2,066,677)
Change in unrealized gain (loss) on investments	6,292,987	(636,292)	1,717,976	(1,454,048)	13,197,879	(666,964)	6,780,262	(480,843)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,582,243	(2,215,609)	3,727,832	(1,618,396)	9,547,654	(5,491,901)	5,422,537	(2,992,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,312	533,137	1,686,343	2,919,712	909,614	1,074,712	1,804,025	4,277,597
Transfers between funds	(380,914)	(3,004,799)	(1,339,193)	(891,295)	(1,981,428)	(2,416,619)	(484,709)	(2,199,794)
Redemptions	(4,530,168)	(4,750,801)	(2,487,009)	(3,247,498)	(9,413,807)	(11,341,728)	(4,909,752)	(5,969,396)
Annuity benefits	(8,268)	(8,106)	(256)	(226)	(11,887)	(13,106)	(10,092)	(10,001)
Contract maintenance charges (note 2)	(15,238)	(17,358)	(46,544)	(26,549)	(36,762)	(41,636)	(87,353)	(59,473)
Contingent deferred sales charges (note 2)	(3,889)	(8,375)	(12,997)	(20,301)	(8,118)	(21,360)	(21,685)	(37,251)
Adjustments to maintain reserves	1,001	(1,557)	(689)	(11,358)	(8,814)	3,933	(660)	(4,094)

Net equity transactions	(4,410,164)	(7,257,859)	(2,200,345)	(1,277,515)	(10,551,202)	(12,755,804)	(3,710,226)	(4,002,412)

Net change in contract owners’ equity	1,172,079	(9,473,468)	1,527,487	(2,895,911)	(1,003,548)	(18,247,705)	1,712,311	(6,995,014)
Contract owners’ equity beginning of period	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286	41,518,940	48,513,954

Contract owners’ equity end of period	$32,310,444	31,138,365	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940

CHANGES IN UNITS:
Beginning units	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228	2,180,295	2,354,378
Units purchased	128,432	77,187	283,004	359,725	34,528	79,266	307,616	513,055
Units redeemed	(322,887)	(416,718)	(387,329)	(408,110)	(314,197)	(430,441)	(484,799)	(687,138)

Ending units	1,335,920	1,530,375	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,651,587	3,684,517	(180,245)	(37,139)	(2,234,019)	(2,503,145)	(2,654,156)	(3,043,752)
Realized gain (loss) on investments	344,774	(2,191,747)	275,802	391,112	5,426,399	1,149,225	4,448,290	847,802
Change in unrealized gain (loss) on investments	13,494,479	3,235,626	1,269,933	(603,266)	51,052,517	(11,481,323)	34,803,766	(7,963,767)
Reinvested capital gains	-	-	-	-	-	1,308,144	-	913,646

Net increase (decrease) in contract owners’ equity resulting from operations	15,490,840	4,728,396	1,365,490	(249,293)	54,244,897	(11,527,099)	36,597,900	(9,246,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,588,431	37,706,570	12,162,082	8,640,236	4,303,351	5,468,229	5,738,421	9,587,439
Transfers between funds	11,047,855	(2,971,089)	3,420,041	(5,527,365)	(11,129,356)	(26,271,087)	(12,673,243)	(30,678,992)
Redemptions	(11,808,683)	(9,959,347)	(7,875,069)	(8,860,304)	(48,009,010)	(60,228,487)	(34,449,963)	(39,218,867)
Annuity benefits	(1,825)	(1,751)	(18,755)	(15,448)	(96,074)	(88,542)	(50,508)	(37,406)
Contract maintenance charges (note 2)	(933,007)	(483,169)	(349,012)	(271,716)	(174,969)	(197,408)	(232,256)	(166,416)
Contingent deferred sales charges (note 2)	(93,043)	(61,458)	(46,924)	(69,038)	(58,412)	(89,561)	(160,072)	(246,279)
Adjustments to maintain reserves	(809)	(950)	(775)	(842)	4,687	(18,148)	(3,692)	(7,139)

Net equity transactions	15,798,919	24,228,806	7,291,588	(6,104,477)	(55,159,783)	(81,425,004)	(41,831,313)	(60,767,660)

Net change in contract owners’ equity	31,289,759	28,957,202	8,657,078	(6,353,770)	(914,886)	(92,952,103)	(5,233,413)	(70,013,731)
Contract owners’ equity beginning of period	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451	229,733,564	299,747,295

Contract owners’ equity end of period	$169,652,062	138,362,303	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564

CHANGES IN UNITS:
Beginning units	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486	17,340,176	21,739,959
Units purchased	4,039,425	4,777,007	3,062,881	2,412,673	578,567	614,853	1,738,695	2,210,015
Units redeemed	(2,998,890)	(3,038,071)	(2,375,687)	(3,001,375)	(4,226,177)	(6,428,000)	(4,557,346)	(6,609,798)

Ending units	10,834,509	9,793,974	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF2		NVRE1		NVRE2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778,889	2,637,067	(796,164)	(627,002)	(205,336)	(318,823)	(482,335)	(606,858)
Realized gain (loss) on investments	316,105	1,372,048	6,274,561	(416,831)	4,460,378	3,918,498	6,052,878	5,332,786
Change in unrealized gain (loss) on investments	32,274,962	(34,380,208)	14,279,807	(3,344,505)	(1,475,127)	(734,046)	(3,499,416)	(2,016,752)
Reinvested capital gains	3,970,267	241,593	-	-	6,061,151	278,438	6,699,271	277,097

Net increase (decrease) in contract owners’ equity resulting from operations	38,340,223	(30,129,500)	19,758,204	(4,388,338)	8,841,066	3,144,067	8,770,398	2,986,273

Equity transactions:
Purchase payments received from contract owners (note 3)	14,620,907	35,551,377	9,130,537	21,782,969	1,187,157	1,047,416	7,583,595	5,861,092
Transfers between funds	(6,132,659)	13,687,670	(11,425,457)	(640,096)	262,303	(1,527,120)	(1,381,989)	(3,164,279)
Redemptions	(23,434,554)	(23,873,382)	(11,767,011)	(13,313,942)	(9,805,662)	(8,999,781)	(8,993,774)	(9,660,517)
Annuity benefits	(2,091)	(1,904)	(8,052)	(8,191)	(1,456)	(1,354)	(3,729)	-
Contract maintenance charges (note 2)	(1,454,744)	(1,066,892)	(689,678)	(452,981)	(27,533)	(29,237)	(8,771)	(8,343)
Contingent deferred sales charges (note 2)	(175,032)	(223,721)	(89,755)	(106,478)	(10,757)	(17,908)	(43,949)	(66,992)
Adjustments to maintain reserves	(1,243)	6,080	(1,461)	(1,566)	(112)	(198)	(750)	(740)

Net equity transactions	(16,579,416)	24,079,228	(14,850,877)	7,259,715	(8,396,060)	(9,528,182)	(2,849,367)	(7,039,779)

Net change in contract owners’ equity	21,760,807	(6,050,272)	4,907,327	2,871,377	445,006	(6,384,115)	5,921,031	(4,053,506)
Contract owners’ equity beginning of period	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024	63,716,493	67,769,999

Contract owners’ equity end of period	$244,219,406	222,458,599	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

CHANGES IN UNITS:
Beginning units	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257	6,645,388	7,395,551
Units purchased	3,513,317	6,775,590	1,131,390	2,855,357	731,661	766,455	2,648,867	2,380,446
Units redeemed	(4,813,861)	(4,580,033)	(2,073,942)	(2,337,174)	(1,513,132)	(1,789,648)	(2,919,784)	(3,130,609)

Ending units	17,866,204	19,166,748	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NOTB4		NOTG4		NOTMG4		ALVBWB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(145)	-	(69)	-	(37)	-	1,618	(91)
Realized gain (loss) on investments		2	-	1	-	1	-	67	(41)
Change in unrealized gain (loss) on investments		450	-	(401)	-	(93)	-	10,826	(2,004)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		307	-	(469)	-	(129)	-	12,511	(2,136)

Equity transactions:
Purchase payments received from contract owners (note 3)		283,740	-	151,863	-	77,187	-	134,459	-
Transfers between funds		-	-	-	-	-	-	(133)	46,884
Redemptions		-	-	-	-	-	-	(2,803)	(583)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	(327)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	(3)	-	1	-	(9)	2

Net equity transactions		283,742	-	151,860	-	77,188	-	131,187	46,303

Net change in contract owners’ equity		284,049	-	151,391	-	77,059	-	143,698	44,167
Contract owners’ equity beginning of period		-	-	-	-	-	-	44,167	-

Contract owners’ equity end of period	$	284,049	-	151,391	-	77,059	-	187,865	44,167

CHANGES IN UNITS:
Beginning units		-	-	-	-	-	-	4,833	-
Units purchased		28,003	-	14,748	-	7,494	-	13,706	4,898
Units redeemed		-	-	-	-	-	-	(334)	(65)

Ending units		28,003	-	14,748	-	7,494	-	18,205	4,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIB		ALVSVB		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(8,815)	(27,128)	(730,529)	(651,705)	252,988	195,160	(1,149)	(1,388)
Realized gain (loss) on investments		(310,389)	(715,629)	3,472,786	2,932,486	128,344	389,961	11,931	11,646
Change in unrealized gain (loss) on investments		1,267,722	1,112,476	4,018,458	(6,741,553)	3,027,234	807,535	(3,694)	(17,607)
Reinvested capital gains		-	-	1,808,592	-	-	-	5,294	-

Net increase (decrease) in contract owners’ equity resulting from operations		948,518	369,719	8,569,307	(4,460,772)	3,408,566	1,392,656	12,382	(7,349)

Equity transactions:
Purchase payments received from contract owners (note 3)		63,680	119,778	8,658,428	16,969,188	442,668	319,108	(167)	(763)
Transfers between funds		(238,510)	(340,550)	(3,206,421)	(782,142)	2,356,265	(168,384)	(89)	951
Redemptions		(1,132,303)	(1,724,429)	(4,534,107)	(3,881,999)	(5,155,224)	(5,590,784)	(16,691)	(10,070)
Annuity benefits		-	-	-	-	(26,147)	(24,910)	(14,894)	(21,268)
Contract maintenance charges (note 2)		(606)	(711)	(344,787)	(185,625)	(19,120)	(20,388)	284	(59)
Contingent deferred sales charges (note 2)		(667)	(1,929)	(50,738)	(37,045)	(2,129)	(6,608)	-	-
Adjustments to maintain reserves		(212)	(176)	(672)	(1,725)	700	753	874	2,838

Net equity transactions		(1,308,618)	(1,948,017)	521,703	12,080,652	(2,402,987)	(5,491,213)	(30,683)	(28,371)

Net change in contract owners’ equity		(360,100)	(1,578,298)	9,091,010	7,619,880	1,005,579	(4,098,557)	(18,301)	(35,720)
Contract owners’ equity beginning of period		6,554,605	8,132,903	53,434,948	45,815,068	33,575,388	37,673,945	90,130	125,850

Contract owners’ equity end of period	$	6,194,505	6,554,605	62,525,958	53,434,948	34,580,967	33,575,388	71,829	90,130

CHANGES IN UNITS:
Beginning units		449,878	585,653	2,665,187	2,060,999	1,363,531	1,591,690	-	197
Units purchased		17,455	99,342	845,808	1,462,866	158,379	83,062	9	-
Units redeemed		(100,022)	(235,117)	(828,722)	(858,678)	(251,099)	(311,221)	(9)	(197)

Ending units		367,311	449,878	2,682,273	2,665,187	1,270,811	1,363,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIG2		ACVIP2		ACVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	109,156	33,042	19,145	(6,948)	2,456,166	5,646,357	(59)	28
Realized gain (loss) on investments		(207,264)	(167,564)	(129,365)	(304,559)	2,599,188	3,142,131	(761)	5,683
Change in unrealized gain (loss) on investments		1,920,003	426,452	666,102	442,142	3,966,549	10,086,527	3,194	(8,320)
Reinvested capital gains		-	-	-	-	6,029,123	2,459,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,821,895	291,930	555,882	130,635	15,051,026	21,334,255	2,374	(2,609)

Equity transactions:
Purchase payments received from contract owners (note 3)		215,317	256,700	34,265	71,184	34,390,441	52,967,680	(37)	6
Transfers between funds		(441,930)	677,860	(47,247)	(229,389)	8,560,480	13,901,530	46	22
Redemptions		(1,779,451)	(2,083,384)	(705,230)	(1,364,717)	(25,327,881)	(22,526,761)	-	28
Annuity benefits		(4,392)	(6,089)	-	-	(20,317)	(20,175)	(7,154)	(10,199)
Contract maintenance charges (note 2)		(8,185)	(8,911)	(744)	(851)	(1,302,626)	(680,505)	(10)	(28)
Contingent deferred sales charges (note 2)		(1,587)	(3,075)	(344)	(2,793)	(139,466)	(149,562)	1	-
Adjustments to maintain reserves		(115)	(151)	(179)	(100)	(2,637)	(864)	702	718

Net equity transactions		(2,020,343)	(1,167,050)	(719,479)	(1,526,666)	16,157,994	43,491,343	(6,452)	(9,453)

Net change in contract owners’ equity		(198,448)	(875,120)	(163,597)	(1,396,031)	31,209,020	64,825,598	(4,078)	(12,062)
Contract owners’ equity beginning of period		14,239,521	15,114,641	4,486,341	5,882,372	248,948,599	184,123,001	15,864	27,926

Contract owners’ equity end of period	$	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599	11,786	15,864

CHANGES IN UNITS:
Beginning units		1,231,796	1,330,183	311,018	413,946	17,822,531	14,505,426	-	-
Units purchased		90,005	128,730	26,461	86,291	6,220,656	9,665,810	1	-
Units redeemed		(248,938)	(227,117)	(70,505)	(189,219)	(5,084,411)	(6,348,705)	(1)	-

Ending units		1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVI3		ACVMV1		ACVMV2		ACVVS1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1)	-	51,925	2,357	228,614	(227,327)	(67)	(91)
Realized gain (loss) on investments		16	22	346,443	694,698	2,379,004	1,018,745	557	598
Change in unrealized gain (loss) on investments		7	(52)	201,214	(1,063,646)	3,403,599	(3,155,494)	279	(1,119)
Reinvested capital gains		-	-	387,583	185,964	3,920,363	1,585,878	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		22	(30)	987,165	(180,627)	9,931,580	(778,198)	769	(612)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	45	228,135	189,729	10,447,724	17,636,715	126	2
Transfers between funds		2	-	(43,046)	925,685	(2,918,193)	(2,679,815)	(129)	5
Redemptions		-	(45)	(726,541)	(862,824)	(5,092,553)	(4,793,574)	-	-
Annuity benefits		(94)	(103)	(656)	(640)	(37)	(84)	(478)	(1,823)
Contract maintenance charges (note 2)		(3)	-	(2,647)	(2,536)	(411,922)	(207,832)	3	(7)
Contingent deferred sales charges (note 2)		-	-	(1,162)	(2,708)	(48,980)	(44,011)	-	-
Adjustments to maintain reserves		1	5	(63)	(93)	(810)	(1,093)	(1,588)	(154)

Net equity transactions		(94)	(98)	(545,980)	246,613	1,975,229	9,910,306	(2,066)	(1,977)

Net change in contract owners’ equity		(72)	(128)	441,185	65,986	11,906,809	9,132,108	(1,297)	(2,589)
Contract owners’ equity beginning of period		164	292	6,839,115	6,773,129	68,625,858	59,493,750	5,367	7,956

Contract owners’ equity end of period	$	92	164	7,280,300	6,839,115	80,532,667	68,625,858	4,070	5,367

CHANGES IN UNITS:
Beginning units		-	-	580,082	563,062	4,998,981	4,240,631	-	-
Units purchased		-	3	149,808	261,720	1,305,989	2,268,662	25	-
Units redeemed		-	(3)	(191,944)	(244,700)	(1,182,993)	(1,510,312)	(25)	-

Ending units		-	-	537,946	580,082	5,121,977	4,998,981	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DCAPS		DVDLS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(901,834)	(715,108)	861,777	88,867	1,628,192	(183,645)	(20,991)	(15,993)
Realized gain (loss) on investments		7,509,240	(276,231)	785,181	288,259	2,132,194	(110,160)	125,010	(90,792)
Change in unrealized gain (loss) on investments		1,100,457	774,737	1,435,033	1,830,568	3,769,940	4,605,397	163,956	24,240
Reinvested capital gains		2,917,328	180,331	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,625,191	(36,271)	3,081,991	2,207,694	7,530,326	4,311,592	267,975	(82,545)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,923,579	9,800,455	643,284	618,614	19,707,743	25,092,202	5,477	37,029
Transfers between funds		(6,258,432)	2,114,625	3,741,571	7,034,816	2,687,388	18,920,480	(417,783)	187,005
Redemptions		(8,107,080)	(8,229,857)	(4,799,723)	(4,529,712)	(7,013,643)	(3,999,330)	(359,585)	(401,589)
Annuity benefits		(313)	(2,324)	(7,749)	(6,910)	-	-	(112)	(101)
Contract maintenance charges (note 2)		(256,742)	(169,159)	(15,502)	(14,563)	(530,592)	(181,858)	(300)	(294)
Contingent deferred sales charges (note 2)		(50,049)	(58,026)	(5,738)	(5,904)	(66,541)	(27,191)	(1,271)	(1,271)
Adjustments to maintain reserves		(1,382)	(1,196)	2,107	12,054	(751)	(770)	(79)	(69)

Net equity transactions		(6,750,419)	3,454,518	(441,750)	3,108,395	14,783,604	39,803,533	(773,653)	(179,290)

Net change in contract owners’ equity		3,874,772	3,418,247	2,640,241	5,316,089	22,313,930	44,115,125	(505,678)	(261,835)
Contract owners’ equity beginning of period		80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

Contract owners’ equity end of period	$	84,000,339	80,125,567	35,715,680	33,075,439	105,436,097	83,122,167	1,188,734	1,694,412

CHANGES IN UNITS:
Beginning units		4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633
Units purchased		987,109	1,511,539	519,877	749,144	3,005,542	3,784,026	48,602	114,410
Units redeemed		(1,273,032)	(1,274,178)	(537,520)	(556,885)	(2,101,186)	(1,151,238)	(109,150)	(114,262)

Ending units		3,907,331	4,193,254	1,973,392	1,991,035	6,144,933	5,240,577	86,233	146,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DGI		FCA2S		FQB		FQBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	11,807	(12,613)	(18,528)	(18,918)	303,594	470,850	966,412	1,680,237
Realized gain (loss) on investments		272,642	559,642	(6,920)	24,275	115,862	19,409	322,937	294,248
Change in unrealized gain (loss) on investments		1,724,328	(1,079,186)	64,439	(145,242)	468,008	(366,671)	1,740,874	(1,729,168)
Reinvested capital gains		-	-	90,844	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,008,777	(532,157)	129,835	(139,885)	887,464	123,588	3,030,223	245,317

Equity transactions:
Purchase payments received from contract owners (note 3)		171,784	288,573	19,902	50,248	178,719	274,242	360,517	821,277
Transfers between funds		(114,815)	(138,603)	(27,208)	(123,123)	726,570	134,938	(18,568)	(1,854,262)
Redemptions		(1,766,161)	(2,228,669)	(415,740)	(460,661)	(1,480,896)	(2,350,781)	(7,404,108)	(8,450,391)
Annuity benefits		(1,039)	(1,035)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(8,740)	(9,826)	(249)	(308)	(4,222)	(4,784)	(14,704)	(14,937)
Contingent deferred sales charges (note 2)		(1,758)	(2,331)	(34)	(445)	(1,607)	(5,670)	(18,512)	(23,742)
Adjustments to maintain reserves		(41)	(24)	(73)	(109)	(100)	(80)	(425)	(609)

Net equity transactions		(1,720,770)	(2,091,915)	(423,402)	(534,398)	(581,536)	(1,952,135)	(7,095,800)	(9,522,664)

Net change in contract owners’ equity		288,007	(2,624,072)	(293,567)	(674,283)	305,928	(1,828,547)	(4,065,577)	(9,277,347)
Contract owners’ equity beginning of period		12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

Contract owners’ equity end of period	$	13,030,420	12,742,413	1,322,091	1,615,658	11,356,698	11,050,770	37,620,602	41,686,179

CHANGES IN UNITS:
Beginning units		981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047
Units purchased		43,860	96,776	2,324	19,274	113,166	145,409	423,311	695,282
Units redeemed		(164,136)	(250,650)	(31,491)	(58,843)	(152,636)	(282,518)	(964,515)	(1,449,566)

Ending units		861,337	981,613	90,443	119,610	741,288	780,758	2,755,559	3,296,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FEIP		FVSS2		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	5,610,995	3,752,131	(106,526)	(105,501)	2,164,468	2,936,013	206,570	838,178
Realized gain (loss) on investments		5,118,528	(6,158,939)	(327,900)	(1,200,981)	(1,137,947)	(1,128,421)	2,630,650	565,756
Change in unrealized gain (loss) on investments		17,134,098	1,793,459	2,502,330	183,667	5,297,401	(236,192)	11,166,603	(7,785,316)
Reinvested capital gains		21,013,230	-	-	-	-	-	1,009,102	726,738

Net increase (decrease) in contract owners’ equity resulting from operations		48,876,851	(613,349)	2,067,904	(1,122,815)	6,323,922	1,571,400	15,012,925	(5,654,644)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,115,420	4,700,575	105,320	145,427	(342)	(1)	1,286,309	1,485,500
Transfers between funds		(3,541,812)	(6,858,114)	(202,142)	(932,918)	(1,312,313)	(1,656,934)	(1,719,710)	(1,072,877)
Redemptions		(47,017,486)	(50,391,145)	(1,994,978)	(2,537,816)	(7,726,239)	(7,409,703)	(19,696,655)	(23,577,395)
Annuity benefits		(147,869)	(119,757)	(2,459)	-	(7,606)	(8,073)	(18,316)	(21,817)
Contract maintenance charges (note 2)		(175,351)	(194,347)	(1,654)	(1,942)	(27,731)	(31,022)	(84,834)	(95,037)
Contingent deferred sales charges (note 2)		(22,494)	(39,836)	(4,208)	(9,243)	(1,560)	(2,178)	(9,924)	(15,999)
Adjustments to maintain reserves		6,557	5,121	(1,119)	(1,143)	(4,690)	2,303	4,928	2,132

Net equity transactions		(46,783,035)	(52,897,503)	(2,101,240)	(3,337,635)	(9,080,481)	(9,105,608)	(20,238,202)	(23,295,493)

Net change in contract owners’ equity		2,093,816	(53,510,852)	(33,336)	(4,460,450)	(2,756,559)	(7,534,208)	(5,225,277)	(28,950,137)
Contract owners’ equity beginning of period		327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243	142,849,462	171,799,599

Contract owners’ equity end of period	$	329,652,549	327,558,733	9,037,137	9,070,473	50,428,476	53,185,035	137,624,185	142,849,462

CHANGES IN UNITS:
Beginning units		8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355	4,443,665	5,144,923
Units purchased		175,949	216,335	87,259	122,585	-	-	55,208	104,302
Units redeemed		(1,266,012)	(1,520,150)	(190,218)	(301,805)	(309,086)	(332,035)	(649,862)	(805,560)

Ending units		7,055,782	8,145,845	387,864	490,823	1,611,234	1,920,320	3,849,011	4,443,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEI2		FF10S		FF10S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(643,731)	(668,151)	2,403,366	1,343,344	28,271	34,711	391,696	493,255
Realized gain (loss) on investments		(6,545,271)	(4,616,316)	(4,514,983)	(3,815,369)	159,227	(47,935)	(373,546)	(473,981)
Change in unrealized gain (loss) on investments		9,324,446	(2,120,730)	14,837,289	1,567,029	262,948	(112,430)	9,596,864	(2,752,125)
Reinvested capital gains		-	-	11,021,363	-	79,550	27,771	1,860,931	562,206

Net increase (decrease) in contract owners’ equity resulting from operations		2,135,444	(7,405,197)	23,747,035	(904,996)	529,996	(97,883)	11,475,945	(2,170,645)

Equity transactions:
Purchase payments received from contract owners (note 3)		8,409,524	9,238,333	22,748,996	32,702,178	53,652	474,351	25,539,421	33,209,999
Transfers between funds		(9,051,966)	9,987,356	(8,602,069)	(849,716)	614,060	542,711	6,235,816	(177,232)
Redemptions		(9,374,671)	(10,539,922)	(17,566,070)	(17,920,413)	(674,338)	(1,082,149)	(9,363,769)	(11,639,216)
Annuity benefits		(6,029)	(1,657)	(1,421)	(1,605)	(9,177)	(9,172)	-	-
Contract maintenance charges (note 2)		(14,262)	(15,977)	(696,198)	(377,245)	(2,050)	(2,493)	(932,769)	(495,735)
Contingent deferred sales charges (note 2)		(92,532)	(90,177)	(107,608)	11,854	(1,211)	(1,108)	(102,210)	(69,650)
Adjustments to maintain reserves		(884)	(1,488)	(1,818)	(6,108)	1,769	1,364	(508)	(654)

Net equity transactions		(10,130,820)	8,576,468	(4,226,188)	13,558,945	(17,295)	(76,496)	21,375,981	20,827,512

Net change in contract owners’ equity		(7,995,376)	1,171,271	19,520,847	12,653,949	512,701	(174,379)	32,851,926	18,656,867
Contract owners’ equity beginning of period		82,210,476	81,039,205	160,434,147	147,780,198	5,314,349	5,488,728	109,039,045	90,382,178

Contract owners’ equity end of period	$	74,215,100	82,210,476	179,954,994	160,434,147	5,827,050	5,314,349	141,890,971	109,039,045

CHANGES IN UNITS:
Beginning units		5,296,112	4,869,955	10,951,320	9,964,580	470,396	477,386	9,073,579	7,420,624
Units purchased		1,366,148	2,693,772	2,710,891	4,246,051	101,705	117,958	3,079,121	4,219,745
Units redeemed		(1,995,289)	(2,267,615)	(2,969,390)	(3,259,311)	(103,564)	(124,948)	(1,430,836)	(2,566,790)

Ending units		4,666,971	5,296,112	10,692,821	10,951,320	468,537	470,396	10,721,864	9,073,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF20S		FF20S2		FF30S		FF30S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	60,407	74,792	1,552,473	2,507,911	58,526	51,952	82,817	49,303
Realized gain (loss) on investments		254,922	(132,434)	(468,336)	(249,131)	(70,257)	(223,095)	(945,122)	(818,657)
Change in unrealized gain (loss) on investments		664,072	(219,877)	35,608,515	(13,474,393)	931,094	(144,597)	3,890,185	(526,674)
Reinvested capital gains		117,762	36,905	4,822,666	1,318,347	70,610	21,006	245,034	72,546

Net increase (decrease) in contract owners’ equity resulting from operations		1,097,163	(240,614)	41,515,318	(9,897,266)	989,973	(294,734)	3,272,914	(1,223,482)

Equity transactions:
Purchase payments received from contract owners (note 3)		280,293	527,904	58,023,162	136,211,288	590,216	639,682	3,455,517	2,424,041
Transfers between funds		388,740	1,119,499	5,076,979	7,602,875	519,884	470,807	161,991	1,850,153
Redemptions		(1,282,036)	(1,384,874)	(18,237,501)	(13,551,377)	(800,984)	(592,693)	(1,920,354)	(2,068,048)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(4,458)	(4,652)	(3,504,859)	(1,732,675)	(4,854)	(4,666)	(5,308)	(5,120)
Contingent deferred sales charges (note 2)		(5,454)	(4,527)	(203,373)	(287,904)	(8,367)	(2,874)	(20,349)	(26,114)
Adjustments to maintain reserves		(68)	(60)	(551)	(1,547)	(80)	(71)	(306)	(257)

Net equity transactions		(622,983)	253,290	41,153,857	128,240,660	295,815	510,185	1,671,191	2,174,655

Net change in contract owners’ equity		474,180	12,676	82,669,175	118,343,394	1,285,788	215,451	4,944,105	951,173
Contract owners’ equity beginning of period		9,615,738	9,603,062	344,893,609	226,550,215	6,953,362	6,737,911	23,919,498	22,968,325

Contract owners’ equity end of period	$	10,089,918	9,615,738	427,562,784	344,893,609	8,239,150	6,953,362	28,863,603	23,919,498

CHANGES IN UNITS:
Beginning units		901,996	879,170	28,669,879	18,343,828	688,670	640,936	2,066,391	1,895,831
Units purchased		106,851	218,988	6,261,474	12,611,995	133,563	182,726	550,349	521,774
Units redeemed		(161,530)	(196,162)	(3,057,674)	(2,285,944)	(106,188)	(134,992)	(420,497)	(351,214)

Ending units		847,317	901,996	31,873,679	28,669,879	716,045	688,670	2,196,243	2,066,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FG2		FHIPR		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,569,775)	(3,535,127)	(1,198,129)	(1,128,511)	1,134,381	1,226,818	235,075	510,999
Realized gain (loss) on investments		7,167,215	(1,173,028)	438,500	(2,380,823)	175,063	2,517,280	802,968	336,073
Change in unrealized gain (loss) on investments		37,988,759	971,173	12,187,378	499,281	1,457,588	(3,050,392)	(598,954)	(68,689)
Reinvested capital gains		-	1,253,598	-	269,866	-	-	721,816	748,306

Net increase (decrease) in contract owners’ equity resulting from operations		42,586,199	(2,483,384)	11,427,749	(2,740,187)	2,767,032	693,706	1,160,905	1,526,689

Equity transactions:
Purchase payments received from contract owners (note 3)		4,835,706	5,119,757	19,163,172	22,667,171	1,137,197	1,093,545	588,391	742,600
Transfers between funds		(6,962,662)	(2,105,085)	(12,811,696)	15,426,580	2,743,914	(805,093)	787,620	1,154,537
Redemptions		(47,928,988)	(48,833,620)	(9,642,019)	(8,808,539)	(3,177,947)	(4,028,947)	(3,784,877)	(5,238,408)
Annuity benefits		(79,318)	(101,221)	(1,896)	(2,541)	-	-	(4,806)	(4,711)
Contract maintenance charges (note 2)		(228,807)	(252,064)	(410,948)	(168,201)	(6,475)	(6,930)	(7,467)	(7,915)
Contingent deferred sales charges (note 2)		(34,652)	(48,400)	(120,765)	(57,518)	(3,290)	(5,867)	(4,675)	(9,296)
Adjustments to maintain reserves		6,006	6,997	(1,134)	(1,012)	(116)	(118)	(123)	(161)

Net equity transactions		(50,392,715)	(46,213,636)	(3,825,286)	29,055,940	693,283	(3,753,410)	(2,425,937)	(3,363,354)

Net change in contract owners’ equity		(7,806,516)	(48,697,020)	7,602,463	26,315,753	3,460,315	(3,059,704)	(1,265,032)	(1,836,665)
Contract owners’ equity beginning of period		328,397,293	377,094,313	89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326

Contract owners’ equity end of period	$	320,590,777	328,397,293	96,771,361	89,168,898	25,500,923	22,040,608	26,526,629	27,791,661

CHANGES IN UNITS:
Beginning units		6,680,291	7,616,804	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690
Units purchased		142,612	295,614	2,397,744	4,471,418	1,183,024	1,500,256	379,339	567,398
Units redeemed		(1,081,866)	(1,232,127)	(2,566,496)	(2,583,021)	(1,135,107)	(1,813,748)	(553,786)	(828,764)

Ending units		5,741,037	6,680,291	5,923,542	6,092,294	1,901,222	1,853,305	1,867,877	2,042,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP2		FMCS		FMC2		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,742,938	4,820,399	(202,662)	(376,801)	(2,900,851)	(3,911,084)	283,650	(1,666)
Realized gain (loss) on investments	3,406,579	4,890,312	1,995,541	107,758	(802,650)	(746,414)	669,340	1,333,032
Change in unrealized gain (loss) on investments	(155,049)	1,164,428	(581,637)	(3,524,647)	13,877,082	(26,848,523)	7,772,708	(12,839,256)
Reinvested capital gains	10,995,269	11,376,584	1,797,861	47,717	19,110,143	446,500	165,187	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	15,989,737	22,251,723	3,009,103	(3,745,973)	29,283,724	(31,059,521)	8,890,885	(11,384,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,586,213	39,438,365	784,078	903,305	21,703,598	42,458,799	(26)	(1,426)
Transfers between funds	18,573,845	(37,805,528)	(2,197,048)	(3,036,006)	(16,454,217)	(14,591,118)	(1,014,830)	(1,420,251)
Redemptions	(56,140,506)	(52,077,080)	(3,744,054)	(4,359,851)	(25,223,259)	(27,644,953)	(6,571,168)	(7,892,930)
Annuity benefits	(13,475)	(12,927)	(5,473)	(3,447)	(16,644)	(15,970)	(6,027)	(10,007)
Contract maintenance charges (note 2)	(1,893,358)	(1,458,800)	(9,158)	(11,338)	(1,008,948)	(604,425)	(32,959)	(40,284)
Contingent deferred sales charges (note 2)	(288,524)	(394,334)	(5,018)	(11,075)	(193,281)	(251,942)	(640)	(2,030)
Adjustments to maintain reserves	(1,329)	(1,601)	(735)	1,196	(1,711)	1,959	510	358

Net equity transactions	(13,177,134)	(52,311,905)	(5,177,408)	(6,517,216)	(21,194,462)	(647,650)	(7,625,140)	(9,366,570)

Net change in contract owners’ equity	2,812,603	(30,060,182)	(2,168,305)	(10,263,189)	8,089,262	(31,707,171)	1,265,745	(20,750,770)
Contract owners’ equity beginning of period	394,783,413	424,843,595	24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712

Contract owners’ equity end of period	$397,596,016	394,783,413	22,757,029	24,925,334	241,324,963	233,235,701	50,915,687	49,649,942

CHANGES IN UNITS:
Beginning units	29,688,055	33,793,486	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146
Units purchased	8,873,731	8,867,895	233,335	742,257	1,932,893	3,372,714	3	(67)
Units redeemed	(9,943,992)	(12,973,326)	(699,301)	(1,329,632)	(2,749,999)	(3,368,355)	(329,009)	(376,745)

Ending units	28,617,794	29,688,055	1,935,622	2,401,588	9,324,722	10,141,828	2,036,328	2,365,334

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FO2		FO2R		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,761	(3,918)	6,374	(11,392)	112,847	(150,229)	(51,953)	(35,629)
Realized gain (loss) on investments	(1,511,158)	(626,677)	(40,773)	36,814	(4,777,350)	(4,155,340)	652,957	687,635
Change in unrealized gain (loss) on investments	5,438,720	(4,791,201)	444,109	(573,548)	14,314,528	(6,494,327)	790,190	(1,295,073)
Reinvested capital gains	78,550	58,558	7,823	7,011	201,418	108,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,147,873	(5,363,238)	417,533	(541,115)	9,851,443	(10,691,002)	1,391,194	(643,067)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,240,222	1,184,907	-	-	6,482,300	11,247,420	124,196	124,631
Transfers between funds	(743,248)	(1,170,848)	(16,780)	(78,252)	(2,727,268)	(1,957,303)	337,643	(674,304)
Redemptions	(3,421,426)	(5,184,489)	(427,734)	(867,520)	(4,653,331)	(5,549,915)	(991,793)	(1,045,709)
Annuity benefits	(1,566)	(1,713)	-	-	(1,059)	(1,092)	-	-
Contract maintenance charges (note 2)	(9,303)	(11,661)	(306)	(426)	(259,103)	(144,003)	(2,642)	(3,083)
Contingent deferred sales charges (note 2)	(3,927)	(12,640)	(50)	(805)	(31,779)	(51,729)	(610)	(2,028)
Adjustments to maintain reserves	66	194	15	(138)	(914)	(1,170)	(101)	22

Net equity transactions	(2,939,182)	(5,196,250)	(444,855)	(947,141)	(1,191,154)	3,542,208	(533,307)	(1,600,471)

Net change in contract owners’ equity	1,208,691	(10,559,488)	(27,322)	(1,488,256)	8,660,289	(7,148,794)	857,887	(2,243,538)
Contract owners’ equity beginning of period	22,952,788	33,512,276	2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920

Contract owners’ equity end of period	$24,161,479	22,952,788	2,396,554	2,423,876	61,715,937	53,055,648	6,579,269	5,721,382

CHANGES IN UNITS:
Beginning units	1,866,140	2,228,091	149,602	198,160	4,998,098	4,618,811	432,099	540,940
Units purchased	130,201	170,497	966	20,459	1,324,721	1,798,978	84,367	71,862
Units redeemed	(347,393)	(532,448)	(26,261)	(69,017)	(1,404,853)	(1,419,691)	(120,338)	(180,703)

Ending units	1,648,948	1,866,140	124,307	149,602	4,917,966	4,998,098	396,128	432,099

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,822,346	5,635,603	35,836	(32,734)	(1,171,890)	(1,443,578)	(31,878)	(170,829)
Realized gain (loss) on investments	(2,916,245)	(2,972,293)	2,477,217	1,514,217	16,268,277	12,258,988	(589,789)	(2,498,885)
Change in unrealized gain (loss) on investments	10,652,790	(1,686,046)	3,097,048	1,090,945	6,646,397	(16,606,531)	3,471,324	(3,115,486)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,558,891	977,264	5,610,101	2,572,428	21,742,784	(5,791,121)	2,849,657	(5,785,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,528,968	14,661,470	307,661	696,473	6,990,978	12,952,878	232,798	489,824
Transfers between funds	3,954,298	4,227,422	(2,052,014)	(1,644,548)	(19,216,758)	(3,952,355)	1,096,378	(522,461)
Redemptions	(17,263,941)	(16,432,264)	(10,974,687)	(13,391,190)	(18,117,281)	(18,480,749)	(3,062,546)	(3,472,143)
Annuity benefits	(26,978)	(25,365)	(10,740)	(10,552)	(2,580)	(7,838)	-	-
Contract maintenance charges (note 2)	(14,836)	(13,935)	(6,701)	(7,611)	(487,715)	(394,940)	(4,083)	(4,255)
Contingent deferred sales charges (note 2)	(118,004)	(85,474)	(21,378)	(51,403)	(117,332)	(123,239)	(12,185)	(21,146)
Adjustments to maintain reserves	(780)	2,313	(774)	(908)	(1,942)	(847)	(462)	(784)

Net equity transactions	5,058,727	2,334,167	(12,758,633)	(14,409,739)	(30,952,630)	(10,007,090)	(1,750,100)	(3,530,965)

Net change in contract owners’ equity	19,617,618	3,311,431	(7,148,532)	(11,837,311)	(9,209,846)	(15,798,211)	1,099,557	(9,316,165)
Contract owners’ equity beginning of period	131,123,063	127,811,632	60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153

Contract owners’ equity end of period	$150,740,681	131,123,063	53,196,038	60,344,570	140,729,142	149,938,988	27,445,545	26,345,988

CHANGES IN UNITS:
Beginning units	11,167,150	10,974,594	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435
Units purchased	2,954,988	2,876,195	477,417	705,267	1,151,477	2,550,062	293,512	311,944
Units redeemed	(2,541,383)	(2,683,639)	(1,217,000)	(1,621,899)	(2,596,483)	(2,888,831)	(407,103)	(521,395)

Ending units	11,580,755	11,167,150	2,898,040	3,637,623	5,909,169	7,354,175	1,605,393	1,718,984

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TIF2		TIF3		FTVGI3		FTVFA2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	49,871	10,061	967,117	76,766	5,544,188	4,551,783	262,523	(310,427)
Realized gain (loss) on investments		22,237	163,587	2,496,917	509,671	648,807	1,453,221	540,184	790,311
Change in unrealized gain (loss) on investments		440,345	(639,255)	7,282,591	(9,760,218)	7,896,335	(9,649,489)	2,301,201	(1,269,714)
Reinvested capital gains		-	-	-	-	182,992	717,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		512,453	(465,607)	10,746,625	(9,173,781)	14,272,322	(2,926,581)	3,103,908	(789,830)

Equity transactions:
Purchase payments received from contract owners (note 3)		15	-	779,899	1,055,095	12,232,898	16,249,940	5,404,403	5,571,187
Transfers between funds		(97,066)	(161,355)	(2,677,303)	(1,453,018)	1,915,216	2,805,760	(580,343)	1,022,679
Redemptions		(484,716)	(1,209,944)	(7,997,509)	(7,582,065)	(13,298,766)	(12,747,147)	(1,453,754)	(1,010,480)
Annuity benefits		(341)	(311)	(2,336)	(2,410)	(32,588)	(20,543)	-	-
Contract maintenance charges (note 2)		(263)	(360)	(199,584)	(210,458)	(12,024)	(12,403)	(1,855)	(1,652)
Contingent deferred sales charges (note 2)		(156)	(2,035)	(41,950)	(52,615)	(63,484)	(48,687)	(13,762)	(4,108)
Adjustments to maintain reserves		(153)	(88)	(789)	(593)	(1,785)	(526)	(303)	(328)

Net equity transactions		(582,680)	(1,374,093)	(10,139,572)	(8,246,064)	739,467	6,226,394	3,354,386	5,577,298

Net change in contract owners’ equity		(70,227)	(1,839,700)	607,053	(17,419,845)	15,011,789	3,299,813	6,458,294	4,787,468
Contract owners’ equity beginning of period		3,474,765	5,314,465	70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811

Contract owners’ equity end of period	$	3,404,538	3,474,765	71,055,516	70,448,463	121,749,441	106,737,652	28,120,573	21,662,279

CHANGES IN UNITS:
Beginning units		196,259	264,742	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165
Units purchased		408	20,816	510,931	657,527	1,606,250	2,441,844	782,997	1,066,363
Units redeemed		(31,530)	(89,299)	(1,266,742)	(1,198,476)	(1,551,884)	(2,099,093)	(430,387)	(468,514)

Ending units		165,137	196,259	4,857,387	5,613,198	6,702,502	6,648,136	2,790,624	2,438,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTB		AMTG		AMTP		AMFAS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,138,107	3,714,429	(183)	(193)	(128)	(310)	(58,692)	(82,712)
Realized gain (loss) on investments		(6,292,415)	(6,287,137)	232	6,699	1,306	5,416	32,910	728,680
Change in unrealized gain (loss) on investments		9,166,168	(30,885)	1,299	(6,526)	1,381	(6,876)	346,122	(869,758)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,011,860	(2,603,593)	1,348	(20)	2,559	(1,770)	320,340	(223,790)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,420,090	12,662,100	(94)	(719)	(113)	(7,448)	20,770	103,795
Transfers between funds		6,399,749	(9,337,382)	(45)	841	(233)	(24,671)	(614,494)	(919,169)
Redemptions		(31,235,201)	(29,093,636)	1	(8,398)	1	(6)	(543,418)	(957,732)
Annuity benefits		(19,797)	(56,488)	(2,519)	(5,421)	(1,898)	(2,893)	-	-
Contract maintenance charges (note 2)		(634,481)	(547,113)	137	(49)	234	(12)	(1,362)	(1,466)
Contingent deferred sales charges (note 2)		(109,462)	(171,683)	-	-	-	-	(2,399)	(2,207)
Adjustments to maintain reserves		(1,872)	(2,277)	1,456	1,376	(5,581)	951	(212)	(307)

Net equity transactions		(19,180,974)	(26,546,479)	(1,064)	(12,370)	(7,590)	(34,079)	(1,141,115)	(1,777,086)

Net change in contract owners’ equity		(14,169,114)	(29,150,072)	284	(12,390)	(5,031)	(35,849)	(820,775)	(2,000,876)
Contract owners’ equity beginning of period		171,395,888	200,545,960	12,930	25,320	17,206	53,055	4,222,440	6,223,316

Contract owners’ equity end of period	$	157,226,774	171,395,888	13,214	12,930	12,175	17,206	3,401,665	4,222,440

CHANGES IN UNITS:
Beginning units		15,352,684	18,038,619	5	153	-	999	335,319	480,243
Units purchased		4,150,707	4,081,983	17	-	3	1	73,848	450,321
Units redeemed		(5,960,527)	(6,767,918)	(17)	(148)	(3)	(1,000)	(156,707)	(595,245)

Ending units		13,542,864	15,352,684	5	5	-	-	252,460	335,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVMS		OVB		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(329,844)	(363,459)	2,830	468,616	1,232,762	1,791,960	404,306	(5,284)
Realized gain (loss) on investments	(643,106)	(832,132)	(2,325,747)	(1,167,336)	(2,827,125)	(3,308,468)	382,645	1,249,806
Change in unrealized gain (loss) on investments	3,383,957	(354,006)	6,415,498	540,337	4,541,965	4,069,721	8,352,205	(6,641,561)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,007	(1,549,597)	4,092,581	(158,383)	2,947,602	2,553,213	9,139,156	(5,397,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,030	718,330	438,062	398,729	606,005	559,852	1,870,495	2,422,146
Transfers between funds	(2,851,772)	158,409	(928,698)	(939,428)	(885,888)	(546,661)	(527,435)	(1,254,206)
Redemptions	(3,380,948)	(4,052,911)	(6,959,169)	(6,426,728)	(5,610,540)	(6,650,841)	(8,226,767)	(10,907,147)
Annuity benefits	(15,651)	(7,046)	(5,859)	(12,018)	(7,036)	(8,726)	(9,665)	(10,229)
Contract maintenance charges (note 2)	(9,599)	(10,322)	(23,036)	(25,683)	(17,132)	(19,464)	(20,188)	(24,172)
Contingent deferred sales charges (note 2)	(11,655)	(24,315)	(3,505)	(7,243)	(4,012)	(10,633)	(17,662)	(34,522)
Adjustments to maintain reserves	(226)	6,944	(345)	(271)	2,572	3,028	(183)	7

Net equity transactions	(5,990,821)	(3,210,911)	(7,482,550)	(7,012,642)	(5,916,031)	(6,673,445)	(6,931,405)	(9,808,123)

Net change in contract owners’ equity	(3,579,814)	(4,760,508)	(3,389,969)	(7,171,025)	(2,968,429)	(4,120,232)	2,207,751	(15,205,162)
Contract owners’ equity beginning of period	27,587,567	32,348,075	40,877,855	48,048,880	36,128,352	40,248,584	49,952,032	65,157,194

Contract owners’ equity end of period	$24,007,753	27,587,567	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032

CHANGES IN UNITS:
Beginning units	1,804,517	2,033,231	1,737,854	2,027,729	2,055,734	2,443,496	2,572,768	3,037,983
Units purchased	106,239	415,960	29,750	27,873	89,669	106,922	202,630	243,705
Units redeemed	(477,977)	(644,674)	(333,489)	(317,748)	(409,073)	(494,684)	(529,487)	(708,920)

Ending units	1,432,779	1,804,517	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS4		OVGS		OVGSS		OVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	284,545	(289,026)	838,765	(28,433)	35,793	(28,966)	(39,270)	(53,651)
Realized gain (loss) on investments		(1,677,194)	(593,653)	7,742,844	9,155,029	151,570	277,223	240,657	140,383
Change in unrealized gain (loss) on investments		12,162,381	(6,028,612)	9,963,594	(19,988,626)	1,098,903	(1,062,068)	1,504,611	(263,162)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,769,732	(6,911,291)	18,545,203	(10,862,030)	1,286,266	(813,811)	1,705,998	(176,430)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,702,765	5,312,978	9,330	3,819	(9,656)	44	485,575	330,574
Transfers between funds		516,047	(1,193,244)	(3,162,900)	(3,571,171)	(145,912)	(341,334)	168,301	(155,476)
Redemptions		(8,629,965)	(8,007,480)	(13,011,205)	(14,592,300)	(1,083,894)	(1,749,994)	(2,199,460)	(1,710,986)
Annuity benefits		(13,550)	(4,217)	(19,383)	(31,173)	-	-	(3,985)	(10,101)
Contract maintenance charges (note 2)		(7,483)	(8,438)	(47,414)	(55,550)	(702)	(982)	(7,428)	(8,047)
Contingent deferred sales charges (note 2)		(66,157)	(62,164)	(2,263)	(5,031)	(833)	(983)	(4,356)	(4,289)
Adjustments to maintain reserves		(1,100)	4,842	4,417	644	(98)	(233)	(482)	198

Net equity transactions		(3,499,443)	(3,957,723)	(16,229,418)	(18,250,762)	(1,241,095)	(2,093,482)	(1,561,835)	(1,558,127)

Net change in contract owners’ equity		7,270,289	(10,869,014)	2,315,785	(29,112,792)	45,171	(2,907,293)	144,163	(1,734,557)
Contract owners’ equity beginning of period		60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	11,224,428	12,958,985

Contract owners’ equity end of period	$	67,942,528	60,672,239	104,701,325	102,385,540	7,406,259	7,361,088	11,368,591	11,224,428

CHANGES IN UNITS:
Beginning units		4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	1,223,602	1,392,924
Units purchased		1,031,896	880,059	21	77	4,511	45,732	244,973	128,555
Units redeemed		(1,306,887)	(1,180,365)	(410,332)	(455,229)	(62,212)	(143,784)	(393,952)	(297,877)

Ending units		4,390,476	4,665,467	2,405,799	2,816,110	310,391	368,092	1,074,623	1,223,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGIS		OVSC		OVSCS		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,229,612)	(2,581,367)	(33,444)	(30,238)	(674,151)	(551,854)	(139,831)	(148,752)
Realized gain (loss) on investments		(467,277)	(10,516,619)	346,914	582,351	5,013,335	2,622,797	154,044	(121,631)
Change in unrealized gain (loss) on investments		32,867,877	9,101,558	315,018	(782,465)	3,353,514	(3,413,977)	1,469,772	(102,654)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,170,988	(3,996,428)	628,488	(230,352)	7,692,698	(1,343,034)	1,483,985	(373,037)

Equity transactions:
Purchase payments received from contract owners (note 3)		10,012,198	12,706,693	147,811	212,703	6,126,148	8,540,960	359,190	346,842
Transfers between funds		(21,944,982)	(11,850,584)	116,320	515,063	(5,702,213)	940,489	(625,607)	1,955,345
Redemptions		(28,592,025)	(28,437,308)	(478,181)	(553,693)	(4,609,469)	(4,122,193)	(1,787,726)	(1,579,753)
Annuity benefits		(1,747)	(1,497)	(478)	(468)	(6,806)	(1,649)	-	-
Contract maintenance charges (note 2)		(900,005)	(785,314)	(1,459)	(1,401)	(175,300)	(99,384)	(7,212)	(7,690)
Contingent deferred sales charges (note 2)		(175,848)	(223,529)	(2,985)	(1,503)	(48,828)	(30,136)	(3,556)	(4,498)
Adjustments to maintain reserves		(1,276)	(1,037)	(59)	(106)	(738)	2,128	(85)	187

Net equity transactions		(41,603,685)	(28,592,576)	(219,031)	170,595	(4,417,206)	5,230,215	(2,064,996)	710,433

Net change in contract owners’ equity		(11,432,697)	(32,589,004)	409,457	(59,757)	3,275,492	3,887,181	(581,011)	337,396
Contract owners’ equity beginning of period		216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

Contract owners’ equity end of period	$	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

CHANGES IN UNITS:
Beginning units		15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474
Units purchased		2,364,421	2,902,651	141,004	259,814	658,285	968,998	248,115	1,209,307
Units redeemed		(5,068,500)	(4,889,352)	(163,498)	(250,978)	(857,474)	(660,301)	(589,321)	(1,142,164)

Ending units		12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		OVSBS		PMVAAD		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,479)	-	(23,537)	-	423,540	-	813,476	88,420
Realized gain (loss) on investments	285	-	2,879	-	9,812	-	535,080	610,773
Change in unrealized gain (loss) on investments	11,186	-	151,271	-	153,142	-	(1,086,348)	425,383
Reinvested capital gains	-	-	-	-	-	-	518,077	73,207

Net increase (decrease) in contract owners’ equity resulting from operations	9,992	-	130,613	-	586,494	-	780,285	1,197,783

Equity transactions:
Purchase payments received from contract owners (note 3)	1,434	-	86,858	-	8,200,329	-	3,077,251	4,148,576
Transfers between funds	723,779	-	9,056,879	-	11,678,994	-	(1,730,044)	2,732,798
Redemptions	(44,585)	-	(394,761)	-	(582,275)	-	(2,237,273)	(2,655,456)
Annuity benefits	-	-	(22)	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(216)	-	(234)	-	(1,799)	(1,604)
Contingent deferred sales charges (note 2)	(91)	-	(213)	-	(1,651)	-	(16,841)	(7,003)
Adjustments to maintain reserves	(23)	-	1,121	-	(116)	-	509	(1,339)

Net equity transactions	680,488	-	8,749,646	-	19,295,047	-	(908,197)	4,215,972

Net change in contract owners’ equity	690,480	-	8,880,259	-	19,881,541	-	(127,912)	5,413,755
Contract owners’ equity beginning of period	-	-	-	-	-	-	22,970,486	17,556,731

Contract owners’ equity end of period	$690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,837,753	1,500,572
Units purchased	74,231	-	942,718	-	2,001,065	-	542,041	1,265,349
Units redeemed	(6,244)	-	(67,807)	-	(126,395)	-	(616,270)	(928,168)

Ending units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PMVTRD		PVGIB		PVTIGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$650,680	(129,068)	1,150,784	245,053	7,139	(7,543)	2,738	10,953
Realized gain (loss) on investments	924,447	485,376	57,378	(2,822)	(333,740)	(606,386)	(52,884)	(32,882)
Change in unrealized gain (loss) on investments	10,401,166	(2,419,505)	3,860,783	(970,242)	733,390	437,749	117,212	(67,628)
Reinvested capital gains	-	-	3,544,898	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,976,293	(2,063,197)	8,613,843	107,906	406,789	(176,180)	67,066	(89,557)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,926,661	71,828,103	77,913,355	43,402,248	9,751	25,101	-	-
Transfers between funds	37,544,311	14,125,276	51,435,830	22,982,635	194,965	(84,556)	-	(31,881)
Redemptions	(28,981,984)	(26,147,617)	(8,870,608)	(1,119,580)	(525,768)	(709,127)	(100,889)	(137,736)
Annuity benefits	(637)	(572)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784,357)	(913,678)	(646,959)	(27,481)	(537)	(554)	(80)	(82)
Contingent deferred sales charges (note 2)	(238,752)	(199,377)	(53,861)	(8,887)	(427)	(2,302)	(117)	(16)
Adjustments to maintain reserves	5,603	(5,964)	(2,687)	(9,593)	(112)	(259)	3	(67)

Net equity transactions	64,470,845	58,686,171	119,775,070	65,219,342	(322,128)	(771,697)	(101,083)	(169,782)

Net change in contract owners’ equity	76,447,138	56,622,974	128,388,913	65,327,248	84,661	(947,877)	(34,017)	(259,339)
Contract owners’ equity beginning of period	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688	366,694	626,033

Contract owners’ equity end of period	$337,032,708	260,585,570	193,716,161	65,327,248	2,644,472	2,559,811	332,677	366,694

CHANGES IN UNITS:
Beginning units	23,171,669	18,042,359	6,540,321	-	212,998	275,411	28,337	39,549
Units purchased	12,794,621	13,186,257	14,394,072	7,565,330	53,761	52,419	-	1,067
Units redeemed	(7,193,529)	(8,056,947)	(2,947,189)	(1,025,009)	(79,139)	(114,832)	(6,862)	(12,279)

Ending units	28,772,761	23,171,669	17,987,204	6,540,321	187,620	212,998	21,475	28,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		VYDS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(27,274)	(59,022)	(57,829)	-	(1,077)	(3,072)	(686,038)	(205,865)
Realized gain (loss) on investments	79,673	379,283	(41,285)	-	(803)	(57,508)	1,426,849	191,366
Change in unrealized gain (loss) on investments	251,531	(1,159,581)	(141,196)	-	53,047	16,550	7,738,204	(811,736)
Reinvested capital gains	-	-	-	-	-	-	1,043,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,930	(839,320)	(240,310)	-	51,167	(44,030)	9,522,409	(826,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,484	1,816	34,233	-	-	26,609	6,864,457	3,367,389
Transfers between funds	(484,432)	277,956	6,023,242	-	-	(102,794)	17,709,653	22,636,118
Redemptions	(850,541)	(521,357)	(533,933)	-	(8,675)	(58,353)	(5,022,033)	(1,226,618)
Annuity benefits	-	-	(230)	-	-	-	-	-
Contract maintenance charges (note 2)	(417)	(470)	(1,113)	-	(114)	(135)	(6,266)	(1,538)
Contingent deferred sales charges (note 2)	(515)	(1,159)	(3,066)	-	(110)	(27)	(37,225)	(8,818)
Adjustments to maintain reserves	(104)	(110)	(225)	-	(44)	(7)	(492)	(752)

Net equity transactions	(1,318,525)	(243,324)	5,518,908	-	(8,943)	(134,707)	19,508,094	24,765,781

Net change in contract owners’ equity	(1,014,595)	(1,082,644)	5,278,598	-	42,224	(178,737)	29,030,503	23,939,546
Contract owners’ equity beginning of period	2,914,393	3,997,037	-	-	348,002	526,739	27,116,053	3,176,507

Contract owners’ equity end of period	$1,899,798	2,914,393	5,278,598	-	390,226	348,002	56,146,556	27,116,053

CHANGES IN UNITS:
Beginning units	221,728	248,463	-	-	27,442	38,329	2,368,928	301,680
Units purchased	41,612	137,865	644,750	-	504	2,805	3,369,395	3,364,199
Units redeemed	(135,355)	(164,600)	(96,695)	-	(1,165)	(13,692)	(1,939,336)	(1,296,951)

Ending units	127,985	221,728	548,055	-	26,781	27,442	3,798,987	2,368,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,034)	-	59,211	799,031	(324,663)	(45,550)	(354,736)	(32,427)
Realized gain (loss) on investments	(2,703)	-	(133,179)	(112,445)	(1,519,560)	(2,137,349)	1,552,201	2,234,334
Change in unrealized gain (loss) on investments	403,566	-	460,132	(151,075)	6,660,836	(3,557,569)	(5,574,871)	(8,124,985)
Reinvested capital gains	109,899	-	158,772	243,995	-	-	2,563,706	407,783

Net increase (decrease) in contract owners’ equity resulting from operations	500,728	-	544,936	779,506	4,816,613	(5,740,468)	(1,813,700)	(5,515,295)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,829,063	-	241,875	13,537	251,121	-	(4,763)	1,406
Transfers between funds	8,816,346	-	5,194,049	(302,294)	13,236,597	(1,046,520)	48,728,869	(819,801)
Redemptions	(323,417)	-	(2,154,877)	(1,346,118)	(2,658,659)	(2,366,960)	(6,903,459)	(2,636,150)
Annuity benefits	-	-	(4,111)	(3,534)	(5,816)	(6,448)	(2,526)	(3,053)
Contract maintenance charges (note 2)	(330)	-	(6,423)	(6,255)	(10,527)	(10,017)	(17,229)	(13,419)
Contingent deferred sales charges (note 2)	(1,373)	-	(648)	(215)	(601)	(1,176)	(20,225)	(422)
Adjustments to maintain reserves	(457,932)	-	(77)	934	(24,273)	1,004	(7,662)	427

Net equity transactions	12,862,357	-	3,269,788	(1,643,945)	10,787,842	(3,430,117)	41,773,005	(3,471,012)

Net change in contract owners’ equity	13,363,085	-	3,814,724	(864,439)	15,604,455	(9,170,585)	39,959,305	(8,986,307)
Contract owners’ equity beginning of period	-	-	11,420,517	12,284,956	14,809,682	23,980,267	25,097,845	34,084,152

Contract owners’ equity end of period	$13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682	65,057,150	25,097,845

CHANGES IN UNITS:
Beginning units	-	-	445,923	511,066	797,445	946,130	552,304	619,064
Units purchased	1,652,401	-	225,585	-	684,367	-	3,361,341	1
Units redeemed	(264,318)	-	(95,420)	(65,143)	(203,948)	(148,685)	(939,633)	(66,761)

Ending units	1,388,083	-	576,088	445,923	1,277,864	797,445	2,974,012	552,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRHIP		WRMCG		WRPCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(484,688)	(500,298)	(107,253)	-	(30,622)	-	5,695	(1,047)
Realized gain (loss) on investments	898,488	1,577,566	107,527	-	(9,484)	-	(731)	(10,031)
Change in unrealized gain (loss) on investments	16,358,539	(10,208,797)	898,489	-	359,730	-	39,608	(3,265)
Reinvested capital gains	-	-	-	-	12,611	-	35,666	652

Net increase (decrease) in contract owners’ equity resulting from operations	16,772,339	(9,131,529)	898,763	-	332,235	-	80,238	(13,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,771,220	27,069,234	7,623,244	-	3,733,672	-	1,425,542	933,390
Transfers between funds	(5,500,167)	8,920,842	17,830,308	-	3,451,334	-	(95,454)	87,869
Redemptions	(10,518,864)	(10,852,045)	(1,056,839)	-	(55,444)	-	(99,096)	(877)
Annuity benefits	(636)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,215)	(8,908)	(458)	-	(7,565)	-	(6,543)	-
Contingent deferred sales charges (note 2)	(109,596)	(66,987)	(195)	-	(6)	-	-	-
Adjustments to maintain reserves	(913)	606	(141)	-	(131)	-	(6)	1

Net equity transactions	11,631,829	25,062,742	24,395,919	-	7,121,860	-	1,224,443	1,020,383

Net change in contract owners’ equity	28,404,168	15,931,213	25,294,682	-	7,454,095	-	1,304,681	1,006,692
Contract owners’ equity beginning of period	93,728,667	77,797,454	-	-	-	-	1,006,692	-

Contract owners’ equity end of period	$122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

CHANGES IN UNITS:
Beginning units	8,101,468	6,143,715	-	-	-	-	92,333	-
Units purchased	3,371,154	4,827,421	2,872,915	-	777,372	-	124,130	103,588
Units redeemed	(2,469,020)	(2,869,668)	(528,836)	-	(35,696)	-	(17,444)	(11,255)

Ending units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRPMP		WRPMAP		WRPMCP		SVDF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	31,696	4,002	58,514	29,602	9,202	(202)	(524)	(468)
Realized gain (loss) on investments		(3,223)	(2,911)	(24,782)	(26,852)	(2,822)	(9,500)	1,166	2,076
Change in unrealized gain (loss) on investments		501,688	(63,776)	1,295,887	(755,920)	126,062	(12,010)	4,931	(1,575)
Reinvested capital gains		196,645	15,295	441,576	107,545	66,185	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		726,806	(47,390)	1,771,195	(645,625)	198,627	(17,762)	5,573	33

Equity transactions:
Purchase payments received from contract owners (note 3)		11,312,462	4,782,149	12,612,480	14,337,201	3,673,867	1,661,641	(33)	2,363
Transfers between funds		376,320	(24,265)	(88,336)	(16,720)	16,660	15,628	(23)	1,016
Redemptions		(145,808)	(61,827)	(533,802)	(68,113)	(172,146)	(28,126)	-	-
Annuity benefits		-	-	-	-	-	-	(3,564)	(7,427)
Contract maintenance charges (note 2)		(34,013)	(255)	(91,814)	(123)	(10,326)	(93)	52	(279)
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(14)	1	(27)	(5)	(15)	(2)	41	3

Net equity transactions		11,508,947	4,695,803	11,898,501	14,252,240	3,508,040	1,649,048	(3,527)	(4,324)

Net change in contract owners’ equity		12,235,753	4,648,413	13,669,696	13,606,615	3,706,667	1,631,286	2,046	(4,291)
Contract owners’ equity beginning of period		4,676,395	27,982	13,606,615	-	1,631,286	-	35,590	39,881

Contract owners’ equity end of period	$	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

CHANGES IN UNITS:
Beginning units		424,157	2,491	1,230,558	-	148,360	-	74	-
Units purchased		997,291	428,766	1,064,633	1,255,458	319,088	150,962	1	15
Units redeemed		(15,327)	(7,100)	(60,162)	(24,900)	(17,841)	(2,602)	(1)	59

Ending units		1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVOF		WFVSCG		WFVSMV		WFVTRB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,191)	(3,414)	(539,310)	(423,134)	(19)	(38)	589	4,038
Realized gain (loss) on investments		8,799	26,894	1,172,522	1,060,262	(581)	(493)	321	224
Change in unrealized gain (loss) on investments		27,797	(42,438)	(589,315)	(2,072,670)	1,613	(273)	7,550	3,548
Reinvested capital gains		91	-	1,636,874	-	-	-	5,572	11,330

Net increase (decrease) in contract owners’ equity resulting from operations		33,496	(18,958)	1,680,771	(1,435,542)	1,013	(804)	14,032	19,140

Equity transactions:
Purchase payments received from contract owners (note 3)		(163)	(14,154)	5,844,284	8,919,613	-	-	-	-
Transfers between funds		(232)	(35,273)	(3,083,002)	(1,588,741)	(810)	521	-	-
Redemptions		(25)	-	(2,750,446)	(1,984,912)	(1,096)	(1,178)	-	-
Annuity benefits		(22,836)	(32,222)	-	-	-	-	-	-
Contract maintenance charges (note 2)		419	(44)	(151,750)	(72,105)	-	-	-	-
Contingent deferred sales charges (note 2)		1	-	(42,508)	(9,935)	-	-	-	-
Adjustments to maintain reserves		(1,035)	(3,052)	(544)	(792)	2	(2)	(3)	(3)

Net equity transactions		(23,871)	(84,745)	(183,966)	5,263,128	(1,904)	(659)	(3)	(3)

Net change in contract owners’ equity		9,625	(103,703)	1,496,805	3,827,586	(891)	(1,463)	14,029	19,137
Contract owners’ equity beginning of period		246,624	350,327	30,844,147	27,016,561	8,299	9,762	293,570	274,433

Contract owners’ equity end of period	$	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

CHANGES IN UNITS:
Beginning units		-	836	2,029,850	1,674,122	951	1,026	21,348	21,348
Units purchased		9	-	992,569	1,334,492	57	106	-	-
Units redeemed		(9)	(836)	(1,015,850)	(978,764)	(255)	(181)	-	-

Ending units		-	-	2,006,569	2,029,850	753	951	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVOG2		JAGTS2		JAIGS2		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(857)	(966)	(64,891)	(173,645)	(442,260)	(1,348,124)	(16,521)	6,690
Realized gain (loss) on investments	3,068	1,091	814,110	2,046,500	2,355,718	(4,635,315)	(289,770)	(70,855)
Change in unrealized gain (loss) on investments	3,305	(5,183)	1,264,910	(3,189,059)	8,375,770	(42,385,904)	349,749	(196,359)
Reinvested capital gains	3,480	541	-	-	-	1,249,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	(4,517)	2,014,129	(1,316,204)	10,289,228	(47,119,848)	43,458	(260,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	733,950	2,624,036	1,407,453	9,127,376	6,578	76,042
Transfers between funds	-	(5,242)	(12,984,772)	926,695	(90,931,903)	(28,839,426)	(2,952,809)	(61,810)
Redemptions	(11,463)	(1,225)	(694,552)	(1,766,216)	(4,009,784)	(15,391,266)	(407,306)	(513,298)
Annuity benefits	-	-	-	-	(7,132)	(13,264)	-	-
Contract maintenance charges (note 2)	(10)	(18)	(968)	(2,855)	(6,854)	(25,707)	(1,246)	(1,595)
Contingent deferred sales charges (note 2)	-	-	(706)	(4,444)	(22,974)	(69,170)	(3)	(924)
Adjustments to maintain reserves	(18)	10	25	(509)	101,705	5,919	(26)	(27)

Net equity transactions	(11,491)	(6,475)	(12,947,023)	1,776,707	(93,469,489)	(35,205,538)	(3,354,812)	(501,612)

Net change in contract owners’ equity	(2,495)	(10,992)	(10,932,894)	460,503	(83,180,261)	(82,325,386)	(3,311,354)	(762,136)
Contract owners’ equity beginning of period	51,038	62,030	10,932,894	10,472,391	83,180,261	165,505,647	3,311,354	4,073,490

Contract owners’ equity end of period	$48,543	51,038	-	10,932,894	-	83,180,261	-	3,311,354

CHANGES IN UNITS:
Beginning units	4,361	4,925	921,943	765,556	4,453,401	5,924,822	293,739	334,971
Units purchased	851	-	489,186	1,121,150	327,316	1,029,521	59,437	57,319
Units redeemed	(1,719)	(564)	(1,411,129)	(964,763)	(4,780,717)	(2,500,942)	(353,176)	(98,551)

Ending units	3,493	4,361	-	921,943	-	4,453,401	-	293,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCD2		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,047)	(112,786)	(126,084)	(425,704)	100,163	398,577	(59,389)	(11,913)
Realized gain (loss) on investments	(342,665)	(114,742)	5,254,486	(4,005,304)	79,263	(16,148)	2,130,804	1,458,164
Change in unrealized gain (loss) on investments	1,202,582	(401,054)	(2,195,190)	2,139,793	(149,144)	(133,246)	90,670	(6,253,902)
Reinvested capital gains	-	-	-	-	78,829	121,547	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	827,870	(628,582)	2,933,212	(2,291,215)	109,111	370,730	2,162,085	(4,807,651)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,827	81,949	855,153	4,465,249	38,040	167,392	53,174	617,855
Transfers between funds	(6,145,979)	(106,757)	(25,619,835)	220,884	(5,709,062)	344,874	(13,180,281)	(5,284,411)
Redemptions	(408,004)	(1,058,709)	(923,202)	(2,512,531)	(267,811)	(1,032,678)	(445,831)	(2,461,309)
Annuity benefits	(371)	(1,230)	-	-	-	-	(726)	(4,040)
Contract maintenance charges (note 2)	(729)	(2,531)	(30,995)	(73,499)	(549)	(1,582)	(1,688)	(5,154)
Contingent deferred sales charges (note 2)	(289)	(5,308)	(5,566)	(28,125)	(225)	(547)	(867)	(1,943)
Adjustments to maintain reserves	1,187	(384)	124	(734)	167	(1,034)	20,876	146

Net equity transactions	(6,537,358)	(1,092,970)	(25,724,321)	2,071,244	(5,939,440)	(523,575)	(13,555,343)	(7,138,856)

Net change in contract owners’ equity	(5,709,488)	(1,721,552)	(22,791,109)	(219,971)	(5,830,329)	(152,845)	(11,393,258)	(11,946,507)
Contract owners’ equity beginning of period	5,709,488	7,431,040	22,791,109	23,011,080	5,830,329	5,983,174	11,393,258	23,339,765

Contract owners’ equity end of period	$-	5,709,488	-	22,791,109	-	5,830,329	-	11,393,258

CHANGES IN UNITS:
Beginning units	490,830	579,187	1,414,528	1,298,000	399,375	437,415	551,256	827,950
Units purchased	49,715	92,123	97,446	846,862	15,686	89,462	51,001	119,749
Units redeemed	(540,545)	(180,480)	(1,511,974)	(730,334)	(415,061)	(127,502)	(602,257)	(396,443)

Ending units	-	490,830	-	1,414,528	-	399,375	-	551,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF3		OVHI3		OVHI4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(289,294)	(242,307)	-	112,024	91,334	47,513	903,824	586,860
Realized gain (loss) on investments	(5,416,237)	(358,911)	-	(313,065)	(71,063)	10,667	(593,671)	596,792
Change in unrealized gain (loss) on investments	4,221,023	(12,271,602)	-	100,870	39,989	(79,705)	364,056	(1,488,525)
Reinvested capital gains	4,042,343	674,581	-	173,773	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,557,835	(12,198,239)	-	73,602	60,260	(21,525)	674,209	(304,873)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,290,359	11,142,816	-	24,573	57,621	37,379	147,542	314,199
Transfers between funds	(58,649,211)	8,050,481	-	(3,469,556)	(481,685)	35,216	(6,994,776)	863,308
Redemptions	(2,686,605)	(6,217,849)	-	(109,678)	(118,059)	(125,397)	(982,492)	(1,269,909)
Annuity benefits	(941)	(6,032)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,761)	(13,198)	-	(91)	(215)	(273)	(493)	(747)
Contingent deferred sales charges (note 2)	(15,779)	(20,399)	-	(108)	(110)	(166)	(626)	(7,676)
Adjustments to maintain reserves	7,816	(6,975)	-	(73)	(29)	(45)	(208)	(250)

Net equity transactions	(57,059,122)	12,928,844	-	(3,554,933)	(542,477)	(53,286)	(7,831,053)	(101,075)

Net change in contract owners’ equity	(54,501,287)	730,605	-	(3,481,331)	(482,217)	(74,811)	(7,156,844)	(405,948)
Contract owners’ equity beginning of period	54,501,287	53,770,682	-	3,481,331	482,217	557,028	7,156,844	7,562,792

Contract owners’ equity end of period	$-	54,501,287	-	-	-	482,217	-	7,156,844

CHANGES IN UNITS:
Beginning units	3,469,671	2,350,975	-	288,563	175,763	196,791	2,632,631	2,685,043
Units purchased	610,995	2,531,203	-	27,666	114,563	124,033	763,683	1,826,898
Units redeemed	(4,080,666)	(1,412,507)	-	(316,229)	(290,326)	(145,061)	(3,396,314)	(1,879,310)

Ending units	-	3,469,671	-	-	-	175,763	-	2,632,631

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI		OVHIS		ACVU2		AVBV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,990	4,049	364,521	248,271	(29)	(108)	(23)	(63)
Realized gain (loss) on investments	(47,209)	(81,366)	(6,266,756)	(2,885,033)	1,983	1,824	652	672
Change in unrealized gain (loss) on investments	46,555	77,454	6,166,243	2,539,282	(1,235)	(1,393)	(133)	(531)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,336	137	264,008	(97,480)	719	323	496	78

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2	75	-	-	2,163	39
Transfers between funds	(20,951)	(514)	(2,476,910)	(323,301)	-	-	(13,427)	(39)
Redemptions	(4,664)	(25,838)	(280,219)	(537,967)	-	-	11,264	-
Annuity benefits	-	-	(107)	(132)	(5,712)	(5,636)	(4,608)	(4,779)
Contract maintenance charges (note 2)	(7)	(13)	(368)	(513)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(9)	(710)	(1,211)	-	-	-	-
Adjustments to maintain reserves	(10)	(13)	(2,193)	(298)	(12)	62	4	15

Net equity transactions	(25,632)	(26,387)	(2,760,505)	(863,347)	(5,724)	(5,574)	(4,604)	(4,764)

Net change in contract owners’ equity	(23,296)	(26,250)	(2,496,497)	(960,827)	(5,005)	(5,251)	(4,108)	(4,686)
Contract owners’ equity beginning of period	23,296	49,546	2,496,497	3,457,324	5,005	10,256	4,108	8,794

Contract owners’ equity end of period	$-	23,296	-	2,496,497	-	5,005	-	4,108

CHANGES IN UNITS:
Beginning units	7,881	16,199	642,234	856,240	-	-	-	-
Units purchased	-	-	20,641	107,168	-	-	2	(159)
Units redeemed	(7,881)	(8,318)	(662,875)	(321,174)	-	-	(2)	159

Ending units	-	7,881	-	642,234	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CSIEF3		AMINS		WSCP		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	28,624	-	(7)	-	(180,035)	-	(1,059)
Realized gain (loss) on investments	-	(41,389)	-	(522)	-	2,404,597	-	(425,178)
Change in unrealized gain (loss) on investments	-	(210,286)	-	-	-	(4,313,690)	-	385,062
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(223,051)	-	(529)	-	(2,089,128)	-	(41,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,341	-	1,921	-	321,366	-	92,036
Transfers between funds	-	(1,882,814)	-	(1,175)	-	(28,116,105)	-	(1,883,961)
Redemptions	-	(115,708)	-	(112)	-	(3,691,090)	-	(360,558)
Annuity benefits	-	(3,110)	-	-	-	(2,221)	-	-
Contract maintenance charges (note 2)	-	(973)	-	(105)	-	(16,307)	-	(418)
Contingent deferred sales charges (note 2)	-	(8)	-	-	-	(6,145)	-	(335)
Adjustments to maintain reserves	-	(33,705)	-	-	-	(10,000)	-	(23)

Net equity transactions	-	(2,015,977)	-	529	-	(31,520,502)	-	(2,153,259)

Net change in contract owners’ equity	-	(2,239,028)	-	-	-	(33,609,630)	-	(2,194,434)
Contract owners’ equity beginning of period	-	2,239,028	-	-	-	33,609,630	-	2,194,434

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	196,205	-	-	-	2,155,736	-	147,046
Units purchased	-	31,812	-	2,240	-	33,589	-	42,559
Units redeemed	-	(228,017)	-	(2,240)	-	(2,189,325)	-	(189,605)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVGWL6		ACVI4
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	(2,662)	-	7
Realized gain (loss) on investments		-	154,220	-	32
Change in unrealized gain (loss) on investments		-	(229,888)	-	-
Reinvested capital gains		-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(78,330)	-	39

Equity transactions:
Purchase payments received from contract owners (note 3)		-	394,116	-	(37)
Transfers between funds		-	(2,511,022)	-	58
Redemptions		-	(17,563)	-	-
Annuity benefits		-	-	-	-
Contract maintenance charges (note 2)		-	(4,380)	-	(60)
Contingent deferred sales charges (note 2)		-	(177)	-	-
Adjustments to maintain reserves		-	(182)	-	-

Net equity transactions		-	(2,139,208)	-	(39)

Net change in contract owners’ equity		-	(2,217,538)	-	-
Contract owners’ equity beginning of period		-	2,217,538	-	-

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	152,509	-	-
Units purchased		-	41,976	-	45
Units redeemed		-	(194,485)	-	(45)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Protected Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage VT Core Bond Fund (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-
7% Lifetime Income Option	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30% (3)	0.50%(3)			0.20%(3)	-
No CDSC	0.35% (7)	0.55%(7)			0.25%(7)	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-
Combination Enhanced II	-	-	-	-	0.45%	-
Combination Enhanced	-	0.40%(10)	0.45%(59)	-	0.30%	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-
7% Lifetime Income Option (New York)	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)	-	1.00%(1)	-
10% Lifetime Income Option	1.20%(20)	1.20%	-	-	1.20%(20)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%(19)	-	-	0.15%	-
7% Spousal Continuation Benefit (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%
Spousal Continuation Benefit Option	-	-	-	-	-	0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	3.85%(52)	3.25%(52)	4.50%(22)	1.10%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.35%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.45%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Lifetime Income Option (New York)			1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Lifetime Income Option	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Spousal Continuation Benefit (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.00%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	-	-
5% Lifetime Income Option (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Lifetime Income Option (New York)	-	-	1.50%(49)(51)(53)	1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Lifetime Income Option (New York)	-	-	-	-	-	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	1.20%	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(42)	-	-	-	-	-
5% Spousal Continuation Benefit (Non-New York)	-	-	-	-	-	-
7% Spousal Continuation Benefit (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)	-
10% Spousal Continuation Benefit (New York)	-	-	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.00%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Lifetime Income Option (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Lifetime Income Option (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Lifetime Income Option (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Lifetime Income Option (New York)	-	-	1.20%	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Spousal Continuation Benefit (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Spousal Continuation Benefit (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-
10% Spousal Continuation Benefit (New York)	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(33)	-		-
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.00%(52)	3.30%(43)	3.40%(52)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(33) The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Spousal Continuation Benefit is only available for election if the 5% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(42) No longer available

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(50) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

(56) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected.

(57) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected. Currently, there is no charge associated with the 5% Spousal Continuation Benefit.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3

0.40%	$158,919	$-	$-	$-	$-	$-	$-	$-
0.65%	134,790	-	-	-	-	-	-	70
0.75%	561,314	-	-	-	-	-	-	3,054
0.80%	185,712	-	-	-	-	-	-	337
0.85%	686,357	-	-	-	-	-	-	2,292
0.95%	308,424	1,428	-	-	-	-	-	1,114
1.05%	279,953	2,924	-	-	-	-	-	1,652
1.10%	10,358,403	-	-	-	-	-	-	20,982
1.15%	48,671,560	-	64	-	-	495	-	98,117
1.20%	339,624	-	-	-	-	-	-	1,060
1.25%	4,830,613	-	-	-	-	-	-	40,532
1.30%	102,951,093	-	34	138,112	20,633	3,469	15,132	241,321
1.35%	11,941,930	-	139	-	-	173	-	82,022
1.40%	16,746,219	-	-	-	-	-	-	67,542
1.45%	5,625,509	317	-	-	-	-	-	35,065
1.50%	21,143,291	-	1,548	-	-	1,859	-	277,392
1.55%	36,049,532	-	13	-	-	-	-	187,464
1.60%	3,927,030	-	419	-	-	196	-	136,993
1.65%	9,807,794	-	-	-	-	5	-	57,221
1.70%	3,272,323	-	-	-	-	-	-	13,941
1.75%	102,105,025	-	3,289	-	-	3,200	-	418,288
1.80%	8,263,150	-	2,887	-	-	31	-	107,495
1.85%	11,194,061	-	-	-	-	1,616	-	43,424
1.90%	3,090,054	-	-	-	-	-	-	12,472
1.95%	19,069,704	-	247	-	-	427	-	173,948
2.00%	12,279,825	-	226	-	-	-	-	54,746
2.05%	4,655,607	-	-	-	-	19	-	19,254
2.10%	6,870,366	-	366	-	-	-	-	40,882
2.15%	9,522,470	-	-	-	-	-	-	13,728
2.20%	7,478,358	-	540	-	-	250	-	44,603
2.25%	4,991,471	-	-	-	-	-	-	7,023
2.30%	4,107,381	-	-	-	-	14	-	11,466
2.35%	15,723,072	-	-	-	-	-	-	15,594
2.40%	3,057,324	-	-	-	-	-	-	579
2.45%	1,774,082	-	-	-	-	-	-	2,474
2.50%	8,685,605	-	-	-	-	-	-	1,302
2.55%	1,667,702	-	342	-	-	-	-	1,926
2.60%	727,774	-	-	-	-	-	-	1,020
2.65%	288,003	-	-	-	-	-	-	1,343
2.70%	850,508	-	-	-	-	-	-	-
2.75%	218,365	-	-	-	-	-	-	-
2.80%	264,403	-	-	-	-	-	-	-
2.85%	199,486	-	-	-	-	-	-	-
2.90%	109,277	-	-	-	-	-	-	-
2.95%	151,184	-	-	-	-	-	-	-
3.00%	73,081	-	-	-	-	-	-	-
3.05%	61,049	-	-	-	-	-	-	-
3.10%	3,198	-	-	-	-	-	-	-
3.15%	864	-	-	-	-	-	-	-
3.20%	772	-	-	-	-	-	-	-
3.25%	3,875	-	-	-	-	-	-	-
3.30%	3,583	-	-	-	-	-	-	-
3.40%	1,498	-	-	-	-	-	-	-

Totals	$505,472,567	$4,669	$10,114	$138,112	$20,633	$11,754	$15,132	$2,239,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2

0.40%	$-	$-	$308	$-	$-	$54	$28	$28
0.65%	138	-	170	-	-	32	19	24
0.75%	22,482	-	4,336	-	-	1,154	393	22
0.80%	-	8,993	-	2,201	-	-	-	-
0.85%	19,943	-	11,719	-	-	533	385	1
0.95%	39,421	-	18,749	-	-	-	-	-
1.05%	37,047	-	15,382	-	-	-	-	-
1.10%	-	-	32,276	-	-	29	2,396	-
1.15%	-	-	305,348	-	2	6,431	14,492	403
1.20%	-	-	7,768	-	-	-	-	-
1.25%	-	-	35,584	-	-	433	661	-
1.30%	-	1,935,372	166,902	415,995	73	42,356	76,008	1,479
1.35%	3,397	-	71,234	-	-	2,142	4,394	516
1.40%	-	954,731	17,112	118,017	-	6	6	53
1.45%	450	-	63,114	-	-	218	1,007	-
1.50%	-	-	130,692	-	671	11,035	24,092	313
1.55%	85	-	193,354	-	108	12,481	14,212	33
1.60%	-	-	48,166	-	80	1,937	4,516	214
1.65%	-	-	52,364	-	5	2,244	8,025	434
1.70%	-	-	15,725	-	-	160	184	-
1.75%	-	-	234,001	-	253	14,352	37,154	1,064
1.80%	-	-	64,231	-	10	7,011	3,125	478
1.85%	-	-	76,745	-	2	4,961	20,883	169
1.90%	-	-	12,674	-	-	16	15,805	-
1.95%	-	-	53,886	-	-	3,792	7,127	311
2.00%	-	-	59,731	-	-	516	15,011	-
2.05%	-	-	22,500	-	-	1,798	5,450	11
2.10%	-	-	31,114	-	-	983	3,918	585
2.15%	-	-	16,774	-	-	257	232	458
2.20%	-	-	31,334	-	108	5,377	2,925	185
2.25%	-	-	8,296	-	-	105	60	-
2.30%	-	-	20,038	-	-	959	2,897	689
2.35%	-	-	16,594	-	-	581	3,333	-
2.40%	-	-	5,485	-	-	-	283	-
2.45%	-	-	3,651	-	-	-	54	-
2.50%	-	-	6,171	-	-	86	677	155
2.55%	-	-	652	-	-	-	5,713	61
2.60%	-	-	829	-	-	-	271	-
2.65%	-	-	663	-	-	-	28	27
2.70%	-	-	981	-	-	-	123	-
2.75%	-	-	408	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	668	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$ 122,963	$ 2,899,096	$1,857,729	$ 536,213	$ 1,312	$122,039	$275,887	$ 7,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IVKMG1	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC

0.40%	$-	$-	$-	$-	$388	$-	$-	$-
0.65%	-	-	-	-	326	-	-	-
0.75%	-	368	-	-	1,232	87	991	-
0.80%	-	66	285	-	3,223	267	2,138	-
0.85%	-	254	-	-	4,338	233	2,188	-
0.95%	-	450	-	13,634	9,607	18	9,095	381
1.05%	-	-	-	20,708	9,203	58	7,053	-
1.10%	-	2,364	-	196	20,951	531	4,968	798
1.15%	-	22,279	-	16,826	216,260	6,588	91,430	18,801
1.20%	-	271	-	87	195	-	17	1,131
1.25%	-	5,286	-	12,230	19,293	822	14,549	12,171
1.30%	-	27,643	93,329	83	395,538	63,791	240,176	344
1.35%	-	8,346	-	145	72,799	6,322	29,417	3,386
1.40%	-	2,604	22,894	1,078	62,350	16,471	58,077	1,834
1.45%	-	4,161	-	5,538	29,129	1,845	12,837	3,306
1.50%	-	10,058	-	9,072	73,558	11,950	20,019	13,389
1.55%	-	21,183	-	33,501	170,321	7,592	85,721	19,841
1.60%	-	3,623	-	1,887	32,112	3,876	16,665	4,379
1.65%	-	4,687	-	394	40,232	25,218	17,907	4,601
1.70%	-	1,986	-	6,604	16,637	623	7,677	5,266
1.75%	-	39,695	-	14,687	356,262	8,475	68,068	15,004
1.80%	-	5,458	-	6,293	30,900	1,653	20,091	5,678
1.85%	-	4,628	-	1,844	50,868	1,993	7,507	7,625
1.90%	-	1,380	-	137	9,164	157	4,282	2,859
1.95%	-	12,991	-	3,571	67,736	3,438	14,811	1,815
2.00%	-	5,434	-	150	68,389	1,746	15,757	1,229
2.05%	-	1,866	-	8,078	16,983	1,779	3,909	4,482
2.10%	-	15,165	-	869	33,524	3,937	8,531	2,739
2.15%	-	6,964	-	1,507	28,385	1,568	4,957	2,018
2.20%	-	3,772	-	4,405	43,474	6,441	4,317	2,601
2.25%	-	1,247	-	401	7,748	48	280	796
2.30%	-	6,321	-	24	30,584	154	1,743	2,809
2.35%	-	6,205	-	-	44,131	-	781	684
2.40%	-	1,331	-	-	12,679	-	188	-
2.45%	-	1,439	-	-	13,524	502	1,063	262
2.50%	-	4,193	-	-	26,350	-	65	220
2.55%	-	859	-	-	3,044	586	391	-
2.60%	-	137	-	-	4,067	-	-	-
2.65%	-	-	-	-	3,555	-	451	-
2.70%	-	29	-	-	1,196	-	-	-
2.75%	-	391	-	-	419	-	-	-
2.80%	-	-	-	-	226	-	214	31
2.85%	-	388	-	-	78	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	74	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$-	$235,579	$116,508	$163,949	$2,031,052	$178,769	$778,331	$140,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$6	$1,033	$638	$-	$-	$-	$-	$-
0.65%	-	1,763	133	-	-	-	-	-
0.75%	-	8,119	4,538	-	-	-	-	-
0.80%	-	349	-	2	-	22	-	-
0.85%	84	11,925	1,898	-	-	-	-	-
0.95%	-	1,702	485	-	4,534	-	-	-
1.05%	-	570	844	-	1,386	-	-	-
1.10%	44	67,959	3,153	-	3,567	-	242	-
1.15%	594	523,796	78,306	-	34,204	-	2,414	-
1.20%	-	5,151	-	-	62	-	-	-
1.25%	74	45,567	4,397	-	7,660	-	1,556	-
1.30%	1,780	399,217	258,808	13,696	-	32,561	-	-
1.35%	410	128,292	23,082	-	10,509	-	-	-
1.40%	448	91,764	17,703	5,701	3,089	14,511	658	-
1.45%	262	72,403	7,631	-	11,569	-	738	-
1.50%	495	146,440	62,215	-	22,247	-	4,784	-
1.55%	235	466,955	44,091	-	52,316	-	1,774	-
1.60%	233	46,059	19,271	-	4,073	-	-	-
1.65%	410	130,180	16,865	-	7,592	-	42	-
1.70%	42	68,509	2,039	-	13,885	-	444	-
1.75%	1,983	1,313,273	225,865	-	56,407	-	624	219
1.80%	11	124,197	10,398	-	8,952	-	333	-
1.85%	459	86,872	54,993	-	6,120	-	187	-
1.90%	25	29,267	6,808	-	1,990	-	-	-
1.95%	708	183,141	47,822	-	11,166	-	180	103
2.00%	34	204,987	28,799	-	10,385	-	-	-
2.05%	399	44,775	18,402	-	2,954	-	632	-
2.10%	1,358	89,293	13,761	-	4,114	-	-	-
2.15%	115	201,121	5,383	-	3,811	-	-	-
2.20%	38	60,105	26,521	-	2,728	-	-	-
2.25%	18	91,031	1,489	-	2,201	-	-	-
2.30%	427	35,264	17,979	-	1,779	-	-	-
2.35%	1	372,646	7,940	-	12,699	-	-	-
2.40%	-	63,258	2,550	-	1,649	-	-	-
2.45%	152	29,310	7,607	-	133	-	-	-
2.50%	-	36,451	2,880	-	10,798	-	-	-
2.55%	269	30,534	3,613	-	668	-	-	26
2.60%	-	13,630	987	-	972	-	-	-
2.65%	-	1,174	2,061	-	87	-	-	-
2.70%	-	7,594	72	-	126	-	-	-
2.75%	-	2,052	-	-	-	-	-	-
2.80%	-	1,463	406	-	-	-	-	-
2.85%	-	480	-	-	-	-	-	-
2.90%	-	2,061	-	-	-	-	-	-
2.95%	-	603	-	-	33	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	727	-	-	547	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$11,114	$5,243,105	$1,032,433	$ 19,399	$317,012	$ 47,094	$ 14,608	$ 348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.40%	$-	$-	$ -	$ 182	$ 1,581	$ 74	$341	$202
0.65%	-	-	-	593	9,461	2,147	234	160
0.75%	-	-	-	2,199	18,761	5,925	1,717	1,750
0.80%	-	-	1,456	-	633	443	725	1,508
0.85%	-	-	-	2,223	15,041	3,463	1,438	3,796
0.95%	-	-	-	6,171	495	4,844	1,678	2,204
1.05%	-	-	-	6,463	2,149	2,661	1,563	2,501
1.10%	-	-	-	38,198	1,640,114	383,846	27,585	57,345
1.15%	-	31	-	329,968	5,816,353	1,856,148	214,898	373,312
1.20%	-	-	-	1,918	9,754	5,928	1,136	1,619
1.25%	-	-	-	51,329	473,402	106,577	27,148	34,052
1.30%	186	-	501,036	116,335	10,994,709	3,239,627	320,170	487,382
1.35%	-	8	-	124,352	1,335,972	418,327	89,730	130,398
1.40%	317	-	180,462	24,367	272,798	75,011	34,575	60,503
1.45%	-	-	-	67,553	462,156	167,376	32,539	56,791
1.50%	-	29	-	78,701	2,865,608	826,250	116,957	190,469
1.55%	-	-	-	303,173	3,907,846	1,386,195	194,125	360,877
1.60%	-	-	-	15,686	184,844	46,016	33,777	77,172
1.65%	-	-	-	69,964	918,092	232,291	49,540	83,661
1.70%	-	-	-	37,801	287,151	134,737	22,714	34,249
1.75%	-	-	-	429,335	12,699,518	3,348,304	414,933	690,717
1.80%	-	-	-	65,182	601,466	201,205	40,133	83,805
1.85%	-	-	-	56,795	1,496,688	493,361	42,146	72,544
1.90%	-	-	-	24,164	212,466	168,205	9,969	19,088
1.95%	-	-	-	60,311	2,378,487	671,445	82,687	130,708
2.00%	-	-	-	47,514	1,154,617	358,600	45,586	91,778
2.05%	-	-	-	23,330	449,256	275,979	18,623	30,804
2.10%	-	-	-	38,805	703,887	199,720	46,407	51,084
2.15%	-	-	-	46,749	357,567	250,110	14,322	31,605
2.20%	-	-	-	33,597	860,800	282,064	26,631	49,926
2.25%	-	-	-	21,510	567,198	495,643	7,114	18,190
2.30%	-	-	-	26,988	357,324	208,334	18,847	22,619
2.35%	-	-	-	53,913	1,250,533	1,179,726	23,793	54,967
2.40%	-	-	-	13,401	283,190	251,416	5,490	4,816
2.45%	-	-	-	8,869	172,806	103,495	6,609	8,497
2.50%	-	-	-	33,550	1,197,671	1,189,049	21,976	33,502
2.55%	-	-	-	2,894	158,739	115,168	1,486	3,457
2.60%	-	-	-	4,237	44,208	47,119	2,972	3,188
2.65%	-	-	-	660	34,172	28,034	2,472	6,966
2.70%	-	-	-	2,010	94,014	87,963	701	3,002
2.75%	-	-	-	56	18,405	17,128	159	398
2.80%	-	-	-	1,646	40,015	16,825	305	522
2.85%	-	-	-	1,416	25,723	26,556	-	709
2.90%	-	-	-	925	8,188	7,165	279	646
2.95%	-	-	-	460	24,129	23,838	198	129
3.00%	-	-	-	-	2,121	2,092	-	-
3.05%	-	-	-	-	5,055	4,987	108	300
3.10%	-	-	-	-	727	717	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	1,234	1,218	-	-
3.30%	-	-	-	118	-	84	59	59
3.40%	-	-	-	-	-	-	-	-

	$ 503	$68	$ 682,954	$ 2,275,611	$ 54,417,124	$ 18,953,436	$2,006,595	$3,373,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG

0.40%	$196	$-	$-	$-	$-	$-	$-	$-
0.65%	2,243	-	-	-	-	-	-	-
0.75%	8,208	-	255	-	-	-	714	-
0.80%	278	-	137	48	-	1,089	-	41
0.85%	4,670	-	1,014	-	-	-	1,260	-
0.95%	1,837	677	6,985	-	-	-	852	-
1.05%	519	103	2,676	-	-	-	1,736	-
1.10%	367,899	433	5,313	-	75	-	5,185	-
1.15%	1,828,947	17,900	207,480	-	3,919	-	125,736	-
1.20%	4,555	966	144	-	438	-	230	-
1.25%	93,658	9,266	19,977	-	1,972	-	12,779	-
1.30%	3,308,768	32	185,858	1,221	-	259,278	33,420	104
1.35%	436,053	4,383	46,570	-	-	-	38,254	-
1.40%	29,550	1,251	57,748	1,674	1,029	52,266	4,124	335
1.45%	148,920	4,407	53,813	-	349	-	28,034	-
1.50%	869,604	3,002	96,064	-	495	-	49,257	-
1.55%	1,368,379	27,622	199,224	-	3,916	-	101,302	-
1.60%	61,588	2,225	72,082	-	-	-	34,833	-
1.65%	209,223	819	50,924	-	-	-	46,396	-
1.70%	117,475	4,712	11,730	-	699	-	5,581	-
1.75%	3,341,960	5,595	144,678	-	246	-	93,309	-
1.80%	173,793	3,338	82,037	-	559	-	20,585	-
1.85%	506,594	3,692	42,614	-	1,380	-	18,673	-
1.90%	171,484	597	16,111	-	732	-	3,747	-
1.95%	690,922	200	17,044	-	551	-	42,707	-
2.00%	377,963	836	50,156	-	-	-	24,185	-
2.05%	278,637	284	5,897	-	79	-	6,286	-
2.10%	187,015	339	10,484	-	26	-	37,444	-
2.15%	259,302	618	7,051	-	250	-	7,387	-
2.20%	297,284	-	30,391	-	410	-	24,151	-
2.25%	511,653	-	5,406	-	14	-	2,959	-
2.30%	227,891	-	7,603	-	-	-	5,987	-
2.35%	1,211,767	-	5,061	-	-	-	4,432	-
2.40%	255,924	-	280	-	-	-	392	-
2.45%	103,233	-	3,306	-	-	-	5,185	-
2.50%	1,220,361	-	13	-	-	-	462	-
2.55%	117,435	-	13,633	-	-	-	3,166	-
2.60%	45,702	-	-	-	-	-	68	-
2.65%	30,431	-	71	-	-	-	420	-
2.70%	89,500	-	-	-	-	-	-	-
2.75%	16,013	-	89	-	-	-	-	-
2.80%	18,275	-	2,525	-	-	-	1,050	-
2.85%	26,641	-	-	-	-	-	-	-
2.90%	7,420	-	-	-	-	-	-	-
2.95%	25,002	-	-	-	-	-	-	-
3.00%	2,196	-	-	-	-	-	-	-
3.05%	5,235	-	-	-	-	-	-	-
3.10%	753	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,278	-	-	-	-	-	-	-
3.30%	59	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$19,064,293	$93,297	$1,462,444	$2,943	$17,139	$312,633	$792,288	$480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.40%	$-	$98	$-	$165	$-	$52	$-	$124
0.65%	-	23	-	170	-	1,296	-	5,736
0.75%	-	133	-	777	-	4,390	571	17,661
0.80%	1,094	-	2,365	-	78	-	112	36
0.85%	-	933	-	133	-	8,841	743	39,849
0.95%	-	200	-	124	-	157	-	-
1.05%	-	454	-	22	-	311	-	-
1.10%	-	7,694	-	7,320	-	31,568	1,669	978,188
1.15%	-	42,630	-	28,120	-	259,107	65,586	1,674,800
1.20%	-	-	-	121	-	3,590	-	21,436
1.25%	-	4,069	-	7,706	-	18,074	5,754	212,434
1.30%	210,446	31,590	611,656	59,854	25,129	61,725	28,367	4,991,739
1.35%	-	12,641	-	9,664	-	53,428	10,822	317,072
1.40%	124,669	1,728	347,023	2,974	3,591	33,503	2,375	51,947
1.45%	-	17,563	-	1,130	-	29,752	3,656	152,672
1.50%	-	25,038	-	18,585	-	52,925	19,281	1,266,700
1.55%	-	39,385	-	30,092	-	255,567	33,512	1,064,010
1.60%	-	9,697	-	3,154	-	15,122	14,850	99,617
1.65%	-	9,904	-	12,304	-	74,355	10,187	284,633
1.70%	-	2,947	-	321	-	40,356	3,017	62,070
1.75%	-	81,101	-	75,099	-	750,682	54,329	3,971,945
1.80%	-	7,268	-	6,377	-	66,187	11,229	176,264
1.85%	-	9,814	-	6,354	-	40,151	1,248	586,026
1.90%	-	7,892	-	1,254	-	13,885	71	175,839
1.95%	-	11,864	-	28,472	-	96,336	22,500	832,533
2.00%	-	18,251	-	10,797	-	141,225	17,569	423,365
2.05%	-	3,326	-	4,248	-	27,591	1,318	159,656
2.10%	-	8,783	-	6,810	-	54,629	38,282	192,048
2.15%	-	1,936	-	3,547	-	158,875	590	262,233
2.20%	-	4,737	-	13,027	-	32,568	13,739	399,010
2.25%	-	1,742	-	446	-	64,801	65	341,746
2.30%	-	7,855	-	7,619	-	14,971	652	207,686
2.35%	-	9,862	-	3,606	-	275,531	1,860	1,365,545
2.40%	-	1,543	-	2,485	-	47,788	-	158,167
2.45%	-	81	-	1,863	-	18,856	203	173,696
2.50%	-	2,620	-	1,356	-	5,276	-	2,093,326
2.55%	-	3,991	-	2,091	-	25,466	3,187	89,835
2.60%	-	439	-	-	-	8,165	48,254	82,757
2.65%	-	95	-	1,514	-	577	141	4,130
2.70%	-	-	-	-	-	6,361	-	198,540
2.75%	-	444	-	30	-	1,704	-	11,920
2.80%	-	-	-	435	-	1,291	-	-
2.85%	-	-	-	-	-	349	-	32,543
2.90%	-	-	-	-	-	1,859	-	-
2.95%	-	-	-	-	-	577	-	4,626
3.00%	-	-	-	-	-	-	-	571
3.05%	-	-	-	-	-	248	-	8,567
3.10%	-	-	-	-	-	-	-	1,001
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	43	-	-
3.25%	-	-	-	-	-	-	-	77
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$336,209	$390,371	$961,044	$360,166	$28,798	$2,800,111	$415,739	$23,194,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.40%	$ 1,503	$ -	$ 2,896	$-	$ 477	$ -	$119	$ 25
0.65%	14,462	3,317	7,328	-	2,964	-	1,488	11
0.75%	23,787	14,938	53,636	14,340	13,386	-	5,343	920
0.80%	85	20	11	104	-	101	-	841
0.85%	73,679	9,638	41,330	2,536	28,662	-	8,922	564
0.95%	-	-	-	-	-	-	1,692	227
1.05%	-	-	-	-	-	-	2,555	682
1.10%	963,162	383,626	1,333,656	107,384	425,619	-	36,903	11,457
1.15%	3,508,105	848,973	3,338,080	804,338	1,014,379	-	187,933	52,965
1.20%	9,890	13,326	25,885	-	2,639	-	3,037	-
1.25%	275,394	113,114	269,276	37,512	97,146	-	21,514	9,811
1.30%	7,006,195	1,887,206	6,670,928	110,311	1,981,443	26,751	45,986	128,990
1.35%	908,228	165,090	876,849	195,205	234,821	-	36,171	15,079
1.40%	14,698	64,961	103,583	32,266	37,074	14,349	29,903	18,869
1.45%	211,718	153,265	267,328	80,915	105,698	-	33,157	13,963
1.50%	1,983,890	474,598	1,805,537	127,896	502,174	-	43,575	47,488
1.55%	1,812,757	824,544	1,964,723	692,136	815,180	-	178,306	67,599
1.60%	44,300	54,200	98,518	35,373	53,791	-	22,863	13,245
1.65%	429,729	234,138	559,395	199,785	190,263	-	56,632	26,393
1.70%	157,522	11,864	114,222	36,911	38,376	-	37,452	3,835
1.75%	10,242,440	2,483,119	8,421,742	1,546,104	2,108,815	-	542,428	155,501
1.80%	275,760	256,709	395,060	138,689	257,208	-	61,201	15,661
1.85%	958,908	349,773	792,830	80,054	361,629	-	28,391	32,264
1.90%	354,549	42,964	158,476	38,430	81,631	-	3,895	2,214
1.95%	2,240,879	416,862	1,489,967	247,033	369,471	-	65,014	34,160
2.00%	554,983	435,617	746,207	321,970	261,066	-	108,028	12,625
2.05%	317,342	53,931	219,592	103,610	49,414	-	22,374	4,643
2.10%	554,010	292,374	417,466	95,692	124,678	-	33,421	7,666
2.15%	425,218	61,726	265,196	327,661	82,844	-	101,074	5,592
2.20%	602,923	210,592	641,720	84,464	165,763	-	22,086	15,043
2.25%	56,825	26,672	54,902	41,972	60,145	-	81,261	1,810
2.30%	361,869	107,244	275,451	107,934	118,855	-	6,129	12,145
2.35%	459,247	91,802	167,922	236,217	72,540	-	288,834	7,748
2.40%	114,782	18,918	57,054	52,062	30,381	-	30,869	473
2.45%	135,955	32,121	56,586	19,313	32,859	-	21,320	202
2.50%	226,025	72,279	130,787	38,111	143,629	-	5,374	3,496
2.55%	154,168	19,368	54,308	2,140	4,813	-	17,480	99
2.60%	734	11,719	11,634	6,022	23,710	-	8,009	540
2.65%	11,570	5,053	13,081	8,170	12,350	-	405	193
2.70%	14,324	5,027	26,074	3,777	40,346	-	5,119	1,841
2.75%	-	21,485	20,416	-	6,382	-	2,028	-
2.80%	173	6,049	169	1,802	791	-	1,422	-
2.85%	8,420	5,100	12,841	-	9,915	-	285	-
2.90%	-	-	-	2,788	4,489	-	1,405	-
2.95%	3,970	-	5,425	-	25,551	-	317	-
3.00%	1,263	-	-	-	-	-	-	-
3.05%	-	3,268	5,630	3,181	-	-	286	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	68	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	1,498	-	-	-	-	-

	$ 35,515,441	$ 10,286,590	$ 31,975,215	$5,984,276	$ 9,993,367	$ 41,201	$2,212,006	$ 726,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2

0.40%	$-	$-	$ 136	$-	$ 83	$-	$-	$ 1,330
0.65%	-	1,169	2,191	-	393	30	-	2,934
0.75%	-	2,194	8,920	-	671	368	1,107	12,229
0.80%	23,781	-	3,722	5,138	-	202	4,562	101
0.85%	-	7,090	12,634	-	122	1,968	1,872	32,402
0.95%	-	1,996	13,483	-	-	551	940	-
1.05%	-	3,124	12,104	-	4	1,230	1,841	771
1.10%	-	29,915	52,423	-	1,056	26,984	9,603	244,364
1.15%	-	269,194	635,074	-	18,023	39,450	265,992	689,079
1.20%	-	3,691	5,337	-	18	106	8,717	344
1.25%	-	18,942	62,697	-	1,139	1,673	46,883	68,954
1.30%	1,196,157	18,712	1,066,509	331,150	63,894	41,381	107,565	3,117,179
1.35%	-	60,458	158,686	-	3,868	6,633	76,473	132,504
1.40%	422,250	33,433	485,200	109,641	8,742	5,963	75,819	20,954
1.45%	-	28,383	97,126	-	2,129	7,129	36,543	17,242
1.50%	-	38,955	108,961	-	15,247	9,817	155,888	700,673
1.55%	-	287,318	535,763	-	11,752	25,777	210,417	304,432
1.60%	-	7,526	66,190	-	3,694	2,155	52,527	31,373
1.65%	-	75,697	141,274	-	5,682	7,172	207,992	108,175
1.70%	-	44,404	67,481	-	1,026	1,318	61,148	11,479
1.75%	-	749,667	1,080,168	-	79,917	38,467	905,666	1,603,750
1.80%	-	67,330	132,915	-	1,236	5,736	66,459	71,768
1.85%	-	26,826	67,430	-	15,545	6,715	75,937	181,835
1.90%	-	7,759	18,396	-	1,661	870	63,269	79,479
1.95%	-	82,769	170,234	-	12,376	9,026	254,082	340,713
2.00%	-	128,737	209,210	-	5,981	12,441	164,679	137,890
2.05%	-	25,793	36,970	-	3,031	2,495	185,609	81,657
2.10%	-	43,708	58,826	-	4,887	1,819	161,813	78,231
2.15%	-	163,023	185,954	-	2,319	994	382,587	123,922
2.20%	-	27,288	70,200	-	2,632	4,969	38,234	193,010
2.25%	-	61,702	97,795	-	1,555	1,335	179,090	73,348
2.30%	-	9,101	25,535	-	6,108	2,030	110,931	87,776
2.35%	-	270,529	408,998	-	3,390	7,142	341,527	300,377
2.40%	-	49,223	60,686	-	-	90	54,397	20,215
2.45%	-	18,046	25,534	-	22	1,335	28,738	14,342
2.50%	-	4,911	24,475	-	333	993	45,981	183,570
2.55%	-	19,200	27,168	-	6,374	74	70,328	12,344
2.60%	-	9,397	14,582	-	-	87	14,984	29,214
2.65%	-	581	6,479	-	23	-	6,234	6,740
2.70%	-	7,743	9,580	-	-	-	7,532	20,797
2.75%	-	2,092	6,830	-	-	149	624	2,200
2.80%	-	1,284	2,070	-	592	-	16,829	2,529
2.85%	-	385	386	-	-	-	2,670	5,120
2.90%	-	1,845	2,136	-	-	-	3,282	10,654
2.95%	-	584	708	-	-	-	38	4,523
3.00%	-	-	-	-	-	-	8,964	-
3.05%	-	242	318	-	-	-	6,323	8,391
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	42	-	-	-	-	239
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,642,188	$2,712,009	$ 6,279,536	$445,929	$ 285,525	$276,674	$4,522,696	$ 9,171,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3

0.40%	$ 1,108	$ -	$ 2,622	$ -	$ 2,844	$260	$ 1,024	$ -
0.65%	18,035	3,943	20,376	2,637	8,909	103	1,363	-
0.75%	42,755	22,129	43,460	7,036	13,331	1,634	22,083	-
0.80%	144	250	5,045	9,315	2,310	2,182	11,289	1,354
0.85%	52,844	12,704	38,841	6,449	21,840	4,566	11,024	-
0.95%	-	705	7,186	7,499	3,959	1,424	7,122	-
1.05%	-	1,639	6,436	11,082	877	2,093	3,339	-
1.10%	307,690	206,750	853,319	199,142	228,315	6,393	64,535	-
1.15%	1,507,751	940,610	4,734,587	2,618,337	1,376,669	152,192	1,068,647	-
1.20%	1,594	10,944	24,909	44,624	4,875	1,567	9,336	-
1.25%	56,611	68,229	405,159	219,742	142,184	22,832	121,769	-
1.30%	4,604,411	1,853,304	4,701,066	310,761	1,663,618	417,019	2,083,733	307,554
1.35%	318,015	164,383	933,214	554,208	305,754	46,141	239,922	-
1.40%	8,349	151,265	845,012	343,885	206,581	110,953	910,444	144,448
1.45%	131,543	116,046	376,496	243,539	190,025	47,301	143,113	-
1.50%	985,245	482,711	1,310,020	327,755	411,756	41,689	341,523	-
1.55%	691,247	676,385	3,035,161	2,146,960	874,938	125,438	899,142	-
1.60%	26,884	77,461	314,104	107,196	103,682	28,154	179,853	-
1.65%	245,906	184,452	964,182	723,719	309,237	24,579	202,312	-
1.70%	32,292	22,045	287,571	226,274	67,953	13,326	60,753	-
1.75%	4,670,174	2,001,252	9,319,325	5,641,377	2,360,154	186,427	1,388,339	-
1.80%	93,196	288,022	673,755	374,299	233,906	34,549	263,600	-
1.85%	537,184	301,770	682,667	259,778	211,031	32,474	217,587	-
1.90%	11,866	47,561	355,274	280,083	153,580	5,841	39,883	-
1.95%	991,423	214,932	1,380,988	976,135	335,707	44,997	238,707	-
2.00%	173,862	417,791	1,074,450	649,054	409,285	24,667	252,198	-
2.05%	75,633	53,013	431,555	359,437	98,689	15,691	93,405	-
2.10%	228,109	107,662	521,472	401,596	119,038	24,835	107,941	-
2.15%	107,780	90,311	1,417,483	1,478,802	300,820	13,095	88,790	-
2.20%	249,884	232,708	366,474	181,994	177,412	25,853	171,752	-
2.25%	13,131	26,228	530,524	193,827	441,632	8,244	59,126	-
2.30%	84,792	90,780	282,413	236,522	98,157	8,796	62,246	-
2.35%	64,798	83,220	1,736,713	884,062	1,121,954	16,222	161,325	-
2.40%	12,008	19,041	323,766	232,486	207,003	4,785	27,984	-
2.45%	26,719	14,775	102,946	62,814	56,641	3,642	37,218	-
2.50%	21,593	55,487	684,537	131,994	446,047	6,910	51,834	-
2.55%	24,531	28,163	126,555	94,446	83,720	3,834	18,794	-
2.60%	-	16,446	55,448	37,840	15,751	116	9,086	-
2.65%	420	8,797	11,216	11,582	4,468	866	2,820	-
2.70%	-	3,155	63,590	34,446	30,852	54	3,520	-
2.75%	-	10,267	14,408	6,882	3,804	380	4,287	-
2.80%	-	8,498	6,636	9,920	4,179	1,244	986	-
2.85%	-	-	13,082	8,264	6,382	-	938	-
2.90%	-	-	12,202	16,374	6,756	-	684	-
2.95%	-	-	6,485	2,627	9,157	23	225	-
3.00%	3,621	-	3,099	32,634	16,520	-	-	-
3.05%	-	-	928	2,320	1,080	274	296	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	864	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	2,746	-	-	24	-
3.40%	-	-	-	-	-	-	-	-

	$ 16,423,148	$ 9,115,834	$ 39,107,621	$ 20,714,501	$ 12,893,382	$1,513,665	$ 9,685,921	$ 453,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$21	$-	$-	$121	$-	$76	$-	$49
0.65%	1,208	-	-	171	-	742	-	244
0.75%	3,307	-	-	2,419	-	4,084	-	3,687
0.80%	-	-	148	-	1,207	-	338	32
0.85%	6,272	-	-	642	-	3,005	-	292
0.95%	598	185	-	2,314	-	2,766	-	912
1.05%	1,697	-	-	1,277	-	2,368	-	28
1.10%	31,285	-	-	20,786	-	17,102	-	9,442
1.15%	269,351	1,326	-	125,334	-	200,734	-	75,010
1.20%	3,892	-	-	1,165	-	3,502	-	1,420
1.25%	20,310	298	-	7,845	-	30,790	-	18,131
1.30%	53,640	-	47,664	75,006	105,241	46,328	31,057	69,537
1.35%	64,673	-	-	24,347	-	50,268	-	18,218
1.40%	32,089	182	22,249	5,326	26,918	19,324	11,470	7,443
1.45%	39,365	143	-	12,447	-	31,164	-	10,960
1.50%	51,957	782	-	34,721	-	64,058	-	50,594
1.55%	283,598	1,837	-	94,830	-	232,273	-	90,451
1.60%	9,045	202	-	6,440	-	21,077	-	13,143
1.65%	75,702	-	-	20,305	-	56,014	-	15,645
1.70%	42,369	66	-	13,251	-	31,099	-	17,819
1.75%	781,494	80	-	211,275	-	406,678	-	105,645
1.80%	66,544	496	-	15,865	-	57,944	-	32,364
1.85%	38,522	431	-	20,018	-	34,552	-	18,759
1.90%	6,808	-	-	9,942	-	8,849	-	1,746
1.95%	96,736	182	-	44,830	-	63,137	-	28,769
2.00%	134,888	-	-	24,101	-	91,016	-	24,433
2.05%	25,690	1,538	-	11,622	-	22,119	-	18,137
2.10%	47,314	259	-	14,808	-	35,372	-	16,222
2.15%	170,792	-	-	9,389	-	85,918	-	7,626
2.20%	31,407	-	-	15,312	-	35,243	-	7,660
2.25%	53,489	-	-	5,098	-	32,588	-	3,704
2.30%	10,081	-	-	14,819	-	12,492	-	20,408
2.35%	247,782	-	-	21,151	-	123,701	-	5,077
2.40%	51,475	-	-	2,604	-	28,644	-	3,270
2.45%	19,235	-	-	4,563	-	10,986	-	15,915
2.50%	4,896	-	-	13,268	-	5,557	-	10,699
2.55%	20,639	-	-	1,465	-	9,262	-	493
2.60%	6,579	-	-	1,619	-	3,665	-	644
2.65%	1,056	-	-	1,523	-	375	-	4,902
2.70%	7,434	-	-	433	-	2,955	-	202
2.75%	1,921	-	-	538	-	873	-	28
2.80%	1,460	-	-	1,254	-	3,600	-	37
2.85%	361	-	-	-	-	130	-	-
2.90%	1,900	-	-	405	-	841	-	-
2.95%	625	-	-	-	-	272	-	20
3.00%	-	-	-	-	-	-	-	-
3.05%	220	-	-	-	-	100	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	59	-	-	-	-	21	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	41	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,819,786	$8,007	$70,061	$894,690	$133,366	$1,893,664	$42,865	$729,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$-	$22	$23	$-	$4	$-	$42	$-
0.65%	-	613	1,002	-	12	-	72	-
0.75%	-	1,743	3,653	-	87	-	1,650	-
0.80%	6,219	-	1,366	725	-	1,947	-	5,512
0.85%	-	3,696	4,147	-	115	-	431	-
0.95%	-	4,103	43	-	192	-	1,477	-
1.05%	-	1,371	16	-	-	-	211	-
1.10%	-	26,467	26,524	-	1,806	-	1,818	-
1.15%	-	225,965	178,639	-	34,961	-	55,105	-
1.20%	-	2,730	2,274	-	-	-	183	-
1.25%	-	26,580	14,858	-	6,656	-	18,582	-
1.30%	1,999,052	59,220	1,576,183	66,138	16,527	311,492	17,988	661,112
1.35%	-	60,967	45,419	-	6,825	-	16,194	-
1.40%	408,639	21,552	484,132	15,876	2,678	119,337	3,556	307,175
1.45%	-	32,651	22,160	-	9,425	-	19,929	-
1.50%	-	52,239	33,966	-	14,344	-	16,109	-
1.55%	-	228,899	192,530	-	40,673	-	44,937	-
1.60%	-	13,661	9,748	-	9,153	-	11,110	-
1.65%	-	70,065	52,479	-	7,674	-	11,891	-
1.70%	-	35,518	27,848	-	5,755	-	5,198	-
1.75%	-	504,705	513,999	-	43,584	-	40,138	-
1.80%	-	53,997	44,649	-	8,923	-	12,132	-
1.85%	-	34,891	19,195	-	15,447	-	9,622	-
1.90%	-	11,644	4,859	-	2,176	-	1,802	-
1.95%	-	73,063	64,520	-	12,594	-	9,798	-
2.00%	-	89,328	90,590	-	18,309	-	10,468	-
2.05%	-	26,688	18,752	-	9,797	-	3,142	-
2.10%	-	35,263	34,334	-	12,038	-	6,248	-
2.15%	-	103,222	115,556	-	3,830	-	2,497	-
2.20%	-	24,768	22,250	-	16,275	-	3,978	-
2.25%	-	34,050	40,973	-	1,348	-	1,127	-
2.30%	-	18,445	8,227	-	2,343	-	3,213	-
2.35%	-	157,098	182,768	-	5,474	-	2,700	-
2.40%	-	33,273	34,169	-	659	-	512	-
2.45%	-	23,187	12,351	-	945	-	802	-
2.50%	-	8,814	7,929	-	2,618	-	1,229	-
2.55%	-	10,643	14,832	-	342	-	129	-
2.60%	-	8,149	5,176	-	219	-	211	-
2.65%	-	3,333	319	-	299	-	10	-
2.70%	-	4,047	5,124	-	-	-	304	-
2.75%	-	1,750	1,174	-	-	-	-	-
2.80%	-	1,073	785	-	10,553	-	84	-
2.85%	-	175	232	-	-	-	-	-
2.90%	-	1,015	1,329	-	-	-	26	-
2.95%	-	330	440	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	113	161	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	27	38	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,413,910	$2,131,153	$3,921,741	$82,739	$324,660	$432,776	$336,655	$973,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1

0.40%	$11	$ 409	$171	$-	$ 1	$ 302	$ -	$-
0.65%	4	357	129	-	302	1,519	332	-
0.75%	417	5,573	4,147	-	965	4,360	2,681	-
0.80%	-	300	109	10,386	-	-	51	5,468
0.85%	1,288	2,928	1,588	-	1,027	7,529	1,998	-
0.95%	4,310	5,322	1,125	-	3,434	-	43	-
1.05%	2,423	3,545	654	-	4,697	10	622	-
1.10%	7,558	26,508	26,854	-	28,599	53,861	29,079	-
1.15%	120,147	224,132	137,130	-	578,331	363,827	197,934	-
1.20%	479	601	747	-	6,580	3,724	1,845	-
1.25%	28,427	30,237	5,917	-	146,450	22,184	27,801	-
1.30%	26,950	416,384	99,708	3,214,338	61,995	303,383	217,719	614,051
1.35%	56,070	67,419	25,478	-	247,688	78,635	43,270	-
1.40%	7,710	62,587	22,385	1,355,578	46,870	36,031	28,536	275,386
1.45%	28,368	58,007	22,212	-	122,586	35,390	22,993	-
1.50%	33,498	127,976	58,749	-	146,348	113,337	114,971	-
1.55%	79,898	210,840	109,261	-	577,574	334,322	210,888	-
1.60%	9,790	28,239	29,606	-	57,433	12,571	27,490	-
1.65%	19,209	49,552	20,738	-	135,029	96,483	46,294	-
1.70%	19,330	12,691	16,362	-	63,857	44,359	43,140	-
1.75%	77,185	459,575	252,772	-	479,937	1,037,554	497,775	-
1.80%	14,410	50,814	29,286	-	171,709	79,109	55,242	-
1.85%	9,348	81,146	29,578	-	116,991	68,166	54,402	-
1.90%	8,742	19,085	12,830	-	24,270	8,017	7,680	-
1.95%	13,224	112,458	39,650	-	100,145	170,377	78,843	-
2.00%	13,433	62,795	30,729	-	110,396	155,039	78,299	-
2.05%	2,364	35,439	12,900	-	42,503	31,636	17,279	-
2.10%	6,270	36,270	28,383	-	67,936	71,119	27,590	-
2.15%	6,782	18,526	17,956	-	102,991	179,301	69,121	-
2.20%	5,887	42,377	21,219	-	52,780	57,030	45,333	-
2.25%	1,561	19,704	17,337	-	24,725	55,069	12,992	-
2.30%	7,019	34,505	12,905	-	32,569	20,554	17,272	-
2.35%	3,203	79,953	44,861	-	53,318	260,125	73,316	-
2.40%	730	5,899	11,736	-	30,319	53,371	20,018	-
2.45%	212	21,203	9,250	-	7,947	24,150	8,818	-
2.50%	1,112	46,443	55,786	-	14,739	6,439	14,692	-
2.55%	1,246	7,354	5,638	-	3,452	20,667	7,225	-
2.60%	160	5,861	8,133	-	5,458	6,730	2,042	-
2.65%	31	2,119	3,262	-	1,759	1,225	1,447	-
2.70%	93	744	2,542	-	836	7,967	3,080	-
2.75%	-	592	2,642	-	146	1,845	786	-
2.80%	243	2,249	684	-	1,037	1,217	601	-
2.85%	353	1,787	707	-	161	373	120	-
2.90%	178	-	598	-	-	1,943	532	-
2.95%	182	290	255	-	203	662	314	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	220	39	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	59	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	58	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$619,855	$ 2,480,795	$1,234,767	$4,580,302	$ 3,676,093	$ 3,831,791	$ 2,112,566	$894,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVRE2	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB

0.40%	$-	$-	$-	$-	$361	$-	$100	$-
0.65%	66	-	-	-	-	-	451	-
0.75%	1,493	-	-	-	-	-	1,252	-
0.80%	-	-	-	-	-	-	207	1,473
0.85%	4,264	-	-	-	-	-	755	-
0.95%	6,361	-	-	-	-	2,201	1,265	-
1.05%	1,821	-	-	-	-	1,846	1,262	-
1.10%	6,151	-	-	-	-	504	13,146	-
1.15%	219,543	-	-	-	-	11,818	68,022	-
1.20%	513	-	-	-	-	652	609	-
1.25%	31,432	-	-	-	-	12,927	13,407	-
1.30%	29,344	-	-	-	-	1,916	155,777	330,703
1.35%	50,497	-	-	-	-	93	22,857	-
1.40%	10,270	-	-	-	-	254	16,991	134,482
1.45%	39,776	-	-	-	-	6,492	9,934	-
1.50%	64,851	34	67	34	-	9,872	57,217	-
1.55%	184,686	-	-	-	-	13,274	70,995	-
1.60%	34,052	-	-	-	-	2,520	12,842	-
1.65%	27,159	5	-	-	-	356	32,301	-
1.70%	14,617	-	-	-	-	2,962	14,328	-
1.75%	103,208	106	2	3	-	7,057	150,823	-
1.80%	46,609	-	-	-	-	9,855	27,079	-
1.85%	21,337	-	-	-	-	1,037	31,365	-
1.90%	8,340	-	-	-	-	1,960	2,840	-
1.95%	29,438	-	-	-	-	1,081	48,138	-
2.00%	28,037	-	-	-	-	-	28,018	-
2.05%	7,758	-	-	-	-	3,187	6,271	-
2.10%	25,144	-	-	-	-	853	19,455	-
2.15%	7,082	-	-	-	-	1,734	10,096	-
2.20%	24,303	-	-	-	-	333	21,128	-
2.25%	3,185	-	-	-	-	414	4,247	-
2.30%	8,614	-	-	-	-	328	14,511	-
2.35%	2,930	-	-	-	-	-	14,545	-
2.40%	1,262	-	-	-	-	-	1,981	-
2.45%	1,419	-	-	-	-	-	5,543	-
2.50%	3	-	-	-	-	-	10,344	-
2.55%	1,938	-	-	-	-	-	2,174	-
2.60%	-	-	-	-	-	-	619	-
2.65%	247	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	459	-
2.75%	71	-	-	-	-	-	610	-
2.80%	1,929	-	-	-	-	-	72	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,049,750	$145	$69	$37	$361	$95,526	$894,036	$466,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$653	$-	$-	$-	$344
0.65%	-	-	-	1,319	-	-	-	203
0.75%	-	-	-	10,147	-	-	-	3,501
0.80%	-	491	-	1,466	-	-	1,183	-
0.85%	-	-	-	13,820	-	-	-	2,387
0.95%	-	-	3,227	15,056	-	-	-	1,287
1.05%	-	-	3,911	7,807	-	-	-	1,487
1.10%	-	-	-	41,786	-	-	-	21,949
1.15%	-	-	11,367	417,001	-	-	-	120,230
1.20%	-	-	-	2,208	-	-	-	393
1.25%	-	-	6,376	90,001	-	-	-	17,384
1.30%	1,066	145,020	-	724,400	85	2	74,169	141,913
1.35%	-	-	381	104,005	-	-	-	39,477
1.40%	83	50,920	2,570	140,025	100	-	20,586	10,262
1.45%	-	-	2,175	67,987	-	-	-	18,642
1.50%	-	-	2,340	168,996	-	-	-	50,068
1.55%	-	-	15,787	407,389	-	-	-	121,781
1.60%	-	-	430	74,650	-	-	-	18,011
1.65%	-	-	133	138,585	-	-	-	29,401
1.70%	-	-	75	28,990	-	-	-	8,193
1.75%	-	-	2,759	734,946	-	-	-	253,991
1.80%	-	-	2,394	136,095	-	-	-	31,111
1.85%	-	-	3,722	118,288	-	-	-	37,725
1.90%	-	-	1,750	12,766	-	-	-	6,058
1.95%	-	-	91	204,525	-	-	-	67,980
2.00%	-	-	-	77,413	-	-	-	24,072
2.05%	-	-	1,526	42,826	-	-	-	8,124
2.10%	-	-	139	80,138	-	-	-	21,825
2.15%	-	-	53	30,330	-	-	-	19,433
2.20%	-	-	340	90,965	-	-	-	21,365
2.25%	-	-	-	23,053	-	-	-	3,646
2.30%	-	-	-	41,860	-	-	-	11,244
2.35%	-	-	-	51,930	-	-	-	17,495
2.40%	-	-	84	14,266	-	-	-	4,939
2.45%	-	-	-	21,014	-	-	-	4,089
2.50%	-	-	-	41,295	-	-	-	22,018
2.55%	-	-	-	6,657	-	-	-	1,757
2.60%	-	-	-	7,123	-	-	-	1,873
2.65%	-	-	-	110	-	-	-	1,419
2.70%	-	-	-	1,679	-	-	-	2,371
2.75%	-	-	-	1,906	-	-	-	-
2.80%	-	-	-	330	-	-	-	303
2.85%	-	-	-	593	-	-	-	592
2.90%	-	-	-	71	-	-	-	-
2.95%	-	-	-	503	-	-	-	230
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	273	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	85	-	-	-	50
3.40%	-	-	-	-	-	-	-	-

	$1,149	$196,431	$61,630	$4,197,331	$185	$2	$95,938	$1,170,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S

0.40%	$-	$-	$232	$-	$304	$-	$-	$-
0.65%	-	-	161	-	344	-	-	-
0.75%	-	-	2,984	-	3,911	-	-	-
0.80%	-	-	569	2,992	-	-	407	-
0.85%	-	-	5,217	-	4,765	-	-	-
0.95%	-	-	2,728	-	4,794	308	-	141
1.05%	-	-	5,557	-	6,638	24	-	-
1.10%	-	-	8,615	-	11,391	-	-	-
1.15%	-	-	137,910	-	162,881	6,822	-	3,792
1.20%	-	-	1,092	-	-	-	-	10
1.25%	-	-	15,748	-	18,623	1,244	-	2,551
1.30%	-	67	188,133	366,453	226,752	-	125,576	-
1.35%	-	-	38,591	-	49,306	-	-	-
1.40%	-	-	40,798	122,881	9,598	173	50,602	180
1.45%	-	-	35,427	-	41,742	12	-	595
1.50%	-	-	64,955	-	96,408	339	-	1,105
1.55%	29	-	121,773	-	118,675	6,949	-	6,707
1.60%	-	-	17,175	-	27,846	-	-	1,396
1.65%	-	-	20,907	-	45,087	-	-	154
1.70%	-	-	9,988	-	19,108	540	-	463
1.75%	-	-	224,876	-	273,592	2,280	-	348
1.80%	-	-	56,514	-	33,590	1,288	-	604
1.85%	-	-	25,262	-	62,447	113	-	1,564
1.90%	-	-	6,269	-	14,932	-	-	579
1.95%	-	-	43,644	-	82,064	556	-	308
2.00%	-	-	43,302	-	43,793	5	-	-
2.05%	-	-	11,340	-	24,589	39	-	1,709
2.10%	-	-	18,848	-	40,111	202	-	-
2.15%	-	-	32,803	-	13,658	-	-	-
2.20%	-	-	19,590	-	25,850	-	-	-
2.25%	-	-	4,610	-	3,518	97	-	283
2.30%	-	-	6,666	-	25,287	-	-	-
2.35%	-	-	34,861	-	19,144	-	-	-
2.40%	-	-	9,119	-	1,969	-	-	38
2.45%	-	-	3,749	-	6,810	-	-	-
2.50%	-	-	4,351	-	11,313	-	-	-
2.55%	-	-	7,782	-	10,512	-	-	-
2.60%	-	-	2,038	-	3,423	-	-	-
2.65%	-	-	861	-	1,310	-	-	-
2.70%	-	-	1,124	-	632	-	-	-
2.75%	-	-	278	-	1,152	-	-	-
2.80%	-	-	990	-	2,606	-	-	-
2.85%	-	-	66	-	-	-	-	-
2.90%	-	-	251	-	-	-	-	-
2.95%	-	-	79	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	25	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	10	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$29	$67	$1,277,868	$492,326	$1,550,475	$20,991	$176,585	$22,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2

0.40%	$-	$ -	$-	$-	$-	$-	$ -	$ 376
0.65%	-	-	-	-	-	-	66	353
0.75%	-	-	-	-	-	-	2,373	1,307
0.80%	151	-	5,248	-	1,516	1,039	1,633	-
0.85%	-	-	-	-	-	-	6,663	1,779
0.95%	-	2,736	-	-	-	-	1,530	545
1.05%	-	1,665	-	-	-	-	3,134	808
1.10%	-	2,081	-	283	-	-	8,176	33,811
1.15%	-	93,097	-	23,902	-	-	151,451	369,908
1.20%	-	6,610	-	5,404	-	-	709	3,475
1.25%	-	36,814	-	11,303	-	-	13,602	65,710
1.30%	102,434	294	3,148,170	-	447,940	1,558,296	210,003	265,471
1.35%	-	33,559	-	8,843	-	-	46,613	94,849
1.40%	47,510	8,140	1,321,584	3,839	259,992	341,600	51,727	15,653
1.45%	-	21,708	-	2,401	-	-	26,158	60,852
1.50%	-	26,206	-	5,090	-	-	32,915	130,687
1.55%	-	92,515	-	23,771	-	-	157,392	284,409
1.60%	-	7,752	-	2,616	-	-	17,516	55,220
1.65%	-	28,397	-	6,265	-	-	30,901	62,758
1.70%	-	23,539	-	886	-	-	8,032	26,350
1.75%	-	79,794	-	13,513	-	-	124,271	486,967
1.80%	-	56,090	-	5,527	-	-	31,534	85,397
1.85%	-	8,977	-	3,180	-	-	22,413	79,425
1.90%	-	3,993	-	2,053	-	-	2,318	16,454
1.95%	-	8,509	-	4,970	-	-	35,663	115,622
2.00%	-	18,457	-	2,197	-	-	30,404	86,194
2.05%	-	5,830	-	2,038	-	-	9,769	36,750
2.10%	-	8,143	-	879	-	-	112,732	38,611
2.15%	-	13,560	-	4,138	-	-	13,407	48,016
2.20%	-	8,407	-	790	-	-	56,686	47,824
2.25%	-	3,872	-	1,150	-	-	914	14,316
2.30%	-	7,284	-	365	-	-	8,582	25,161
2.35%	-	7,036	-	687	-	-	1,516	47,285
2.40%	-	3,386	-	504	-	-	2,018	4,965
2.45%	-	723	-	109	-	-	3,226	9,860
2.50%	-	131	-	116	-	-	410	13,826
2.55%	-	3	-	43	-	-	1	1,677
2.60%	-	5,366	-	515	-	-	-	808
2.65%	-	-	-	221	-	-	568	182
2.70%	-	-	-	-	-	-	-	2,603
2.75%	-	-	-	-	-	-	15	317
2.80%	-	-	-	-	-	-	1,205	616
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	70
2.95%	-	-	-	-	-	-	-	474
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	59
3.40%	-	-	-	-	-	-	-	-

	$150,095	$ 624,674	$4,475,002	$137,598	$709,448	$1,900,935	$ 1,228,246	$ 2,637,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$502
0.65%	-	-	-	-	-	-	-	203
0.75%	-	-	-	-	-	-	-	1,784
0.80%	508	-	313	-	1,240	-	8,035	-
0.85%	-	-	-	-	-	-	-	4,094
0.95%	-	-	-	-	-	-	-	288
1.05%	-	-	-	-	-	-	-	2,467
1.10%	-	66,888	-	182,370	-	1,215	-	15,853
1.15%	-	226,122	-	799,201	-	30,139	-	166,570
1.20%	-	1,047	-	2,701	-	79	-	5,497
1.25%	-	14,369	-	41,619	-	16,198	-	27,588
1.30%	51,639	331,937	120,923	1,347,488	92,264	9,419	3,618,967	180,919
1.35%	-	57,183	-	169,260	-	31,109	-	46,603
1.40%	21,327	18,869	9,569	19,658	9,617	41	892,006	8,844
1.45%	-	52,086	-	92,278	-	9,908	-	32,907
1.50%	-	86,040	-	280,945	-	27,220	-	86,507
1.55%	-	142,452	-	476,694	-	44,627	-	165,759
1.60%	-	20,559	-	24,337	-	3,270	-	22,228
1.65%	-	39,594	-	95,925	-	9,025	-	43,216
1.70%	-	13,847	-	12,779	-	12,352	-	22,229
1.75%	-	431,157	-	1,397,603	-	105,819	-	251,046
1.80%	-	25,183	-	43,220	-	8,698	-	49,229
1.85%	-	40,178	-	159,999	-	7,831	-	81,415
1.90%	-	5,569	-	10,515	-	4,346	-	9,760
1.95%	-	63,042	-	242,936	-	19,576	-	68,772
2.00%	-	70,305	-	155,413	-	7,384	-	52,394
2.05%	-	12,163	-	36,356	-	9,446	-	22,657
2.10%	-	50,246	-	52,805	-	5,507	-	30,642
2.15%	-	51,769	-	110,909	-	41,357	-	20,536
2.20%	-	37,487	-	105,131	-	3,705	-	61,960
2.25%	-	14,105	-	4,504	-	915	-	5,636
2.30%	-	9,259	-	37,039	-	20,575	-	15,082
2.35%	-	13,690	-	51,461	-	13,785	-	10,722
2.40%	-	4,811	-	17,862	-	6,112	-	6,368
2.45%	-	4,787	-	10,199	-	3,223	-	10,122
2.50%	-	6,349	-	10,145	-	771	-	6,683
2.55%	-	7,903	-	10,694	-	203	-	6,205
2.60%	-	5,508	-	110	-	413	-	932
2.65%	-	5	-	-	-	-	-	1,558
2.70%	-	-	-	-	-	-	-	1,194
2.75%	-	-	-	31	-	-	-	236
2.80%	-	-	-	-	-	-	-	785
2.85%	-	-	-	83	-	-	-	590
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	3,058	-	-	-	129
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$73,474	$1,924,509	$130,805	$6,005,328	$103,121	$454,268	$4,519,008	$1,548,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.40%	$-	$-	$478	$-	$578	$-	$-	$-
0.65%	-	-	2,331	-	265	-	-	-
0.75%	-	-	16,058	-	2,330	-	-	-
0.80%	686	3,052	-	2,877	-	419	1,020	-
0.85%	-	-	22,130	-	6,190	-	-	-
0.95%	-	-	3,400	-	2,214	-	-	-
1.05%	-	-	4,602	-	5,538	-	-	-
1.10%	-	-	88,117	-	44,790	-	-	84
1.15%	-	-	793,803	-	542,801	-	-	9,508
1.20%	-	-	6,110	-	2,882	-	-	-
1.25%	-	-	75,277	-	68,854	-	-	7,082
1.30%	214,673	242,829	383,252	253,495	303,581	544,114	260,437	238
1.35%	-	-	181,733	-	185,316	-	-	-
1.40%	102,158	115,786	75,778	63,724	25,293	131,773	53,264	1,439
1.45%	-	-	125,616	-	77,751	-	-	911
1.50%	-	-	194,343	-	168,529	-	-	2,380
1.55%	-	-	639,558	-	421,378	-	-	3,765
1.60%	-	-	67,922	-	62,254	-	-	559
1.65%	-	-	191,716	-	134,069	-	-	-
1.70%	-	-	93,607	-	43,791	-	-	3,683
1.75%	-	-	1,606,786	-	693,635	-	-	480
1.80%	-	-	164,405	-	120,735	-	-	937
1.85%	-	-	151,772	-	104,596	-	-	561
1.90%	-	-	28,664	-	23,492	-	-	422
1.95%	-	-	235,387	-	150,315	-	-	593
2.00%	-	-	263,394	-	113,332	-	-	18
2.05%	-	-	73,441	-	64,247	-	-	176
2.10%	-	-	88,271	-	68,585	-	-	5
2.15%	-	-	231,209	-	78,159	-	-	-
2.20%	-	-	87,806	-	59,426	-	-	162
2.25%	-	-	130,917	-	24,447	-	-	32
2.30%	-	-	40,789	-	46,600	-	-	-
2.35%	-	-	481,298	-	81,163	-	-	-
2.40%	-	-	79,403	-	25,170	-	-	-
2.45%	-	-	39,773	-	10,609	-	-	-
2.50%	-	-	44,289	-	29,897	-	-	-
2.55%	-	-	36,342	-	7,806	-	-	-
2.60%	-	-	16,638	-	13,015	-	-	-
2.65%	-	-	4,560	-	2,692	-	-	-
2.70%	-	-	10,538	-	1,481	-	-	-
2.75%	-	-	5,378	-	38	-	-	-
2.80%	-	-	3,642	-	13,694	-	-	-
2.85%	-	-	461	-	364	-	-	-
2.90%	-	-	3,979	-	537	-	-	-
2.95%	-	-	784	-	351	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	401	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	43	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	58	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$317,517	$361,667	$6,796,201	$320,096	$3,832,848	$676,306	$314,721	$33,035

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.40%	$188	$-	$-	$-	$140	$-	$-	$-
0.65%	78	-	110	-	625	-	-	-
0.75%	1,030	-	2,884	-	2,091	-	-	-
0.80%	-	300	897	-	398	399	-	243
0.85%	1,657	-	2,323	-	4,132	-	-	-
0.95%	300	-	1,246	3,325	5,225	350	339	1,632
1.05%	779	-	796	2,039	3,010	1,381	36	1,394
1.10%	12,524	-	22,437	2,142	26,245	3,231	221	16,854
1.15%	130,771	-	241,519	133,761	238,522	49,221	8,120	152,327
1.20%	987	-	1,676	3,491	10,664	294	199	1,235
1.25%	11,750	-	41,999	49,469	33,078	5,514	5,374	17,823
1.30%	84,727	63,492	204,075	2,063	173,342	48,808	-	37,996
1.35%	29,790	-	130,177	47,348	79,360	18,095	-	44,990
1.40%	3,587	19,694	123,754	16,668	45,564	17,078	2,628	13,470
1.45%	25,880	-	52,224	28,856	45,579	19,511	2,597	32,540
1.50%	40,715	-	126,191	35,113	67,059	14,791	3,593	39,761
1.55%	96,358	-	253,285	163,671	235,469	72,845	7,701	162,837
1.60%	8,950	-	97,341	17,811	26,678	3,893	6,172	14,064
1.65%	22,650	-	83,213	36,625	59,840	32,150	19	24,531
1.70%	20,540	-	22,775	14,408	30,965	2,935	1,939	24,820
1.75%	165,027	-	348,789	81,996	457,469	46,888	885	206,687
1.80%	33,286	-	96,066	65,065	59,660	17,331	3,498	35,601
1.85%	36,212	-	38,101	17,150	39,228	5,863	1,180	20,648
1.90%	7,343	-	3,451	11,017	7,267	2,439	1,591	12,315
1.95%	39,152	-	63,822	21,975	75,079	13,273	799	32,792
2.00%	21,251	-	77,126	37,309	94,303	9,052	14	35,202
2.05%	4,825	-	17,745	20,389	22,397	1,436	732	6,601
2.10%	16,343	-	24,980	15,025	41,079	22,918	705	20,126
2.15%	9,975	-	18,753	20,847	73,868	5,053	305	16,697
2.20%	18,194	-	11,309	19,259	25,100	1,636	-	13,217
2.25%	5,800	-	19,295	3,192	30,068	1,079	472	11,644
2.30%	11,382	-	9,082	13,346	14,202	4,948	-	17,394
2.35%	28,287	-	4,036	6,303	133,464	61	-	58,551
2.40%	1,785	-	3,070	2,517	20,504	918	-	6,109
2.45%	4,588	-	3,214	2,089	12,505	1,367	-	4,649
2.50%	9,918	-	849	1,045	12,385	487	-	36,654
2.55%	1,298	-	5,381	520	9,132	635	-	3,461
2.60%	2,262	-	425	567	5,050	-	-	6,703
2.65%	886	-	20	640	358	280	-	116
2.70%	1,350	-	-	-	3,580	-	-	2,387
2.75%	124	-	-	-	678	-	-	932
2.80%	153	-	724	15	4,109	-	-	1,484
2.85%	471	-	-	-	142	-	-	705
2.90%	-	-	-	-	766	-	-	-
2.95%	73	-	645	-	219	-	-	387
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	181	-	-	161
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	15	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$913,246	$83,486	$2,155,805	$897,056	$2,230,794	$426,160	$49,119	$1,137,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FTVGI3	FTVFA2	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$-	$-	$43	$-	$-	$-	$-	$-
0.65%	152	-	1,306	-	-	-	-	-
0.75%	1,741	154	7,499	-	-	-	-	-
0.80%	677	21	354	-	-	243	130	389
0.85%	2,073	-	6,800	-	-	-	-	-
0.95%	2,026	-	6,337	-	-	290	7,438	-
1.05%	3,760	289	992	-	-	45	2,123	-
1.10%	10,344	2,507	32,717	-	-	276	5,963	-
1.15%	231,343	21,296	262,968	-	-	4,652	57,757	-
1.20%	484	-	3,413	-	-	51	-	-
1.25%	29,752	5,647	23,806	-	-	2,475	7,075	-
1.30%	297,028	35,170	305,136	100	2	4,983	68,050	362,428
1.35%	79,998	16,148	54,665	-	-	1,173	26,106	-
1.40%	84,985	5,539	145,495	83	197	5,838	11,938	165,329
1.45%	77,496	21,040	55,914	-	-	2,288	10,804	-
1.50%	92,083	39,182	57,455	-	-	1,808	8,575	-
1.55%	145,655	67,622	235,118	-	-	10,160	32,313	-
1.60%	101,551	23,810	32,913	-	-	1,238	4,095	-
1.65%	59,942	6,095	79,889	-	-	301	12,402	-
1.70%	11,485	3,170	40,862	-	-	593	7,130	-
1.75%	176,185	73,349	516,522	-	-	7,964	58,617	-
1.80%	100,555	10,946	78,167	-	-	1,521	9,945	-
1.85%	41,372	7,269	44,845	-	-	765	8,105	-
1.90%	1,700	78	14,437	-	-	62	7,019	-
1.95%	39,654	15,787	80,535	-	-	1,133	4,072	-
2.00%	35,790	7,097	96,641	-	-	161	5,171	-
2.05%	8,696	2,482	21,116	-	-	2,476	4,698	-
2.10%	9,307	205	26,953	-	-	676	6,672	-
2.15%	4,393	2,171	76,579	-	-	1,398	6,274	-
2.20%	18,661	11,502	33,326	-	-	1,795	1,331	-
2.25%	4,399	320	82,519	-	-	306	735	-
2.30%	4,615	965	19,102	-	-	764	2,702	-
2.35%	667	2,909	249,196	-	-	1,851	3,749	-
2.40%	1,421	1,042	24,315	-	-	1,245	5,208	-
2.45%	1,857	-	16,905	-	-	-	-	-
2.50%	1,395	603	17,751	-	-	105	64	-
2.55%	723	2,534	11,005	-	-	25	-	-
2.60%	442	-	8,040	-	-	-	224	-
2.65%	3,424	1,610	2,523	-	-	-	234	-
2.70%	-	-	3,630	-	-	-	-	-
2.75%	-	-	4,518	-	-	-	-	-
2.80%	-	-	1,184	-	-	31	-	-
2.85%	-	-	780	-	-	-	-	-
2.90%	-	-	901	-	-	-	-	-
2.95%	-	-	359	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	489	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,687,831	$388,559	$2,786,020	$183	$199	$58,692	$386,719	$528,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$98	$-
0.65%	-	-	-	-	-	-	1,194	-
0.75%	-	-	495	-	-	-	3,687	-
0.80%	524	1,305	-	919	-	120	-	343
0.85%	-	-	1,210	-	-	-	7,492	-
0.95%	-	-	8,470	-	8	-	1,604	-
1.05%	-	-	5,798	-	252	-	1,455	-
1.10%	-	-	6,416	-	303	-	41,947	-
1.15%	-	-	183,090	-	18,601	-	355,751	-
1.20%	-	-	1,376	-	763	-	3,924	-
1.25%	-	-	37,979	-	25,784	-	37,471	-
1.30%	286,277	557,217	29,922	880,188	2,227	131,675	109,978	45,958
1.35%	-	-	89,854	-	-	-	88,572	-
1.40%	181,672	108,837	12,743	509,055	1,671	31,059	40,379	12,394
1.45%	-	-	45,573	-	4,838	-	45,543	-
1.50%	-	-	44,637	-	6,081	-	89,296	-
1.55%	-	-	130,121	-	17,643	-	383,865	-
1.60%	-	-	19,536	-	300	-	20,945	-
1.65%	-	-	52,739	-	46	-	95,408	-
1.70%	-	-	8,381	-	2,093	-	58,853	-
1.75%	-	-	78,712	-	2,125	-	930,756	-
1.80%	-	-	30,405	-	9,670	-	90,565	-
1.85%	-	-	14,238	-	4,237	-	59,136	-
1.90%	-	-	3,569	-	540	-	11,363	-
1.95%	-	-	23,333	-	744	-	127,637	-
2.00%	-	-	21,586	-	930	-	157,033	-
2.05%	-	-	6,369	-	1,376	-	39,853	-
2.10%	-	-	20,406	-	1,835	-	65,991	-
2.15%	-	-	2,793	-	1,261	-	192,791	-
2.20%	-	-	19,200	-	-	-	42,757	-
2.25%	-	-	2,393	-	164	-	61,716	-
2.30%	-	-	2,353	-	-	-	16,371	-
2.35%	-	-	3,076	-	-	-	289,735	-
2.40%	-	-	2,020	-	-	-	55,318	-
2.45%	-	-	701	-	-	-	22,363	-
2.50%	-	-	109	-	-	-	17,136	-
2.55%	-	-	1,016	-	-	-	23,272	-
2.60%	-	-	68	-	-	-	10,813	-
2.65%	-	-	38	-	-	-	2,434	-
2.70%	-	-	-	-	-	-	6,742	-
2.75%	-	-	-	-	-	-	2,959	-
2.80%	-	-	3,230	-	-	-	1,485	-
2.85%	-	-	-	-	-	-	540	-
2.90%	-	-	-	-	-	-	1,922	-
2.95%	-	-	-	-	-	-	607	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	242	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	48	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$468,473	$667,359	$913,955	$1,390,162	$103,492	$162,854	$3,619,047	$58,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD

0.40%	$54	$-	$-	$-	$-	$-	$1,104	$1,419
0.65%	43	-	-	-	21	-	1,351	779
0.75%	450	-	-	-	32	2,335	19,877	5,953
0.80%	-	486	97	-	-	111	532	-
0.85%	1,752	-	-	-	130	1,230	21,325	8,103
0.95%	1,837	-	-	218	-	41	5,588	1,013
1.05%	2,891	-	-	90	-	213	6,088	1,524
1.10%	9,718	-	-	66	684	7,924	58,625	5,659
1.15%	95,711	-	-	4,620	6,460	35,886	406,779	129,076
1.20%	116	-	-	74	-	79	1,900	45
1.25%	15,253	-	-	918	47	7,070	36,749	6,248
1.30%	58,868	117,104	1,046	-	8,218	49,906	743,970	499,233
1.35%	43,918	-	-	1,343	2,783	14,835	108,466	41,683
1.40%	4,289	22,241	336	350	1,537	12,522	80,624	41,336
1.45%	21,928	-	-	1,475	734	7,403	65,213	20,247
1.50%	33,068	-	-	677	4,752	21,783	238,771	136,328
1.55%	123,556	-	-	5,304	4,269	34,477	379,528	71,830
1.60%	15,304	-	-	182	8,603	36,558	123,769	108,839
1.65%	40,459	-	-	747	1,909	8,526	116,070	32,043
1.70%	7,102	-	-	281	1	628	28,761	3,229
1.75%	127,597	-	-	3,200	9,565	35,293	1,009,907	399,861
1.80%	29,631	-	-	1,108	2,763	9,880	118,079	34,488
1.85%	20,933	-	-	354	2,405	3,288	167,244	88,619
1.90%	3,629	-	-	225	-	1,265	15,793	2,899
1.95%	35,107	-	-	353	1,414	12,612	274,701	100,294
2.00%	32,456	-	-	753	2,634	9,413	154,200	26,134
2.05%	17,354	-	-	115	322	2,800	64,894	31,076
2.10%	30,435	-	-	200	4,493	8,746	65,677	25,026
2.15%	6,904	-	-	140	80	1,851	89,746	20,036
2.20%	11,043	-	-	470	1,476	5,320	118,417	71,728
2.25%	2,666	-	-	179	428	378	35,271	3,883
2.30%	9,751	-	-	-	23	1,277	38,171	28,013
2.35%	8,492	-	-	-	1,018	-	148,468	6,420
2.40%	1,198	-	-	14	447	122	26,607	859
2.45%	4,281	-	-	76	-	642	24,034	7,950
2.50%	6,235	-	-	-	-	-	9,773	2,932
2.55%	4,886	-	-	-	2,105	1,577	18,648	2,177
2.60%	676	-	-	-	-	-	3,974	1,019
2.65%	1,263	-	-	-	-	-	3,378	2,302
2.70%	50	-	-	-	-	-	4,034	467
2.75%	336	-	-	5	-	-	994	-
2.80%	16,361	-	-	-	-	-	20,089	275
2.85%	-	-	-	-	-	-	164	-
2.90%	-	-	-	-	-	-	855	-
2.95%	-	-	-	-	-	-	267	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	113	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	42	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$847,643	$139,831	$1,479	$23,537	$69,353	$335,991	$4,858,609	$1,971,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PVGIB	PVTIGB	PVTVB	ACEG2	AVBV2	VYDS	TRHS2	VWHAS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	51	-
0.75%	-	-	-	-	-	-	2,351	3,328
0.80%	-	-	-	19	-	-	784	1
0.85%	-	-	-	-	-	-	4,354	929
0.95%	-	-	759	482	-	-	1,936	239
1.05%	112	-	10	1,043	-	-	1,217	-
1.10%	514	-	205	503	-	-	4,514	52
1.15%	7,340	1,166	8,190	7,860	-	418	75,751	2,228
1.20%	110	-	-	-	-	-	570	-
1.25%	1,778	446	5,515	1,604	-	3,023	5,290	222
1.30%	-	-	-	1,679	-	-	160,022	18,349
1.35%	1,026	-	695	1,590	-	1,250	16,391	2,131
1.40%	264	339	513	1,677	-	-	49,465	471
1.45%	1,005	254	842	1,332	-	-	7,533	187
1.50%	920	620	838	3,053	-	-	27,386	7,877
1.55%	9,562	231	6,444	8,973	23	51	55,122	4,419
1.60%	43	29	3,489	460	-	-	15,447	4,753
1.65%	1,808	-	972	522	-	58	14,157	1,251
1.70%	380	-	735	2,769	-	-	3,349	207
1.75%	7,011	499	845	5,988	-	-	72,730	8,738
1.80%	1,851	940	2,009	1,530	-	-	12,074	857
1.85%	933	304	684	1,633	-	-	16,179	2,306
1.90%	1,127	-	1,783	1,615	-	-	1,362	-
1.95%	1,080	-	-	1,539	-	-	28,721	1,811
2.00%	724	-	292	2,107	-	-	22,148	584
2.05%	681	519	203	1,181	-	-	10,081	1,615
2.10%	1,589	59	87	1,903	-	-	16,802	8,716
2.15%	239	-	-	2,639	-	-	2,558	212
2.20%	167	-	24	248	-	-	38,968	3,633
2.25%	470	-	483	210	-	-	66	46
2.30%	148	-	174	144	-	-	3,864	683
2.35%	211	-	863	2,048	-	-	1,203	-
2.40%	-	-	-	606	-	-	281	-
2.45%	-	-	331	390	-	-	1,278	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	212	-	-	1,661	56
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	103	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	74	-
2.80%	-	-	-	-	-	-	10,195	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	11	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$41,093	$5,406	$36,985	$57,829	$23	$4,800	$686,038	$75,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	WRPCP	WRPMP

0.40%	$-	$-	$-	$-	$-	$69	$5,631	$36,766
0.65%	-	-	-	52	-	-	-	-
0.75%	-	-	1,369	3,755	40	162	-	-
0.80%	131	1,674	1,841	1,007	-	-	-	-
0.85%	-	-	1,282	984	109	1	-	-
0.95%	-	-	51	527	-	-	-	-
1.05%	-	-	541	1,864	-	-	-	-
1.10%	-	-	2,614	6,401	122	146	-	-
1.15%	-	-	19,200	107,388	6,784	1,389	-	-
1.20%	-	-	5	106	16	-	-	-
1.25%	-	-	2,973	37,984	619	21	-	-
1.30%	127,426	236,392	416,472	225,479	13,491	6,201	-	-
1.35%	-	-	7,876	62,815	1,927	1,010	-	-
1.40%	64,944	86,597	124,337	37,836	3,059	156	-	-
1.45%	-	-	4,113	20,061	896	180	-	-
1.50%	-	-	32,161	193,139	13,668	4,493	-	-
1.55%	-	-	19,242	124,094	6,046	878	-	-
1.60%	-	-	13,278	123,908	6,631	1,460	-	-
1.65%	-	-	9,028	33,563	2,969	1,025	-	-
1.70%	-	-	1,760	5,322	368	14	-	-
1.75%	-	-	17,972	240,358	16,126	6,498	-	-
1.80%	-	-	11,507	78,195	4,055	662	-	-
1.85%	-	-	5,993	24,902	2,260	931	-	-
1.90%	-	-	456	1,858	2,037	53	-	-
1.95%	-	-	7,836	114,724	2,255	1,817	-	-
2.00%	-	-	3,350	78,462	3,133	441	-	-
2.05%	-	-	5,239	12,749	1,300	1,207	-	-
2.10%	-	-	21,648	45,243	1,995	510	-	-
2.15%	-	-	2,125	12,569	336	11	-	-
2.20%	-	-	27,499	72,123	8,458	236	-	-
2.25%	-	-	379	515	724	13	-	-
2.30%	-	-	751	14,277	4,932	724	-	-
2.35%	-	-	206	3,471	1,688	-	-	-
2.40%	-	-	5,267	1,330	-	4	-	-
2.45%	-	-	3,377	1,637	20	-	-	-
2.50%	-	-	-	1,306	-	220	-	-
2.55%	-	-	1,213	4,495	6,088	20	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	33	2,235	29	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,011	-	-	-	-	-
2.80%	-	-	1,233	154	1,046	70	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$192,501	$324,663	$782,238	$1,696,888	$113,227	$30,622	$5,631	$36,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.40%	$75,962	$12,303	$-	$-	$37	$-	$-	$-
0.65%	-	-	-	-	27	-	-	-
0.75%	-	-	-	-	221	-	-	-
0.80%	-	-	-	-	91	-	-	-
0.85%	-	-	-	-	2,329	-	-	-
0.95%	-	-	-	-	663	-	-	-
1.05%	-	-	-	-	421	-	-	-
1.10%	-	-	-	-	9,544	90	-	-
1.15%	-	-	-	-	40,383	-	348	13
1.20%	-	-	-	-	17	-	-	-
1.25%	-	-	-	-	4,333	-	3,422	-
1.30%	-	-	91	3,180	95,644	-	-	-
1.35%	-	-	-	-	14,537	-	-	-
1.40%	-	-	433	259	11,818	-	-	152
1.45%	-	-	-	-	8,224	-	-	-
1.50%	-	-	-	-	27,329	-	-	-
1.55%	-	-	-	-	56,005	-	-	-
1.60%	-	-	-	-	10,815	-	-	454
1.65%	-	-	-	-	13,701	-	-	-
1.70%	-	-	-	-	2,583	-	-	-
1.75%	-	-	-	-	100,801	-	-	82
1.80%	-	-	-	-	7,542	-	-	-
1.85%	-	-	-	-	17,780	-	-	-
1.90%	-	-	-	-	3,241	-	-	-
1.95%	-	-	-	-	21,009	-	-	-
2.00%	-	-	-	-	13,652	-	-	-
2.05%	-	-	-	-	2,760	-	-	-
2.10%	-	-	-	-	19,031	-	-	-
2.15%	-	-	-	-	2,370	-	-	-
2.20%	-	-	-	-	34,259	-	-	156
2.25%	-	-	-	-	1,664	-	-	-
2.30%	-	-	-	-	5,978	-	-	-
2.35%	-	-	-	-	5,188	-	-	-
2.40%	-	-	-	-	797	-	-	-
2.45%	-	-	-	-	1,986	-	-	-
2.50%	-	-	-	-	938	-	-	-
2.55%	-	-	-	-	854	-	-	-
2.60%	-	-	-	-	74	-	-	-
2.65%	-	-	-	-	242	-	-	-
2.70%	-	-	-	-	422	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$75,962	$12,303	$524	$3,439	$539,310	$90	$3,770	$857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	JAGTS2	JAIGS2	VFMG2	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	141	-	-	-	-	-	-
0.75%	45	822	-	-	67	-	-	909
0.80%	80	1,533	-	9	43	68	346	335
0.85%	70	1,380	-	-	63	-	-	723
0.95%	-	6,260	-	237	261	-	-	98
1.05%	50	5,128	-	504	17	-	-	386
1.10%	239	3,286	-	300	1,207	-	-	1,490
1.15%	3,337	54,599	11,497	3,863	11,873	-	-	12,685
1.20%	-	10	-	-	134	-	-	3
1.25%	404	7,787	10,919	1,006	2,884	-	-	1,792
1.30%	23,244	129,809	-	771	13,339	15,491	46,533	118,546
1.35%	1,704	18,193	1,862	764	4,562	-	-	5,642
1.40%	4,957	27,243	213	1,220	1,620	9,250	12,510	28,996
1.45%	1,375	7,412	95	619	2,412	-	-	3,239
1.50%	4,948	10,594	-	1,553	4,797	-	-	17,895
1.55%	2,694	50,830	29	4,848	11,450	-	-	11,767
1.60%	1,494	8,985	263	226	1,842	-	-	9,831
1.65%	6,525	13,300	351	450	2,896	-	-	5,296
1.70%	516	2,938	-	1,384	1,124	-	-	1,128
1.75%	3,308	37,881	2,968	3,213	20,284	-	-	11,255
1.80%	915	12,174	-	769	3,188	-	-	6,874
1.85%	818	4,713	436	1,406	2,694	-	-	3,269
1.90%	190	3,193	223	820	676	-	-	589
1.95%	1,285	8,058	336	703	6,823	-	-	4,864
2.00%	861	10,199	-	1,394	3,369	-	-	2,481
2.05%	488	1,911	-	863	1,353	-	-	2,868
2.10%	1,392	5,566	-	988	7,789	-	-	13,299
2.15%	717	2,621	-	1,404	4,534	-	-	1,231
2.20%	2,680	2,880	245	152	1,791	-	-	8,168
2.25%	-	158	-	125	721	-	-	230
2.30%	70	629	-	109	3,553	-	-	444
2.35%	-	520	-	1,386	3,403	-	-	114
2.40%	-	101	-	309	667	-	-	3,132
2.45%	201	589	-	408	1,068	-	-	2,414
2.50%	-	46	-	128	2,229	-	-	-
2.55%	284	320	-	107	590	-	-	1,184
2.60%	-	-	-	-	69	-	-	-
2.65%	-	253	-	-	-	-	-	89
2.70%	-	-	-	-	15	-	-	-
2.75%	-	-	-	-	200	-	-	5,345
2.80%	-	198	-	-	233	-	-	683
2.85%	-	-	-	-	197	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	9	47	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$64,891	$442,260	$29,437	$32,047	$126,084	$24,809	$59,389	$289,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI4	OVHI	OVHIS
0.40%	$-	$-	$-	$-
0.65%	-	-	-	-
0.75%	-	-	-	-
0.80%	431	-	15	-
0.85%	-	-	-	-
0.95%	-	687	-	406
1.05%	-	194	-	263
1.10%	-	92	-	198
1.15%	-	15,508	-	5,532
1.20%	-	106	-	227
1.25%	-	2,235	-	2,307
1.30%	4,399	-	169	-
1.35%	-	5,152	-	1,652
1.40%	1,093	662	13	1,124
1.45%	-	4,917	-	1,012
1.50%	-	2,451	-	861
1.55%	-	17,586	-	5,955
1.60%	-	437	-	319
1.65%	-	2,975	-	876
1.70%	-	529	-	711
1.75%	-	12,550	-	2,320
1.80%	-	2,087	-	2,394
1.85%	-	1,036	-	713
1.90%	-	823	-	255
1.95%	-	1,399	-	178
2.00%	-	3,363	-	730
2.05%	-	45	-	455
2.10%	-	941	-	297
2.15%	-	441	-	181
2.20%	-	2,876	-	217
2.25%	-	635	-	145
2.30%	-	-	-	5
2.35%	-	-	-	61
2.40%	-	58	-	-
2.45%	-	345	-	-
2.50%	-	-	-	-
2.55%	-	-	-	-
2.60%	-	-	-	-
2.65%	-	-	-	-
2.70%	-	-	-	-
2.75%	-	12	-	-
2.80%	-	-	-	-
2.85%	-	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.15%	-	-	-	-
3.20%	-	-	-	-
3.25%	-	-	-	-
3.30%	-	-	-	-
3.40%	-	-	-	-

	$5,923	$80,142	$197	$29,394

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $992,712,778 and $1,259,932,807, respectively, and total transfers from the Account to the fixed account were $301,251,657 and $267,916,742, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $10,008,558 and $15,728,316 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,377,510 and $23,803,282 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,333,007 and $5,392,901 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$33,973,541,816	$0	$0	$33,973,541,816

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$90,834	$143,771
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	1,941,698	12,463
Growth Fund - Class 1 ( AFGF )	113,001	782,187
High-Income Bond Fund - Class 1 ( AFHY )	5,554,556	5,488,414
Protected Asset Allocation Fund - Class P2 ( AVPAP2 )	13,151,517	56
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	46,041	153,323
Global Allocation V.I. Fund - Class III ( MLVGA3 )	30,429,998	10,247,168
Money Market Portfolio(TM) ( CHSMM )	8,160,040	11,777,911
Stock Index Fund, Inc. - Initial Shares ( DSIF )	16,595,091	34,970,368
Stock Index Fund, Inc. - Service Shares ( DSIFS )	28,290,060	20,611,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	706,502	5,774,636
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	569,752	11,972
VA International Equity Fund ( HVIE )	3,915,386	1,650,420
VA Situs Fund ( HVSIT )	10,494,030	5,706,022
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	1,484,725	16,807
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	24,827,495	2,932,382
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,118,340	1,147,213
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	2,542,866	1,927,486
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	25,624,529	21,380,693
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	18,945,264	3,714,995
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	102,517,058	16,211,044
Investors Growth Stock Series - Service Class ( MIGSC )	655,522	2,870,690
New Discovery Series - Service Class ( MNDSC )	2,675,845	168,106
Value Series - Service Class ( MVFSC )	14,526,019	63,465,761
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	24,570,204	5,576,740
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	483,285	719,783
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,811,462	4,033,841
Emerging Markets Debt Portfolio - Class I ( MSEM )	100,371	769,065
Emerging Markets Debt Portfolio - Class II ( MSEMB )	28,079	175,426
Global Real Estate Portfolio - Class II ( VKVGR2 )	55,861	338
U.S. Real Estate Portfolio - Class I ( MSVRE )	322	11,312
U.S. Real Estate Portfolio - Class II ( MSVREB )	32,259	32,647
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,703,143	10,443,619
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	9,214,469	26,418,089
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	396,661,820	45,529,030
American Funds NVIT Bond Fund - Class II ( GVABD2 )	210,343,286	26,964,393
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	14,933,577	13,752,465
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	15,401,138	26,010,660
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	132,911,755	46,297,313
Federated NVIT High Income Bond Fund - Class I ( HIBF )	490,653	1,683,266
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	53,468,078	54,462,799
NVIT Emerging Markets Fund - Class I ( GEM )	1,026	134,126
NVIT Emerging Markets Fund - Class II ( GEM2 )	2,489	378,935
NVIT Emerging Markets Fund - Class III ( GEM3 )	2,163,701	6,985,461
NVIT Emerging Markets Fund - Class VI ( GEM6 )	10,338,529	8,871,425
NVIT International Equity Fund - Class I ( GIG )	320	3,199
NVIT International Equity Fund - Class III ( GIG3 )	329,543	4,651,314
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	2,108,362	5,036,852
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	6,326,745	13,709,915
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	5,614,486	6,785,257
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	554,524	482,977
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,018,936	46,084,821
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,119,360	2,902,571
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	221,525,633	25,830,270
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	265,727,595	60,133,014
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	222,208,059	67,236,959
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	245,418,553	38,108,863
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	22,412,185	31,366,169
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	141,280,098	12,109,868
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,888,368	1,466,211
NVIT Core Bond Fund - Class II ( NVCBD2 )	20,819,816	34,162,224
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	14,067,601	7,493,934
NVIT Nationwide Fund - Class I ( TRF )	2,058,410	21,104,745
NVIT Nationwide Fund - Class II ( TRF2 )	4,323,611	42,192,577
NVIT Government Bond Fund - Class I ( GBF )	82,400,243	112,407,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century NVIT Growth Fund - Class I ( CAF )	1,202,056	5,014,115
American Century NVIT Growth Fund -Class II ( CAF2 )	13,969,385	2,442,144
NVIT International Index Fund - Class VIII ( GVIX8 )	3,589,169	5,149,721
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	5,807,940	74,555,354
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	207,174,144	4,355,236
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	229,059,362	40,142,600
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	177,536,262	33,615,624
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	70,938,935	200,290,234
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,167,687	233,960,717
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	60,783,557	65,929,955
NVIT Mid Cap Index Fund - Class I ( MCIF )	14,716,837	15,769,197
NVIT Money Market Fund - Class I ( SAM )	229,128,924	213,744,174
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	259,981	5,241,755
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	3,978,321	33,163,620
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	612	128,684
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	616,839	1,773,013
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	7,248,720	7,954,491
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,818,771	3,644,032
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	7,958,233	29,947,216
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	564,264	1,166,591
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	8,622,133	8,518,271
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	17,099,096	28,758,051
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	16,405,329	31,913,231
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	28,524,791	48,583,995
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,037,267	2,531,207
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	4,390,217	10,686,129
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	1,986,167	6,562,049
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	3,434,720	5,852,757
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	217,344	11,633,273
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	2,959,732	7,289,074
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	38,501,718	21,050,476
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	20,740,739	13,628,912
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,959,151	60,353,681
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	5,150,886	49,634,061
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,998,498	32,828,954
Van Kampen NVIT Comstock Value Fund - Class II ( EIF2 )	5,778,806	21,425,563
NVIT Real Estate Fund - Class I ( NVRE1 )	9,943,028	12,483,266
NVIT Real Estate Fund - Class II ( NVRE2 )	20,666,810	17,299,079
TOPS Protected Balanced ETF Portfolio - Class 4 ( NOTB4 )	283,701	106
TOPS Protected Growth ETF Portfolio - Class 4 ( NOTG4 )	151,844	51
TOPS Protected Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	77,187	37
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	136,232	3,420
VPS Growth and Income Portfolio - Class B ( ALVGIB )	215,965	1,533,345
VPS Small/Mid Cap Value Portfolio: Class B ( ALVSVB )	12,110,196	10,510,408
VP Balanced Fund - Class I ( ACVB )	2,626,699	4,776,705
VP Capital Appreciation Fund - Class I ( ACVCA )	7,199	34,143
VP Income & Growth Fund - Class I ( ACVIG )	858,141	2,769,332
VP Income & Growth Fund - Class II ( ACVIG2 )	317,519	1,017,792
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	51,154,252	26,509,607
VP International Fund - Class I ( ACVI )	724	7,344
VP International Fund - Class III ( ACVI3 )	1	96
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,016,387	2,122,866
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,668,955	7,544,662
VP Ultra(R) Fund - Class II ( ACVU2 )	-	5,760
VP Vista(SM) Fund - Class I ( ACVVS1 )	-	1,642
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,447,757	15,182,371
Appreciation Portfolio - Initial Shares ( DCAP )	6,719,114	6,298,920
Appreciation Portfolio - Service Shares ( DCAPS )	31,444,791	15,032,923
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	143,390	938,013
Growth and Income Portfolio - Initial Shares ( DGI )	574,381	2,283,331
Managed Tail Risk Fund II: Service Shares ( FCA2S )	100,720	451,826
Quality Bond Fund II - Primary Shares ( FQB )	1,595,233	1,873,169
Quality Bond Fund II - Service Shares ( FQBS )	2,826,920	8,956,328
Equity-Income Portfolio - Initial Class ( FEIP )	31,875,281	52,039,165
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	615,166	2,822,866
High Income Portfolio - Initial Class ( FHIP )	2,888,713	9,804,665
VIP Asset Manager Portfolio - Initial Class ( FAMP )	3,250,836	22,277,159
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,048,700	19,823,024
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	29,504,867	20,305,743
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,281,372	1,191,081
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	28,937,449	5,308,796
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,239,333	1,684,140
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	60,083,042	12,553,986
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,378,190	953,222
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	5,448,216	3,449,143
VIP Growth Portfolio - Initial Class ( FGP )	2,030,249	55,000,231
VIP Growth Portfolio - Service Class 2 ( FG2 )	15,807,945	20,830,270
VIP High Income Portfolio - Initial Class R ( FHIPR )	13,429,952	11,602,281
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	4,487,665	5,956,705
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	69,020,000	69,458,180
VIP Mid Cap Portfolio - Service Class ( FMCS )	2,935,292	6,517,458
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	30,777,630	35,760,953
VIP Overseas Portfolio - Initial Class ( FOP )	1,144,664	8,321,108
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,075,242	3,794,105
VIP Overseas Portfolio - Service Class 2 ( FO2 )	47,232	477,990
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	8,659,458	9,536,141
VIP Value Strategies Portfolio - Service Class ( FVSS )	1,058,454	1,643,704
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	23,413,195	11,532,003
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	1,700,980	14,423,641
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,782,132	39,905,824
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	3,313,504	5,095,394
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	98,990	631,753
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,237,833	13,410,185
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	16,933,991	10,465,849
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	6,571,416	2,954,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,305,909	38,348,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Growth Portfolio - I Class Shares ( AMTG )		1,287	2,701
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		4,689	12,115
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S ( AMRS )		34,800	34,800
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		491,468	1,691,269
Socially Responsive Portfolio - I Class Shares ( AMSRS )		302,439	6,621,725
Balanced Fund/VA - Non-Service Shares ( OVMS )		712,591	8,197,243
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,573,494	7,256,301
Global Securities Fund/VA - Class 3 ( OVGS3 )		2,387,367	8,914,401
Global Securities Fund/VA - Class 4 ( OVGS4 )		8,300,775	11,514,888
Global Securities Fund/VA - Non-Service Shares ( OVGS )		2,228,927	17,620,140
Global Securities Fund/VA - Service Class ( OVGSS )		158,232	1,363,563
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,768,342	3,375,507
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,102,660	51,935,866
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		1,022,675	1,275,157
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		5,502,149	10,592,978
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )		702,687	2,907,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		745,216	64,980
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		9,228,683	501,536
All Asset Portfolio - Advisor Class ( PMVAAD )		19,899,643	180,978
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		5,134,870	4,712,613
Low Duration Portfolio - Advisor Class ( PMVLAD )		88,346,091	23,232,207
Total Return Portfolio - Advisor Class ( PMVTRD )		128,559,604	4,087,297
Putnam VT Growth and Income Fund - Class IB ( PVGIB )		375,052	690,082
Putnam VT International Equity Fund - Class IB ( PVTIGB )		8,144	106,530
Putnam VT Voyager Fund - Class IB ( PVTVB )		207,374	1,553,174
Van Kampen V.I. American Franchise Fund: Series II Shares ( ACEG2 )		6,233,583	773,903
Van Kampen V.I. Value Opportunities Fund: Series II Shares ( AVBV2 )		15	4,646
Diversified Stock Fund Class A Shares ( VYDS )		3,723	13,712
Blue Chip Growth Portfolio - II ( TRBCG2 )		68,073	67,944
Equity Income Portfolio - II ( TREI2 )		-	1
Health Sciences Portfolio - II ( TRHS2 )		30,794,335	10,928,807
Eck VIP Trust - Global Hard Assets Fund - Service Class ( VWHAS )		14,460,436	1,040,372
VIP Trust - Global Bond Fund: Initial Class ( VWBF )		6,042,012	2,554,166
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		14,405,162	3,938,545
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		61,590,413	17,608,570
Variable Insurance Portfolios - Asset Strategy ( WRASP )		23,551,095	12,403,823
Variable Insurance Portfolios - High Income ( WRHIP )		26,185,872	1,897,113
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		7,222,931	118,991
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		1,398,732	132,926
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		11,900,581	163,280
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		13,050,998	652,406
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		3,880,912	297,476
Advantage VT Discovery Fund ( SVDF )		44	4,090
Advantage VT Opportunity Fund - Class 2 ( SVOF )		339	27,121
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		10,874,300	9,960,669
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		583	2,509
Advantage VT Core Bond Fund ( WFVTRB )		9,930	3,773
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		3,480	12,338
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2 )		4,910,265	17,922,204
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		2,568,373	96,480,226
Managed Allocation Fund - Moderate Growth II (obsolete) ( VFMG2 )		21,461	3,392,795
V.I. Capital Appreciation Fund - Series II (obsolete) ( AVCA2 )		309,263	6,878,703
V.I. Capital Development Fund - Series II (obsolete) ( AVCD2 )		437,070	26,287,599
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR )		287,542	6,048,171
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR )		881,154	14,495,933
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR )		8,018,941	61,325,051
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		364,563	815,718
High Income Fund/VA - Class 4 (obsolete) ( OVHI4 )		2,425,012	9,352,273
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI )		3,187	25,829
High Income Fund/VA - Service Class (obsolete) ( OVHIS )		393,915	2,789,953

	Total	$4,820,788,315	$3,495,307,900

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2012	0.95% to 1.05%	29,102	$13.92 to $ 13.79	$402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
Growth Fund - Class 1 (AFGF)
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
High-Income Bond Fund - Class 1 (AFHY)
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
Protected Asset Allocation Fund - Class P2 (AVPAP2)
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.80% to 1.40%	597,636	$17.99 to $ 17.07	$10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
New Discovery Series - Service Class (MNDSC)
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Value Series - Service Class (MVFSC)
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	1.10% to 2.05%	40,884	$25.46 to $ 23.12	$1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
U.S. Real Estate Portfolio - Class II (MSVREB)
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.80% to 1.40%	8,617	$24.38 to $ 22.63	$196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
NVIT International Equity Fund - Class I (GIG)
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.75% to 2.60%	2,931,734	$15.73 to $ 9.16	$28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.65% to 3.20%	9,811,244	$ 9.45 to $ 12.08	$148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
NVIT Government Bond Fund - Class I (GBF)
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
American Century NVIT Growth Fund - Class II (CAF2)
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.40% to 2.75%	4,886,268	$ 12.92 to $ 19.40	$105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
NVIT Money Market Fund - Class I (SAM)
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.40% to 3.20%	11,668,408	$ 10.59 to $ 9.46	$118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.40% to 3.20%	17,866,204	$ 14.30 to $ 12.88	$244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
VP Balanced Fund - Class I (ACVB)
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.40% to 3.30%	18,958,776	$ 13.41 to $ 12.35	$ 280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
Appreciation Portfolio - Service Shares (DCAPS)
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	0.95% to 2.40%	90,443	$13.01 to $ 13.37	$1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.10% to 2.65%	10,721,864	$13.67 to $ 12.11	$141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.40% to 3.30%	9,324,722	$11.19 to $ 21.50	$241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.80% to 3.30%	4,857,387	$ 11.23 to $ 12.58	$ 71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.80% to 1.40%	1,736,330	$15.22 to $ 14.98	$33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.75% to 2.55%	1,763,524	$ 13.31 to $ 12.45	$ 22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
Diversified Stock Fund Class A Shares (VYDS)
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.75% to 2.80%	2,974,012	$ 9.77 to $ 9.64	$ 65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
Advantage VT Core Bond Fund (WFVTRB)
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	$11.34 to $ 10.46	$3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	$2.79 to $ 2.56	$7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	$8.10 to $ 12.26	$14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%

2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			7,453,205
2008	Contract owners equity:			$16,006,481,073

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".

(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(3)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiiifpa99h7.htm".
(7)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm".
(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(13)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(15)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(16)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(17)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(19)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(20)	Fund Participation Agreement with BlackRock (formerly,.FAM Distributors and FAM Variable Series Funds, Inc.), Inc. dated April 13, 2004, as amended, as document "blackrockfpa.htm".

(21)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated March 28, 2002, as amended, as document "pimcfpa.htm".
(22)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation and Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(23)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "wadellreedfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2008 with post-effective amendment number 20 of registration statement (333-103094) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Vision Group of Funds, M&T Asset Management (Division of Manufacturers and Traders Trust Company) and Federated Securities Corp. dated June 1, 2002, under document "mtbfpa.htm".
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit (26)(h), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors,
Inc. dated August 13, 2010, as document "huntingtonfpa.htm".
The following fund participation agreement was filed previously on April 12, 2011, with Post-Effective Amendment No. 43 (File No. 333-43671) as exhibit 26(h) and is hereby incorporated by reference:
(27)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsasa.htm".
The following fund participation agreement was filed previously on April 20, 2011, with Post-Effective Amendment No. 30 (File No. 333-103094) as exhibit 26(h) and is hereby incorporated by reference:
(28)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999, as document "victoryfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(30)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 28,599 and 17,249 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact